UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—June 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Variable Insurance Funds - Balanced Portfolio

Variable Insurance Funds - Money Market Portfolio

Variable Insurance Funds - Short-Term Investment-Grade Portfolio

Variable Insurance Funds - Small Company Growth Portfolio

Variable Insurance Funds - Total Bond Market Index Portfolio

Variable Insurance Funds - Capital Growth Portfolio

Variable Insurance Funds - Diversified Value Portfolio

Variable Insurance Funds - Equity Income Portfolio

Variable Insurance Funds - Growth Portfolio

Variable Insurance Funds - High Yield Bond Portfolio

Variable Insurance Funds - International Portfolio

Vanguard Variable Insurance Funds - Balanced Portfolio

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Balanced Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Balanced Portfolio	$11	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$3,585
Number of Portfolio Holdings	1,434
Portfolio Turnover Rate	33%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	7.0%
Consumer Discretionary	8.5%
Consumer Staples	4.8%
Energy	4.5%
Financials	19.7%
Health Care	7.5%
Industrials	5.1%
Information Technology	22.9%
Materials	1.3%
Other	11.2%
Real Estate	2.0%
Utilities	4.8%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR106

Vanguard Variable Insurance Funds - Money Market Portfolio

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Money Market Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Money Market Portfolio	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,293
Number of Portfolio Holdings	270

Distribution by Effective Maturity % of Net Assets (as of June 30, 2025)

1 to 7 Days	56.5%
8 to 30 Days	11.5%
31 to 60 Days	5.9%
61 to 90 Days	6.1%
91 to 180 Days	22.1%
Other Assets and Liabilities—Net	(2.1%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR104

Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Short-Term Investment-Grade Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$2,533
Number of Portfolio Holdings	2,104
Portfolio Turnover Rate	56%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communications	4.2%
Consumer Discretionary	4.4%
Consumer Staples	5.2%
Energy	6.2%
Financials	29.2%
Health Care	7.8%
Industrials	5.5%
Materials	1.7%
Real Estate	3.2%
Technology	5.2%
Utilities	6.1%
Other	19.1%
Other Assets and Liabilities—NetFootnote Reference	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR274

Vanguard Variable Insurance Funds - Small Company Growth Portfolio

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Small Company Growth Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Small Company Growth Portfolio	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,438
Number of Portfolio Holdings	521
Portfolio Turnover Rate	33%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	4.6%
Consumer Discretionary	11.7%
Consumer Staples	2.0%
Energy	2.0%
Financials	8.7%
Health Care	24.1%
Industrials	21.5%
Information Technology	19.2%
Materials	1.4%
Real Estate	1.0%
Utilities	0.3%
Other Assets and Liabilities—Net	3.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR161

Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Total Bond Market Index Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$4,828
Number of Portfolio Holdings	11,114
Portfolio Turnover Rate	25%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	2.2%
Corporate Bonds	25.5%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.5%
Other Assets and Liabilities—NetFootnote Reference	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR257

Vanguard Variable Insurance Funds - Capital Growth Portfolio

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Capital Growth Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Capital Growth Portfolio	$17	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$2,026
Number of Portfolio Holdings	124
Portfolio Turnover Rate	6%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	6.3%
Consumer Discretionary	11.3%
Consumer Staples	1.0%
Energy	2.0%
Financials	8.6%
Health Care	24.4%
Industrials	12.5%
Information Technology	28.6%
Materials	1.2%
Other Assets and Liabilities—Net	4.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR277

Vanguard Variable Insurance Funds - Diversified Value Portfolio

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Diversified Value Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Diversified Value Portfolio	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,335
Number of Portfolio Holdings	123
Portfolio Turnover Rate	17%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	6.0%
Consumer Discretionary	8.4%
Consumer Staples	4.7%
Energy	6.1%
Financials	19.0%
Health Care	12.8%
Industrials	11.9%
Information Technology	21.8%
Materials	1.9%
Other	0.0%
Real Estate	0.8%
Utilities	1.4%
Other Assets and Liabilities—Net	5.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR278

Vanguard Variable Insurance Funds - Equity Income Portfolio

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Equity Income Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Income Portfolio	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$2,227
Number of Portfolio Holdings	179
Portfolio Turnover Rate	29%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	1.9%
Consumer Discretionary	4.9%
Consumer Staples	10.2%
Energy	8.7%
Financials	20.6%
Health Care	14.2%
Industrials	12.2%
Information Technology	11.6%
Materials	3.9%
Real Estate	1.6%
Utilities	7.3%
Other Assets and Liabilities—Net	2.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR108

Vanguard Variable Insurance Funds - Growth Portfolio

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Growth Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Growth Portfolio	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,633
Number of Portfolio Holdings	50
Portfolio Turnover Rate	23%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	14.0%
Consumer Discretionary	13.1%
Financials	11.0%
Health Care	4.8%
Industrials	6.0%
Information Technology	49.2%
Real Estate	1.4%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR109

Vanguard Variable Insurance Funds - High Yield Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about High Yield Bond Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - High Yield Bond Portfolio	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$767
Number of Portfolio Holdings	945
Portfolio Turnover Rate	25%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communications	12.4%
Consumer Discretionary	15.2%
Consumer Staples	3.4%
Energy	10.6%
Financials	10.0%
Health Care	7.5%
Industrials	7.6%
Materials	9.9%
Real Estate	1.9%
Technology	6.2%
Utilities	1.8%
Other	8.6%
Other Assets and Liabilities—NetFootnote Reference	4.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR260

Vanguard Variable Insurance Funds - International Portfolio

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about International Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - International Portfolio	$18	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$3,258
Number of Portfolio Holdings	127
Portfolio Turnover Rate	11%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asia	34.8%
Europe	47.0%
North America	11.9%
Oceania	1.4%
South America	2.0%
Other Assets and Liabilities—Net	2.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR110

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Balanced Portfolio

Contents
Financial Statements	1

Balanced Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (66.0%)
Communication Services (6.0%)
Alphabet Inc. Class A	529,265	93,272
Meta Platforms Inc. Class A	98,399	72,627
* Netflix Inc.	29,317	39,259
T-Mobile US Inc.	44,004	10,485
		215,643
Consumer Discretionary (7.9%)
* Amazon.com Inc.	522,733	114,682
Marriott International Inc. Class A	89,662	24,497
TJX Cos. Inc.	192,901	23,821
McDonald's Corp.	81,211	23,728
* Tesla Inc.	74,495	23,664
* O'Reilly Automotive Inc.	257,832	23,238
Starbucks Corp.	199,392	18,270
Tractor Supply Co.	337,534	17,812
Home Depot Inc.	33,280	12,202
		281,914
Consumer Staples (3.7%)
Philip Morris International Inc.	173,087	31,524
Coca-Cola Co.	415,503	29,397
Unilever plc (XLON)	462,119	28,201
British American Tobacco plc	482,047	22,920
Kroger Co.	300,174	21,532
		133,574
Energy (2.9%)
Williams Cos. Inc.	399,900	25,118
Exxon Mobil Corp.	228,082	24,587
Targa Resources Corp.	120,492	20,975
Marathon Petroleum Corp.	110,017	18,275
EQT Corp.	238,925	13,934
		102,889
Financials (10.1%)
Wells Fargo & Co.	890,050	71,311
Nasdaq Inc.	512,554	45,833
JPMorgan Chase & Co.	148,986	43,193
Mastercard Inc. Class A	64,260	36,110
S&P Global Inc.	59,395	31,318
Charles Schwab Corp.	321,421	29,326
American Express Co.	86,000	27,432
Arthur J Gallagher & Co.	58,475	18,719
KKR & Co. Inc.	131,509	17,495
Bank of America Corp.	337,336	15,963
Morgan Stanley	95,827	13,498
Progressive Corp.	28,544	7,617
Intercontinental Exchange Inc.	20,705	3,799
		361,614
Health Care (5.6%)
Eli Lilly & Co.	52,901	41,238
Haleon plc	5,651,508	29,047
UnitedHealth Group Inc.	88,695	27,670
Gilead Sciences Inc.	217,776	24,145
AstraZeneca plc ADR	296,806	20,741
Abbott Laboratories	148,271	20,166
Merck & Co. Inc.	243,981	19,314
HCA Healthcare Inc.	44,420	17,017
		199,338
1

Balanced Portfolio
				Shares	Market Value• ($000)
Industrials (4.3%)
	Parker-Hannifin Corp.			43,411	30,321
	Republic Services Inc.			114,492	28,235
*	Boeing Co.			124,365	26,058
*	Uber Technologies Inc.			221,520	20,668
	Deere & Co.			40,578	20,634
	Johnson Controls International plc			169,025	17,852
	PACCAR Inc.			106,852	10,157
					153,925
Information Technology (21.5%)
	Microsoft Corp.			379,737	188,885
	NVIDIA Corp.			1,178,557	186,200
	Apple Inc.			585,822	120,193
	Broadcom Inc.			272,181	75,027
	Intuit Inc.			43,850	34,538
	Texas Instruments Inc.			147,805	30,687
	Jabil Inc.			116,873	25,490
	Salesforce Inc.			85,067	23,197
	Amphenol Corp. Class A			224,061	22,126
*	ServiceNow Inc.			18,836	19,365
	Corning Inc.			335,136	17,625
	Micron Technology Inc.			122,208	15,062
	Roper Technologies Inc.			23,876	13,534
					771,929
Materials (1.0%)
	Linde plc			45,403	21,302
	Anglo American plc			454,479	13,397
*	Valterra Platinum Ltd.			50,658	2,225
					36,924
Real Estate (1.2%)
	Welltower Inc.			169,791	26,102
	Crown Castle Inc.			180,473	18,540
					44,642
Utilities (1.8%)
	Sempra			372,224	28,204
	Duke Energy Corp.			183,054	21,600
	NextEra Energy Inc.			201,374	13,979
					63,783
Total Common Stocks (Cost $1,785,090)					2,366,175
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.6%)
U.S. Government Securities (8.6%)
	United States Treasury Note/Bond	4.125%	10/31/26	5,100	5,114
	United States Treasury Note/Bond	4.625%	11/15/26	7,206	7,276
	United States Treasury Note/Bond	4.250%	11/30/26	200	201
	United States Treasury Note/Bond	4.250%	12/31/26	1,200	1,207
	United States Treasury Note/Bond	4.000%	1/15/27	1,473	1,477
	United States Treasury Note/Bond	4.125%	1/31/27	11,177	11,229
	United States Treasury Note/Bond	4.125%	2/15/27	8,143	8,181
	United States Treasury Note/Bond	4.125%	2/28/27	8,378	8,422
	United States Treasury Note/Bond	2.500%	3/31/27	439	430
	United States Treasury Note/Bond	3.875%	3/31/27	8,970	8,985
	United States Treasury Note/Bond	4.500%	4/15/27	1,593	1,613
	United States Treasury Note/Bond	3.750%	4/30/27	11,800	11,799
	United States Treasury Note/Bond	3.875%	5/31/27	8,100	8,119
	United States Treasury Note/Bond	3.750%	6/30/27	3,074	3,076
	United States Treasury Note/Bond	4.375%	7/15/27	8,319	8,423
	United States Treasury Note/Bond	2.750%	7/31/27	292	286
	United States Treasury Note/Bond	3.750%	8/15/27	4,540	4,542
	United States Treasury Note/Bond	3.125%	8/31/27	650	642
	United States Treasury Note/Bond	4.125%	10/31/27	6,159	6,215
	United States Treasury Note/Bond	4.000%	12/15/27	1,753	1,765
	United States Treasury Note/Bond	3.875%	12/31/27	738	741
2

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.250%	1/15/28	3,351	3,394
	United States Treasury Note/Bond	4.250%	2/15/28	2,130	2,158
	United States Treasury Note/Bond	3.750%	4/15/28	3,101	3,105
	United States Treasury Note/Bond	3.750%	5/15/28	1,099	1,101
	United States Treasury Note/Bond	3.625%	5/31/28	336	335
	United States Treasury Note/Bond	3.875%	6/15/28	3,373	3,391
	United States Treasury Note/Bond	4.000%	1/31/29	5,350	5,399
	United States Treasury Note/Bond	4.250%	2/28/29	4,623	4,705
	United States Treasury Note/Bond	4.125%	3/31/29	8,253	8,365
	United States Treasury Note/Bond	4.625%	4/30/29	8,084	8,337
	United States Treasury Note/Bond	4.500%	5/31/29	8,192	8,417
	United States Treasury Note/Bond	4.250%	6/30/29	8,563	8,723
	United States Treasury Note/Bond	4.000%	7/31/29	8,135	8,211
	United States Treasury Note/Bond	3.625%	8/31/29	775	772
	United States Treasury Note/Bond	3.500%	9/30/29	7,478	7,403
	United States Treasury Note/Bond	3.875%	9/30/29	84	84
	United States Treasury Note/Bond	4.000%	10/31/29	334	337
	United States Treasury Note/Bond	4.125%	10/31/29	5,172	5,247
	United States Treasury Note/Bond	4.125%	11/30/29	5,853	5,939
	United States Treasury Note/Bond	4.375%	12/31/29	7,471	7,658
[1]	United States Treasury Note/Bond	4.250%	1/31/30	2,830	2,886
	United States Treasury Note/Bond	4.000%	2/28/30	7,538	7,612
	United States Treasury Note/Bond	4.000%	3/31/30	9,141	9,226
	United States Treasury Note/Bond	3.500%	4/30/30	317	313
	United States Treasury Note/Bond	3.875%	4/30/30	6,320	6,346
	United States Treasury Note/Bond	3.750%	5/31/30	538	537
	United States Treasury Note/Bond	4.000%	5/31/30	11,215	11,325
	United States Treasury Note/Bond	3.875%	6/30/30	11,787	11,832
	United States Treasury Note/Bond	4.000%	7/31/30	332	335
	United States Treasury Note/Bond	4.875%	10/31/30	122	128
	United States Treasury Note/Bond	3.750%	12/31/30	694	691
	United States Treasury Note/Bond	4.125%	7/31/31	377	382
	United States Treasury Note/Bond	3.625%	9/30/31	176	173
	United States Treasury Note/Bond	4.125%	10/31/31	432	437
	United States Treasury Note/Bond	4.375%	1/31/32	280	287
	United States Treasury Note/Bond	4.000%	4/30/32	316	317
	United States Treasury Note/Bond	4.250%	11/15/34	2,199	2,207
	United States Treasury Note/Bond	4.625%	2/15/35	4,754	4,906
	United States Treasury Note/Bond	4.250%	5/15/35	7,824	7,836
	United States Treasury Note/Bond	2.000%	11/15/41	9,117	6,265
	United States Treasury Note/Bond	2.375%	2/15/42	865	629
	United States Treasury Note/Bond	3.375%	8/15/42	6,736	5,652
	United States Treasury Note/Bond	4.000%	11/15/42	3,193	2,912
	United States Treasury Note/Bond	3.875%	5/15/43	3,846	3,435
	United States Treasury Note/Bond	4.500%	2/15/44	776	750
	United States Treasury Note/Bond	4.625%	11/15/44	776	760
	United States Treasury Note/Bond	4.750%	2/15/45	7,079	7,042
	United States Treasury Note/Bond	5.000%	5/15/45	7,622	7,829
	United States Treasury Note/Bond	2.375%	5/15/51	179	114
	United States Treasury Note/Bond	4.000%	11/15/52	110	96
	United States Treasury Note/Bond	3.625%	5/15/53	537	438
	United States Treasury Note/Bond	4.125%	8/15/53	1,166	1,042
	United States Treasury Note/Bond	4.750%	11/15/53	749	742
	United States Treasury Note/Bond	4.625%	5/15/54	1,383	1,343
	United States Treasury Note/Bond	4.500%	11/15/54	879	838
	United States Treasury Note/Bond	4.625%	2/15/55	1,950	1,899
	United States Treasury Note/Bond	4.750%	5/15/55	4,604	4,578
					306,964
Conventional Mortgage-Backed Securities (0.0%)
[2]	Ginnie Mae I Pool	8.000%	9/15/30	5	5
[2]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	12	12
[2,3]	UMBS Pool	1.770%	1/1/36	511	405
[2,3]	UMBS Pool	2.500%	4/1/37 - 4/1/38	522	478
[2,3]	UMBS Pool	3.000%	6/1/43	146	132
					1,032
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3]	Fannie Mae REMICS	3.500%	4/25/31 - 11/25/57	1,272	1,231
[2,3]	Fannie Mae REMICS	1.500%	8/25/41	37	35
[2,3]	Fannie Mae REMICS	2.500%	8/25/46	467	391
3

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Fannie Mae REMICS	3.000%	2/25/49	24	23
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	34	34
[2,3]	Freddie Mac REMICS	4.000%	12/15/30 - 2/15/31	63	63
[2,3]	Freddie Mac REMICS	3.500%	3/15/31 - 12/15/46	419	391
					2,168
Total U.S. Government and Agency Obligations (Cost $314,111)					310,164
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	2	2
[2,4]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	1,385	1,339
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	1,310	1,353
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	19	19
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	48	47
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	559	470
[2,4,5]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	5.326%	10/15/36	425	425
[2,4]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	331	314
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	154	152
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	1.530%	3/15/61	1,060	1,020
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2022-1A	5.970%	8/15/62	109	110
[2,4]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	462	467
[2,4]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	382	378
[2,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	263	245
[2,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	725	652
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	887	900
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	466	469
[2,3,5]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	10.320%	10/25/28	30	31
[2,4]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	1,739	1,681
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	495	387
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	885	884
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	1,220	1,247
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	1,451	1,511
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	267
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	300	261
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	503	485
[2]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/49	1,791	1,595
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	795	801
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.100%	3/16/29	820	827
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	206	206
[2,4]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	1,632	1,708
[2,4]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	870	838
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	1,060	1,073
[2,4]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	97	94
[2,4]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	188	179
[2,4]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	113	110
[2,4]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	51	50
[2,4]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	1,375	1,295
[2,4]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	99	98
[2,4]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	1,324	1,313
[2,4,5]	RFR Trust Class A Series 2025-SGRM	5.562%	3/11/41	1,405	1,431
[2,4]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	299	260
[2,4]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/44	213	211
[2,4]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	560	534
[2,4]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	1,032	938
[2,4]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	1,603	1,568
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/29	980	984
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2020-1A	1.645%	9/15/45	698	693
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	1,092	1,052
[2]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	785	792
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	418	420
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/38	1,747	1,771
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/39	681	685
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $37,095)					36,642
Corporate Bonds (22.1%)
Communications (1.0%)
	Alphabet Inc.	5.250%	5/15/55	100	98
	Alphabet Inc.	5.300%	5/15/65	95	93
	America Movil SAB de CV	3.625%	4/22/29	780	756
	AT&T Inc.	2.750%	6/1/31	1,305	1,183
4

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	3.500%	6/1/41	2,255	1,769
	AT&T Inc.	4.300%	12/15/42	796	671
	AT&T Inc.	4.350%	6/15/45	510	422
	AT&T Inc.	4.750%	5/15/46	638	557
	AT&T Inc.	3.650%	6/1/51	1,308	928
	AT&T Inc.	3.550%	9/15/55	1,100	742
	AT&T Inc.	6.050%	8/15/56	300	306
	AT&T Inc.	3.650%	9/15/59	986	661
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	650	611
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	1,689	1,205
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	595	590
	Comcast Corp.	3.400%	4/1/30	145	139
	Comcast Corp.	5.650%	6/15/35	110	115
	Comcast Corp.	6.500%	11/15/35	24	27
	Comcast Corp.	3.250%	11/1/39	845	661
	Comcast Corp.	3.750%	4/1/40	450	373
	Comcast Corp.	3.969%	11/1/47	586	450
	Comcast Corp.	2.887%	11/1/51	1,120	681
	Comcast Corp.	2.450%	8/15/52	1,025	557
	Comcast Corp.	4.049%	11/1/52	604	453
	Comcast Corp.	2.937%	11/1/56	3,908	2,294
	Comcast Corp.	2.650%	8/15/62	615	321
	Comcast Corp.	2.987%	11/1/63	2,093	1,177
[4]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,441
	Meta Platforms Inc.	4.950%	5/15/33	300	307
	Meta Platforms Inc.	5.600%	5/15/53	1,235	1,234
	Meta Platforms Inc.	5.400%	8/15/54	1,916	1,868
	Meta Platforms Inc.	5.750%	5/15/63	480	484
	Meta Platforms Inc.	5.550%	8/15/64	500	489
	NBCUniversal Media LLC	4.450%	1/15/43	359	309
[4]	NBN Co. Ltd.	1.625%	1/8/27	760	731
[4]	NBN Co. Ltd.	2.625%	5/5/31	1,105	998
[4]	NBN Co. Ltd.	2.500%	1/8/32	2,179	1,902
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/31	725	653
	Orange SA	9.000%	3/1/31	530	644
	Telefonica Emisiones SA	5.213%	3/8/47	190	168
	Telefonica Emisiones SA	5.520%	3/1/49	200	183
	Time Warner Cable LLC	5.500%	9/1/41	988	898
	T-Mobile USA Inc.	2.050%	2/15/28	1,275	1,205
	T-Mobile USA Inc.	4.200%	10/1/29	1,577	1,566
	T-Mobile USA Inc.	2.250%	11/15/31	150	130
	T-Mobile USA Inc.	4.375%	4/15/40	300	265
	T-Mobile USA Inc.	4.500%	4/15/50	200	165
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	133	117
	Walt Disney Co.	3.500%	5/13/40	849	697
	Walt Disney Co.	4.750%	9/15/44	26	23
	Walt Disney Co.	2.750%	9/1/49	424	267
					34,584
Consumer Discretionary (0.6%)
	Amazon.com Inc.	3.600%	4/13/32	2,300	2,201
	Amazon.com Inc.	2.875%	5/12/41	105	78
	Amazon.com Inc.	4.950%	12/5/44	630	610
	Amazon.com Inc.	3.950%	4/13/52	80	63
	Amazon.com Inc.	4.250%	8/22/57	1,648	1,350
	Amazon.com Inc.	4.100%	4/13/62	255	199
	Brown University	2.924%	9/1/50	155	102
[2]	Duke University	2.832%	10/1/55	775	473
[4]	ERAC USA Finance LLC	5.000%	2/15/29	270	277
[4]	ERAC USA Finance LLC	4.900%	5/1/33	985	985
[4]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,319
[4]	ERAC USA Finance LLC	5.625%	3/15/42	340	339
[4]	ERAC USA Finance LLC	4.500%	2/15/45	1,669	1,439
[4]	ERAC USA Finance LLC	5.400%	5/1/53	725	699
	Georgetown University	4.315%	4/1/49	273	226
	Georgetown University	2.943%	4/1/50	200	129
	Home Depot Inc.	3.300%	4/15/40	655	523
	Home Depot Inc.	4.200%	4/1/43	425	363
	Home Depot Inc.	4.875%	2/15/44	695	642
	Home Depot Inc.	4.400%	3/15/45	1,120	964
5

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.250%	4/1/46	1,332	1,115
	Home Depot Inc.	4.500%	12/6/48	761	652
	Home Depot Inc.	3.125%	12/15/49	75	50
	Home Depot Inc.	3.350%	4/15/50	500	351
	Home Depot Inc.	2.375%	3/15/51	70	40
	Home Depot Inc.	2.750%	9/15/51	320	196
	Home Depot Inc.	3.625%	4/15/52	655	476
	Home Depot Inc.	5.300%	6/25/54	930	892
[4]	Hyundai Capital America	1.650%	9/17/26	1,060	1,023
[2]	Johns Hopkins University	4.083%	7/1/53	195	156
	Lowe's Cos. Inc.	5.800%	9/15/62	672	650
	McDonald's Corp.	3.625%	9/1/49	142	103
[2]	Northeastern University	2.894%	10/1/50	225	147
[2]	Northwestern University	2.640%	12/1/50	25	15
	Starbucks Corp.	4.800%	5/15/30	480	486
	Starbucks Corp.	5.400%	5/15/35	300	306
	Starbucks Corp.	4.450%	8/15/49	300	246
	Starbucks Corp.	3.500%	11/15/50	200	139
	Trustees of Princeton University	2.516%	7/1/50	61	38
	Trustees of Princeton University	4.201%	3/1/52	64	54
	Trustees of the University of Pennsylvania	2.396%	10/1/50	186	108
[2]	University of Chicago	2.761%	4/1/45	165	128
	University of Southern California	4.976%	10/1/53	475	438
	Yale University	2.402%	4/15/50	41	24
					20,814
Consumer Staples (1.1%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	2,440	2,381
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,761	2,529
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	170	158
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,143	2,023
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	317	325
	BAT Capital Corp.	6.343%	8/2/30	305	329
	BAT Capital Corp.	4.390%	8/15/37	1,230	1,100
	BAT Capital Corp.	7.079%	8/2/43	340	375
	BAT Capital Corp.	4.540%	8/15/47	400	323
	BAT Capital Corp.	6.250%	8/15/55	455	460
[4]	Cargill Inc.	6.875%	5/1/28	645	678
[4]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	387
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	208	214
[4]	Danone SA	2.947%	11/2/26	735	722
	Diageo Capital plc	2.375%	10/24/29	2,108	1,956
[4,6]	Imperial Brands Finance plc	4.500%	6/30/28	655	655
[4,6]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	5.500%	1/15/36	800	799
[4,6]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.375%	4/15/66	715	719
	Kenvue Inc.	5.000%	3/22/30	855	881
	Kenvue Inc.	4.850%	5/22/32	1,180	1,194
	Kenvue Inc.	5.100%	3/22/43	460	444
	Kenvue Inc.	5.050%	3/22/53	300	279
[4]	L'Oreal SA	5.000%	5/20/35	825	839
[4]	Mars Inc.	4.800%	3/1/30	1,010	1,023
[4]	Mars Inc.	5.000%	3/1/32	1,200	1,216
[4]	Mars Inc.	5.200%	3/1/35	1,640	1,659
[4]	Mars Inc.	5.650%	5/1/45	580	581
[4]	Mars Inc.	5.700%	5/1/55	850	848
	Philip Morris International Inc.	5.625%	11/17/29	1,160	1,218
	Philip Morris International Inc.	5.125%	2/15/30	2,740	2,819
	Philip Morris International Inc.	5.125%	2/13/31	705	726
	Philip Morris International Inc.	4.750%	11/1/31	675	680
	Philip Morris International Inc.	5.750%	11/17/32	1,470	1,553
	Philip Morris International Inc.	5.375%	2/15/33	3,496	3,611
	Philip Morris International Inc.	4.875%	11/15/43	145	133
	Philip Morris International Inc.	4.250%	11/10/44	2,730	2,312
	Reynolds American Inc.	5.700%	8/15/35	255	260
	Reynolds American Inc.	5.850%	8/15/45	425	410
					38,819
Energy (1.6%)
	BP Capital Markets America Inc.	1.749%	8/10/30	345	303
	BP Capital Markets America Inc.	2.721%	1/12/32	3,040	2,719
	BP Capital Markets America Inc.	4.812%	2/13/33	1,580	1,578
6

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	4.893%	9/11/33	1,240	1,242
	BP Capital Markets America Inc.	5.227%	11/17/34	1,120	1,139
	BP Capital Markets America Inc.	2.772%	11/10/50	470	287
	BP Capital Markets America Inc.	2.939%	6/4/51	925	580
	BP Capital Markets America Inc.	3.001%	3/17/52	1,206	761
	BP Capital Markets America Inc.	3.379%	2/8/61	370	239
	Cheniere Energy Partners LP	5.950%	6/30/33	560	584
[4]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	265	266
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	140	142
[4]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	355	375
[4]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	1,075	1,129
[4]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	1,202	1,242
[4]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/63	247	261
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	585	552
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	125	109
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,603	1,355
[4]	EIG Pearl Holdings Sarl	3.545%	8/31/36	626	557
[4]	EIG Pearl Holdings Sarl	4.387%	11/30/46	470	365
	Enbridge Inc.	4.900%	6/20/30	170	172
	Enbridge Inc.	5.550%	6/20/35	275	280
	Enbridge Inc.	6.700%	11/15/53	370	400
	Enbridge Inc.	5.950%	4/5/54	300	297
	Energy Transfer LP	5.250%	4/15/29	1,715	1,756
	Energy Transfer LP	5.200%	4/1/30	383	391
	Energy Transfer LP	5.150%	2/1/43	155	135
	Energy Transfer LP	5.350%	5/15/45	160	144
	Energy Transfer LP	6.125%	12/15/45	170	167
	Energy Transfer LP	5.300%	4/15/47	155	137
	Energy Transfer LP	5.400%	10/1/47	1,226	1,093
	Energy Transfer LP	6.000%	6/15/48	458	441
	Energy Transfer LP	5.950%	5/15/54	550	523
[4]	Eni SpA	5.950%	5/15/54	1,030	996
	Enterprise Products Operating LLC	5.200%	1/15/36	430	433
	Enterprise Products Operating LLC	5.950%	2/1/41	90	93
	Enterprise Products Operating LLC	5.100%	2/15/45	950	883
	Enterprise Products Operating LLC	4.900%	5/15/46	375	337
	Enterprise Products Operating LLC	4.250%	2/15/48	730	592
	Enterprise Products Operating LLC	5.550%	2/16/55	200	193
	Equinor ASA	3.125%	4/6/30	1,548	1,477
	Equinor ASA	5.125%	6/3/35	2,339	2,379
	Exxon Mobil Corp.	2.610%	10/15/30	545	504
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,069	947
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	994	814
[4]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	530	535
[2,4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	234	241
[2]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	425	438
[2,4]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	825	853
[2,4]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	815	814
	MPLX LP	5.500%	6/1/34	615	618
	ONEOK Inc.	4.750%	10/15/31	530	525
	ONEOK Inc.	6.050%	9/1/33	356	374
[4]	QatarEnergy	2.250%	7/12/31	925	811
[4]	QatarEnergy	3.125%	7/12/41	675	496
[4]	Saudi Arabian Oil Co.	5.375%	6/2/35	1,060	1,065
[4]	Saudi Arabian Oil Co.	6.375%	6/2/55	855	858
[4]	Schlumberger Holdings Corp.	5.000%	11/15/29	430	442
	Shell Finance US Inc.	4.125%	5/11/35	1,130	1,068
	Shell Finance US Inc.	4.550%	8/12/43	100	88
	Shell Finance US Inc.	4.375%	5/11/45	3,361	2,845
	Shell Finance US Inc.	3.750%	9/12/46	170	131
	Shell International Finance BV	5.500%	3/25/40	600	611
	Shell International Finance BV	3.000%	11/26/51	2,085	1,342
	Suncor Energy Inc.	5.950%	12/1/34	330	342
	Targa Resources Corp.	6.150%	3/1/29	1,815	1,909
	Targa Resources Corp.	5.550%	8/15/35	1,370	1,377
	Targa Resources Corp.	6.125%	5/15/55	1,090	1,067
	TotalEnergies Capital SA	5.150%	4/5/34	705	722
	TotalEnergies Capital SA	5.488%	4/5/54	796	766
	TotalEnergies Capital SA	5.275%	9/10/54	1,022	957
	TotalEnergies Capital SA	5.638%	4/5/64	665	645
7

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TotalEnergies Capital SA	5.425%	9/10/64	1,466	1,371
	TransCanada PipeLines Ltd.	4.875%	1/15/26	700	700
	TransCanada PipeLines Ltd.	4.100%	4/15/30	125	123
[4]	Whistler Pipeline LLC	5.400%	9/30/29	240	243
[4]	Whistler Pipeline LLC	5.700%	9/30/31	180	184
					55,930
Financials (9.6%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	1,135	1,169
[4]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	1,210	1,189
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	1,795	1,865
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	225	214
[4]	AIB Group plc	5.871%	3/28/35	400	413
	Allstate Corp.	5.250%	3/30/33	445	456
	Allstate Corp.	5.550%	5/9/35	197	205
	Allstate Corp.	3.850%	8/10/49	156	119
	American Express Co.	4.731%	4/25/29	580	586
	American Express Co.	5.282%	7/27/29	300	308
	American Express Co.	5.532%	4/25/30	200	208
	American Express Co.	4.420%	8/3/33	255	249
	American Express Co.	5.043%	5/1/34	1,714	1,729
	American Express Co.	5.915%	4/25/35	1,388	1,451
	American Express Co.	5.284%	7/26/35	1,100	1,115
	American Express Co.	5.442%	1/30/36	200	204
	American Express Co.	5.667%	4/25/36	700	725
	American International Group Inc.	4.850%	5/7/30	265	269
	American International Group Inc.	5.125%	3/27/33	765	778
	American International Group Inc.	4.750%	4/1/48	160	142
	Ameriprise Financial Inc.	5.700%	12/15/28	494	518
	Ameriprise Financial Inc.	4.500%	5/13/32	335	332
	Ameriprise Financial Inc.	5.150%	5/15/33	630	646
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	550	536
	Aon North America Inc.	5.450%	3/1/34	1,685	1,731
	Arthur J Gallagher & Co.	4.850%	12/15/29	140	142
[4]	Athene Global Funding	5.349%	7/9/27	1,105	1,122
[4]	Athene Global Funding	1.985%	8/19/28	10	9
[4]	Athene Global Funding	2.717%	1/7/29	980	914
[4]	Athene Global Funding	5.583%	1/9/29	860	884
[4]	Athene Global Funding	4.721%	10/8/29	1,244	1,240
[4]	Athene Global Funding	5.380%	1/7/30	1,385	1,415
	Athene Holding Ltd.	6.250%	4/1/54	1,140	1,124
	Athene Holding Ltd.	6.625%	5/19/55	1,420	1,460
[4]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	601
[4]	Aviation Capital Group LLC	1.950%	9/20/26	415	402
	Banco Santander SA	5.365%	7/15/28	400	407
	Bank of America Corp.	4.948%	7/22/28	85	86
	Bank of America Corp.	6.204%	11/10/28	300	312
	Bank of America Corp.	5.202%	4/25/29	1,095	1,119
	Bank of America Corp.	4.271%	7/23/29	4,780	4,767
	Bank of America Corp.	5.819%	9/15/29	500	521
	Bank of America Corp.	3.194%	7/23/30	1,055	1,004
	Bank of America Corp.	5.162%	1/24/31	1,500	1,538
	Bank of America Corp.	2.496%	2/13/31	1,495	1,366
	Bank of America Corp.	2.592%	4/29/31	200	183
	Bank of America Corp.	2.572%	10/20/32	490	431
	Bank of America Corp.	4.571%	4/27/33	4,978	4,896
	Bank of America Corp.	5.015%	7/22/33	1,474	1,491
	Bank of America Corp.	5.288%	4/25/34	305	311
	Bank of America Corp.	5.872%	9/15/34	2,680	2,828
	Bank of America Corp.	5.511%	1/24/36	1,065	1,095
	Bank of America Corp.	5.464%	5/9/36	305	313
	Bank of America Corp.	3.846%	3/8/37	1,323	1,210
	Bank of America Corp.	5.875%	2/7/42	260	272
	Bank of America Corp.	3.311%	4/22/42	870	668
	Bank of America Corp.	5.000%	1/21/44	1,000	945
	Bank of America Corp.	4.330%	3/15/50	1,406	1,168
	Bank of America Corp.	2.972%	7/21/52	1,225	791
	Bank of New York Mellon Corp.	4.729%	4/20/29	330	335
	Bank of New York Mellon Corp.	5.060%	7/22/32	170	174
	Bank of New York Mellon Corp.	5.834%	10/25/33	1,004	1,065
8

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	4.706%	2/1/34	450	445
	Bank of New York Mellon Corp.	4.967%	4/26/34	952	955
	Bank of New York Mellon Corp.	6.474%	10/25/34	255	281
	Bank of Nova Scotia	5.350%	12/7/26	1,740	1,765
	Bank of Nova Scotia	1.950%	2/2/27	360	348
[4]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	1,000	966
[4]	Banque Federative du Credit Mutuel SA	5.538%	1/22/30	1,244	1,290
	Barclays plc	2.279%	11/24/27	400	388
	Barclays plc	5.086%	2/25/29	785	795
	Barclays plc	5.690%	3/12/30	697	721
[4]	Beacon Funding Trust	6.266%	8/15/54	1,335	1,321
[4]	Belrose Funding Trust II	6.792%	5/15/55	1,230	1,256
	BlackRock Funding Inc.	5.250%	3/14/54	765	735
	BlackRock Funding Inc.	5.350%	1/8/55	450	439
	Blackrock Inc.	2.100%	2/25/32	605	522
	Blackrock Inc.	4.750%	5/25/33	1,997	2,019
[4]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	605	522
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	510	508
[4]	BNP Paribas SA	3.500%	11/16/27	2,050	2,004
[4]	BNP Paribas SA	2.591%	1/20/28	630	612
[4]	BNP Paribas SA	5.335%	6/12/29	1,095	1,120
[4]	BNP Paribas SA	5.786%	1/13/33	550	572
[4]	BNP Paribas SA	5.738%	2/20/35	500	517
[4]	BPCE SA	3.500%	10/23/27	1,780	1,741
[4]	BPCE SA	5.281%	5/30/29	575	591
[4]	BPCE SA	2.700%	10/1/29	1,450	1,345
[4]	BPCE SA	5.876%	1/14/31	1,820	1,889
[4]	BPCE SA	5.389%	5/28/31	585	596
[4]	BPCE SA	5.936%	5/30/35	1,805	1,852
[4]	Brighthouse Financial Global Funding	1.550%	5/24/26	525	511
[4]	Brighthouse Financial Global Funding	2.000%	6/28/28	520	479
[4]	Brighthouse Financial Global Funding	5.650%	6/10/29	1,186	1,213
	Brown & Brown Inc.	4.900%	6/23/30	410	414
	Brown & Brown Inc.	5.250%	6/23/32	90	92
[4,6]	CaixaBank SA	4.634%	7/3/29	1,305	1,308
[4,6]	CaixaBank SA	4.885%	7/3/31	1,251	1,257
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	1,105	1,125
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	925	927
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	925	925
	Capital One Financial Corp.	7.149%	10/29/27	455	470
	Capital One Financial Corp.	6.312%	6/8/29	387	406
	Capital One Financial Corp.	5.700%	2/1/30	208	215
	Capital One Financial Corp.	7.624%	10/30/31	914	1,033
	Capital One Financial Corp.	5.817%	2/1/34	250	258
	Capital One Financial Corp.	6.377%	6/8/34	1,246	1,326
	Capital One Financial Corp.	6.051%	2/1/35	1,233	1,287
	Capital One Financial Corp.	5.884%	7/26/35	771	795
	Capital One Financial Corp.	6.183%	1/30/36	540	549
	Charles Schwab Corp.	3.200%	3/2/27	410	404
	Charles Schwab Corp.	2.000%	3/20/28	952	901
	Chubb INA Holdings LLC	4.350%	11/3/45	571	494
	Citigroup Inc.	1.462%	6/9/27	1,213	1,179
	Citigroup Inc.	3.070%	2/24/28	1,000	978
	Citigroup Inc.	3.520%	10/27/28	839	822
	Citigroup Inc.	5.174%	2/13/30	500	510
	Citigroup Inc.	3.878%	1/24/39	1,025	883
	Citigroup Inc.	2.904%	11/3/42	560	397
[4]	CNO Global Funding	5.875%	6/4/27	1,035	1,063
[4]	CNO Global Funding	4.875%	12/10/27	215	217
[4]	CNO Global Funding	2.650%	1/6/29	370	346
[4]	Commonwealth Bank of Australia	5.071%	9/14/28	1,060	1,092
[4]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	2,034
[4]	Cooperatieve Rabobank UA	4.655%	8/22/28	625	628
	Corebridge Financial Inc.	3.900%	4/5/32	1,810	1,699
	Corebridge Financial Inc.	6.050%	9/15/33	190	200
	Corebridge Financial Inc.	5.750%	1/15/34	1,150	1,195
	Corebridge Financial Inc.	4.350%	4/5/42	105	88
	Corebridge Financial Inc.	4.400%	4/5/52	427	342
[4]	Corebridge Global Funding	5.750%	7/2/26	595	603
[4]	Corebridge Global Funding	5.900%	9/19/28	255	266
9

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Corebridge Global Funding	5.200%	1/12/29	615	630
[4]	Corebridge Global Funding	5.200%	6/24/29	1,950	1,997
[4]	Credit Agricole SA	4.631%	9/11/28	995	996
[4]	Credit Agricole SA	6.316%	10/3/29	355	373
[4]	Credit Agricole SA	5.862%	1/9/36	250	259
[4]	Danske Bank A/S	6.259%	9/22/26	1,040	1,043
[4]	Danske Bank A/S	1.549%	9/10/27	1,605	1,551
[4]	DNB Bank ASA	1.535%	5/25/27	960	935
[4]	DNB Bank ASA	1.605%	3/30/28	1,330	1,267
[4]	Equitable Financial Life Global Funding	1.300%	7/12/26	825	801
[4]	Equitable Financial Life Global Funding	1.700%	11/12/26	365	352
[4]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	502
[4]	Equitable Financial Life Global Funding	4.875%	11/19/27	255	258
[4]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	813
[4]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	1,075	1,113
[4]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	2,055	2,111
	Fifth Third Bancorp	4.055%	4/25/28	325	323
	Fifth Third Bancorp	4.337%	4/25/33	15	14
[4]	Five Corners Funding Trust III	5.791%	2/15/33	810	841
[4]	Five Corners Funding Trust IV	5.997%	2/15/53	1,480	1,507
[4]	GA Global Funding Trust	4.400%	9/23/27	1,540	1,538
[4]	GA Global Funding Trust	5.500%	1/8/29	502	514
[4]	GA Global Funding Trust	5.200%	12/9/31	795	797
[4]	GA Global Funding Trust	5.900%	1/13/35	588	597
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	735
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,165	1,125
	Goldman Sachs Group Inc.	3.691%	6/5/28	640	631
	Goldman Sachs Group Inc.	3.814%	4/23/29	2,695	2,651
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,430	2,416
	Goldman Sachs Group Inc.	4.692%	10/23/30	500	501
	Goldman Sachs Group Inc.	5.218%	4/23/31	827	848
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,130	2,784
	Goldman Sachs Group Inc.	2.383%	7/21/32	1,963	1,714
	Goldman Sachs Group Inc.	2.650%	10/21/32	625	551
	Goldman Sachs Group Inc.	3.102%	2/24/33	679	611
	Goldman Sachs Group Inc.	6.561%	10/24/34	747	826
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	916
	HSBC Holdings plc	5.887%	8/14/27	1,270	1,288
	HSBC Holdings plc	4.041%	3/13/28	890	883
	HSBC Holdings plc	5.597%	5/17/28	1,360	1,386
	HSBC Holdings plc	7.390%	11/3/28	1,565	1,661
	HSBC Holdings plc	4.899%	3/3/29	1,255	1,265
	HSBC Holdings plc	4.583%	6/19/29	1,475	1,477
	HSBC Holdings plc	2.206%	8/17/29	1,085	1,010
	HSBC Holdings plc	5.240%	5/13/31	1,065	1,085
	HSBC Holdings plc	2.357%	8/18/31	1,425	1,265
	HSBC Holdings plc	2.804%	5/24/32	1,055	937
	HSBC Holdings plc	6.254%	3/9/34	300	321
	HSBC Holdings plc	6.547%	6/20/34	200	212
	HSBC Holdings plc	6.500%	5/2/36	900	975
	HSBC Holdings plc	6.100%	1/14/42	300	317
	Huntington National Bank	4.552%	5/17/28	320	321
	ING Groep NV	3.950%	3/29/27	2,495	2,483
	ING Groep NV	1.726%	4/1/27	500	490
	ING Groep NV	5.335%	3/19/30	245	251
	Intercontinental Exchange Inc.	4.000%	9/15/27	3,545	3,530
	Intercontinental Exchange Inc.	4.350%	6/15/29	255	256
	Intercontinental Exchange Inc.	4.250%	9/21/48	949	783
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,032	674
	Intercontinental Exchange Inc.	4.950%	6/15/52	2,290	2,070
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	516
[4]	Jackson National Life Global Funding	5.550%	7/2/27	610	622
[4]	Jackson National Life Global Funding	4.700%	6/5/28	805	810
	JPMorgan Chase & Co.	4.851%	7/25/28	500	505
	JPMorgan Chase & Co.	2.069%	6/1/29	740	695
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,104
	JPMorgan Chase & Co.	5.012%	1/23/30	900	917
	JPMorgan Chase & Co.	5.581%	4/22/30	6,100	6,335
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,458
	JPMorgan Chase & Co.	4.603%	10/22/30	1,540	1,545
10

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	5.140%	1/24/31	1,130	1,159
	JPMorgan Chase & Co.	5.103%	4/22/31	305	313
	JPMorgan Chase & Co.	4.912%	7/25/33	2,305	2,318
	JPMorgan Chase & Co.	5.350%	6/1/34	2,344	2,414
	JPMorgan Chase & Co.	5.336%	1/23/35	300	307
	JPMorgan Chase & Co.	5.294%	7/22/35	600	611
	JPMorgan Chase & Co.	5.572%	4/22/36	605	628
	JPMorgan Chase & Co.	3.109%	4/22/41	835	639
	JPMorgan Chase & Co.	5.400%	1/6/42	750	752
	JPMorgan Chase & Co.	3.157%	4/22/42	560	423
	JPMorgan Chase & Co.	3.964%	11/15/48	6,475	5,179
	JPMorgan Chase & Co.	3.109%	4/22/51	845	568
[4]	KBC Group NV	6.324%	9/21/34	640	685
[4]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	280
[4]	Liberty Mutual Group Inc.	5.500%	6/15/52	1,709	1,580
[4]	Lincoln Financial Global Funding	4.625%	5/28/28	270	272
	Lloyds Banking Group plc	3.574%	11/7/28	225	220
	Lloyds Banking Group plc	5.087%	11/26/28	740	750
	Lloyds Banking Group plc	5.721%	6/5/30	600	623
	Lloyds Banking Group plc	5.679%	1/5/35	846	868
[4]	Lseg US Fin Corp.	5.297%	3/28/34	255	262
[4]	LSEGA Financing plc	2.000%	4/6/28	630	593
	M&T Bank Corp.	7.413%	10/30/29	866	940
[4]	Macquarie Group Ltd.	1.935%	4/14/28	1,245	1,189
[4]	Macquarie Group Ltd.	2.871%	1/14/33	1,543	1,345
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,125	2,144
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	678
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	220	198
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	560	351
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	240	233
[4]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	590	356
[4]	Met Tower Global Funding	5.250%	4/12/29	340	350
	MetLife Inc.	4.125%	8/13/42	145	122
	MetLife Inc.	4.875%	11/13/43	530	486
	MetLife Inc.	5.000%	7/15/52	387	351
[4]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	633
[4]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,135
[4]	Metropolitan Life Global Funding I	4.300%	8/25/29	440	438
[4]	Metropolitan Life Global Funding I	2.400%	1/11/32	1,410	1,221
[4]	Metropolitan Life Global Funding I	5.150%	3/28/33	520	528
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	815	825
	Morgan Stanley	6.250%	8/9/26	3,000	3,060
	Morgan Stanley	3.625%	1/20/27	1,250	1,240
	Morgan Stanley	3.772%	1/24/29	4,022	3,960
	Morgan Stanley	5.173%	1/16/30	1,823	1,861
	Morgan Stanley	5.230%	1/15/31	885	908
	Morgan Stanley	2.699%	1/22/31	1,105	1,018
	Morgan Stanley	2.239%	7/21/32	1,805	1,563
	Morgan Stanley	2.511%	10/20/32	615	539
	Morgan Stanley	4.889%	7/20/33	3,006	3,010
	Morgan Stanley	5.466%	1/18/35	805	823
	Morgan Stanley	5.587%	1/18/36	510	524
	Morgan Stanley	2.484%	9/16/36	1,075	913
	Morgan Stanley	5.297%	4/20/37	270	269
	Morgan Stanley	5.948%	1/19/38	825	849
	Morgan Stanley	4.300%	1/27/45	850	724
[4]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/30	550	561
	Nasdaq Inc.	3.950%	3/7/52	107	80
	Nasdaq Inc.	6.100%	6/28/63	1,931	1,974
	National Australia Bank Ltd.	3.905%	6/9/27	885	883
[4]	National Australia Bank Ltd.	5.134%	11/28/28	1,538	1,591
[4]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	1,893
[4]	National Securities Clearing Corp.	5.100%	11/21/27	1,565	1,602
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,068
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,520	1,172
	NatWest Group plc	1.642%	6/14/27	870	847
[4]	NBK SPC Ltd.	1.625%	9/15/27	1,975	1,904
[4]	New York Life Global Funding	5.000%	1/9/34	1,195	1,203
[4]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,202
[4]	New York Life Insurance Co.	3.750%	5/15/50	345	255
11

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New York Life Insurance Co.	4.450%	5/15/69	435	339
[4]	Nordea Bank Abp	1.500%	9/30/26	1,900	1,837
[4]	Northwestern Mutual Global Funding	5.160%	5/28/31	845	867
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	696	529
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	185
[4]	Nuveen LLC	5.550%	1/15/30	130	135
[4]	Nuveen LLC	5.850%	4/15/34	290	302
[4]	Omnis Funding Trust	6.722%	5/15/55	1,475	1,528
[4]	Pacific LifeCorp.	5.400%	9/15/52	500	478
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	922
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,250	1,287
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	1,230	1,265
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	1,125	1,173
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/29	375	385
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/30	145	148
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/30	218	232
	PNC Bank NA	3.100%	10/25/27	1,165	1,137
	PNC Bank NA	3.250%	1/22/28	1,675	1,635
[4]	Pricoa Global Funding I	5.100%	5/30/28	1,058	1,083
[4]	Pricoa Global Funding I	4.700%	5/28/30	220	222
[4]	Pricoa Global Funding I	4.650%	8/27/31	270	271
[4]	Pricoa Global Funding I	5.350%	5/28/35	205	208
[4]	Principal Life Global Funding II	2.500%	9/16/29	825	766
	Progressive Corp.	4.125%	4/15/47	295	242
[4]	Protective Life Global Funding	4.714%	7/6/27	750	756
[4]	Protective Life Global Funding	4.803%	6/5/30	345	349
[4]	Protective Life Global Funding	5.432%	1/14/32	650	671
	Prudential Financial Inc.	4.350%	2/25/50	1,856	1,541
	Reinsurance Group of America Inc.	5.750%	9/15/34	470	483
[4]	RGA Global Funding	2.700%	1/18/29	425	399
[4]	RGA Global Funding	5.448%	5/24/29	585	604
[4]	RGA Global Funding	5.250%	1/9/30	870	892
[4]	RGA Global Funding	5.500%	1/11/31	495	511
[4]	RGA Global Funding	5.050%	12/6/31	1,225	1,227
	Royal Bank of Canada	5.000%	2/1/33	1,364	1,385
	S&P Global Inc.	2.900%	3/1/32	1,817	1,651
[4]	Sammons Financial Group Global Funding	4.950%	6/12/30	1,010	1,021
[4]	Standard Chartered plc	6.301%	1/9/29	990	1,028
[4]	Standard Chartered plc	5.545%	1/21/29	1,385	1,415
	State Street Corp.	4.834%	4/24/30	660	673
	State Street Corp.	4.821%	1/26/34	450	449
	State Street Corp.	5.146%	2/28/36	680	687
[4]	Svenska Handelsbanken AB	1.418%	6/11/27	1,875	1,821
[4]	Swedbank AB	4.998%	11/20/29	1,360	1,396
[4]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	1,145	929
	Toronto-Dominion Bank	4.456%	6/8/32	332	326
	Truist Financial Corp.	4.873%	1/26/29	1,080	1,092
	UBS AG	7.500%	2/15/28	1,195	1,289
	UBS AG	5.650%	9/11/28	1,385	1,442
[4]	UBS Group AG	5.428%	2/8/30	200	205
[4]	UBS Group AG	5.617%	9/13/30	1,946	2,020
[4]	UBS Group AG	2.095%	2/11/32	720	623
[4]	UBS Group AG	3.091%	5/14/32	1,195	1,085
[4]	UBS Group AG	6.537%	8/12/33	485	528
[4]	UBS Group AG	9.016%	11/15/33	750	927
[4]	UBS Group AG	6.301%	9/22/34	765	821
[4]	UBS Group AG	5.699%	2/8/35	750	778
[4]	UBS Group AG	5.580%	5/9/36	610	624
[4]	UBS Group AG	3.179%	2/11/43	855	625
[4]	UniCredit SpA	1.982%	6/3/27	1,015	990
[4]	UniCredit SpA	3.127%	6/3/32	1,000	906
	Wachovia Corp.	7.500%	4/15/35	1,000	1,149
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,684
	Wells Fargo & Co.	3.526%	3/24/28	1,230	1,214
	Wells Fargo & Co.	5.574%	7/25/29	100	103
	Wells Fargo & Co.	6.303%	10/23/29	1,310	1,385
	Wells Fargo & Co.	5.198%	1/23/30	100	102
	Wells Fargo & Co.	2.879%	10/30/30	235	220
	Wells Fargo & Co.	5.244%	1/24/31	690	708
	Wells Fargo & Co.	2.572%	2/11/31	2,177	1,993
12

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	5.150%	4/23/31	305	312
	Wells Fargo & Co.	3.350%	3/2/33	235	215
	Wells Fargo & Co.	4.897%	7/25/33	5,781	5,780
	Wells Fargo & Co.	5.389%	4/24/34	830	850
	Wells Fargo & Co.	5.499%	1/23/35	630	646
	Wells Fargo & Co.	5.211%	12/3/35	800	803
	Wells Fargo & Co.	5.605%	4/23/36	305	315
	Wells Fargo & Co.	5.606%	1/15/44	2,316	2,244
	Wells Fargo & Co.	3.900%	5/1/45	425	338
	Wells Fargo & Co.	4.900%	11/17/45	515	453
	Wells Fargo & Co.	4.750%	12/7/46	2,070	1,772
	Wells Fargo & Co.	4.611%	4/25/53	1,245	1,061
	Wells Fargo Bank NA	5.254%	12/11/26	2,917	2,960
					344,815
Health Care (1.9%)
	AbbVie Inc.	4.950%	3/15/31	1,015	1,042
	AbbVie Inc.	5.200%	3/15/35	580	593
	AbbVie Inc.	5.350%	3/15/44	554	543
	AbbVie Inc.	4.850%	6/15/44	200	184
	AbbVie Inc.	4.700%	5/14/45	649	581
	AbbVie Inc.	5.400%	3/15/54	902	877
	AbbVie Inc.	5.600%	3/15/55	315	315
	AdventHealth Obligated Group	2.795%	11/15/51	900	554
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	326
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	353
[4]	Alcon Finance Corp.	2.750%	9/23/26	200	196
[4]	Alcon Finance Corp.	5.375%	12/6/32	255	263
[4]	Alcon Finance Corp.	5.750%	12/6/52	775	769
	Ascension Health	2.532%	11/15/29	1,405	1,310
[2]	Ascension Health	4.847%	11/15/53	50	44
	AstraZeneca plc	4.000%	1/17/29	2,270	2,261
	AstraZeneca plc	6.450%	9/15/37	360	404
	Banner Health	2.907%	1/1/42	910	646
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	235	146
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	570	571
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	567
	Bristol-Myers Squibb Co.	4.125%	6/15/39	255	227
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,785	1,409
	Bristol-Myers Squibb Co.	5.500%	2/22/44	115	114
	Bristol-Myers Squibb Co.	4.550%	2/20/48	169	145
	Bristol-Myers Squibb Co.	4.250%	10/26/49	1,822	1,475
	Bristol-Myers Squibb Co.	5.550%	2/22/54	782	762
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	143
	Bristol-Myers Squibb Co.	5.650%	2/22/64	2,300	2,232
	Cedars-Sinai Health System	2.288%	8/15/31	1,330	1,162
	Children's Hospital Corp.	2.585%	2/1/50	160	96
	CommonSpirit Health	3.347%	10/1/29	1,015	970
	CommonSpirit Health	2.782%	10/1/30	684	627
	CommonSpirit Health	5.205%	12/1/31	1,235	1,267
[2]	CommonSpirit Health	4.350%	11/1/42	601	504
	CommonSpirit Health	3.910%	10/1/50	70	52
	Cottage Health Obligated Group	3.304%	11/1/49	295	205
[4]	CSL Finance plc	4.750%	4/27/52	1,164	996
	CVS Health Corp.	5.300%	6/1/33	555	559
	CVS Health Corp.	5.700%	6/1/34	300	309
	CVS Health Corp.	4.875%	7/20/35	230	220
	CVS Health Corp.	5.050%	3/25/48	300	259
	CVS Health Corp.	6.050%	6/1/54	908	889
	Elevance Health Inc.	2.550%	3/15/31	780	700
	Elevance Health Inc.	5.500%	10/15/32	320	334
	Eli Lilly & Co.	4.875%	2/27/53	270	247
	Eli Lilly & Co.	5.050%	8/14/54	415	390
	Eli Lilly & Co.	4.950%	2/27/63	235	213
	Eli Lilly & Co.	5.200%	8/14/64	140	132
	GE HealthCare Technologies Inc.	4.800%	1/15/31	937	945
	GE HealthCare Technologies Inc.	5.500%	6/15/35	1,009	1,033
	GE HealthCare Technologies Inc.	6.377%	11/22/52	300	323
	Gilead Sciences Inc.	2.600%	10/1/40	110	79
	Gilead Sciences Inc.	4.150%	3/1/47	1,071	875
13

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	572	598
	HCA Inc.	5.450%	4/1/31	310	320
	HCA Inc.	6.000%	4/1/54	640	626
	Humana Inc.	5.875%	3/1/33	290	300
	Humana Inc.	5.950%	3/15/34	300	311
	Humana Inc.	6.000%	5/1/55	300	289
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	365	229
	Inova Health System Foundation	4.068%	5/15/52	475	377
	Kaiser Foundation Hospitals	3.150%	5/1/27	275	270
	Kaiser Foundation Hospitals	2.810%	6/1/41	1,130	808
	Kaiser Foundation Hospitals	3.002%	6/1/51	1,105	716
	Mass General Brigham Inc.	3.192%	7/1/49	535	364
	Mass General Brigham Inc.	3.342%	7/1/60	955	624
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	385
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	140	111
	Merck & Co. Inc.	4.150%	5/18/43	760	649
	Merck & Co. Inc.	4.000%	3/7/49	1,915	1,524
	Merck & Co. Inc.	5.150%	5/17/63	300	276
	Novartis Capital Corp.	4.400%	5/6/44	640	571
	OhioHealth Corp.	2.297%	11/15/31	760	672
	OhioHealth Corp.	2.834%	11/15/41	485	347
	Pfizer Inc.	3.450%	3/15/29	2,165	2,120
	Pfizer Inc.	4.100%	9/15/38	1,505	1,350
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	300	299
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	1,640	1,564
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,116	1,053
	Piedmont Healthcare Inc.	2.044%	1/1/32	255	213
	Piedmont Healthcare Inc.	2.719%	1/1/42	255	178
	Piedmont Healthcare Inc.	2.864%	1/1/52	340	208
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	910
	Providence St. Joseph Health Obligated Group	5.369%	10/1/32	990	1,007
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	449	454
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	241
[4]	Roche Holdings Inc.	2.607%	12/13/51	305	187
	Royalty Pharma plc	5.400%	9/2/34	2,479	2,512
	Royalty Pharma plc	5.900%	9/2/54	600	583
	SSM Health Care Corp.	3.823%	6/1/27	940	933
	Sutter Health	2.294%	8/15/30	295	266
	Sutter Health	5.213%	8/15/32	395	406
	Sutter Health	5.537%	8/15/35	1,105	1,143
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	698	709
	Toledo Hospital	5.750%	11/15/38	265	265
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,180
	UnitedHealth Group Inc.	2.000%	5/15/30	275	246
	UnitedHealth Group Inc.	2.300%	5/15/31	435	384
	UnitedHealth Group Inc.	5.150%	7/15/34	225	227
	UnitedHealth Group Inc.	3.500%	8/15/39	215	174
	UnitedHealth Group Inc.	2.750%	5/15/40	310	225
	UnitedHealth Group Inc.	5.950%	2/15/41	317	326
	UnitedHealth Group Inc.	3.050%	5/15/41	213	156
	UnitedHealth Group Inc.	4.375%	3/15/42	1,318	1,133
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,343
	UnitedHealth Group Inc.	4.750%	7/15/45	592	524
	UnitedHealth Group Inc.	4.200%	1/15/47	215	173
	UnitedHealth Group Inc.	3.750%	10/15/47	145	108
	UnitedHealth Group Inc.	4.250%	6/15/48	422	339
	UnitedHealth Group Inc.	4.450%	12/15/48	140	116
	UnitedHealth Group Inc.	2.900%	5/15/50	1,539	958
	UnitedHealth Group Inc.	3.250%	5/15/51	295	196
	UnitedHealth Group Inc.	5.375%	4/15/54	200	187
	UnitedHealth Group Inc.	5.750%	7/15/64	583	567
	Wyeth LLC	6.500%	2/1/34	170	189
					68,157
Industrials (0.8%)
[4]	Ashtead Capital Inc.	2.450%	8/12/31	495	427
[4]	Ashtead Capital Inc.	5.500%	8/11/32	286	290
[4]	Ashtead Capital Inc.	5.550%	5/30/33	200	202
[4]	Ashtead Capital Inc.	5.950%	10/15/33	255	264
[4]	Ashtead Capital Inc.	5.800%	4/15/34	1,830	1,875
14

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Automatic Data Processing Inc.	4.750%	5/8/32	1,580	1,603
[4]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,081
[4]	BAE Systems plc	3.400%	4/15/30	470	449
[4]	BAE Systems plc	5.250%	3/26/31	200	207
[4]	BAE Systems plc	5.300%	3/26/34	555	568
	Boeing Co.	6.528%	5/1/34	846	920
	Boeing Co.	5.805%	5/1/50	198	190
	Boeing Co.	6.858%	5/1/54	200	219
	Boeing Co.	5.930%	5/1/60	953	905
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	340	356
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	420	372
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	348
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	48
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	268
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	705	446
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	17	14
	Canadian National Railway Co.	2.450%	5/1/50	205	120
	Canadian Pacific Railway Co.	2.450%	12/2/31	400	351
	Canadian Pacific Railway Co.	4.950%	8/15/45	480	439
	Caterpillar Inc.	5.200%	5/15/35	810	826
	CSX Corp.	3.350%	9/15/49	235	164
	CSX Corp.	4.900%	3/15/55	70	63
[4]	Daimler Truck Finance North America LLC	5.000%	1/15/27	210	212
[4]	Daimler Truck Finance North America LLC	3.650%	4/7/27	445	439
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	152
[4]	Daimler Truck Finance North America LLC	5.375%	1/18/34	355	356
	Eaton Corp.	4.700%	8/23/52	130	116
[4]	Element Fleet Management Corp.	5.643%	3/13/27	450	457
	Honeywell International Inc.	4.250%	1/15/29	839	841
	Honeywell International Inc.	4.875%	9/1/29	161	165
	Honeywell International Inc.	5.375%	3/1/41	132	133
	J Paul Getty Trust	4.905%	4/1/35	580	583
	John Deere Capital Corp.	4.500%	1/16/29	755	763
	John Deere Capital Corp.	4.400%	9/8/31	400	399
	John Deere Capital Corp.	5.150%	9/8/33	565	584
	Lockheed Martin Corp.	4.500%	5/15/36	211	203
	Lockheed Martin Corp.	4.700%	5/15/46	546	486
	Lockheed Martin Corp.	5.700%	11/15/54	1,379	1,391
	Norfolk Southern Corp.	5.100%	5/1/35	70	70
	Northrop Grumman Corp.	4.650%	7/15/30	240	242
	Northrop Grumman Corp.	5.250%	7/15/35	290	296
	Republic Services Inc.	2.375%	3/15/33	965	825
	Republic Services Inc.	5.000%	12/15/33	85	87
	Republic Services Inc.	5.200%	11/15/34	800	818
	RTX Corp.	4.450%	11/16/38	80	74
[4]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	850	755
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	550	479
	Trane Technologies Financing Ltd.	5.250%	3/3/33	515	531
[4]	UL Solutions Inc.	6.500%	10/20/28	380	400
	Union Pacific Corp.	2.800%	2/14/32	8	7
	Union Pacific Corp.	3.375%	2/14/42	515	399
	Union Pacific Corp.	3.250%	2/5/50	72	50
	Union Pacific Corp.	3.799%	10/1/51	696	524
	Union Pacific Corp.	3.500%	2/14/53	905	640
	Union Pacific Corp.	5.600%	12/1/54	200	199
	Union Pacific Corp.	3.750%	2/5/70	335	227
[2]	United Airlines Pass Through Trust Class B Series 2018-1	4.600%	9/1/27	85	84
	United Parcel Service Inc.	5.950%	5/14/55	430	441
	United Parcel Service Inc.	6.050%	5/14/65	380	389
	Waste Connections Inc.	5.250%	9/1/35	280	286
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	85	86
					28,204
Materials (0.3%)
[4]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	600	404
	CRH SMW Finance DAC	5.125%	1/9/30	770	789
	Glencore Canada Corp.	6.200%	6/15/35	141	147
[4]	Glencore Finance Canada Ltd.	6.000%	11/15/41	80	81
[4]	Glencore Funding LLC	4.875%	3/12/29	216	218
[4]	Glencore Funding LLC	5.371%	4/4/29	1,143	1,171
15

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Glencore Funding LLC	5.186%	4/1/30	270	275
[4]	Glencore Funding LLC	6.375%	10/6/30	1,541	1,652
[4]	Glencore Funding LLC	2.625%	9/23/31	230	202
[4]	Glencore Funding LLC	6.500%	10/6/33	700	758
[4]	Glencore Funding LLC	5.634%	4/4/34	1,697	1,732
[4]	Glencore Funding LLC	5.673%	4/1/35	920	939
[4]	Glencore Funding LLC	3.875%	4/27/51	70	51
[4]	Glencore Funding LLC	3.375%	9/23/51	261	173
[4]	Glencore Funding LLC	5.893%	4/4/54	765	750
[4]	Glencore Funding LLC	6.141%	4/1/55	1,000	1,010
	Rio Tinto Finance USA plc	5.000%	3/14/32	300	305
	Rio Tinto Finance USA plc	5.250%	3/14/35	200	203
	Rio Tinto Finance USA plc	5.750%	3/14/55	660	661
	Rio Tinto Finance USA plc	5.875%	3/14/65	140	141
					11,662
Real Estate (0.8%)
	American Tower Corp.	5.000%	1/31/30	355	362
	American Tower Corp.	5.900%	11/15/33	67	71
[4]	American Tower Trust #1	5.490%	3/15/53	2,070	2,105
	Cousins Properties LP	5.250%	7/15/30	235	239
	Crown Castle Inc.	4.800%	9/1/28	314	316
	Crown Castle Inc.	4.300%	2/15/29	245	242
	Crown Castle Inc.	5.600%	6/1/29	170	176
	Crown Castle Inc.	4.900%	9/1/29	402	405
	Crown Castle Inc.	3.300%	7/1/30	328	307
	Crown Castle Inc.	2.250%	1/15/31	57	50
	Crown Castle Inc.	2.100%	4/1/31	531	456
	Crown Castle Inc.	2.500%	7/15/31	470	410
	Crown Castle Inc.	5.100%	5/1/33	380	378
	Crown Castle Inc.	5.800%	3/1/34	800	829
	Crown Castle Inc.	5.200%	9/1/34	587	581
	Crown Castle Inc.	4.000%	11/15/49	218	162
	CubeSmart LP	2.250%	12/15/28	360	336
	CubeSmart LP	2.500%	2/15/32	233	200
	DOC DR LLC	2.625%	11/1/31	170	150
	Extra Space Storage LP	5.500%	7/1/30	360	373
	Extra Space Storage LP	5.900%	1/15/31	821	868
	Extra Space Storage LP	5.350%	1/15/35	555	559
	Healthpeak OP LLC	2.125%	12/1/28	880	817
	Healthpeak OP LLC	3.000%	1/15/30	630	591
	Kite Realty Group LP	5.200%	8/15/32	105	106
	NNN REIT Inc.	5.500%	6/15/34	535	548
	Prologis LP	4.750%	1/15/31	302	306
	Prologis LP	5.250%	5/15/35	950	962
[4]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/35	561	563
	Public Storage Operating Co.	5.350%	8/1/53	5	5
	Realty Income Corp.	2.200%	6/15/28	735	694
	Realty Income Corp.	4.700%	12/15/28	840	852
	Realty Income Corp.	3.250%	1/15/31	380	356
	Realty Income Corp.	2.850%	12/15/32	1,295	1,134
	Realty Income Corp.	4.900%	7/15/33	816	813
	Realty Income Corp.	5.125%	2/15/34	766	775
	Realty Income Corp.	5.125%	4/15/35	900	901
[4]	SBA Tower Trust	1.840%	4/15/27	1,570	1,495
[4]	SBA Tower Trust	1.884%	7/15/50	265	261
[4]	SBA Tower Trust	1.631%	5/15/51	1,060	1,017
[4]	SBA Tower Trust	2.593%	10/15/56	1,500	1,308
[4]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	689
	Simon Property Group LP	2.450%	9/13/29	1,160	1,078
	Simon Property Group LP	4.750%	9/26/34	700	681
	VICI Properties LP	5.125%	11/15/31	700	701
	VICI Properties LP	5.125%	5/15/32	30	30
	VICI Properties LP	5.750%	4/1/34	85	87
	VICI Properties LP	6.125%	4/1/54	872	860
	Welltower OP LLC	5.125%	7/1/35	1,025	1,028
					28,233
Technology (1.4%)
	Apple Inc.	3.850%	5/4/43	1,430	1,197
	Apple Inc.	3.450%	2/9/45	120	93
16

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	4.650%	2/23/46	210	192
	Apple Inc.	3.850%	8/4/46	985	797
	Apple Inc.	2.650%	5/11/50	825	517
	Apple Inc.	2.650%	2/8/51	792	492
	Apple Inc.	3.950%	8/8/52	350	279
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	303
	Broadcom Inc.	4.750%	4/15/29	170	172
	Broadcom Inc.	5.050%	7/12/29	605	620
	Broadcom Inc.	4.350%	2/15/30	525	523
	Broadcom Inc.	4.150%	11/15/30	130	128
	Broadcom Inc.	4.550%	2/15/32	255	253
[4]	Broadcom Inc.	2.600%	2/15/33	710	607
[4]	Broadcom Inc.	3.419%	4/15/33	1,320	1,196
	Broadcom Inc.	4.800%	10/15/34	200	197
[4]	Broadcom Inc.	3.187%	11/15/36	403	334
[4]	Broadcom Inc.	3.500%	2/15/41	850	672
	Cisco Systems Inc.	4.950%	2/26/31	795	818
	Cisco Systems Inc.	5.050%	2/26/34	1,045	1,070
	Cisco Systems Inc.	5.300%	2/26/54	305	296
[4]	Constellation Software Inc.	5.461%	2/16/34	379	387
[4]	Foundry JV Holdco LLC	5.900%	1/25/30	495	517
[4]	Foundry JV Holdco LLC	5.900%	1/25/33	480	498
[4]	Foundry JV Holdco LLC	6.250%	1/25/35	3,452	3,624
[4]	Foundry JV Holdco LLC	6.200%	1/25/37	1,107	1,150
[4]	Foundry JV Holdco LLC	6.400%	1/25/38	750	789
	Intel Corp.	2.000%	8/12/31	105	90
	Intel Corp.	4.000%	12/15/32	250	234
	Intel Corp.	5.200%	2/10/33	300	303
	Intel Corp.	5.625%	2/10/43	1,906	1,809
	Intel Corp.	4.100%	5/19/46	1,172	880
	Intel Corp.	4.100%	5/11/47	106	79
	Intel Corp.	3.250%	11/15/49	180	114
	Intel Corp.	3.050%	8/12/51	154	91
	Intel Corp.	4.900%	8/5/52	154	127
	Intel Corp.	5.700%	2/10/53	515	479
	Intel Corp.	5.600%	2/21/54	769	705
	Intel Corp.	3.200%	8/12/61	425	241
	International Business Machines Corp.	3.500%	5/15/29	2,839	2,759
	International Business Machines Corp.	1.950%	5/15/30	255	227
	International Business Machines Corp.	4.150%	5/15/39	439	387
	International Business Machines Corp.	4.250%	5/15/49	1,160	935
	International Business Machines Corp.	5.700%	2/10/55	2,039	2,016
	Intuit Inc.	5.500%	9/15/53	1,486	1,474
	KLA Corp.	4.950%	7/15/52	1,401	1,275
	Micron Technology Inc.	4.663%	2/15/30	362	362
	Micron Technology Inc.	5.650%	11/1/32	600	624
	Microsoft Corp.	3.450%	8/8/36	822	738
	Microsoft Corp.	2.525%	6/1/50	3,336	2,062
	Microsoft Corp.	2.500%	9/15/50	492	302
	Microsoft Corp.	2.921%	3/17/52	3,151	2,090
	Oracle Corp.	3.250%	11/15/27	1,360	1,329
	Oracle Corp.	5.250%	2/3/32	255	262
	Oracle Corp.	4.300%	7/8/34	313	297
	Oracle Corp.	4.700%	9/27/34	1,743	1,693
	Oracle Corp.	3.850%	7/15/36	1,584	1,393
	Oracle Corp.	3.800%	11/15/37	755	646
	Oracle Corp.	3.600%	4/1/40	340	272
	Oracle Corp.	3.650%	3/25/41	300	236
	Oracle Corp.	4.500%	7/8/44	1,123	946
	Oracle Corp.	3.950%	3/25/51	299	221
	Oracle Corp.	6.000%	8/3/55	800	799
	QUALCOMM Inc.	2.150%	5/20/30	1,075	978
	QUALCOMM Inc.	4.500%	5/20/30	395	399
	QUALCOMM Inc.	5.000%	5/20/35	745	750
	QUALCOMM Inc.	4.800%	5/20/45	570	519
	QUALCOMM Inc.	4.300%	5/20/47	245	205
	QUALCOMM Inc.	4.500%	5/20/52	463	392
	Synopsys Inc.	5.000%	4/1/32	1,335	1,352
17

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Synopsys Inc.	5.700%	4/1/55	400	398
					51,211
Utilities (3.0%)
	AEP Texas Inc.	4.150%	5/1/49	145	110
	AEP Texas Inc.	3.450%	1/15/50	210	143
	AEP Transmission Co. LLC	4.500%	6/15/52	265	223
	AEP Transmission Co. LLC	5.400%	3/15/53	170	164
	Alabama Power Co.	5.100%	4/2/35	125	126
	Alabama Power Co.	6.000%	3/1/39	654	703
	Alabama Power Co.	5.200%	6/1/41	120	113
	Alabama Power Co.	4.100%	1/15/42	215	178
	Alabama Power Co.	3.750%	3/1/45	630	493
	Alabama Power Co.	4.300%	7/15/48	775	640
	Ameren Illinois Co.	3.800%	5/15/28	590	586
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,051
	Ameren Illinois Co.	3.700%	12/1/47	140	106
[2]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/41	475	470
	American Water Capital Corp.	2.950%	9/1/27	540	527
	American Water Capital Corp.	3.750%	9/1/47	45	34
	American Water Capital Corp.	4.200%	9/1/48	590	475
	American Water Capital Corp.	4.150%	6/1/49	25	20
	American Water Capital Corp.	3.450%	5/1/50	95	67
	Arizona Public Service Co.	6.350%	12/15/32	180	194
	Arizona Public Service Co.	5.550%	8/1/33	247	253
	Atmos Energy Corp.	5.000%	12/15/54	465	422
	Baltimore Gas & Electric Co.	2.900%	6/15/50	238	149
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	765	823
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	27
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	940	884
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	92
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	293	245
[4]	Boston Gas Co.	3.150%	8/1/27	140	136
[4]	Boston Gas Co.	3.757%	3/16/32	120	111
[4]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	94
[4]	Brooklyn Union Gas Co.	4.273%	3/15/48	708	545
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	465	470
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	255	255
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	158
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	1,109	1,136
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,358
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	868	891
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	145	147
	Cleco Corporate Holdings LLC	3.743%	5/1/26	39	39
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	376
	Cleco Securitization I LLC	4.646%	9/1/44	765	722
	Commonwealth Edison Co.	2.950%	8/15/27	645	629
	Commonwealth Edison Co.	4.350%	11/15/45	375	317
	Commonwealth Edison Co.	3.650%	6/15/46	115	87
	Commonwealth Edison Co.	4.000%	3/1/48	368	291
	Commonwealth Edison Co.	3.850%	3/15/52	115	86
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	185	160
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	838
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	59
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	39
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	570	378
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	156	165
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,490	2,096
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	500	370
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,055	857
	Consumers Energy Co.	4.200%	9/1/52	2	2
	Dominion Energy Inc.	4.600%	5/15/28	785	791
	Dominion Energy Inc.	3.375%	4/1/30	298	283
	Dominion Energy Inc.	5.375%	11/15/32	1,470	1,509
	Dominion Energy Inc.	4.900%	8/1/41	225	203
	Dominion Energy Inc.	4.600%	3/15/49	760	623
	Dominion Energy Inc.	4.850%	8/15/52	2,607	2,206
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	153
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	45
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	94
18

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Energy Co.	4.950%	7/1/27	640	648
	DTE Energy Co.	5.200%	4/1/30	565	578
	Duke Energy Carolinas LLC	4.950%	1/15/33	148	150
	Duke Energy Carolinas LLC	6.100%	6/1/37	493	525
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	353
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,075	1,031
	Duke Energy Corp.	3.400%	6/15/29	350	337
	Duke Energy Corp.	2.450%	6/1/30	300	272
	Duke Energy Corp.	4.500%	8/15/32	625	612
	Duke Energy Corp.	3.300%	6/15/41	1,120	841
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,039
	Duke Energy Corp.	3.750%	9/1/46	645	477
	Duke Energy Corp.	4.200%	6/15/49	525	407
	Duke Energy Corp.	3.500%	6/15/51	990	680
	Duke Energy Corp.	5.000%	8/15/52	2,053	1,800
	Duke Energy Corp.	5.800%	6/15/54	1,625	1,589
	Duke Energy Florida LLC	6.350%	9/15/37	200	218
	Duke Energy Florida LLC	3.400%	10/1/46	170	122
	Duke Energy Florida LLC	5.950%	11/15/52	155	159
	Duke Energy Progress LLC	5.050%	3/15/35	870	874
	Duke Energy Progress LLC	6.300%	4/1/38	365	396
	Duke Energy Progress LLC	4.100%	3/15/43	118	97
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	1,686
	Duke Energy Progress LLC	2.500%	8/15/50	70	41
	Duke Energy Progress LLC	2.900%	8/15/51	70	44
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	1,010	841
[4]	East Ohio Gas Co.	2.000%	6/15/30	325	289
[4]	East Ohio Gas Co.	3.000%	6/15/50	475	297
	Emera US Finance LP	3.550%	6/15/26	716	708
	Emera US Finance LP	4.750%	6/15/46	1,300	1,080
	Entergy Louisiana LLC	3.120%	9/1/27	410	401
	Evergy Kansas Central Inc.	3.250%	9/1/49	510	340
	Evergy Metro Inc.	2.250%	6/1/30	205	185
	Evergy Metro Inc.	4.200%	3/15/48	137	109
	Eversource Energy	3.300%	1/15/28	275	268
	Eversource Energy	5.450%	3/1/28	765	785
	Eversource Energy	3.375%	3/1/32	70	64
	Eversource Energy	5.125%	5/15/33	115	115
	Eversource Energy	5.950%	7/15/34	300	314
	Exelon Corp.	3.350%	3/15/32	540	498
	FirstEnergy Corp.	3.400%	3/1/50	470	319
[4]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	30	30
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	60	61
[4]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/29	249	247
	FirstEnergy Transmission LLC	5.000%	1/15/35	225	223
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,045
	Florida Power & Light Co.	4.950%	6/1/35	1,000	1,002
	Florida Power & Light Co.	5.690%	3/1/40	615	642
	Florida Power & Light Co.	3.700%	12/1/47	368	279
	Florida Power & Light Co.	5.300%	4/1/53	535	512
	Fortis Inc.	3.055%	10/4/26	1,195	1,174
	Georgia Power Co.	4.850%	3/15/31	465	475
	Georgia Power Co.	4.700%	5/15/32	910	912
	Georgia Power Co.	4.950%	5/17/33	1,035	1,044
	Georgia Power Co.	5.250%	3/15/34	455	464
	Georgia Power Co.	5.200%	3/15/35	955	968
	Georgia Power Co.	5.400%	6/1/40	205	209
	Georgia Power Co.	4.750%	9/1/40	988	921
	Georgia Power Co.	4.300%	3/15/42	2,411	2,082
	Georgia Power Co.	3.700%	1/30/50	170	127
	Georgia Power Co.	5.125%	5/15/52	540	505
	Indiana Michigan Power Co.	4.250%	8/15/48	415	329
	Jersey Central Power & Light Co.	5.100%	1/15/35	1,075	1,073
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	651	622
[4]	KeySpan Gas East Corp.	2.742%	8/15/26	670	654
[4]	Massachusetts Electric Co.	5.900%	11/15/39	585	601
	MidAmerican Energy Co.	4.400%	10/15/44	15	13
	MidAmerican Energy Co.	4.250%	5/1/46	45	37
	MidAmerican Energy Co.	4.250%	7/15/49	165	134
	MidAmerican Energy Co.	3.150%	4/15/50	1,166	787
19

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	220	218
	Mississippi Power Co.	4.250%	3/15/42	211	180
[4]	Monongahela Power Co.	5.400%	12/15/43	135	132
	Nevada Power Co.	3.125%	8/1/50	305	194
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	993
[4]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	336
	NiSource Inc.	5.200%	7/1/29	225	231
	NiSource Inc.	5.250%	2/15/43	645	603
	NiSource Inc.	4.800%	2/15/44	255	225
	NiSource Inc.	5.000%	6/15/52	2,036	1,797
	Northern States Power Co.	2.250%	4/1/31	145	131
	Northern States Power Co.	6.250%	6/1/36	1,745	1,920
[2,4]	Oglethorpe Power Corp.	6.191%	1/1/31	799	839
	Oglethorpe Power Corp.	5.950%	11/1/39	170	175
	Oglethorpe Power Corp.	4.550%	6/1/44	50	41
	Oglethorpe Power Corp.	4.250%	4/1/46	537	418
	Oglethorpe Power Corp.	4.500%	4/1/47	115	94
	Oglethorpe Power Corp.	5.050%	10/1/48	65	57
	Oglethorpe Power Corp.	5.800%	6/1/54	575	559
[4]	Ohio Edison Co.	4.950%	12/15/29	135	137
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	150	145
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	414	409
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	2,025	2,128
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	66
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	355	209
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	670	558
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	294	261
	PECO Energy Co.	4.600%	5/15/52	280	239
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	109	88
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	494	347
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	365	313
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	720	683
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	685	632
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	260	231
	Potomac Electric Power Co.	6.500%	11/15/37	750	838
	Public Service Co. of New Hampshire	5.350%	10/1/33	170	176
	Public Service Co. of Oklahoma	5.200%	1/15/35	300	300
	Public Service Co. of Oklahoma	5.450%	1/15/36	1,135	1,143
	Public Service Electric & Gas Co.	5.050%	3/1/35	803	812
	Public Service Electric & Gas Co.	5.500%	3/1/55	543	537
	Public Service Enterprise Group Inc.	5.200%	4/1/29	530	545
	Public Service Enterprise Group Inc.	5.450%	4/1/34	340	348
	Public Service Enterprise Group Inc.	5.400%	3/15/35	680	688
	San Diego Gas & Electric Co.	1.700%	10/1/30	145	126
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	118
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	423
	San Diego Gas & Electric Co.	2.950%	8/15/51	21	13
	San Diego Gas & Electric Co.	3.700%	3/15/52	790	567
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,050	979
[2]	SCE Recovery Funding LLC	0.861%	11/15/33	193	170
	SCE Recovery Funding LLC	1.942%	5/15/40	110	82
	SCE Recovery Funding LLC	2.510%	11/15/43	100	66
	Sempra	3.250%	6/15/27	4,095	4,011
	Sempra	6.000%	10/15/39	600	608
	Southern California Edison Co.	3.700%	8/1/25	90	90
	Southern California Edison Co.	5.150%	6/1/29	1,000	1,012
	Southern California Edison Co.	5.450%	6/1/31	905	922
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,167
	Southern California Edison Co.	6.050%	3/15/39	55	55
	Southern California Edison Co.	4.000%	4/1/47	195	140
	Southern California Edison Co.	4.875%	3/1/49	87	70
	Southern California Edison Co.	3.650%	2/1/50	155	103
	Southern California Edison Co.	5.700%	3/1/53	210	189
	Southern California Edison Co.	5.750%	4/15/54	255	228
	Southern California Gas Co.	2.600%	6/15/26	820	805
	Southern California Gas Co.	6.350%	11/15/52	250	268
	Southern Co.	4.400%	7/1/46	1,850	1,541
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	165	173
	Southwest Gas Corp.	2.200%	6/15/30	230	207
	Southwestern Electric Power Co.	6.200%	3/15/40	400	417
20

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Public Service Co.	3.700%	8/15/47	102	75
	Tampa Electric Co.	4.900%	3/1/29	245	250
[4]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	1,120	1,094
[4]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	535	497
[4]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	500	465
[4]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	455	463
	Tucson Electric Power Co.	5.500%	4/15/53	210	200
	Tucson Electric Power Co.	5.900%	4/15/55	215	214
	Union Electric Co.	4.000%	4/1/48	423	331
	Union Electric Co.	5.450%	3/15/53	250	241
	Virginia Electric & Power Co.	5.150%	3/15/35	215	216
	Virginia Electric & Power Co.	5.650%	3/15/55	465	458
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	731
					108,559
Total Corporate Bonds (Cost $829,238)					790,988
Sovereign Bonds (0.3%)
[4]	Emirate of Abu Dhabi	4.951%	7/7/52	390	354
[4]	Government of Bermuda	2.375%	8/20/30	400	354
[4]	Government of Bermuda	3.375%	8/20/50	200	132
[4]	Kingdom of Saudi Arabia	5.375%	1/13/31	810	837
[4]	Kingdom of Saudi Arabia	5.750%	1/16/54	763	726
[4]	OMERS Finance Trust	4.000%	4/20/28	560	561
	Republic of Chile	2.550%	7/27/33	1,085	915
	Republic of Chile	3.500%	1/31/34	545	489
	Republic of Chile	3.500%	4/15/53	575	402
	State of Israel	5.375%	3/12/29	1,110	1,130
	State of Israel	5.500%	3/12/34	580	587
	State of Israel	5.750%	3/12/54	1,875	1,740
[4]	State of Qatar	4.400%	4/16/50	430	364
	United Mexican States	6.338%	5/4/53	364	335
	United Mexican States	6.400%	5/7/54	533	491
Total Sovereign Bonds (Cost $10,114)					9,417
Taxable Municipal Bonds (1.3%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	50	40
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	285	318
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	63
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	820	929
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	243
	California GO	7.500%	4/1/34	155	180
	California GO	7.550%	4/1/39	375	449
	California GO	7.300%	10/1/39	1,400	1,619
	California GO	5.875%	10/1/41	885	907
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	120	112
	California State University College & University Revenue	2.719%	11/1/52	350	230
	California State University College & University Revenue	2.939%	11/1/52	445	296
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,624	1,798
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	751	832
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	568
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	188	188
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	175
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	515	365
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	75	61
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	205	177
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	345	264
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	1,953	2,109
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	70	61
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	130	97
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	205	180
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	140	138
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	930	634
	Houston TX GO	6.290%	3/1/32	260	274
	Illinois GO	5.100%	6/1/33	5,658	5,675
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	803
	JobsOhio Beverage System Economic Development Revenue	4.433%	1/1/33	315	316
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	132
[8]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	390	262
[7]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	2,086
21

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/39	670	674
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	385	367
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	806
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,034
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	475	401
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	490
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/39	285	336
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	25	25
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	500	542
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	70	63
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	264
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/43	275	218
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	490
	New York NY GO	4.610%	9/1/37	920	894
	New York NY GO	5.094%	10/1/49	595	561
	New York NY GO	5.114%	10/1/54	280	264
	New York NY GO	5.935%	2/1/55	155	161
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	512
[7]	Oregon School Boards Association GO	5.528%	6/30/28	1,044	1,044
[8]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	692
[9]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,066
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	1,035	972
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	314
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	986
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	574
	Riverside CA General Fund Revenue	3.857%	6/1/45	260	222
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	267
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	1,000	804
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	881
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	371	379
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	330	333
	University of California College & University Revenue	1.316%	5/15/27	215	205
	University of California College & University Revenue	1.614%	5/15/30	645	576
	University of California College & University Revenue	3.931%	5/15/45	570	514
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	465	456
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	80	85
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	741
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	290
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	1,350	1,140
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	492
	University of Michigan College & University Revenue	2.562%	4/1/50	997	616
	University of Michigan College & University Revenue	3.504%	4/1/52	210	155
	University of Minnesota College & University Revenue	4.048%	4/1/52	775	624
Total Taxable Municipal Bonds (Cost $50,978)					46,111
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.0%)
[10]	Vanguard Market Liquidity Fund	4.355%		116	12
				Face Amount ($000)	Market Value ($000)
Repurchase Agreements (0.4%)
	HSBC Bank USA (Dated 6/30/25, Repurchase Value $7,801, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 7/10/25–2/15/52, with a value of $7,956)	4.390%	7/1/25	7,800	7,800
22

Balanced Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NatWest Markets plc (Dated 6/30/25, Repurchase Value $7,901, collateralized by U.S. Treasury Obligations 4.000%, 7/31/29, with a value of $8,058)	4.390%	7/1/25	7,900	7,900
				15,700
Total Temporary Cash Investments (Cost $15,712)				15,712
Total Investments (99.7%) (Cost $3,042,338)				3,575,209
Other Assets and Liabilities—Net (0.3%)				9,756
Net Assets (100%)				3,584,965
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Securities with a value of $121 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $233,017, representing 6.5% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2025.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2025	27	2,943	36

See accompanying Notes, which are an integral part of the Financial Statements.
23

Balanced Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,042,326)	3,575,197
Affiliated Issuers (Cost $12)	12
Total Investments in Securities	3,575,209
Investment in Vanguard	92
Foreign Currency, at Value (Cost $375)	400
Receivables for Investment Securities Sold	19,554
Receivables for Accrued Income	16,870
Receivables for Capital Shares Issued	324
Variation Margin Receivable—Futures Contracts	15
Total Assets	3,612,464
Liabilities
Due to Custodian	28
Payables for Investment Securities Purchased	22,080
Payables to Investment Advisor	363
Payables for Capital Shares Redeemed	4,712
Payables to Vanguard	316
Total Liabilities	27,499
Net Assets	3,584,965
At June 30, 2025, net assets consisted of:

Paid-in Capital	2,853,363
Total Distributable Earnings (Loss)	731,602
Net Assets	3,584,965

Net Assets
Applicable to 153,914,831 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,584,965
Net Asset Value Per Share	$23.29

See accompanying Notes, which are an integral part of the Financial Statements.
24

Balanced Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	17,175
Interest	27,596
Securities Lending—Net	—
Total Income	44,771
Expenses
Investment Advisory Fees—Note B
Basic Fee	873
Performance Adjustment	(95)
The Vanguard Group—Note C
Management and Administrative	2,668
Marketing and Distribution	67
Custodian Fees	24
Shareholders’ Reports and Proxy Fees	3
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	3,547
Expenses Paid Indirectly	(3)
Net Expenses	3,544
Net Investment Income	41,227
Realized Net Gain (Loss)
Investment Securities Sold	170,939
Futures Contracts	214
Forward Currency Contracts	129
Foreign Currencies	40
Realized Net Gain (Loss)	171,322
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	16,736
Futures Contracts	22
Forward Currency Contracts	(124)
Foreign Currencies	329
Change in Unrealized Appreciation (Depreciation)	16,963
Net Increase (Decrease) in Net Assets Resulting from Operations	229,512
1	Dividends are net of foreign withholding taxes of $8.
2	Change in unrealized appreciation (depreciation) from an affiliated company of the portfolio is $1, Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Balanced Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	41,227	76,708
Realized Net Gain (Loss)	171,322	321,649
Change in Unrealized Appreciation (Depreciation)	16,963	70,896
Net Increase (Decrease) in Net Assets Resulting from Operations	229,512	469,253
Distributions
Total Distributions	(404,142)	(248,485)
Capital Share Transactions
Issued	139,788	211,501
Issued in Lieu of Cash Distributions	404,142	248,485
Redeemed	(319,577)	(405,867)
Net Increase (Decrease) from Capital Share Transactions	224,353	54,119
Total Increase (Decrease)	49,723	274,887
Net Assets
Beginning of Period	3,535,242	3,260,355
End of Period	3,584,965	3,535,242

See accompanying Notes, which are an integral part of the Financial Statements.
26

Balanced Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.77	$23.29	$21.72	$28.41	$25.68	$24.94
Investment Operations
Net Investment Income[1]	.275	.534	.518	.471	.468	.526
Net Realized and Unrealized Gain (Loss) on Investments	1.135	2.752	2.415	(4.277)	4.137	1.692
Total from Investment Operations	1.410	3.286	2.933	(3.806)	4.605	2.218
Distributions
Dividends from Net Investment Income	(.547)	(.571)	(.464)	(.480)	(.497)	(.666)
Distributions from Realized Capital Gains	(2.343)	(1.235)	(.899)	(2.404)	(1.378)	(.812)
Total Distributions	(2.890)	(1.806)	(1.363)	(2.884)	(1.875)	(1.478)
Net Asset Value, End of Period	$23.29	$24.77	$23.29	$21.72	$28.41	$25.68
Total Return	6.75%	14.80%	14.33%	-14.30%	19.02%	10.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,585	$3,535	$3,260	$3,142	$3,787	$3,346
Ratio of Total Expenses to Average Net Assets[2]	0.21%[3]	0.20%[4]	0.21%[4]	0.21%[4]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.25%	2.37%	2.05%	1.76%	2.24%
Portfolio Turnover Rate[5]	33%	64%	40%	40%	33%	49%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.00%), 0.00%, (0.01%), and (0.01%).
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.21%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.20%, 0.21% and 0.21%, respectively.
5	Includes 0%, 1%, 1%, 7%, 1%, and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Balanced Portfolio
Notes to Financial Statements
The Balanced Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors
28

Balanced Portfolio
the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2025, the portfolio’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The portfolio had no open forward currency contracts at June 30, 2025.
8. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
29

Balanced Portfolio
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	Wellington Management Company LLP provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the combined index comprising the S&P 500 Index and the Bloomberg U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended June 30, 2025, the investment advisory fee represented an effective annual basic rate of 0.05% of the portfolio’s average net assets, before a net decrease of $95,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $92,000, representing less than 0.01% of the portfolio’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. For the six months ended June 30, 2025, these arrangements reduced the portfolio’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
30

Balanced Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,272,610	93,565	—	2,366,175
U.S. Government and Agency Obligations	—	310,164	—	310,164
Asset-Backed/Commercial Mortgage-Backed Securities	—	36,642	—	36,642
Corporate Bonds	—	790,988	—	790,988
Sovereign Bonds	—	9,417	—	9,417
Taxable Municipal Bonds	—	46,111	—	46,111
Temporary Cash Investments	12	15,700	—	15,712
Total	2,272,622	1,302,587	—	3,575,209
Derivative Financial Instruments
Assets
Futures Contracts[1]	36	—	—	36
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At June 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	36	—	36
Total Assets	36	—	36
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	214	—	214
Forward Currency Contracts	—	129	129
Realized Net Gain (Loss) on Derivatives	214	129	343
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	22	—	22
Forward Currency Contracts	—	(124)	(124)
Change in Unrealized Appreciation (Depreciation) on Derivatives	22	(124)	(102)
G.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,049,258
Gross Unrealized Appreciation	627,647
Gross Unrealized Depreciation	(101,660)
Net Unrealized Appreciation (Depreciation)	525,987
H.	During the six months ended June 30, 2025, the portfolio purchased $741,320,000 of investment securities and sold $842,481,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $396,287,000 and $407,588,000, respectively.
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $4,621,000 and sales were $2,362,000, resulting in net realized gain of $418,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
31

Balanced Portfolio
I.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	5,956	8,888
Issued in Lieu of Cash Distributions	18,920	10,927
Redeemed	(13,656)	(17,104)
Net Increase (Decrease) in Shares Outstanding	11,220	2,711
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 62% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
K.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692B 082025
32

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Capital Growth Portfolio

Contents
Financial Statements	1

Capital Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.9%)
Communication Services (6.3%)
	Alphabet Inc. Class A	269,650	47,520
	Alphabet Inc. Class C	156,500	27,762
*	Baidu Inc. ADR	177,200	15,197
	Walt Disney Co.	111,300	13,802
	Meta Platforms Inc. Class A	12,900	9,521
	Universal Music Group NV	125,355	4,067
*	Netflix Inc.	3,000	4,017
*	Spotify Technology SA	4,100	3,146
	T-Mobile US Inc.	8,700	2,073
			127,105
Consumer Discretionary (11.3%)
*	Tesla Inc.	134,800	42,820
	Alibaba Group Holding Ltd. ADR	328,600	37,266
	Sony Group Corp. ADR	1,192,400	31,038
	Ross Stores Inc.	196,700	25,095
	TJX Cos. Inc.	192,500	23,772
*	Amazon.com Inc.	98,300	21,566
	Royal Caribbean Cruises Ltd.	47,800	14,968
*	Mattel Inc.	615,200	12,132
*	Flutter Entertainment plc	26,700	7,630
	Whirlpool Corp.	70,900	7,191
	eBay Inc.	35,400	2,636
	NIKE Inc. Class B	35,000	2,486
	Restaurant Brands International Inc.	20,000	1,326
			229,926
Consumer Staples (1.0%)
	Sysco Corp.	89,100	6,748
*	Dollar Tree Inc.	59,800	5,923
*	US Foods Holding Corp.	55,800	4,297
	Philip Morris International Inc.	15,800	2,878
			19,846
Energy (2.0%)
	Hess Corp.	124,400	17,235
	Exxon Mobil Corp.	96,198	10,370
	ConocoPhillips	81,400	7,305
	EOG Resources Inc.	32,700	3,911
*	Transocean Ltd. (XNYS)	278,100	720
			39,541
Financials (8.6%)
	Wells Fargo & Co.	361,500	28,963
	JPMorgan Chase & Co.	93,500	27,107
	Charles Schwab Corp.	287,900	26,268
	Visa Inc. Class A	71,200	25,280
	Raymond James Financial Inc.	113,050	17,339
	Marsh & McLennan Cos. Inc.	43,800	9,576
	Northern Trust Corp.	75,100	9,522
	Mastercard Inc. Class A	10,400	5,844
*	PayPal Holdings Inc.	77,100	5,730
	Progressive Corp.	21,100	5,631
	CME Group Inc.	16,700	4,603
	Fidelity National Information Services Inc.	49,000	3,989
	Citigroup Inc.	31,700	2,698
	Bank of America Corp.	44,700	2,115
			174,665
Health Care (24.4%)
	Eli Lilly & Co.	202,471	157,832
*	Boston Scientific Corp.	631,802	67,862
	Amgen Inc.	181,071	50,557
1

Capital Growth Portfolio
		Shares	Market Value• ($000)
	AstraZeneca plc ADR	701,900	49,049
*	Biogen Inc.	237,800	29,865
	Novartis AG ADR	201,150	24,341
	GSK plc ADR	515,000	19,776
	Thermo Fisher Scientific Inc.	41,400	16,786
	Bristol-Myers Squibb Co.	320,900	14,855
	Roche Holding AG	29,791	9,724
*	BioMarin Pharmaceutical Inc.	166,900	9,175
*	BeOne Medicines Ltd. ADR	34,000	8,230
*	Elanco Animal Health Inc. (XNYS)	472,616	6,749
	CVS Health Corp.	62,400	4,304
	Zimmer Biomet Holdings Inc.	45,500	4,150
	Stryker Corp.	8,400	3,323
*	Edwards Lifesciences Corp.	41,400	3,238
	Abbott Laboratories	21,000	2,856
	Medtronic plc	31,300	2,729
	Agilent Technologies Inc.	20,000	2,360
	Danaher Corp.	11,400	2,252
	UnitedHealth Group Inc.	6,900	2,153
	Alcon AG	23,800	2,101
			494,267
Industrials (12.5%)
	FedEx Corp.	220,300	50,076
	Siemens AG (Registered)	189,881	48,773
*	United Airlines Holdings Inc.	280,500	22,336
	Southwest Airlines Co.	646,650	20,977
	Airbus SE	92,654	19,383
	Delta Air Lines Inc.	291,600	14,341
	Caterpillar Inc.	34,200	13,277
	TransDigm Group Inc.	7,450	11,329
*	American Airlines Group Inc.	751,500	8,432
	Union Pacific Corp.	29,400	6,764
	Textron Inc.	77,100	6,190
*	Alaska Air Group Inc.	108,100	5,349
	United Parcel Service Inc. Class B (XNYS)	45,650	4,608
	Norfolk Southern Corp.	17,100	4,377
	Otis Worldwide Corp.	42,250	4,184
	Carrier Global Corp.	43,300	3,169
	General Dynamics Corp.	10,700	3,121
	Rockwell Automation Inc.	7,800	2,591
	CSX Corp.	77,700	2,535
	JB Hunt Transport Services Inc.	12,100	1,738
			253,550
Information Technology (28.6%)
	Microsoft Corp.	155,200	77,198
	KLA Corp.	78,700	70,495
	Micron Technology Inc.	532,300	65,606
	NVIDIA Corp.	371,100	58,630
	Texas Instruments Inc.	233,400	48,459
	Oracle Corp.	219,200	47,924
*	Adobe Inc.	81,700	31,608
	Intel Corp.	1,297,100	29,055
	Intuit Inc.	28,600	22,526
	NetApp Inc.	207,800	22,141
	Analog Devices Inc.	65,600	15,614
	QUALCOMM Inc.	70,700	11,260
	Hewlett Packard Enterprise Co.	466,950	9,549
	Apple Inc.	46,500	9,540
	HP Inc.	362,350	8,863
	Cisco Systems Inc.	117,600	8,159
	Applied Materials Inc.	31,800	5,822
	Corning Inc.	96,250	5,062
	Teradyne Inc.	47,200	4,244
	Entegris Inc.	51,300	4,137
	Telefonaktiebolaget LM Ericsson ADR	478,900	4,061
*	Autodesk Inc.	12,600	3,901
	Infineon Technologies AG	77,693	3,315
*	Palo Alto Networks Inc.	15,600	3,192
	Broadcom Inc.	11,400	3,143
2

Capital Growth Portfolio
		Shares	Market Value• ($000)
	Salesforce Inc.	9,000	2,454
	Marvell Technology Inc.	28,100	2,175
*	Okta Inc.	20,000	1,999
			580,132
Materials (1.2%)
*	Glencore plc	1,580,406	6,158
	Linde plc	10,900	5,114
	Albemarle Corp.	49,200	3,083
	Freeport-McMoRan Inc.	65,500	2,840
	DuPont de Nemours Inc.	38,566	2,645
	Dow Inc.	96,166	2,547
	Corteva Inc.	30,700	2,288
			24,675
Total Common Stocks (Cost $1,049,538)			1,943,707
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[1]	Vanguard Market Liquidity Fund, 4.355% (Cost $80,881)	808,828	80,875
Total Investments (99.9%) (Cost $1,130,419)			2,024,582
Other Assets and Liabilities—Net (0.1%)			1,781
Net Assets (100%)			2,026,363
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Capital Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,049,538)	1,943,707
Affiliated Issuers (Cost $80,881)	80,875
Total Investments in Securities	2,024,582
Investment in Vanguard	50
Receivables for Accrued Income	2,756
Receivables for Capital Shares Issued	1,329
Total Assets	2,028,717
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	290
Payables to Investment Advisor	705
Payables for Capital Shares Redeemed	1,205
Payables to Vanguard	153
Total Liabilities	2,354
Net Assets	2,026,363
At June 30, 2025, net assets consisted of:

Paid-in Capital	1,015,651
Total Distributable Earnings (Loss)	1,010,712
Net Assets	2,026,363

Net Assets
Applicable to 39,764,023 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,026,363
Net Asset Value Per Share	$50.96

See accompanying Notes, which are an integral part of the Financial Statements.
4

Capital Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	13,404
Interest[2]	1,562
Securities Lending—Net	1
Total Income	14,967
Expenses
Investment Advisory Fees—Note B	1,452
The Vanguard Group—Note C
Management and Administrative	1,773
Marketing and Distribution	40
Custodian Fees	1
Shareholders’ Reports and Proxy Fees	4
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	3,276
Net Investment Income	11,691
Realized Net Gain (Loss)
Investment Securities Sold[2]	106,717
Foreign Currencies	(2)
Realized Net Gain (Loss)	106,715
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,432
Foreign Currencies	41
Change in Unrealized Appreciation (Depreciation)	2,473
Net Increase (Decrease) in Net Assets Resulting from Operations	120,879
1	Dividends are net of foreign withholding taxes of $627.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,562, $2, and ($9), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Capital Growth Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,691	21,131
Realized Net Gain (Loss)	106,715	90,533
Change in Unrealized Appreciation (Depreciation)	2,473	126,496
Net Increase (Decrease) in Net Assets Resulting from Operations	120,879	238,160
Distributions
Total Distributions	(111,611)	(60,971)
Capital Share Transactions
Issued	100,391	176,055
Issued in Lieu of Cash Distributions	111,611	60,971
Redeemed	(142,659)	(252,689)
Net Increase (Decrease) from Capital Share Transactions	69,343	(15,663)
Total Increase (Decrease)	78,611	161,526
Net Assets
Beginning of Period	1,947,752	1,786,226
End of Period	2,026,363	1,947,752

See accompanying Notes, which are an integral part of the Financial Statements.
6

Capital Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$50.94	$46.38	$38.81	$50.69	$45.21	$40.76
Investment Operations
Net Investment Income[1]	.300	.545	.534	.468	.356	.478
Net Realized and Unrealized Gain (Loss) on Investments	2.685	5.612	9.693	(7.744)	8.959	5.768
Total from Investment Operations	2.985	6.157	10.227	(7.276)	9.315	6.246
Distributions
Dividends from Net Investment Income	(.560)	(.565)	(.457)	(.390)	(.480)	(.574)
Distributions from Realized Capital Gains	(2.405)	(1.032)	(2.200)	(4.214)	(3.355)	(1.222)
Total Distributions	(2.965)	(1.597)	(2.657)	(4.604)	(3.835)	(1.796)
Net Asset Value, End of Period	$50.96	$50.94	$46.38	$38.81	$50.69	$45.21
Total Return	6.32%	13.41%	27.98%	-15.48%	21.54%	17.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,026	$1,948	$1,786	$1,419	$1,775	$2,092
Ratio of Total Expenses to Average Net Assets	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.09%	1.28%	1.13%	0.73%	1.25%
Portfolio Turnover Rate	6%	5%	4%	3%	5%[2]	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Capital Growth Portfolio
Notes to Financial Statements
The Capital Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8

Capital Growth Portfolio
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	PRIMECAP Management Company provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. For the six months ended June 30, 2025, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $50,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,852,287	91,420	—	1,943,707
Temporary Cash Investments	80,875	—	—	80,875
Total	1,933,162	91,420	—	2,024,582
E.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,130,419
Gross Unrealized Appreciation	1,000,198
Gross Unrealized Depreciation	(106,035)
Net Unrealized Appreciation (Depreciation)	894,163
F.	During the six months ended June 30, 2025, the portfolio purchased $117,105,000 of investment securities and sold $152,701,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	2,022	3,539
Issued in Lieu of Cash Distributions	2,364	1,245
Redeemed	(2,862)	(5,059)
Net Increase (Decrease) in Shares Outstanding	1,524	(275)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
9

Capital Growth Portfolio
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 49% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692CG 082025
10

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Diversified Value Portfolio

Contents
Financial Statements	1

Diversified Value Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.8%)
Communication Services (6.0%)
	Alphabet Inc. Class A	243,972	42,995
	Comcast Corp. Class A	411,668	14,692
	Omnicom Group Inc.	107,091	7,704
	WPP plc ADR	208,500	7,300
*	Warner Bros Discovery Inc.	378,679	4,340
	Paramount Global Class B	235,200	3,034
			80,065
Consumer Discretionary (8.4%)
*	Amazon.com Inc.	218,394	47,913
	McDonald's Corp.	43,591	12,736
	Home Depot Inc.	34,093	12,500
	General Motors Co.	242,583	11,938
	Magna International Inc.	256,675	9,910
*	Aptiv plc	98,900	6,747
	Starbucks Corp.	50,086	4,589
	BorgWarner Inc. (XNYS)	83,100	2,782
	Lithia Motors Inc.	7,400	2,500
			111,615
Consumer Staples (4.7%)
	Procter & Gamble Co.	116,373	18,541
	Coca-Cola Co.	190,557	13,482
	Mondelez International Inc. Class A	128,097	8,639
	Kraft Heinz Co.	305,300	7,883
	Constellation Brands Inc. Class A	31,800	5,173
	Unilever plc ADR	62,393	3,817
[1]	Anheuser-Busch InBev SA ADR	35,800	2,460
	Conagra Brands Inc.	107,500	2,200
			62,195
Energy (6.1%)
	Exxon Mobil Corp.	169,980	18,324
	APA Corp.	705,723	12,908
	ConocoPhillips	130,914	11,748
	Shell plc ADR	127,336	8,966
	NOV Inc.	643,815	8,002
	Schlumberger NV	201,600	6,814
	Ovintiv Inc. (XNYS)	171,300	6,518
	Baker Hughes Co.	166,000	6,364
	Murphy Oil Corp.	56,840	1,279
			80,923
Financials (19.0%)
	Bank of America Corp.	581,988	27,540
	Intercontinental Exchange Inc.	146,580	26,893
	Visa Inc. Class A	67,515	23,971
	Citigroup Inc.	216,803	18,454
	Blackstone Inc.	100,468	15,028
	Wells Fargo & Co.	183,733	14,721
	Charles Schwab Corp.	160,197	14,616
	American International Group Inc.	164,502	14,080
	Chubb Ltd.	40,555	11,750
	Marsh & McLennan Cos. Inc.	51,327	11,222
	State Street Corp.	98,810	10,507
	US Bancorp	210,770	9,537
	American Express Co.	27,925	8,907
	Goldman Sachs Group Inc.	11,056	7,825
	Citizens Financial Group Inc.	172,861	7,736
	Fidelity National Information Services Inc.	79,300	6,456
	Corebridge Financial Inc.	162,400	5,765
	First Citizens BancShares Inc. Class A	2,832	5,541
1

Diversified Value Portfolio
		Shares	Market Value• ($000)
	Hartford Insurance Group Inc.	39,600	5,024
	Capital One Financial Corp.	21,000	4,468
	Truist Financial Corp.	95,900	4,123
			254,164
Health Care (12.8%)
	Medtronic plc	246,788	21,512
	Eli Lilly & Co.	19,461	15,170
*	Boston Scientific Corp.	139,299	14,962
	Danaher Corp.	59,095	11,674
	UnitedHealth Group Inc.	35,918	11,205
	Merck & Co. Inc.	135,902	10,758
	Elevance Health Inc.	26,581	10,339
	GE HealthCare Technologies Inc.	139,117	10,304
	Thermo Fisher Scientific Inc.	19,087	7,739
	CVS Health Corp.	108,300	7,471
	Labcorp Holdings Inc.	25,477	6,688
	Humana Inc.	26,500	6,479
	Zoetis Inc.	39,987	6,236
*	Vertex Pharmaceuticals Inc.	13,922	6,198
	HCA Healthcare Inc.	15,700	6,015
	Cigna Group	12,600	4,165
*	Centene Corp.	75,560	4,101
	Zimmer Biomet Holdings Inc.	33,811	3,084
*	Solventum Corp.	35,400	2,685
	GSK plc ADR	62,832	2,413
	Sanofi SA ADR	44,564	2,153
			171,351
Industrials (11.9%)
*	Boeing Co.	77,812	16,304
	Waste Management Inc.	60,920	13,940
	Jacobs Solutions Inc.	79,953	10,510
	FedEx Corp.	44,133	10,032
	Cummins Inc.	29,251	9,580
	Trane Technologies plc	20,378	8,913
	Nordson Corp.	41,153	8,822
	Equifax Inc.	33,616	8,719
	AMETEK Inc.	47,456	8,588
	Old Dominion Freight Line Inc.	52,157	8,465
	Deere & Co.	13,426	6,827
	PACCAR Inc.	70,580	6,709
	General Electric Co.	22,561	5,807
	Rockwell Automation Inc.	17,345	5,761
	CNH Industrial NV	429,134	5,561
	Norfolk Southern Corp.	16,400	4,198
	United Rentals Inc.	5,436	4,095
	General Dynamics Corp.	13,800	4,025
	Stanley Black & Decker Inc.	41,500	2,812
	RTX Corp.	17,400	2,541
*	Fluor Corp.	49,050	2,515
	Timken Co.	32,800	2,380
	Fortive Corp.	35,200	1,835
			158,939
Information Technology (21.8%)
	Microsoft Corp.	141,339	70,303
	Apple Inc.	243,131	49,883
*	F5 Inc.	87,600	25,782
	Broadcom Inc.	90,670	24,993
*	Workday Inc. Class A	97,100	23,304
	Telefonaktiebolaget LM Ericsson ADR	1,780,205	15,096
	Analog Devices Inc.	56,633	13,480
	Amphenol Corp. Class A	114,741	11,331
	Applied Materials Inc.	60,193	11,020
	Marvell Technology Inc.	127,003	9,830
	QUALCOMM Inc.	61,117	9,733
	Accenture plc Class A	28,301	8,459
	TE Connectivity plc	34,860	5,880
*	Advanced Micro Devices Inc.	34,861	4,947
	Salesforce Inc.	17,370	4,737
2

Diversified Value Portfolio
		Shares	Market Value• ($000)
	Cognizant Technology Solutions Corp. Class A	30,600	2,388
			291,166
Materials (1.9%)
	Linde plc	18,298	8,585
	PPG Industries Inc.	68,300	7,769
	Avery Dennison Corp.	28,896	5,070
	Olin Corp.	175,800	3,532
			24,956
Other (0.0%)
*	Ralliant Corp.	11,733	569
Real Estate (0.8%)
*	CBRE Group Inc. Class A	74,026	10,372
Utilities (1.4%)
	Dominion Energy Inc.	212,100	11,988
	PPL Corp.	202,055	6,848
			18,836
Total Common Stocks (Cost $1,091,135)			1,265,151
Temporary Cash Investments (5.1%)
Money Market Fund (5.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.355% (Cost $68,186)	681,906	68,184
Total Investments (99.9%) (Cost $1,159,321)			1,333,335
Other Assets and Liabilities—Net (0.1%)			1,424
Net Assets (100%)			1,334,759
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,739.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,771 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	108	33,770	823

See accompanying Notes, which are an integral part of the Financial Statements.
3

Diversified Value Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,091,135)	1,265,151
Affiliated Issuers (Cost $68,186)	68,184
Total Investments in Securities	1,333,335
Investment in Vanguard	34
Cash Collateral Pledged—Futures Contracts	2,461
Receivables for Investment Securities Sold	1,156
Receivables for Accrued Income	1,577
Receivables for Capital Shares Issued	193
Variation Margin Receivable—Futures Contracts	169
Total Assets	1,338,925
Liabilities
Due to Custodian	26
Payables for Investment Securities Purchased	406
Collateral for Securities on Loan	1,771
Payables to Investment Advisor	401
Payables for Capital Shares Redeemed	1,476
Payables to Vanguard	86
Total Liabilities	4,166
Net Assets	1,334,759
1 Includes $1,739 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	1,075,267
Total Distributable Earnings (Loss)	259,492
Net Assets	1,334,759

Net Assets
Applicable to 85,397,780 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,334,759
Net Asset Value Per Share	$15.63

See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Value Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	11,121
Interest[2]	1,460
Securities Lending—Net	18
Total Income	12,599
Expenses
Investment Advisory Fees—Note B
Basic Fee	776
Performance Adjustment	51
The Vanguard Group—Note C
Management and Administrative	994
Marketing and Distribution	30
Shareholders’ Reports and Proxy Fees	18
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	1,874
Net Investment Income	10,725
Realized Net Gain (Loss)
Investment Securities Sold[2]	75,708
Futures Contracts	300
Realized Net Gain (Loss)	76,008
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(31,942)
Futures Contracts	1,958
Change in Unrealized Appreciation (Depreciation)	(29,984)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,749
1	Dividends are net of foreign withholding taxes of $110.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,423, ($5), and ($2), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Value Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,725	21,095
Realized Net Gain (Loss)	76,008	113,150
Change in Unrealized Appreciation (Depreciation)	(29,984)	41,565
Net Increase (Decrease) in Net Assets Resulting from Operations	56,749	175,810
Distributions
Total Distributions	(132,584)	(90,384)
Capital Share Transactions
Issued	54,528	250,020
Issued in Lieu of Cash Distributions	132,584	90,384
Redeemed	(136,843)	(212,367)
Net Increase (Decrease) from Capital Share Transactions	50,269	128,037
Total Increase (Decrease)	(25,566)	213,463
Net Assets
Beginning of Period	1,360,325	1,146,862
End of Period	1,334,759	1,360,325

See accompanying Notes, which are an integral part of the Financial Statements.
6

Diversified Value Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.65	$15.63	$14.01	$17.45	$13.74	$16.45
Investment Operations
Net Investment Income[1]	.128	.264	.245	.204	.183	.209
Net Realized and Unrealized Gain (Loss) on Investments	.513	1.988	2.384	(2.034)	3.940	.133
Total from Investment Operations	.641	2.252	2.629	(1.830)	4.123	.342
Distributions
Dividends from Net Investment Income	(.267)	(.267)	(.210)	(.181)	(.174)	(.409)
Distributions from Realized Capital Gains	(1.394)	(.965)	(.799)	(1.429)	(.239)	(2.643)
Total Distributions	(1.661)	(1.232)	(1.009)	(1.610)	(.413)	(3.052)
Net Asset Value, End of Period	$15.63	$16.65	$15.63	$14.01	$17.45	$13.74
Total Return	4.52%	14.89%	20.13%	-11.49%	30.47%	11.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,335	$1,360	$1,147	$1,070	$1,229	$951
Ratio of Total Expenses to Average Net Assets[2]	0.29%	0.28%[3]	0.29%	0.29%	0.28%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.63%	1.71%	1.38%	1.14%	1.70%
Portfolio Turnover Rate	17%	35%	19%	25%	25%	34%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, and 0.00%.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.28%.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Diversified Value Portfolio
Notes to Financial Statements
The Diversified Value Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an
8

Diversified Value Portfolio
agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC, each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Lazard Asset Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Hotchkis and Wiley Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index for the preceding five years.
Vanguard manages the cash reserves of the portfolio as described below.
For the six months ended June 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.12% of the portfolio’s average net assets, before a net increase of $51,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2025, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.
E.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,160,588
Gross Unrealized Appreciation	241,145
Gross Unrealized Depreciation	(67,575)
Net Unrealized Appreciation (Depreciation)	173,570
F.	During the six months ended June 30, 2025, the portfolio purchased $220,341,000 of investment securities and sold $291,449,000 of investment securities, other than temporary cash investments.
9

Diversified Value Portfolio
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	3,415	15,786
Issued in Lieu of Cash Distributions	9,056	5,760
Redeemed	(8,784)	(13,206)
Net Increase (Decrease) in Shares Outstanding	3,687	8,340
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 42% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692DV 082025
10

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Equity Income Portfolio

Contents
Financial Statements	1

Equity Income Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (97.1%)
Communication Services (1.9%)
T-Mobile US Inc.	55,482	13,219
Verizon Communications Inc.	258,604	11,190
Comcast Corp. Class A	266,084	9,497
Nexstar Media Group Inc.	21,800	3,770
AT&T Inc.	121,849	3,526
		41,202
Consumer Discretionary (4.9%)
Industria de Diseno Textil SA	337,701	17,617
Darden Restaurants Inc.	64,384	14,034
Tractor Supply Co.	245,776	12,970
NIKE Inc. Class B	149,097	10,592
Home Depot Inc.	28,265	10,363
Lowe's Cos. Inc.	35,263	7,824
Bath & Body Works Inc.	156,454	4,687
McDonald's Corp.	15,396	4,498
Travel & Leisure Co.	84,837	4,378
Lear Corp.	44,349	4,212
Penske Automotive Group Inc.	24,278	4,171
eBay Inc.	52,649	3,920
Phinia Inc.	85,734	3,814
Las Vegas Sands Corp.	74,564	3,244
BorgWarner Inc. (XNYS)	36,554	1,224
Ralph Lauren Corp.	3,726	1,022
Signet Jewelers Ltd.	9,762	777
Starbucks Corp.	1,843	169
		109,516
Consumer Staples (10.2%)
Philip Morris International Inc.	162,729	29,638
Unilever plc ADR	431,110	26,371
Archer-Daniels-Midland Co.	422,052	22,276
Keurig Dr Pepper Inc.	629,425	20,809
Walmart Inc.	207,454	20,285
Procter & Gamble Co.	101,155	16,116
Constellation Brands Inc. Class A	91,473	14,881
Pernod Ricard SA	149,058	14,869
Kenvue Inc.	628,057	13,145
PepsiCo Inc.	80,304	10,603
Altria Group Inc.	136,059	7,977
Coca-Cola Co.	95,653	6,767
Kroger Co.	82,581	5,924
Nomad Foods Ltd.	223,495	3,797
Colgate-Palmolive Co.	39,377	3,579
WK Kellogg Co.	224,274	3,575
Fresh Del Monte Produce Inc.	92,350	2,994
Sysco Corp.	34,876	2,642
General Mills Inc.	3,594	186
		226,434
Energy (8.7%)
ConocoPhillips	497,519	44,647
EQT Corp.	406,176	23,688
Coterra Energy Inc.	911,162	23,125
Marathon Petroleum Corp.	133,035	22,099
Targa Resources Corp.	121,174	21,094
Exxon Mobil Corp.	135,356	14,591
TotalEnergies SE	181,036	11,065
EOG Resources Inc.	54,436	6,511
Chevron Corp.	39,277	5,624
Devon Energy Corp.	142,603	4,536
1

Equity Income Portfolio
	Shares	Market Value• ($000)
Halliburton Co.	218,127	4,446
Matador Resources Co.	91,291	4,357
Ovintiv Inc. (XNYS)	97,950	3,727
Schlumberger NV	106,454	3,598
Civitas Resources Inc.	43,247	1,190
		194,298
Financials (20.6%)
JPMorgan Chase & Co.	287,165	83,252
Bank of America Corp.	1,328,610	62,870
American International Group Inc.	311,089	26,626
M&T Bank Corp.	128,821	24,990
Morgan Stanley	159,743	22,501
Regions Financial Corp.	875,683	20,596
Nasdaq Inc.	223,259	19,964
MetLife Inc.	242,749	19,522
Raymond James Financial Inc.	116,107	17,807
Intercontinental Exchange Inc.	85,036	15,602
Wells Fargo & Co.	186,413	14,935
Ares Management Corp. Class A	81,223	14,068
Marsh & McLennan Cos. Inc.	63,754	13,939
Citigroup Inc.	132,052	11,240
PNC Financial Services Group Inc.	37,997	7,083
Aflac Inc.	59,781	6,304
State Street Corp.	57,050	6,067
Ameriprise Financial Inc.	11,215	5,986
Hartford Insurance Group Inc.	45,255	5,741
Synchrony Financial	85,145	5,683
MGIC Investment Corp.	176,558	4,915
Popular Inc.	43,970	4,846
Equitable Holdings Inc.	84,413	4,736
Essent Group Ltd.	71,865	4,364
Assured Guaranty Ltd.	49,745	4,333
Jackson Financial Inc. Class A	48,638	4,319
Hancock Whitney Corp.	72,443	4,158
Voya Financial Inc.	58,298	4,139
PROG Holdings Inc.	127,588	3,745
Goldman Sachs Group Inc.	4,400	3,114
CNO Financial Group Inc.	60,529	2,335
Blackrock Inc.	1,871	1,963
Progressive Corp.	7,163	1,912
Virtus Investment Partners Inc.	9,854	1,788
Chubb Ltd.	3,085	894
Stifel Financial Corp.	7,282	756
Bank of New York Mellon Corp.	7,421	676
Towne Bank	17,141	586
Blackstone Inc.	3,048	456
Old Republic International Corp.	10,718	412
Eastern Bankshares Inc.	12,631	193
		459,416
Health Care (14.2%)
Johnson & Johnson	377,515	57,665
UnitedHealth Group Inc.	169,520	52,885
Merck & Co. Inc.	635,999	50,346
Gilead Sciences Inc.	342,544	37,978
Elevance Health Inc.	68,915	26,805
Pfizer Inc.	925,257	22,428
AstraZeneca plc ADR	238,355	16,656
Roche Holding AG	46,698	15,243
AbbVie Inc.	50,427	9,360
Cigna Group	22,708	7,507
Bristol-Myers Squibb Co.	153,250	7,094
Abbott Laboratories	36,917	5,021
CVS Health Corp.	71,496	4,932
Amgen Inc.	7,184	2,006
Medtronic plc	10,711	934
Organon & Co.	55,747	540
		317,400
2

Equity Income Portfolio
	Shares	Market Value• ($000)
Industrials (12.2%)
Honeywell International Inc.	123,439	28,747
PACCAR Inc.	291,793	27,738
Emerson Electric Co.	172,950	23,060
L3Harris Technologies Inc.	87,789	22,021
Canadian National Railway Co.	192,436	20,051
Northrop Grumman Corp.	36,868	18,433
Johnson Controls International plc	146,614	15,485
IDEX Corp.	79,810	14,012
Ferguson Enterprises Inc.	58,202	12,674
Caterpillar Inc.	31,248	12,131
Union Pacific Corp.	41,846	9,628
Automatic Data Processing Inc.	29,738	9,171
Lockheed Martin Corp.	16,557	7,668
General Dynamics Corp.	22,146	6,459
Cummins Inc.	17,262	5,653
Otis Worldwide Corp.	54,585	5,405
Oshkosh Corp.	42,886	4,869
Owens Corning	31,153	4,284
CSG Systems International Inc.	60,196	3,932
Apogee Enterprises Inc.	91,755	3,725
FedEx Corp.	16,322	3,710
RTX Corp.	21,227	3,100
Fortune Brands Innovations Inc.	59,759	3,076
Ryder System Inc.	19,115	3,039
Eaton Corp. plc	4,385	1,566
Masco Corp.	23,619	1,520
		271,157
Information Technology (11.6%)
Broadcom Inc.	428,182	118,029
Cisco Systems Inc.	551,082	38,234
Accenture plc Class A	94,406	28,217
NXP Semiconductors NV	112,057	24,483
TE Connectivity plc	118,635	20,010
QUALCOMM Inc.	70,130	11,169
International Business Machines Corp.	19,704	5,808
NetApp Inc.	50,659	5,398
Amdocs Ltd.	48,797	4,452
Texas Instruments Inc.	12,135	2,520
Kulicke & Soffa Industries Inc.	23,267	805
		259,125
Materials (3.9%)
PPG Industries Inc.	191,561	21,790
Barrick Mining Corp.	881,817	18,359
Avery Dennison Corp.	98,511	17,286
Anglo American plc	484,563	14,284
Reliance Inc.	15,796	4,958
NewMarket Corp.	6,039	4,172
Sylvamo Corp.	74,935	3,754
Worthington Steel Inc.	32,816	979
Innospec Inc.	10,496	883
		86,465
Real Estate (1.6%)
Crown Castle Inc.	205,842	21,146
Weyerhaeuser Co.	540,786	13,893
		35,039
Utilities (7.3%)
American Electric Power Co. Inc.	254,180	26,374
Sempra	319,168	24,183
Dominion Energy Inc.	408,033	23,062
PPL Corp.	547,104	18,541
Atmos Energy Corp.	111,517	17,186
WEC Energy Group Inc.	135,023	14,070
NextEra Energy Inc.	132,921	9,227
Duke Energy Corp.	60,590	7,150
National Fuel Gas Co.	56,692	4,802
Edison International	91,967	4,746
Exelon Corp.	104,702	4,546
3

Equity Income Portfolio
		Shares	Market Value• ($000)
	DTE Energy Co.	27,221	3,606
	Evergy Inc.	49,078	3,383
	NRG Energy Inc.	16,386	2,631
			163,507
Total Common Stocks (Cost $1,958,553)			2,163,559
Temporary Cash Investments (2.5%)
Money Market Fund (1.7%)
[1]	Vanguard Market Liquidity Fund, 4.355%	384,124	38,408
		Face Amount ($000)
Repurchase Agreement (0.8%)
	BNP Paribas Securities Corp. 4.400%, 7/1/25 (Dated 6/30/25, Repurchase Value $17,702, collateralized by U.S. Government Agency Obligations 2.000%–7.212%, 6/1/26–6/1/55, with a value of $18,054)	17,700	17,700
Total Temporary Cash Investments (Cost $56,111)			56,108
Total Investments (99.6%) (Cost $2,014,664)			2,219,667
Other Assets and Liabilities—Net (0.4%)			7,808
Net Assets (100%)			2,227,475
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	136	42,526	1,412

See accompanying Notes, which are an integral part of the Financial Statements.
4

Equity Income Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,976,253)	2,181,259
Affiliated Issuers (Cost $38,411)	38,408
Total Investments in Securities	2,219,667
Investment in Vanguard	56
Cash	144
Cash Collateral Pledged—Futures Contracts	2,936
Foreign Currency, at Value (Cost $11)	11
Receivables for Investment Securities Sold	3,676
Receivables for Accrued Income	3,152
Receivables for Capital Shares Issued	1,868
Variation Margin Receivable—Futures Contracts	204
Total Assets	2,231,714
Liabilities
Payables for Investment Securities Purchased	2,582
Payables to Investment Advisor	292
Payables for Capital Shares Redeemed	1,151
Payables to Vanguard	214
Total Liabilities	4,239
Net Assets	2,227,475
At June 30, 2025, net assets consisted of:

Paid-in Capital	1,898,980
Total Distributable Earnings (Loss)	328,495
Net Assets	2,227,475

Net Assets
Applicable to 92,885,721 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,227,475
Net Asset Value Per Share	$23.98

See accompanying Notes, which are an integral part of the Financial Statements.
5

Equity Income Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	27,700
Interest[2]	1,301
Securities Lending—Net	—
Total Income	29,001
Expenses
Investment Advisory Fees—Note B
Basic Fee	809
Performance Adjustment	(69)
The Vanguard Group—Note C
Management and Administrative	2,242
Marketing and Distribution	45
Custodian Fees	12
Shareholders’ Reports and Proxy Fees	20
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	3,065
Expenses Paid Indirectly	(3)
Net Expenses	3,062
Net Investment Income	25,939
Realized Net Gain (Loss)
Investment Securities Sold[2]	103,301
Futures Contracts	(1,394)
Foreign Currencies	(24)
Realized Net Gain (Loss)	101,883
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	13,024
Futures Contracts	3,120
Foreign Currencies	71
Change in Unrealized Appreciation (Depreciation)	16,215
Net Increase (Decrease) in Net Assets Resulting from Operations	144,037
1	Dividends are net of foreign withholding taxes of $312.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $864, ($3), and ($3), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Equity Income Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,939	55,560
Realized Net Gain (Loss)	101,883	170,333
Change in Unrealized Appreciation (Depreciation)	16,215	63,405
Net Increase (Decrease) in Net Assets Resulting from Operations	144,037	289,298
Distributions
Total Distributions	(222,972)	(185,693)
Capital Share Transactions
Issued	95,667	214,750
Issued in Lieu of Cash Distributions	222,972	185,693
Redeemed	(151,407)	(353,744)
Net Increase (Decrease) from Capital Share Transactions	167,232	46,699
Total Increase (Decrease)	88,297	150,304
Net Assets
Beginning of Period	2,139,178	1,988,874
End of Period	2,227,475	2,139,178

See accompanying Notes, which are an integral part of the Financial Statements.
7

Equity Income Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.06	$23.91	$24.11	$27.81	$23.07	$24.17
Investment Operations
Net Investment Income[1]	.291	.649	.669	.665	.625	.595
Net Realized and Unrealized Gain (Loss) on Investments	1.281	2.797	1.035	(.756)	5.089	(.305)
Total from Investment Operations	1.572	3.446	1.704	(.091)	5.714	.290
Distributions
Dividends from Net Investment Income	(.657)	(.739)	(.644)	(.687)	(.506)	(.618)
Distributions from Realized Capital Gains	(1.995)	(1.557)	(1.260)	(2.922)	(.468)	(.772)
Total Distributions	(2.652)	(2.296)	(1.904)	(3.609)	(.974)	(1.390)
Net Asset Value, End of Period	$23.98	$25.06	$23.91	$24.11	$27.81	$23.07
Total Return	6.82%	15.12%	8.10%	-0.66%	25.33%	3.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,227	$2,139	$1,989	$1,978	$1,898	$2,021
Ratio of Total Expenses to Average Net Assets[2]	0.29%[3]	0.29%[4]	0.29%[3]	0.30%[3]	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.67%	2.95%	2.73%	2.45%	2.86%
Portfolio Turnover Rate	29%	45%	48%	46%	41%[5]	40%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), 0.00%, 0.01%, 0.01%, and 0.01%.
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.29%, 0.29%, and 0.30%, respectively.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.29%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Equity Income Portfolio
Notes to Financial Statements
The Equity Income Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the
9

Equity Income Portfolio
event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	Wellington Management Company LLP provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $124,000 for the six months ended June 30, 2025.
For the six months ended June 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.08% of the portfolio’s average net assets, before a net decrease $69,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $56,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. For the six months ended June 30, 2025, these arrangements reduced the portfolio’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
10

Equity Income Portfolio
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,090,481	73,078	—	2,163,559
Temporary Cash Investments	38,408	17,700	—	56,108
Total	2,128,889	90,778	—	2,219,667
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,412	—	—	1,412
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,016,023
Gross Unrealized Appreciation	349,090
Gross Unrealized Depreciation	(144,034)
Net Unrealized Appreciation (Depreciation)	205,056
G.	During the six months ended June 30, 2025, the portfolio purchased $605,240,000 of investment securities and sold $629,754,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $3,477,000 and sales were $5,533,000, resulting in net realized gain of $300,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	3,977	8,850
Issued in Lieu of Cash Distributions	9,780	7,956
Redeemed	(6,237)	(14,627)
Net Increase (Decrease) in Shares Outstanding	7,520	2,179
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 43% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
11

Equity Income Portfolio
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692Equc 082025
12

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Growth Portfolio

Contents
Financial Statements	1

Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (14.0%)
	Alphabet Inc. Class C	422,488	74,945
	Meta Platforms Inc. Class A	95,949	70,819
*	Netflix Inc.	40,099	53,698
*	Spotify Technology SA	37,691	28,922
			228,384
Consumer Discretionary (13.1%)
*	Amazon.com Inc.	533,833	117,118
*	Tesla Inc.	108,015	34,312
	Hilton Worldwide Holdings Inc.	57,035	15,191
*	DraftKings Inc. Class A	348,925	14,965
	TJX Cos. Inc.	114,848	14,183
*	Chipotle Mexican Grill Inc.	183,409	10,298
*	O'Reilly Automotive Inc.	93,071	8,388
			214,455
Financials (11.0%)
	Mastercard Inc. Class A	85,215	47,886
	KKR & Co. Inc.	161,956	21,545
	Ares Management Corp. Class A	105,842	18,332
	S&P Global Inc.	32,870	17,332
	Tradeweb Markets Inc. Class A	113,456	16,610
	American Express Co.	43,767	13,961
	Visa Inc. Class A	36,098	12,816
	Morgan Stanley	82,863	11,672
	Nasdaq Inc.	121,693	10,882
*	Corpay Inc.	12,430	4,124
	MSCI Inc.	6,611	3,813
			178,973
Health Care (4.8%)
	Eli Lilly & Co.	50,282	39,196
*	Boston Scientific Corp.	142,804	15,339
	Stryker Corp.	37,725	14,925
*	Intuitive Surgical Inc.	17,252	9,375
			78,835
Industrials (6.0%)
	General Electric Co.	131,191	33,767
	GE Vernova Inc.	55,567	29,403
	TransUnion	155,110	13,650
*	Uber Technologies Inc.	144,284	13,462
	Waste Connections Inc. (XTSE)	37,978	7,091
			97,373
Information Technology (49.2%)
	Microsoft Corp.	454,227	225,937
	NVIDIA Corp.	1,380,884	218,166
	Apple Inc.	645,959	132,531
	Broadcom Inc.	303,181	83,572
*	Shopify Inc. Class A (XTSE)	156,650	18,070
*	HubSpot Inc.	31,526	17,548
*	ServiceNow Inc.	16,645	17,112
*	Arista Networks Inc.	163,870	16,766
	ASML Holding NV GDR (Registered)	18,212	14,595
	Monolithic Power Systems Inc.	19,645	14,368
	Intuit Inc.	16,833	13,258
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	49,561	11,225
*	Gartner Inc.	25,548	10,327
	Analog Devices Inc.	16,670	3,968
	Salesforce Inc.	11,171	3,046
1

Growth Portfolio
		Shares	Market Value• ($000)
*	ARM Holdings plc ADR	15,576	2,519
			803,008
Real Estate (1.4%)
	Welltower Inc.	150,796	23,182
Total Common Stocks (Cost $1,081,845)			1,624,210
Temporary Cash Investments (1.1%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.355%	16	2
		Face Amount ($000)
Repurchase Agreement (1.1%)
	Bank of America Securities, LLC 4.400%, 7/1/25 (Dated 6/30/25, Repurchase Value $18,502, collateralized by U.S. Government Agency Obligations 3.000%–7.000%, 3/15/28–6/20/55, with a value of $18,870)	18,500	18,500
Total Temporary Cash Investments (Cost $18,501)			18,502
Total Investments (100.6%) (Cost $1,100,346)			1,642,712
Other Assets and Liabilities—Net (-0.6%)			(9,701)
Net Assets (100%)			1,633,011
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,100,345)	1,642,710
Affiliated Issuers (Cost $1)	2
Total Investments in Securities	1,642,712
Investment in Vanguard	40
Cash	100
Receivables for Investment Securities Sold	7,034
Receivables for Accrued Income	126
Receivables for Capital Shares Issued	96
Total Assets	1,650,108
Liabilities
Payables for Investment Securities Purchased	14,040
Payables to Investment Advisor	490
Payables for Capital Shares Redeemed	2,404
Payables to Vanguard	163
Total Liabilities	17,097
Net Assets	1,633,011
At June 30, 2025, net assets consisted of:

Paid-in Capital	969,890
Total Distributable Earnings (Loss)	663,121
Net Assets	1,633,011

Net Assets
Applicable to 48,762,162 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,633,011
Net Asset Value Per Share	$33.49

See accompanying Notes, which are an integral part of the Financial Statements.
3

Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	3,517
Interest	537
Securities Lending—Net	—
Total Income	4,054
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,133
Performance Adjustment	(252)
The Vanguard Group—Note C
Management and Administrative	1,807
Marketing and Distribution	34
Custodian Fees	6
Shareholders’ Reports and Proxy Fees	18
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	2,751
Net Investment Income	1,303
Realized Net Gain (Loss)
Investment Securities Sold[2]	125,401
Foreign Currencies	—
Realized Net Gain (Loss) on Investment Securities Sold	125,401
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	(26,977)
Net Increase (Decrease) in Net Assets Resulting from Operations	99,727
1	Dividends are net of foreign withholding taxes of $20.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were each less than $1. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Growth Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,303	3,387
Realized Net Gain (Loss)	125,401	127,220
Change in Unrealized Appreciation (Depreciation)	(26,977)	267,157
Net Increase (Decrease) in Net Assets Resulting from Operations	99,727	397,764
Distributions
Total Distributions	(93,467)	(3,943)
Capital Share Transactions
Issued	122,476	212,576
Issued in Lieu of Cash Distributions	93,467	3,943
Redeemed	(178,241)	(234,814)
Net Increase (Decrease) from Capital Share Transactions	37,702	(18,295)
Total Increase (Decrease)	43,962	375,526
Net Assets
Beginning of Period	1,589,049	1,213,523
End of Period	1,633,011	1,589,049

See accompanying Notes, which are an integral part of the Financial Statements.
5

Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$33.64	$25.34	$18.13	$38.27	$35.94	$26.95
Investment Operations
Net Investment Income (Loss)[1]	.027	.071	.078	.060	(.013)	.033
Net Realized and Unrealized Gain (Loss) on Investments	1.849	8.311	7.184	(10.288)	5.826	10.536
Total from Investment Operations	1.876	8.382	7.262	(10.228)	5.813	10.569
Distributions
Dividends from Net Investment Income	(.072)	(.082)	(.052)	—	(.013)	(.104)
Distributions from Realized Capital Gains	(1.954)	—	—	(9.912)	(3.470)	(1.475)
Total Distributions	(2.026)	(.082)	(.052)	(9.912)	(3.483)	(1.579)
Net Asset Value, End of Period	$33.49	$33.64	$25.34	$18.13	$38.27	$35.94
Total Return	6.72%	33.14%	40.13%	-33.37%	17.86%	43.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,633	$1,589	$1,214	$856	$1,337	$1,247
Ratio of Total Expenses to Average Net Assets[2]	0.37%	0.34%[3]	0.33%[4]	0.34%[4]	0.41%	0.41%[4]
Ratio of Net Investment Income (Loss) to Average Net Assets	0.19%	0.24%	0.35%	0.27%	(0.04%)	0.11%
Portfolio Turnover Rate	23%	41%	37%	33%	66%	41%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.06%), (0.07%), (0.06%), 0.02%, and 0.01%.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.34%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%, 0.34% and 0.40% for 2023, 2022, and 2020 respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Growth Portfolio
Notes to Financial Statements
The Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
7

Growth Portfolio
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company LLP, provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. For the six months ended June 30, 2025, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before a net decrease of $252,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $40,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,624,210	—	—	1,624,210
Temporary Cash Investments	2	18,500	—	18,502
Total	1,624,212	18,500	—	1,642,712
E.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,106,596
Gross Unrealized Appreciation	544,289
Gross Unrealized Depreciation	(8,173)
Net Unrealized Appreciation (Depreciation)	536,116
F.	During the six months ended June 30, 2025, the portfolio purchased $354,184,000 of investment securities and sold $408,157,000 of investment securities, other than temporary cash investments.
8

Growth Portfolio
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	3,987	7,181
Issued in Lieu of Cash Distributions	3,320	138
Redeemed	(5,780)	(7,979)
Net Increase (Decrease) in Shares Outstanding	1,527	(660)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 61% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692G 082025
9

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
High Yield Bond Portfolio

Contents
Financial Statements	1

High Yield Bond Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (5.2%)
U.S. Government Securities (5.2%)
[1,2]	United States Treasury Note/Bond	0.500%	2/28/26	5,075	4,953
	United States Treasury Note/Bond	4.375%	7/31/26	547	549
[2]	United States Treasury Note/Bond	4.375%	8/15/26	1,609	1,616
	United States Treasury Note/Bond	3.750%	8/31/26	624	622
	United States Treasury Note/Bond	0.875%	9/30/26	2,600	2,504
	United States Treasury Note/Bond	4.125%	1/31/27	174	175
[1]	United States Treasury Note/Bond	4.125%	2/28/27	1,238	1,245
	United States Treasury Note/Bond	3.875%	3/31/27	1,055	1,057
	United States Treasury Note/Bond	2.750%	7/31/27	5,350	5,246
	United States Treasury Note/Bond	3.875%	10/15/27	3,413	3,425
	United States Treasury Note/Bond	4.125%	11/15/27	475	479
[1,2]	United States Treasury Note/Bond	0.625%	11/30/27	1,574	1,463
	United States Treasury Note/Bond	3.875%	11/30/27	800	803
	United States Treasury Note/Bond	4.000%	12/15/27	463	466
	United States Treasury Note/Bond	4.250%	1/15/28	2,619	2,653
[3]	United States Treasury Note/Bond	4.250%	2/15/28	981	994
[1]	United States Treasury Note/Bond	3.875%	3/15/28	1,009	1,014
	United States Treasury Note/Bond	3.750%	4/15/28	494	495
	United States Treasury Note/Bond	1.250%	6/30/28	1,000	931
	United States Treasury Note/Bond	1.000%	7/31/28	1,000	922
	United States Treasury Note/Bond	1.250%	9/30/28	100	92
	United States Treasury Note/Bond	1.500%	11/30/28	100	93
	United States Treasury Note/Bond	4.125%	3/31/29	924	937
	United States Treasury Note/Bond	4.625%	4/30/29	100	103
	United States Treasury Note/Bond	3.875%	12/31/29	206	207
	United States Treasury Note/Bond	4.375%	12/31/29	93	95
	United States Treasury Note/Bond	4.250%	1/31/30	593	605
	United States Treasury Note/Bond	4.000%	2/28/30	358	362
	United States Treasury Note/Bond	3.625%	3/31/30	224	222
	United States Treasury Note/Bond	4.000%	3/31/30	443	447
	United States Treasury Note/Bond	4.625%	5/31/31	240	249
	United States Treasury Note/Bond	4.125%	7/31/31	705	713
	United States Treasury Note/Bond	1.250%	8/15/31	942	806
	United States Treasury Note/Bond	4.125%	10/31/31	289	292
	United States Treasury Note/Bond	4.125%	11/30/31	1,374	1,388
	United States Treasury Note/Bond	1.875%	2/15/32	173	152
	United States Treasury Note/Bond	4.000%	2/15/34	313	310
	United States Treasury Note/Bond	4.375%	5/15/34	179	182
	United States Treasury Note/Bond	3.875%	8/15/34	255	249
	United States Treasury Note/Bond	4.625%	2/15/35	91	94
	United States Treasury Note/Bond	4.375%	5/15/40	96	94
	United States Treasury Note/Bond	3.750%	8/15/41	7	6
	United States Treasury Note/Bond	2.875%	5/15/43	95	73
	United States Treasury Note/Bond	4.625%	11/15/44	38	37
	United States Treasury Note/Bond	3.375%	11/15/48	56	44
	United States Treasury Note/Bond	1.250%	5/15/50	253	122
	United States Treasury Note/Bond	4.500%	11/15/54	296	282
Total U.S. Government and Agency Obligations (Cost $39,634)					39,868
Corporate Bonds (86.5%)
Communications (12.4%)
[4]	Altice France SA	5.500%	1/15/28	1,915	1,612
[4]	Altice France SA	5.125%	7/15/29	1,080	892
[4]	Altice France SA	5.500%	10/15/29	595	493
[4]	AMC Networks Inc.	10.250%	1/15/29	225	233
	AMC Networks Inc.	4.250%	2/15/29	580	464
[4,5]	AMC Networks Inc.	10.500%	7/15/32	170	172
[4,6]	Banijay Entertainment SAS	7.000%	5/1/29	450	553
[4]	Banijay Entertainment SAS	8.125%	5/1/29	900	934
1

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Belo Corp.	7.750%	6/1/27	940	980
	Belo Corp.	7.250%	9/15/27	307	316
[4]	Cable One Inc.	4.000%	11/15/30	387	305
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	673	673
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	1,205	1,201
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	375	372
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	550	548
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	1,000	1,020
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	1,430	1,386
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	2,820	2,688
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	3,160	2,949
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	1,350	1,408
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	800	758
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	3,101	2,886
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	875	779
[4]	Clear Channel Outdoor Holdings Inc.	5.125%	8/15/27	990	979
[4]	Clear Channel Outdoor Holdings Inc.	9.000%	9/15/28	1,135	1,189
[4]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/30	810	836
[4]	CSC Holdings LLC	5.500%	4/15/27	585	558
[4]	CSC Holdings LLC	11.250%	5/15/28	225	224
[4]	CSC Holdings LLC	11.750%	1/31/29	385	365
[4]	CSC Holdings LLC	4.125%	12/1/30	1,171	831
[4]	CSC Holdings LLC	3.375%	2/15/31	885	612
[4]	CSC Holdings LLC	4.500%	11/15/31	1,385	975
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	2,735	2,726
[4]	DISH Network Corp.	11.750%	11/15/27	445	458
[4]	Fibercop SpA	6.375%	11/15/33	200	194
[4]	Fibercop SpA	6.000%	9/30/34	370	348
[4]	Fibercop SpA	7.200%	7/18/36	1,099	1,073
[4]	Fibercop SpA	7.721%	6/4/38	461	459
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	2,625	2,623
[4]	Frontier Communications Holdings LLC	8.625%	3/15/31	895	951
[4]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	1,775	1,679
[4]	Iliad Holding SASU	7.000%	10/15/28	1,225	1,247
[4,6]	Iliad Holding SASU	5.375%	4/15/30	245	296
[4]	Iliad Holding SASU	8.500%	4/15/31	1,740	1,860
[4]	Iliad Holding SASU	7.000%	4/15/32	705	722
[4]	Intelsat Jackson Holdings SA	6.500%	3/15/30	280	286
	Lamar Media Corp.	3.750%	2/15/28	1,410	1,366
	Lamar Media Corp.	4.875%	1/15/29	55	54
	Lamar Media Corp.	4.000%	2/15/30	1,745	1,667
	Lamar Media Corp.	3.625%	1/15/31	1,041	961
[4]	Level 3 Financing Inc.	3.625%	1/15/29	347	297
[4]	Level 3 Financing Inc.	4.875%	6/15/29	1,000	934
[4]	Level 3 Financing Inc.	3.875%	11/15/29	185	150
[4]	Level 3 Financing Inc.	11.000%	11/15/29	403	463
[4]	Level 3 Financing Inc.	4.500%	4/1/30	750	679
[4]	Level 3 Financing Inc.	3.875%	10/15/30	175	152
[4]	Level 3 Financing Inc.	4.000%	4/15/31	175	151
[4]	Level 3 Financing Inc.	6.875%	6/30/33	2,055	2,091
[4,6]	Lorca Telecom Bondco SA	4.000%	9/18/27	910	1,070
[4]	Lumen Technologies Inc.	4.125%	4/15/29	1,077	1,050
[4]	Lumen Technologies Inc.	4.125%	4/15/30	398	388
[4]	Match Group Holdings II LLC	4.625%	6/1/28	540	527
[4]	Match Group Holdings II LLC	5.625%	2/15/29	100	99
[4]	Match Group Holdings II LLC	4.125%	8/1/30	339	318
[4]	Midcontinent Communications	8.000%	8/15/32	1,190	1,262
[4]	News Corp.	3.875%	5/15/29	705	675
[4]	Nexstar Media Inc.	5.625%	7/15/27	750	748
[4,6]	Odido Group Holding BV	5.500%	1/15/30	350	411
[4,6]	Odido Holding BV	3.750%	1/15/29	1,065	1,241
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	814	809
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	300	287
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	947	905
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/31	295	312
	Paramount Global	4.200%	6/1/29	275	268
	Paramount Global	7.875%	7/30/30	225	249
	Paramount Global	4.200%	5/19/32	475	434
	Paramount Global	6.875%	4/30/36	500	512
	Paramount Global	4.850%	7/1/42	305	241
2

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	4.375%	3/15/43	700	515
	Paramount Global	5.850%	9/1/43	205	178
	Paramount Global	6.250%	2/28/57	789	743
	Paramount Global	6.375%	3/30/62	885	867
[4]	ROBLOX Corp.	3.875%	5/1/30	2,780	2,627
	Rogers Communications Inc.	7.000%	4/15/55	270	276
	Rogers Communications Inc.	7.125%	4/15/55	510	515
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	1,630	1,425
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	167	116
[4]	Scripps Escrow Inc.	5.875%	7/15/27	671	597
[4]	Sirius XM Radio LLC	3.125%	9/1/26	105	103
[4]	Sirius XM Radio LLC	4.000%	7/15/28	425	408
[4]	Sirius XM Radio LLC	4.125%	7/1/30	535	492
[4]	Sirius XM Radio LLC	3.875%	9/1/31	89	79
[4]	Sunrise FinCo I BV	4.875%	7/15/31	1,450	1,368
[4]	Sunrise HoldCo IV BV	5.500%	1/15/28	2,565	2,542
	TEGNA Inc.	4.625%	3/15/28	410	399
	Telecom Italia Capital SA	6.375%	11/15/33	34	36
	Telecom Italia Capital SA	6.000%	9/30/34	40	40
	Telecom Italia Capital SA	7.200%	7/18/36	451	481
	Telecom Italia Capital SA	7.721%	6/4/38	224	242
[4,6]	United Group BV	6.500%	10/31/31	1,875	2,230
[4]	Univision Communications Inc.	8.000%	8/15/28	75	76
[4]	Univision Communications Inc.	4.500%	5/1/29	580	528
[4]	Univision Communications Inc.	7.375%	6/30/30	600	589
[4]	Univision Communications Inc.	8.500%	7/31/31	3,315	3,319
[4]	Virgin Media Secured Finance plc	5.500%	5/15/29	1,395	1,372
[4]	Virgin Media Secured Finance plc	4.500%	8/15/30	938	874
[4]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	200	196
[4]	Vmed O2 UK Financing I plc	4.250%	1/31/31	2,230	2,035
[4]	VZ Secured Financing BV	5.000%	1/15/32	1,705	1,514
[5]	Warnermedia Holdings Inc.	4.279%	3/15/32	668	563
	Warnermedia Holdings Inc.	5.050%	3/15/42	490	328
[5]	Warnermedia Holdings Inc.	5.141%	3/15/52	239	147
[4]	Ziggo BV	4.875%	1/15/30	1,884	1,760
					95,464
Consumer Discretionary (15.2%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,690	1,646
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	225	221
[4]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/29	1,220	1,253
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/29	1,155	1,173
[4]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	3,640	3,394
[4]	Adient Global Holdings Ltd.	8.250%	4/15/31	235	247
[4]	Adient Global Holdings Ltd.	7.500%	2/15/33	1,010	1,034
[4]	Amer Sports Co.	6.750%	2/16/31	845	879
	American Axle & Manufacturing Inc.	5.000%	10/1/29	349	320
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	645	631
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,315	1,246
	Asbury Automotive Group Inc.	4.500%	3/1/28	745	737
[4]	Asbury Automotive Group Inc.	4.625%	11/15/29	875	845
	Asbury Automotive Group Inc.	4.750%	3/1/30	414	401
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	1,045	995
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	95	95
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	270	258
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	1,037	986
[4]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.375%	6/15/32	525	549
	Bath & Body Works Inc.	6.694%	1/15/27	529	542
	Bath & Body Works Inc.	5.250%	2/1/28	40	40
[4]	Bath & Body Works Inc.	6.625%	10/1/30	730	752
	Bath & Body Works Inc.	6.875%	11/1/35	350	364
	Bath & Body Works Inc.	6.750%	7/1/36	210	214
[4,5,6]	Beach Acquisition Bidco LLC	5.250%	7/15/32	300	355
[4,5]	Beach Acquisition Bidco LLC	10.000%	7/15/33	740	770
[4,6]	Belron UK Finance plc	4.625%	10/15/29	260	312
[4]	Belron UK Finance plc	5.750%	10/15/29	1,758	1,771
[4,6]	Bertrand Franchise Finance SAS	6.500%	7/18/30	305	363
[4,6,7]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	5.986%	7/18/25	325	375
[4,6,7]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	5.986%	7/18/25	100	115
	Boyd Gaming Corp.	4.750%	12/1/27	3,260	3,236
3

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Boyd Gaming Corp.	4.750%	6/15/31	540	518
[4]	Builders FirstSource Inc.	5.000%	3/1/30	250	245
[4]	Builders FirstSource Inc.	4.250%	2/1/32	1,175	1,088
[4]	Builders FirstSource Inc.	6.375%	3/1/34	990	1,009
[4]	Builders FirstSource Inc.	6.750%	5/15/35	250	257
[4]	Caesars Entertainment Inc.	8.125%	7/1/27	501	501
[4]	Caesars Entertainment Inc.	4.625%	10/15/29	1,575	1,503
[4]	Caesars Entertainment Inc.	7.000%	2/15/30	3,140	3,253
[4]	Caesars Entertainment Inc.	6.500%	2/15/32	535	549
[4]	Caesars Entertainment Inc.	6.000%	10/15/32	1,785	1,749
[4]	Carnival Corp.	5.750%	3/1/27	1,021	1,029
[4]	Carnival Corp.	4.000%	8/1/28	1,860	1,820
[4]	Carnival Corp.	6.000%	5/1/29	175	177
[4]	Carnival Corp.	7.000%	8/15/29	320	337
[4]	Carnival Corp.	5.750%	3/15/30	700	712
[4]	Carnival Corp.	5.875%	6/15/31	765	779
	Century Communities Inc.	6.750%	6/1/27	288	289
[4]	Century Communities Inc.	3.875%	8/15/29	1,028	952
[4]	Champ Acquisition Corp.	8.375%	12/1/31	120	128
[4]	Churchill Downs Inc.	5.500%	4/1/27	185	184
[4]	Churchill Downs Inc.	4.750%	1/15/28	340	336
[4]	Churchill Downs Inc.	5.750%	4/1/30	1,005	1,009
[4]	Churchill Downs Inc.	6.750%	5/1/31	80	82
[4]	Cinemark USA Inc.	5.250%	7/15/28	1,125	1,120
[4]	Cinemark USA Inc.	7.000%	8/1/32	435	452
[4]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	1,234	1,242
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	805	826
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/30	785	816
[4,6]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/31	535	631
	Dana Inc.	5.625%	6/15/28	130	130
	Dana Inc.	4.250%	9/1/30	210	207
	Dana Inc.	4.500%	2/15/32	385	376
[4]	Flutter Treasury DAC	5.875%	6/4/31	280	282
	Ford Motor Credit Co. LLC	3.375%	11/13/25	270	268
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	199
	Ford Motor Credit Co. LLC	6.950%	3/6/26	400	403
[4]	Forvia SE	8.000%	6/15/30	1,315	1,348
[4]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/32	820	854
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	175	174
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	1,354	1,323
	Goodyear Tire & Rubber Co.	6.625%	7/15/30	425	434
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	675	648
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	10	10
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	1,521	1,456
	Griffon Corp.	5.750%	3/1/28	500	499
[4]	Hanesbrands Inc.	9.000%	2/15/31	725	767
[4]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	254	255
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	95	97
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	475	455
[4]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	625	637
	KB Home	4.800%	11/15/29	150	147
	KB Home	7.250%	7/15/30	225	233
	KB Home	4.000%	6/15/31	1,260	1,167
[4]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	873	871
[4]	LBM Acquisition LLC	6.250%	1/15/29	1,060	923
[4]	LCM Investments Holdings II LLC	4.875%	5/1/29	435	423
[4]	LCM Investments Holdings II LLC	8.250%	8/1/31	1,265	1,344
[4]	Light & Wonder International Inc.	7.000%	5/15/28	630	631
[4]	Lithia Motors Inc.	4.625%	12/15/27	1,655	1,641
[4]	Lithia Motors Inc.	3.875%	6/1/29	55	52
[4]	Lithia Motors Inc.	4.375%	1/15/31	600	570
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	255	248
[4]	Melco Resorts Finance Ltd.	7.625%	4/17/32	225	227
[4]	MGM China Holdings Ltd.	7.125%	6/26/31	420	435
	MGM Resorts International	6.500%	4/15/32	280	285
[4]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/32	180	185
[4]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/30	440	419
[4]	NCL Corp. Ltd.	8.125%	1/15/29	775	817
[4]	NCL Corp. Ltd.	7.750%	2/15/29	275	292
[4]	NCL Corp. Ltd.	6.750%	2/1/32	1,475	1,507
4

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	NCL Finance Ltd.	6.125%	3/15/28	60	61
	Newell Brands Inc.	6.375%	9/15/27	463	469
[4]	Newell Brands Inc.	8.500%	6/1/28	1,380	1,453
	Newell Brands Inc.	6.625%	9/15/29	549	544
	Newell Brands Inc.	6.375%	5/15/30	885	861
	Newell Brands Inc.	6.625%	5/15/32	670	641
	Newell Brands Inc.	6.875%	4/1/36	170	163
	Newell Brands Inc.	7.000%	4/1/46	350	298
[4]	Nissan Motor Co. Ltd.	4.345%	9/17/27	270	259
[4]	Nissan Motor Co. Ltd.	4.810%	9/17/30	545	497
[4]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/30	275	276
[4]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	1,065	1,038
[4]	Phinia Inc.	6.625%	10/15/32	295	300
[4]	QXO Building Products Inc.	6.750%	4/30/32	1,210	1,249
[4]	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.625%	2/1/33	200	200
[4]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	295	294
[4]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	1,405	1,410
[4]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	895	901
[4]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	440	445
[4]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	160	161
[4]	Saks Global Enterprises LLC	11.000%	12/15/29	180	68
	Service Corp. International	4.625%	12/15/27	65	65
	Service Corp. International	5.125%	6/1/29	1,585	1,584
	Service Corp. International	3.375%	8/15/30	930	857
	Service Corp. International	4.000%	5/15/31	1,790	1,677
[4]	Six Flags Entertainment Corp.	7.250%	5/15/31	275	283
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	4/15/27	450	449
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/29	1,325	1,298
[4]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/32	1,455	1,502
[4]	Somnigroup International Inc.	3.875%	10/15/31	589	535
[4]	Specialty Building Products Holdings LLC / SBP Finance Corp.	7.750%	10/15/29	165	162
[7]	Specialty Building Products Holdings LLC Term Loan B, TSFR1M + 3.750%	8.177%	10/15/28	250	239
[4]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	1,178	1,170
[4]	Studio City Finance Ltd.	6.500%	1/15/28	60	59
[4]	Studio City Finance Ltd.	5.000%	1/15/29	665	610
[4]	Taylor Morrison Communities Inc.	5.875%	6/15/27	200	203
[4]	Taylor Morrison Communities Inc.	5.125%	8/1/30	690	686
	Under Armour Inc.	3.250%	6/15/26	1,160	1,143
[4,5]	Vail Resorts Inc.	5.625%	7/15/30	440	440
[4]	Vail Resorts Inc.	6.500%	5/15/32	870	900
[4]	Victoria's Secret & Co.	4.625%	7/15/29	757	706
[4]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/29	430	450
[4]	Viking Cruises Ltd.	5.875%	9/15/27	450	450
[4]	Viking Cruises Ltd.	7.000%	2/15/29	150	151
[4]	Viking Cruises Ltd.	9.125%	7/15/31	960	1,035
[4]	Wand NewCo 3 Inc.	7.625%	1/30/32	1,420	1,493
[4]	Wayfair LLC	7.250%	10/31/29	950	953
[4]	Wayfair LLC	7.750%	9/15/30	1,205	1,214
	Whirlpool Corp.	6.125%	6/15/30	90	91
	Whirlpool Corp.	6.500%	6/15/33	360	361
[4]	William Carter Co.	5.625%	3/15/27	254	252
[4]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	1,460	1,461
[4]	Wynn Macau Ltd.	5.500%	1/15/26	1,110	1,108
[4]	Wynn Macau Ltd.	5.500%	10/1/27	800	796
[4]	Wynn Macau Ltd.	5.625%	8/26/28	964	946
[4]	Wynn Macau Ltd.	5.125%	12/15/29	1,770	1,683
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	303	301
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	1,550	1,652
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/33	790	795
[4]	Yum! Brands Inc.	4.750%	1/15/30	1,195	1,184
	Yum! Brands Inc.	3.625%	3/15/31	1,165	1,077
	Yum! Brands Inc.	4.625%	1/31/32	460	444
					117,004
Consumer Staples (3.4%)
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.875%	2/15/28	125	125
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	340	348
	B&G Foods Inc.	5.250%	9/15/27	1,085	987
[4]	B&G Foods Inc.	8.000%	9/15/28	1,065	1,027
[4]	Darling Ingredients Inc.	5.250%	4/15/27	530	529
5

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Darling Ingredients Inc.	6.000%	6/15/30	175	177
[4]	Energizer Holdings Inc.	4.750%	6/15/28	3,430	3,339
[4]	Energizer Holdings Inc.	4.375%	3/31/29	555	526
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	1,050	1,088
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	180	179
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/30	1,055	1,006
[4]	Opal Bidco SAS	6.500%	3/31/32	570	581
[4]	Performance Food Group Inc.	5.500%	10/15/27	3,065	3,062
[4]	Performance Food Group Inc.	4.250%	8/1/29	1,375	1,326
[4]	Performance Food Group Inc.	6.125%	9/15/32	595	609
[4,6]	Picard Groupe SAS	6.375%	7/1/29	1,095	1,343
[4,6]	Picard Groupe SAS	6.375%	7/1/29	250	307
[4]	Post Holdings Inc.	5.500%	12/15/29	825	822
[4]	Post Holdings Inc.	4.625%	4/15/30	1,464	1,408
[4]	Post Holdings Inc.	4.500%	9/15/31	945	878
[4]	Post Holdings Inc.	6.250%	2/15/32	515	530
[4]	Post Holdings Inc.	6.375%	3/1/33	480	484
[4]	Prestige Brands Inc.	5.125%	1/15/28	825	819
[4]	Prestige Brands Inc.	3.750%	4/1/31	300	276
[4]	US Foods Inc.	6.875%	9/15/28	70	72
[4]	US Foods Inc.	4.750%	2/15/29	574	565
[4]	US Foods Inc.	4.625%	6/1/30	413	402
[4]	US Foods Inc.	7.250%	1/15/32	290	305
[4]	US Foods Inc.	5.750%	4/15/33	805	806
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	1,495	1,586
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	300	287
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	109	104
					25,903
Energy (10.6%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	170	170
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/28	237	237
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/29	375	372
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	1,370	1,415
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/32	1,350	1,373
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/33	205	208
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	575	576
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	805	840
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/32	160	170
	Buckeye Partners LP	3.950%	12/1/26	288	284
	Buckeye Partners LP	4.125%	12/1/27	715	703
[4]	Buckeye Partners LP	4.500%	3/1/28	2,734	2,693
[4]	Buckeye Partners LP	6.875%	7/1/29	1,025	1,062
[4]	Buckeye Partners LP	6.750%	2/1/30	700	727
	Buckeye Partners LP	5.850%	11/15/43	500	441
[4]	Chord Energy Corp.	6.750%	3/15/33	265	271
[4]	Civitas Resources Inc.	8.375%	7/1/28	495	507
[4]	Civitas Resources Inc.	8.625%	11/1/30	250	254
[4]	Civitas Resources Inc.	8.750%	7/1/31	430	435
[4]	Civitas Resources Inc.	9.625%	6/15/33	365	374
[4]	CNX Resources Corp.	6.000%	1/15/29	175	176
[4]	CNX Resources Corp.	7.375%	1/15/31	560	584
[4]	CNX Resources Corp.	7.250%	3/1/32	545	565
	Continental Resources Inc.	4.375%	1/15/28	628	619
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	1,155	1,202
[4]	DT Midstream Inc.	4.125%	6/15/29	2,050	1,981
[4]	DT Midstream Inc.	4.375%	6/15/31	1,621	1,553
[4]	Enerflex Ltd.	9.000%	10/15/27	1,398	1,442
[4]	EQT Corp.	7.500%	6/1/27	120	122
[4]	EQT Corp.	7.500%	6/1/30	325	357
[4]	EQT Corp.	4.750%	1/15/31	925	911
[4]	Excelerate Energy LP	8.000%	5/15/30	385	406
	Genesis Energy LP / Genesis Energy Finance Corp.	7.750%	2/1/28	175	178
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/29	725	758
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/32	65	68
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/33	375	393
[4]	Hess Midstream Operations LP	6.500%	6/1/29	370	380
[4]	Kinetik Holdings LP	6.625%	12/15/28	775	793
[4]	Matador Resources Co.	6.875%	4/15/28	1,225	1,250
[4]	Matador Resources Co.	6.500%	4/15/32	918	918
6

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Matador Resources Co.	6.250%	4/15/33	1,275	1,268
[4]	Noble Finance II LLC	8.000%	4/15/30	2,173	2,213
[4]	Northriver Midstream Finance LP	6.750%	7/15/32	1,725	1,788
	ONEOK Inc.	4.850%	7/15/26	591	592
	Ovintiv Inc.	7.200%	11/1/31	90	98
	Ovintiv Inc.	7.375%	11/1/31	869	950
	Ovintiv Inc.	6.500%	8/15/34	247	256
[4]	Permian Resources Operating LLC	5.375%	1/15/26	80	80
[4]	Permian Resources Operating LLC	8.000%	4/15/27	710	725
[4]	Permian Resources Operating LLC	5.875%	7/1/29	2,071	2,079
[4]	Permian Resources Operating LLC	9.875%	7/15/31	354	388
[4]	Permian Resources Operating LLC	7.000%	1/15/32	1,145	1,187
[4]	Permian Resources Operating LLC	6.250%	2/1/33	980	989
	Range Resources Corp.	8.250%	1/15/29	925	950
[4]	Range Resources Corp.	4.750%	2/15/30	2,067	2,010
[4]	Rockies Express Pipeline LLC	4.950%	7/15/29	140	138
[4]	Rockies Express Pipeline LLC	4.800%	5/15/30	75	73
[4]	Rockies Express Pipeline LLC	6.750%	3/15/33	1,150	1,201
[4]	Rockies Express Pipeline LLC	7.500%	7/15/38	125	127
[4]	Seadrill Finance Ltd.	8.375%	8/1/30	85	87
	SM Energy Co.	6.750%	9/15/26	553	553
	SM Energy Co.	6.625%	1/15/27	30	30
	SM Energy Co.	6.500%	7/15/28	409	412
[4]	SM Energy Co.	6.750%	8/1/29	895	892
[4]	SM Energy Co.	7.000%	8/1/32	1,085	1,070
[4]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	670	693
[4]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	235	243
[4]	Sunoco LP	7.000%	5/1/29	460	479
[4]	Sunoco LP	7.250%	5/1/32	430	452
[4]	Sunoco LP	6.250%	7/1/33	915	930
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	1,805	1,805
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	425	426
[4]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	420	433
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	955	927
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	1,310	1,259
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	1,040	1,069
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	405	398
[4]	Transocean Inc.	8.250%	5/15/29	105	97
[4]	Transocean Inc.	8.750%	2/15/30	2,216	2,284
[4]	Transocean Inc.	8.500%	5/15/31	475	424
[4]	Transocean Titan Financing Ltd.	8.375%	2/1/28	131	134
	USA Compression Partners LP / USA Compression Finance Corp.	6.875%	9/1/27	425	426
[4]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/29	1,446	1,482
[4]	Valaris Ltd.	8.375%	4/30/30	835	856
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	2,090	1,972
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	1,190	1,227
[4]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	705	653
[4]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	435	380
[4]	Venture Global LNG Inc.	9.500%	2/1/29	1,620	1,765
[4]	Venture Global LNG Inc.	7.000%	1/15/30	530	536
[4]	Venture Global LNG Inc.	8.375%	6/1/31	1,880	1,953
[4]	Venture Global LNG Inc.	9.875%	2/1/32	1,900	2,052
	VENTURE GLOBAL PLAQUE	6.500%	1/15/34	1,375	1,375
	VENTURE GLOBAL PLAQUE	6.750%	1/15/36	1,130	1,130
[4]	Venture Global Plaquemines LNG LLC	7.500%	5/1/33	240	257
[4]	Venture Global Plaquemines LNG LLC	7.750%	5/1/35	250	271
[4]	Viper Energy Inc.	7.375%	11/1/31	355	377
[4]	Vital Energy Inc.	7.750%	7/31/29	840	743
[4]	Vital Energy Inc.	7.875%	4/15/32	2,525	2,156
[4]	Weatherford International Ltd.	8.625%	4/30/30	1,450	1,494
					81,082
Financials (10.0%)
[4]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/29	1,335	1,381
[4]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	2,150	2,067
[4]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/29	560	546
[4]	Acrisure LLC / Acrisure Finance Inc.	6.750%	7/1/32	450	456
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	300	294
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	1,125	1,143
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/31	762	788
7

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/31	1,285	1,311
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/32	373	385
[4]	AmWINS Group Inc.	6.375%	2/15/29	535	545
[4]	AmWINS Group Inc.	4.875%	6/30/29	110	107
	Block Inc.	2.750%	6/1/26	1,310	1,282
	Block Inc.	6.500%	5/15/32	2,355	2,431
[4]	Boost Newco Borrower LLC	7.500%	1/15/31	1,425	1,514
[4]	Credit Acceptance Corp.	9.250%	12/15/28	1,073	1,138
[4]	Credit Acceptance Corp.	6.625%	3/15/30	1,930	1,957
[4]	Fair Isaac Corp.	4.000%	6/15/28	782	761
[4]	Fair Isaac Corp.	6.000%	5/15/33	330	334
[4]	FirstCash Inc.	4.625%	9/1/28	990	972
[4]	FirstCash Inc.	5.625%	1/1/30	480	479
[4]	FirstCash Inc.	6.875%	3/1/32	375	388
[4]	Focus Financial Partners LLC	6.750%	9/15/31	2,170	2,216
[4]	Freedom Mortgage Corp.	7.625%	5/1/26	360	360
[4]	Freedom Mortgage Corp.	6.625%	1/15/27	940	942
[4]	Freedom Mortgage Corp.	12.000%	10/1/28	675	726
[4]	Freedom Mortgage Corp.	12.250%	10/1/30	885	981
[4]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	625	649
[4]	Freedom Mortgage Holdings LLC	9.125%	5/15/31	225	232
[4]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	930	939
[4]	GGAM Finance Ltd.	8.000%	2/15/27	1,095	1,130
[4]	GGAM Finance Ltd.	8.000%	6/15/28	975	1,032
[4]	GGAM Finance Ltd.	6.875%	4/15/29	585	605
[4]	GGAM Finance Ltd.	5.875%	3/15/30	510	513
[4]	goeasy Ltd.	9.250%	12/1/28	635	672
[4]	goeasy Ltd.	7.625%	7/1/29	895	923
[4]	goeasy Ltd.	6.875%	5/15/30	305	307
[4]	goeasy Ltd.	7.375%	10/1/30	1,060	1,083
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	1,240	1,284
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	905	941
[4]	HUB International Ltd.	5.625%	12/1/29	385	384
[4]	HUB International Ltd.	7.250%	6/15/30	2,100	2,195
[4]	HUB International Ltd.	7.375%	1/31/32	485	507
[4]	Intesa Sanpaolo SpA	5.710%	1/15/26	1,085	1,087
[4]	Intesa Sanpaolo SpA	4.198%	6/1/32	275	253
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	65	65
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	270	266
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	460	448
[4]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	1,020	1,019
[4]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	420	429
[4]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	2,942	2,960
[4]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	1,159	1,171
[4]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	612	636
	Navient Corp.	6.750%	6/15/26	15	15
	Navient Corp.	4.875%	3/15/28	298	294
	Navient Corp.	5.500%	3/15/29	935	916
	Navient Corp.	9.375%	7/25/30	205	226
	Navient Corp.	7.875%	6/15/32	825	858
	Navient Corp.	5.625%	8/1/33	181	166
	OneMain Finance Corp.	7.125%	3/15/26	292	296
	OneMain Finance Corp.	3.500%	1/15/27	1,180	1,155
	OneMain Finance Corp.	6.625%	1/15/28	423	436
	OneMain Finance Corp.	3.875%	9/15/28	1,330	1,274
	OneMain Finance Corp.	9.000%	1/15/29	718	753
	OneMain Finance Corp.	6.625%	5/15/29	615	632
	OneMain Finance Corp.	4.000%	9/15/30	720	664
	OneMain Finance Corp.	6.750%	3/15/32	1,000	1,019
[4]	Panther Escrow Issuer LLC	7.125%	6/1/31	2,415	2,510
[4]	PennyMac Financial Services Inc.	4.250%	2/15/29	815	782
[4]	PennyMac Financial Services Inc.	7.875%	12/15/29	325	346
[4]	PennyMac Financial Services Inc.	7.125%	11/15/30	815	845
[4]	PennyMac Financial Services Inc.	5.750%	9/15/31	340	334
[4]	PennyMac Financial Services Inc.	6.875%	5/15/32	1,195	1,223
[4]	PennyMac Financial Services Inc.	6.875%	2/15/33	720	738
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/30	390	404
[4]	Rfna LP	7.875%	2/15/30	1,420	1,453
[4]	Rocket Cos. Inc.	6.125%	8/1/30	1,955	1,992
[4]	Rocket Cos. Inc.	6.375%	8/1/33	1,765	1,806
8

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	1,085	1,059
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	560	532
[4]	Ryan Specialty LLC	5.875%	8/1/32	675	680
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/32	2,517	2,616
[4]	Starwood Property Trust Inc.	7.250%	4/1/29	120	126
[4]	Starwood Property Trust Inc.	6.000%	4/15/30	535	541
[4]	Starwood Property Trust Inc.	6.500%	10/15/30	215	222
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	460	460
[4]	United Wholesale Mortgage LLC	5.750%	6/15/27	700	698
[4]	United Wholesale Mortgage LLC	5.500%	4/15/29	200	194
[4]	USI Inc.	7.500%	1/15/32	165	174
[4]	UWM Holdings LLC	6.625%	2/1/30	880	881
[4]	WEX Inc.	6.500%	3/15/33	265	267
					76,821
Health Care (7.5%)
[4]	1261229 BC Ltd.	10.000%	4/15/32	3,815	3,849
[4]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	1,084	1,077
[4]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	865	839
[4]	Acadia Healthcare Co. Inc.	7.375%	3/15/33	580	598
[4,6]	Avantor Funding Inc.	2.625%	11/1/25	556	653
[4]	Avantor Funding Inc.	4.625%	7/15/28	1,560	1,532
[4]	Bausch & Lomb Corp.	8.375%	10/1/28	1,800	1,881
[4]	Charles River Laboratories International Inc.	4.250%	5/1/28	625	606
[4]	Charles River Laboratories International Inc.	3.750%	3/15/29	500	469
[4]	CHS / Community Health Systems Inc.	5.625%	3/15/27	2,760	2,716
[4]	CHS / Community Health Systems Inc.	6.000%	1/15/29	365	352
[4]	CHS / Community Health Systems Inc.	5.250%	5/15/30	505	448
[4]	CHS / Community Health Systems Inc.	4.750%	2/15/31	801	687
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/32	2,040	2,160
	CVS Health Corp.	6.750%	12/10/54	400	402
	CVS Health Corp.	7.000%	3/10/55	1,700	1,757
[4]	DaVita Inc.	4.625%	6/1/30	465	446
[4]	DaVita Inc.	3.750%	2/15/31	1,120	1,019
[4]	DaVita Inc.	6.875%	9/1/32	460	477
[4]	DaVita Inc.	6.750%	7/15/33	155	160
[4]	Endo Finance Holdings Inc.	8.500%	4/15/31	1,915	2,031
[4,6]	Grifols SA	2.250%	11/15/27	725	831
[4,6]	Grifols SA	3.875%	10/15/28	700	786
[4]	Grifols SA	4.750%	10/15/28	465	446
[4,6]	Grifols SA	7.125%	5/1/30	600	733
	HCA Inc.	5.875%	2/15/26	280	280
	HCA Inc.	5.875%	2/1/29	275	285
[4]	Hologic Inc.	3.250%	2/15/29	1,475	1,406
[4]	IQVIA Inc.	5.000%	10/15/26	200	200
[4]	IQVIA Inc.	5.000%	5/15/27	1,358	1,354
[4,6]	IQVIA Inc.	2.250%	1/15/28	475	543
[4,6]	IQVIA Inc.	2.875%	6/15/28	405	470
[4]	IQVIA Inc.	6.250%	6/1/32	665	682
[4]	Jazz Securities DAC	4.375%	1/15/29	750	724
[4]	LifePoint Health Inc.	11.000%	10/15/30	325	359
[4]	Medline Borrower LP	3.875%	4/1/29	3,565	3,423
[4]	Medline Borrower LP	5.250%	10/1/29	2,544	2,524
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	645	662
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	890	855
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/34	162	156
[4]	Radiology Partners Inc.	8.500%	7/15/32	400	401
[4,6]	Rossini Sarl	6.750%	12/31/29	800	994
[4,6]	Rossini Sarl	6.750%	12/31/29	200	248
[4]	Star Parent Inc.	9.000%	10/1/30	2,190	2,306
[4]	Surgery Center Holdings Inc.	7.250%	4/15/32	574	585
[4]	Teleflex Inc.	4.250%	6/1/28	1,141	1,114
	Tenet Healthcare Corp.	5.125%	11/1/27	355	354
	Tenet Healthcare Corp.	4.625%	6/15/28	1,180	1,165
	Tenet Healthcare Corp.	6.125%	10/1/28	659	660
	Tenet Healthcare Corp.	4.250%	6/1/29	245	238
	Tenet Healthcare Corp.	4.375%	1/15/30	720	698
	Tenet Healthcare Corp.	6.125%	6/15/30	1,370	1,394
	Tenet Healthcare Corp.	6.750%	5/15/31	1,810	1,873
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	888	871
9

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	650	675
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	405	407
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	450	491
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	200	226
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/32	1,065	1,086
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	384	276
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/30	245	249
					57,189
Industrials (7.6%)
[4]	Air Canada	3.875%	8/15/26	1,615	1,599
[4]	Allied Universal Holdco LLC	7.875%	2/15/31	1,025	1,072
[4]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/30	1,680	1,703
[4]	Allison Transmission Inc.	4.750%	10/1/27	60	59
[4]	Allison Transmission Inc.	5.875%	6/1/29	210	212
[4]	American Airlines Inc.	7.250%	2/15/28	286	292
[4]	American Airlines Inc.	8.500%	5/15/29	678	710
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	219	218
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	1,722	1,726
[4]	Aramark Services Inc.	5.000%	2/1/28	1,140	1,135
[4]	Arcosa Inc.	6.875%	8/15/32	115	119
[4]	Axon Enterprise Inc.	6.125%	3/15/30	60	62
[4]	Axon Enterprise Inc.	6.250%	3/15/33	185	191
[4]	Bombardier Inc.	8.750%	11/15/30	350	379
[4]	Bombardier Inc.	7.250%	7/1/31	360	378
[4]	Bombardier Inc.	7.000%	6/1/32	270	281
[4]	Bombardier Inc.	6.750%	6/15/33	95	98
[4]	BWX Technologies Inc.	4.125%	6/30/28	1,038	1,015
[4]	BWX Technologies Inc.	4.125%	4/15/29	1,324	1,276
[4]	Chart Industries Inc.	7.500%	1/1/30	75	79
[4]	Chart Industries Inc.	9.500%	1/1/31	335	357
[4]	Clean Harbors Inc.	4.875%	7/15/27	1,449	1,440
[4]	Clean Harbors Inc.	5.125%	7/15/29	658	649
[4]	Clean Harbors Inc.	6.375%	2/1/31	576	590
[4]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	3,305	3,382
[4]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/31	405	419
[4]	Enpro Inc.	6.125%	6/1/33	310	317
[4]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	2,262	2,126
[4]	Garda World Security Corp.	4.625%	2/15/27	70	70
[4]	Garda World Security Corp.	7.750%	2/15/28	240	248
[4]	Garda World Security Corp.	8.250%	8/1/32	685	704
[4]	Gates Corp.	6.875%	7/1/29	335	348
[4]	Genesee & Wyoming Inc.	6.250%	4/15/32	550	562
[4]	Goat Holdco LLC	6.750%	2/1/32	1,415	1,441
[4]	Herc Holdings Inc.	5.500%	7/15/27	1,986	1,985
[4]	Herc Holdings Inc.	6.625%	6/15/29	275	282
[4]	Herc Holdings Inc.	7.000%	6/15/30	210	220
[4]	Herc Holdings Inc.	7.250%	6/15/33	135	141
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	2,970	2,891
[4]	Mueller Water Products Inc.	4.000%	6/15/29	75	72
[4,6]	Q-Park Holding I BV	2.000%	3/1/27	320	369
[4,6]	Q-Park Holding I BV	5.125%	3/1/29	610	739
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/31	1,265	1,264
[4]	Reworld Holding Corp.	4.875%	12/1/29	1,545	1,470
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	290	281
	Spirit AeroSystems Inc.	3.850%	6/15/26	65	64
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,461	1,554
[4]	Spirit AeroSystems Inc.	9.750%	11/15/30	1,025	1,132
[4]	Stonepeak Nile Parent LLC	7.250%	3/15/32	75	80
[4]	Terex Corp.	6.250%	10/15/32	203	203
[4,6]	TK Elevator Midco GmbH	4.375%	7/15/27	800	940
[4]	TK Elevator US Newco Inc.	5.250%	7/15/27	1,010	1,007
[4]	TopBuild Corp.	3.625%	3/15/29	60	57
[4]	TopBuild Corp.	4.125%	2/15/32	200	186
[4]	TransDigm Inc.	6.750%	8/15/28	2,205	2,252
	TransDigm Inc.	4.625%	1/15/29	165	162
[4]	TransDigm Inc.	6.375%	3/1/29	2,691	2,767
[4]	TransDigm Inc.	6.875%	12/15/30	675	700
[4]	TransDigm Inc.	7.125%	12/1/31	660	692
[4]	TransDigm Inc.	6.625%	3/1/32	785	813
10

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	TransDigm Inc.	6.000%	1/15/33	420	422
[4]	TransDigm Inc.	6.375%	5/31/33	1,045	1,050
[4]	Triumph Group Inc.	9.000%	3/15/28	486	508
[4]	United Airlines Inc.	4.375%	4/15/26	820	814
[4]	United Airlines Inc.	4.625%	4/15/29	1,096	1,064
	United Rentals North America Inc.	5.500%	5/15/27	388	388
	United Rentals North America Inc.	4.875%	1/15/28	1,674	1,668
	United Rentals North America Inc.	5.250%	1/15/30	150	150
	United Rentals North America Inc.	4.000%	7/15/30	1,030	983
	United Rentals North America Inc.	3.875%	2/15/31	425	400
	United Rentals North America Inc.	3.750%	1/15/32	350	322
[4]	Waste Pro USA Inc.	7.000%	2/1/33	75	78
[4]	WESCO Distribution Inc.	6.375%	3/15/29	700	721
[4]	WESCO Distribution Inc.	6.625%	3/15/32	510	530
[4]	WESCO Distribution Inc.	6.375%	3/15/33	285	295
[4]	Williams Scotsman Inc.	4.625%	8/15/28	530	524
[4]	Williams Scotsman Inc.	6.625%	6/15/29	505	519
[4]	Williams Scotsman Inc.	7.375%	10/1/31	475	500
					58,516
Materials (9.9%)
[4]	Advanced Drainage Systems Inc.	5.000%	9/30/27	175	174
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	485	496
[4]	Alumina Pty Ltd.	6.125%	3/15/30	105	107
[4]	Alumina Pty Ltd.	6.375%	9/15/32	602	613
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.000%	6/15/27	60	60
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	915	864
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	1,585	1,446
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,140	1,070
[4,8]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	95
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	400	176
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	1,550	691
	ATI Inc.	7.250%	8/15/30	920	967
[4]	Avient Corp.	7.125%	8/1/30	1,313	1,354
[4]	Avient Corp.	6.250%	11/1/31	185	186
[4]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	580	611
[4]	Axalta Coating Systems LLC	3.375%	2/15/29	1,970	1,863
	Ball Corp.	6.875%	3/15/28	775	792
	Ball Corp.	6.000%	6/15/29	310	318
	Ball Corp.	2.875%	8/15/30	360	325
	Ball Corp.	3.125%	9/15/31	7	6
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	620	625
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/25	235	233
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	425	396
	Celanese US Holdings LLC	6.500%	4/15/30	900	921
	Celanese US Holdings LLC	6.750%	4/15/33	1,330	1,344
	Chemours Co.	5.375%	5/15/27	550	544
[4]	Chemours Co.	5.750%	11/15/28	1,015	951
[4]	Chemours Co.	4.625%	11/15/29	1,554	1,355
[4]	Chemours Co.	8.000%	1/15/33	1,415	1,324
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/29	945	931
[4]	Cleveland-Cliffs Inc.	6.750%	4/15/30	90	87
[4]	Cleveland-Cliffs Inc.	7.500%	9/15/31	1,150	1,109
[4]	Cleveland-Cliffs Inc.	7.375%	5/1/33	1,125	1,056
[4]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	870	882
[4]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/30	825	846
[4]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/30	840	859
[4]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	1,640	1,681
	Commercial Metals Co.	4.125%	1/15/30	225	216
	Commercial Metals Co.	4.375%	3/15/32	605	560
[4]	Constellium SE	5.625%	6/15/28	515	511
[4]	Constellium SE	3.750%	4/15/29	980	921
[4,6]	Constellium SE	5.375%	8/15/32	510	608
[4]	Constellium SE	6.375%	8/15/32	250	254
	Crown Americas LLC	5.250%	4/1/30	230	233
[4]	Crown Americas LLC	5.875%	6/1/33	550	554
[4]	Element Solutions Inc.	3.875%	9/1/28	1,036	1,002
[4]	First Quantum Minerals Ltd.	9.375%	3/1/29	555	589
[4]	First Quantum Minerals Ltd.	8.625%	6/1/31	130	135
[4]	First Quantum Minerals Ltd.	8.000%	3/1/33	200	205
11

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FMC Corp.	5.650%	5/18/33	230	227
	FMC Corp.	8.450%	11/1/55	370	380
[4]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	695	702
[4]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	1,025	955
[4]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	535	543
[4]	Graphic Packaging International LLC	4.750%	7/15/27	205	201
[4]	Graphic Packaging International LLC	3.500%	3/15/28	2,040	1,953
[4]	Graphic Packaging International LLC	3.500%	3/1/29	315	297
[4]	Graphic Packaging International LLC	3.750%	2/1/30	345	323
[4]	Graphic Packaging International LLC	6.375%	7/15/32	735	750
[4]	Hudbay Minerals Inc.	6.125%	4/1/29	900	913
[4]	JH North America Holdings Inc.	5.875%	1/31/31	290	293
[4]	JH North America Holdings Inc.	6.125%	7/31/32	705	717
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	630	617
[4]	Magnera Corp.	7.250%	11/15/31	355	335
[4]	NOVA Chemicals Corp.	5.250%	6/1/27	964	959
[4]	NOVA Chemicals Corp.	8.500%	11/15/28	330	349
[4]	NOVA Chemicals Corp.	4.250%	5/15/29	370	356
[4]	NOVA Chemicals Corp.	9.000%	2/15/30	775	837
[4]	NOVA Chemicals Corp.	7.000%	12/1/31	495	518
[4]	Novelis Corp.	3.250%	11/15/26	895	880
[4]	Novelis Corp.	4.750%	1/30/30	984	943
[4]	Novelis Corp.	6.875%	1/30/30	175	181
[4]	Novelis Corp.	3.875%	8/15/31	1,303	1,170
[4]	Olin Corp.	6.625%	4/1/33	267	263
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	1,564	1,489
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	1,880	1,980
[4]	Olympus Water US Holding Corp.	7.250%	6/15/31	2,700	2,755
[4]	Owens Corning	3.500%	2/15/30	30	29
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	1,080	1,082
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	1,444	1,481
[4]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	1,415	1,440
[4]	Quikrete Holdings Inc.	6.375%	3/1/32	1,945	2,001
[4]	Quikrete Holdings Inc.	6.750%	3/1/33	855	882
[4]	Sealed Air Corp.	4.000%	12/1/27	275	268
[4]	Sealed Air Corp.	5.000%	4/15/29	150	148
[4]	Sealed Air Corp.	6.875%	7/15/33	55	59
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	500	507
[4]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/31	290	305
[6]	Silgan Holdings Inc.	2.250%	6/1/28	845	962
[4]	SNF Group SACA	3.125%	3/15/27	630	611
[4]	SNF Group SACA	3.375%	3/15/30	260	240
[4]	Standard Building Solutions Inc.	6.500%	8/15/32	275	282
[4]	Standard Industries Inc.	5.000%	2/15/27	655	653
[4]	Standard Industries Inc.	4.750%	1/15/28	1,270	1,257
[4]	Standard Industries Inc.	4.375%	7/15/30	1,425	1,349
[4]	Standard Industries Inc.	3.375%	1/15/31	1,415	1,271
[4,6]	Trivium Packaging Finance BV	6.625%	7/15/30	390	474
[4]	Trivium Packaging Finance BV	8.250%	7/15/30	1,080	1,141
[4]	Trivium Packaging Finance BV	12.250%	1/15/31	575	617
[4]	Tronox Inc.	4.625%	3/15/29	1,755	1,514
[4]	Windsor Holdings III LLC	8.500%	6/15/30	1,025	1,098
[4]	WR Grace Holdings LLC	5.625%	8/15/29	730	661
[4]	WR Grace Holdings LLC	7.375%	3/1/31	280	287
					75,651
Real Estate (1.9%)
	Brandywine Operating Partnership LP	3.950%	11/15/27	103	100
	Brandywine Operating Partnership LP	8.300%	3/15/28	95	102
	Brandywine Operating Partnership LP	8.875%	4/12/29	950	1,028
	Brandywine Operating Partnership LP	4.550%	10/1/29	275	260
[4]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/31	680	730
	Hudson Pacific Properties LP	3.950%	11/1/27	265	254
	Hudson Pacific Properties LP	5.950%	2/15/28	660	644
	Hudson Pacific Properties LP	4.650%	4/1/29	365	328
	Hudson Pacific Properties LP	3.250%	1/15/30	350	287
[4]	Iron Mountain Inc.	4.875%	9/15/27	1,070	1,063
[4]	Iron Mountain Inc.	7.000%	2/15/29	1,080	1,117
[4]	Iron Mountain Inc.	4.875%	9/15/29	1,759	1,726
[4]	Iron Mountain Inc.	5.250%	7/15/30	960	946
12

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Iron Mountain Inc.	4.500%	2/15/31	553	527
[4]	Iron Mountain Inc.	5.625%	7/15/32	415	412
[4]	Iron Mountain Inc.	6.250%	1/15/33	280	288
[4]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	13	12
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	90	71
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	515	365
[4,6]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/32	140	169
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/32	1,465	1,534
[4]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	350	360
[4]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/29	125	126
[4]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	315	324
[4]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	6/15/33	100	103
	SBA Communications Corp.	3.875%	2/15/27	385	379
	SBA Communications Corp.	3.125%	2/1/29	265	250
	Service Properties Trust	5.500%	12/15/27	295	292
	Service Properties Trust	8.375%	6/15/29	725	756
[4]	XHR LP	4.875%	6/1/29	180	174
[4]	XHR LP	6.625%	5/15/30	190	194
					14,921
Technology (6.2%)
[4]	Amentum Holdings Inc.	7.250%	8/1/32	1,325	1,361
[4]	AthenaHealth Group Inc.	6.500%	2/15/30	2,958	2,910
[4]	CACI International Inc.	6.375%	6/15/33	790	816
[4]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/29	160	130
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	570	472
[4]	Cloud Software Group Inc.	6.500%	3/31/29	2,240	2,260
[4]	Cloud Software Group Inc.	9.000%	9/30/29	1,060	1,099
[4]	Cloud Software Group Inc.	8.250%	6/30/32	2,685	2,859
[4]	Coherent Corp.	5.000%	12/15/29	1,515	1,489
	Cotiviti Corp.	7.625%	5/1/31	245	246
[4]	Diebold Nixdorf Inc.	7.750%	3/31/30	180	192
[4]	Ellucian Holdings Inc.	6.500%	12/1/29	370	379
[4]	Entegris Inc.	4.375%	4/15/28	1,550	1,508
[4]	Entegris Inc.	4.750%	4/15/29	1,060	1,050
[4]	Entegris Inc.	3.625%	5/1/29	570	540
[4]	Entegris Inc.	5.950%	6/15/30	375	381
[4]	Fortress Intermediate 3 Inc.	7.500%	6/1/31	1,475	1,547
[4]	Gen Digital Inc.	6.250%	4/1/33	255	262
[4]	Imola Merger Corp.	4.750%	5/15/29	5,300	5,123
[4]	McAfee Corp.	7.375%	2/15/30	3,520	3,323
[4]	NCR Atleos Corp.	9.500%	4/1/29	1,230	1,346
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,341
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,562
[4]	Open Text Corp.	3.875%	2/15/28	1,648	1,598
[4]	Open Text Corp.	3.875%	12/1/29	1,625	1,531
[4]	Open Text Holdings Inc.	4.125%	2/15/30	1,580	1,493
[4]	Open Text Holdings Inc.	4.125%	12/1/31	490	451
[4]	Rocket Software Inc.	9.000%	11/28/28	1,720	1,774
[4]	Rocket Software Inc.	6.500%	2/15/29	670	651
[4]	SS&C Technologies Inc.	5.500%	9/30/27	2,945	2,946
[4]	SS&C Technologies Inc.	6.500%	6/1/32	150	156
[4]	UKG Inc.	6.875%	2/1/31	2,825	2,932
	Western Digital Corp.	4.750%	2/15/26	178	178
	Western Digital Corp.	2.850%	2/1/29	95	88
	X Corp.	9.500%	10/29/29	770	748
					47,742
Utilities (1.8%)
[4]	Calpine Corp.	4.500%	2/15/28	663	657
[4]	Calpine Corp.	4.625%	2/1/29	245	242
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	921	909
[4]	Clearway Energy Operating LLC	3.750%	2/15/31	2,930	2,689
[4]	Clearway Energy Operating LLC	3.750%	1/15/32	556	499
	Edison International	8.125%	6/15/53	375	363
	Edison International	7.875%	6/15/54	400	380
	FirstEnergy Corp.	3.900%	7/15/27	22	22
[4]	NRG Energy Inc.	5.750%	7/15/29	225	225
[4]	NRG Energy Inc.	6.250%	11/1/34	330	337
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	140	135
[4]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	415	393
13

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	TerraForm Power Operating LLC	5.000%	1/31/28	101	100
[4]	TerraForm Power Operating LLC	4.750%	1/15/30	120	115
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	560	560
[4]	Vistra Operations Co. LLC	4.375%	5/1/29	500	487
[4]	Vistra Operations Co. LLC	7.750%	10/15/31	560	595
[4]	Vistra Operations Co. LLC	6.875%	4/15/32	275	287
[4]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/26	1,090	1,064
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/27	425	414
[4]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/29	1,570	1,610
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	755	806
[4]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/33	565	606
					13,495
Total Corporate Bonds (Cost $657,313)					663,788
Floating Rate Loan Interests (3.4%)
[7]	Amentum Government Services Holdings LLC Term Loan B, TSFR1M + 2.250%	6.577%	9/29/31	464	463
[7]	American Airlines Inc. Term Loan B, TSFR3M + 3.250%	7.546%	5/28/32	255	256
[7]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	6.522%	4/20/28	724	719
[7]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.677%	8/19/28	481	476
[7]	Asurion LLC Term Loan B-12, TSFR1M + 4.250%	8.577%	9/19/30	109	106
[7]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	8.577%	9/19/30	355	345
[7]	Asurion LLC Term Loan B-3, TSFR1M + 5.250%	9.691%	1/31/28	120	115
[7]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	7.077%	2/15/29	777	774
[7]	Barnes Group Inc. Term Loan B, TSFR1M + 2.750%	7.077%	1/27/32	324	325
[7]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	8.571%	12/18/30	1,284	1,284
[7,9]	Beach Acquisition Bidco LLC	—%	6/25/32	375	376
[7]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.750%	7.049%	10/16/31	1,007	1,010
[7]	Boost Newco Borrower LLC Term Loan B, TSFR3M + 2.000%	6.296%	1/31/31	483	483
[7]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	6.827%	7/1/31	485	485
[7]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	7.546%	7/6/29	318	265
[7]	Chemours Co. Term Loan B, TSFR1M + 3.000%	7.327%	8/18/28	51	51
[7]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	7.077%	1/28/32	1,140	1,138
[7]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	7.074%	3/26/32	370	368
[7]	Cushman & Wakefield US Borrower LLC Term Loan, TSFR1M + 3.250%	7.577%	1/31/30	398	400
[7]	DirecTV Financing LLC Term Loan, TSFR3M + 5.000%	9.541%	8/2/27	18	19
[7]	Dun & Bradstreet Corp. Term Loan, TSFR1M + 2.250%	6.572%	1/18/29	638	638
[7]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.327%	4/23/31	1,000	998
[7]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.796%	7/21/28	338	338
[7]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.796%	7/21/28	110	110
[7]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.500%	7.827%	6/27/31	531	531
[7]	Frontier Communications Corp. Term Loan B, TSFR3M + 2.500%	6.792%	7/1/31	174	174
[7]	Glatfelter Corp. Term Loan B, TSFR3M + 4.250%	8.583%	11/4/31	328	321
[7,9]	Gryphon Debt Merger Sub Inc.	—%	6/18/32	295	295
[7]	Hanesbrands Inc. Term Loan B, TSFR1M + 2.750%	7.077%	3/7/32	170	170
[7]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.000%	7.327%	2/15/31	847	848
[7]	HUB International Ltd. Term Loan B, TSFR3M + 2.500%	6.769%	6/20/30	523	525
[7]	IRB Hodling Corp. Term Loan B, TSFR1M + 2.500%	6.827%	12/15/27	1,366	1,365
[7]	JetBlue Airways Corp. Term Loan B, TSFR3M + 4.750%	9.069%	8/27/29	809	755
[7]	LBM Acquisition LLC Term Loan B, TSFR1M + 3.750%	8.162%	6/6/31	522	487
[7]	McAfee LLC Term Loan B, TSFR1M + 3.000%	7.316%	3/1/29	903	871
[7]	Medline Borrower LP Term Loan B, TSFR1M + 2.250%	6.577%	10/23/28	1,395	1,395
[7]	NCR Atleos LLC Term Loan B, TSFR3M + 3.750%	8.030%	4/16/29	100	101
[7]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.250%	6.548%	8/16/30	499	500
[7]	Opal Bidco SAS Term Loan B, Prime Rate + 2.250%	9.750%	4/28/32	405	406
[7,9]	Osttra Group Ltd.	—%	5/20/32	130	130
[7]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	8.177%	2/1/28	752	661
[7]	Quikrete Holdings Inc. Term Loan B, TSFR1M + 2.250%	6.577%	2/10/32	419	418
[7,9]	Sazerac Co. Inc.	—%	6/25/32	280	280
[7]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 3.000%	7.327%	7/31/31	702	704
[7]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	8.296%	9/27/30	995	984
[7]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 3.000%	7.237%	4/30/30	150	150
[7]	Trans Union LLC Term Loan B-9, TSFR1M + 1.750%	6.077%	6/24/31	686	686
[7]	Truist Insurance Holdings LLC Term Loan B, TSFR3M + 2.750%	7.046%	5/6/31	234	234
[7]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.046%	5/6/32	857	867
[7]	Wand NewCo 3 Inc. Term Loan B, TSFR1M + 2.500%	6.827%	1/30/31	732	727
Total Floating Rate Loan Interests (Cost $26,272)					26,127
14

High Yield Bond Portfolio
		Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (3.6%)
Money Market Fund (1.4%)
[10]	Vanguard Market Liquidity Fund	4.355%		104,080	10,407
			Maturity Date	Face Amount ($000)
Repurchase Agreement (2.2%)
	Bank of America Securities, LLC (Dated 6/30/25, Repurchase Value $16,702, collateralized by U.S. Government Agency Obligations 5.000%–6.500%, 8/15/40–6/1/55, with a value of $17,034)	4.400%	7/1/25	16,700	16,700
Total Temporary Cash Investments (Cost $27,107)					27,107
Total Investments (98.7%) (Cost $750,326)					756,890
Other Assets and Liabilities—Net (1.3%)					10,348
Net Assets (100%)					767,238
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,338 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $823 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $452 have been segregated as collateral for open forward currency contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $555,320, representing 72.4% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2025.
6	Face amount denominated in euro.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in British pounds.
9	Represents an unsettled loan as of June 30, 2025. The coupon rate is not known until the settlement date.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	105	21,842	69
5-Year U.S. Treasury Note	September 2025	263	28,667	295
10-Year U.S. Treasury Note	September 2025	43	4,821	69
Long U.S. Treasury Bond	September 2025	23	2,656	76
Ultra 10-Year U.S. Treasury Note	September 2025	45	5,142	96
Ultra Long U.S. Treasury Bond	September 2025	3	357	16
				621

Short Futures Contracts
10-Year U.S. Treasury Note	September 2025	(2)	(224)	(2)
Euro-Bobl	September 2025	(36)	(4,990)	21
Euro-Schatz	September 2025	(55)	(6,948)	12
Ultra Long U.S. Treasury Bond	September 2025	(2)	(238)	(10)
				21
				642

15

High Yield Bond Portfolio
Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	7/31/25	USD	18	CAD	25	—	—
Goldman Sachs International	7/31/25	USD	21,783	EUR	18,866	—	(488)
JPMorgan Chase Bank, N.A.	7/31/25	USD	246	GBP	184	—	(6)
						—	(494)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S44-V1	6/21/30	USD	31,165	5.000	2,387	1,413
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
16

High Yield Bond Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $739,919)	746,483
Affiliated Issuers (Cost $10,407)	10,407
Total Investments in Securities	756,890
Investment in Vanguard	20
Cash	100
Foreign Currency, at Value (Cost $3,254)	3,265
Receivables for Investment Securities Sold	3,353
Receivables for Accrued Income	11,354
Receivables for Capital Shares Issued	435
Variation Margin Receivable—Futures Contracts	35
Variation Margin Receivable—Centrally Cleared Swap Contracts	178
Total Assets	775,630
Liabilities
Payables for Investment Securities Purchased	7,046
Payables to Investment Advisor	72
Payables for Capital Shares Redeemed	716
Payables to Vanguard	64
Unrealized Depreciation—Forward Currency Contracts	494
Total Liabilities	8,392
Net Assets	767,238
At June 30, 2025, net assets consisted of:

Paid-in Capital	788,702
Total Distributable Earnings (Loss)	(21,464)
Net Assets	767,238

Net Assets
Applicable to 105,542,403 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	767,238
Net Asset Value Per Share	$7.27

See accompanying Notes, which are an integral part of the Financial Statements.
17

High Yield Bond Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Interest[1]	23,225
Total Income	23,225
Expenses
Investment Advisory Fees—Note B	167
The Vanguard Group—Note C
Management and Administrative	658
Marketing and Distribution	19
Custodian Fees	17
Shareholders’ Reports and Proxy Fees	13
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	881
Net Investment Income	22,344
Realized Net Gain (Loss)
Investment Securities Sold[1]	(272)
Futures Contracts	222
Swap Contracts	(597)
Forward Currency Contracts	(1,897)
Foreign Currencies	214
Realized Net Gain (Loss)	(2,330)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	16,173
Futures Contracts	740
Swap Contracts	1,348
Forward Currency Contracts	(620)
Foreign Currencies	34
Change in Unrealized Appreciation (Depreciation)	17,675
Net Increase (Decrease) in Net Assets Resulting from Operations	37,689
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $194, ($1), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
18

High Yield Bond Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,344	44,316
Realized Net Gain (Loss)	(2,330)	645
Change in Unrealized Appreciation (Depreciation)	17,675	1,222
Net Increase (Decrease) in Net Assets Resulting from Operations	37,689	46,183
Distributions
Total Distributions	(48,210)	(41,199)
Capital Share Transactions
Issued	70,589	154,075
Issued in Lieu of Cash Distributions	48,210	41,199
Redeemed	(82,002)	(194,187)
Net Increase (Decrease) from Capital Share Transactions	36,797	1,087
Total Increase (Decrease)	26,276	6,071
Net Assets
Beginning of Period	740,962	734,891
End of Period	767,238	740,962

See accompanying Notes, which are an integral part of the Financial Statements.
19

High Yield Bond Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.40	$7.38	$6.96	$8.06	$8.12	$8.19
Investment Operations
Net Investment Income[1]	.219	.429	.398	.345	.337	.353
Net Realized and Unrealized Gain (Loss) on Investments	.143	.013	.378	(1.074)	(.053)	.021
Total from Investment Operations	.362	.442	.776	(.729)	.284	.374
Distributions
Dividends from Net Investment Income	(.492)	(.422)	(.356)	(.371)	(.344)	(.444)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.492)	(.422)	(.356)	(.371)	(.344)	(.444)
Net Asset Value, End of Period	$7.27	$7.40	$7.38	$6.96	$8.06	$8.12
Total Return	5.13%	6.30%	11.66%	-9.23%	3.68%	5.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$767	$741	$735	$628	$779	$831
Ratio of Total Expenses to Average Net Assets	0.24%	0.24%[2]	0.24%[2]	0.25%[2]	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	6.07%	5.91%	5.71%	4.82%	4.22%	4.57%
Portfolio Turnover Rate	25%	50%	43%	34%	30%	41%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.24%, 0.24%, and 0.25%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
20

High Yield Bond Portfolio
Notes to Financial Statements
The High Yield Bond Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the portfolio’s average investments in long and short futures contracts represented 8% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the
21

High Yield Bond Portfolio
portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2025, the portfolio’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2025, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings
22

High Yield Bond Portfolio
may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company LLP provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $22,000 for the six months ended June 30, 2025.
For the six months ended June 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.05% of the portfolio’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $20,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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High Yield Bond Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	39,868	—	39,868
Corporate Bonds	—	663,788	—	663,788
Floating Rate Loan Interests	—	26,127	—	26,127
Temporary Cash Investments	10,407	16,700	—	27,107
Total	10,407	746,483	—	756,890
Derivative Financial Instruments
Assets
Futures Contracts[1]	654	—	—	654
Swap Contracts	1,413[1]	—	—	1,413
Total	2,067	—	—	2,067
Liabilities
Futures Contracts[1]	(12)	—	—	(12)
Forward Currency Contracts	—	(494)	—	(494)
Total	(12)	(494)	—	(506)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At June 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	654	—	—	654
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	1,413	1,413
Total Assets	654	—	1,413	2,067

Unrealized Depreciation—Futures Contracts[1]	(12)	—	—	(12)
Unrealized Depreciation—Forward Currency Contracts	—	(494)	—	(494)
Liabilities	(12)	(494)	—	(506)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	222	—	—	222
Swap Contracts	—	—	(597)	(597)
Forward Currency Contracts	—	(1,897)	—	(1,897)
Realized Net Gain (Loss) on Derivatives	222	(1,897)	(597)	(2,272)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	740	—	—	740
Swap Contracts	—	—	1,348	1,348
Forward Currency Contracts	—	(620)	—	(620)
Change in Unrealized Appreciation (Depreciation) on Derivatives	740	(620)	1,348	1,468
24

High Yield Bond Portfolio
F.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	749,390
Gross Unrealized Appreciation	19,407
Gross Unrealized Depreciation	(10,346)
Net Unrealized Appreciation (Depreciation)	9,061
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the portfolio had available capital losses totaling $46,310,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended June 30, 2025, the portfolio purchased $135,672,000 of investment securities and sold $137,052,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $44,735,000 and $44,517,000, respectively.
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	9,802	21,231
Issued in Lieu of Cash Distributions	6,877	5,877
Redeemed	(11,323)	(26,560)
Net Increase (Decrease) in Shares Outstanding	5,356	548
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 36% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
25

High Yield Bond Portfolio
J.Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692HY 082025
26

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
International Portfolio

Contents
Financial Statements	1

International Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.4%)
Australia (1.4%)
	WiseTech Global Ltd.	626,661	44,941
Austria (0.7%)
	Erste Group Bank AG	278,201	23,682
Belgium (1.5%)
*	Argenx SE	63,285	35,034
	UCB SA	68,884	13,553
			48,587
Brazil (2.0%)
*	NU Holdings Ltd. Class A	4,353,055	59,724
	Raia Drogasil SA	1,650,319	4,593
			64,317
Canada (2.0%)
*	Shopify Inc. Class A (XTSE)	309,356	35,684
	Toronto-Dominion Bank	289,711	21,309
	Canadian National Railway Co.	91,025	9,485
			66,478
China (8.9%)
	BYD Co. Ltd. Class H	5,373,000	83,658
	Tencent Holdings Ltd.	910,500	58,668
*,1	Meituan Class B	3,037,892	48,867
*	PDD Holdings Inc. ADR	385,292	40,325
	Tencent Music Entertainment Group ADR	724,816	14,127
*,1	Wuxi Biologics Cayman Inc.	4,103,500	13,484
	Contemporary Amperex Technology Co. Ltd. Class A	258,000	9,095
	Full Truck Alliance Co. Ltd. ADR	740,642	8,747
	Shenzhen Inovance Technology Co. Ltd. Class A	919,021	8,286
[1]	Ganfeng Lithium Group Co. Ltd. Class H	1,655,400	4,824
			290,081
Denmark (4.0%)
	DSV A/S	210,698	50,537
	Novo Nordisk A/S Class B	552,517	38,286
	Ambu A/S Class B	904,014	14,218
*	Genmab A/S	67,459	14,009
	Vestas Wind Systems A/S	710,832	10,677
*	Zealand Pharma A/S	75,843	4,254
			131,981
France (4.3%)
	Hermes International SCA	14,751	39,988
	L'Oreal SA (XPAR)	78,298	33,539
	Schneider Electric SE	97,959	26,301
	Legrand SA	127,013	17,023
	Sanofi SA	115,205	11,154
	EssilorLuxottica SA	26,899	7,386
*	SOITEC	60,821	3,354
			138,745
Germany (3.8%)
	SAP SE	130,652	39,951
	Bayerische Motoren Werke AG (XETR)	228,550	20,354
	Infineon Technologies AG	452,187	19,296
	Siemens AG (Registered)	64,105	16,466
*,1	Delivery Hero SE	573,579	15,568
	Beiersdorf AG	99,854	12,551
			124,186
Hong Kong (1.1%)
	AIA Group Ltd.	3,791,800	34,348
1

International Portfolio
		Shares	Market Value• ($000)
India (2.7%)
	HDFC Bank Ltd.	1,985,529	46,353
*	MakeMyTrip Ltd.	218,779	21,445
	Reliance Industries Ltd.	1,057,919	18,517
*,2,3	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	19,170	878
			87,193
Indonesia (0.4%)
	Bank Central Asia Tbk PT	21,866,800	11,689
Israel (0.7%)
*	Wix.com Ltd.	100,217	15,880
*	Check Point Software Technologies Ltd.	35,019	7,748
			23,628
Italy (3.0%)
	Ferrari NV	113,492	55,601
	FinecoBank Banca Fineco SpA	779,629	17,295
	Prysmian SpA	187,516	13,276
	Brunello Cucinelli SpA	88,557	10,751
			96,923
Japan (9.0%)
	Advantest Corp.	724,600	53,715
	Keyence Corp.	93,500	37,384
	Mitsubishi UFJ Financial Group Inc.	2,136,100	29,123
	Disco Corp.	83,200	24,647
	Sony Group Corp.	880,600	22,896
	MS&AD Insurance Group Holdings Inc.	721,600	16,132
	KDDI Corp.	845,400	14,516
	Fast Retailing Co. Ltd.	41,000	14,057
	ITOCHU Corp.	260,600	13,646
	SBI Holdings Inc.	293,000	10,210
	Recruit Holdings Co. Ltd.	167,000	9,821
	FUJIFILM Holdings Corp.	450,000	9,745
	Bridgestone Corp.	217,800	8,906
	Terumo Corp.	413,900	7,596
	SMC Corp.	17,700	6,343
	Daikin Industries Ltd.	46,800	5,494
	SoftBank Group Corp.	67,900	4,937
	Shimano Inc.	30,000	4,349
			293,517
Netherlands (8.0%)
	ASML Holding NV	129,653	103,896
*,1	Adyen NV	55,723	102,337
	EXOR NV	354,365	35,772
	Heineken NV	211,416	18,445
			260,450
Norway (0.4%)
	DNB Bank ASA	510,367	14,114
Singapore (3.2%)
*	Sea Ltd. ADR	658,249	105,280
South Korea (2.4%)
*	Coupang Inc.	2,446,084	73,285
	Samsung SDI Co. Ltd. (XKRX)	28,581	3,649
	Celltrion Inc.	3	—
			76,934
Spain (1.1%)
	Banco Bilbao Vizcaya Argentaria SA	1,500,887	23,111
	Iberdrola SA (XMAD)	666,114	12,815
			35,926
Sweden (6.6%)
*	Spotify Technology SA	189,458	145,379
	Atlas Copco AB Class A	3,339,918	53,993
*	Kinnevik AB Class B	940,952	8,337
	Svenska Handelsbanken AB Class A	571,484	7,651
			215,360
2

International Portfolio
		Shares	Market Value• ($000)
Switzerland (4.8%)
	Roche Holding AG	88,996	29,050
	Galderma Group AG	191,264	27,801
	Cie Financiere Richemont SA Class A (Registered)	109,844	20,786
[1]	VAT Group AG	39,224	16,621
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	906	15,269
	Alcon AG	155,095	13,754
	Lonza Group AG (Registered)	18,595	13,299
	Belimo Holding AG (Registered)	11,296	11,514
	Temenos AG (Registered)	122,094	8,771
			156,865
Taiwan (6.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	5,722,000	209,250
United Kingdom (8.1%)
	RELX plc	826,866	44,814
*	Wise plc Class A	2,720,123	38,858
	Shell plc	902,995	31,713
	Haleon plc	3,614,830	18,579
	Reckitt Benckiser Group plc	265,500	18,088
	Unilever plc (XLON)	282,807	17,258
	AstraZeneca plc	110,821	15,423
	Lloyds Banking Group plc	11,290,192	11,872
*,2,3	The Brandtech Group LLC PP (Acquired 9/23/15, Cost $5,200)	3,903,901	11,751
	GSK plc	550,705	10,500
	Rio Tinto plc	176,001	10,244
*,4	ARM Holdings plc ADR	56,587	9,152
	Whitbread plc	189,357	7,348
	Bunzl plc	220,196	7,017
*	Ocado Group plc	2,151,007	6,709
	National Grid plc	310,877	4,563
			263,889
United States (9.9%)
*	MercadoLibre Inc.	60,036	156,912
	NVIDIA Corp.	385,526	60,909
	Microsoft Corp.	67,014	33,333
*	Atlassian Corp. Ltd. Class A	79,033	16,051
	Booking Holdings Inc.	2,765	16,007
*	Liberty Media Corp.-Liberty Formula One Class C	125,824	13,149
*	Moderna Inc.	373,768	10,312
*	Block Inc. (XNYS)	109,659	7,449
*,4	Mobileye Global Inc. Class A	324,695	5,838
	Ferguson Enterprises Inc.	20,090	4,375
			324,335
Total Common Stocks (Cost $2,426,598)			3,142,699
Preferred Stock (0.7%)
	Sartorius AG Preference Shares (Cost $49,689)	88,856	22,632
3

International Portfolio
		Shares	Market Value• ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[5,6]	Vanguard Market Liquidity Fund, 4.355% (Cost $83,067)	830,722	83,064
Total Investments (99.7%) (Cost $2,559,354)			3,248,395
Other Assets and Liabilities—Net (0.3%)			9,902
Net Assets (100%)			3,258,297
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $201,701, representing 6.2% of net assets.
2	Restricted securities totaling $12,629, representing 0.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,879.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $10,368 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	18	5,628	199
Mini MSCI EAFE Index	September 2025	352	47,198	257
MSCI Emerging Markets Index	September 2025	343	21,155	225
				681

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	9/17/25	USD	120	CHF	97	—	(4)
JPMorgan Chase Bank, N.A.	9/17/25	USD	2,128	EUR	1,850	—	(62)
Toronto-Dominion Bank	9/17/25	USD	169	SEK	1,612	—	(2)
						—	(68)
CHF—Swiss franc.
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,476,287)	3,165,331
Affiliated Issuers (Cost $83,067)	83,064
Total Investments in Securities	3,248,395
Investment in Vanguard	82
Cash	318
Cash Collateral Pledged—Futures Contracts	3,068
Foreign Currency, at Value (Cost $836)	622
Receivables for Investment Securities Sold	15,511
Receivables for Accrued Income	9,090
Receivables for Capital Shares Issued	3,111
Variation Margin Receivable—Futures Contracts	75
Other Assets	48
Total Assets	3,280,320
Liabilities
Payables for Investment Securities Purchased	5,520
Collateral for Securities on Loan	10,368
Payables to Investment Advisor	1,105
Payables for Capital Shares Redeemed	2,044
Payables to Vanguard	435
Unrealized Depreciation—Forward Currency Contracts	68
Deferred Foreign Capital Gains Taxes	2,483
Total Liabilities	22,023
Net Assets	3,258,297
1 Includes $9,879 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	2,528,092
Total Distributable Earnings (Loss)	730,205
Net Assets	3,258,297

Net Assets
Applicable to 117,960,919 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,258,297
Net Asset Value Per Share	$27.62

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	23,224
Interest[2]	1,912
Securities Lending—Net	44
Total Income	25,180
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,352
Performance Adjustment	(293)
The Vanguard Group—Note C
Management and Administrative	2,688
Marketing and Distribution	62
Custodian Fees	52
Shareholders’ Reports and Proxy Fees	22
Trustees’ Fees and Expenses	1
Other Expenses	17
Total Expenses	4,901
Net Investment Income	20,279
Realized Net Gain (Loss)
Investment Securities Sold[2]	23,718
Futures Contracts	3,286
Forward Currency Contracts	(267)
Foreign Currencies	154
Realized Net Gain (Loss)	26,891
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	401,657
Futures Contracts	3,337
Forward Currency Contracts	(115)
Foreign Currencies	689
Change in Unrealized Appreciation (Depreciation)	405,568
Net Increase (Decrease) in Net Assets Resulting from Operations	452,738
1	Dividends are net of foreign withholding taxes of $3,070.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,858, ($7), and ($4), respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $1,428.

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,279	29,435
Realized Net Gain (Loss)	26,891	189,792
Change in Unrealized Appreciation (Depreciation)	405,568	45,255
Net Increase (Decrease) in Net Assets Resulting from Operations	452,738	264,482
Distributions
Total Distributions	(205,044)	(137,100)
Capital Share Transactions
Issued	169,194	252,901
Issued in Lieu of Cash Distributions	205,044	137,100
Redeemed	(285,900)	(614,195)
Net Increase (Decrease) from Capital Share Transactions	88,338	(224,194)
Total Increase (Decrease)	336,032	(96,812)
Net Assets
Beginning of Period	2,922,265	3,019,077
End of Period	3,258,297	2,922,265

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.60	$24.57	$22.52	$39.70	$43.57	$29.00
Investment Operations
Net Investment Income[1]	.174	.247	.287	.269	.345	.158
Net Realized and Unrealized Gain (Loss) on Investments	3.666	1.929	2.937	(11.155)	(1.007)	15.535
Total from Investment Operations	3.840	2.176	3.224	(10.886)	(.662)	15.693
Distributions
Dividends from Net Investment Income	(.235)	(.314)	(.372)	(.398)	(.123)	(.397)
Distributions from Realized Capital Gains	(1.585)	(.832)	(.802)	(5.896)	(3.085)	(.726)
Total Distributions	(1.820)	(1.146)	(1.174)	(6.294)	(3.208)	(1.123)
Net Asset Value, End of Period	$27.62	$25.60	$24.57	$22.52	$39.70	$43.57
Total Return	15.90%	9.01%	14.65%	-30.12%	-1.54%	57.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,258	$2,922	$3,019	$2,837	$4,247	$5,897
Ratio of Total Expenses to Average Net Assets[2]	0.33%	0.31%[3]	0.33%	0.41%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	1.34%	0.97%	1.21%	1.06%	0.81%	0.49%
Portfolio Turnover Rate	11%	22%	15%	17%	21%[4]	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.03%), (0.02%), 0.06%, 0.04%, and 0.04%.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.31%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Notes to Financial Statements
The International Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2025, the portfolio’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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International Portfolio
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
Vanguard manages the cash reserves of the portfolio as described below.
For the six months ended June 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.16% of the portfolio’s average net assets, before a net decrease of $293,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
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International Portfolio
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $82,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	455,130	—	—	455,130
Common Stocks—Other	441,368	2,233,572	12,629	2,687,569
Preferred Stock	—	22,632	—	22,632
Temporary Cash Investments	83,064	—	—	83,064
Total	979,562	2,256,204	12,629	3,248,395
Derivative Financial Instruments
Assets
Futures Contracts[1]	681	—	—	681
Liabilities
Forward Currency Contracts	—	(68)	—	(68)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At June 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	681	—	681
Total Assets	681	—	681

Unrealized Depreciation—Forward Currency Contracts	—	(68)	(68)
Total Liabilities	—	(68)	(68)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	3,286	—	3,286
Forward Currency Contracts	—	(267)	(267)
Realized Net Gain (Loss) on Derivatives	3,286	(267)	3,019
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	3,337	—	3,337
Forward Currency Contracts	—	(115)	(115)
Change in Unrealized Appreciation (Depreciation) on Derivatives	3,337	(115)	3,222
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International Portfolio
F.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,564,024
Gross Unrealized Appreciation	1,021,431
Gross Unrealized Depreciation	(336,447)
Net Unrealized Appreciation (Depreciation)	684,984
G.	During the six months ended June 30, 2025, the portfolio purchased $334,038,000 of investment securities and sold $402,316,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	6,411	9,948
Issued in Lieu of Cash Distributions	8,359	5,533
Redeemed	(10,981)	(24,203)
Net Increase (Decrease) in Shares Outstanding	3,789	(8,722)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 32% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692I 082025
12

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Money Market Portfolio

Contents
Financial Statements	1

Money Market Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The portfolio’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (36.2%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	4.390%	7/1/25	1,000	1,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	4.395%	7/1/25	91	91
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.430%	7/1/25	1,400	1,400
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	4.435%	7/1/25	500	500
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.150%	4.540%	7/1/25	2,150	2,150
	Federal Farm Credit Discount Notes	4.220%	10/16/25	300	296
	Federal Home Loan Banks	4.000%	10/3/25	27,010	26,992
	Federal Home Loan Banks	4.000%	10/3/25	11,060	11,054
	Federal Home Loan Banks	4.000%	10/8/25	15,700	15,693
	Federal Home Loan Banks	4.000%	10/15/25	13,400	13,391
	Federal Home Loan Banks	4.125%	10/23/25	13,800	13,795
	Federal Home Loan Banks	4.125%	10/23/25	5,500	5,498
	Federal Home Loan Banks	4.125%	10/30/25	13,800	13,794
	Federal Home Loan Banks	4.125%	10/30/25	8,245	8,242
	Federal Home Loan Banks	4.125%	11/7/25	13,695	13,687
	Federal Home Loan Banks Discount Notes	4.252%–4.327%	7/2/25	2,896	2,896
	Federal Home Loan Banks Discount Notes	4.244%	7/3/25	1,749	1,749
	Federal Home Loan Banks Discount Notes	4.137%–4.329%	7/7/25	5,622	5,618
	Federal Home Loan Banks Discount Notes	4.324%	7/8/25	1,100	1,099
	Federal Home Loan Banks Discount Notes	4.257%–4.327%	7/9/25	1,560	1,559
	Federal Home Loan Banks Discount Notes	4.351%–4.365%	7/10/25	917	916
	Federal Home Loan Banks Discount Notes	4.372%–4.380%	7/17/25	5,492	5,481
	Federal Home Loan Banks Discount Notes	4.325%–4.372%	7/18/25	1,381	1,378
	Federal Home Loan Banks Discount Notes	4.400%	7/23/25	424	423
	Federal Home Loan Banks Discount Notes	4.327%	7/25/25	1,700	1,695
	Federal Home Loan Banks Discount Notes	3.994%–4.389%	7/30/25	25,579	25,491
	Federal Home Loan Banks Discount Notes	4.123%	7/31/25	5,637	5,617
	Federal Home Loan Banks Discount Notes	4.248%–4.331%	8/1/25	3,151	3,139
	Federal Home Loan Banks Discount Notes	4.142%	8/5/25	300	299
	Federal Home Loan Banks Discount Notes	4.252%–4.335%	8/6/25	2,550	2,539
	Federal Home Loan Banks Discount Notes	4.150%	8/7/25	300	299
	Federal Home Loan Banks Discount Notes	4.252%–4.327%	8/8/25	2,665	2,653
	Federal Home Loan Banks Discount Notes	4.252%	8/13/25	1,334	1,327
	Federal Home Loan Banks Discount Notes	4.175%–4.326%	8/15/25	2,927	2,911
	Federal Home Loan Banks Discount Notes	4.251%–4.252%	8/20/25	928	923
	Federal Home Loan Banks Discount Notes	4.252%–4.370%	8/22/25	1,365	1,357
	Federal Home Loan Banks Discount Notes	4.293%–4.343%	9/3/25	836	830
	Federal Home Loan Banks Discount Notes	4.288%–4.293%	9/5/25	2,500	2,481
	Federal Home Loan Banks Discount Notes	4.293%–4.340%	9/10/25	687	681
	Federal Home Loan Banks Discount Notes	4.293%–4.340%	9/12/25	1,976	1,959
	Federal Home Loan Banks Discount Notes	4.293%–4.340%	9/17/25	1,278	1,266
	Federal Home Loan Banks Discount Notes	4.245%–4.247%	9/19/25	6,300	6,241
	Federal Home Loan Banks Discount Notes	4.198%–4.288%	9/22/25	4,649	4,604
	Federal Home Loan Banks Discount Notes	4.277%–4.283%	9/24/25	4,100	4,059
	Federal Home Loan Banks Discount Notes	4.273%–4.320%	9/26/25	2,668	2,641
	Federal Home Loan Banks Discount Notes	4.350%	10/3/25	859	849
	Federal Home Loan Banks Discount Notes	4.146%	10/6/25	6,744	6,671
	Federal Home Loan Banks Discount Notes	4.243%	10/15/25	6,796	6,711
	Federal Home Loan Banks Discount Notes	4.296%	10/22/25	1,430	1,411
	Federal Home Loan Banks Discount Notes	4.222%	10/31/25	600	591
	Federal Home Loan Banks Discount Notes	4.283%–4.366%	11/3/25	3,373	3,324
	Federal Home Loan Banks Discount Notes	4.284%	11/5/25	2,300	2,266
	Federal Home Loan Banks Discount Notes	4.234%	11/10/25	2,300	2,265
	Federal Home Loan Banks Discount Notes	4.190%	11/12/25	5,885	5,793
	Federal Home Loan Banks Discount Notes	4.259%–4.286%	11/14/25	648	638
[2]	Federal Home Loan Banks, SOFR - 0.005%	4.385%	7/1/25	1,000	1,000
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	6,850	6,850
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	4,500	4,500
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	4,065	4,065
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	3,400	3,400
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	2,700	2,700
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	2,300	2,300
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	2,275	2,275
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	2,200	2,200
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	2,000	2,000
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	2,000	2,000
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	1,600	1,600
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	1,400	1,400
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	1,400	1,400
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	1,145	1,145
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	1,100	1,100
1

Money Market Portfolio
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	1,100	1,100
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.380%	7/1/25	600	600
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.375%	7/1/25	4,600	4,600
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.375%	7/1/25	1,300	1,300
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.375%	7/1/25	1,300	1,300
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.375%	7/1/25	1,300	1,300
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.375%	7/1/25	1,000	1,000
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.375%	7/1/25	900	900
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.375%	7/1/25	900	900
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.375%	7/1/25	800	800
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	5,100	5,100
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	4,430	4,430
[2,3]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	4,400	4,400
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	4,200	4,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	4,100	4,100
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	3,600	3,600
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	3,585	3,585
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	2,700	2,700
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	2,700	2,700
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	2,500	2,500
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	2,385	2,385
[2,3]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	2,200	2,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	2,100	2,100
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	2,015	2,015
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	1,670	1,670
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	1,200	1,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	1,200	1,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	1,200	1,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	1,200	1,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	1,200	1,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	1,200	1,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	900	900
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	800	800
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	700	700
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	700	700
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	700	700
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	600	600
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	600	600
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	300	300
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.390%	7/1/25	300	300
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	2,700	2,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	2,700	2,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	2,100	2,100
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	1,400	1,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	1,400	1,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	1,200	1,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	1,200	1,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	1,200	1,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	1,200	1,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	1,100	1,100
[2,3]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	1,100	1,100
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	800	800
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	700	700
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	700	700
[2,3]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	700	700
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	600	600
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	600	600
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	600	600
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	600	600
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	600	600
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	575	575
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	500	500
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	300	300
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.395%	7/1/25	300	300
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.400%	7/1/25	4,000	4,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.400%	7/1/25	3,400	3,400
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.400%	7/1/25	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.400%	7/1/25	1,600	1,600
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.400%	7/1/25	1,300	1,300
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.400%	7/1/25	1,300	1,300
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.400%	7/1/25	1,200	1,200
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.400%	7/1/25	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.400%	7/1/25	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.400%	7/1/25	820	820
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.400%	7/1/25	800	800
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.400%	7/1/25	600	600
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.400%	7/1/25	585	585
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.400%	7/7/25	2,600	2,600
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.405%	7/1/25	7,000	7,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.405%	7/1/25	4,900	4,900
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.405%	7/1/25	4,000	4,000
2

Money Market Portfolio
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.405%	7/1/25	2,600	2,600
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.405%	7/1/25	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.405%	7/1/25	1,600	1,600
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.405%	7/1/25	1,400	1,400
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.405%	7/1/25	1,300	1,300
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.405%	7/1/25	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.405%	7/1/25	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.405%	7/1/25	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.405%	7/1/25	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.405%	7/1/25	700	700
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.405%	7/1/25	200	200
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.410%	7/1/25	8,400	8,400
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.410%	7/1/25	1,900	1,900
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.410%	7/1/25	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.410%	7/1/25	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.410%	7/1/25	300	300
[2]	Federal Home Loan Banks, SOFR + 0.070%	4.460%	7/1/25	600	600
[2]	Federal Home Loan Banks, SOFR + 0.160%	4.550%	7/1/25	3,200	3,200
[2]	Federal Home Loan Banks, SOFR + 0.180%	4.570%	7/1/25	4,000	4,000
[2]	Federal Home Loan Banks, SOFR + 0.190%	4.580%	7/1/25	1,400	1,400
[4]	Federal Home Loan Mortgage Corp.	4.050%	8/28/25	100	100
[2,4]	Federal National Mortgage Association, SOFR + 0.140%	4.530%	7/1/25	406	406
[4]	Freddie Mac Discount Notes	4.374%	7/9/25	56	56
[4]	Freddie Mac Discount Notes	4.250%	7/28/25	37	37
[4]	Freddie Mac Discount Notes	4.341%	9/18/25	107	106
Total U.S. Government Agency Debt (Cost $468,738)					468,738
U.S. Treasury Debt (25.6%)
	United States Treasury Bill	3.954%–4.175%	7/1/25	29,575	29,575
	United States Treasury Bill	4.212%–4.213%	7/3/25	7,943	7,941
	United States Treasury Bill	3.959%	7/8/25	13,000	12,989
	United States Treasury Bill	4.109%	7/17/25	2,254	2,250
	United States Treasury Bill	4.267%	7/24/25	9,200	9,175
	United States Treasury Bill	3.959%	8/5/25	4,468	4,450
	United States Treasury Bill	4.105%	8/12/25	13,000	12,934
	United States Treasury Bill	4.167%–4.227%	9/4/25	17,557	17,427
	United States Treasury Bill	4.150%	9/11/25	23,472	23,281
	United States Treasury Bill	4.176%	9/18/25	13,000	12,883
	United States Treasury Bill	4.131%	9/30/25	13,774	13,627
	United States Treasury Bill	4.145%	10/2/25	25,000	24,737
	United States Treasury Bill	4.116%–4.193%	10/7/25	6,868	6,789
	United States Treasury Bill	4.123%–4.131%	10/14/25	26,482	26,156
	United States Treasury Bill	4.135%	10/16/25	12,581	12,430
	United States Treasury Bill	4.146%	10/21/25	13,000	12,829
	United States Treasury Bill	4.124%	10/23/25	13,000	12,833
	United States Treasury Bill	4.106%	10/28/25	12,015	11,848
	United States Treasury Bill	4.181%	11/13/25	12,266	12,077
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	4.406%	7/1/25	11,696	11,696
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	4.431%	7/1/25	2,000	2,000
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	4.451%	7/1/25	16,561	16,562
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	4.463%	7/1/25	11,260	11,257
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	4.526%	7/1/25	6,026	6,027
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	16,618	16,614
Total U.S. Treasury Debt (Cost $330,387)					330,387
U.S. Treasury Repurchase Agreements (40.3%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 6/30/25, Repurchase Value $6,001, collateralized by U.S. Treasury Obligations 0.125%–0.250%, 4/15/27–2/15/51, with a value of $6,120)	4.390%	7/1/25	6,000	6,000
	Banco Santander SA (Dated 6/30/25, Repurchase Value $6,001, collateralized by U.S. Treasury Obligations 0.000%–4.375%, 9/16/25–11/15/34, with a value of $6,120)	4.380%	7/1/25	6,000	6,000
	Bank of Montreal (Dated 6/30/25, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 3.500%, 2/15/39, with a value of $1,020)	4.390%	7/1/25	1,000	1,000
	Bank of Montreal (Dated 6/2/25, Repurchase Value $4,014, collateralized by U.S. Treasury Obligations 3.500%, 2/15/39, with a value of $4,080)	4.320%	7/2/25	4,000	4,000
	Bank of Nova Scotia (Dated 6/30/25, Repurchase Value $7,001, collateralized by U.S. Treasury Obligations 0.125%–5.000%, 10/15/25–8/15/50, with a value of $7,140)	4.410%	7/1/25	7,000	7,000
	Barclays Bank plc (Dated 6/30/25, Repurchase Value $3,000, collateralized by U.S. Treasury Obligations 0.000%–3.875%, 9/11/25–6/30/30, with a value of $3,060)	4.390%	7/1/25	3,000	3,000
	Barclays Bank plc (Dated 6/20/25, Repurchase Value $7,034, collateralized by U.S. Treasury Obligations 2.375%–5.000%, 3/15/27–5/15/51, with a value of $7,140)	4.300%	7/31/25	7,000	7,000
	BNP Paribas Securities Corp. (Dated 4/29/25, Repurchase Value $3,023, collateralized by U.S. Treasury Obligations 0.125%–4.750%, 1/15/26–11/15/54, with a value of $3,060)	4.310%	7/3/25	3,000	3,000
	BNP Paribas Securities Corp. (Dated 5/12/25, Repurchase Value $3,023, collateralized by U.S. Treasury Obligations 1.750%, 1/15/34, with a value of $3,060)	4.320%	7/14/25	3,000	3,000
3

Money Market Portfolio
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp. (Dated 5/13/25, Repurchase Value $3,022, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 7/3/25–6/30/32, with a value of $3,060)	4.320%	7/14/25	3,000	3,000
BNP Paribas Securities Corp. (Dated 5/20/25, Repurchase Value $13,097, collateralized by U.S. Treasury Obligations 0.000%–3.625%, 7/29/25–5/15/53, with a value of $13,260)	4.325%	7/21/25	13,000	13,000
BNP Paribas Securities Corp. (Dated 5/19/25, Repurchase Value $7,053, collateralized by U.S. Treasury Obligations 0.125%–4.486%, 10/31/26–6/30/32, with a value of $7,140)	4.320%	7/21/25	7,000	7,000
BNP Paribas Securities Corp. (Dated 5/21/25, Repurchase Value $5,037, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 7/17/25–6/30/32, with a value of $5,100)	4.325%	7/21/25	5,000	5,000
BNP Paribas Securities Corp. (Dated 5/27/25, Repurchase Value $5,037, collateralized by U.S. Treasury Obligations 1.750%–4.463%, 7/31/26–1/15/34, with a value of $5,100)	4.330%	7/28/25	5,000	5,000
BNP Paribas Securities Corp. (Dated 5/28/25, Repurchase Value $3,022, collateralized by U.S. Treasury Obligations 1.625%–4.750%, 10/31/26–2/15/37, with a value of $3,060)	4.330%	7/28/25	3,000	3,000
BNP Paribas Securities Corp. (Dated 5/29/25, Repurchase Value $3,022, collateralized by U.S. Treasury Obligations 0.125%–4.750%, 10/15/25–11/15/54, with a value of $3,060)	4.330%	7/29/25	3,000	3,000
BNP Paribas Securities Corp. (Dated 5/30/25, Repurchase Value $3,022, collateralized by U.S. Treasury Obligations 0.750%–4.625%, 8/31/26–11/15/44, with a value of $3,060)	4.325%	7/30/25	3,000	3,000
BNP Paribas Securities Corp. (Dated 6/2/25, Repurchase Value $7,053, collateralized by U.S. Treasury Obligations 0.750%–1.500%, 2/15/42–2/15/53, with a value of $7,140)	4.320%	8/4/25	7,000	7,000
BNP Paribas Securities Corp. (Dated 6/10/25, Repurchase Value $2,015, collateralized by U.S. Treasury Obligations 4.625%, 11/15/44, with a value of $2,040)	4.320%	8/11/25	2,000	2,000
BNP Paribas Securities Corp. (Dated 6/24/25, Repurchase Value $3,022, collateralized by U.S. Treasury Obligations 0.125%–4.463%, 5/31/26–2/15/43, with a value of $3,060)	4.310%	8/25/25	3,000	3,000
BNP Paribas Securities Corp. (Dated 6/27/25, Repurchase Value $2,015, collateralized by U.S. Treasury Obligations 0.125%–4.500%, 10/15/25–11/15/54, with a value of $2,040)	4.320%	8/27/25	2,000	2,000
Canadian Imperial Bank of Commerce (Dated 5/9/25, Repurchase Value $4,029, collateralized by U.S. Treasury Obligations 0.250%–4.750%, 5/31/26–2/15/53, with a value of $4,080)	4.320%	7/9/25	4,000	4,000
Canadian Imperial Bank of Commerce (Dated 6/9/25, Repurchase Value $4,014, collateralized by U.S. Treasury Obligations 0.250%–4.486%, 7/31/25–2/15/47, with a value of $4,080)	4.310%	7/9/25	4,000	4,000
Canadian Imperial Bank of Commerce (Dated 6/10/25, Repurchase Value $1,003, collateralized by U.S. Treasury Obligations 0.625%–4.250%, 1/15/26–8/15/50, with a value of $1,020)	4.310%	7/9/25	1,000	1,000
Canadian Imperial Bank of Commerce (Dated 5/27/25, Repurchase Value $1,007, collateralized by U.S. Treasury Obligations 0.125%–4.500%, 7/31/25–5/15/44, with a value of $1,020)	4.330%	7/28/25	1,000	1,000
Canadian Imperial Bank of Commerce (Dated 6/20/25, Repurchase Value $11,054, collateralized by U.S. Treasury Obligations 0.750%–4.500%, 11/15/25–5/31/30, with a value of $11,220)	4.310%	7/31/25	11,000	11,000
Canadian Imperial Bank of Commerce (Dated 6/5/25, Repurchase Value $3,020, collateralized by U.S. Treasury Obligations 0.125%–3.625%, 12/31/25–2/15/53, with a value of $3,060)	4.310%	7/31/25	3,000	3,000
Citigroup Global Markets Ltd. (Dated 6/30/25, Repurchase Value $15,002, collateralized by U.S. Treasury Obligations 0.250%–6.125%, 7/15/29–9/30/29, with a value of $15,308)	4.390%	7/1/25	15,000	15,000
Citigroup Global Markets Ltd. (Dated 6/25/25, Repurchase Value $21,018, collateralized by U.S. Treasury Obligations 2.375%–5.250%, 10/15/28–1/31/29, with a value of $21,428)	4.350%	7/2/25	21,000	21,000
Credit Agricole Corporate & Investment Bank SA (Dated 6/24/25, Repurchase Value $3,003, collateralized by U.S. Treasury Obligations 1.500%, 11/30/28, with a value of $3,060)	4.340%	7/1/25	3,000	3,000
Credit Agricole Corporate & Investment Bank SA (Dated 6/30/25, Repurchase Value $3,000, collateralized by U.S. Treasury Obligations 1.500%, 11/30/28, with a value of $3,060)	4.380%	7/1/25	3,000	3,000
Credit Agricole Corporate & Investment Bank SA (Dated 6/30/25, Repurchase Value $2,000, collateralized by U.S. Treasury Obligations 1.500%, 11/30/28, with a value of $2,040)	4.380%	7/1/25	2,000	2,000
Credit Agricole Corporate & Investment Bank SA (Dated 6/30/25, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 1.500%, 11/30/28, with a value of $1,020)	4.340%	7/1/25	1,000	1,000
Deutsche Bank AG (Dated 6/30/25, Repurchase Value $4,000, collateralized by U.S. Treasury Obligations 4.625%, 5/15/54, with a value of $4,081)	4.380%	7/1/25	4,000	4,000
Deutsche Bank AG (Dated 6/25/25, Repurchase Value $8,007, collateralized by U.S. Treasury Obligations 4.625%, 5/15/54, with a value of $8,167)	4.350%	7/2/25	8,000	8,000
Federal Reserve Bank of New York (Dated 6/30/25, Repurchase Value $167,020, collateralized by U.S. Treasury Obligations 0.625%–3.125%, 8/15/25–11/15/31, with a value of $167,020)	4.250%	7/1/25	167,000	167,000
Fixed Income Clearing Corp. - Northern Trust (Dated 6/30/25, Repurchase Value $14,002, collateralized by U.S. Treasury Obligations 3.500%, 4/30/28, with a value of $14,280)	4.380%	7/1/25	14,000	14,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 6/30/25, Repurchase Value $45,006, collateralized by U.S. Treasury Obligations 4.250%, 1/31/30, with a value of $46,125)	4.400%	7/1/25	45,000	45,000
4

Money Market Portfolio
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 6/30/25, Repurchase Value $31,004, collateralized by U.S. Treasury Obligations 4.375%, 5/15/34, with a value of $31,620)	4.400%	7/1/25	31,000	31,000
Goldman Sachs & Co. (Dated 6/30/25, Repurchase Value $2,000, collateralized by U.S. Treasury Obligations 1.125%–4.125%, 2/29/32–1/15/33, with a value of $2,040)	4.390%	7/1/25	2,000	2,000
Goldman Sachs & Co. (Dated 6/30/25, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 0.500%–4.000%, 4/30/27–5/15/51, with a value of $1,020)	4.260%	7/1/25	1,000	1,000
Goldman Sachs & Co. (Dated 6/25/25, Repurchase Value $8,007, collateralized by U.S. Treasury Obligations 2.375%–4.625%, 5/31/31–2/15/42, with a value of $8,160)	4.340%	7/2/25	8,000	8,000
HSBC Securities USA Inc. (Dated 6/30/25, Repurchase Value $4,000, collateralized by U.S. Treasury Obligations 0.000%–6.125%, 7/8/25–5/15/54, with a value of $4,080)	4.390%	7/1/25	4,000	4,000
ING Financial Markets LLC (Dated 6/30/25, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 0.000%, 8/5/25, with a value of $1,020)	4.390%	7/1/25	1,000	1,000
JP Morgan Securities, LLC (Dated 6/30/25, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 1.250%–4.125%, 5/31/28–8/15/53, with a value of $1,020)	4.390%	7/1/25	1,000	1,000
MUFG Securities Americas Inc. (Dated 6/30/25, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 8/21/25–2/15/53, with a value of $1,020)	4.380%	7/1/25	1,000	1,000
Navy Federal Credit Union (Dated 6/25/25, Repurchase Value $1,001, collateralized by U.S. Treasury Obligations 0.875%, 9/30/26, with a value of $1,022)	4.350%	7/2/25	1,000	1,000
Nomura Securities International Inc. (Dated 6/30/25, Repurchase Value $3,000, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 12/4/25–2/15/41, with a value of $3,074)	4.390%	7/1/25	3,000	3,000
RBC Dominion Securities Inc. (Dated 6/30/25, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 0.750%–4.000%, 4/15/28–2/15/45, with a value of $1,020)	4.380%	7/1/25	1,000	1,000
RBC Dominion Securities Inc. (Dated 6/20/25, Repurchase Value $3,015, collateralized by U.S. Treasury Obligations 0.125%–4.500%, 5/31/27–11/15/33, with a value of $3,060)	4.305%	7/31/25	3,000	3,000
Royal Bank of Canada (Dated 4/23/25, Repurchase Value $3,025, collateralized by U.S. Treasury Obligations 2.250%–4.000%, 8/15/27–2/28/30, with a value of $3,060)	4.310%	7/1/25	3,000	3,000
Royal Bank of Canada (Dated 4/30/25, Repurchase Value $3,023, collateralized by U.S. Treasury Obligations 2.250%–4.000%, 8/15/27–2/28/30, with a value of $3,060)	4.310%	7/2/25	3,000	3,000
Royal Bank of Canada (Dated 5/1/25, Repurchase Value $3,022, collateralized by U.S. Treasury Obligations 3.875%–4.000%, 12/31/27–2/28/30, with a value of $3,060)	4.310%	7/2/25	3,000	3,000
Royal Bank of Canada (Dated 5/8/25, Repurchase Value $3,022, collateralized by U.S. Treasury Obligations 3.875%–4.000%, 12/31/27–2/28/30, with a value of $3,060)	4.320%	7/7/25	3,000	3,000
Royal Bank of Canada (Dated 5/5/25, Repurchase Value $14,119, collateralized by U.S. Treasury Obligations 3.875%, 12/31/27, with a value of $14,280)	4.320%	7/15/25	14,000	14,000
SMBC Nikko Securities America (Dated 6/30/25, Repurchase Value $2,000, collateralized by U.S. Treasury Obligations 1.625%–5.250%, 10/31/25–5/15/54, with a value of $2,040)	4.380%	7/1/25	2,000	2,000
SMBC Nikko Securities America (Dated 6/25/25, Repurchase Value $1,001, collateralized by U.S. Treasury Obligations 0.250%–4.250%, 7/31/25–1/15/35, with a value of $1,020)	4.340%	7/2/25	1,000	1,000
SMBC Nikko Securities America (Dated 6/27/25, Repurchase Value $1,001, collateralized by U.S. Treasury Obligations 1.625%–4.125%, 1/15/27–5/15/31, with a value of $1,020)	4.380%	7/3/25	1,000	1,000
Societe Generale SA (Dated 6/30/25, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 4.750%, 5/15/55, with a value of $1,020)	4.400%	7/1/25	1,000	1,000
Societe Generale SA (Dated 6/25/25, Repurchase Value $4,003, collateralized by U.S. Treasury Obligations 4.750%, 5/15/55, with a value of $4,080)	4.350%	7/2/25	4,000	4,000
Societe Generale SA (Dated 6/27/25, Repurchase Value $4,003, collateralized by U.S. Treasury Obligations 4.750%, 5/15/55, with a value of $4,080)	4.380%	7/3/25	4,000	4,000
Standard Chartered Bank (Dated 6/30/25, Repurchase Value $3,000, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 8/15/27–2/15/34, with a value of $3,060)	4.390%	7/1/25	3,000	3,000
Standard Chartered Bank (Dated 6/30/25, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 2.375%–4.250%, 3/15/27–5/15/51, with a value of $1,020)	4.390%	7/1/25	1,000	1,000
Sumitomo Mitsui Banking Corp. (Dated 6/30/25, Repurchase Value $17,002, collateralized by U.S. Treasury Obligations 0.625%–5.000%, 10/31/25–2/15/50, with a value of $17,340)	4.380%	7/1/25	17,000	17,000
5

Money Market Portfolio
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC (Dated 6/25/25, Repurchase Value $1,001, collateralized by U.S. Treasury Obligations 2.750%, 5/31/29, with a value of $1,020)	4.350%	7/2/25	1,000	1,000
Total U.S. Treasury Repurchase Agreements (Cost $521,000)				521,000
Total Investments (102.1%) (Cost $1,320,125)				1,320,125
Other Assets and Liabilities—Net (-2.1%)				(26,684)
Net Assets (100%)				1,293,441
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2025.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Money Market Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $799,125)	799,125
Repurchase Agreements (Cost $521,000)	521,000
Total Investments in Securities	1,320,125
Investment in Vanguard	34
Receivables for Accrued Income	3,435
Receivables for Capital Shares Issued	106
Total Assets	1,323,700
Liabilities
Payables for Investment Securities Purchased	26,042
Payables for Capital Shares Redeemed	4,137
Payables to Vanguard	80
Total Liabilities	30,259
Net Assets	1,293,441
At June 30, 2025, net assets consisted of:

Paid-in Capital	1,293,356
Total Distributable Earnings (Loss)	85
Net Assets	1,293,441

Net Assets
Applicable to 1,292,956,715 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,293,441
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
7

Money Market Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Interest	27,587
Total Income	27,587
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7
Management and Administrative	782
Marketing and Distribution	39
Custodian Fees	96
Shareholders’ Reports and Proxy Fees	22
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	951
Net Investment Income	26,636
Realized Net Gain (Loss) on Investment Securities Sold	20
Net Increase (Decrease) in Net Assets Resulting from Operations	26,656

See accompanying Notes, which are an integral part of the Financial Statements.
8

Money Market Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,636	62,499
Realized Net Gain (Loss)	20	40
Net Increase (Decrease) in Net Assets Resulting from Operations	26,656	62,539
Distributions
Total Distributions	(26,644)	(62,498)
Capital Share Transactions (at $1.00 per share)
Issued	319,026	315,435
Issued in Lieu of Cash Distributions	26,644	62,478
Redeemed	(283,789)	(363,674)
Net Increase (Decrease) from Capital Share Transactions	61,881	14,239
Total Increase (Decrease)	61,893	14,280
Net Assets
Beginning of Period	1,231,548	1,217,268
End of Period	1,293,441	1,231,548

See accompanying Notes, which are an integral part of the Financial Statements.
9

Money Market Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0208	.0507	.0494	.0154	.0001	.005
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	(.0004)	—	—
Total from Investment Operations	.0208	.0507	.0494	.0150	.0001	.005
Distributions
Dividends from Net Investment Income	(.0208)	(.0507)	(.0494)	(.0150)	(.0001)	(.005)
Distributions from Realized Capital Gains	—	—	(.0000)[2]	(.0000)[2]	—	—
Total Distributions	(.0208)	(.0507)	(.0494)	(.0150)	(.0001)	(.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	2.10%	5.19%	5.05%	1.51%	0.02%	0.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,293	$1,232	$1,217	$1,217	$1,106	$1,301
Ratio of Expenses to Average Net Assets[3]	0.15%	0.15%[4]	0.15%[4]	0.14%[4]	0.07%	0.15%
Ratio of Net Investment Income to Average Net Assets	4.20%	5.07%	4.94%	1.54%	0.01%	0.49%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the portfolio’s daily yield in order to maintain a zero or positive yield for the portfolio. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The portfolio is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2022, 0.15% for 2021 and 0.15% for 2020. For the six months ended June 30,2025 and for the years ended December 31,2024 and 2023, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.15%, and 0.14%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Money Market Portfolio
Notes to Financial Statements
The Money Market Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
11

Money Market Portfolio
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2025, 100% of the market value of the portfolio’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,320,125
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 85% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
F.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
G.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692MM 082025
12

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Short-Term Investment-Grade Portfolio

Contents
Financial Statements	1

Short-Term Investment-Grade Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (10.6%)
U.S. Government Securities (10.6%)
	United States Treasury Note/Bond	4.375%	7/31/26	14,400	14,457
	United States Treasury Note/Bond	4.375%	8/15/26	13,758	13,817
[1]	United States Treasury Note/Bond	3.750%	8/31/26	32,278	32,200
	United States Treasury Note/Bond	4.125%	10/31/26	8,163	8,186
	United States Treasury Note/Bond	4.125%	1/31/27	6,800	6,832
[2]	United States Treasury Note/Bond	4.125%	2/28/27	16,222	16,308
	United States Treasury Note/Bond	2.625%	5/31/27	6,307	6,177
	United States Treasury Note/Bond	4.625%	6/15/27	10,421	10,594
	United States Treasury Note/Bond	4.375%	7/15/27	13,378	13,544
	United States Treasury Note/Bond	0.375%	7/31/27	12,919	12,055
	United States Treasury Note/Bond	2.750%	7/31/27	8,000	7,844
	United States Treasury Note/Bond	3.875%	10/15/27	8,094	8,122
	United States Treasury Note/Bond	4.250%	1/15/28	3,118	3,159
	United States Treasury Note/Bond	1.000%	7/31/28	186	171
	United States Treasury Note/Bond	4.625%	9/30/28	11,971	12,304
	United States Treasury Note/Bond	4.375%	11/30/28	10,450	10,669
	United States Treasury Note/Bond	3.750%	12/31/28	8,434	8,442
	United States Treasury Note/Bond	4.000%	1/31/29	10,278	10,371
	United States Treasury Note/Bond	4.125%	3/31/29	12,816	12,991
	United States Treasury Note/Bond	4.625%	4/30/29	8,371	8,633
	United States Treasury Note/Bond	3.250%	6/30/29	8,887	8,725
	United States Treasury Note/Bond	4.000%	7/31/29	13,111	13,234
	United States Treasury Note/Bond	4.375%	12/31/29	10,847	11,117
[3]	United States Treasury Note/Bond	4.250%	1/31/30	13,065	13,325
	United States Treasury Note/Bond	4.000%	5/31/30	5,303	5,355
Total U.S. Government and Agency Obligations (Cost $267,421)					268,632
Asset-Backed/Commercial Mortgage-Backed Securities (5.4%)
[4,5]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/29	250	256
[5]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/29	200	203
[4,5]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/29	200	205
[5]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/29	140	143
[4,5]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/34	130	134
[4,5]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/34	140	146
[4,5]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/32	140	142
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/32	216	217
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	154	156
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/32	186	187
[4,5]	American Heritage Auto Receivables Trust Class A4 Series 2024-1A	5.070%	6/17/30	200	202
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	82	82
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	100
[5]	AmeriCredit Automobile Receivables Trust Class B Series 2024-1	5.380%	6/18/29	920	934
[5]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/29	400	411
[4,5]	AMSR Trust Class A Series 2024-SFR2	4.150%	11/17/41	750	737
[4,5]	AMSR Trust Class A Series 2025-SFR1	3.655%	6/17/42	750	716
[4,5]	AMSR Trust Class B Series 2024-SFR2	4.150%	11/17/41	490	475
[4,5]	AutoNation Finance Trust Class C Series 2025-1A	5.190%	12/10/30	200	203
[4,5]	AutoNation Finance Trust Class D Series 2025-1A	5.630%	9/10/32	260	264
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	110	112
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/28	100	103
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/30	700	732
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/30	480	493
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/30	410	419
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2025-1A	4.800%	8/20/29	400	404
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2025-2A	5.120%	8/20/31	560	570
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/30	240	246
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-1A	5.240%	8/20/29	100	101
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-2A	5.510%	8/20/31	160	163
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/27	120	120
1

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-1A	6.230%	4/20/29	200	204
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	100	101
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-1A	5.870%	8/20/29	100	101
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-2A	6.240%	8/20/31	100	102
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.451%	9/15/48	40	36
[5,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	5.019%	9/20/46	53	44
[5]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	360	335
[5]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	530	495
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	148
[5]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	29
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	400	386
[5,6]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	60	60
[5]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	240	235
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	264
[4,5]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/29	130	132
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	108
[5]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/57	1,430	1,486
[5]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/57	1,020	1,056
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	440	425
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	120	113
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	160	161
[4,5]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/28	180	181
[4,5]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/29	210	213
[5]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	100	99
[5]	BBCMS Mortgage Trust Class A3 Series 2024-5C29	5.208%	9/15/57	710	724
[5]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	560	550
[5,6]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/57	450	470
[5,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.250%	5/25/47	73	66
[5,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.337%	10/25/36	66	58
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/57	500	522
[5,6]	Benchmark Mortgage Trust Class A3 Series 2024-V8	6.189%	7/15/57	590	622
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/57	290	297
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	100	98
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	560	548
[5]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	530	548
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/57	350	372
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/57	720	747
[4,5]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	110	103
[4,5,6]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.654%	10/16/28	180	180
[5]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/30	320	324
[5]	CarMax Auto Owner Trust Class B Series 2024-4	4.820%	5/15/30	100	101
[5]	CarMax Auto Owner Trust Class B Series 2025-1	5.110%	9/16/30	70	71
[5]	CarMax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/30	100	102
[5]	CarMax Auto Owner Trust Class C Series 2024-4	4.970%	6/17/30	110	111
[5]	CarMax Auto Owner Trust Class C Series 2025-1	5.260%	10/15/30	120	122
[5]	CarMax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/31	70	71
[5]	CarMax Auto Owner Trust Class D Series 2024-4	5.360%	8/15/31	90	91
[5]	CarMax Auto Owner Trust Class D Series 2025-1	5.600%	7/15/31	110	112
[5]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/31	120	123
[5]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	270	266
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	590	580
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	92
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	106
[5,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	210	206
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	90	87
[5,6]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	160	155
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	26
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	5.001%	8/15/51	90	83
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	101
[4,5]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/33	250	251
[4,5]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/29	250	255
[4,5]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/29	70	72
[4,5]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/30	170	174
[4,5]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/30	280	286
[4,5]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/30	70	71
[4,5]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/30	110	112
[4,5]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/30	300	307
[4,5]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/30	160	159
[4,5]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/31	100	102
[4,5]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/31	350	357
2

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	CHL Mortgage Pass Through Trust Class 1A1 Series 2006-HYB1	4.964%	3/20/36	51	47
[5,6]	CHL Mortgage Pass Through Trust Class 3A1 Series 2007-HYB2	4.376%	2/25/47	62	54
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	59
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	120	118
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	195	191
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	240	236
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/72	850	795
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	140	130
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.721%	9/10/58	100	84
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.394%	9/15/50	50	44
[5,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	5.135%	7/25/37	30	27
[4,5]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/30	150	151
[4,5]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/49	870	877
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	25	24
[5]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C17	2.763%	9/15/52	60	56
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	123	121
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.419%	8/15/48	140	119
[4,5]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/49	245	241
[5]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	127
[5]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	520	457
[4,5]	Dell Equipment Finance Trust Class B Series 2024-2	4.820%	8/22/30	100	101
[4,5]	Dell Equipment Finance Trust Class C Series 2024-2	4.990%	8/22/30	100	101
[4,5]	Dell Equipment Finance Trust Class D Series 2024-2	5.290%	2/24/31	100	101
[4,5]	Dell Equipment Finance Trust Class D Series 2025-1	5.640%	8/22/31	100	101
[4,5]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/31	110	113
[4,5]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/30	50	50
[4,5]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/49	787	750
[5]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	480	482
[5]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/29	710	710
[5]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/31	560	568
[5]	Drive Auto Receivables Trust Class C Series 2024-2	4.670%	5/17/32	760	761
[5]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/32	1,110	1,111
[5]	Drive Auto Receivables Trust Class D Series 2025-1	5.410%	9/15/32	1,910	1,931
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	5.220%	10/25/56	101	101
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	42	41
[4,5]	Enterprise Fleet Financing LLC Class A4 Series 2024-3	5.060%	3/20/31	170	174
[4,5]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/29	200	202
[4,5]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/29	190	192
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.305%	5/25/44	187	187
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	5.455%	9/25/44	559	561
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	5.256%	1/25/45	412	412
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	5.306%	2/25/45	394	394
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R04, SOFR30A + 1.000%	5.305%	5/25/45	292	292
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.005%	7/25/43	58	58
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.355%	1/25/44	737	736
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.405%	2/25/44	90	90
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	5.305%	7/25/44	569	568
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.256%	9/25/43	233	235
[4,5]	FCCU Auto Receivables Trust Class A4 Series 2025-1A	5.180%	5/15/31	230	233
[5,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR3	4.218%	11/25/36	28	16
[5,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR4	5.040%	1/25/37	63	32
[5]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	150	153
[5,6]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	50	51
[5]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	170	171
[5]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/29	170	171
[5]	Ford Credit Auto Lease Trust Class C Series 2023-B	6.430%	4/15/27	400	404
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	580	588
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/36	360	371
[4,5]	Ford Credit Auto Owner Trust Class A Series 2024-1	4.870%	8/15/36	1,380	1,406
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	208
[5]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/29	440	454
[4,5]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/36	530	540
[5]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/29	300	306
[5]	Ford Credit Auto Owner Trust Class B Series 2024-B	5.230%	5/15/30	630	641
[5]	Ford Credit Auto Owner Trust Class B Series 2024-C	4.400%	8/15/30	800	799
[5]	Ford Credit Auto Owner Trust Class B Series 2024-D	4.880%	9/15/30	160	162
[5]	Ford Credit Auto Owner Trust Class B Series 2025-A	4.890%	2/15/31	700	707
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	200	195
[5]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/31	490	509
[4,5]	Ford Credit Floorplan Master Owner Trust A Class A Series 2024-4	4.400%	9/15/31	1,550	1,552
3

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/29	490	489
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-4	4.610%	9/15/31	200	199
[4,5]	Ford Credit Floorplan Master Owner Trust Class A Series 2024-2	5.240%	4/15/31	1,050	1,084
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	750	763
[5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2025-1	4.630%	4/15/30	4,300	4,347
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-1	5.480%	4/15/29	620	629
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/31	430	442
[5]	Ford Credit Floorplan Master Owner Trust Class B Series 2025-1	4.840%	4/15/30	370	372
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	6.155%	11/25/43	154	156
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.655%	2/25/44	1,494	1,501
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	5.555%	5/25/44	852	856
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.355%	10/25/44	99	99
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	5.555%	3/25/44	485	486
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	5.555%	8/25/44	898	902
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	5.255%	1/25/45	171	170
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	5.405%	5/25/45	549	549
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	5.255%	2/25/45	366	365
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	210	213
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/28	550	548
[5]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/29	410	412
[5]	Gm Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/29	320	322
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	50	50
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/29	90	91
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/29	130	132
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/30	300	307
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-4	4.670%	5/16/30	100	101
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2025-1	5.000%	8/16/30	60	61
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/35	340	348
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	390	408
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	710	726
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	60	58
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/36	150	158
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/36	210	215
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2025-1	4.800%	12/11/37	110	111
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	100	96
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2025-1	5.000%	12/11/37	780	784
[5,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.846%	11/19/35	6	5
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/30	300	309
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	890	912
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/29	280	283
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/31	120	123
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/29	260	262
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2025-2A	4.960%	3/15/30	210	211
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	73
[5,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	10
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	195
[5,6]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	100	98
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	169	157
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	450	406
[5]	GS Mortgage Securities Trust Class AS Series 2020-GC47	2.731%	5/12/53	60	53
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.542%	9/10/47	410	327
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.790%	10/10/48	110	76
[4,5]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/29	420	426
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/29	260	263
[4,5]	Hertz Vehicle Financing LLC Class A Series 2022-2A	2.330%	6/26/28	290	278
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	130	131
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	240	241
[4,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/31	410	416
[4,5]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/31	310	312
[4,5]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/32	210	214
[4,5,6]	Hudson Yards Mortgage Trust Class A Series 2025-SPRL	5.649%	1/13/40	320	330
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	241	245
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/32	419	423
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/33	933	936
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	200	203
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/29	220	223
[5]	Hyundai Auto Receivables Trust Class A Series 2025-A	4.760%	6/15/32	510	512
[5]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/29	540	561
[5]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/31	290	296
[5]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/30	250	254
4

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Hyundai Auto Receivables Trust Class B Series 2024-C	4.670%	1/15/31	100	101
[5]	Hyundai Auto Receivables Trust Class B Series 2025-A	4.610%	4/15/31	180	181
[5]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/31	240	245
[5]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/31	470	480
[5]	Hyundai Auto Receivables Trust Class C Series 2024-C	4.860%	2/17/32	270	271
[5]	Hyundai Auto Receivables Trust Class C Series 2025-B	4.920%	7/15/32	310	313
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.769%	11/15/43	15	15
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	270	267
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	244
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	197
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	10
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	155
[4,5]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	140	141
[4,5]	LAD Auto Receivables Trust Class A4 Series 2024-3A	4.600%	12/17/29	200	201
[4,5]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/29	120	123
[4,5]	LAD Auto Receivables Trust Class B Series 2024-3A	4.740%	1/15/30	220	221
[4,5]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/29	70	71
[4,5]	LAD Auto Receivables Trust Class C Series 2024-3A	4.930%	3/15/30	180	181
[4,5]	LAD Auto Receivables Trust Class C Series 2025-1A	5.110%	7/15/30	230	233
[4,5]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/31	60	62
[4,5]	LAD Auto Receivables Trust Class D Series 2024-3A	5.180%	2/17/32	120	120
[4,5]	LAD Auto Receivables Trust Class D Series 2025-1A	5.520%	5/17/32	480	486
[4,5]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/32	310	317
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	6.683%	7/25/33	2	2
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	6.210%	2/25/33	3	3
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	73
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.112%	7/15/46	70	62
[5]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	70	69
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	175	155
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/51	220	218
[5]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	260	243
[5,6]	Morgan Stanley Capital I Trust Class AS Series 2018-L1	4.637%	10/15/51	390	381
[5,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.075%	6/25/36	28	27
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	192	183
[4,5]	Navient Education Loan Trust Class A Series 2025-A	5.020%	7/15/55	560	563
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	44	43
[4,5,6]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	6.004%	3/15/72	53	53
[4,5]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	190	192
[5]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/29	180	182
[5]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/29	240	243
[4,5]	Onemain Financial Issuance Trust Class A Series 2025-1A	4.820%	7/14/38	2,510	2,524
[4,5]	Onemain Financial Issuance Trust Class B Series 2025-1A	5.050%	7/14/38	280	282
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	105	103
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	95	95
[4,5]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/41	337	323
[4,5]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/41	288	275
[4,5]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/41	440	415
[4,5]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/41	789	744
[4,5]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/9/29	1,120	1,053
[4,5]	Progress Residential Trust Class A Series 2025-SFR1	3.400%	2/17/42	990	938
[4,5]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/42	380	358
[4,5,8]	Progress Residential Trust Class A Series 2025-SFR3	3.390%	7/17/30	780	733
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	100	98
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	100	100
[4,5]	Progress Residential Trust Class B Series 2025-SFR1	3.650%	2/17/42	170	161
[4,5,8]	Progress Residential Trust Class B Series 2025-SFR3	3.390%	7/17/30	320	294
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA2	5.631%	8/25/36	111	78
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA3	6.256%	9/25/36	35	19
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	165	166
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	309	312
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	165	167
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/33	250	250
[5]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/29	330	336
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/29	890	903
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-4	4.930%	9/17/29	480	483
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/29	600	601
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	90	91
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/31	260	269
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/30	180	182
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/30	330	337
5

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/30	950	970
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/31	2,000	2,008
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/31	360	372
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/31	1,010	1,038
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-5	5.140%	2/17/32	1,910	1,927
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-1	5.430%	3/17/31	370	376
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-2	5.470%	5/15/31	1,590	1,617
[4,5]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/29	460	465
[4,5]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/30	210	214
[4,5]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/30	210	214
[4,5]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/31	130	130
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/29	50	51
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/30	140	142
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/31	113	113
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/31	48	49
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/32	100	100
[4,5]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/32	70	70
[4,5]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/30	160	164
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/31	160	163
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/30	190	195
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/31	270	272
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2025-1A	5.110%	2/20/31	70	72
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2025-2A	4.850%	7/21/31	160	161
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/32	220	225
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/32	220	225
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-3A	4.980%	10/20/32	440	443
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-1A	5.200%	10/20/32	430	436
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-2A	5.050%	4/20/33	680	683
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	35	34
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	115	113
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	168	166
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	17	17
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	9	9
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-AA	5.080%	8/20/29	400	401
[4,5]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/54	1,771	1,801
[5]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/31	2,580	2,604
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	120	121
[4,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/29	190	193
[4,5]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/31	190	194
[4,5]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/49	926	940
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	540	488
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2024-1A	5.160%	11/25/36	720	742
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2025-1A	4.650%	5/25/38	2,520	2,554
[4,5]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/27	820	830
[4,5]	Tricon Residential Trust Class A Series 2024-SFR4	4.300%	11/17/41	598	590
[4,5]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/41	240	236
[4,5]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/54	607	617
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	210	206
[4,5]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/32	1,227	1,225
[4,5]	USAA Auto Owner Trust Class A4 Series 2024-A	4.970%	12/17/29	180	183
[4,5]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/31	130	135
[4,5]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/31	380	388
[4,5]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/32	810	825
[5]	Verizon Master Trust Class B Series 2025-1	4.940%	1/21/31	180	182
[4,5]	Verizon Master Trust Class B Series 2025-2	5.160%	1/20/33	240	244
[4,5]	Verizon Master Trust Class B Series 2025-4	5.020%	3/21/33	600	606
[4,5]	Verizon Master Trust Class C Series 2023-6	5.050%	9/22/31	500	502
[4,5]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/31	470	482
[4,5]	Verizon Master Trust Class C Series 2024-5	5.490%	6/21/32	230	234
[4,5]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/32	270	267
[5]	Verizon Master Trust Class C Series 2024-8	4.990%	11/20/30	270	272
[5]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/31	70	71
[4,5]	Verizon Master Trust Class C Series 2025-2	5.340%	1/20/33	220	224
[4,5]	Verizon Master Trust Class C Series 2025-4	5.200%	3/21/33	320	323
[5]	Verizon Master Trust Class C Series 2025-5	4.840%	6/20/31	250	251
[4,5]	Verizon Master Trust Class C Series 2025-6	5.060%	6/21/33	180	180
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class 1A7 Series 2003-AR9	6.526%	9/25/33	3	3
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class A Series 2002-AR18	6.267%	1/25/33	2	2
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class A7 Series 2003-AR7	6.478%	8/25/33	2	2
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	200	196
6

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	117
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	73
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	74
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	210	208
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	90	89
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	220	219
[5]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C48	4.302%	1/15/52	70	69
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	177	110
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.673%	9/15/58	115	107
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	73
[5,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	7.379%	10/25/36	33	30
[4,5]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/49	204	196
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	704	665
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	194	172
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	54
[5]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/29	360	365
[5]	World Omni Auto Receivables Trust Class B Series 2025-A	5.080%	11/15/30	210	214
[5]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/30	180	183
[5]	World Omni Auto Receivables Trust Class C Series 2025-A	5.170%	10/15/31	290	294
[5]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/29	490	497
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $135,415)					136,309
Corporate Bonds (78.7%)
Communications (4.2%)
[4]	AMC Networks Inc.	10.250%	1/15/29	115	119
	AMC Networks Inc.	4.250%	2/15/29	45	36
[4,8]	AMC Networks Inc.	10.500%	7/15/32	80	81
	AT&T Inc.	2.950%	7/15/26	860	847
	AT&T Inc.	2.300%	6/1/27	3,066	2,955
	AT&T Inc.	1.650%	2/1/28	2,090	1,961
	AT&T Inc.	4.100%	2/15/28	1,770	1,763
	AT&T Inc.	4.350%	3/1/29	1,347	1,350
	AT&T Inc.	4.300%	2/15/30	3,021	3,012
	AT&T Inc.	4.700%	8/15/30	2,745	2,770
	British Telecommunications plc	5.125%	12/4/28	870	889
[4]	British Telecommunications plc	3.250%	11/8/29	1,222	1,159
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	120	120
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	80	78
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	15	14
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	6,481	6,607
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	2,080	2,040
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	2,790	2,765
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	3,181	2,931
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	1,228	1,240
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	615	644
	Comcast Corp.	3.150%	2/15/28	1,141	1,112
	Comcast Corp.	3.550%	5/1/28	1,440	1,416
	Comcast Corp.	5.100%	6/1/29	1,320	1,362
	Comcast Corp.	3.400%	4/1/30	2,900	2,783
[4]	CSC Holdings LLC	11.750%	1/31/29	130	123
[4]	CSC Holdings LLC	4.125%	12/1/30	70	50
[4]	CSC Holdings LLC	4.500%	11/15/31	70	49
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	44	44
	Discovery Communications LLC	3.950%	3/20/28	11	11
[4]	DISH Network Corp.	11.750%	11/15/27	91	94
	Expedia Group Inc.	4.625%	8/1/27	2,811	2,822
	Fox Corp.	4.709%	1/25/29	1,070	1,079
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	80	80
[4]	Level 3 Financing Inc.	10.000%	10/15/32	38	39
[4]	Midcontinent Communications	8.000%	8/15/32	170	180
	Netflix Inc.	5.875%	11/15/28	7,605	8,016
	Paramount Global	2.900%	1/15/27	651	634
	Paramount Global	3.375%	2/15/28	110	106
	Paramount Global	3.700%	6/1/28	265	258
	Paramount Global	4.200%	6/1/29	500	487
	Paramount Global	4.950%	1/15/31	2,420	2,352
	Paramount Global	6.375%	3/30/62	80	78
	Rogers Communications Inc.	3.200%	3/15/27	1,505	1,476
	Rogers Communications Inc.	5.000%	2/15/29	3,040	3,084
	Rogers Communications Inc.	7.000%	4/15/55	170	174
7

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	15	13
[4]	Scripps Escrow Inc.	5.875%	7/15/27	60	53
	Sprint Capital Corp.	6.875%	11/15/28	4,820	5,174
	Take-Two Interactive Software Inc.	3.700%	4/14/27	990	980
	Take-Two Interactive Software Inc.	4.950%	3/28/28	900	914
	TCI Communications Inc.	7.125%	2/15/28	37	40
	Telefonica Emisiones SA	4.103%	3/8/27	2,751	2,737
	T-Mobile USA Inc.	3.750%	4/15/27	6,127	6,065
	T-Mobile USA Inc.	2.050%	2/15/28	795	751
	T-Mobile USA Inc.	4.950%	3/15/28	2,422	2,463
	T-Mobile USA Inc.	4.800%	7/15/28	775	786
	T-Mobile USA Inc.	4.850%	1/15/29	2,630	2,669
	T-Mobile USA Inc.	3.375%	4/15/29	1,406	1,354
	T-Mobile USA Inc.	4.200%	10/1/29	2,015	2,001
	T-Mobile USA Inc.	3.875%	4/15/30	910	884
	Uber Technologies Inc.	4.300%	1/15/30	7,531	7,504
[4]	Univision Communications Inc.	8.000%	8/15/28	10	10
[4]	Univision Communications Inc.	7.375%	6/30/30	10	10
[4]	Univision Communications Inc.	8.500%	7/31/31	320	320
	Verizon Communications Inc.	2.100%	3/22/28	5,312	5,033
	Verizon Communications Inc.	4.016%	12/3/29	3,616	3,567
	Verizon Communications Inc.	3.150%	3/22/30	1,663	1,575
[8]	Warnermedia Holdings Inc.	3.755%	3/15/27	23	22
					106,215
Consumer Discretionary (4.4%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	100	97
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	35	34
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/29	15	15
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	80	78
	American Honda Finance Corp.	4.900%	7/9/27	1,875	1,898
	American Honda Finance Corp.	4.450%	10/22/27	1,250	1,254
	American Honda Finance Corp.	4.400%	9/5/29	2,695	2,684
	Asbury Automotive Group Inc.	4.500%	3/1/28	15	15
	AutoZone Inc.	3.750%	6/1/27	500	495
	AutoZone Inc.	4.500%	2/1/28	2,040	2,055
	AutoZone Inc.	6.250%	11/1/28	600	636
	AutoZone Inc.	3.750%	4/18/29	970	948
	AutoZone Inc.	5.100%	7/15/29	1,275	1,308
[4]	Belron UK Finance plc	5.750%	10/15/29	60	60
[4]	BMW US Capital LLC	3.450%	4/1/27	275	271
[4]	BMW US Capital LLC	4.600%	8/13/27	1,290	1,297
	BorgWarner Inc.	4.950%	8/15/29	450	456
[4]	Carnival Corp.	5.875%	6/15/31	70	71
[4]	Champ Acquisition Corp.	8.375%	12/1/31	15	16
[4]	Churchill Downs Inc.	5.500%	4/1/27	70	70
[4]	Churchill Downs Inc.	4.750%	1/15/28	65	64
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/30	55	57
	Dana Inc.	5.625%	6/15/28	35	35
	eBay Inc.	5.950%	11/22/27	945	981
	eBay Inc.	2.700%	3/11/30	477	442
[4]	ERAC USA Finance LLC	3.300%	12/1/26	100	99
[4]	ERAC USA Finance LLC	5.000%	2/15/29	1,448	1,483
[4,9]	Flutter Treasury DAC	4.000%	6/4/31	352	414
[4]	Flutter Treasury DAC	5.875%	6/4/31	65	65
	Ford Motor Co.	6.625%	10/1/28	710	746
	Ford Motor Credit Co. LLC	6.950%	6/10/26	260	264
	Ford Motor Credit Co. LLC	2.700%	8/10/26	380	370
	Ford Motor Credit Co. LLC	5.125%	11/5/26	2,695	2,690
	Ford Motor Credit Co. LLC	4.271%	1/9/27	200	197
	Ford Motor Credit Co. LLC	5.800%	3/5/27	2,535	2,554
	Ford Motor Credit Co. LLC	5.850%	5/17/27	1,285	1,295
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,395	1,386
	Ford Motor Credit Co. LLC	4.125%	8/17/27	1,120	1,094
	Ford Motor Credit Co. LLC	3.815%	11/2/27	235	227
	Ford Motor Credit Co. LLC	7.350%	11/4/27	2,350	2,441
	Ford Motor Credit Co. LLC	2.900%	2/16/28	400	375
	Ford Motor Credit Co. LLC	6.800%	5/12/28	1,025	1,059
	Ford Motor Credit Co. LLC	6.798%	11/7/28	1,765	1,829
	Ford Motor Credit Co. LLC	5.800%	3/8/29	570	571
8

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	5.113%	5/3/29	420	411
	Ford Motor Credit Co. LLC	5.303%	9/6/29	2,695	2,647
	General Motors Financial Co. Inc.	4.350%	1/17/27	820	815
	General Motors Financial Co. Inc.	2.350%	2/26/27	1,135	1,094
	General Motors Financial Co. Inc.	5.000%	4/9/27	2,226	2,240
	General Motors Financial Co. Inc.	5.400%	5/8/27	2,275	2,309
	General Motors Financial Co. Inc.	5.000%	7/15/27	680	684
	General Motors Financial Co. Inc.	5.350%	7/15/27	1,670	1,695
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,985	1,906
	General Motors Financial Co. Inc.	5.050%	4/4/28	3,130	3,154
	General Motors Financial Co. Inc.	2.400%	4/10/28	870	818
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,865	1,734
	General Motors Financial Co. Inc.	5.800%	1/7/29	1,330	1,370
	General Motors Financial Co. Inc.	4.300%	4/6/29	1,420	1,389
	General Motors Financial Co. Inc.	4.900%	10/6/29	3,080	3,076
	General Motors Financial Co. Inc.	5.850%	4/6/30	345	356
	General Motors Financial Co. Inc.	3.600%	6/21/30	330	309
	General Motors Financial Co. Inc.	5.450%	7/15/30	2,255	2,288
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	100	98
	Goodyear Tire & Rubber Co.	6.625%	7/15/30	165	168
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	2,144	2,084
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	50	51
	Home Depot Inc.	4.750%	6/25/29	1,670	1,705
	Honda Motor Co. Ltd.	2.534%	3/10/27	1,860	1,805
	Hyatt Hotels Corp.	5.250%	6/30/29	1,310	1,333
	Lennar Corp.	5.250%	6/1/26	1,755	1,759
[4]	Lithia Motors Inc.	4.625%	12/15/27	95	94
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	220	223
	Lowe's Cos. Inc.	1.300%	4/15/28	708	655
	Lowe's Cos. Inc.	1.700%	9/15/28	355	328
	Marriott International Inc.	5.000%	10/15/27	1,735	1,763
	McDonald's Corp.	3.500%	7/1/27	900	889
[4]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	960	968
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	2,190	2,216
[4]	Mercedes-Benz Finance North America LLC	5.100%	8/3/28	2,415	2,457
	MGM Resorts International	6.125%	9/15/29	170	173
	Mohawk Industries Inc.	5.850%	9/18/28	450	468
[4]	NCL Corp. Ltd.	5.875%	2/15/27	38	38
[4]	NCL Corp. Ltd.	8.125%	1/15/29	225	237
[4]	NCL Corp. Ltd.	6.750%	2/1/32	50	51
	Newell Brands Inc.	6.375%	9/15/27	105	106
[4]	Newell Brands Inc.	8.500%	6/1/28	145	153
	Newell Brands Inc.	6.625%	9/15/29	46	46
	Newell Brands Inc.	7.000%	4/1/46	35	30
	O'Reilly Automotive Inc.	5.750%	11/20/26	950	967
	President & Fellows of Harvard College	4.887%	3/15/30	1,400	1,438
[4]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	35	35
[4]	Saks Global Enterprises LLC	11.000%	12/15/29	20	8
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	4/15/27	25	25
	Starbucks Corp.	2.000%	3/12/27	116	112
	Starbucks Corp.	4.500%	5/15/28	1,800	1,809
	Toll Brothers Finance Corp.	3.800%	11/1/29	262	254
	Toyota Motor Credit Corp.	5.000%	3/19/27	1,965	1,994
	Toyota Motor Credit Corp.	3.050%	3/22/27	4,445	4,365
	Toyota Motor Credit Corp.	4.500%	5/14/27	1,720	1,732
	Toyota Motor Credit Corp.	4.550%	9/20/27	2,640	2,668
	Toyota Motor Credit Corp.	4.350%	10/8/27	2,335	2,345
	Toyota Motor Credit Corp.	4.625%	1/12/28	1,073	1,086
	Toyota Motor Credit Corp.	4.650%	1/5/29	1,170	1,185
	Toyota Motor Credit Corp.	5.050%	5/16/29	2,175	2,235
	Toyota Motor Credit Corp.	4.550%	8/9/29	720	726
[4,8]	Vail Resorts Inc.	5.625%	7/15/30	95	95
[9]	Volkswagen Financial Services AG	3.625%	5/19/29	1,000	1,192
[4]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	1,495	1,512
[4]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	300	305
[4]	Volkswagen Group of America Finance LLC	5.650%	9/12/28	1,125	1,150
[4]	Wayfair LLC	7.250%	10/31/29	20	20
	Whirlpool Corp.	6.125%	6/15/30	60	61
9

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	230	225
					110,233
Consumer Staples (5.2%)
	Altria Group Inc.	2.625%	9/16/26	1,000	980
	Altria Group Inc.	4.875%	2/4/28	2,510	2,544
	Altria Group Inc.	6.200%	11/1/28	380	401
	Altria Group Inc.	4.800%	2/14/29	321	325
	BAT Capital Corp.	3.215%	9/6/26	3,527	3,478
	BAT Capital Corp.	4.700%	4/2/27	3,335	3,351
	BAT Capital Corp.	3.557%	8/15/27	8,167	8,034
	BAT Capital Corp.	2.259%	3/25/28	3,800	3,595
	BAT Capital Corp.	4.906%	4/2/30	2,025	2,052
	BAT International Finance plc	4.448%	3/16/28	2,555	2,560
	BAT International Finance plc	5.931%	2/2/29	8,275	8,685
[9]	British American Tobacco plc	3.000%	Perpetual	1,000	1,169
	Campbell's Co.	5.200%	3/19/27	4,480	4,546
	Campbell's Co.	4.150%	3/15/28	1,090	1,086
	Campbell's Co.	5.200%	3/21/29	1,545	1,582
	Cencosud SA	4.375%	7/17/27	400	397
	Clorox Co.	1.800%	5/15/30	700	619
	Conagra Brands Inc.	5.300%	10/1/26	1,265	1,278
	Conagra Brands Inc.	1.375%	11/1/27	592	552
	Constellation Brands Inc.	3.500%	5/9/27	915	901
	Constellation Brands Inc.	4.350%	5/9/27	2,270	2,270
	Constellation Brands Inc.	4.800%	5/1/30	845	851
[9]	Danone SA	1.000%	Perpetual	700	795
	Diageo Capital plc	5.300%	10/24/27	1,640	1,681
	Dollar General Corp.	4.625%	11/1/27	1,250	1,258
[4]	Energizer Holdings Inc.	4.750%	6/15/28	135	131
	General Mills Inc.	4.875%	1/30/30	1,710	1,738
[4,8]	Imperial Brands Finance plc	4.500%	6/30/28	540	540
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.125%	2/1/28	490	502
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.500%	1/15/30	584	600
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	170	176
	Keurig Dr Pepper Inc.	4.597%	5/25/28	2,610	2,631
	Keurig Dr Pepper Inc.	3.950%	4/15/29	375	369
	Keurig Dr Pepper Inc.	3.200%	5/1/30	860	811
	Keurig Dr Pepper Inc.	4.600%	5/15/30	1,120	1,125
	Kraft Heinz Foods Co.	3.000%	6/1/26	600	592
	Kraft Heinz Foods Co.	3.875%	5/15/27	2,779	2,757
	Kraft Heinz Foods Co.	3.750%	4/1/30	365	353
	Kroger Co.	2.200%	5/1/30	2,450	2,216
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	150	149
[4]	Mars Inc.	4.450%	3/1/27	3,150	3,163
[4]	Mars Inc.	4.600%	3/1/28	10,185	10,269
[4]	Mars Inc.	4.550%	4/20/28	1,430	1,444
[4]	Mars Inc.	4.800%	3/1/30	7,885	7,988
	McCormick & Co. Inc.	3.400%	8/15/27	600	590
	Molson Coors Beverage Co.	3.000%	7/15/26	1,095	1,079
[4]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	1,990	1,918
	Mondelez International Inc.	2.625%	3/17/27	120	117
	Mondelez International Inc.	4.750%	2/20/29	133	135
	Mondelez International Inc.	2.750%	4/13/30	680	631
	Mondelez International Inc.	4.500%	5/6/30	835	834
[4]	Opal Bidco SAS	6.500%	3/31/32	60	61
[4]	Performance Food Group Inc.	5.500%	10/15/27	95	95
	Philip Morris International Inc.	4.750%	2/12/27	635	641
	Philip Morris International Inc.	4.375%	11/1/27	1,265	1,271
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,728
	Philip Morris International Inc.	4.875%	2/15/28	3,555	3,615
	Philip Morris International Inc.	3.125%	3/2/28	1,057	1,030
	Philip Morris International Inc.	4.125%	4/28/28	2,510	2,505
	Philip Morris International Inc.	5.250%	9/7/28	3,950	4,068
	Philip Morris International Inc.	4.875%	2/13/29	4,150	4,222
[9]	Philip Morris International Inc.	2.750%	6/6/29	500	583
	Philip Morris International Inc.	3.375%	8/15/29	435	420
	Philip Morris International Inc.	4.625%	11/1/29	2,460	2,484
	Philip Morris International Inc.	5.625%	11/17/29	205	215
	Philip Morris International Inc.	5.125%	2/15/30	3,280	3,375
10

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.375%	4/30/30	1,725	1,720
	Sysco Corp.	3.250%	7/15/27	1,140	1,118
	Sysco Corp.	2.400%	2/15/30	350	320
	Tyson Foods Inc.	3.550%	6/2/27	2,000	1,973
[4]	US Foods Inc.	6.875%	9/15/28	90	93
					131,385
Energy (6.2%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	35	35
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	800	775
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	1,955	1,916
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	155	155
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	270	282
	Boardwalk Pipelines LP	4.800%	5/3/29	255	258
	BP Capital Markets America Inc.	3.937%	9/21/28	1,260	1,250
	BP Capital Markets America Inc.	4.234%	11/6/28	465	465
	BP Capital Markets America Inc.	3.633%	4/6/30	490	476
	BP Capital Markets plc	3.279%	9/19/27	1,722	1,690
	BP Capital Markets plc	3.723%	11/28/28	640	630
[9]	BP Capital Markets plc	3.625%	Perpetual	700	818
	Canadian Natural Resources Ltd.	3.850%	6/1/27	4,001	3,962
	Cenovus Energy Inc.	4.250%	4/15/27	32	32
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,070	2,090
	Cheniere Energy Inc.	4.625%	10/15/28	4,122	4,116
[4]	Civitas Resources Inc.	8.375%	7/1/28	115	118
[4]	Civitas Resources Inc.	8.750%	7/1/31	90	91
[4]	Civitas Resources Inc.	9.625%	6/15/33	30	31
[4]	Continental Resources Inc.	2.268%	11/15/26	1,000	967
	Coterra Energy Inc.	3.900%	5/15/27	912	901
	DCP Midstream Operating LP	5.625%	7/15/27	58	59
	DCP Midstream Operating LP	5.125%	5/15/29	3,031	3,078
	Devon Energy Corp.	4.500%	1/15/30	580	573
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	85	88
	Diamondback Energy Inc.	3.250%	12/1/26	2,295	2,262
	Diamondback Energy Inc.	5.200%	4/18/27	827	839
	Diamondback Energy Inc.	3.500%	12/1/29	3,189	3,050
	Diamondback Energy Inc.	5.150%	1/30/30	1,220	1,247
[4]	DT Midstream Inc.	4.125%	6/15/29	75	72
	Ecopetrol SA	8.625%	1/19/29	190	201
	Empresa Nacional del Petroleo	5.250%	11/6/29	950	956
	Enbridge Inc.	1.600%	10/4/26	1,700	1,643
	Enbridge Inc.	5.900%	11/15/26	1,910	1,946
	Enbridge Inc.	4.250%	12/1/26	1,265	1,263
	Enbridge Inc.	5.250%	4/5/27	1,120	1,137
	Enbridge Inc.	3.700%	7/15/27	1,340	1,323
	Enbridge Inc.	6.000%	11/15/28	1,495	1,570
	Enbridge Inc.	5.300%	4/5/29	3,325	3,417
	Enbridge Inc.	3.125%	11/15/29	1,035	978
	Energy Transfer LP	3.900%	7/15/26	392	390
	Energy Transfer LP	6.050%	12/1/26	2,070	2,114
	Energy Transfer LP	4.400%	3/15/27	5,940	5,940
	Energy Transfer LP	5.500%	6/1/27	2,980	3,034
	Energy Transfer LP	4.000%	10/1/27	741	736
	Energy Transfer LP	5.550%	2/15/28	2,163	2,226
	Energy Transfer LP	4.950%	5/15/28	2,355	2,387
	Energy Transfer LP	4.950%	6/15/28	379	384
	Energy Transfer LP	6.100%	12/1/28	1,250	1,313
	Energy Transfer LP	5.250%	4/15/29	5,010	5,130
	Energy Transfer LP	5.250%	7/1/29	1,690	1,732
	Energy Transfer LP	4.150%	9/15/29	2,640	2,602
	Energy Transfer LP	5.200%	4/1/30	750	766
	Enterprise Products Operating LLC	2.800%	1/31/30	1,010	947
[4]	EQT Corp.	7.500%	6/1/27	105	107
	EQT Corp.	3.900%	10/1/27	1,568	1,547
[4]	EQT Corp.	4.500%	1/15/29	2	2
	EQT Corp.	5.000%	1/15/29	20	20
	EQT Corp.	7.000%	2/1/30	237	257
[4]	EQT Corp.	7.500%	6/1/30	2	2
[4]	Excelerate Energy LP	8.000%	5/15/30	270	285
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/33	20	21
11

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Halliburton Co.	2.920%	3/1/30	970	903
[4]	Helmerich & Payne Inc.	4.650%	12/1/27	965	956
[4]	Helmerich & Payne Inc.	4.850%	12/1/29	565	539
	Hess Corp.	7.875%	10/1/29	480	540
[4]	Hess Midstream Operations LP	6.500%	6/1/29	75	77
	Kinder Morgan Inc.	1.750%	11/15/26	1,250	1,209
	Kinder Morgan Inc.	5.000%	2/1/29	2,010	2,042
	Kinder Morgan Inc.	5.150%	6/1/30	540	552
[4]	Kinetik Holdings LP	6.625%	12/15/28	110	112
	Marathon Petroleum Corp.	5.125%	12/15/26	2,288	2,308
	Marathon Petroleum Corp.	3.800%	4/1/28	981	967
	Marathon Petroleum Corp.	5.150%	3/1/30	4,409	4,496
	MPLX LP	4.000%	3/15/28	540	535
	MPLX LP	4.800%	2/15/29	370	373
	Occidental Petroleum Corp.	5.000%	8/1/27	965	974
	Occidental Petroleum Corp.	6.375%	9/1/28	3,305	3,437
	Occidental Petroleum Corp.	5.200%	8/1/29	1,600	1,605
	ONEOK Inc.	5.550%	11/1/26	960	973
	ONEOK Inc.	4.000%	7/13/27	300	298
[4]	ONEOK Inc.	5.625%	1/15/28	3,630	3,709
	ONEOK Inc.	4.550%	7/15/28	295	296
	ONEOK Inc.	5.650%	11/1/28	960	995
	ONEOK Inc.	4.350%	3/15/29	2,262	2,245
	ONEOK Inc.	5.375%	6/1/29	790	807
	ONEOK Inc.	3.100%	3/15/30	270	252
	Ovintiv Inc.	5.650%	5/15/28	1,845	1,897
[4]	Permian Resources Operating LLC	5.375%	1/15/26	65	65
[4]	Permian Resources Operating LLC	8.000%	4/15/27	90	92
	Pertamina Persero PT	1.400%	2/9/26	567	556
	Petrobras Global Finance BV	5.999%	1/27/28	100	102
	Petroleos Mexicanos	4.500%	1/23/26	418	412
	Petroleos Mexicanos	6.875%	8/4/26	1,390	1,389
	Petroleos Mexicanos	6.490%	1/23/27	787	783
	Petroleos Mexicanos	6.500%	3/13/27	1,661	1,651
	Petroleos Mexicanos	5.350%	2/12/28	210	202
[5]	Petroleos Mexicanos	8.750%	6/2/29	537	556
[4]	Petronas Capital Ltd.	3.500%	4/21/30	740	711
[4]	Petronas Capital Ltd.	4.950%	1/3/31	1,476	1,505
	Phillips 66	3.900%	3/15/28	360	356
	Phillips 66 Co.	4.950%	12/1/27	1,850	1,879
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	1,679	1,681
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	680	650
	Range Resources Corp.	8.250%	1/15/29	130	134
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,088	1,094
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	3,195	3,214
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,325	1,318
[4]	Schlumberger Holdings Corp.	5.000%	5/29/27	1,495	1,515
[4]	Schlumberger Holdings Corp.	5.000%	11/15/29	1,060	1,088
[10]	Southern Gas Corridor CJSC	6.875%	3/24/26	1,230	1,245
	Spectra Energy Partners LP	3.375%	10/15/26	596	588
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	225	231
	Targa Resources Corp.	5.200%	7/1/27	1,800	1,824
	Targa Resources Corp.	6.150%	3/1/29	645	679
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	129	129
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	160	163
[9]	TotalEnergies SE	1.625%	Perpetual	600	677
[9]	TotalEnergies SE	2.000%	Perpetual	400	461
	TransCanada PipeLines Ltd.	4.250%	5/15/28	2,850	2,841
	TransCanada PipeLines Ltd.	4.100%	4/15/30	1,595	1,563
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,040	1,030
[4]	Transocean Inc.	8.250%	5/15/29	95	88
[4]	Transocean Inc.	8.750%	2/15/30	64	66
[4]	Valaris Ltd.	8.375%	4/30/30	15	15
	Valero Energy Corp.	5.150%	2/15/30	440	449
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	485	458
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	40	41
[4]	Venture Global LNG Inc.	9.500%	2/1/29	580	632
[4]	Venture Global LNG Inc.	8.375%	6/1/31	25	26
	VENTURE GLOBAL PLAQUE	6.500%	1/15/34	75	75
	Western Midstream Operating LP	4.650%	7/1/26	115	115
12

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Midstream Operating LP	4.500%	3/1/28	365	363
	Western Midstream Operating LP	4.050%	2/1/30	440	423
	Williams Cos. Inc.	3.750%	6/15/27	1,055	1,043
	Williams Cos. Inc.	5.300%	8/15/28	3,275	3,366
	Williams Cos. Inc.	4.900%	3/15/29	4,530	4,593
	Williams Cos. Inc.	4.800%	11/15/29	760	770
					156,706
Financials (29.2%)
[9]	ABN AMRO Bank NV	5.500%	9/21/33	400	501
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	1,120	1,153
[4]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/30	1,400	1,394
[4]	AEGON Funding Co. LLC	5.500%	4/16/27	935	947
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	2,910	2,835
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	1,610	1,646
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	1,320	1,301
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	1,814	1,821
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/28	2,012	2,033
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	2,958	3,061
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	1,255	1,196
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/29	980	997
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/29	2,869	2,870
	Affiliated Managers Group Inc.	3.300%	6/15/30	900	844
	Aflac Inc.	3.600%	4/1/30	225	219
	Air Lease Corp.	5.300%	2/1/28	736	752
	Air Lease Corp.	4.625%	10/1/28	2,185	2,199
	Air Lease Corp.	5.100%	3/1/29	1,950	1,992
	Air Lease Corp.	3.000%	2/1/30	1,825	1,707
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	70	71
	Allstate Corp.	5.050%	6/24/29	1,800	1,847
	Ally Financial Inc.	5.737%	5/15/29	1,715	1,746
	American Express Co.	2.550%	3/4/27	2,030	1,977
	American Express Co.	5.098%	2/16/28	1,060	1,072
	American Express Co.	5.043%	7/26/28	836	848
	American Express Co.	5.282%	7/27/29	807	830
	American Express Co.	5.532%	4/25/30	900	936
	American Express Co.	5.085%	1/30/31	1,420	1,452
	American International Group Inc.	4.850%	5/7/30	895	909
[4]	American National Global Funding	5.550%	1/28/30	680	695
	American National Group Inc.	5.750%	10/1/29	806	826
	Ameriprise Financial Inc.	5.700%	12/15/28	1,700	1,781
[4]	AmWINS Group Inc.	6.375%	2/15/29	105	107
[4]	AmWINS Group Inc.	4.875%	6/30/29	75	73
[4]	Antares Holdings LP	2.750%	1/15/27	758	728
[4]	Antares Holdings LP	7.950%	8/11/28	750	792
[4]	Antares Holdings LP	6.350%	10/23/29	652	658
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	1,000	975
	Aon North America Inc.	5.125%	3/1/27	600	607
	Aon North America Inc.	5.150%	3/1/29	1,980	2,028
	Ares Capital Corp.	7.000%	1/15/27	682	704
	Ares Capital Corp.	2.875%	6/15/28	700	660
	Ares Capital Corp.	5.875%	3/1/29	1,676	1,708
	Ares Capital Corp.	5.950%	7/15/29	3,448	3,528
	Ares Strategic Income Fund	5.700%	3/15/28	1,084	1,092
[4]	Ares Strategic Income Fund	5.450%	9/9/28	1,368	1,368
	Ares Strategic Income Fund	6.350%	8/15/29	1,720	1,764
	Arthur J Gallagher & Co.	4.600%	12/15/27	734	740
	Arthur J Gallagher & Co.	4.850%	12/15/29	812	824
	Associated Banc-Corp	6.455%	8/29/30	200	205
	Assurant Inc.	4.900%	3/27/28	83	84
	Athene Holding Ltd.	4.125%	1/12/28	1,145	1,134
[9]	Athora Holding Ltd.	6.625%	6/16/28	400	507
[11]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	850	575
[6,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.147%	5/16/33	570	385
[9]	AXA SA	3.250%	5/28/49	900	1,060
[9]	Banco de Sabadell SA	5.125%	6/27/34	200	247
	Banco Santander SA	5.294%	8/18/27	760	773
	Banco Santander SA	5.365%	7/15/28	2,400	2,443
	Banco Santander SA	6.607%	11/7/28	940	1,002
	Bank of America Corp.	1.734%	7/22/27	5,075	4,933
13

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	5.933%	9/15/27	2,110	2,147
	Bank of America Corp.	3.824%	1/20/28	2,400	2,380
	Bank of America Corp.	2.551%	2/4/28	3,064	2,978
	Bank of America Corp.	3.705%	4/24/28	1,660	1,641
	Bank of America Corp.	4.376%	4/27/28	3,495	3,494
	Bank of America Corp.	4.948%	7/22/28	2,990	3,024
	Bank of America Corp.	6.204%	11/10/28	2,200	2,289
	Bank of America Corp.	3.419%	12/20/28	6,059	5,921
	Bank of America Corp.	3.970%	3/5/29	540	534
	Bank of America Corp.	5.202%	4/25/29	3,226	3,297
	Bank of America Corp.	2.087%	6/14/29	720	675
	Bank of America Corp.	4.271%	7/23/29	600	598
	Bank of America Corp.	3.194%	7/23/30	1,140	1,085
	Bank of America Corp.	5.162%	1/24/31	1,700	1,743
[9]	Bank of Cyprus Pcl	2.500%	6/24/27	262	306
[9]	Bank of Cyprus Pcl	5.000%	5/2/29	438	538
	Bank of New York Mellon Corp.	3.442%	2/7/28	538	532
	Bank of New York Mellon Corp.	4.543%	2/1/29	1,120	1,129
	Bank of New York Mellon Corp.	4.729%	4/20/29	1,120	1,135
	Bank of New York Mellon Corp.	6.317%	10/25/29	335	356
	Bank of New York Mellon Corp.	4.975%	3/14/30	307	314
	Bank of Nova Scotia	5.250%	6/12/28	850	876
	Bank of Nova Scotia	5.130%	2/14/31	1,050	1,069
	Barclays plc	6.496%	9/13/27	380	389
	Barclays plc	2.279%	11/24/27	251	243
	Barclays plc	5.674%	3/12/28	750	764
	Barclays plc	4.836%	5/9/28	300	301
	Barclays plc	5.501%	8/9/28	800	816
	Barclays plc	4.837%	9/10/28	1,754	1,767
	Barclays plc	7.385%	11/2/28	3,770	4,002
	Barclays plc	5.086%	2/25/29	1,638	1,659
	Barclays plc	4.972%	5/16/29	1,300	1,313
	Barclays plc	6.490%	9/13/29	1,830	1,934
	Barclays plc	5.690%	3/12/30	2,470	2,556
	Barclays plc	4.942%	9/10/30	2,510	2,528
[12]	Barclays plc	3.750%	11/22/30	200	273
	Barclays plc	5.367%	2/25/31	3,213	3,281
[9]	Bayerische Landesbank	1.000%	9/23/31	200	230
	Blackstone Secured Lending Fund	5.350%	4/13/28	1,610	1,622
	Blackstone Secured Lending Fund	5.300%	6/30/30	1,750	1,734
	Blue Owl Capital Corp.	3.400%	7/15/26	645	634
	Blue Owl Capital Corp.	5.950%	3/15/29	2,526	2,539
	Blue Owl Capital Corp.	6.200%	7/15/30	1,808	1,827
[4]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	1,032	1,037
[4]	BNP Paribas SA	5.283%	11/19/30	440	448
[4]	BNP Paribas SA	5.085%	5/9/31	635	641
[12]	BNP Paribas SA	2.000%	5/24/31	700	936
[9]	BNP Paribas SA	1.125%	1/15/32	400	459
[9]	BNP Paribas SA	0.875%	8/31/33	400	438
[4,6]	BNP Paribas SA, SOFR + 1.450%	4.792%	5/9/29	285	286
[4]	Boost Newco Borrower LLC	7.500%	1/15/31	25	27
[12]	BPCE SA	5.250%	4/16/29	400	553
[12]	BPCE SA	2.500%	11/30/32	400	516
	Brown & Brown Inc.	4.700%	6/23/28	736	742
	Brown & Brown Inc.	4.500%	3/15/29	905	904
	Brown & Brown Inc.	4.900%	6/23/30	1,357	1,370
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	652	664
	Canadian Imperial Bank of Commerce	4.862%	1/13/28	1,580	1,592
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	1,100	1,112
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	1,510	1,554
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	2,310	2,311
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	830	850
	Capital One Financial Corp.	3.750%	3/9/27	980	972
	Capital One Financial Corp.	1.878%	11/2/27	1,305	1,261
	Capital One Financial Corp.	3.800%	1/31/28	1,000	987
	Capital One Financial Corp.	5.468%	2/1/29	750	768
	Capital One Financial Corp.	6.312%	6/8/29	5,848	6,140
	Capital One Financial Corp.	5.700%	2/1/30	2,752	2,847
	Capital One Financial Corp.	3.273%	3/1/30	1,000	957
	Capital One Financial Corp.	5.463%	7/26/30	5,700	5,867
14

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One NA	5.974%	8/9/28	550	566
	Charles Schwab Corp.	2.450%	3/3/27	817	794
	Charles Schwab Corp.	5.643%	5/19/29	3,900	4,041
	Charles Schwab Corp.	6.196%	11/17/29	2,420	2,568
	Chubb INA Holdings LLC	4.650%	8/15/29	1,557	1,584
[4]	Citadel Finance LLC	5.900%	2/10/30	1,000	1,010
[4]	Citadel Securities Global Holdings LLC	5.500%	6/18/30	900	910
	Citibank NA	4.876%	11/19/27	1,447	1,456
	Citibank NA	5.803%	9/29/28	1,250	1,307
	Citibank NA	4.838%	8/6/29	2,440	2,491
	Citibank NA	4.914%	5/29/30	1,127	1,149
	Citigroup Inc.	3.200%	10/21/26	975	962
	Citigroup Inc.	4.300%	11/20/26	1,034	1,032
	Citigroup Inc.	4.450%	9/29/27	1,104	1,105
	Citigroup Inc.	3.887%	1/10/28	840	832
	Citigroup Inc.	3.070%	2/24/28	1,265	1,237
	Citigroup Inc.	3.668%	7/24/28	1,424	1,402
	Citigroup Inc.	4.125%	7/25/28	200	199
	Citigroup Inc.	3.520%	10/27/28	594	582
	Citigroup Inc.	4.786%	3/4/29	1,045	1,053
	Citigroup Inc.	4.075%	4/23/29	340	337
	Citigroup Inc.	3.980%	3/20/30	504	494
	Citigroup Inc.	4.542%	9/19/30	6,150	6,120
	Citigroup Inc.	2.976%	11/5/30	335	313
	Citigroup Inc.	2.666%	1/29/31	815	747
	Citigroup Inc.	4.412%	3/31/31	1,295	1,281
	Citigroup Inc.	4.952%	5/7/31	2,374	2,401
	Citigroup Inc.	2.572%	6/3/31	683	619
	Citizens Financial Group Inc.	5.253%	3/5/31	884	896
[12]	Close Brothers Finance plc	2.750%	10/19/26	340	454
[12]	Close Brothers Finance plc	1.625%	12/3/30	200	225
	CNO Financial Group Inc.	5.250%	5/30/29	614	620
	Comerica Inc.	5.982%	1/30/30	820	840
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	4.748%	1/14/27	700	462
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.114%	8/20/31	1,400	923
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	5.515%	9/10/30	600	396
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	5.946%	10/25/33	400	268
	Cooperatieve Rabobank UA	3.750%	7/21/26	530	526
	Corebridge Financial Inc.	3.650%	4/5/27	5,928	5,854
	Corebridge Financial Inc.	3.850%	4/5/29	635	622
[9]	Credit Agricole Assurances SA	2.625%	1/29/48	700	808
[4]	Credit Agricole SA	4.631%	9/11/28	670	671
[9]	Credit Agricole SA	5.500%	8/28/33	400	501
[4]	Danske Bank A/S	5.427%	3/1/28	1,546	1,573
[4]	Danske Bank A/S	5.705%	3/1/30	2,240	2,322
[4]	Danske Bank A/S	5.019%	3/4/31	200	202
[9]	Danske Bank A/S	1.000%	5/15/31	100	116
	Deutsche Bank AG	7.146%	7/13/27	2,210	2,266
	Deutsche Bank AG	2.311%	11/16/27	1,384	1,343
	Deutsche Bank AG	5.706%	2/8/28	1,230	1,251
	Deutsche Bank AG	5.373%	1/10/29	1,240	1,262
	Deutsche Bank AG	6.720%	1/18/29	1,285	1,349
	Deutsche Bank AG	6.819%	11/20/29	2,825	3,012
	Deutsche Bank AG	4.999%	9/11/30	1,560	1,570
	Deutsche Bank AG	5.297%	5/9/31	3,576	3,632
[9]	Deutsche Bank AG	5.625%	5/19/31	300	359
[4]	DNB Bank ASA	4.853%	11/5/30	1,210	1,225
[13]	DPS Lehman Brothers Holdings	1.000%	8/19/65	210	—
	Eaton Vance Corp.	3.500%	4/6/27	6	6
[9]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	200	235
	Equitable Holdings Inc.	4.350%	4/20/28	545	544
[4]	F&G Global Funding	1.750%	6/30/26	590	573
	Fidelity National Financial Inc.	4.500%	8/15/28	20	20
	Fifth Third Bancorp	2.550%	5/5/27	300	291
	Fifth Third Bancorp	1.707%	11/1/27	2,470	2,385
	Fifth Third Bancorp	3.950%	3/14/28	1,612	1,597
	Fifth Third Bancorp	6.361%	10/27/28	2,840	2,961
	Fifth Third Bancorp	6.339%	7/27/29	4,386	4,618
	Fifth Third Bancorp	4.772%	7/28/30	1,006	1,012
	Fifth Third Bancorp	4.895%	9/6/30	2,990	3,023
15

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fiserv Inc.	3.200%	7/1/26	918	907
	Fiserv Inc.	5.150%	3/15/27	1,870	1,895
	Fiserv Inc.	5.450%	3/2/28	1,800	1,850
	Fiserv Inc.	5.375%	8/21/28	1,130	1,162
	Fiserv Inc.	3.500%	7/1/29	1,920	1,849
	Fiserv Inc.	4.750%	3/15/30	2,201	2,218
	GATX Corp.	3.250%	9/15/26	792	780
	GATX Corp.	5.400%	3/15/27	820	831
	GATX Corp.	3.850%	3/30/27	400	396
	GATX Corp.	4.550%	11/7/28	66	66
	GATX Corp.	4.700%	4/1/29	154	155
[9]	Generali	5.500%	10/27/47	200	248
[4]	GGAM Finance Ltd.	8.000%	2/15/27	80	83
[4]	GGAM Finance Ltd.	8.000%	6/15/28	50	53
[4]	Global Atlantic Fin Co.	4.400%	10/15/29	410	398
[4]	Global Atlantic Fin Co.	3.125%	6/15/31	400	355
	Global Payments Inc.	2.150%	1/15/27	3,230	3,125
	Goldman Sachs Bank USA	5.414%	5/21/27	820	827
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,691	1,633
	Goldman Sachs Group Inc.	1.948%	10/21/27	2,011	1,948
	Goldman Sachs Group Inc.	2.640%	2/24/28	2,267	2,202
	Goldman Sachs Group Inc.	3.615%	3/15/28	4,247	4,190
	Goldman Sachs Group Inc.	3.691%	6/5/28	850	838
	Goldman Sachs Group Inc.	4.482%	8/23/28	1,500	1,502
	Goldman Sachs Group Inc.	6.484%	10/24/29	1,600	1,698
	Goldman Sachs Group Inc.	5.727%	4/25/30	1,735	1,806
	Goldman Sachs Group Inc.	4.692%	10/23/30	1,490	1,494
	Goldman Sachs Group Inc.	5.207%	1/28/31	3,510	3,591
	Goldman Sachs Group Inc.	5.218%	4/23/31	1,239	1,271
	Golub Capital BDC Inc.	7.050%	12/5/28	1,210	1,272
	Golub Capital Private Credit Fund	5.875%	5/1/30	1,254	1,253
[9]	Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/29	400	483
	Horace Mann Educators Corp.	7.250%	9/15/28	139	148
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	150	155
	HPS Corporate Lending Fund	5.450%	1/14/28	3,030	3,040
	HPS Corporate Lending Fund	6.750%	1/30/29	695	719
[4]	HPS Corporate Lending Fund	5.850%	6/5/30	2,256	2,253
	HSBC Holdings plc	5.887%	8/14/27	671	680
	HSBC Holdings plc	4.041%	3/13/28	1,540	1,527
	HSBC Holdings plc	5.597%	5/17/28	1,930	1,967
	HSBC Holdings plc	4.755%	6/9/28	1,714	1,720
	HSBC Holdings plc	5.210%	8/11/28	700	710
	HSBC Holdings plc	2.013%	9/22/28	350	332
	HSBC Holdings plc	7.390%	11/3/28	3,105	3,296
	HSBC Holdings plc	5.130%	11/19/28	1,760	1,782
	HSBC Holdings plc	4.899%	3/3/29	2,090	2,107
	HSBC Holdings plc	6.161%	3/9/29	1,641	1,706
	HSBC Holdings plc	4.583%	6/19/29	118	118
	HSBC Holdings plc	2.206%	8/17/29	1,690	1,574
	HSBC Holdings plc	5.546%	3/4/30	2,755	2,836
	HSBC Holdings plc	3.973%	5/22/30	4,415	4,298
	HSBC Holdings plc	5.286%	11/19/30	2,341	2,391
	HSBC Holdings plc	5.130%	3/3/31	1,670	1,691
	HSBC Holdings plc	5.240%	5/13/31	8,075	8,225
[9]	HSBC Holdings plc	6.364%	11/16/32	400	505
	HSBC USA Inc.	4.650%	6/3/28	500	504
	Huntington Bancshares Inc.	4.443%	8/4/28	851	851
	Huntington Bancshares Inc.	6.208%	8/21/29	3,800	3,986
	Huntington Bancshares Inc.	5.272%	1/15/31	692	709
	Huntington National Bank	4.871%	4/12/28	2,356	2,372
	Huntington National Bank	4.552%	5/17/28	300	301
	Huntington National Bank	5.650%	1/10/30	1,453	1,511
	ING Groep NV	6.083%	9/11/27	373	380
	ING Groep NV	4.550%	10/2/28	576	579
	Intercontinental Exchange Inc.	4.000%	9/15/27	1,520	1,513
	Intercontinental Exchange Inc.	3.625%	9/1/28	3,215	3,152
	Jefferies Financial Group Inc.	5.875%	7/21/28	740	767
	Jefferies Financial Group Inc.	4.150%	1/23/30	432	422
	JPMorgan Chase & Co.	1.470%	9/22/27	1,495	1,442
	JPMorgan Chase & Co.	5.040%	1/23/28	1,080	1,092
16

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	3.782%	2/1/28	2,105	2,087
	JPMorgan Chase & Co.	2.947%	2/24/28	155	151
	JPMorgan Chase & Co.	5.571%	4/22/28	1,800	1,837
	JPMorgan Chase & Co.	4.323%	4/26/28	4,554	4,551
	JPMorgan Chase & Co.	3.540%	5/1/28	760	749
	JPMorgan Chase & Co.	2.182%	6/1/28	2,309	2,218
	JPMorgan Chase & Co.	4.979%	7/22/28	1,604	1,624
	JPMorgan Chase & Co.	4.851%	7/25/28	185	187
	JPMorgan Chase & Co.	4.505%	10/22/28	1,460	1,464
	JPMorgan Chase & Co.	4.005%	4/23/29	3,600	3,567
	JPMorgan Chase & Co.	2.069%	6/1/29	752	706
	JPMorgan Chase & Co.	4.203%	7/23/29	1,380	1,374
	JPMorgan Chase & Co.	5.299%	7/24/29	750	770
	JPMorgan Chase & Co.	6.087%	10/23/29	910	957
	JPMorgan Chase & Co.	5.012%	1/23/30	1,560	1,589
	JPMorgan Chase & Co.	5.581%	4/22/30	2,620	2,721
	JPMorgan Chase & Co.	3.702%	5/6/30	1,125	1,095
	JPMorgan Chase & Co.	4.565%	6/14/30	807	810
	JPMorgan Chase & Co.	4.995%	7/22/30	4,688	4,773
	JPMorgan Chase & Co.	4.603%	10/22/30	1,810	1,816
	JPMorgan Chase & Co.	5.140%	1/24/31	3,840	3,939
	JPMorgan Chase & Co.	4.493%	3/24/31	870	868
	JPMorgan Chase & Co.	5.103%	4/22/31	1,239	1,270
	KeyCorp	2.550%	10/1/29	530	489
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	135	135
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	991
	Lloyds Banking Group plc	1.627%	5/11/27	545	532
	Lloyds Banking Group plc	5.985%	8/7/27	1,050	1,066
	Lloyds Banking Group plc	3.750%	3/18/28	550	543
	Lloyds Banking Group plc	4.818%	6/13/29	1,131	1,141
[6,11]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	5.712%	3/17/29	640	429
	LPL Holdings Inc.	5.700%	5/20/27	565	576
	LPL Holdings Inc.	6.750%	11/17/28	420	448
	LPL Holdings Inc.	5.200%	3/15/30	1,534	1,557
[4]	Lseg US Fin Corp.	4.875%	3/28/27	740	748
	M&T Bank Corp.	4.553%	8/16/28	3,946	3,952
	M&T Bank Corp.	7.413%	10/30/29	5,321	5,774
	M&T Bank Corp.	5.179%	7/8/31	1,460	1,485
[11]	Macquarie Bank Ltd.	6.082%	6/7/32	120	81
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.262%	6/17/31	570	376
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.415%	6/7/32	210	141
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	501	489
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	3,661	3,693
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	1,670	1,681
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	4,040	4,088
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	2,845	2,760
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	760	734
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	1,760	1,705
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	600	607
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	160	163
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	1,300	1,333
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	1,320	1,349
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	810	830
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	2,170	2,221
	Mizuho Financial Group Inc.	5.667%	5/27/29	823	852
	Morgan Stanley	4.350%	9/8/26	1,505	1,503
	Morgan Stanley	3.950%	4/23/27	892	886
	Morgan Stanley	1.593%	5/4/27	2,005	1,957
	Morgan Stanley	1.512%	7/20/27	2,450	2,377
	Morgan Stanley	2.475%	1/21/28	2,875	2,792
	Morgan Stanley	5.652%	4/13/28	1,667	1,704
	Morgan Stanley	4.210%	4/20/28	900	898
[6]	Morgan Stanley	3.591%	7/22/28	1,610	1,582
	Morgan Stanley	6.296%	10/18/28	3,100	3,230
	Morgan Stanley	3.772%	1/24/29	1,000	985
	Morgan Stanley	5.123%	2/1/29	2,160	2,198
	Morgan Stanley	5.164%	4/20/29	6,440	6,567
	Morgan Stanley	5.449%	7/20/29	1,120	1,152
	Morgan Stanley	6.407%	11/1/29	940	996
	Morgan Stanley	5.173%	1/16/30	1,300	1,327
17

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.656%	4/18/30	2,620	2,723
	Morgan Stanley	5.042%	7/19/30	6,263	6,370
	Morgan Stanley	4.654%	10/18/30	2,830	2,836
	Morgan Stanley	5.230%	1/15/31	2,573	2,638
	Morgan Stanley	5.192%	4/17/31	2,625	2,692
	Morgan Stanley Bank NA	4.447%	10/15/27	605	606
	Morgan Stanley Bank NA	4.952%	1/14/28	1,500	1,513
	Morgan Stanley Bank NA	5.504%	5/26/28	1,070	1,093
	Morgan Stanley Bank NA	4.968%	7/14/28	5,543	5,610
	Morgan Stanley Bank NA	5.016%	1/12/29	4,010	4,072
	Nasdaq Inc.	5.350%	6/28/28	1,342	1,382
	National Bank of Canada	5.600%	12/18/28	740	768
	National Bank of Canada	4.500%	10/10/29	810	809
[4]	National Securities Clearing Corp.	4.900%	6/26/29	2,280	2,334
[4]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	190	190
	NatWest Group plc	1.642%	6/14/27	660	642
	NatWest Group plc	5.583%	3/1/28	1,150	1,170
	NatWest Group plc	3.073%	5/22/28	340	331
	NatWest Group plc	5.516%	9/30/28	625	638
	NatWest Group plc	4.892%	5/18/29	430	434
	NatWest Group plc	5.076%	1/27/30	820	832
	NatWest Group plc	4.445%	5/8/30	225	223
	NatWest Group plc	4.964%	8/15/30	2,329	2,356
[12]	NatWest Group plc	2.105%	11/28/31	831	1,100
[9]	NIBC Bank NV	6.000%	11/16/28	400	515
[9]	NIBC Bank NV	4.500%	6/12/35	200	239
	NMI Holdings Inc.	6.000%	8/15/29	375	385
	Nomura Holdings Inc.	5.594%	7/2/27	1,802	1,842
	Nomura Holdings Inc.	5.386%	7/6/27	600	610
	Nomura Holdings Inc.	5.842%	1/18/28	690	711
	Nomura Holdings Inc.	6.070%	7/12/28	977	1,019
	Nomura Holdings Inc.	3.103%	1/16/30	618	577
[8]	Nomura Holdings Inc.	4.904%	7/1/30	1,140	1,144
	Northern Trust Corp.	3.375%	5/8/32	1,080	1,049
[4]	Nuveen LLC	5.550%	1/15/30	560	583
[9]	Nykredit Realkredit A/S	5.500%	12/29/32	100	124
	OneMain Finance Corp.	3.875%	9/15/28	40	38
	OneMain Finance Corp.	6.625%	5/15/29	215	221
[4]	Panther Escrow Issuer LLC	7.125%	6/1/31	20	21
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	540	546
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.400%	7/1/27	395	395
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	70	72
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	1,378	1,436
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/30	1,058	1,083
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/30	150	155
	PNC Bank NA	2.700%	10/22/29	1,110	1,033
	PNC Financial Services Group Inc.	6.615%	10/20/27	1,160	1,193
	PNC Financial Services Group Inc.	5.582%	6/12/29	5,144	5,328
	PNC Financial Services Group Inc.	5.492%	5/14/30	5,328	5,519
	PNC Financial Services Group Inc.	5.222%	1/29/31	2,165	2,222
	PNC Financial Services Group Inc.	4.899%	5/13/31	6,511	6,597
	Principal Financial Group Inc.	3.100%	11/15/26	175	172
	Principal Financial Group Inc.	3.700%	5/15/29	291	284
	Principal Financial Group Inc.	2.125%	6/15/30	450	401
	Progressive Corp.	3.200%	3/26/30	404	386
[9]	Raiffeisen Bank International AG	2.875%	6/18/32	400	463
[9]	Raiffeisen Bank International AG	1.375%	6/17/33	400	442
	Regions Financial Corp.	5.722%	6/6/30	6,546	6,761
	Reinsurance Group of America Inc.	3.150%	6/15/30	260	243
	RenaissanceRe Finance Inc.	3.450%	7/1/27	695	684
[4]	Rocket Cos. Inc.	6.125%	8/1/30	270	275
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	140	137
[12]	Rothesay Life plc	3.375%	7/12/26	500	677
	Royal Bank of Canada	3.625%	5/4/27	560	555
	Royal Bank of Canada	5.069%	7/23/27	2,170	2,186
	Royal Bank of Canada	4.510%	10/18/27	1,310	1,312
	Royal Bank of Canada	6.000%	11/1/27	1,870	1,944
	Royal Bank of Canada	4.900%	1/12/28	1,260	1,283
	Royal Bank of Canada	4.522%	10/18/28	3,915	3,932
	Royal Bank of Canada	4.965%	1/24/29	964	978
18

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Bank of Canada	4.969%	8/2/30	5,390	5,464
	Royal Bank of Canada	4.650%	10/18/30	2,513	2,518
	Royal Bank of Canada	5.153%	2/4/31	5,650	5,765
	Royal Bank of Canada	4.970%	5/2/31	3,936	3,994
[4]	Ryan Specialty LLC	5.875%	8/1/32	30	30
	Santander UK Group Holdings plc	6.833%	11/21/26	1,730	1,744
[9]	SCOR SE	3.000%	6/8/46	300	353
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/32	10	10
	Sixth Street Lending Partners	6.500%	3/11/29	1,561	1,612
	Sixth Street Lending Partners	5.750%	1/15/30	900	902
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	293
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	1,140	1,200
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	580	594
[9]	Skandinaviska Enskilda Banken AB	5.000%	8/17/33	345	428
[4]	Starwood Property Trust Inc.	7.250%	4/1/29	15	16
[4]	Starwood Property Trust Inc.	6.000%	4/15/30	75	76
[4]	Starwood Property Trust Inc.	6.500%	10/15/30	55	57
	State Street Bank & Trust Co.	4.782%	11/23/29	1,990	2,031
	State Street Corp.	4.543%	4/24/28	445	448
	State Street Corp.	4.834%	4/24/30	570	581
	State Street Corp.	3.031%	11/1/34	1,544	1,426
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,660	1,603
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	680	672
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	600	581
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	1,260	1,297
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	324	318
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	570	594
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	470	436
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	1,294	1,333
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	800	824
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	650	580
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/31	1,375	1,375
[4]	Swedbank AB	4.998%	11/20/29	1,100	1,129
[9]	Swedbank AB	3.625%	8/23/32	300	358
	Synovus Bank	5.625%	2/15/28	840	849
	Synovus Financial Corp.	6.168%	11/1/30	2,852	2,924
[9]	Talanx AG	2.250%	12/5/47	700	805
	Toronto-Dominion Bank	4.568%	12/17/26	810	813
	Toronto-Dominion Bank	5.156%	1/10/28	1,496	1,527
	Toronto-Dominion Bank	4.861%	1/31/28	4,560	4,621
	Toronto-Dominion Bank	5.523%	7/17/28	850	879
	Toronto-Dominion Bank	4.783%	12/17/29	2,870	2,903
	Toronto-Dominion Bank	3.625%	9/15/31	460	455
	Truist Financial Corp.	6.047%	6/8/27	306	310
	Truist Financial Corp.	4.873%	1/26/29	2,073	2,097
	Truist Financial Corp.	7.161%	10/30/29	1,430	1,547
	Truist Financial Corp.	5.435%	1/24/30	552	568
	Truist Financial Corp.	5.071%	5/20/31	5,367	5,449
	UBS AG	5.000%	7/9/27	2,557	2,596
	UBS AG	7.500%	2/15/28	1,765	1,904
	UBS AG	5.650%	9/11/28	3,190	3,322
[4]	UBS Group AG	4.282%	1/9/28	2,210	2,200
[4]	UBS Group AG	4.253%	3/23/28	610	606
[4]	UBS Group AG	5.428%	2/8/30	5,890	6,046
[4]	UBS Group AG	3.126%	8/13/30	1,000	943
[4]	UBS Group AG	5.617%	9/13/30	3,500	3,634
[9]	UniCredit SpA	5.375%	4/16/34	300	374
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	255	255
	US Bancorp	4.548%	7/22/28	1,443	1,447
	US Bancorp	4.653%	2/1/29	1,571	1,581
	US Bancorp	5.775%	6/12/29	3,500	3,633
	US Bancorp	5.384%	1/23/30	980	1,009
	US Bancorp	5.100%	7/23/30	1,232	1,258
	US Bancorp	5.046%	2/12/31	4,658	4,743
	US Bancorp	5.083%	5/15/31	4,811	4,908
	US Bank NA	4.507%	10/22/27	2,270	2,273
[4]	UWM Holdings LLC	6.625%	2/1/30	30	30
	Verisk Analytics Inc.	4.125%	3/15/29	340	338
	Voya Financial Inc.	3.650%	6/15/26	440	436
[14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
19

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	4.100%	6/3/26	1,810	1,802
	Wells Fargo & Co.	3.000%	10/23/26	565	555
	Wells Fargo & Co.	4.300%	7/22/27	800	800
	Wells Fargo & Co.	4.900%	1/24/28	800	806
	Wells Fargo & Co.	3.526%	3/24/28	3,535	3,488
	Wells Fargo & Co.	5.707%	4/22/28	1,130	1,155
	Wells Fargo & Co.	3.584%	5/22/28	6,015	5,924
	Wells Fargo & Co.	2.393%	6/2/28	2,509	2,418
	Wells Fargo & Co.	4.808%	7/25/28	2,658	2,680
	Wells Fargo & Co.	5.574%	7/25/29	3,570	3,686
	Wells Fargo & Co.	6.303%	10/23/29	750	793
	Wells Fargo & Co.	5.198%	1/23/30	1,605	1,643
	Wells Fargo & Co.	2.879%	10/30/30	600	561
	Wells Fargo & Co.	5.244%	1/24/31	3,180	3,262
	Wells Fargo & Co.	4.478%	4/4/31	2,250	2,239
	Wells Fargo & Co.	5.150%	4/23/31	119	122
	Westpac Banking Corp.	4.322%	11/23/31	925	919
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.030%	11/11/27	1,200	801
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.443%	1/29/31	100	66
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	6.008%	4/3/34	300	200
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 2.300%	5.964%	6/23/33	200	135
	Willis North America Inc.	4.650%	6/15/27	725	729
	Willis North America Inc.	4.500%	9/15/28	490	491
	Willis North America Inc.	2.950%	9/15/29	506	476
					739,075
Health Care (7.8%)
[4]	1261229 BC Ltd.	10.000%	4/15/32	45	45
	AbbVie Inc.	4.800%	3/15/27	13,212	13,343
	AbbVie Inc.	4.800%	3/15/29	14,970	15,263
	AbbVie Inc.	3.200%	11/21/29	7,305	6,986
	Agilent Technologies Inc.	4.200%	9/9/27	3,845	3,844
[4]	Alcon Finance Corp.	2.750%	9/23/26	650	636
	Amgen Inc.	2.200%	2/21/27	1,658	1,604
	Amgen Inc.	3.200%	11/2/27	363	354
	Amgen Inc.	5.150%	3/2/28	7,430	7,591
	Amgen Inc.	1.650%	8/15/28	825	763
	Amgen Inc.	2.450%	2/21/30	1,228	1,125
	Amgen Inc.	5.250%	3/2/30	1,260	1,299
	Astrazeneca Finance LLC	1.750%	5/28/28	330	309
	Astrazeneca Finance LLC	4.850%	2/26/29	3,565	3,644
	Baxter International Inc.	1.915%	2/1/27	7,530	7,251
	Baxter International Inc.	2.272%	12/1/28	2,755	2,565
	Baxter International Inc.	3.950%	4/1/30	1,320	1,290
	Becton Dickinson & Co.	3.700%	6/6/27	4,120	4,073
	Becton Dickinson & Co.	4.693%	2/13/28	755	762
	Becton Dickinson & Co.	4.874%	2/8/29	1,550	1,571
	Becton Dickinson & Co.	5.081%	6/7/29	945	966
	Becton Dickinson & Co.	2.823%	5/20/30	1,900	1,758
	Bristol-Myers Squibb Co.	4.900%	2/22/29	1,070	1,096
	Cardinal Health Inc.	4.700%	11/15/26	2,420	2,432
	Cardinal Health Inc.	3.410%	6/15/27	40	39
	Cardinal Health Inc.	5.125%	2/15/29	1,500	1,538
	Cardinal Health Inc.	5.000%	11/15/29	2,020	2,059
	Cencora Inc.	3.450%	12/15/27	1,593	1,563
	Cencora Inc.	4.625%	12/15/27	735	741
	Cencora Inc.	4.850%	12/15/29	775	787
	Cencora Inc.	2.800%	5/15/30	550	511
	Centene Corp.	4.250%	12/15/27	270	266
	Centene Corp.	2.450%	7/15/28	300	279
	Centene Corp.	4.625%	12/15/29	4,256	4,143
	Centene Corp.	3.375%	2/15/30	2,435	2,242
[4]	Charles River Laboratories International Inc.	3.750%	3/15/29	95	89
[4]	Charles River Laboratories International Inc.	4.000%	3/15/31	60	55
[4]	CHS / Community Health Systems Inc.	5.625%	3/15/27	315	310
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/32	50	53
	Cigna Group	3.400%	3/1/27	2,000	1,972
	Cigna Group	4.375%	10/15/28	1,530	1,532
	CVS Health Corp.	2.875%	6/1/26	3,870	3,811
	CVS Health Corp.	3.000%	8/15/26	1,500	1,476
20

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	3.625%	4/1/27	4,105	4,053
	CVS Health Corp.	1.300%	8/21/27	2,582	2,420
	CVS Health Corp.	4.300%	3/25/28	3,673	3,658
	CVS Health Corp.	5.000%	1/30/29	1,800	1,827
	CVS Health Corp.	5.400%	6/1/29	2,490	2,561
	CVS Health Corp.	3.250%	8/15/29	2,105	2,000
	CVS Health Corp.	5.125%	2/21/30	1,148	1,169
[4]	DaVita Inc.	4.625%	6/1/30	50	48
	Elevance Health Inc.	4.101%	3/1/28	1,360	1,356
	Elevance Health Inc.	5.150%	6/15/29	900	926
	Elevance Health Inc.	2.875%	9/15/29	280	264
	Elevance Health Inc.	4.750%	2/15/30	1,565	1,583
[4]	Endo Finance Holdings Inc.	8.500%	4/15/31	15	16
	GE HealthCare Technologies Inc.	5.650%	11/15/27	4,425	4,560
	GE HealthCare Technologies Inc.	4.800%	8/14/29	595	604
	GE HealthCare Technologies Inc.	5.857%	3/15/30	2,772	2,928
	GE HealthCare Technologies Inc.	4.800%	1/15/31	540	544
	Gilead Sciences Inc.	4.800%	11/15/29	2,015	2,057
	HCA Inc.	5.250%	6/15/26	2,520	2,524
	HCA Inc.	4.500%	2/15/27	2,423	2,424
	HCA Inc.	5.000%	3/1/28	590	598
	HCA Inc.	5.625%	9/1/28	580	597
	HCA Inc.	5.875%	2/1/29	385	400
	HCA Inc.	3.375%	3/15/29	270	259
	HCA Inc.	5.250%	3/1/30	990	1,015
[4]	Highmark Inc.	1.450%	5/10/26	1,012	981
	Humana Inc.	5.750%	3/1/28	2,185	2,253
	Illumina Inc.	4.650%	9/9/26	1,540	1,542
[4]	IQVIA Inc.	6.250%	6/1/32	145	149
	McKesson Corp.	3.950%	2/16/28	—	—
	McKesson Corp.	4.650%	5/30/30	3,385	3,412
[4]	Medline Borrower LP	5.250%	10/1/29	260	258
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	20	21
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	30	29
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	13,935	14,047
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	280	274
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	510	471
	Quest Diagnostics Inc.	3.450%	6/1/26	100	99
	Quest Diagnostics Inc.	4.600%	12/15/27	770	777
	Quest Diagnostics Inc.	4.200%	6/30/29	425	423
	Quest Diagnostics Inc.	4.625%	12/15/29	880	888
	Revvity Inc.	3.300%	9/15/29	605	573
[4]	Roche Holdings Inc.	4.790%	3/8/29	3,920	4,002
	Royalty Pharma plc	1.750%	9/2/27	1,000	947
[4]	Star Parent Inc.	9.000%	10/1/30	65	68
	Stryker Corp.	3.650%	3/7/28	31	31
	Stryker Corp.	4.250%	9/11/29	2,050	2,048
	Stryker Corp.	4.850%	2/10/30	835	852
	Stryker Corp.	1.950%	6/15/30	750	669
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	333	339
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	1,305	1,168
	Tenet Healthcare Corp.	4.250%	6/1/29	38	37
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	203	199
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	20	20
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	10	10
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/30	130	132
	UnitedHealth Group Inc.	4.400%	6/15/28	575	578
	UnitedHealth Group Inc.	3.875%	12/15/28	360	355
	UnitedHealth Group Inc.	4.250%	1/15/29	1,020	1,018
	UnitedHealth Group Inc.	4.000%	5/15/29	1,395	1,379
	UnitedHealth Group Inc.	4.650%	1/15/31	1,620	1,628
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,995	1,976
	Zimmer Biomet Holdings Inc.	4.700%	2/19/27	3,000	3,018
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	1,345	1,386
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	4,200	4,305
					196,789
Industrials (5.5%)
[4]	Air Canada	3.875%	8/15/26	635	629
	Allegion plc	3.500%	10/1/29	492	471
21

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/30	35	35
[4]	Allison Transmission Inc.	4.750%	10/1/27	60	59
[4]	American Airlines Inc.	7.250%	2/15/28	130	133
[11]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	1,090	690
[4]	BAE Systems plc	5.000%	3/26/27	1,190	1,204
[4]	BAE Systems plc	5.125%	3/26/29	1,910	1,957
	Boeing Co.	2.750%	2/1/26	5,400	5,337
	Boeing Co.	2.196%	2/4/26	14,979	14,748
	Boeing Co.	5.040%	5/1/27	295	297
	Boeing Co.	6.259%	5/1/27	910	936
	Boeing Co.	3.250%	2/1/28	1,185	1,149
	Boeing Co.	3.200%	3/1/29	1,530	1,457
	Boeing Co.	6.298%	5/1/29	3,404	3,599
	Boeing Co.	5.150%	5/1/30	9,539	9,714
	Boeing Co.	6.388%	5/1/31	1,102	1,185
[11]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/30	310	201
[4]	BWX Technologies Inc.	4.125%	6/30/28	170	166
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,090	1,052
	Canadian Pacific Railway Co.	4.000%	6/1/28	1,135	1,128
	Canadian Pacific Railway Co.	2.050%	3/5/30	130	117
	Carrier Global Corp.	2.722%	2/15/30	920	856
[9]	CIMIC Finance Ltd.	1.500%	5/28/29	300	328
[4]	Clean Harbors Inc.	4.875%	7/15/27	205	204
	CNH Industrial Capital LLC	1.450%	7/15/26	1,630	1,579
	CNH Industrial Capital LLC	4.550%	4/10/28	1,200	1,205
	CNH Industrial Capital LLC	5.500%	1/12/29	930	961
	CSX Corp.	3.800%	3/1/28	548	543
[4]	Daimler Truck Finance North America LLC	4.950%	1/13/28	505	511
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	530	538
[4]	Daimler Truck Finance North America LLC	5.400%	9/20/28	1,050	1,078
[4]	Daimler Truck Finance North America LLC	5.250%	1/13/30	2,835	2,901
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	3,965	3,973
	Eaton Capital ULC	4.450%	5/9/30	1,400	1,407
[4]	FedEx Corp.	3.400%	2/15/28	544	530
[4]	Garda World Security Corp.	8.250%	8/1/32	50	51
[4]	Garda World Security Corp.	8.375%	11/15/32	70	72
[4]	Gates Corp.	6.875%	7/1/29	120	125
[4]	Herc Holdings Inc.	7.000%	6/15/30	35	37
	Hillenbrand Inc.	6.250%	2/15/29	105	107
	Honeywell International Inc.	4.875%	9/1/29	560	573
	Honeywell International Inc.	4.700%	2/1/30	1,046	1,061
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,179	1,154
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	92	86
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	1,970	2,025
	Ingersoll Rand Inc.	5.197%	6/15/27	2,090	2,124
	Ingersoll Rand Inc.	5.400%	8/14/28	300	309
	Ingersoll Rand Inc.	5.176%	6/15/29	2,010	2,063
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	62	60
	John Deere Capital Corp.	4.500%	1/16/29	1,620	1,638
	Keysight Technologies Inc.	5.350%	7/30/30	1,350	1,392
	L3Harris Technologies Inc.	5.400%	1/15/27	2,790	2,837
	L3Harris Technologies Inc.	4.400%	6/15/28	23	23
	L3Harris Technologies Inc.	5.050%	6/1/29	2,110	2,159
	L3Harris Technologies Inc.	2.900%	12/15/29	722	679
	Lennox International Inc.	1.700%	8/1/27	200	189
	Lockheed Martin Corp.	4.500%	2/15/29	1,360	1,373
[11]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	1,150	740
[4]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	3,347	3,354
[4]	Mueller Water Products Inc.	4.000%	6/15/29	110	106
	Nordson Corp.	4.500%	12/15/29	1,600	1,601
	Northrop Grumman Corp.	3.200%	2/1/27	2,650	2,609
	Northrop Grumman Corp.	3.250%	1/15/28	4,838	4,727
	Northrop Grumman Corp.	4.600%	2/1/29	6,044	6,119
	Northrop Grumman Corp.	4.400%	5/1/30	3,554	3,558
	Northrop Grumman Corp.	4.650%	7/15/30	1,130	1,140
	Otis Worldwide Corp.	5.250%	8/16/28	1,315	1,353
	Otis Worldwide Corp.	2.565%	2/15/30	1,138	1,050
	Parker-Hannifin Corp.	3.250%	6/14/29	930	893
	Paychex Inc.	5.100%	4/15/30	610	625
[11]	Qantas Airways Ltd.	4.750%	10/12/26	400	265
22

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Qantas Airways Ltd.	3.150%	9/27/28	350	220
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/31	35	35
	Regal Rexnord Corp.	6.050%	4/15/28	465	479
	RELX Capital Inc.	4.750%	3/27/30	1,100	1,115
	Republic Services Inc.	4.875%	4/1/29	910	930
	Republic Services Inc.	4.750%	7/15/30	660	672
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	45	44
	RTX Corp.	3.500%	3/15/27	1,349	1,333
	RTX Corp.	3.125%	5/4/27	985	966
	RTX Corp.	4.125%	11/16/28	125	125
	RTX Corp.	5.750%	1/15/29	780	817
	RTX Corp.	7.500%	9/15/29	280	314
	Ryder System Inc.	1.750%	9/1/26	710	689
	Ryder System Inc.	2.850%	3/1/27	1,167	1,138
	Ryder System Inc.	5.300%	3/15/27	830	842
	Ryder System Inc.	5.650%	3/1/28	350	362
	Ryder System Inc.	5.250%	6/1/28	735	754
	Ryder System Inc.	6.300%	12/1/28	3,250	3,445
	Ryder System Inc.	5.375%	3/15/29	1,310	1,347
[4]	Siemens Funding BV	4.350%	5/26/28	3,645	3,674
[4]	Siemens Funding BV	4.600%	5/28/30	1,370	1,385
	Southwest Airlines Co.	3.000%	11/15/26	200	196
	Southwest Airlines Co.	5.125%	6/15/27	2,331	2,352
	Southwest Airlines Co.	3.450%	11/16/27	541	527
	Spirit AeroSystems Inc.	4.600%	6/15/28	45	44
[4]	Spirit AeroSystems Inc.	9.750%	11/15/30	120	133
[4]	Stonepeak Nile Parent LLC	7.250%	3/15/32	10	11
[4]	TransDigm Inc.	6.750%	8/15/28	230	235
[4]	TransDigm Inc.	6.375%	3/1/29	320	329
[4]	TransDigm Inc.	6.375%	5/31/33	140	141
[4]	Triumph Group Inc.	9.000%	3/15/28	71	74
	Tyco Electronics Group SA	3.125%	8/15/27	1,025	1,004
	Tyco Electronics Group SA	4.625%	2/1/30	660	668
[5]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	4/15/29	56	57
	Veralto Corp.	5.500%	9/18/26	1,430	1,447
	Veralto Corp.	5.350%	9/18/28	410	423
[4]	Waste Pro USA Inc.	7.000%	2/1/33	10	10
[4]	WESCO Distribution Inc.	6.375%	3/15/29	100	103
[4]	WESCO Distribution Inc.	6.375%	3/15/33	40	41
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	810	821
					140,457
Materials (1.7%)
	Air Products & Chemicals Inc.	4.600%	2/8/29	385	391
[4]	Alumina Pty Ltd.	6.125%	3/15/30	45	46
[4]	Amcor Flexibles North America Inc.	4.800%	3/17/28	1,907	1,922
[4]	Amcor Flexibles North America Inc.	5.100%	3/17/30	1,090	1,109
	ArcelorMittal SA	6.550%	11/29/27	131	137
	Avery Dennison Corp.	4.875%	12/6/28	577	586
[4]	Berry Global Inc.	4.875%	7/15/26	214	214
	Berry Global Inc.	1.650%	1/15/27	1,075	1,031
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	3,798	3,858
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	1,800	1,846
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	273	275
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/25	15	15
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	130	121
[4]	Chemours Co.	5.750%	11/15/28	110	103
[4]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	1,200	1,185
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/29	155	153
[4]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	40	41
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	1,621	1,588
	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	500	464
	Eastman Chemical Co.	4.500%	12/1/28	302	303
	Eastman Chemical Co.	5.000%	8/1/29	1,135	1,151
[4]	Element Solutions Inc.	3.875%	9/1/28	200	194
[4]	First Quantum Minerals Ltd.	9.375%	3/1/29	185	197
	Freeport Indonesia PT	4.763%	4/14/27	890	890
	Freeport-McMoRan Inc.	4.375%	8/1/28	650	647
	Freeport-McMoRan Inc.	4.250%	3/1/30	560	549
[4]	Georgia-Pacific LLC	2.100%	4/30/27	869	839
23

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Georgia-Pacific LLC	4.400%	6/30/28	470	472
[4]	Glencore Funding LLC	4.907%	4/1/28	1,320	1,333
[4]	Glencore Funding LLC	5.371%	4/4/29	1,320	1,353
[4]	Graphic Packaging International LLC	1.512%	4/15/26	120	117
[4]	Graphic Packaging International LLC	4.750%	7/15/27	135	133
[4]	Graphic Packaging International LLC	3.500%	3/15/28	20	19
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	45	45
[4]	JH North America Holdings Inc.	5.875%	1/31/31	90	91
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	85	83
[4]	Magnera Corp.	7.250%	11/15/31	160	151
	Mosaic Co.	5.375%	11/15/28	570	585
[4]	Novelis Corp.	3.250%	11/15/26	75	74
[4]	Novelis Corp.	6.875%	1/30/30	60	62
[4]	Novelis Corp.	3.875%	8/15/31	85	76
	Nutrien Ltd.	4.500%	3/12/27	740	742
	Nutrien Ltd.	5.200%	6/21/27	2,115	2,147
	Nutrien Ltd.	4.900%	3/27/28	1,845	1,871
	Nutrien Ltd.	4.200%	4/1/29	565	559
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	405	426
	Owens Corning	5.500%	6/15/27	730	746
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	95	95
[4]	Quikrete Holdings Inc.	6.375%	3/1/32	115	118
[4]	Quikrete Holdings Inc.	6.750%	3/1/33	30	31
	Rio Tinto Finance USA plc	4.500%	3/14/28	210	212
	Rio Tinto Finance USA plc	4.875%	3/14/30	1,890	1,927
	RPM International Inc.	3.750%	3/15/27	2,010	1,986
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	215	218
	Sherwin-Williams Co.	4.550%	3/1/28	675	681
	Sherwin-Williams Co.	2.300%	5/15/30	1,880	1,702
	Smurfit Kappa Treasury ULC	5.200%	1/15/30	1,450	1,486
[4]	SNF Group SACA	3.125%	3/15/27	360	349
	Suzano Austria GmbH	6.000%	1/15/29	1,855	1,910
[4]	Trivium Packaging Finance BV	8.250%	7/15/30	40	42
[4]	Trivium Packaging Finance BV	12.250%	1/15/31	45	48
	Vulcan Materials Co.	4.950%	12/1/29	546	556
	Westlake Corp.	3.600%	8/15/26	67	66
	WestRock MWV LLC	8.200%	1/15/30	790	904
[4]	WR Grace Holdings LLC	5.625%	8/15/29	60	54
	WRKCo Inc.	3.375%	9/15/27	600	586
	WRKCo Inc.	4.000%	3/15/28	300	297
					44,208
Real Estate (3.2%)
[12]	Akelius Residential Property AB	2.375%	8/15/25	800	1,095
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	71	71
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,179	1,089
	American Homes 4 Rent LP	4.900%	2/15/29	130	131
	American Homes 4 Rent LP	4.950%	6/15/30	1,310	1,323
	American Tower Corp.	1.450%	9/15/26	1,330	1,285
	American Tower Corp.	3.375%	10/15/26	1,040	1,027
	American Tower Corp.	2.750%	1/15/27	1,178	1,150
	American Tower Corp.	3.550%	7/15/27	575	567
	American Tower Corp.	3.600%	1/15/28	284	279
	American Tower Corp.	5.800%	11/15/28	510	532
	American Tower Corp.	3.950%	3/15/29	1,400	1,373
	American Tower Corp.	2.900%	1/15/30	1,038	967
[9]	Aroundtown SA	0.375%	4/15/27	400	450
[9]	Aroundtown SA	1.450%	7/9/28	200	223
[9]	Aroundtown SA	4.800%	7/16/29	200	245
	AvalonBay Communities Inc.	2.900%	10/15/26	200	196
	AvalonBay Communities Inc.	1.900%	12/1/28	39	36
	AvalonBay Communities Inc.	2.300%	3/1/30	649	593
[9]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	418	479
[9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	600	666
[12]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	100	127
[9]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	100	118
	Boston Properties LP	2.750%	10/1/26	492	481
	Boston Properties LP	6.750%	12/1/27	620	651
	Boston Properties LP	4.500%	12/1/28	280	278
	Boston Properties LP	3.400%	6/21/29	270	256
24

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brandywine Operating Partnership LP	8.875%	4/12/29	115	124
	Brixmor Operating Partnership LP	3.900%	3/15/27	335	332
	Brixmor Operating Partnership LP	2.250%	4/1/28	240	227
	Brixmor Operating Partnership LP	4.125%	5/15/29	941	926
	Camden Property Trust	3.150%	7/1/29	500	478
	COPT Defense Properties LP	2.000%	1/15/29	637	580
	Crown Castle Inc.	3.700%	6/15/26	2,200	2,181
	Crown Castle Inc.	1.050%	7/15/26	2,085	2,008
	Crown Castle Inc.	4.000%	3/1/27	210	209
	Crown Castle Inc.	2.900%	3/15/27	1,070	1,042
	Crown Castle Inc.	3.650%	9/1/27	48	47
	Crown Castle Inc.	5.000%	1/11/28	1,950	1,970
	Crown Castle Inc.	3.800%	2/15/28	330	324
	Crown Castle Inc.	3.100%	11/15/29	446	419
	CubeSmart LP	3.125%	9/1/26	95	93
	CubeSmart LP	2.250%	12/15/28	1,599	1,491
	CubeSmart LP	4.375%	2/15/29	854	848
	Digital Realty Trust LP	3.700%	8/15/27	575	568
	Digital Realty Trust LP	5.550%	1/15/28	4,750	4,874
	Digital Realty Trust LP	4.450%	7/15/28	175	175
	Digital Realty Trust LP	3.600%	7/1/29	2,717	2,634
	DOC DR LLC	4.300%	3/15/27	1,212	1,210
	DOC DR LLC	3.950%	1/15/28	271	269
[9]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	400	462
	Equinix Inc.	2.900%	11/18/26	680	666
	Equinix Inc.	1.800%	7/15/27	650	619
	Equinix Inc.	2.000%	5/15/28	400	374
	Equinix Inc.	3.200%	11/18/29	554	526
	ERP Operating LP	2.500%	2/15/30	459	424
	Essex Portfolio LP	3.625%	5/1/27	360	356
	Essex Portfolio LP	1.700%	3/1/28	300	280
	Essex Portfolio LP	3.000%	1/15/30	420	393
	Extra Space Storage LP	5.700%	4/1/28	1,880	1,942
	Extra Space Storage LP	4.000%	6/15/29	240	236
	Federal Realty OP LP	3.250%	7/15/27	323	315
	Federal Realty OP LP	3.200%	6/15/29	430	409
	Federal Realty OP LP	3.500%	6/1/30	250	238
[9]	Grand City Properties SA	0.125%	1/11/28	800	877
	Healthcare Realty Holdings LP	3.750%	7/1/27	695	685
	Healthcare Realty Holdings LP	3.100%	2/15/30	600	557
	Healthpeak OP LLC	1.350%	2/1/27	700	668
	Healthpeak OP LLC	2.125%	12/1/28	200	186
	Healthpeak OP LLC	3.500%	7/15/29	847	818
	Healthpeak OP LLC	3.000%	1/15/30	620	581
	Highwoods Realty LP	3.875%	3/1/27	762	748
	Highwoods Realty LP	4.125%	3/15/28	390	382
	Highwoods Realty LP	4.200%	4/15/29	615	598
	Highwoods Realty LP	3.050%	2/15/30	887	810
	Host Hotels & Resorts LP	3.375%	12/15/29	130	123
	Hudson Pacific Properties LP	3.950%	11/1/27	55	53
	Hudson Pacific Properties LP	5.950%	2/15/28	65	63
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	262	245
	Kilroy Realty LP	4.750%	12/15/28	1,374	1,364
	Kilroy Realty LP	4.250%	8/15/29	316	305
	Kimco Realty OP LLC	2.800%	10/1/26	210	206
	Kimco Realty OP LLC	3.800%	4/1/27	316	313
	Mid-America Apartments LP	3.600%	6/1/27	106	105
	Mid-America Apartments LP	3.950%	3/15/29	716	707
	Mid-America Apartments LP	2.750%	3/15/30	211	197
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	135	96
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/32	205	215
	NNN REIT Inc.	4.300%	10/15/28	60	60
	NNN REIT Inc.	2.500%	4/15/30	820	748
	Omega Healthcare Investors Inc.	4.500%	4/1/27	150	150
	Omega Healthcare Investors Inc.	4.750%	1/15/28	380	382
	Omega Healthcare Investors Inc.	3.625%	10/1/29	1,559	1,484
	Omega Healthcare Investors Inc.	5.200%	7/1/30	452	455
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	198
[9]	P3 Group Sarl	1.625%	1/26/29	500	555
[4]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	45	46
25

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/29	35	35
	Piedmont Operating Partnership LP	6.875%	7/15/29	590	621
	Prologis LP	3.375%	12/15/27	400	393
	Prologis LP	4.875%	6/15/28	1,480	1,510
	Prologis LP	3.875%	9/15/28	13	13
[9]	Public Property Invest A/S	4.625%	3/12/30	100	120
	Public Storage Operating Co.	1.850%	5/1/28	172	162
	Realty Income Corp.	4.125%	10/15/26	673	672
	Realty Income Corp.	3.200%	1/15/27	205	202
	Realty Income Corp.	2.200%	6/15/28	280	264
	Realty Income Corp.	4.750%	2/15/29	2,160	2,187
	Realty Income Corp.	4.000%	7/15/29	380	375
[12]	Realty Income Corp.	5.000%	10/15/29	300	415
	Realty Income Corp.	3.400%	1/15/30	140	134
[9]	Realty Income Corp.	4.875%	7/6/30	519	656
	Regency Centers LP	2.950%	9/15/29	127	120
	Rexford Industrial Realty LP	5.000%	6/15/28	1,025	1,034
	Sabra Health Care LP	5.125%	8/15/26	758	759
	Sabra Health Care LP	3.900%	10/15/29	1,103	1,051
	SBA Communications Corp.	3.875%	2/15/27	145	143
	Service Properties Trust	5.500%	12/15/27	175	173
	Simon Property Group LP	3.250%	11/30/26	800	789
	Store Capital LLC	4.500%	3/15/28	180	178
	Sun Communities Operating LP	2.300%	11/1/28	100	94
	UDR Inc.	2.950%	9/1/26	400	393
	UDR Inc.	3.200%	1/15/30	200	189
	Ventas Realty LP	3.250%	10/15/26	765	753
	Welltower OP LLC	4.250%	4/15/28	190	190
	Welltower OP LLC	2.050%	1/15/29	1,390	1,288
	Welltower OP LLC	4.125%	3/15/29	638	634
	Welltower OP LLC	3.100%	1/15/30	1,463	1,385
	Welltower OP LLC	4.500%	7/1/30	3,150	3,164
	Weyerhaeuser Co.	6.950%	10/1/27	151	159
[4]	XHR LP	4.875%	6/1/29	20	19
[4]	XHR LP	6.625%	5/15/30	25	26
					81,237
Technology (5.2%)
	Accenture Capital Inc.	4.050%	10/4/29	1,248	1,240
	Applied Materials Inc.	4.800%	6/15/29	707	723
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	1,782	1,771
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	350	344
	Broadcom Inc.	5.050%	7/12/27	2,865	2,908
[4]	Broadcom Inc.	1.950%	2/15/28	702	662
	Broadcom Inc.	4.150%	2/15/28	1,850	1,845
	Broadcom Inc.	4.110%	9/15/28	3,170	3,157
	Broadcom Inc.	4.750%	4/15/29	890	901
	Broadcom Inc.	5.050%	7/12/29	3,465	3,548
	Broadcom Inc.	4.350%	2/15/30	2,698	2,688
	Broadcom Inc.	5.000%	4/15/30	3,320	3,392
	Cadence Design Systems Inc.	4.200%	9/10/27	1,110	1,112
	Cadence Design Systems Inc.	4.300%	9/10/29	2,220	2,222
[4]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/29	65	53
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	15	12
	Cisco Systems Inc.	4.850%	2/26/29	1,177	1,206
[4]	Cloud Software Group Inc.	6.500%	3/31/29	86	87
[4]	Cloud Software Group Inc.	8.250%	6/30/32	40	43
	Cotiviti Corp.	7.625%	5/1/31	260	261
	Dell International LLC / EMC Corp.	6.020%	6/15/26	4,807	4,853
	Dell International LLC / EMC Corp.	4.900%	10/1/26	2,700	2,713
	Dell International LLC / EMC Corp.	6.100%	7/15/27	310	320
	Dell International LLC / EMC Corp.	5.250%	2/1/28	3,245	3,323
	Dell International LLC / EMC Corp.	4.750%	4/1/28	1,560	1,579
	Dell International LLC / EMC Corp.	5.300%	10/1/29	2,480	2,552
	Dell International LLC / EMC Corp.	4.350%	2/1/30	1,516	1,503
	Dell International LLC / EMC Corp.	5.000%	4/1/30	1,030	1,047
[4]	Diebold Nixdorf Inc.	7.750%	3/31/30	20	21
	DXC Technology Co.	1.800%	9/15/26	1,330	1,285
	DXC Technology Co.	2.375%	9/15/28	940	874
[4]	Ellucian Holdings Inc.	6.500%	12/1/29	60	61
26

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Entegris Inc.	4.750%	4/15/29	120	119
[4]	Foundry JV Holdco LLC	5.900%	1/25/30	660	690
[4]	Foundry JV Holdco LLC	5.500%	1/25/31	5,300	5,435
[4]	Foundry JV Holdco LLC	6.150%	1/25/32	3,942	4,145
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	4,615	4,623
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	675	676
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	4,437	4,415
	HP Inc.	1.450%	6/17/26	74	72
	HP Inc.	3.000%	6/17/27	650	634
	HP Inc.	4.750%	1/15/28	83	84
[4]	Imola Merger Corp.	4.750%	5/15/29	255	246
	Intel Corp.	3.750%	3/25/27	150	148
	Intel Corp.	3.750%	8/5/27	4,460	4,401
	Intel Corp.	4.875%	2/10/28	2,479	2,511
	Intel Corp.	2.450%	11/15/29	4,704	4,301
	Intel Corp.	5.125%	2/10/30	2,050	2,096
	Intel Corp.	3.900%	3/25/30	1,443	1,399
	International Business Machines Corp.	3.500%	5/15/29	750	729
	Microchip Technology Inc.	4.900%	3/15/28	1,376	1,392
	Microchip Technology Inc.	5.050%	2/15/30	1,782	1,808
	Motorola Solutions Inc.	4.850%	8/15/30	2,300	2,325
	NXP BV / NXP Funding LLC	5.550%	12/1/28	29	30
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	535	530
	Oracle Corp.	2.650%	7/15/26	3,202	3,144
	Oracle Corp.	2.800%	4/1/27	1,300	1,267
	Oracle Corp.	3.250%	11/15/27	1,150	1,123
	Oracle Corp.	2.300%	3/25/28	450	427
	Oracle Corp.	4.500%	5/6/28	1,501	1,509
	Oracle Corp.	4.800%	8/3/28	2,860	2,907
	Oracle Corp.	4.200%	9/27/29	8,192	8,132
	Skyworks Solutions Inc.	1.800%	6/1/26	7,875	7,657
[4]	SS&C Technologies Inc.	5.500%	9/30/27	80	80
	Synopsys Inc.	4.550%	4/1/27	1,780	1,789
	Synopsys Inc.	4.650%	4/1/28	1,160	1,172
	Synopsys Inc.	4.850%	4/1/30	2,790	2,829
	Teledyne Technologies Inc.	2.250%	4/1/28	677	643
	Texas Instruments Inc.	4.500%	5/23/30	679	687
[4]	UKG Inc.	6.875%	2/1/31	65	67
	VMware LLC	1.400%	8/15/26	1,182	1,144
	VMware LLC	3.900%	8/21/27	1,120	1,111
	VMware LLC	1.800%	8/15/28	2,767	2,560
	Western Digital Corp.	4.750%	2/15/26	73	73
	Workday Inc.	3.500%	4/1/27	1,350	1,333
	Workday Inc.	3.700%	4/1/29	377	368
	X Corp.	9.500%	10/29/29	200	194
					131,331
Utilities (6.1%)
	AEP Texas Inc.	5.450%	5/15/29	1,560	1,612
	AES Corp.	5.450%	6/1/28	1,080	1,104
[6,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.062%	1/8/26	500	329
[4]	Alliant Energy Finance LLC	5.400%	6/6/27	560	567
	Ameren Corp.	5.700%	12/1/26	3,980	4,046
	Ameren Corp.	1.950%	3/15/27	1,084	1,045
	Ameren Corp.	1.750%	3/15/28	690	644
	Ameren Corp.	5.000%	1/15/29	6,980	7,108
	American Electric Power Co. Inc.	5.750%	11/1/27	916	945
	American Electric Power Co. Inc.	5.200%	1/15/29	1,130	1,159
	Arizona Public Service Co.	2.600%	8/15/29	720	672
[11]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	1,150	731
[11]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	380	249
[4]	Calpine Corp.	4.500%	2/15/28	110	109
[4]	Calpine Corp.	4.625%	2/1/29	40	40
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	800	825
	CenterPoint Energy Inc.	1.450%	6/1/26	2,010	1,955
	CenterPoint Energy Inc.	5.400%	6/1/29	2,373	2,455
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	360	369
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	230	227
	Colbun SA	3.950%	10/11/27	200	197
[4]	Comision Federal de Electricidad	5.700%	1/24/30	1,512	1,509
27

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	4.650%	3/1/28	2,550	2,583
	Consumers Energy Co.	4.600%	5/30/29	1,263	1,277
	Consumers Energy Co.	4.500%	1/15/31	900	903
	Dominion Energy Inc.	2.850%	8/15/26	500	491
	Dominion Energy Inc.	4.600%	5/15/28	4,480	4,513
	Dominion Energy Inc.	4.250%	6/1/28	64	64
	Dominion Energy Inc.	5.000%	6/15/30	1,410	1,439
	DTE Electric Co.	2.250%	3/1/30	690	631
	DTE Energy Co.	2.850%	10/1/26	1,540	1,513
	DTE Energy Co.	4.950%	7/1/27	1,530	1,548
	DTE Energy Co.	4.875%	6/1/28	1,490	1,512
	DTE Energy Co.	5.100%	3/1/29	2,660	2,714
	DTE Energy Co.	3.400%	6/15/29	905	869
	DTE Energy Co.	2.950%	3/1/30	1,710	1,595
	DTE Energy Co.	5.200%	4/1/30	1,290	1,321
	Duke Energy Carolinas LLC	6.000%	12/1/28	8	9
	Duke Energy Corp.	4.850%	1/5/27	1,370	1,384
	Duke Energy Corp.	3.150%	8/15/27	21	21
	Duke Energy Corp.	5.000%	12/8/27	700	713
	Duke Energy Corp.	4.300%	3/15/28	1,095	1,097
	Duke Energy Corp.	3.400%	6/15/29	530	511
	Duke Energy Corp.	2.450%	6/1/30	1,450	1,316
[4]	Electricite de France SA	5.700%	5/23/28	310	319
[4]	Electricite de France SA	4.500%	9/21/28	200	200
	Entergy Corp.	2.950%	9/1/26	3,470	3,412
	Entergy Corp.	1.900%	6/15/28	430	402
	Entergy Corp.	2.800%	6/15/30	1,460	1,348
	Essential Utilities Inc.	4.800%	8/15/27	770	778
	Eversource Energy	1.400%	8/15/26	710	686
	Eversource Energy	2.900%	3/1/27	1,658	1,619
	Eversource Energy	4.600%	7/1/27	1,100	1,105
	Eversource Energy	5.450%	3/1/28	1,670	1,713
	Exelon Corp.	2.750%	3/15/27	1,404	1,370
	Exelon Corp.	5.150%	3/15/28	3,200	3,272
	Exelon Corp.	5.150%	3/15/29	940	965
	Exelon Corp.	4.050%	4/15/30	3,550	3,494
	FirstEnergy Corp.	3.900%	7/15/27	615	608
	FirstEnergy Corp.	2.650%	3/1/30	1,850	1,699
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	540	551
[4]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/29	1,230	1,219
	FirstEnergy Transmission LLC	4.550%	1/15/30	610	610
	Georgia Power Co.	4.650%	5/16/28	1,624	1,646
[9]	Iberdrola International BV	1.450%	Perpetual	400	458
	ITC Holdings Corp.	3.250%	6/30/26	300	296
[4]	ITC Holdings Corp.	4.950%	9/22/27	765	773
	ITC Holdings Corp.	3.350%	11/15/27	886	867
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	350	347
	National Fuel Gas Co.	5.500%	10/1/26	725	733
	National Fuel Gas Co.	5.500%	3/15/30	1,250	1,284
	National Grid plc	5.602%	6/12/28	1,020	1,056
[11]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	1,270	790
	Nevada Power Co.	6.250%	5/15/55	160	159
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	870	839
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,000	1,007
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	1,530	1,552
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,630	2,371
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	930	951
	NiSource Inc.	3.490%	5/15/27	360	355
	NiSource Inc.	5.250%	3/30/28	1,630	1,668
	NiSource Inc.	5.200%	7/1/29	3,315	3,403
	NiSource Inc.	3.600%	5/1/30	250	240
[4]	NRG Energy Inc.	5.750%	7/15/29	40	40
	NSTAR Electric Co.	3.200%	5/15/27	349	343
	OGE Energy Corp.	5.450%	5/15/29	500	518
[4]	Ohio Edison Co.	4.950%	12/15/29	2,250	2,281
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	320	305
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	960	911
[4]	Oncor Electric Delivery Co. LLC	4.500%	3/20/27	990	995
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	1,790	1,798
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	800	809
28

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	2.100%	8/1/27	586	555
	Pacific Gas & Electric Co.	5.550%	5/15/29	3,090	3,140
	PacifiCorp	5.100%	2/15/29	537	548
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	260	252
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	1,001	991
	PG&E Recovery Funding LLC	5.045%	7/15/34	701	709
	Pinnacle West Capital Corp.	4.900%	5/15/28	650	659
	Pinnacle West Capital Corp.	5.150%	5/15/30	680	696
	PPL Capital Funding Inc.	4.125%	4/15/30	1,400	1,374
[4]	PSEG Power LLC	5.200%	5/15/30	1,525	1,557
	Public Service Electric & Gas Co.	2.450%	1/15/30	450	416
	Public Service Enterprise Group Inc.	5.850%	11/15/27	2,440	2,526
	Public Service Enterprise Group Inc.	5.875%	10/15/28	2,740	2,868
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,400	1,440
	Public Service Enterprise Group Inc.	4.900%	3/15/30	1,250	1,272
[4]	Rayburn Country Securitization LLC	2.307%	12/1/32	209	197
	Sempra	6.625%	4/1/55	650	626
	Southern California Edison Co.	4.400%	9/6/26	1,650	1,648
	Southern California Edison Co.	4.875%	2/1/27	1,920	1,931
	Southern California Edison Co.	5.300%	3/1/28	760	770
	Southern California Edison Co.	5.650%	10/1/28	830	850
	Southern California Gas Co.	2.950%	4/15/27	825	808
	Southern Co.	5.113%	8/1/27	2,425	2,462
	Southern Co.	1.750%	3/15/28	30	28
	Southern Co.	4.850%	6/15/28	2,060	2,096
	Southern Co.	3.700%	4/30/30	1,320	1,277
	Southwestern Electric Power Co.	4.100%	9/15/28	640	634
	Tampa Electric Co.	4.900%	3/1/29	1,170	1,194
	Union Electric Co.	2.950%	3/15/30	570	538
[11]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/28	600	373
	Virginia Electric & Power Co.	2.950%	11/15/26	1,630	1,602
	Virginia Electric & Power Co.	3.750%	5/15/27	800	794
[4]	Vistra Operations Co. LLC	5.500%	9/1/26	220	220
[4]	Vistra Operations Co. LLC	5.050%	12/30/26	390	392
	WEC Energy Group Inc.	5.150%	10/1/27	1,045	1,064
	WEC Energy Group Inc.	1.375%	10/15/27	810	759
	WEC Energy Group Inc.	4.750%	1/15/28	1,680	1,699
	Xcel Energy Inc.	3.350%	12/1/26	735	725
	Xcel Energy Inc.	1.750%	3/15/27	1,175	1,124
	Xcel Energy Inc.	4.000%	6/15/28	1,320	1,310
	Xcel Energy Inc.	2.600%	12/1/29	200	185
[4]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/26	155	151
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/27	75	73
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	15	16
[12]	Yorkshire Water Finance plc	1.750%	11/26/26	600	785
					155,420
Total Corporate Bonds (Cost $1,965,022)					1,993,056
Floating Rate Loan Interests (0.3%)
[6]	American Airlines Inc. Term Loan B, TSFR3M + 3.250%	7.546%	5/28/32	50	50
[6]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	6.522%	4/20/28	98	97
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.677%	8/19/28	73	73
[6]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	8.577%	9/19/30	80	78
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	7.077%	2/15/29	105	104
[6]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	8.571%	12/18/30	261	261
[6,15]	Beach Acquisition Bidco LLC	—%	6/25/32	55	55
[6]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.750%	7.049%	10/16/31	228	229
[6]	Champ Acquisition Corp. Term Loan B, TSFR3M + 4.000%	8.166%	11/25/31	15	15
[6]	Chemours Co. Term Loan B, TSFR1M + 3.000%	7.327%	8/18/28	117	116
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.827%	5/6/30	90	89
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	7.077%	1/28/32	460	459
[6]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.500%	7.796%	3/29/29	225	225
[6]	Clydesdale Acquisition Holdings Inc. Term Loan B, TSFR1M + 3.250%	7.577%	4/1/32	177	176
[6]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	7.074%	3/26/32	90	90
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.327%	4/23/31	305	304
[6]	Frontier Communications Corp. Term Loan B, TSFR3M + 2.500%	6.792%	7/1/31	30	30
[6,15]	Gryphon Debt Merger Sub Inc.	—%	6/18/32	205	205
[6]	Hanesbrands Inc. Term Loan B, TSFR1M + 2.750%	7.077%	3/7/32	30	30
[6]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.820%	5/19/31	149	147
29

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	7.316%	3/1/29	109	105
[6]	NCR Atleos LLC Term Loan B, TSFR3M + 3.750%	8.030%	4/16/29	21	21
[6]	Opal Bidco SAS Term Loan B, Prime Rate + 2.250%	9.750%	4/28/32	470	471
[6,15]	Osttra Group Ltd.	—%	5/20/32	280	281
[6,15]	Sazerac Co. Inc.	—%	6/25/32	340	340
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 3.000%	7.327%	7/31/31	104	104
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	6.046%	11/5/28	543	546
[6]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 3.000%	7.237%	4/30/30	60	60
[6]	TransDigm Inc. Term Loan K, TSFR3M + 2.750%	7.046%	3/22/30	74	74
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.046%	5/6/32	454	460
[6]	UKG Inc. Term Loan B, TSFR1M + 3.000%	7.311%	2/10/31	212	213
[6]	Western Digital Corp. Term Loan A-3, TSFR1M + 1.600%	5.918%	1/7/27	2,898	2,873
Total Floating Rate Loan Interests (Cost $8,347)					8,381
Sovereign Bonds (2.7%)
[9]	Arab Republic of Egypt	4.750%	4/16/26	153	181
[4]	Baiterek National Managing Holding JSC	5.450%	5/8/28	800	809
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	230	226
	Corp. Andina de Fomento	4.750%	4/1/26	704	706
[4]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	50	47
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	1,000	946
[9]	Crelan SA	6.000%	2/28/30	300	388
	Dominican Republic	6.000%	7/19/28	209	212
	Dominican Republic	5.500%	2/22/29	504	501
	Dominican Republic	4.500%	1/30/30	150	142
	Fondo MIVIVIENDA SA	4.625%	4/12/27	258	258
	Kingdom of Morocco	2.375%	12/15/27	905	853
[4]	Kingdom of Saudi Arabia	5.125%	1/13/28	4,280	4,348
	Kingdom of Saudi Arabia	5.125%	1/13/28	3,844	3,907
[4]	Korea Electric Power Corp.	5.375%	7/31/26	1,480	1,496
[4]	Korea National Oil Corp.	4.125%	9/30/27	1,291	1,286
[4]	KSA Sukuk Ltd.	5.250%	6/4/27	6,003	6,092
	KSA Sukuk Ltd.	5.250%	6/4/27	700	710
[16]	Magyar Export-Import Bank Zrt	6.125%	12/4/27	600	612
[16]	MFB Magyar Fejlesztesi Bank Zrt	6.500%	6/29/28	413	427
[4]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/30	1,008	1,031
[9]	Republic of Chile	0.100%	1/26/27	120	136
	Republic of Chile	2.750%	1/31/27	1,000	974
	Republic of Chile	3.240%	2/6/28	230	224
[9]	Republic of Chile	1.440%	2/1/29	300	336
	Republic of Colombia	3.875%	4/25/27	1,596	1,563
	Republic of Colombia	3.000%	1/30/30	1,329	1,149
	Republic of Colombia	3.125%	4/15/31	1,958	1,608
	Republic of Guatemala	4.875%	2/13/28	200	197
	Republic of Hungary	6.125%	5/22/28	2,214	2,284
[9]	Republic of Korea	0.010%	10/15/26	257	293
	Republic of Paraguay	5.000%	4/15/26	203	203
	Republic of Paraguay	4.700%	3/27/27	638	637
	Republic of Peru	2.392%	1/23/26	308	303
	Republic of Peru	2.844%	6/20/30	1,455	1,332
	Republic of Peru	2.783%	1/23/31	3,518	3,155
	Republic of Poland	4.875%	2/12/30	2,245	2,287
[9]	Republic of Serbia	1.000%	9/23/28	200	217
[9]	Republic of Serbia	1.500%	6/26/29	405	435
	Republic of Serbia	2.125%	12/1/30	208	176
	Republic of South Africa	4.300%	10/12/28	1,847	1,784
	Republic of South Africa	4.850%	9/30/29	3,184	3,067
	Republic of Uzbekistan	7.850%	10/12/28	1,005	1,071
[4,9]	Republic of Uzbekistan	5.100%	2/25/29	625	753
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	769	762
[9]	State of Israel	1.500%	1/16/29	88	97
	State of Israel	5.375%	3/12/29	1,041	1,060
	State of Israel	2.500%	1/15/30	1,500	1,354
	State of Israel	5.375%	2/19/30	1,740	1,778
	State of Israel	2.750%	7/3/30	369	333
	Sultanate of Oman	4.750%	6/15/26	2,375	2,371
	United Mexican States	3.250%	4/16/30	757	698
	United Mexican States	6.000%	5/13/30	3,543	3,675
	United Mexican States	2.659%	5/24/31	1,739	1,505
	United Mexican States	4.750%	4/27/32	670	638
30

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	United Mexican States	5.850%	7/2/32	4,910	4,978
	United Mexican States	4.875%	5/19/33	200	189
Total Sovereign Bonds (Cost $67,538)					68,800
Taxable Municipal Bonds (0.1%)
[17]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	425	449
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	115	113
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	815	776
Total Taxable Municipal Bonds (Cost $1,362)					1,338
				Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.4%)
[18]	Vanguard Market Liquidity Fund	4.355%		91,716	9,171
			Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.5%)
	United States Treasury Bill	4.088%–4.119%	6/11/26	13,859	13,353
Total Temporary Cash Investments (Cost $22,513)					22,524
Total Investments (98.7%) (Cost $2,467,618)					2,499,040
Other Assets and Liabilities—Net (1.3%)					33,676
Net Assets (100%)					2,532,716
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,906 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $712 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $185 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $262,599, representing 10.4% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2025.
9	Face amount denominated in euro.
10	Guaranteed by the Republic of Azerbaijan.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in British pounds.
13	Security value determined using significant unobservable inputs.
14	Non-income-producing security—security in default.
15	Represents an unsettled loan as of June 30, 2025. The coupon rate is not known until the settlement date.
16	Guaranteed by the Republic of Hungary.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

31

Short-Term Investment-Grade Portfolio
Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Clydesdale Acquisition Holdings Inc.	3	3	—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	140	29,123	43
5-Year U.S. Treasury Note	September 2025	791	86,219	220
				263

Short Futures Contracts
10-Year Japanese Government Bond	September 2025	(4)	(3,862)	(14)
10-Year U.S. Treasury Note	September 2025	(131)	(14,688)	(171)
AUD 3-Year Treasury Bond	September 2025	(38)	(2,695)	(8)
Euro-Bobl	September 2025	(80)	(11,090)	29
Euro-Schatz	September 2025	(49)	(6,190)	6
Long Gilt	September 2025	(9)	(1,149)	(27)
Ultra 10-Year U.S. Treasury Note	September 2025	(4)	(457)	(8)
				(193)
				70

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	9/17/25	EUR	1,162	USD	1,359	17	—
State Street Bank & Trust Co.	9/17/25	USD	9,493	AUD	14,537	—	(90)
UBS AG	9/17/25	USD	130	AUD	199	—	(1)
JPMorgan Chase Bank, N.A.	9/17/25	USD	24,790	EUR	21,586	—	(769)
Standard Chartered Bank	9/17/25	USD	1,512	EUR	1,295	—	(22)
State Street Bank & Trust Co.	9/17/25	USD	593	EUR	507	—	(8)
UBS AG	9/17/25	USD	76	EUR	65	—	(1)
State Street Bank & Trust Co.	9/17/25	USD	6,622	GBP	4,890	—	(94)
UBS AG	9/17/25	USD	187	JPY	26,792	—	—
						17	(985)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

32

Short-Term Investment-Grade Portfolio
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S44-V1	6/21/30	USD	28,783	5.000	2,205	436
CDX-NA-IG-S44-V1	6/21/30	USD	28,418	1.000	637	267
iTraxx Europe-S43-V1	6/21/30	EUR	4,950	1.000	126	35
					2,968	738
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	100	1.000	—	—	—	—
American Express Co./A2	12/23/25	GSI	100	1.000	1	1	—	—
American International Group Inc./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
Boeing Co./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Chubb INA Holdings LLC/A2	12/23/25	GSI	100	1.000	1	1	—	—
Comcast Corp./A3	12/23/25	GSI	100	1.000	—	—	—	—
CVS Health Corp./Baa2	12/23/25	GSI	100	1.000	—	—	—	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	—	—	—	—
Dow Chemical Co./Baa1	12/23/25	GSI	100	1.000	—	—	—	—
Enbridge Inc./Baa2	12/23/25	GSI	100	1.000	—	—	—	—
General Electric Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
General Motors Co./Baa3	12/23/25	GSI	100	1.000	1	—	1	—
International Business Machines Corp./A3	12/23/25	GSI	100	1.000	—	—	—	—
Kroger Co./Baa1	12/23/25	GSI	100	1.000	—	—	—	—
Lincoln National Corp./Baa2	12/23/25	GSI	100	1.000	—	—	—	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Metlife Inc./A3	12/23/25	GSI	100	1.000	—	—	—	—
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	—	—	—	—
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	—	—	—	—
Republic Of Chile/A2	6/21/30	JPMC	110	1.000	2	2	—	—
Republic of Indonesia/Baa2	6/21/30	JPMC	1,780	1.000	18	6	12	—
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	1	—	1	—
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	—	—	—	—
					31	13	18	—
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/19/26	N/A	40,000	4.060[1]	(4.319)[2]	27	26
33

Short-Term Investment-Grade Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/19/27	N/A	20,000	4.319[3]	(3.770)[4]	(78)	(74)
6/17/27	N/A	1,821,249[5]	0.477[6]	(0.938)[4]	(55)	(55)
5/19/28	N/A	22,000	3.720[3]	(4.319)[4]	174	165
5/20/30	N/A	13,500	4.319[3]	(3.750)[4]	(191)	(179)
					(123)	(117)
1 Interest payment received/paid at maturity.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Interest payment received/paid annually.
5 Notional amount denominated in Japanese yen.
6 Based on Tokyo Overnight Interbank Average Rate (TONA) as of the most recent reset date. Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Short-Term Investment-Grade Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,458,447)	2,489,869
Affiliated Issuers (Cost $9,171)	9,171
Total Investments in Securities	2,499,040
Investment in Vanguard	65
Foreign Currency, at Value (Cost $495)	500
Receivables for Investment Securities Sold	23,597
Receivables for Accrued Income	28,063
Receivables for Capital Shares Issued	971
Swap Premiums Paid	13
Variation Margin Receivable—Centrally Cleared Swap Contracts	106
Unrealized Appreciation—Forward Currency Contracts	17
Unrealized Appreciation—Over-the-Counter Swap Contracts	18
Total Assets	2,552,390
Liabilities
Due to Custodian	115
Payables for Investment Securities Purchased	15,738
Payables for Capital Shares Redeemed	2,684
Payables to Vanguard	145
Unrealized Depreciation—Floating Rate Loan Commitments	—
Variation Margin Payable—Futures Contracts	7
Unrealized Depreciation—Forward Currency Contracts	985
Total Liabilities	19,674
Net Assets	2,532,716
At June 30, 2025, net assets consisted of:

Paid-in Capital	2,563,784
Total Distributable Earnings (Loss)	(31,068)
Net Assets	2,532,716

Net Assets
Applicable to 244,137,500 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,532,716
Net Asset Value Per Share	$10.37

See accompanying Notes, which are an integral part of the Financial Statements.
35

Short-Term Investment-Grade Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Interest[1]	56,574
Total Income	56,574
Expenses
The Vanguard Group—Note B
Investment Advisory Services	231
Management and Administrative	1,325
Marketing and Distribution	63
Custodian Fees	41
Shareholders’ Reports and Proxy Fees	19
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	1,689
Net Investment Income	54,885
Realized Net Gain (Loss)
Investment Securities Sold[1]	(690)
Futures Contracts	(1,044)
Options Purchased	93
Options Written	238
Swap Contracts	515
Forward Currency Contracts	(3,656)
Foreign Currencies	(58)
Realized Net Gain (Loss)	(4,602)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	43,783
Futures Contracts	(321)
Options Purchased	(54)
Options Written	179
Swap Contracts	411
Forward Currency Contracts	(1,526)
Foreign Currencies	48
Change in Unrealized Appreciation (Depreciation)	42,520
Net Increase (Decrease) in Net Assets Resulting from Operations	92,803
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $468, ($1), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Short-Term Investment-Grade Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,885	93,588
Realized Net Gain (Loss)	(4,602)	(7,824)
Change in Unrealized Appreciation (Depreciation)	42,520	18,594
Net Increase (Decrease) in Net Assets Resulting from Operations	92,803	104,358
Distributions
Total Distributions	(101,121)	(77,519)
Capital Share Transactions
Issued	267,414	534,613
Issued in Lieu of Cash Distributions	101,121	77,519
Redeemed	(192,542)	(453,501)
Net Increase (Decrease) from Capital Share Transactions	175,993	158,631
Total Increase (Decrease)	167,675	185,470
Net Assets
Beginning of Period	2,365,041	2,179,571
End of Period	2,532,716	2,365,041

See accompanying Notes, which are an integral part of the Financial Statements.
37

Short-Term Investment-Grade Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.42	$10.31	$9.92	$10.78	$11.12	$10.84
Investment Operations
Net Investment Income[1]	.234	.436	.342	.202	.166	.238
Net Realized and Unrealized Gain (Loss) on Investments	.159	.053	.259	(.815)	(.216)	.336
Total from Investment Operations	.393	.489	.601	(.613)	(.050)	.574
Distributions
Dividends from Net Investment Income	(.443)	(.379)	(.211)	(.167)	(.233)	(.294)
Distributions from Realized Capital Gains	—	—	—	(.080)	(.057)	—
Total Distributions	(.443)	(.379)	(.211)	(.247)	(.290)	(.294)
Net Asset Value, End of Period	$10.37	$10.42	$10.31	$9.92	$10.78	$11.12
Total Return	3.85%	4.89%	6.16%	-5.72%	-0.45%	5.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,533	$2,365	$2,180	$2,155	$2,288	$2,234
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[2]	0.14%[2]	0.14%[2]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	4.55%	4.25%	3.43%	2.00%	1.52%	2.18%
Portfolio Turnover Rate	56%	72%[3]	99%[3]	86%[3]	78%[3]	89%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 2%, 5%, 10%, 5%, and 7%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Short-Term Investment-Grade Portfolio
Notes to Financial Statements
The Short-Term Investment-Grade Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options
39

Short-Term Investment-Grade Portfolio
generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended June 30, 2025, the portfolio’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
The portfolio had no open swaption contracts at June 30, 2025.
7. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the portfolio’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2025, the portfolio’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or
40

Short-Term Investment-Grade Portfolio
obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The portfolio enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The portfolio enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2025, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 6% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
41

Short-Term Investment-Grade Portfolio
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $65,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments, other financial instruments, and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	268,632	—	268,632
Asset-Backed/Commercial Mortgage-Backed Securities	—	136,309	—	136,309
Corporate Bonds	—	1,993,056	—	1,993,056
Floating Rate Loan Interests	—	8,381	—	8,381
Sovereign Bonds	—	68,800	—	68,800
Taxable Municipal Bonds	—	1,338	—	1,338
Temporary Cash Investments	9,171	13,353	—	22,524
Total	9,171	2,489,869	—	2,499,040
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	—	—	—
Derivative Financial Instruments
Assets
Futures Contracts[1]	298	—	—	298
Forward Currency Contracts	—	17	—	17
Swap Contracts	929[1]	18	—	947
Total	1,227	35	—	1,262
Liabilities
Futures Contracts[1]	(228)	—	—	(228)
Forward Currency Contracts	—	(985)	—	(985)
Swap Contracts	(308)[1]	—	—	(308)
Total	(536)	(985)	—	(1,521)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Short-Term Investment-Grade Portfolio
D.	At June 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	13	13
Unrealized Appreciation—Futures Contracts[1]	298	—	—	298
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	191	—	738	929
Unrealized Appreciation—Forward Currency Contracts	—	17	—	17
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	18	18
Total Assets	489	17	769	1,275

Unrealized Depreciation—Futures Contracts[1]	(228)	—	—	(228)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(308)	—	—	(308)
Unrealized Depreciation—Forward Currency Contracts	—	(985)	—	(985)
Total Liabilities	(536)	(985)	—	(1,521)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(1,044)	—	—	(1,044)
Options Purchased	(199)	—	292	93
Options Written	218	—	20	238
Swap Contracts	(23)	—	538	515
Forward Currency Contracts	—	(3,656)	—	(3,656)
Realized Net Gain (Loss) on Derivatives	(1,048)	(3,656)	850	(3,854)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(321)	—	—	(321)
Options Purchased	(54)	—	—	(54)
Options Written	179	—	—	179
Swap Contracts	(196)	—	607	411
Forward Currency Contracts	—	(1,526)	—	(1,526)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(392)	(1,526)	607	(1,311)
E.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,465,005
Gross Unrealized Appreciation	41,456
Gross Unrealized Depreciation	(7,667)
Net Unrealized Appreciation (Depreciation)	33,789
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the portfolio had available capital losses totaling $104,767,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2025, the portfolio purchased $685,785,000 of investment securities and sold $490,312,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $756,712,000 and $846,435,000, respectively.
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Short-Term Investment-Grade Portfolio
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	25,816	51,897
Issued in Lieu of Cash Distributions	9,933	7,752
Redeemed	(18,525)	(44,109)
Net Increase (Decrease) in Shares Outstanding	17,224	15,540
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2025, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of at least 25% or more of the portfolio’s net assets, with a combined ownership of 57%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692ST 082025
44

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Small Company Growth Portfolio

Contents
Financial Statements	1

Small Company Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.5%)
Communication Services (4.6%)
*	Cargurus Inc.	589,126	19,718
*	Ziff Davis Inc.	392,559	11,883
*	IAC Inc.	244,325	9,123
	Iridium Communications Inc.	235,092	7,093
*	ZipRecruiter Inc. Class A	760,275	3,809
*	Yelp Inc.	70,337	2,411
*	Roku Inc.	23,841	2,095
*	fuboTV Inc.	475,458	1,835
*	Lumen Technologies Inc.	416,683	1,825
*	AST SpaceMobile Inc.	38,228	1,786
*	EverQuote Inc. Class A	46,685	1,129
*	Clear Channel Outdoor Holdings Inc.	852,914	998
*	Mediaalpha Inc. Class A	53,438	585
*	Anterix Inc.	16,657	427
	Playtika Holding Corp.	87,056	412
	Sinclair Inc.	29,831	412
*	Bandwidth Inc. Class A	21,528	342
	IDT Corp. Class B	4,774	326
*	Magnite Inc.	11,301	273
			66,482
Consumer Discretionary (11.7%)
	Churchill Downs Inc.	178,852	18,064
*	DraftKings Inc. Class A	298,046	12,783
*	Skechers USA Inc. Class A	163,197	10,298
*	Deckers Outdoor Corp.	59,335	6,116
*	Norwegian Cruise Line Holdings Ltd.	288,537	5,852
*	Brinker International Inc.	31,420	5,666
*	Duolingo Inc.	12,458	5,108
*	Chewy Inc. Class A	112,251	4,784
	Tapestry Inc.	52,896	4,645
	Hasbro Inc.	59,224	4,372
*	Sally Beauty Holdings Inc.	454,728	4,211
	Travel & Leisure Co.	77,981	4,025
*	Adtalem Global Education Inc.	31,567	4,016
	Texas Roadhouse Inc.	21,377	4,006
*	Cavco Industries Inc.	9,062	3,937
*	Floor & Decor Holdings Inc. Class A	44,816	3,404
*	Planet Fitness Inc. Class A	31,105	3,392
*	Etsy Inc.	64,929	3,257
	Red Rock Resorts Inc. Class A	58,235	3,030
*	BJ's Restaurants Inc.	66,116	2,949
*	Frontdoor Inc.	49,271	2,904
*	Urban Outfitters Inc.	38,606	2,801
*	Sportradar Group AG Class A	96,388	2,707
*	Fox Factory Holding Corp.	103,118	2,675
	Wingstop Inc.	7,396	2,491
*	Dorman Products Inc.	20,253	2,484
*	Udemy Inc.	349,850	2,459
*	Light & Wonder Inc.	22,227	2,140
*	Shake Shack Inc. Class A	14,313	2,012
*	National Vision Holdings Inc.	86,713	1,995
*	Warby Parker Inc. Class A	80,132	1,757
*	Carvana Co.	5,060	1,705
*	Accel Entertainment Inc.	143,951	1,694
*	Life Time Group Holdings Inc.	52,337	1,587
	Toll Brothers Inc.	13,348	1,523
*	Coursera Inc.	173,179	1,517
*	Five Below Inc.	11,171	1,465
*	Universal Technical Institute Inc.	40,909	1,386
1

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	American Public Education Inc.	40,113	1,222
	Build-A-Bear Workshop Inc.	22,907	1,181
*	Taylor Morrison Home Corp.	18,673	1,147
*	Hanesbrands Inc.	241,683	1,107
	Monarch Casino & Resort Inc.	12,763	1,103
	Super Group SGHC Ltd.	96,576	1,059
*	Gentherm Inc.	35,873	1,015
	Ralph Lauren Corp.	3,296	904
	Upbound Group Inc.	31,633	794
*	Modine Manufacturing Co.	7,138	703
	OneSpaWorld Holdings Ltd.	33,233	678
*	Tri Pointe Homes Inc.	16,931	541
	Somnigroup International Inc.	7,793	530
*	Peloton Interactive Inc. Class A	72,671	504
*	ThredUp Inc. Class A	65,193	488
	Rocky Brands Inc.	20,302	451
*	Groupon Inc.	13,104	438
	Standard Motor Products Inc.	13,776	423
	Boyd Gaming Corp.	5,070	397
	Carriage Services Inc.	7,503	343
*	Cava Group Inc.	3,500	295
	Dine Brands Global Inc.	11,188	272
*	Dutch Bros Inc. Class A	3,807	260
*	Sabre Corp.	70,288	222
*	Inspired Entertainment Inc.	16,989	139
*	Bright Horizons Family Solutions Inc.	1,105	137
*	YETI Holdings Inc.	4,329	137
*	Genesco Inc.	6,880	136
*	Leslie's Inc.	161,791	68
*	Stoneridge Inc.	6,110	43
			167,954
Consumer Staples (2.0%)
*	Sprouts Farmers Market Inc.	49,891	8,214
	Turning Point Brands Inc.	102,697	7,781
	PriceSmart Inc.	23,470	2,465
	Pilgrim's Pride Corp.	54,755	2,463
	Utz Brands Inc.	144,625	1,815
*	Herbalife Ltd.	143,038	1,233
	Cal-Maine Foods Inc.	10,395	1,036
	Energizer Holdings Inc.	47,969	967
	Coca-Cola Consolidated Inc.	7,050	787
*	Honest Co. Inc.	107,255	546
	Calavo Growers Inc.	18,423	490
*	Celsius Holdings Inc.	10,542	489
*	Mission Produce Inc.	22,320	262
	Natural Grocers by Vitamin Cottage Inc.	5,178	203
*	Nature's Sunshine Products Inc.	10,544	156
			28,907
Energy (2.0%)
	Viper Energy Inc.	258,973	9,875
	Matador Resources Co.	53,778	2,566
	Excelerate Energy Inc. Class A	77,963	2,286
	Crescent Energy Co. Class A	258,018	2,219
	Permian Resources Corp.	144,468	1,968
*	Oceaneering International Inc.	78,534	1,627
	Antero Midstream Corp.	81,313	1,541
*	REX American Resources Corp.	27,120	1,321
*	Gulfport Energy Corp.	5,722	1,151
*	Infinity Natural Resources Inc. Class A	54,540	998
	Riley Exploration Permian Inc.	34,872	915
*	Hallador Energy Co.	51,345	813
	Berry Corp.	141,580	392
	Diversified Energy Co. plc	20,315	298
	Epsilon Energy Ltd.	24,166	178
*	DMC Global Inc.	17,619	142
			28,290
Financials (8.7%)
*	Euronet Worldwide Inc.	151,539	15,363
*	Remitly Global Inc.	621,497	11,666
2

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	Equitable Holdings Inc.	158,866	8,912
	WisdomTree Inc.	566,073	6,516
	First American Financial Corp.	93,736	5,754
	Piper Sandler Cos.	19,251	5,351
	Moelis & Co. Class A	82,126	5,118
*	NMI Holdings Inc.	101,535	4,284
*	SoFi Technologies Inc.	228,177	4,155
*	Palomar Holdings Inc.	26,907	4,150
*	Affirm Holdings Inc.	59,931	4,144
*	Toast Inc. Class A	87,855	3,891
	Popular Inc.	34,917	3,848
	Universal Insurance Holdings Inc.	120,368	3,338
	Northrim BanCorp Inc.	35,580	3,318
	Bank of NT Butterfield & Son Ltd.	71,100	3,148
*	Skyward Specialty Insurance Group Inc.	54,312	3,139
	Morningstar Inc.	8,445	2,651
*	Upstart Holdings Inc.	37,401	2,419
*	StoneCo. Ltd. Class A	134,419	2,156
	Federated Hermes Inc.	47,131	2,089
	Virtus Investment Partners Inc.	11,109	2,015
	Everest Group Ltd.	5,094	1,731
	First Financial Corp.	31,643	1,715
*	Bowhead Specialty Holdings Inc.	40,394	1,516
*	Payoneer Global Inc.	212,217	1,454
*	Marqeta Inc. Class A	233,447	1,361
	Acadian Asset Management Inc.	33,490	1,180
*	Chime Financial Inc. Class A	30,794	1,063
*	SiriusPoint Ltd.	48,834	996
	Pathward Financial Inc.	11,366	899
	American Coastal Insurance Corp.	79,301	882
	SLM Corp.	23,307	764
	Tiptree Inc.	31,062	732
	HCI Group Inc.	3,687	561
	Diamond Hill Investment Group Inc.	3,553	516
*	International Money Express Inc.	47,165	476
	AMERISAFE Inc.	9,731	426
*	Heritage Insurance Holdings Inc.	14,692	366
	Shore Bancshares Inc.	22,261	350
*	Enova International Inc.	3,009	336
*	Dave Inc.	820	220
*	Priority Technology Holdings Inc.	18,853	147
	Kinsale Capital Group Inc.	265	128
			125,244
Health Care (24.1%)
*	Doximity Inc. Class A	303,109	18,593
	STERIS plc	58,514	14,056
*	Align Technology Inc.	74,048	14,019
*	Waystar Holding Corp.	330,141	13,493
*	Certara Inc.	1,136,320	13,295
*	Halozyme Therapeutics Inc.	233,654	12,155
*	Merit Medical Systems Inc.	129,028	12,062
*	Cooper Cos. Inc.	160,930	11,452
*	Globus Medical Inc. Class A	182,122	10,749
*	Veracyte Inc.	397,676	10,749
*	Progyny Inc.	396,472	8,722
*	Madrigal Pharmaceuticals Inc.	28,174	8,527
*	Tandem Diabetes Care Inc.	382,513	7,130
*	Exelixis Inc.	161,325	7,110
*	Insmed Inc.	66,837	6,726
*	HealthEquity Inc.	63,208	6,622
	Bio-Techne Corp.	122,016	6,278
*	Ionis Pharmaceuticals Inc.	152,686	6,033
*	SpringWorks Therapeutics Inc.	127,658	5,999
*	Penumbra Inc.	22,033	5,654
*	Exact Sciences Corp.	102,111	5,426
*	Neurocrine Biosciences Inc.	41,678	5,238
*	Medpace Holdings Inc.	14,583	4,577
*	Tenet Healthcare Corp.	25,118	4,421
*	Agios Pharmaceuticals Inc.	124,903	4,154
3

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Legend Biotech Corp. ADR	115,353	4,094
*,1	Hinge Health Inc. Class A	76,206	3,944
*	Veeva Systems Inc. Class A	13,567	3,907
	Stevanato Group SpA	154,958	3,786
*	Nuvalent Inc. Class A	48,211	3,678
*	Natera Inc.	21,764	3,677
*	Hims & Hers Health Inc.	73,761	3,677
*	TransMedics Group Inc.	25,764	3,453
*	Ultragenyx Pharmaceutical Inc.	92,881	3,377
*	Arrowhead Pharmaceuticals Inc.	213,005	3,365
*	PTC Therapeutics Inc.	67,497	3,297
*	QuidelOrtho Corp.	113,995	3,285
	HealthStream Inc.	116,471	3,223
	iRadimed Corp.	53,571	3,203
*	Option Care Health Inc.	95,640	3,106
*	PROCEPT BioRobotics Corp.	52,625	3,031
*	IQVIA Holdings Inc.	16,612	2,618
*	Arvinas Inc.	331,052	2,437
*	LivaNova plc	53,305	2,400
*	Axogen Inc.	217,011	2,355
*	ACADIA Pharmaceuticals Inc.	103,158	2,225
*	Guardant Health Inc.	42,191	2,196
*	Travere Therapeutics Inc.	143,850	2,129
*	Phreesia Inc.	62,351	1,774
*	Inspire Medical Systems Inc.	12,516	1,624
*	BioCryst Pharmaceuticals Inc.	180,210	1,615
*	Enanta Pharmaceuticals Inc.	206,071	1,558
*	Teladoc Health Inc.	174,905	1,523
*	Castle Biosciences Inc.	71,301	1,456
*	iRhythm Technologies Inc.	9,389	1,446
*	Jazz Pharmaceuticals plc	11,850	1,258
*	Arcturus Therapeutics Holdings Inc.	91,493	1,190
*	Keros Therapeutics Inc.	87,697	1,171
*	TG Therapeutics Inc.	32,427	1,167
*	Amneal Pharmaceuticals Inc.	136,589	1,105
*	LifeStance Health Group Inc.	206,768	1,069
*	Owens & Minor Inc.	114,464	1,042
*	Bioventus Inc. Class A	151,820	1,005
*	Dyne Therapeutics Inc.	104,273	993
*	Arcus Biosciences Inc.	119,758	975
*,1	Agenus Inc.	197,612	903
*	Prothena Corp. plc	148,096	899
*	Fulcrum Therapeutics Inc.	126,875	873
*	Enhabit Inc.	88,561	854
*	Xencor Inc.	99,064	779
*	Catalyst Pharmaceuticals Inc.	35,760	776
*	Quanterix Corp.	114,116	759
*	Lantheus Holdings Inc.	9,155	749
*	CareDx Inc.	37,499	733
*	Bridgebio Pharma Inc.	16,896	730
*	Alector Inc.	495,299	693
*	ADMA Biologics Inc.	36,289	661
*	Organogenesis Holdings Inc.	177,701	650
*	Aveanna Healthcare Holdings Inc.	123,295	645
*	Joint Corp.	54,332	627
*	CorVel Corp.	5,849	601
*	Talkspace Inc.	210,704	586
*	Ardelyx Inc.	149,060	584
*	Electromed Inc.	26,196	576
*	Arcutis Biotherapeutics Inc.	38,963	546
*	CytomX Therapeutics Inc.	235,814	535
*	MacroGenics Inc.	437,607	529
	LeMaitre Vascular Inc.	6,143	510
*	Rigel Pharmaceuticals Inc.	27,182	509
*	Alkermes plc	17,568	503
*,1	Tempus AI Inc.	7,581	482
*	AnaptysBio Inc.	21,569	479
*	Rocket Pharmaceuticals Inc.	186,296	456
*	OptimizeRx Corp.	33,371	450
*	Sarepta Therapeutics Inc.	26,276	449
4

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Tactile Systems Technology Inc.	43,805	444
*	Stoke Therapeutics Inc.	38,240	434
*	10X Genomics Inc. Class A	37,473	434
*	Adaptive Biotechnologies Corp.	36,661	427
*	Aclaris Therapeutics Inc.	282,349	401
*	HilleVax Inc.	192,703	383
*	Apellis Pharmaceuticals Inc.	21,308	369
*	AtriCure Inc.	10,879	356
*	Puma Biotechnology Inc.	98,741	339
*	Twist Bioscience Corp.	9,188	338
*	Niagen Bioscience Inc.	22,572	325
*	Amylyx Pharmaceuticals Inc.	49,713	319
*	Viemed Healthcare Inc.	45,874	317
*	Clover Health Investments Corp.	107,232	299
*	Beam Therapeutics Inc.	16,406	279
*	MannKind Corp.	69,637	260
	Mesa Laboratories Inc.	2,764	260
*	Foghorn Therapeutics Inc.	53,644	252
*	Terns Pharmaceuticals Inc.	66,964	250
*	Community Health Systems Inc.	71,052	242
*	Black Diamond Therapeutics Inc.	93,180	231
*	Ironwood Pharmaceuticals Inc.	300,020	215
	Encompass Health Corp.	1,694	208
*	Neumora Therapeutics Inc.	281,518	206
*	TruBridge Inc.	8,430	197
*	Novavax Inc.	29,019	183
*	Biohaven Ltd.	12,804	181
*	Vir Biotechnology Inc.	33,886	171
*	Iovance Biotherapeutics Inc.	89,976	155
*	Pacira BioSciences Inc.	6,468	155
*	Alignment Healthcare Inc.	10,329	145
*	ADC Therapeutics SA	51,758	139
*	Mersana Therapeutics Inc.	408,394	121
*	CorMedix Inc.	9,453	116
*	4D Molecular Therapeutics Inc.	31,049	115
*	Karyopharm Therapeutics Inc.	24,247	104
*	MEI Pharma Inc.	36,960	91
*	WaVe Life Sciences Ltd.	13,647	89
*,1,2	Cartesian Therapeutics Inc.	414,811	75
*	Shattuck Labs Inc.	81,363	64
*	Voyager Therapeutics Inc.	17,869	56
*,1	ALX Oncology Holdings Inc.	122,837	51
*	Verrica Pharmaceuticals Inc.	32,987	17
			346,613
Industrials (21.5%)
	RB Global Inc. (XTSE)	189,325	20,104
	Federal Signal Corp.	151,836	16,158
	Alight Inc. Class A	2,554,093	14,456
	Sensata Technologies Holding plc	462,335	13,921
	Applied Industrial Technologies Inc.	56,604	13,158
*	Kirby Corp.	108,940	12,355
	Curtiss-Wright Corp.	24,497	11,968
	Comfort Systems USA Inc.	20,592	11,042
*	ACV Auctions Inc. Class A	605,617	9,823
*	StandardAero Inc.	303,018	9,591
	JBT Marel Corp.	75,719	9,106
*	Generac Holdings Inc.	52,998	7,590
	TriNet Group Inc.	103,608	7,578
	EMCOR Group Inc.	13,914	7,442
*	Middleby Corp.	48,325	6,959
*	Core & Main Inc. Class A	107,078	6,462
	GFL Environmental Inc. (XTSE)	123,742	6,244
	Primoris Services Corp.	71,446	5,569
	BWX Technologies Inc.	35,880	5,169
*	Cimpress plc	104,343	4,904
*	Sterling Infrastructure Inc.	21,187	4,888
	ESCO Technologies Inc.	25,403	4,874
	Griffon Corp.	65,658	4,752
	EnerSys	48,885	4,193
5

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	SPX Technologies Inc.	24,517	4,111
	MSA Safety Inc.	22,723	3,807
	FTAI Aviation Ltd.	32,854	3,780
	Pitney Bowes Inc.	346,371	3,779
	Allison Transmission Holdings Inc.	38,589	3,666
*	Lyft Inc. Class A	221,269	3,487
*	Paylocity Holding Corp.	18,651	3,379
	Interface Inc.	158,701	3,322
	Timken Co.	45,364	3,291
	Toro Co.	44,596	3,152
	Watts Water Technologies Inc. Class A	12,262	3,015
	Maximus Inc.	41,925	2,943
*	Rocket Lab Corp.	80,443	2,877
	Mueller Water Products Inc. Class A	116,392	2,798
*	Legalzoom.com Inc.	264,135	2,353
*	Huron Consulting Group Inc.	15,443	2,124
	Douglas Dynamics Inc.	64,325	1,896
	Leonardo DRS Inc.	39,804	1,850
	Argan Inc.	8,068	1,779
*	Gibraltar Industries Inc.	26,119	1,541
*	Graham Corp.	30,929	1,531
	Herc Holdings Inc.	11,086	1,460
*	CoreCivic Inc.	67,782	1,428
*	DXP Enterprises Inc.	15,954	1,398
*	Liquidity Services Inc.	58,790	1,387
	Heidrick & Struggles International Inc.	29,314	1,341
*	Energy Recovery Inc.	104,766	1,339
*	Upwork Inc.	96,882	1,302
	Costamare Inc.	136,510	1,244
	Barrett Business Services Inc.	29,686	1,238
*	Sun Country Airlines Holdings Inc.	102,759	1,207
*	Loar Holdings Inc.	13,652	1,176
	Powell Industries Inc.	5,530	1,164
	Lindsay Corp.	7,443	1,074
	Allient Inc.	28,334	1,029
*	NEXTracker Inc. Class A	18,324	996
	REV Group Inc.	17,345	825
*	American Superconductor Corp.	21,979	806
	Genpact Ltd.	16,612	731
	McGrath RentCorp.	6,172	716
	Gorman-Rupp Co.	19,406	713
	Insteel Industries Inc.	18,868	702
*	IBEX Holdings Ltd.	23,136	673
	CSG Systems International Inc.	10,152	663
*	Avis Budget Group Inc.	2,852	482
*	Bloom Energy Corp. Class A	18,936	453
*	Franklin Covey Co.	18,220	416
	Enerpac Tool Group Corp.	8,313	337
*	Innodata Inc.	6,339	325
*	MRC Global Inc.	23,564	323
*	Willdan Group Inc.	5,138	321
*	MYR Group Inc.	1,697	308
	LSI Industries Inc.	16,562	282
	Armstrong World Industries Inc.	1,712	278
*	Alaska Air Group Inc.	5,353	265
*	Hillman Solutions Corp.	32,282	230
*	Costamare Bulkers Holdings Ltd.	22,570	196
	Mueller Industries Inc.	2,408	191
*	ExlService Holdings Inc.	3,477	152
*	Resolute Holdings Management Inc.	4,675	149
	Apogee Enterprises Inc.	3,635	148
*	Mayville Engineering Co. Inc.	9,096	145
	Marten Transport Ltd.	10,996	143
	Quad / Graphics Inc.	20,835	118
	Virco Mfg. Corp.	14,527	116
			308,777
Information Technology (19.2%)
*	Trimble Inc.	264,712	20,113
*	Dynatrace Inc.	348,536	19,243
6

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Sprout Social Inc. Class A	695,116	14,535
*	GLOBALFOUNDRIES Inc.	372,609	14,234
*	Alkami Technology Inc.	379,343	11,433
*	Blackbaud Inc.	147,897	9,496
*	Elastic NV	105,112	8,864
*	ON Semiconductor Corp.	166,687	8,736
*	Manhattan Associates Inc.	34,683	6,849
*	Pure Storage Inc. Class A	111,421	6,416
*	Guidewire Software Inc.	25,891	6,096
*	Monday.com Ltd.	17,119	5,384
*	N-able Inc.	609,644	4,938
*	Extreme Networks Inc.	274,601	4,929
*	Commvault Systems Inc.	27,213	4,744
*	Dropbox Inc. Class A	158,933	4,545
*	Astera Labs Inc.	48,166	4,355
*	Credo Technology Group Holding Ltd.	45,052	4,171
*	Olo Inc. Class A	467,123	4,157
*	RingCentral Inc. Class A	137,989	3,912
*	Klaviyo Inc. Class A	114,951	3,860
*	Fabrinet	12,936	3,812
*	Domo Inc. Class B	267,476	3,737
*	Calix Inc.	67,418	3,586
*	Consensus Cloud Solutions Inc.	155,142	3,578
*	IonQ Inc.	75,938	3,263
*	Cellebrite DI Ltd.	196,551	3,145
*	Semtech Corp.	58,598	2,645
*	UiPath Inc. Class A	205,214	2,627
*	MaxLinear Inc.	177,856	2,527
*	ADTRAN Holdings Inc.	276,521	2,480
*	Asana Inc. Class A	179,653	2,425
*	Workiva Inc.	34,241	2,344
*	ACI Worldwide Inc.	50,773	2,331
*	Sanmina Corp.	22,366	2,188
*	Arlo Technologies Inc.	118,155	2,004
*	Confluent Inc. Class A	78,880	1,966
*	AppLovin Corp. Class A	5,283	1,849
*	Pagaya Technologies Ltd. Class A	83,898	1,789
*	LiveRamp Holdings Inc.	54,098	1,787
*	PROS Holdings Inc.	112,854	1,767
*	Nutanix Inc. Class A	22,446	1,716
	InterDigital Inc.	7,422	1,664
*	SkyWater Technology Inc.	163,621	1,610
*	D-Wave Quantum Inc.	107,889	1,579
*	nLight Inc.	79,331	1,561
	OneSpan Inc.	92,739	1,548
*	Rambus Inc.	24,141	1,546
*	Q2 Holdings Inc.	16,466	1,541
*	Wix.com Ltd.	9,692	1,536
*	Harmonic Inc.	154,973	1,468
*	Penguin Solutions Inc.	73,947	1,465
*	CommScope Holding Co. Inc.	176,730	1,463
*	Rubrik Inc. Class A	15,539	1,392
*	Gitlab Inc. Class A	30,674	1,384
	MKS Inc.	12,697	1,262
*	DigitalOcean Holdings Inc.	44,143	1,261
*	Ambarella Inc.	18,770	1,240
*	Unity Software Inc.	49,411	1,196
*	CEVA Inc.	50,545	1,111
	Jabil Inc.	4,851	1,058
*	eGain Corp.	167,975	1,050
*	PDF Solutions Inc.	47,829	1,023
*,1	Rigetti Computing Inc.	86,050	1,021
*	Braze Inc. Class A	35,968	1,011
*	Ooma Inc.	78,076	1,007
*	PagerDuty Inc.	65,604	1,002
	Climb Global Solutions Inc.	9,300	994
*	Backblaze Inc. Class A	179,873	989
*	Appian Corp. Class A	32,933	983
*	BigCommerce Holdings Inc. Series 1	195,502	978
*,1	SoundHound AI Inc. Class A	88,881	954
7

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Corsair Gaming Inc.	97,386	918
*	Mirion Technologies Inc.	42,358	912
*	Impinj Inc.	8,137	904
*	Ultra Clean Holdings Inc.	38,916	878
*	Weave Communications Inc.	98,893	823
*	Freshworks Inc. Class A	53,331	795
*	Tenable Holdings Inc.	22,179	749
*	CPI Card Group Inc.	23,283	552
*	Evolv Technologies Holdings Inc.	88,082	550
*	Ouster Inc.	21,284	516
*	FormFactor Inc.	14,868	512
*,1	Quantum Computing Inc.	26,142	501
*	Turtle Beach Corp.	35,501	491
*	Teradata Corp.	21,914	489
*	Kaltura Inc.	242,667	488
*	Five9 Inc.	17,815	472
*	Daktronics Inc.	30,440	460
*	ACM Research Inc. Class A	16,071	416
	Kulicke & Soffa Industries Inc.	9,882	342
	Pegasystems Inc.	6,298	341
*	BILL Holdings Inc.	7,357	340
*	Yext Inc.	31,327	266
*	Digital Turbine Inc.	43,714	258
*	inTEST Corp.	35,304	257
*	Alpha & Omega Semiconductor Ltd.	9,225	237
	Sapiens International Corp. NV	7,720	226
	Amkor Technology Inc.	10,309	216
*	Viavi Solutions Inc.	16,688	168
*	Blend Labs Inc. Class A	45,346	150
*	SentinelOne Inc. Class A	7,977	146
*	Ichor Holdings Ltd.	4,894	96
*	Upland Software Inc.	34,832	68
			277,010
Materials (1.4%)
	Eagle Materials Inc.	15,895	3,213
	United States Lime & Minerals Inc.	28,274	2,822
	Carpenter Technology Corp.	9,020	2,493
*	Axalta Coating Systems Ltd.	74,787	2,220
	Kaiser Aluminum Corp.	26,364	2,106
	Sealed Air Corp.	64,682	2,007
	Myers Industries Inc.	136,893	1,984
	Balchem Corp.	4,214	671
	Innospec Inc.	7,057	593
*	Constellium SE	39,873	530
*	Core Molding Technologies Inc.	29,356	487
	Louisiana-Pacific Corp.	5,356	461
*	Compass Minerals International Inc.	12,726	256
	Koppers Holdings Inc.	5,786	186
			20,029
Real Estate (1.0%)
	Phillips Edison & Co. Inc.	110,652	3,876
*	Jones Lang LaSalle Inc.	14,942	3,822
	DiamondRock Hospitality Co.	220,510	1,689
	Sunstone Hotel Investors Inc.	164,706	1,429
	Xenia Hotels & Resorts Inc.	108,133	1,359
*	Compass Inc. Class A	154,940	973
	Postal Realty Trust Inc. Class A	43,630	643
	Universal Health Realty Income Trust	13,777	551
	PotlatchDeltic Corp.	3,979	153
	Tanger Inc.	4,090	125
			14,620
Utilities (0.3%)
	NRG Energy Inc.	22,242	3,572
	MGE Energy Inc.	4,965	439
			4,011
Total Common Stocks (Cost $1,403,778)			1,387,937
8

Small Company Growth Portfolio
		Shares	Market Value• ($000)
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[3,4]	Vanguard Market Liquidity Fund, 4.355% (Cost $52,804)	528,065	52,801
Total Investments (100.2%) (Cost $1,456,582)			1,440,738
Other Assets and Liabilities—Net (-0.2%)			(2,586)
Net Assets (100%)			1,438,152
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,293.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,696 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	285	31,232	959

See accompanying Notes, which are an integral part of the Financial Statements.
9

Small Company Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,403,778)	1,387,937
Affiliated Issuers (Cost $52,804)	52,801
Total Investments in Securities	1,440,738
Investment in Vanguard	36
Cash	1,860
Cash Collateral Pledged—Futures Contracts	2,894
Receivables for Investment Securities Sold	294
Receivables for Accrued Income	407
Receivables for Capital Shares Issued	422
Variation Margin Receivable—Futures Contracts	43
Total Assets	1,446,694
Liabilities
Payables for Investment Securities Purchased	3,804
Collateral for Securities on Loan	3,696
Payables to Investment Advisor	241
Payables for Capital Shares Redeemed	675
Payables to Vanguard	126
Total Liabilities	8,542
Net Assets	1,438,152
1 Includes $3,293 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	1,461,364
Total Distributable Earnings (Loss)	(23,212)
Net Assets	1,438,152

Net Assets
Applicable to 81,466,185 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,438,152
Net Asset Value Per Share	$17.65

See accompanying Notes, which are an integral part of the Financial Statements.
10

Small Company Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	4,549
Interest[2]	1,209
Securities Lending—Net	20
Total Income	5,778
Expenses
Investment Advisory Fees—Note B
Basic Fee	816
Performance Adjustment	(123)
The Vanguard Group—Note C
Management and Administrative	1,369
Marketing and Distribution	30
Custodian Fees	11
Shareholders’ Reports and Proxy Fees	18
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	2,126
Net Investment Income	3,652
Realized Net Gain (Loss)
Investment Securities Sold[2]	2,764
Futures Contracts	(5,118)
Realized Net Gain (Loss)	(2,354)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(30,756)
Futures Contracts	2,388
Change in Unrealized Appreciation (Depreciation)	(28,368)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,070)
1	Dividends are net of foreign withholding taxes of $36.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,155, ($1), and ($3), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Small Company Growth Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,652	7,110
Realized Net Gain (Loss)	(2,354)	143,531
Change in Unrealized Appreciation (Depreciation)	(28,368)	10,887
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,070)	161,528
Distributions
Total Distributions	(106,517)	(8,241)
Capital Share Transactions
Issued	64,824	142,153
Issued in Lieu of Cash Distributions	106,517	8,241
Redeemed	(136,892)	(267,498)
Net Increase (Decrease) from Capital Share Transactions	34,449	(117,104)
Total Increase (Decrease)	(99,138)	36,183
Net Assets
Beginning of Period	1,537,290	1,501,107
End of Period	1,438,152	1,537,290

See accompanying Notes, which are an integral part of the Financial Statements.
12

Small Company Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.51	$17.61	$14.78	$26.50	$24.49	$23.08
Investment Operations
Net Investment Income[1]	.046	.087	.089	.073	.056	.102
Net Realized and Unrealized Gain (Loss) on Investments	(.512)	1.912	2.806	(5.677)	3.343	3.521
Total from Investment Operations	(.466)	1.999	2.895	(5.604)	3.399	3.623
Distributions
Dividends from Net Investment Income	(.092)	(.099)	(.065)	(.057)	(.101)	(.143)
Distributions from Realized Capital Gains	(1.302)	—	—	(6.059)	(1.288)	(2.070)
Total Distributions	(1.394)	(.099)	(.065)	(6.116)	(1.389)	(2.213)
Net Asset Value, End of Period	$17.65	$19.51	$17.61	$14.78	$26.50	$24.49
Total Return	-1.79%	11.38%	19.65%	-25.35%	14.22%	23.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,438	$1,537	$1,501	$1,328	$1,944	$2,130
Ratio of Total Expenses to Average Net Assets[2]	0.30%	0.29%[3]	0.29%	0.29%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.47%	0.55%	0.43%	0.21%	0.52%
Portfolio Turnover Rate	33%	51%	59%	64%	57%[4]	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.03%), (0.03%), (0.02%), (0.02%), and (0.02%).
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.29%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Small Company Growth Portfolio
Notes to Financial Statements
The Small Company Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
14

Small Company Growth Portfolio
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firm ArrowMark Colorado Holdings, LLC, provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of ArrowMark Colorado Holdings, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the proceeding five years.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $121,000 for the six months ended June 30, 2025.
For the six months ended June 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.12% of the portfolio’s average net assets, before a net decrease $123,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $36,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,387,862	—	75	1,387,937
Temporary Cash Investments	52,801	—	—	52,801
Total	1,440,663	—	75	1,440,738
Derivative Financial Instruments
Assets
Futures Contracts[1]	959	—	—	959
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,467,779
Gross Unrealized Appreciation	218,085
Gross Unrealized Depreciation	(244,167)
Net Unrealized Appreciation (Depreciation)	(26,082)
15

Small Company Growth Portfolio
F.	During the six months ended June 30, 2025, the portfolio purchased $453,406,000 of investment securities and sold $526,100,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $1,318,000 and sales were $6,835,000, resulting in net realized gain of $1,407,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	3,675	7,556
Issued in Lieu of Cash Distributions	6,539	443
Redeemed	(7,556)	(14,427)
Net Increase (Decrease) in Shares Outstanding	2,658	(6,428)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 50% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692SCG 082025
16

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
Financial Statements	1

Total Bond Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (67.5%)
U.S. Government Securities (47.5%)
United States Treasury Note/Bond	4.500%	7/15/26	7,723	7,763
United States Treasury Note/Bond	0.625%	7/31/26	14,250	13,746
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,811
United States Treasury Note/Bond	4.375%	7/31/26	13,828	13,883
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,796
United States Treasury Note/Bond	4.375%	8/15/26	10,578	10,623
United States Treasury Note/Bond	6.750%	8/15/26	2,300	2,366
United States Treasury Note/Bond	0.750%	8/31/26	10,163	9,794
United States Treasury Note/Bond	3.750%	8/31/26	13,393	13,361
United States Treasury Note/Bond	4.625%	9/15/26	3,500	3,528
United States Treasury Note/Bond	0.875%	9/30/26	11,270	10,855
United States Treasury Note/Bond	3.500%	9/30/26	9,191	9,144
United States Treasury Note/Bond	4.625%	10/15/26	5,550	5,600
United States Treasury Note/Bond	1.125%	10/31/26	9,930	9,575
United States Treasury Note/Bond	1.625%	10/31/26	4,075	3,956
United States Treasury Note/Bond	4.125%	10/31/26	6,831	6,850
United States Treasury Note/Bond	2.000%	11/15/26	7,946	7,747
United States Treasury Note/Bond	4.625%	11/15/26	8,408	8,490
United States Treasury Note/Bond	1.250%	11/30/26	4,320	4,166
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,916
United States Treasury Note/Bond	4.250%	11/30/26	15,349	15,429
United States Treasury Note/Bond	4.375%	12/15/26	10,994	11,076
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,847
United States Treasury Note/Bond	1.750%	12/31/26	208	202
United States Treasury Note/Bond	4.250%	12/31/26	15,045	15,134
United States Treasury Note/Bond	4.000%	1/15/27	8,930	8,951
United States Treasury Note/Bond	1.500%	1/31/27	17,534	16,913
United States Treasury Note/Bond	4.125%	1/31/27	9,468	9,512
United States Treasury Note/Bond	2.250%	2/15/27	3,422	3,338
United States Treasury Note/Bond	4.125%	2/15/27	9,489	9,534
United States Treasury Note/Bond	6.625%	2/15/27	65	68
United States Treasury Note/Bond	1.125%	2/28/27	3,143	3,008
United States Treasury Note/Bond	1.875%	2/28/27	10,113	9,801
United States Treasury Note/Bond	4.125%	2/28/27	10,058	10,111
United States Treasury Note/Bond	4.250%	3/15/27	9,250	9,320
United States Treasury Note/Bond	0.625%	3/31/27	3,963	3,754
United States Treasury Note/Bond	2.500%	3/31/27	5,950	5,823
United States Treasury Note/Bond	3.875%	3/31/27	12,477	12,498
United States Treasury Note/Bond	4.500%	4/15/27	8,618	8,725
United States Treasury Note/Bond	0.500%	4/30/27	6,820	6,431
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,520
United States Treasury Note/Bond	3.750%	4/30/27	14,723	14,722
United States Treasury Note/Bond	2.375%	5/15/27	9,381	9,149
United States Treasury Note/Bond	4.500%	5/15/27	12,992	13,164
United States Treasury Note/Bond	0.500%	5/31/27	6,605	6,213
United States Treasury Note/Bond	2.625%	5/31/27	7,535	7,379
United States Treasury Note/Bond	3.875%	5/31/27	11,229	11,256
United States Treasury Note/Bond	4.625%	6/15/27	6,014	6,114
United States Treasury Note/Bond	0.500%	6/30/27	8,889	8,340
United States Treasury Note/Bond	3.250%	6/30/27	9,539	9,453
United States Treasury Note/Bond	3.750%	6/30/27	6,996	7,000
United States Treasury Note/Bond	4.375%	7/15/27	6,993	7,080
United States Treasury Note/Bond	0.375%	7/31/27	9,260	8,641
United States Treasury Note/Bond	2.750%	7/31/27	11,284	11,064
United States Treasury Note/Bond	2.250%	8/15/27	8,447	8,193
United States Treasury Note/Bond	3.750%	8/15/27	10,735	10,740
United States Treasury Note/Bond	6.375%	8/15/27	185	195
United States Treasury Note/Bond	0.500%	8/31/27	7,825	7,305
United States Treasury Note/Bond	3.125%	8/31/27	7,888	7,791
United States Treasury Note/Bond	3.375%	9/15/27	7,144	7,095

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.375%	9/30/27	8,525	7,916
United States Treasury Note/Bond	4.125%	9/30/27	7,865	7,936
United States Treasury Note/Bond	3.875%	10/15/27	13,437	13,483
United States Treasury Note/Bond	0.500%	10/31/27	10,290	9,557
United States Treasury Note/Bond	4.125%	10/31/27	8,761	8,841
United States Treasury Note/Bond	2.250%	11/15/27	7,302	7,060
United States Treasury Note/Bond	4.125%	11/15/27	10,100	10,194
United States Treasury Note/Bond	6.125%	11/15/27	114	120
United States Treasury Note/Bond	0.625%	11/30/27	8,128	7,556
United States Treasury Note/Bond	3.875%	11/30/27	7,007	7,034
United States Treasury Note/Bond	4.000%	12/15/27	9,190	9,255
United States Treasury Note/Bond	0.625%	12/31/27	11,360	10,531
United States Treasury Note/Bond	3.875%	12/31/27	6,060	6,086
United States Treasury Note/Bond	4.250%	1/15/28	8,482	8,592
United States Treasury Note/Bond	0.750%	1/31/28	12,760	11,837
United States Treasury Note/Bond	3.500%	1/31/28	7,650	7,611
United States Treasury Note/Bond	2.750%	2/15/28	9,790	9,556
United States Treasury Note/Bond	4.250%	2/15/28	8,872	8,992
United States Treasury Note/Bond	1.125%	2/29/28	12,968	12,126
United States Treasury Note/Bond	4.000%	2/29/28	7,787	7,845
United States Treasury Note/Bond	3.875%	3/15/28	9,991	10,039
United States Treasury Note/Bond	1.250%	3/31/28	12,036	11,270
United States Treasury Note/Bond	3.625%	3/31/28	6,846	6,834
United States Treasury Note/Bond	3.750%	4/15/28	10,598	10,612
United States Treasury Note/Bond	1.250%	4/30/28	10,814	10,107
United States Treasury Note/Bond	3.500%	4/30/28	6,803	6,766
United States Treasury Note/Bond	2.875%	5/15/28	11,755	11,492
United States Treasury Note/Bond	3.750%	5/15/28	14,479	14,502
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,903
United States Treasury Note/Bond	3.625%	5/31/28	8,293	8,275
United States Treasury Note/Bond	3.875%	6/15/28	7,220	7,258
United States Treasury Note/Bond	1.250%	6/30/28	9,941	9,254
United States Treasury Note/Bond	4.000%	6/30/28	8,012	8,080
United States Treasury Note/Bond	1.000%	7/31/28	12,705	11,712
United States Treasury Note/Bond	4.125%	7/31/28	6,769	6,851
United States Treasury Note/Bond	2.875%	8/15/28	12,366	12,061
United States Treasury Note/Bond	5.500%	8/15/28	325	342
United States Treasury Note/Bond	1.125%	8/31/28	13,987	12,915
United States Treasury Note/Bond	4.375%	8/31/28	5,507	5,615
United States Treasury Note/Bond	1.250%	9/30/28	13,792	12,759
United States Treasury Note/Bond	4.625%	9/30/28	8,643	8,883
United States Treasury Note/Bond	1.375%	10/31/28	10,725	9,943
United States Treasury Note/Bond	4.875%	10/31/28	8,243	8,540
United States Treasury Note/Bond	3.125%	11/15/28	11,328	11,116
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,731
United States Treasury Note/Bond	1.500%	11/30/28	9,995	9,288
United States Treasury Note/Bond	4.375%	11/30/28	10,440	10,659
United States Treasury Note/Bond	1.375%	12/31/28	10,224	9,445
United States Treasury Note/Bond	3.750%	12/31/28	8,356	8,364
United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,510
United States Treasury Note/Bond	4.000%	1/31/29	9,078	9,160
United States Treasury Note/Bond	2.625%	2/15/29	10,333	9,950
United States Treasury Note/Bond	1.875%	2/28/29	8,640	8,097
United States Treasury Note/Bond	4.250%	2/28/29	11,636	11,843
United States Treasury Note/Bond	2.375%	3/31/29	9,595	9,142
United States Treasury Note/Bond	4.125%	3/31/29	10,214	10,354
United States Treasury Note/Bond	2.875%	4/30/29	9,400	9,113
United States Treasury Note/Bond	4.625%	4/30/29	9,639	9,941
United States Treasury Note/Bond	2.375%	5/15/29	8,871	8,438
United States Treasury Note/Bond	2.750%	5/31/29	8,802	8,488
United States Treasury Note/Bond	4.500%	5/31/29	13,504	13,874
United States Treasury Note/Bond	3.250%	6/30/29	7,145	7,015
United States Treasury Note/Bond	4.250%	6/30/29	12,477	12,711
United States Treasury Note/Bond	2.625%	7/31/29	6,550	6,274
United States Treasury Note/Bond	4.000%	7/31/29	10,176	10,271
United States Treasury Note/Bond	1.625%	8/15/29	4,620	4,254
United States Treasury Note/Bond	3.125%	8/31/29	5,835	5,695
United States Treasury Note/Bond	3.625%	8/31/29	13,505	13,440
United States Treasury Note/Bond	3.500%	9/30/29	12,655	12,528
United States Treasury Note/Bond	3.875%	9/30/29	6,802	6,834

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.000%	10/31/29	5,925	5,981
	United States Treasury Note/Bond	4.125%	10/31/29	10,029	10,174
	United States Treasury Note/Bond	1.750%	11/15/29	2,351	2,165
	United States Treasury Note/Bond	3.875%	11/30/29	5,971	5,997
	United States Treasury Note/Bond	4.125%	11/30/29	11,735	11,908
	United States Treasury Note/Bond	3.875%	12/31/29	6,303	6,330
	United States Treasury Note/Bond	4.375%	12/31/29	11,824	12,119
	United States Treasury Note/Bond	3.500%	1/31/30	4,790	4,735
	United States Treasury Note/Bond	4.250%	1/31/30	12,208	12,451
	United States Treasury Note/Bond	1.500%	2/15/30	8,994	8,139
	United States Treasury Note/Bond	4.000%	2/28/30	15,926	16,084
	United States Treasury Note/Bond	3.625%	3/31/30	4,725	4,691
	United States Treasury Note/Bond	4.000%	3/31/30	8,715	8,797
	United States Treasury Note/Bond	3.500%	4/30/30	5,295	5,227
	United States Treasury Note/Bond	3.875%	4/30/30	9,368	9,406
	United States Treasury Note/Bond	0.625%	5/15/30	13,704	11,790
	United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,493
	United States Treasury Note/Bond	3.750%	5/31/30	5,680	5,668
	United States Treasury Note/Bond	4.000%	5/31/30	8,210	8,290
	United States Treasury Note/Bond	3.750%	6/30/30	4,600	4,589
	United States Treasury Note/Bond	3.875%	6/30/30	8,385	8,417
	United States Treasury Note/Bond	4.000%	7/31/30	5,944	5,996
	United States Treasury Note/Bond	0.625%	8/15/30	18,952	16,161
	United States Treasury Note/Bond	4.125%	8/31/30	5,681	5,763
	United States Treasury Note/Bond	4.625%	9/30/30	6,192	6,425
	United States Treasury Note/Bond	4.875%	10/31/30	5,840	6,130
	United States Treasury Note/Bond	0.875%	11/15/30	19,461	16,694
	United States Treasury Note/Bond	4.375%	11/30/30	6,405	6,571
	United States Treasury Note/Bond	3.750%	12/31/30	6,383	6,352
	United States Treasury Note/Bond	4.000%	1/31/31	7,012	7,062
	United States Treasury Note/Bond	1.125%	2/15/31	15,708	13,591
	United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,653
	United States Treasury Note/Bond	4.250%	2/28/31	7,708	7,857
	United States Treasury Note/Bond	4.125%	3/31/31	8,407	8,514
	United States Treasury Note/Bond	4.625%	4/30/31	7,993	8,300
	United States Treasury Note/Bond	1.625%	5/15/31	18,109	15,971
	United States Treasury Note/Bond	4.625%	5/31/31	7,766	8,064
	United States Treasury Note/Bond	4.250%	6/30/31	7,912	8,058
	United States Treasury Note/Bond	4.125%	7/31/31	8,081	8,174
	United States Treasury Note/Bond	1.250%	8/15/31	19,802	16,938
	United States Treasury Note/Bond	3.750%	8/31/31	8,622	8,541
	United States Treasury Note/Bond	3.625%	9/30/31	8,470	8,329
	United States Treasury Note/Bond	4.125%	10/31/31	8,361	8,449
[1]	United States Treasury Note/Bond	1.375%	11/15/31	20,303	17,371
	United States Treasury Note/Bond	4.125%	11/30/31	8,420	8,506
	United States Treasury Note/Bond	4.500%	12/31/31	7,357	7,587
	United States Treasury Note/Bond	4.375%	1/31/32	7,992	8,182
	United States Treasury Note/Bond	1.875%	2/15/32	17,403	15,288
	United States Treasury Note/Bond	4.125%	2/29/32	7,463	7,532
	United States Treasury Note/Bond	4.125%	3/31/32	8,327	8,402
	United States Treasury Note/Bond	4.000%	4/30/32	6,529	6,538
	United States Treasury Note/Bond	2.875%	5/15/32	17,763	16,575
	United States Treasury Note/Bond	4.125%	5/31/32	5,715	5,764
	United States Treasury Note/Bond	4.000%	6/30/32	12,255	12,264
	United States Treasury Note/Bond	2.750%	8/15/32	17,860	16,476
	United States Treasury Note/Bond	4.125%	11/15/32	16,869	16,985
	United States Treasury Note/Bond	3.500%	2/15/33	17,103	16,490
	United States Treasury Note/Bond	3.375%	5/15/33	17,348	16,539
	United States Treasury Note/Bond	3.875%	8/15/33	19,082	18,797
	United States Treasury Note/Bond	4.500%	11/15/33	20,302	20,855
	United States Treasury Note/Bond	4.000%	2/15/34	20,720	20,508
	United States Treasury Note/Bond	4.375%	5/15/34	22,071	22,418
	United States Treasury Note/Bond	3.875%	8/15/34	21,008	20,515
	United States Treasury Note/Bond	4.250%	11/15/34	21,383	21,456
	United States Treasury Note/Bond	4.625%	2/15/35	18,590	19,184
	United States Treasury Note/Bond	4.250%	5/15/35	9,673	9,688
	United States Treasury Note/Bond	4.500%	5/15/38	811	820
	United States Treasury Note/Bond	3.500%	2/15/39	890	803
	United States Treasury Note/Bond	4.250%	5/15/39	1,813	1,764
	United States Treasury Note/Bond	4.500%	8/15/39	2,593	2,581

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.375%	11/15/39	2,334	2,287
United States Treasury Note/Bond	4.625%	2/15/40	2,784	2,798
United States Treasury Note/Bond	1.125%	5/15/40	7,474	4,641
United States Treasury Note/Bond	4.375%	5/15/40	2,339	2,284
United States Treasury Note/Bond	1.125%	8/15/40	10,180	6,254
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,312
United States Treasury Note/Bond	1.375%	11/15/40	7,874	5,012
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,103
United States Treasury Note/Bond	1.875%	2/15/41	11,798	8,108
United States Treasury Note/Bond	4.750%	2/15/41	1,981	2,005
United States Treasury Note/Bond	2.250%	5/15/41	9,381	6,810
United States Treasury Note/Bond	4.375%	5/15/41	1,904	1,844
United States Treasury Note/Bond	1.750%	8/15/41	12,566	8,337
United States Treasury Note/Bond	3.750%	8/15/41	2,140	1,916
United States Treasury Note/Bond	2.000%	11/15/41	11,218	7,709
United States Treasury Note/Bond	3.125%	11/15/41	1,801	1,476
United States Treasury Note/Bond	2.375%	2/15/42	8,961	6,514
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,698
United States Treasury Note/Bond	3.000%	5/15/42	2,120	1,692
United States Treasury Note/Bond	3.250%	5/15/42	7,780	6,433
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,214
United States Treasury Note/Bond	3.375%	8/15/42	6,422	5,389
United States Treasury Note/Bond	2.750%	11/15/42	3,626	2,760
United States Treasury Note/Bond	4.000%	11/15/42	6,447	5,880
United States Treasury Note/Bond	3.125%	2/15/43	3,380	2,715
United States Treasury Note/Bond	3.875%	2/15/43	6,758	6,047
United States Treasury Note/Bond	2.875%	5/15/43	5,245	4,040
United States Treasury Note/Bond	3.875%	5/15/43	6,383	5,701
United States Treasury Note/Bond	3.625%	8/15/43	4,680	4,023
United States Treasury Note/Bond	4.375%	8/15/43	7,145	6,811
United States Treasury Note/Bond	3.750%	11/15/43	4,185	3,655
United States Treasury Note/Bond	4.750%	11/15/43	6,650	6,642
United States Treasury Note/Bond	3.625%	2/15/44	4,238	3,626
United States Treasury Note/Bond	4.500%	2/15/44	6,878	6,646
United States Treasury Note/Bond	3.375%	5/15/44	4,726	3,885
United States Treasury Note/Bond	4.625%	5/15/44	7,094	6,956
United States Treasury Note/Bond	3.125%	8/15/44	4,848	3,820
United States Treasury Note/Bond	4.125%	8/15/44	7,083	6,490
United States Treasury Note/Bond	3.000%	11/15/44	4,203	3,235
United States Treasury Note/Bond	4.625%	11/15/44	7,572	7,413
United States Treasury Note/Bond	2.500%	2/15/45	5,559	3,912
United States Treasury Note/Bond	4.750%	2/15/45	7,160	7,123
United States Treasury Note/Bond	3.000%	5/15/45	2,574	1,971
United States Treasury Note/Bond	5.000%	5/15/45	6,162	6,330
United States Treasury Note/Bond	2.875%	8/15/45	2,899	2,167
United States Treasury Note/Bond	3.000%	11/15/45	1,865	1,420
United States Treasury Note/Bond	2.500%	2/15/46	3,877	2,686
United States Treasury Note/Bond	2.500%	5/15/46	4,692	3,239
United States Treasury Note/Bond	2.250%	8/15/46	5,611	3,675
United States Treasury Note/Bond	2.875%	11/15/46	2,270	1,671
United States Treasury Note/Bond	3.000%	2/15/47	4,690	3,521
United States Treasury Note/Bond	3.000%	5/15/47	3,973	2,974
United States Treasury Note/Bond	2.750%	8/15/47	6,647	4,738
United States Treasury Note/Bond	2.750%	11/15/47	6,573	4,673
United States Treasury Note/Bond	3.000%	2/15/48	6,539	4,857
United States Treasury Note/Bond	3.125%	5/15/48	7,485	5,677
United States Treasury Note/Bond	3.000%	8/15/48	7,674	5,674
United States Treasury Note/Bond	3.375%	11/15/48	8,588	6,792
United States Treasury Note/Bond	3.000%	2/15/49	9,270	6,831
United States Treasury Note/Bond	2.875%	5/15/49	8,925	6,405
United States Treasury Note/Bond	2.250%	8/15/49	8,094	5,076
United States Treasury Note/Bond	2.375%	11/15/49	7,648	4,919
United States Treasury Note/Bond	2.000%	2/15/50	8,942	5,251
United States Treasury Note/Bond	1.250%	5/15/50	7,811	3,752
United States Treasury Note/Bond	1.375%	8/15/50	10,976	5,410
United States Treasury Note/Bond	1.625%	11/15/50	10,846	5,713
United States Treasury Note/Bond	1.875%	2/15/51	13,054	7,333
United States Treasury Note/Bond	2.375%	5/15/51	12,375	7,847
United States Treasury Note/Bond	2.000%	8/15/51	12,350	7,121
United States Treasury Note/Bond	1.875%	11/15/51	12,120	6,742

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.250%	2/15/52	11,332	6,924
	United States Treasury Note/Bond	2.875%	5/15/52	10,830	7,623
	United States Treasury Note/Bond	3.000%	8/15/52	10,308	7,441
	United States Treasury Note/Bond	4.000%	11/15/52	9,601	8,398
	United States Treasury Note/Bond	3.625%	2/15/53	9,754	7,962
	United States Treasury Note/Bond	3.625%	5/15/53	10,480	8,548
	United States Treasury Note/Bond	4.125%	8/15/53	10,763	9,614
	United States Treasury Note/Bond	4.750%	11/15/53	11,002	10,901
	United States Treasury Note/Bond	4.250%	2/15/54	11,481	10,475
	United States Treasury Note/Bond	4.625%	5/15/54	11,571	11,240
	United States Treasury Note/Bond	4.250%	8/15/54	11,605	10,600
	United States Treasury Note/Bond	4.500%	11/15/54	10,812	10,307
	United States Treasury Note/Bond	4.625%	2/15/55	14,136	13,766
	United States Treasury Note/Bond	4.750%	5/15/55	9,360	9,306
					2,292,253
Agency Bonds and Notes (0.5%)
	Federal Farm Credit Banks Funding Corp.	4.500%	8/14/26	200	201
	Federal Farm Credit Banks Funding Corp.	3.875%	10/16/26	60	60
	Federal Farm Credit Banks Funding Corp.	4.750%	5/6/27	63	64
	Federal Farm Credit Banks Funding Corp.	4.500%	5/20/27	2,000	2,024
	Federal Farm Credit Banks Funding Corp.	4.250%	2/24/28	100	101
	Federal Farm Credit Banks Funding Corp.	4.500%	6/7/28	100	102
	Federal Farm Credit Banks Funding Corp.	4.250%	12/15/28	93	94
	Federal Farm Credit Banks Funding Corp.	3.500%	9/10/29	108	107
	Federal Farm Credit Banks Funding Corp.	4.000%	4/1/30	100	101
	Federal Home Loan Banks	3.625%	9/4/26	400	398
	Federal Home Loan Banks	4.000%	10/9/26	500	500
	Federal Home Loan Banks	4.625%	11/17/26	550	555
	Federal Home Loan Banks	1.250%	12/21/26	1,000	962
	Federal Home Loan Banks	4.125%	1/15/27	225	226
	Federal Home Loan Banks	4.000%	3/10/27	225	226
	Federal Home Loan Banks	4.750%	4/9/27	200	203
	Federal Home Loan Banks	3.875%	6/4/27	170	170
	Federal Home Loan Banks	4.000%	6/30/28	450	454
	Federal Home Loan Banks	3.250%	11/16/28	315	310
	Federal Home Loan Banks	4.750%	12/8/28	50	52
	Federal Home Loan Banks	4.625%	6/8/29	370	381
	Federal Home Loan Banks	4.750%	3/10/34	45	46
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,523
[2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	142
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,746
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,102	1,249
[2]	Federal National Mortgage Association	1.875%	9/24/26	500	488
[2]	Federal National Mortgage Association	0.750%	10/8/27	1,000	935
[2]	Federal National Mortgage Association	6.250%	5/15/29	175	191
[2]	Federal National Mortgage Association	7.125%	1/15/30	925	1,053
[2]	Federal National Mortgage Association	7.250%	5/15/30	300	345
[2]	Federal National Mortgage Association	0.875%	8/5/30	1,400	1,210
[2]	Federal National Mortgage Association	6.625%	11/15/30	720	814
[2]	Federal National Mortgage Association	5.625%	7/15/37	275	302
	Private Export Funding Corp.	1.400%	7/15/28	175	162
	Private Export Funding Corp.	3.650%	3/15/30	100	98
	Tennessee Valley Authority	3.875%	3/15/28	375	376
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,142
	Tennessee Valley Authority	1.500%	9/15/31	550	472
	Tennessee Valley Authority	4.375%	8/1/34	152	151
	Tennessee Valley Authority	4.875%	5/15/35	241	246
	Tennessee Valley Authority	4.650%	6/15/35	175	178
	Tennessee Valley Authority	5.880%	4/1/36	250	277
	Tennessee Valley Authority	5.500%	6/15/38	100	107
	Tennessee Valley Authority	5.250%	9/15/39	512	532
	Tennessee Valley Authority	4.875%	1/15/48	100	94
	Tennessee Valley Authority	5.250%	2/1/55	200	195
	Tennessee Valley Authority	5.375%	4/1/56	50	50
	Tennessee Valley Authority	4.625%	9/15/60	180	156
	Tennessee Valley Authority	4.250%	9/15/65	200	161
					21,732

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities (19.5%)
[2,3]	Freddie Mac Gold Pool	4.000%	7/1/25–11/1/48	7,224	6,890
[2,3]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	13,838	12,863
[2,3]	Freddie Mac Gold Pool	5.000%	9/1/25–11/1/48	971	981
[2,3]	Freddie Mac Gold Pool	7.000%	12/1/25–2/1/37	40	41
[2,3]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	6,540	6,093
[2,3]	Freddie Mac Gold Pool	8.500%	10/1/26–11/1/30	2	2
[2,3]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	2,296	2,212
[2,3]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	1	1
[2,3]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	819	844
[2,3]	Freddie Mac Gold Pool	6.000%	7/1/28–3/1/39	461	488
[2,3]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	140	134
[2,3]	Freddie Mac Gold Pool	4.500%	3/1/39–10/1/48	3,706	3,647
[3,4]	Ginnie Mae	2.000%	7/15/54	595	485
[3,4]	Ginnie Mae	2.500%	7/15/54	570	484
[3,4]	Ginnie Mae	4.000%	7/15/54	500	465
[3,4]	Ginnie Mae	4.500%	7/15/54	750	718
[3,4]	Ginnie Mae	5.000%	7/15/54	1,760	1,728
[3,4]	Ginnie Mae	5.500%	7/15/54	2,100	2,102
[3,4]	Ginnie Mae	6.000%	7/15/54	950	963
[3,4]	Ginnie Mae	3.500%	8/15/54	530	480
[3]	Ginnie Mae I Pool	4.000%	9/15/25–11/15/47	863	830
[3]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	834	778
[3]	Ginnie Mae I Pool	7.000%	12/15/25–10/15/31	9	9
[3]	Ginnie Mae I Pool	7.500%	12/15/25–1/15/31	4	4
[3]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/43	644	585
[3]	Ginnie Mae I Pool	8.000%	5/15/26–10/15/30	4	4
[3]	Ginnie Mae I Pool	6.500%	8/15/27–12/15/38	50	53
[3]	Ginnie Mae I Pool	6.000%	6/15/32–3/15/40	39	40
[3]	Ginnie Mae I Pool	4.500%	7/15/33–3/15/41	897	885
[3]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	608	614
[3]	Ginnie Mae II Pool	3.500%	9/20/25–2/20/55	23,177	21,391
[3]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/55	16,973	16,041
[3]	Ginnie Mae II Pool	3.000%	2/20/27–5/20/53	29,022	25,881
[3]	Ginnie Mae II Pool	2.500%	6/20/27–5/20/52	29,208	24,868
[3]	Ginnie Mae II Pool	5.000%	12/20/32–5/20/55	27,855	27,464
[3]	Ginnie Mae II Pool	6.500%	12/20/35–5/20/55	7,693	7,939
[3]	Ginnie Mae II Pool	7.000%	8/20/36–9/20/54	1,571	1,625
[3]	Ginnie Mae II Pool	4.500%	2/20/39–4/20/55	21,064	20,347
[3]	Ginnie Mae II Pool	2.000%	8/20/50–6/20/52	29,185	23,796
[3]	Ginnie Mae II Pool	1.500%	12/20/51	913	711
[3]	Ginnie Mae II Pool	5.500%	10/20/52–5/20/55	31,824	31,956
[3]	Ginnie Mae II Pool	6.000%	12/20/52–5/20/55	20,545	20,907
[3]	Ginnie Mae II Pool	7.500%	2/20/54	109	112
[2,3,4]	UMBS Pool	4.000%	8/1/25–7/1/55	38,173	36,050
[2,3,4]	UMBS Pool	3.500%	9/1/25–6/1/55	38,883	35,707
[2,3]	UMBS Pool	5.000%	9/1/25–5/1/55	54,723	54,040
[2,3,4]	UMBS Pool	7.000%	10/1/25–4/1/55	7,119	7,501
[2,3,4]	UMBS Pool	3.000%	11/1/25–7/15/54	72,411	64,268
[2,3]	UMBS Pool	7.500%	12/1/25–1/1/54	361	385
[2,3]	UMBS Pool	8.500%	12/1/26–4/1/31	1	1
[2,3,4]	UMBS Pool	2.500%	1/1/27–7/14/55	115,049	97,718
[2,3,4]	UMBS Pool	2.000%	11/1/27–7/15/54	163,765	134,310
[2,3]	UMBS Pool	4.500%	4/1/28–4/1/55	34,710	33,605
[2,3,4]	UMBS Pool	6.000%	6/1/28–6/1/55	68,430	69,890
[2,3,4]	UMBS Pool	5.500%	11/1/31–7/1/55	74,949	75,348
[2,3,4]	UMBS Pool	6.500%	9/1/32–5/1/55	32,987	34,239
[2,3]	UMBS Pool	1.500%	7/1/35–4/1/52	38,940	31,591
					943,114
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.155%	6.405%	12/1/37	6	6
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/35	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.186%	12/1/41	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	11	11
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.431%	7.068%	7/1/36	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.465%	7.215%	10/1/37	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.374%	3/1/43	17	18
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.559%	7.292%	9/1/43	1	2

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.241%	7/1/43	17	18
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.598%	6.833%	6/1/43	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/42	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/36	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/38	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/36	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.643%	7.394%	8/1/35	19	19
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.676%	7.149%	10/1/42	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/37	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.966%	10/1/39	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.563%	5/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.198%	9/1/42	13	14
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.698%	7.448%	8/1/40	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	7.575%	7/1/37	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.515%	12/1/40	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.702%	7.126%	10/1/42	7	8
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.330%	11/1/39	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.710%	6.972%	8/1/39	10	11
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.735%	7.366%	9/1/34	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.739%	7.246%	9/1/43	8	8
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/33	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.747%	7.111%	7/1/41	13	13
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.750%	7.500%	10/1/40	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.755%	6.739%	5/1/42	5	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/41	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.783%	6.752%	5/1/42	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.787%	7.189%	7/1/42	5	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.793%	7.245%	3/1/42	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.739%	3/1/42	8	8
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.869%	8/1/42	18	18
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.799%	6.687%	11/1/39	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/41	11	11
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/33–11/1/39	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/41	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/41	5	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.651%	1/1/42	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/40–2/1/41	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.440%	12/1/40	1	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/41	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/41	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.660%	12/1/41	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.823%	6.699%	3/1/41	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/41	2	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.828%	7.375%	9/1/40	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/41	8	9
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.583%	12/1/39	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.840%	7.590%	8/1/39	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.880%	7.037%	11/1/34	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/37	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT6M + 1.037%	5.662%	4/1/37	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.648%	8/1/37	6	6
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.664%	11/1/34	7	8
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/36	2	2
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	5/1/36	1	1
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.675%	10/1/36	5	5
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/36	3	3
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/42	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/37	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/34	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.596%	2/1/37	2	3
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/35	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/36	5	5
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/40	3	3
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/38	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.869%	2/1/42	3	3

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/37	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.844%	5/1/40	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.755%	6/1/40	6	6
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/40–3/1/41	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.825%	1/1/41	6	7
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.123%	6/1/41	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/40	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.883%	6.808%	2/1/42	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.489%	9/1/40	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.700%	11/1/40	6	6
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/41	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/41	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.812%	2/1/41	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/38	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.980%	6/1/37	6	6
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/38–12/20/40	6	6
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/38–12/20/42	42	43
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	1/20/41–3/20/43	31	31
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	4/20/41–6/20/43	30	30
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	7/20/41–8/20/41	12	12
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/40	1	1
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	2	2
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	7.125%	5/20/41	3	3
					569
Total U.S. Government and Agency Obligations (Cost $3,498,555)					3,257,668
Asset-Backed/Commercial Mortgage-Backed Securities (2.2%)
[3]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	13	13
[3]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/27	48	48
[3]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	45	46
[3]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/29	80	80
[3]	Ally Auto Receivables Trust Class A4 Series 2022-2	4.870%	4/17/28	50	50
[3]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/28	16	16
[3]	Ally Auto Receivables Trust Class A4 Series 2024-2	4.140%	10/15/30	35	35
[3]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	425	425
[3]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/28	275	276
[3]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/30	75	77
[3]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/28	200	202
[3]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	200	207
[3]	American Express Credit Account Master Trust Class A Series 2024-1	5.230%	4/15/29	400	408
[3]	American Express Credit Account Master Trust Class A Series 2024-2	5.240%	4/15/31	200	208
[3]	American Express Credit Account Master Trust Class A Series 2025-1	4.560%	12/15/29	125	127
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	37	37
[3]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/28	25	26
[3]	BA Credit Card Trust Class A Series 2024-A1	4.930%	5/15/29	200	203
[3]	BA Credit Card Trust Class A Series 2025-A1	4.310%	5/15/30	100	101
[3]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/28	200	201
[3]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	75
[3]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	17	17
[3]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	66	65
[3,5]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	99
[3]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	70
[3]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	158
[3]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	168
[3]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	140
[3]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	47	46
[3]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	98
[3]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	145
[3]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	146
[3,5]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	124
[3]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	49
[3,5]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	99
[3,5]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	110
[3]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	122
[3]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	97
[3]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	95
[3]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	271
[3]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	158

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	44
[3]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	43
[3]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	65
[3]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	43
[3]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/56	100	105
[3]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	147
[3]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	397
[3]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	73
[3]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	245
[3,5]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	25
[3]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	92
[3]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	182
[3]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	131
[3,5]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	67
[3]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	44
[3]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	129
[3]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	87
[3]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	109
[3,5]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	109
[3]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	175	169
[3]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/56	50	51
[3]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/57	220	231
[3]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/57	275	276
[3]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	97
[3,5]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	395
[3]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	73
[3]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	24
[3,5]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	48
[3,5]	BANK Class AS Series 2018-BNK12	4.474%	5/15/61	50	49
[3,5]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	24
[3]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	24
[3,5]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	47
[3]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	68
[3]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	69
[3,5]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	70
[3]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	59
[3]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	49
[3]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	43
[3,5]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	21
[3,5]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	43
[3,5]	BANK Class AS Series 2023-BNK45	5.651%	2/15/56	25	25
[3,5]	BANK Class AS Series 2024-BNK48	5.355%	10/15/57	250	251
[3]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	25	25
[3,5]	BANK Class C Series 2017-BNK8	4.227%	11/15/50	50	41
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	71
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	27
[3,5]	BANK5 Class A3 Series 2023-5YR2	6.656%	7/15/56	100	105
[3,5]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/56	50	53
[3]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/57	100	104
[3,5]	BANK5 Class AS Series 2023-5YR2	7.379%	7/15/56	25	27
[3,5]	BANK5 Class AS Series 2023-5YR3	7.559%	9/15/56	50	53
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	241
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	141
[3]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	257
[3]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	23
[3,5]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	93
[3]	Barclays Dryrock Issuance Trust Class A Series 2023-1	4.720%	2/15/29	275	276
[3]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	320	334
[3]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	122
[3]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	92
[3]	BBCMS Mortgage Trust Class A4 Series 2025-C32	5.433%	2/15/62	100	103
[3]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	123
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	44
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	108
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	43
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	88
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	132
[3,5]	BBCMS Mortgage Trust Class A5 Series 2022-C4	2.946%	2/15/55	200	178
[3]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/56	50	52
[3]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/56	25	26

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/56	100	107
[3,5]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/56	50	56
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/57	50	52
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/57	200	211
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/57	100	103
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/57	450	466
[3]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/62	100	105
[3]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	97
[3]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	32
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/56	25	26
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/56	25	26
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.506%	9/15/56	50	53
[3]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	134
[3]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	27	25
[3]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	107
[3,5]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/55	75	77
[3,5]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/56	20	21
[3]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/57	50	52
[3]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/57	200	205
[3]	Benchmark Mortgage Trust Class A3 Series 2025-V15	5.805%	6/15/58	250	262
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	74
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	49
[3,5]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	174
[3]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	77
[3]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	262
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	98
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	319
[3]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	221
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	345
[3]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	122
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	210
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	213
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	102
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	92
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	89
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	86
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	108
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	86
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	193
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	110
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	110
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	43
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	66
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	87
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	44
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	176
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	242
[3]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	69
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	46
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	100	97
[3]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/56	175	184
[3,5]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	48
[3,5]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	73
[3]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	48
[3,5]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	23
[3,5]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	145
[3]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	24
[3,5]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	47
[3]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	69
[3]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	26
[3]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	20
[3]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[3,5]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	41
[3]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	62
[3]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	21
[3,5]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.527%	1/15/55	75	65
[3]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/56	50	53
[3,5]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/55	25	26
[3,5]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/56	60	63
[3,5]	Benchmark Mortgage Trust Class AS Series 2024-V10	5.725%	9/15/57	100	103

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/56	400	420
[3]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	50	52
[3,5]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	46
[3]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/54	200	204
[3,5]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/56	50	51
[3]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/56	50	52
[3,5]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/56	100	106
[3,5]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/57	100	103
[3]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/57	90	94
[3]	BMO Mortgage Trust Class A5 Series 2025-C11	5.687%	2/15/58	200	209
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C1	7.355%	8/15/56	300	318
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/56	40	43
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C2	7.485%	11/15/56	200	214
[3,5]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/56	25	26
[3,5]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/56	200	222
[3,5]	BMO Mortgage Trust Class AS Series 2024-5C4	6.866%	5/15/57	300	318
[3,5]	BMO Mortgage Trust Class B Series 2024-5C4	7.253%	5/15/57	300	314
[3]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	8	8
[3]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	100	100
[3]	BMW Vehicle Lease Trust Class A3 Series 2024-2	4.180%	10/25/27	90	90
[3]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/28	200	201
[3]	BMW Vehicle Lease Trust Class A4 Series 2023-2	5.980%	2/25/27	25	25
[3]	BMW Vehicle Lease Trust Class A4 Series 2024-1	5.000%	6/25/27	50	50
[3]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/28	95	95
[3]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/28	50	50
[3]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	2	2
[3]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	19	19
[3]	BMW Vehicle Owner Trust Class A3 Series 2024-A	5.180%	2/26/29	200	203
[3]	BMW Vehicle Owner Trust Class A3 Series 2025-A	4.560%	9/25/29	125	126
[3]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/29	7	7
[3]	BMW Vehicle Owner Trust Class A4 Series 2025-A	4.660%	12/27/32	75	76
[3]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2024-3	5.340%	4/17/28	100	100
[3]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	125
[3]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	120
[3]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	130
[3]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	54
[3]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/28	300	300
[3]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	416
[3]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	293
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	1	1
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	28	28
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	29	29
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/28	17	17
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2024-1	4.620%	7/16/29	90	91
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	50
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	25	25
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/30	40	40
[3]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	12	12
[3]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	18	18
[3]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	58	59
[3]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/28	39	39
[3]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/28	50	50
[3]	CarMax Auto Owner Trust Class A3 Series 2024-3	4.890%	7/16/29	250	253
[3]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	49
[3]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	25	25
[3]	CarMax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/28	25	25
[3]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/29	20	20
[3]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/29	50	52
[3]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/30	80	81
[3]	Carvana Auto Receivables Trust Class Class A3 Series 2025-P2	4.550%	8/12/30	200	201
[3]	Carvana Auto Receivables Trust Class Class A4 Series 2025-P2	4.750%	6/10/31	116	117
[3]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	38	35
[3]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	145
[3,5]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	97
[3]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	139
[3]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	74
[3]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	413
[3]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	122
[3,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	72
[3]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	28

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	23	22
[3]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	6	6
[3]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	124
[3,5]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	245
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	148
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	49
[3]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	99
[3]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	245
[3,5]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	49
[3]	Chase Issuance Trust Class A Series 2022-A1	3.970%	9/15/27	100	100
[3]	Chase Issuance Trust Class A Series 2023-A1	5.160%	9/15/28	120	121
[3]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/30	100	103
[3]	Chase Issuance Trust Class A Series 2024-A1	4.620%	1/16/29	200	201
[3]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	100	102
[3]	Citibank Credit Card Issuance Trust Class A Series 2025-A1	4.300%	6/21/30	150	151
[3]	Citibank Credit Card Issuance Trust Class A Series 2025-A2	4.490%	6/21/32	100	101
[3]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/39	100	110
[3]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	199
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	147
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	83	81
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	38	37
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	123
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	50
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	73
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	244
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	270
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	254
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	469
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	211
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	101
[3,5]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.742%	5/15/54	75	74
[3]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	5	4
[3]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	48
[3,5]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	40
[3,5]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	50	48
[3]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	18	18
[3]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/28	44	44
[3]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/29	50	51
[3]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/29	50	50
[3]	CNH Equipment Trust Class A4 Series 2024-C	4.120%	3/15/32	50	50
[3]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	34
[3]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	122
[3]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	204	203
[3]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	2	2
[3]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	107
[3]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	16	15
[3,5]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	95	93
[3]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	2	2
[3]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	46
[3]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	3	3
[3]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	3	3
[3,5]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	13
[3,5]	COMM Mortgage Trust Class B Series 2014-CR15	4.019%	2/10/47	14	14
[3]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	261
[3]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	225
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	31	31
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	146
[3,5]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	25
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	222
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	197
[3,5]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	145
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	48
[3,5]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	270
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	44	43
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	57	56
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	44
[3,5]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	3.959%	4/15/50	50	48
[3,5]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.169%	8/15/48	50	47
[3]	Daimler Trucks Retail Trust Class A3 Series 2022-1	5.230%	2/17/26	2	2
[3]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	99

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	74
[3]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	98
[3]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	98
[3]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	44
[3,5]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	48
[3]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	225	225
[3]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/28	300	300
[3]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/28	275	277
[3]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	400	400
[3]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/28	40	40
[3]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	22	22
[3]	Exeter Automobile Receivables Trust Class A3 Series 2025-1A	4.670%	8/15/28	150	150
[3]	Exeter Automobile Receivables Trust Class B Series 2023-4A	6.310%	10/15/27	5	5
[3]	Exeter Automobile Receivables Trust Class B Series 2024-4A	5.290%	8/15/30	100	101
[3]	Exeter Automobile Receivables Trust Class B Series 2024-5A	4.480%	4/16/29	20	20
[3]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	7	7
[3]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/28	13	13
[3]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/28	20	20
[3]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	22	22
[3]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	39	39
[3]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	25
[2,3]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	28	26
[2,3,5]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.681%	3/25/33	200	163
[2,3]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	89	80
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	54	53
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	89	88
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	212	208
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M12	2.519%	9/25/26	222	217
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M13	2.608%	9/25/26	50	49
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	48	48
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	58	57
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	160	157
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	39	38
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	260	255
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M1	2.498%	10/25/26	134	131
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M12	3.162%	6/25/27	176	172
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M14	2.904%	11/25/27	55	53
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M2	2.907%	2/25/27	106	104
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M4	2.636%	12/25/26	128	125
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M5	3.109%	4/25/29	40	39
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	193	189
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	358	351
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M12	3.748%	8/25/30	50	49
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M13	3.868%	9/25/30	147	144
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M14	3.699%	8/25/28	164	162
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M2	3.001%	1/25/28	370	360
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M3	3.165%	2/25/30	57	54
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M4	3.159%	3/25/28	117	114
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M7	3.127%	3/25/28	89	86
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M10	3.467%	7/25/28	121	119
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M1	3.662%	9/25/28	165	163
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	386	369
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	228	214
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M2	3.743%	11/25/28	175	172
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/29	330	310
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/31	264	255
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	186	181
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	178	172
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	224	216
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	892
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	234	210
[2,3,5]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	88
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/30	10	9
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	245	217
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	107	99
[2,3,5]	Fannie Mae-Aces Class A2 Series 2020-M52	1.359%	10/25/30	275	238
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M1	1.433%	11/25/30	60	52
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M11	1.506%	3/25/31	225	193
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M13	1.652%	4/25/31	50	43
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M19	1.797%	10/25/31	275	236

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.517%	11/25/30	50	43
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.286%	1/25/31	225	193
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M1	1.724%	10/25/31	325	277
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M10	1.992%	1/25/32	225	195
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.583%	9/25/31	75	64
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/31	100	85
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	138
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M8	2.001%	12/25/31	150	129
[2,3,5]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.649%	4/25/33	140	140
[2,3,5]	Fannie Mae-Aces Class A2 Series 2023-M6	4.190%	7/25/28	134	134
[2,3,5]	Fannie Mae-Aces Class A2 Series 2023-M8	4.620%	3/25/33	50	50
[2,3,5]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.206%	11/25/27	225	220
[3]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	92	93
[3]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/31	20	20
[3]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	50	51
[3]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	36	36
[3]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/28	150	151
[3]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	50	50
[3]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/29	150	152
[3]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	7	7
[3]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/26	21	21
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	34	34
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	46	46
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-C	5.530%	9/15/28	100	101
[3]	Ford Credit Auto Owner Trust Class A3 Series 2024-A	5.090%	12/15/28	200	202
[3]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/27	100	100
[3]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/28	25	25
[3]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/29	50	51
[3]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/29	260	265
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	99
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	149
[3]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2025-1	4.630%	4/15/30	100	101
[2,3,5]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-168	4.130%	12/25/34	200	193
[2,3,5]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-169	4.660%	12/25/34	300	302
[2,3,5]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K759	4.800%	1/25/32	500	513
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	48	48
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	27	27
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	21	20
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/30	12	11
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	43	39
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/55	97	91
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/35	48	41
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	17	17
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	82	82
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	117	116
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	66	66
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	145	143
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	98
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	295
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	426
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	147
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	491
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	123
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	196	193
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	74
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	221
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	99
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	123
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	222
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	148
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	348
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	99
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	25
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	174
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	348
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	75
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,699
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	273
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	225
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	396

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	272
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	25
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	196
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	441
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	219
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	397	382
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	263
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	262
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	212
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	422
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	198
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	347
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	329
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	283
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	412
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	86
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,190
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	90
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	134
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	378
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	22
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	22
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	110
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	280
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	22
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	351
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	262
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	153
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	153
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	131
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	619
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	224
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	381
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	223
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	353
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	130
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	350
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	88
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	176
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	178
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	110
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	134
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/32	100	88
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/32	100	88
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/32	700	663
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-150	3.710%	9/25/32	1,000	957
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/31	75	73
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/31	100	96
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/34	225	195
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/35	150	120
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/35	225	174
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/35	25	19
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/35	100	78
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/35	100	78
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	95
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/36	200	162
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	150	117
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	150	119
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	98
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	75	75
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	74
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/33	175	172
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	99
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	49
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/33	140	140
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-160	4.500%	8/25/33	200	200
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-161	4.900%	10/25/33	100	103
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-164	5.000%	5/25/34	200	206
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-165	4.489%	9/25/34	205	204
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-167	4.760%	10/25/34	300	304

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/28	140	143
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/28	100	101
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/28	100	102
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K508	4.740%	8/25/28	150	153
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/28	100	102
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K510	5.069%	10/25/28	100	103
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	50	51
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/28	50	51
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/28	100	102
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/29	150	156
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	150	156
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/29	200	207
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/29	200	208
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K520	5.180%	3/25/29	205	212
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K524	4.720%	5/25/29	124	126
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K526	4.543%	7/25/29	250	253
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K533	4.230%	12/25/29	100	100
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K576	4.963%	5/25/31	200	207
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	324	322
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	478	472
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	96
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	23
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	189
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	117
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	96	90
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	47
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	141
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	117
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/30	150	151
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/30	140	141
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K753	4.400%	10/25/30	200	202
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/30	100	103
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K757	4.456%	8/25/31	225	227
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K758	4.680%	10/25/31	700	713
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K760	4.550%	1/25/32	50	51
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	168	167
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/34	395	371
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/34	225	208
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	291
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	47
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	191
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	72
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/29	50	46
[2,3,5]	FREMF Mortgage Trust Class A2 Series K541	4.348%	2/25/30	650	654
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	9	9
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	14	14
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	75	75
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	300	302
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-3	4.210%	10/20/27	70	70
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/28	200	201
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-1	5.090%	2/22/28	25	25
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/28	65	65
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/29	100	101
[3]	GM Financial Automobile Leasing Trust Class B Series 2023-1	5.510%	1/20/27	16	16
[3]	GM Financial Automobile Leasing Trust Class B Series 2023-2	5.540%	5/20/27	25	25
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	25	25
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	2	2
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	10	10
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	14	14
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	32	32
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	36	36
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	27	27
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-4	5.780%	8/16/28	50	51
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-3	5.130%	4/16/29	200	202
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-1	4.620%	12/17/29	100	101
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	31	31
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-2	4.430%	10/16/28	50	50
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/28	18	18
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/29	50	51
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-3	5.090%	11/16/29	200	204

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-4	4.440%	4/16/30	80	80
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-1	4.730%	8/16/30	100	102
[3]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	146
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	99
[3]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	74
[3]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	196
[3,5]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	74
[3]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	147
[3]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	254
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	95
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	140
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/52	275	256
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	118
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	12	11
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	116
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	68
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	109
[3,5]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	49
[3,5]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	47
[3]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	94
[3]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	67
[3]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/52	50	46
[3,5]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	32
[3]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	21
[3,5]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.521%	9/10/47	25	23
[3,5]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	49	46
[3,5]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	8
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	2	2
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/27	29	30
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/28	48	49
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-B	4.310%	7/16/29	45	45
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	25
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/30	50	50
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/31	50	51
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2024-B	4.280%	4/15/32	100	100
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	3	3
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	10	10
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	28	28
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	22	22
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	200	202
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	100	101
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	200	202
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-3	4.570%	3/21/29	300	302
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/29	30	30
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	25	25
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2023-3	5.300%	12/18/29	20	20
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2024-2	5.210%	7/18/30	400	408
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	39	39
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	37	37
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/28	50	51
[3]	Hyundai Auto Receivables Trust Class A3 Series 2024-B	4.840%	3/15/29	113	114
[3]	Hyundai Auto Receivables Trust Class A3 Series 2025-B	4.360%	12/17/29	100	101
[3]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/28	25	25
[3]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/29	13	13
[3]	Hyundai Auto Receivables Trust Class A4 Series 2024-B	4.740%	9/16/30	150	152
[3]	Hyundai Auto Receivables Trust Class A4 Series 2024-C	4.440%	1/15/31	55	55
[3]	Hyundai Auto Receivables Trust Class A4 Series 2025-B	4.440%	6/17/30	50	50
[3]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/27	78	78
[3]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	35	35
[3]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/28	42	42
[3]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/28	116	117
[3]	John Deere Owner Trust Class A3 Series 2024-B	5.200%	3/15/29	100	102
[3]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/29	50	50
[3]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	25	25
[3]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/30	25	25
[3]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/30	20	20
[3]	John Deere Owner Trust Class A4 Series 2024-C	4.150%	8/15/31	100	100
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	98
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	74
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	244

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	73
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	1	1
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	79	79
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	1	1
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	4	4
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	25	24
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	124
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	30	29
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	49
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	72
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	3	3
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	49
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	4	4
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	5	5
[3,5]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.652%	2/15/47	15	15
[3]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	48
[3]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	188
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	394
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	97
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	95
[3]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	95
[3]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	23
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	74
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	223
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	157
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	73
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	42
[3]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	47
[3,5]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	48
[3]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	24
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	30	30
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/29	100	101
[3]	Mercedes-Benz Auto Lease Trust Class A4 Series 2023-A	4.710%	2/15/29	50	50
[3]	Mercedes-Benz Auto Lease Trust Class A4 Series 2025-A	4.690%	2/18/31	125	127
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	38	38
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/28	50	51
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-1	4.800%	4/16/29	150	151
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-B	4.230%	2/15/28	110	110
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/31	50	52
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2024-B	4.220%	6/17/30	60	60
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	122
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	13	13
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	75
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	223
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	147
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	195
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	243
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	146
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	97
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	1	1
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	48
[3]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	50	49
[3]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	45	44
[3]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	161
[3]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	75
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	97
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	196
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	195
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	240
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	146
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	187
[3]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	57
[3,5]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	66
[3]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	147
[3]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	131
[3,5]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.919%	4/15/55	150	140
[3]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	77
[3]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	24
[3]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	23
[3]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/56	100	105

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/56	50	54
[3,5]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/56	50	52
[3]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	5	5
[3]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	50	50
[3]	Nissan Auto Lease Trust Class A3 Series 2024-B	4.920%	11/15/27	200	202
[3]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/28	150	152
[3]	Nissan Auto Lease Trust Class A4 Series 2024-B	4.960%	8/15/28	200	202
[3]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/29	75	76
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	6	6
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/27	34	34
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	71	71
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2025-A	4.490%	12/17/29	50	51
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	17	17
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	25
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/30	200	205
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	26	27
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-5	6.020%	9/15/28	86	87
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	300	302
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	100	101
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-4	4.850%	1/16/29	100	100
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/29	100	100
[3]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	4	4
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-1	4.980%	2/15/28	8	8
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/28	24	24
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/28	20	20
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/28	20	20
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/29	50	51
[3]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/29	1,000	1,016
[3]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	50
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/30	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/30	20	20
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/31	60	62
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/31	50	52
[3]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	7	7
[3]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	11	11
[3]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/29	75	76
[3]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	200	204
[3]	Synchrony Card Funding LLC Class A Series 2024-A2	4.930%	7/15/30	250	254
[3]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/31	200	202
[3]	Synchrony Card Issuance Trust Class A Series 2025-A1	4.780%	2/15/31	200	203
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	11	11
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	20	20
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/27	31	31
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	42	42
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	49	49
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-D	5.540%	8/15/28	50	51
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	100	101
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-B	5.330%	1/16/29	500	507
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-C	4.880%	3/15/29	250	252
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	13	13
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	25	25
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/28	25	25
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/29	50	51
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-C	4.830%	11/15/29	225	229
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-D	4.430%	4/15/30	85	86
[3]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	91	89
[3]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	120	118
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	98
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	146
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	170
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	146
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	147
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	172
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	74
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	222
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	123
[3,5]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	270
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	96
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	117

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	69
[3]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	96
[3,5]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	123
[3]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	99
[3]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	49
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	48
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	73
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	59
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	96
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	73
[3]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	24
[3]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	100	100
[3]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	175	175
[3]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/29	160	161
[3]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	50	50
[3]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/29	50	51
[3]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	50	50
[3]	Verizon Master Trust Class A1A Series 2024-4	5.210%	6/20/29	300	303
[3]	Verizon Master Trust Class A1A Series 2025-3	4.510%	3/20/30	100	100
[3]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	72	73
[3]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/28	150	151
[3]	Volkswagen Auto Lease Trust Class A4 Series 2023-A	5.800%	4/20/28	40	40
[3]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/30	100	101
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/28	47	48
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/28	50	51
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2024-1	4.630%	7/20/29	120	121
[3]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/30	50	51
[3]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/31	50	50
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	146
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	41	40
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	98
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2024-5C1	5.928%	7/15/57	200	209
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	8	8
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	50
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	74
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	159
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	147
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	244
[3,5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	271
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	198
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	74
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	149
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	187
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	188
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	94
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	44
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	99
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	188
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	170
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	173
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	251
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	152
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	45
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	89
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/57	100	102
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	75
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	52
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	96
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	24
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	49
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	91
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	2	2
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	14	13
[3]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/29	150	152
[3]	WF Card Issuance Trust Class A Series 2024-A2	4.290%	10/15/29	220	221
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	11	10
[3,5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	23
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	8	7
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	20	20
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	22	22

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/28	47	47
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	37	37
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/28	24	24
[3]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/29	75	75
[3]	World Omni Auto Receivables Trust Class A3 Series 2024-C	4.430%	12/17/29	100	100
[3]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	25	25
[3]	World Omni Auto Receivables Trust Class A4 Series 2023-B	4.680%	5/15/29	50	50
[3]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/29	25	25
[3]	World Omni Auto Receivables Trust Class A4 Series 2024-C	4.440%	5/15/30	60	60
[3]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	11	11
[3]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/28	58	58
[3]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/29	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $114,028)					108,887
Corporate Bonds (25.5%)
Communications (1.9%)
	Alphabet Inc.	0.800%	8/15/27	120	113
	Alphabet Inc.	4.000%	5/15/30	200	200
	Alphabet Inc.	1.100%	8/15/30	875	756
	Alphabet Inc.	4.500%	5/15/35	275	271
	Alphabet Inc.	1.900%	8/15/40	50	34
	Alphabet Inc.	2.050%	8/15/50	667	372
	Alphabet Inc.	5.250%	5/15/55	100	98
	Alphabet Inc.	2.250%	8/15/60	218	116
	Alphabet Inc.	5.300%	5/15/65	100	98
	America Movil SAB de CV	3.625%	4/22/29	200	194
	America Movil SAB de CV	2.875%	5/7/30	200	185
	America Movil SAB de CV	4.700%	7/21/32	250	248
	America Movil SAB de CV	5.000%	1/20/33	200	200
	America Movil SAB de CV	6.375%	3/1/35	300	327
	America Movil SAB de CV	6.125%	11/15/37	100	106
	America Movil SAB de CV	6.125%	3/30/40	200	209
	America Movil SAB de CV	4.375%	7/16/42	250	211
	America Movil SAB de CV	4.375%	4/22/49	200	163
	AppLovin Corp.	5.125%	12/1/29	200	203
	AppLovin Corp.	5.375%	12/1/31	200	204
	AppLovin Corp.	5.950%	12/1/54	150	146
	AT&T Inc.	3.800%	2/15/27	700	695
	AT&T Inc.	2.300%	6/1/27	450	434
	AT&T Inc.	1.650%	2/1/28	500	469
	AT&T Inc.	4.100%	2/15/28	402	400
	AT&T Inc.	4.350%	3/1/29	200	200
	AT&T Inc.	4.300%	2/15/30	460	459
	AT&T Inc.	4.700%	8/15/30	75	76
	AT&T Inc.	2.250%	2/1/32	618	532
	AT&T Inc.	2.550%	12/1/33	472	395
	AT&T Inc.	4.500%	5/15/35	600	572
	AT&T Inc.	5.375%	8/15/35	100	102
	AT&T Inc.	5.250%	3/1/37	550	549
	AT&T Inc.	4.900%	8/15/37	300	287
	AT&T Inc.	4.850%	3/1/39	480	454
	AT&T Inc.	3.500%	6/1/41	500	392
	AT&T Inc.	4.300%	12/15/42	271	228
	AT&T Inc.	4.750%	5/15/46	723	631
	AT&T Inc.	5.150%	11/15/46	636	586
	AT&T Inc.	4.500%	3/9/48	400	333
	AT&T Inc.	3.650%	6/1/51	717	508
	AT&T Inc.	3.500%	9/15/53	1,264	856
	AT&T Inc.	3.550%	9/15/55	1,725	1,164
	AT&T Inc.	6.050%	8/15/56	175	179
	AT&T Inc.	5.700%	3/1/57	50	48
	AT&T Inc.	3.800%	12/1/57	968	677
	AT&T Inc.	3.650%	9/15/59	1,104	740
	AT&T Inc.	3.850%	6/1/60	416	291
	Baidu Inc.	3.625%	7/6/27	200	197
	Baidu Inc.	3.425%	4/7/30	200	192
	Baidu Inc.	2.375%	8/23/31	200	178
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	850	849
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	100	80
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	194	182

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Booking Holdings Inc.	3.550%	3/15/28	100	98
	Booking Holdings Inc.	4.625%	4/13/30	500	506
	British Telecommunications plc	9.625%	12/15/30	516	635
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	500	510
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	226
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	500	461
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	284	297
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	230	205
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	850	716
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	275	259
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/34	200	214
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/34	250	267
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	380	399
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	200	188
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	426	309
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	450	321
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	500	495
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	912	791
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	300	273
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	861	690
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	245	163
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	850	582
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	58	49
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	350	224
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	140
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	169
	Comcast Corp.	2.350%	1/15/27	495	481
	Comcast Corp.	3.300%	2/1/27	400	394
	Comcast Corp.	3.300%	4/1/27	150	148
	Comcast Corp.	3.150%	2/15/28	325	317
	Comcast Corp.	4.150%	10/15/28	1,242	1,240
	Comcast Corp.	4.550%	1/15/29	200	202
	Comcast Corp.	5.100%	6/1/29	200	206
	Comcast Corp.	4.250%	10/15/30	350	348
	Comcast Corp.	1.950%	1/15/31	150	131
	Comcast Corp.	1.500%	2/15/31	101	86
	Comcast Corp.	4.950%	5/15/32	150	152
	Comcast Corp.	4.800%	5/15/33	400	399
	Comcast Corp.	4.200%	8/15/34	442	418
	Comcast Corp.	5.300%	5/15/35	250	255
	Comcast Corp.	5.650%	6/15/35	1,065	1,114
	Comcast Corp.	4.400%	8/15/35	413	391
	Comcast Corp.	3.200%	7/15/36	225	188
	Comcast Corp.	6.450%	3/15/37	175	192
	Comcast Corp.	4.600%	10/15/38	550	509
	Comcast Corp.	3.750%	4/1/40	300	249
	Comcast Corp.	4.650%	7/15/42	370	328
	Comcast Corp.	3.400%	7/15/46	600	426
	Comcast Corp.	3.969%	11/1/47	686	527
	Comcast Corp.	4.000%	3/1/48	200	154
	Comcast Corp.	4.700%	10/15/48	38	33
	Comcast Corp.	3.450%	2/1/50	400	275
	Comcast Corp.	2.800%	1/15/51	300	180
	Comcast Corp.	2.887%	11/1/51	757	460
	Comcast Corp.	5.350%	5/15/53	168	156
	Comcast Corp.	2.937%	11/1/56	1,053	618
	Comcast Corp.	4.950%	10/15/58	238	204
	Comcast Corp.	2.650%	8/15/62	150	78
	Comcast Corp.	2.987%	11/1/63	847	476
	Comcast Corp.	5.500%	5/15/64	100	93
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	915
	Discovery Communications LLC	3.950%	3/20/28	30	29
[4]	Discovery Communications LLC	5.000%	9/20/37	325	230
	Discovery Communications LLC	6.350%	6/1/40	100	66
	Expedia Group Inc.	4.625%	8/1/27	150	151
	Expedia Group Inc.	3.250%	2/15/30	548	517
	Expedia Group Inc.	2.950%	3/15/31	81	74
	Expedia Group Inc.	5.400%	2/15/35	81	82
	Fox Corp.	4.709%	1/25/29	625	630
	Fox Corp.	3.500%	4/8/30	150	143

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fox Corp.	6.500%	10/13/33	100	108
	Fox Corp.	5.476%	1/25/39	150	147
	Fox Corp.	5.576%	1/25/49	275	258
	Grupo Televisa SAB	6.625%	1/15/40	125	117
	Grupo Televisa SAB	5.000%	5/13/45	225	162
	Grupo Televisa SAB	5.250%	5/24/49	200	143
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	101
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	101
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	162
	Koninklijke KPN NV	8.375%	10/1/30	125	146
	Meta Platforms Inc.	3.500%	8/15/27	200	198
	Meta Platforms Inc.	4.600%	5/15/28	275	280
	Meta Platforms Inc.	4.300%	8/15/29	123	124
	Meta Platforms Inc.	4.550%	8/15/31	149	151
	Meta Platforms Inc.	3.850%	8/15/32	350	337
	Meta Platforms Inc.	4.750%	8/15/34	136	137
	Meta Platforms Inc.	4.450%	8/15/52	650	548
	Meta Platforms Inc.	5.600%	5/15/53	500	500
	Meta Platforms Inc.	5.400%	8/15/54	673	656
	Meta Platforms Inc.	4.650%	8/15/62	200	169
	Meta Platforms Inc.	5.750%	5/15/63	310	313
	Meta Platforms Inc.	5.550%	8/15/64	503	492
	NBCUniversal Media LLC	4.450%	1/15/43	225	194
	Netflix Inc.	4.875%	4/15/28	467	477
	Netflix Inc.	5.875%	11/15/28	911	960
	Netflix Inc.	6.375%	5/15/29	85	91
[6]	Netflix Inc.	5.375%	11/15/29	147	154
[6]	Netflix Inc.	4.875%	6/15/30	83	85
	Omnicom Group Inc.	2.450%	4/30/30	150	137
	Omnicom Group Inc.	4.200%	6/1/30	100	99
	Omnicom Group Inc.	2.600%	8/1/31	200	177
	Omnicom Group Inc.	5.300%	11/1/34	100	101
	Orange SA	9.000%	3/1/31	350	425
	Orange SA	5.500%	2/6/44	200	197
	Paramount Global	2.900%	1/15/27	148	144
	Paramount Global	3.375%	2/15/28	100	97
	Paramount Global	3.700%	6/1/28	100	97
	Paramount Global	7.875%	7/30/30	200	222
	Paramount Global	4.950%	1/15/31	310	301
	Paramount Global	4.200%	5/19/32	400	365
	Paramount Global	5.500%	5/15/33	69	67
	Paramount Global	6.875%	4/30/36	248	254
	Paramount Global	5.900%	10/15/40	104	95
	Paramount Global	4.850%	7/1/42	328	259
	Paramount Global	4.375%	3/15/43	480	353
	Paramount Global	5.850%	9/1/43	680	591
	Paramount Global	4.900%	8/15/44	100	77
	Paramount Global	4.600%	1/15/45	92	68
	Paramount Global	4.950%	5/19/50	178	136
	Rogers Communications Inc.	2.900%	11/15/26	100	98
	Rogers Communications Inc.	5.000%	2/15/29	315	320
	Rogers Communications Inc.	3.800%	3/15/32	400	372
	Rogers Communications Inc.	5.300%	2/15/34	200	200
	Rogers Communications Inc.	4.500%	3/15/42	500	426
	Rogers Communications Inc.	4.500%	3/15/43	265	223
	Rogers Communications Inc.	5.000%	3/15/44	190	169
	Rogers Communications Inc.	4.350%	5/1/49	100	80
	Rogers Communications Inc.	3.700%	11/15/49	150	110
	Rogers Communications Inc.	4.550%	3/15/52	350	285
	Sprint Capital Corp.	6.875%	11/15/28	100	107
	Sprint Capital Corp.	8.750%	3/15/32	800	971
	Take-Two Interactive Software Inc.	3.700%	4/14/27	200	198
	Telefonica Emisiones SA	4.103%	3/8/27	250	249
	Telefonica Emisiones SA	4.665%	3/6/38	200	180
	Telefonica Emisiones SA	5.213%	3/8/47	144	127
	Telefonica Emisiones SA	4.895%	3/6/48	925	778
	Telefonica Europe BV	8.250%	9/15/30	250	289
	TELUS Corp.	2.800%	2/16/27	100	97
	TELUS Corp.	3.400%	5/13/32	100	91
	TELUS Corp.	4.300%	6/15/49	200	156

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tencent Music Entertainment Group	2.000%	9/3/30	200	177
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	233
	Time Warner Cable LLC	6.550%	5/1/37	200	207
	Time Warner Cable LLC	6.750%	6/15/39	250	259
	Time Warner Cable LLC	5.875%	11/15/40	210	202
	Time Warner Cable LLC	4.500%	9/15/42	250	199
	T-Mobile USA Inc.	3.750%	4/15/27	800	792
	T-Mobile USA Inc.	5.375%	4/15/27	70	70
	T-Mobile USA Inc.	4.750%	2/1/28	200	200
	T-Mobile USA Inc.	2.050%	2/15/28	250	236
	T-Mobile USA Inc.	4.950%	3/15/28	70	71
	T-Mobile USA Inc.	4.800%	7/15/28	200	203
	T-Mobile USA Inc.	2.625%	2/15/29	140	131
	T-Mobile USA Inc.	2.400%	3/15/29	100	93
	T-Mobile USA Inc.	4.200%	10/1/29	76	75
	T-Mobile USA Inc.	3.875%	4/15/30	2,400	2,330
	T-Mobile USA Inc.	2.550%	2/15/31	845	757
	T-Mobile USA Inc.	2.875%	2/15/31	186	169
	T-Mobile USA Inc.	3.500%	4/15/31	395	371
	T-Mobile USA Inc.	2.250%	11/15/31	500	434
	T-Mobile USA Inc.	2.700%	3/15/32	200	176
	T-Mobile USA Inc.	5.125%	5/15/32	84	86
	T-Mobile USA Inc.	5.200%	1/15/33	300	305
	T-Mobile USA Inc.	5.050%	7/15/33	460	463
	T-Mobile USA Inc.	5.150%	4/15/34	170	172
	T-Mobile USA Inc.	4.375%	4/15/40	400	354
	T-Mobile USA Inc.	3.000%	2/15/41	155	113
	T-Mobile USA Inc.	4.500%	4/15/50	615	508
	T-Mobile USA Inc.	3.300%	2/15/51	1,000	663
	T-Mobile USA Inc.	3.400%	10/15/52	575	384
	T-Mobile USA Inc.	5.650%	1/15/53	158	153
	T-Mobile USA Inc.	5.750%	1/15/54	221	216
	T-Mobile USA Inc.	5.875%	11/15/55	111	111
	T-Mobile USA Inc.	3.600%	11/15/60	200	133
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	170	166
	TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	100
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	166
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	203
	Uber Technologies Inc.	4.300%	1/15/30	375	374
	Uber Technologies Inc.	5.350%	9/15/54	325	304
	Verisign Inc.	2.700%	6/15/31	200	179
	VeriSign Inc.	5.250%	6/1/32	65	66
	Verizon Communications Inc.	2.100%	3/22/28	600	568
	Verizon Communications Inc.	4.016%	12/3/29	727	717
	Verizon Communications Inc.	3.150%	3/22/30	310	294
	Verizon Communications Inc.	1.680%	10/30/30	527	456
	Verizon Communications Inc.	1.750%	1/20/31	500	432
	Verizon Communications Inc.	2.550%	3/21/31	800	718
	Verizon Communications Inc.	2.355%	3/15/32	802	691
	Verizon Communications Inc.	5.050%	5/9/33	177	179
	Verizon Communications Inc.	4.500%	8/10/33	467	454
	Verizon Communications Inc.	4.400%	11/1/34	261	248
	Verizon Communications Inc.	4.780%	2/15/35	600	585
	Verizon Communications Inc.	5.250%	4/2/35	252	254
	Verizon Communications Inc.	4.272%	1/15/36	256	237
[6]	Verizon Communications Inc.	5.401%	7/2/37	1,995	2,007
	Verizon Communications Inc.	4.812%	3/15/39	200	188
	Verizon Communications Inc.	2.650%	11/20/40	1,260	889
	Verizon Communications Inc.	3.400%	3/22/41	552	426
	Verizon Communications Inc.	2.850%	9/3/41	200	141
	Verizon Communications Inc.	4.750%	11/1/41	200	180
	Verizon Communications Inc.	6.550%	9/15/43	125	137
	Verizon Communications Inc.	4.125%	8/15/46	250	201
	Verizon Communications Inc.	4.862%	8/21/46	760	678
	Verizon Communications Inc.	4.522%	9/15/48	176	149
	Verizon Communications Inc.	4.000%	3/22/50	250	191
	Verizon Communications Inc.	2.875%	11/20/50	610	380
	Verizon Communications Inc.	3.550%	3/22/51	300	215
	Verizon Communications Inc.	2.987%	10/30/56	900	542
	Verizon Communications Inc.	3.000%	11/20/60	500	294

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	3.700%	3/22/61	500	345
	Vodafone Group plc	6.150%	2/27/37	71	76
	Vodafone Group plc	5.250%	5/30/48	283	259
	Vodafone Group plc	4.875%	6/19/49	650	559
	Vodafone Group plc	4.250%	9/17/50	450	350
	Vodafone Group plc	5.625%	2/10/53	310	292
	Vodafone Group plc	5.750%	2/10/63	125	117
	Vodafone Group plc	5.875%	6/28/64	200	192
	Walt Disney Co.	2.000%	9/1/29	461	423
	Walt Disney Co.	3.800%	3/22/30	140	138
	Walt Disney Co.	2.650%	1/13/31	700	645
	Walt Disney Co.	6.200%	12/15/34	200	223
	Walt Disney Co.	6.400%	12/15/35	674	758
	Walt Disney Co.	6.650%	11/15/37	200	229
	Walt Disney Co.	4.625%	3/23/40	75	71
	Walt Disney Co.	3.500%	5/13/40	250	205
	Walt Disney Co.	5.400%	10/1/43	100	99
	Walt Disney Co.	4.750%	9/15/44	175	158
	Walt Disney Co.	2.750%	9/1/49	225	142
	Walt Disney Co.	3.600%	1/13/51	400	295
	Walt Disney Co.	3.800%	5/13/60	300	219
[4]	Warnermedia Holdings Inc.	3.755%	3/15/27	25	24
	Warnermedia Holdings Inc.	4.054%	3/15/29	300	244
	Warnermedia Holdings Inc.	4.054%	3/15/29	30	28
[4]	Warnermedia Holdings Inc.	4.279%	3/15/32	30	25
	Warnermedia Holdings Inc.	5.050%	3/15/42	252	149
	Warnermedia Holdings Inc.	5.050%	3/15/42	10	7
[4]	Warnermedia Holdings Inc.	5.141%	3/15/52	25	15
	Weibo Corp.	3.375%	7/8/30	200	186
					90,468
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	400	393
[6]	Alibaba Group Holding Ltd.	4.875%	5/26/30	200	204
	Alibaba Group Holding Ltd.	2.125%	2/9/31	300	265
	Alibaba Group Holding Ltd.	4.500%	11/28/34	280	269
[6]	Alibaba Group Holding Ltd.	5.250%	5/26/35	200	202
	Alibaba Group Holding Ltd.	4.000%	12/6/37	200	176
	Alibaba Group Holding Ltd.	4.200%	12/6/47	225	180
	Alibaba Group Holding Ltd.	3.150%	2/9/51	200	130
	Alibaba Group Holding Ltd.	4.400%	12/6/57	100	80
	Alibaba Group Holding Ltd.	3.250%	2/9/61	300	186
	Amazon.com Inc.	3.300%	4/13/27	600	593
	Amazon.com Inc.	3.150%	8/22/27	1,117	1,099
	Amazon.com Inc.	4.550%	12/1/27	108	109
	Amazon.com Inc.	1.650%	5/12/28	500	470
	Amazon.com Inc.	3.450%	4/13/29	300	294
	Amazon.com Inc.	4.650%	12/1/29	396	405
	Amazon.com Inc.	1.500%	6/3/30	405	358
	Amazon.com Inc.	2.100%	5/12/31	750	666
	Amazon.com Inc.	3.600%	4/13/32	500	478
	Amazon.com Inc.	4.700%	12/1/32	500	509
	Amazon.com Inc.	4.800%	12/5/34	225	230
	Amazon.com Inc.	3.875%	8/22/37	600	542
	Amazon.com Inc.	2.875%	5/12/41	500	373
	Amazon.com Inc.	4.050%	8/22/47	600	496
	Amazon.com Inc.	2.500%	6/3/50	800	481
	Amazon.com Inc.	3.100%	5/12/51	700	472
	Amazon.com Inc.	2.700%	6/3/60	400	230
	Amazon.com Inc.	3.250%	5/12/61	450	293
	Amazon.com Inc.	4.100%	4/13/62	200	156
	American Honda Finance Corp.	5.250%	7/7/26	200	202
	American Honda Finance Corp.	4.400%	10/5/26	375	375
	American Honda Finance Corp.	2.350%	1/8/27	100	97
	American Honda Finance Corp.	4.900%	3/12/27	200	202
	American Honda Finance Corp.	4.900%	7/9/27	100	101
	American Honda Finance Corp.	4.450%	10/22/27	200	201
	American Honda Finance Corp.	4.550%	3/3/28	220	221
	American Honda Finance Corp.	2.000%	3/24/28	100	94
	American Honda Finance Corp.	5.125%	7/7/28	200	204

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Honda Finance Corp.	5.650%	11/15/28	200	208
	American Honda Finance Corp.	2.250%	1/12/29	100	93
	American Honda Finance Corp.	4.400%	9/5/29	175	174
	American Honda Finance Corp.	4.600%	4/17/30	200	200
	American Honda Finance Corp.	1.800%	1/13/31	300	258
	American Honda Finance Corp.	5.050%	7/10/31	50	51
	American Honda Finance Corp.	4.900%	1/10/34	200	198
[3]	American University	3.672%	4/1/49	110	83
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/29	50	49
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/29	200	200
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	100	96
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	50	38
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/49	50	43
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	250	150
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	200	143
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	50	45
	AutoNation Inc.	3.800%	11/15/27	75	74
	AutoNation Inc.	4.750%	6/1/30	150	149
	AutoNation Inc.	3.850%	3/1/32	250	230
	AutoZone Inc.	3.750%	6/1/27	100	99
	AutoZone Inc.	3.750%	4/18/29	100	98
	AutoZone Inc.	5.100%	7/15/29	200	205
	AutoZone Inc.	4.000%	4/15/30	421	412
	AutoZone Inc.	5.125%	6/15/30	140	144
	AutoZone Inc.	1.650%	1/15/31	200	171
	AutoZone Inc.	4.750%	8/1/32	200	199
	AutoZone Inc.	6.550%	11/1/33	150	166
	AutoZone Inc.	5.400%	7/15/34	100	102
	Best Buy Co. Inc.	4.450%	10/1/28	200	200
	BorgWarner Inc.	2.650%	7/1/27	200	193
	BorgWarner Inc.	4.950%	8/15/29	50	51
	BorgWarner Inc.	5.400%	8/15/34	50	51
	BorgWarner Inc.	4.375%	3/15/45	100	83
	Brunswick Corp.	5.850%	3/18/29	375	386
	California Endowment	2.498%	4/1/51	50	29
	California Institute of Technology	4.321%	8/1/45	70	60
	California Institute of Technology	4.700%	11/1/11	50	41
	California Institute of Technology	3.650%	9/1/19	100	63
	Choice Hotels International Inc.	5.850%	8/1/34	200	202
	Claremont Mckenna College	3.775%	1/1/22	150	95
	Cornell University	4.835%	6/15/34	125	125
	Darden Restaurants Inc.	3.850%	5/1/27	200	198
	Darden Restaurants Inc.	4.350%	10/15/27	11	11
	Darden Restaurants Inc.	4.550%	10/15/29	75	75
	Darden Restaurants Inc.	6.300%	10/10/33	18	19
	Darden Restaurants Inc.	4.550%	2/15/48	50	41
	Dick's Sporting Goods Inc.	3.150%	1/15/32	5	4
	Dick's Sporting Goods Inc.	4.100%	1/15/52	200	143
	DR Horton Inc.	4.850%	10/15/30	150	151
	DR Horton Inc.	5.500%	10/15/35	113	115
[3]	Duke University	2.682%	10/1/44	100	71
[3]	Duke University	2.757%	10/1/50	50	32
[3]	Duke University	2.832%	10/1/55	125	76
	eBay Inc.	3.600%	6/5/27	300	297
	eBay Inc.	2.600%	5/10/31	200	179
	eBay Inc.	4.000%	7/15/42	200	162
	eBay Inc.	3.650%	5/10/51	200	145
	Emory University	2.143%	9/1/30	150	135
	Emory University	2.969%	9/1/50	50	33
	Ferguson Enterprises Inc.	5.000%	10/3/34	130	129
	Ford Foundation	2.415%	6/1/50	60	35
	Ford Foundation	2.815%	6/1/70	150	84
	Ford Motor Co.	4.346%	12/8/26	343	341
	Ford Motor Co.	9.625%	4/22/30	50	58
	Ford Motor Co.	3.250%	2/12/32	267	225
	Ford Motor Co.	6.100%	8/19/32	15	15
	Ford Motor Co.	4.750%	1/15/43	250	192
	Ford Motor Co.	7.400%	11/1/46	195	200
	Ford Motor Credit Co. LLC	4.542%	8/1/26	200	199
	Ford Motor Credit Co. LLC	4.271%	1/9/27	200	197

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ford Motor Credit Co. LLC	5.850%	5/17/27	200	202
Ford Motor Credit Co. LLC	4.950%	5/28/27	208	207
Ford Motor Credit Co. LLC	4.125%	8/17/27	718	702
Ford Motor Credit Co. LLC	3.815%	11/2/27	200	193
Ford Motor Credit Co. LLC	7.350%	11/4/27	122	127
Ford Motor Credit Co. LLC	2.900%	2/16/28	200	188
Ford Motor Credit Co. LLC	6.800%	5/12/28	208	215
Ford Motor Credit Co. LLC	6.798%	11/7/28	200	207
Ford Motor Credit Co. LLC	2.900%	2/10/29	200	182
Ford Motor Credit Co. LLC	5.113%	5/3/29	258	252
Ford Motor Credit Co. LLC	5.303%	9/6/29	500	491
Ford Motor Credit Co. LLC	5.875%	11/7/29	500	502
Ford Motor Credit Co. LLC	7.200%	6/10/30	400	421
Ford Motor Credit Co. LLC	4.000%	11/13/30	260	237
Ford Motor Credit Co. LLC	3.625%	6/17/31	250	220
Ford Motor Credit Co. LLC	6.054%	11/5/31	650	647
Ford Motor Credit Co. LLC	7.122%	11/7/33	400	415
Ford Motor Credit Co. LLC	6.125%	3/8/34	350	341
Fortune Brands Innovations Inc.	3.250%	9/15/29	50	47
Fortune Brands Innovations Inc.	4.000%	3/25/32	80	75
Fortune Brands Innovations Inc.	5.875%	6/1/33	100	105
Fortune Brands Innovations Inc.	4.500%	3/25/52	80	64
General Motors Co.	6.800%	10/1/27	100	104
General Motors Co.	5.350%	4/15/28	125	127
General Motors Co.	5.625%	4/15/30	300	307
General Motors Co.	5.600%	10/15/32	50	51
General Motors Co.	5.000%	4/1/35	165	156
General Motors Co.	6.250%	4/15/35	75	77
General Motors Co.	6.600%	4/1/36	250	264
General Motors Co.	5.150%	4/1/38	225	209
General Motors Co.	6.250%	10/2/43	210	206
General Motors Co.	5.200%	4/1/45	230	197
General Motors Co.	5.400%	4/1/48	100	87
General Motors Co.	5.950%	4/1/49	119	111
General Motors Financial Co. Inc.	4.350%	1/17/27	325	323
General Motors Financial Co. Inc.	5.000%	4/9/27	473	476
General Motors Financial Co. Inc.	5.400%	5/8/27	200	203
General Motors Financial Co. Inc.	5.000%	7/15/27	150	151
General Motors Financial Co. Inc.	2.700%	8/20/27	500	480
General Motors Financial Co. Inc.	5.050%	4/4/28	72	73
General Motors Financial Co. Inc.	2.400%	4/10/28	200	188
General Motors Financial Co. Inc.	5.800%	6/23/28	250	258
General Motors Financial Co. Inc.	2.400%	10/15/28	200	186
General Motors Financial Co. Inc.	5.800%	1/7/29	400	412
General Motors Financial Co. Inc.	4.300%	4/6/29	500	489
General Motors Financial Co. Inc.	5.550%	7/15/29	400	409
General Motors Financial Co. Inc.	4.900%	10/6/29	300	300
General Motors Financial Co. Inc.	5.350%	1/7/30	500	506
General Motors Financial Co. Inc.	3.600%	6/21/30	300	281
General Motors Financial Co. Inc.	5.450%	7/15/30	125	127
General Motors Financial Co. Inc.	2.350%	1/8/31	216	187
General Motors Financial Co. Inc.	5.750%	2/8/31	100	103
General Motors Financial Co. Inc.	2.700%	6/10/31	200	175
General Motors Financial Co. Inc.	5.600%	6/18/31	125	127
General Motors Financial Co. Inc.	5.625%	4/4/32	65	66
General Motors Financial Co. Inc.	6.100%	1/7/34	250	257
General Motors Financial Co. Inc.	5.950%	4/4/34	316	321
General Motors Financial Co. Inc.	5.450%	9/6/34	184	180
General Motors Financial Co. Inc.	5.900%	1/7/35	339	340
General Motors Financial Co. Inc.	6.150%	7/15/35	350	357
Genuine Parts Co.	6.500%	11/1/28	200	212
Genuine Parts Co.	4.950%	8/15/29	217	220
Genuine Parts Co.	6.875%	11/1/33	75	83
George Washington University	4.126%	9/15/48	150	120
Georgetown University	4.315%	4/1/49	68	56
Georgetown University	2.943%	4/1/50	100	64
Georgetown University	5.215%	10/1/18	59	52
Harley-Davidson Inc.	4.625%	7/28/45	125	101
Hasbro Inc.	3.900%	11/19/29	350	337
Hasbro Inc.	6.350%	3/15/40	125	128

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hasbro Inc.	5.100%	5/15/44	50	43
	Home Depot Inc.	2.500%	4/15/27	395	384
	Home Depot Inc.	2.800%	9/14/27	200	195
	Home Depot Inc.	2.950%	6/15/29	600	574
	Home Depot Inc.	4.750%	6/25/29	200	204
	Home Depot Inc.	2.700%	4/15/30	295	276
	Home Depot Inc.	1.375%	3/15/31	500	424
	Home Depot Inc.	4.850%	6/25/31	175	180
	Home Depot Inc.	1.875%	9/15/31	200	172
	Home Depot Inc.	3.250%	4/15/32	200	185
	Home Depot Inc.	4.500%	9/15/32	200	201
	Home Depot Inc.	4.950%	6/25/34	100	101
	Home Depot Inc.	5.875%	12/16/36	1,154	1,237
	Home Depot Inc.	3.300%	4/15/40	295	235
	Home Depot Inc.	5.950%	4/1/41	175	185
	Home Depot Inc.	4.200%	4/1/43	200	171
	Home Depot Inc.	4.875%	2/15/44	300	277
	Home Depot Inc.	4.400%	3/15/45	100	86
	Home Depot Inc.	4.250%	4/1/46	330	276
	Home Depot Inc.	3.900%	6/15/47	250	197
	Home Depot Inc.	4.500%	12/6/48	225	193
	Home Depot Inc.	3.350%	4/15/50	13	9
	Home Depot Inc.	2.375%	3/15/51	200	113
	Home Depot Inc.	3.625%	4/15/52	1,202	874
	Home Depot Inc.	4.950%	9/15/52	150	136
	Home Depot Inc.	5.300%	6/25/54	50	48
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	194
[4]	Honda Motor Co. Ltd.	4.436%	7/8/28	400	400
[4]	Honda Motor Co. Ltd.	4.688%	7/8/30	300	300
	Honda Motor Co. Ltd.	2.967%	3/10/32	200	179
[4]	Honda Motor Co. Ltd.	5.337%	7/8/35	200	201
	Howard University	5.209%	10/1/52	50	44
	Hyatt Hotels Corp.	4.375%	9/15/28	75	75
	Hyatt Hotels Corp.	5.750%	4/23/30	300	310
	Hyatt Hotels Corp.	5.375%	12/15/31	200	203
	Hyatt Hotels Corp.	5.500%	6/30/34	50	50
	JD.com Inc.	3.375%	1/14/30	200	191
	Johns Hopkins University	4.705%	7/1/32	75	76
[3]	Johns Hopkins University	4.083%	7/1/53	75	60
	Las Vegas Sands Corp.	5.900%	6/1/27	100	102
	Las Vegas Sands Corp.	5.625%	6/15/28	50	51
	Las Vegas Sands Corp.	6.000%	8/15/29	50	51
	Las Vegas Sands Corp.	6.000%	6/14/30	75	77
	Las Vegas Sands Corp.	6.200%	8/15/34	150	153
	Lear Corp.	3.800%	9/15/27	41	40
	Lear Corp.	4.250%	5/15/29	150	147
	Lear Corp.	3.500%	5/30/30	100	94
	Lear Corp.	5.250%	5/15/49	125	107
	Leggett & Platt Inc.	3.500%	11/15/27	125	121
	Leggett & Platt Inc.	4.400%	3/15/29	75	73
	Leggett & Platt Inc.	3.500%	11/15/51	100	64
	Leland Stanford Junior University	4.679%	3/1/35	125	125
	Leland Stanford Junior University	3.647%	5/1/48	200	154
	Lennar Corp.	5.200%	7/30/30	125	127
	LKQ Corp.	5.750%	6/15/28	500	515
	Lowe's Cos. Inc.	3.100%	5/3/27	350	343
	Lowe's Cos. Inc.	1.300%	4/15/28	260	241
	Lowe's Cos. Inc.	1.700%	9/15/28	200	185
	Lowe's Cos. Inc.	6.500%	3/15/29	67	72
	Lowe's Cos. Inc.	3.650%	4/5/29	232	227
	Lowe's Cos. Inc.	4.500%	4/15/30	250	252
	Lowe's Cos. Inc.	1.700%	10/15/30	300	261
	Lowe's Cos. Inc.	2.625%	4/1/31	500	451
	Lowe's Cos. Inc.	3.750%	4/1/32	500	471
	Lowe's Cos. Inc.	5.000%	4/15/33	250	252
	Lowe's Cos. Inc.	5.150%	7/1/33	250	255
	Lowe's Cos. Inc.	2.800%	9/15/41	200	140
	Lowe's Cos. Inc.	4.250%	9/15/44	28	22
	Lowe's Cos. Inc.	3.700%	4/15/46	250	186
	Lowe's Cos. Inc.	4.050%	5/3/47	300	233

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	3.000%	10/15/50	332	208
	Lowe's Cos. Inc.	3.500%	4/1/51	300	206
	Lowe's Cos. Inc.	4.250%	4/1/52	300	235
	Lowe's Cos. Inc.	5.625%	4/15/53	100	96
	Lowe's Cos. Inc.	5.750%	7/1/53	200	196
	Lowe's Cos. Inc.	5.800%	9/15/62	100	97
	Magna International Inc.	5.050%	3/14/29	150	153
	Magna International Inc.	2.450%	6/15/30	100	91
	Magna International Inc.	5.875%	6/1/35	75	77
	Marriott International Inc.	4.000%	4/15/28	50	50
	Marriott International Inc.	4.800%	3/15/30	200	202
	Marriott International Inc.	4.625%	6/15/30	700	702
	Marriott International Inc.	2.850%	4/15/31	300	272
	Marriott International Inc.	5.300%	5/15/34	200	202
	Marriott International Inc.	5.350%	3/15/35	200	202
	Marriott International Inc.	5.500%	4/15/37	248	248
	Masco Corp.	3.500%	11/15/27	100	98
	Masco Corp.	1.500%	2/15/28	200	186
	Masco Corp.	2.000%	2/15/31	100	86
	Masco Corp.	4.500%	5/15/47	100	81
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	125	114
	Massachusetts Institute of Technology	2.989%	7/1/50	85	57
	Massachusetts Institute of Technology	3.067%	4/1/52	100	67
	Massachusetts Institute of Technology	5.618%	6/1/55	150	154
	Massachusetts Institute of Technology	5.600%	7/1/11	130	130
	Massachusetts Institute of Technology	4.678%	7/1/14	125	104
	Massachusetts Institute of Technology	3.885%	7/1/16	100	69
	McDonald's Corp.	3.500%	3/1/27	200	198
	McDonald's Corp.	3.500%	7/1/27	315	311
	McDonald's Corp.	3.800%	4/1/28	350	347
	McDonald's Corp.	4.800%	8/14/28	200	204
	McDonald's Corp.	2.625%	9/1/29	217	204
	McDonald's Corp.	2.125%	3/1/30	200	182
	McDonald's Corp.	4.600%	5/15/30	72	73
	McDonald's Corp.	3.600%	7/1/30	200	193
	McDonald's Corp.	4.950%	3/3/35	498	498
	McDonald's Corp.	4.700%	12/9/35	200	195
	McDonald's Corp.	6.300%	10/15/37	150	164
	McDonald's Corp.	6.300%	3/1/38	100	109
	McDonald's Corp.	5.700%	2/1/39	100	104
	McDonald's Corp.	3.700%	2/15/42	25	20
	McDonald's Corp.	3.625%	5/1/43	100	77
	McDonald's Corp.	4.600%	5/26/45	210	182
	McDonald's Corp.	4.875%	12/9/45	300	270
	McDonald's Corp.	4.450%	3/1/47	250	211
	McDonald's Corp.	4.450%	9/1/48	150	125
	McDonald's Corp.	4.200%	4/1/50	200	159
	MDC Holdings Inc.	2.500%	1/15/31	100	88
	MDC Holdings Inc.	6.000%	1/15/43	100	90
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	250	297
	Mohawk Industries Inc.	3.625%	5/15/30	125	120
	NIKE Inc.	2.375%	11/1/26	200	196
	NIKE Inc.	2.750%	3/27/27	200	196
	NIKE Inc.	2.850%	3/27/30	200	188
	NIKE Inc.	3.625%	5/1/43	125	99
	NIKE Inc.	3.375%	3/27/50	504	357
[3]	Northwestern University	4.643%	12/1/44	75	70
[3]	Northwestern University	2.640%	12/1/50	50	31
[3]	Northwestern University	3.662%	12/1/57	75	54
	NVR Inc.	3.000%	5/15/30	200	186
	O'Reilly Automotive Inc.	5.750%	11/20/26	200	204
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	321
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	430
	President & Fellows of Harvard College	4.609%	2/15/35	175	173
	President & Fellows of Harvard College	4.875%	10/15/40	225	217
	President & Fellows of Harvard College	3.150%	7/15/46	100	72
	President & Fellows of Harvard College	3.745%	11/15/52	100	77
	PulteGroup Inc.	6.375%	5/15/33	300	322
	PVH Corp.	5.500%	6/13/30	350	352
	Ralph Lauren Corp.	2.950%	6/15/30	200	187

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ralph Lauren Corp.	5.000%	6/15/32	400	406
Rockefeller Foundation	2.492%	10/1/50	250	149
Ross Stores Inc.	1.875%	4/15/31	200	171
Sands China Ltd.	2.300%	3/8/27	200	192
Sands China Ltd.	5.400%	8/8/28	400	403
Sands China Ltd.	4.375%	6/18/30	200	191
Starbucks Corp.	4.850%	2/8/27	175	177
Starbucks Corp.	3.500%	3/1/28	100	98
Starbucks Corp.	4.500%	5/15/28	125	126
Starbucks Corp.	4.000%	11/15/28	200	199
Starbucks Corp.	3.550%	8/15/29	250	243
Starbucks Corp.	2.250%	3/12/30	450	408
Starbucks Corp.	4.800%	5/15/30	125	127
Starbucks Corp.	2.550%	11/15/30	743	674
Starbucks Corp.	4.900%	2/15/31	75	77
Starbucks Corp.	5.000%	2/15/34	75	75
Starbucks Corp.	5.400%	5/15/35	125	127
Starbucks Corp.	4.300%	6/15/45	50	41
Starbucks Corp.	3.750%	12/1/47	125	92
Starbucks Corp.	4.500%	11/15/48	200	166
Starbucks Corp.	3.350%	3/12/50	100	67
Starbucks Corp.	3.500%	11/15/50	450	313
Tapestry Inc.	4.125%	7/15/27	23	23
Tapestry Inc.	5.100%	3/11/30	144	146
Tapestry Inc.	3.050%	3/15/32	200	178
Tapestry Inc.	5.500%	3/11/35	116	116
TJX Cos. Inc.	2.250%	9/15/26	350	343
TJX Cos. Inc.	3.875%	4/15/30	184	181
Toll Brothers Finance Corp.	4.350%	2/15/28	250	249
Toll Brothers Finance Corp.	5.600%	6/15/35	100	101
Toyota Motor Corp.	4.186%	6/30/27	125	125
Toyota Motor Corp.	5.118%	7/13/28	164	169
Toyota Motor Corp.	4.450%	6/30/30	150	151
Toyota Motor Corp.	5.053%	6/30/35	150	151
Toyota Motor Credit Corp.	4.550%	8/7/26	100	100
Toyota Motor Credit Corp.	5.400%	11/20/26	200	203
Toyota Motor Credit Corp.	4.600%	1/8/27	350	353
Toyota Motor Credit Corp.	3.200%	1/11/27	200	197
Toyota Motor Credit Corp.	1.900%	1/13/27	80	77
Toyota Motor Credit Corp.	5.000%	3/19/27	200	203
Toyota Motor Credit Corp.	4.500%	5/14/27	225	227
Toyota Motor Credit Corp.	1.150%	8/13/27	500	470
Toyota Motor Credit Corp.	4.550%	9/20/27	250	253
Toyota Motor Credit Corp.	4.350%	10/8/27	150	151
Toyota Motor Credit Corp.	3.050%	1/11/28	100	97
Toyota Motor Credit Corp.	1.900%	4/6/28	200	188
Toyota Motor Credit Corp.	5.250%	9/11/28	200	206
Toyota Motor Credit Corp.	4.650%	1/5/29	200	202
Toyota Motor Credit Corp.	3.650%	1/8/29	530	520
Toyota Motor Credit Corp.	5.050%	5/16/29	100	103
Toyota Motor Credit Corp.	4.550%	8/9/29	100	101
Toyota Motor Credit Corp.	4.950%	1/9/30	350	358
Toyota Motor Credit Corp.	2.150%	2/13/30	150	136
Toyota Motor Credit Corp.	3.375%	4/1/30	200	191
Toyota Motor Credit Corp.	4.800%	5/15/30	225	228
Toyota Motor Credit Corp.	4.550%	5/17/30	101	102
Toyota Motor Credit Corp.	5.550%	11/20/30	200	211
Toyota Motor Credit Corp.	5.100%	3/21/31	200	205
Toyota Motor Credit Corp.	1.900%	9/12/31	200	172
Toyota Motor Credit Corp.	4.600%	10/10/31	250	250
Toyota Motor Credit Corp.	4.800%	1/5/34	200	200
Toyota Motor Credit Corp.	5.350%	1/9/35	250	256
Tractor Supply Co.	1.750%	11/1/30	200	173
Trustees of Boston College	3.129%	7/1/52	100	68
Trustees of Columbia University in the City of New York	4.355%	10/1/35	100	96
Trustees of Princeton University	5.700%	3/1/39	150	160
Trustees of Princeton University	2.516%	7/1/50	150	92
Trustees of Princeton University	4.201%	3/1/52	100	84
Trustees of the University of Pennsylvania	2.396%	10/1/50	200	116
Trustees of the University of Pennsylvania	4.674%	9/1/12	50	41

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	University of Chicago	2.547%	4/1/50	100	64
[3]	University of Chicago	4.003%	10/1/53	100	79
	University of Miami	4.063%	4/1/52	100	78
[3]	University of Notre Dame du Lac	3.438%	2/15/45	100	77
	University of Notre Dame du Lac	3.394%	2/15/48	125	92
[3]	University of Southern California	3.028%	10/1/39	100	80
[3]	University of Southern California	3.841%	10/1/47	100	79
	University of Southern California	2.945%	10/1/51	200	129
	University of Southern California	5.250%	10/1/11	100	93
	Washington University	3.524%	4/15/54	100	72
	Washington University	4.349%	4/15/22	50	38
[3]	William Marsh Rice University	3.574%	5/15/45	150	118
	Yale University	1.482%	4/15/30	100	89
	Yale University	2.402%	4/15/50	100	59
					79,318
Consumer Staples (1.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	109
	Altria Group Inc.	4.875%	2/4/28	150	152
	Altria Group Inc.	5.625%	2/6/35	125	128
	Altria Group Inc.	3.400%	2/4/41	500	371
	Altria Group Inc.	4.250%	8/9/42	275	224
	Altria Group Inc.	4.500%	5/2/43	125	104
	Altria Group Inc.	5.375%	1/31/44	350	330
	Altria Group Inc.	3.875%	9/16/46	425	314
	Altria Group Inc.	5.950%	2/14/49	155	154
	Altria Group Inc.	3.700%	2/4/51	750	519
	Altria Group Inc.	6.200%	2/14/59	70	70
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	945	922
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,897	1,738
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	97
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	433
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	565	575
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	965
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	175	179
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	191
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	375	381
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	307
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,051	892
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	596
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	405	415
	Archer-Daniels-Midland Co.	2.500%	8/11/26	200	196
	Archer-Daniels-Midland Co.	5.935%	10/1/32	80	87
	Archer-Daniels-Midland Co.	5.375%	9/15/35	95	99
	Archer-Daniels-Midland Co.	3.750%	9/15/47	50	38
	Archer-Daniels-Midland Co.	2.700%	9/15/51	200	122
	BAT Capital Corp.	4.700%	4/2/27	330	332
	BAT Capital Corp.	3.557%	8/15/27	231	227
	BAT Capital Corp.	2.259%	3/25/28	500	473
	BAT Capital Corp.	3.462%	9/6/29	100	96
	BAT Capital Corp.	4.906%	4/2/30	175	177
	BAT Capital Corp.	6.343%	8/2/30	200	215
	BAT Capital Corp.	5.834%	2/20/31	200	210
	BAT Capital Corp.	2.726%	3/25/31	500	451
	BAT Capital Corp.	5.350%	8/15/32	273	279
	BAT Capital Corp.	7.750%	10/19/32	100	115
	BAT Capital Corp.	6.421%	8/2/33	200	218
	BAT Capital Corp.	6.000%	2/20/34	200	211
	BAT Capital Corp.	5.625%	8/15/35	294	299
	BAT Capital Corp.	4.390%	8/15/37	525	470
	BAT Capital Corp.	4.540%	8/15/47	383	309
	BAT Capital Corp.	4.758%	9/6/49	250	206
	BAT Capital Corp.	5.650%	3/16/52	200	186
	BAT Capital Corp.	7.081%	8/2/53	175	195
	BAT International Finance plc	4.448%	3/16/28	500	501
	BAT International Finance plc	5.931%	2/2/29	400	420
	Brown-Forman Corp.	4.750%	4/15/33	200	200
	Brown-Forman Corp.	4.500%	7/15/45	100	86
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	198
	Bunge Ltd. Finance Corp.	4.100%	1/7/28	70	70

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	317
Bunge Ltd. Finance Corp.	4.650%	9/17/34	150	145
Campbell's Co.	4.150%	3/15/28	175	174
Campbell's Co.	5.200%	3/21/29	100	102
Campbell's Co.	5.400%	3/21/34	175	178
Campbell's Co.	4.750%	3/23/35	150	144
Campbell's Co.	4.800%	3/15/48	135	117
Campbell's Co.	3.125%	4/24/50	100	65
Campbell's Co.	5.250%	10/13/54	75	68
Church & Dwight Co. Inc.	3.150%	8/1/27	100	98
Church & Dwight Co. Inc.	3.950%	8/1/47	75	59
Clorox Co.	3.100%	10/1/27	50	49
Clorox Co.	3.900%	5/15/28	50	50
Clorox Co.	4.400%	5/1/29	150	151
Clorox Co.	1.800%	5/15/30	50	44
Coca-Cola Co.	3.375%	3/25/27	200	198
Coca-Cola Co.	2.900%	5/25/27	559	549
Coca-Cola Co.	1.000%	3/15/28	500	464
Coca-Cola Co.	2.125%	9/6/29	125	116
Coca-Cola Co.	3.450%	3/25/30	250	243
Coca-Cola Co.	1.375%	3/15/31	100	86
Coca-Cola Co.	5.000%	5/13/34	100	103
Coca-Cola Co.	4.650%	8/14/34	130	131
Coca-Cola Co.	4.125%	3/25/40	100	90
Coca-Cola Co.	2.500%	6/1/40	200	146
Coca-Cola Co.	2.875%	5/5/41	500	375
Coca-Cola Co.	4.200%	3/25/50	175	146
Coca-Cola Co.	2.600%	6/1/50	550	339
Coca-Cola Co.	5.200%	1/14/55	300	287
Coca-Cola Co.	2.750%	6/1/60	300	179
Coca-Cola Co.	5.400%	5/13/64	250	244
Coca-Cola Consolidated Inc.	5.250%	6/1/29	100	103
Coca-Cola Consolidated Inc.	5.450%	6/1/34	54	56
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	187
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	141
Colgate-Palmolive Co.	3.100%	8/15/27	250	246
Colgate-Palmolive Co.	4.200%	5/1/30	100	100
Colgate-Palmolive Co.	4.000%	8/15/45	150	126
Conagra Brands Inc.	7.000%	10/1/28	275	294
Conagra Brands Inc.	8.250%	9/15/30	50	58
Conagra Brands Inc.	5.300%	11/1/38	200	191
Conagra Brands Inc.	5.400%	11/1/48	150	135
Constellation Brands Inc.	3.700%	12/6/26	425	422
Constellation Brands Inc.	3.500%	5/9/27	150	148
Constellation Brands Inc.	3.600%	2/15/28	175	172
Constellation Brands Inc.	4.650%	11/15/28	75	76
Constellation Brands Inc.	3.150%	8/1/29	225	214
Constellation Brands Inc.	2.875%	5/1/30	356	329
Constellation Brands Inc.	4.800%	5/1/30	50	50
Constellation Brands Inc.	2.250%	8/1/31	275	239
Constellation Brands Inc.	5.250%	11/15/48	100	92
Constellation Brands Inc.	3.750%	5/1/50	125	91
Costco Wholesale Corp.	1.600%	4/20/30	1,200	1,071
Costco Wholesale Corp.	1.750%	4/20/32	200	171
Delhaize America LLC	9.000%	4/15/31	100	120
Diageo Capital plc	5.300%	10/24/27	250	256
Diageo Capital plc	2.000%	4/29/30	200	180
Diageo Capital plc	2.125%	4/29/32	200	170
Diageo Capital plc	5.875%	9/30/36	50	54
Diageo Capital plc	3.875%	4/29/43	250	201
Diageo Finance plc	5.625%	10/5/33	200	210
Diageo Investment Corp.	5.625%	4/15/35	200	209
Dollar General Corp.	3.875%	4/15/27	150	149
Dollar General Corp.	4.625%	11/1/27	200	201
Dollar General Corp.	4.125%	5/1/28	150	149
Dollar General Corp.	5.200%	7/5/28	200	204
Dollar General Corp.	3.500%	4/3/30	100	95
Dollar General Corp.	4.125%	4/3/50	250	188
Dollar Tree Inc.	4.200%	5/15/28	549	544
Dollar Tree Inc.	2.650%	12/1/31	160	141

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Estee Lauder Cos. Inc.	3.150%	3/15/27	367	361
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	115
	Estee Lauder Cos. Inc.	4.650%	5/15/33	200	197
	Estee Lauder Cos. Inc.	5.000%	2/14/34	125	125
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	81
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	82
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	78
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	80
	Flowers Foods Inc.	3.500%	10/1/26	75	74
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	85
	General Mills Inc.	4.200%	4/17/28	375	374
	General Mills Inc.	4.875%	1/30/30	200	203
	General Mills Inc.	2.875%	4/15/30	150	139
	General Mills Inc.	2.250%	10/14/31	250	218
	General Mills Inc.	4.950%	3/29/33	200	200
	General Mills Inc.	5.250%	1/30/35	150	151
	General Mills Inc.	5.400%	6/15/40	100	98
	General Mills Inc.	3.000%	2/1/51	50	32
	Haleon US Capital LLC	3.375%	3/24/27	250	246
	Haleon US Capital LLC	3.375%	3/24/29	250	242
	Haleon US Capital LLC	3.625%	3/24/32	700	655
	Hershey Co.	2.300%	8/15/26	100	98
	Hershey Co.	4.550%	2/24/28	133	135
	Hershey Co.	2.450%	11/15/29	130	121
	Hershey Co.	3.125%	11/15/49	150	101
	Hormel Foods Corp.	4.800%	3/30/27	150	152
	Hormel Foods Corp.	1.800%	6/11/30	200	178
	Hormel Foods Corp.	3.050%	6/3/51	200	131
	Ingredion Inc.	3.200%	10/1/26	100	98
	Ingredion Inc.	2.900%	6/1/30	175	162
	J M Smucker Co.	3.375%	12/15/27	150	147
	J M Smucker Co.	5.900%	11/15/28	75	79
	J M Smucker Co.	2.375%	3/15/30	100	91
	J M Smucker Co.	2.125%	3/15/32	31	26
	J M Smucker Co.	6.200%	11/15/33	200	215
	J M Smucker Co.	4.250%	3/15/35	100	93
	J M Smucker Co.	4.375%	3/15/45	125	102
	J M Smucker Co.	6.500%	11/15/53	200	214
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	2.500%	1/15/27	200	194
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.500%	1/15/30	160	164
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/33	634	652
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/34	259	283
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	4.375%	2/2/52	400	310
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.500%	12/1/52	300	311
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/53	122	138
[6]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	5.950%	4/20/35	175	181
[6]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	6.375%	2/25/55	150	153
[4,6]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	5.500%	1/15/36	175	175
[4,6]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.250%	3/1/56	200	201
[4,6]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.375%	4/15/66	125	126
	Kellanova	3.400%	11/15/27	125	123
	Kellanova	4.300%	5/15/28	100	101
	Kellanova	7.450%	4/1/31	125	143
	Kellanova	5.750%	5/16/54	100	98
	Kenvue Inc.	5.050%	3/22/28	200	205
	Kenvue Inc.	4.850%	5/22/32	200	202
	Kenvue Inc.	4.900%	3/22/33	200	203
	Kenvue Inc.	5.100%	3/22/43	200	193
	Kenvue Inc.	5.050%	3/22/53	425	395
	Kenvue Inc.	5.200%	3/22/63	150	139
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	73
	Keurig Dr Pepper Inc.	5.100%	3/15/27	200	202
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	98
	Keurig Dr Pepper Inc.	5.050%	3/15/29	200	204
	Keurig Dr Pepper Inc.	3.950%	4/15/29	175	172
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	141
	Keurig Dr Pepper Inc.	2.250%	3/15/31	200	177
	Keurig Dr Pepper Inc.	5.200%	3/15/31	100	103
	Keurig Dr Pepper Inc.	4.050%	4/15/32	150	144
	Keurig Dr Pepper Inc.	5.300%	3/15/34	200	205

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Keurig Dr Pepper Inc.	5.150%	5/15/35	50	50
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	168
Keurig Dr Pepper Inc.	3.800%	5/1/50	150	111
Keurig Dr Pepper Inc.	4.500%	4/15/52	200	165
Kimberly-Clark Corp.	1.050%	9/15/27	500	470
Kimberly-Clark Corp.	3.950%	11/1/28	50	50
Kimberly-Clark Corp.	3.200%	4/25/29	150	145
Kimberly-Clark Corp.	3.100%	3/26/30	155	148
Kimberly-Clark Corp.	2.000%	11/2/31	250	221
Kimberly-Clark Corp.	6.625%	8/1/37	250	289
Kimberly-Clark Corp.	5.300%	3/1/41	25	25
Kimberly-Clark Corp.	3.200%	7/30/46	175	123
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	38
Kraft Heinz Foods Co.	3.875%	5/15/27	250	248
Kraft Heinz Foods Co.	3.750%	4/1/30	200	194
Kraft Heinz Foods Co.	4.250%	3/1/31	200	197
Kraft Heinz Foods Co.	6.875%	1/26/39	100	111
Kraft Heinz Foods Co.	5.000%	6/4/42	250	225
Kraft Heinz Foods Co.	5.200%	7/15/45	550	498
Kraft Heinz Foods Co.	4.375%	6/1/46	700	566
Kraft Heinz Foods Co.	4.875%	10/1/49	250	215
Kroger Co.	2.650%	10/15/26	140	137
Kroger Co.	3.700%	8/1/27	100	99
Kroger Co.	7.700%	6/1/29	50	56
Kroger Co.	8.000%	9/15/29	125	141
Kroger Co.	2.200%	5/1/30	100	90
Kroger Co.	7.500%	4/1/31	100	115
Kroger Co.	5.000%	9/15/34	375	373
Kroger Co.	5.400%	7/15/40	50	49
Kroger Co.	5.000%	4/15/42	125	114
Kroger Co.	5.150%	8/1/43	100	93
Kroger Co.	4.650%	1/15/48	225	191
Kroger Co.	5.400%	1/15/49	150	141
Kroger Co.	3.950%	1/15/50	150	113
Kroger Co.	5.500%	9/15/54	381	361
Kroger Co.	5.650%	9/15/64	260	246
McCormick & Co. Inc.	3.400%	8/15/27	150	147
McCormick & Co. Inc.	2.500%	4/15/30	250	229
McCormick & Co. Inc.	4.700%	10/15/34	100	97
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	104
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	131
Molson Coors Beverage Co.	3.000%	7/15/26	375	369
Molson Coors Beverage Co.	5.000%	5/1/42	200	182
Molson Coors Beverage Co.	4.200%	7/15/46	375	299
Mondelez International Inc.	2.625%	3/17/27	200	195
Mondelez International Inc.	4.750%	2/20/29	100	102
Mondelez International Inc.	2.750%	4/13/30	115	107
Mondelez International Inc.	1.875%	10/15/32	300	251
Mondelez International Inc.	5.125%	5/6/35	325	326
Mondelez International Inc.	2.625%	9/4/50	250	148
PepsiCo Inc.	2.375%	10/6/26	225	221
PepsiCo Inc.	4.400%	2/7/27	150	151
PepsiCo Inc.	2.625%	3/19/27	100	98
PepsiCo Inc.	3.000%	10/15/27	325	318
PepsiCo Inc.	4.450%	2/7/28	175	177
PepsiCo Inc.	4.450%	5/15/28	200	203
PepsiCo Inc.	2.625%	7/29/29	200	189
PepsiCo Inc.	2.750%	3/19/30	345	323
PepsiCo Inc.	1.625%	5/1/30	700	621
PepsiCo Inc.	1.400%	2/25/31	200	172
PepsiCo Inc.	5.000%	2/7/35	225	228
PepsiCo Inc.	3.500%	3/19/40	175	145
PepsiCo Inc.	2.625%	10/21/41	200	141
PepsiCo Inc.	3.600%	8/13/42	100	80
PepsiCo Inc.	4.450%	4/14/46	300	265
PepsiCo Inc.	3.450%	10/6/46	300	224
PepsiCo Inc.	4.000%	5/2/47	100	81
PepsiCo Inc.	3.375%	7/29/49	240	172
PepsiCo Inc.	2.875%	10/15/49	325	213
PepsiCo Inc.	2.750%	10/21/51	50	31

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	3.875%	3/19/60	150	113
Philip Morris International Inc.	4.750%	2/12/27	400	404
Philip Morris International Inc.	4.375%	11/1/27	125	126
Philip Morris International Inc.	5.125%	11/17/27	200	204
Philip Morris International Inc.	3.125%	3/2/28	100	97
Philip Morris International Inc.	4.125%	4/28/28	200	200
Philip Morris International Inc.	4.875%	2/13/29	200	203
Philip Morris International Inc.	3.375%	8/15/29	250	241
Philip Morris International Inc.	4.625%	11/1/29	200	202
Philip Morris International Inc.	5.625%	11/17/29	200	210
Philip Morris International Inc.	5.125%	2/15/30	200	206
Philip Morris International Inc.	4.375%	4/30/30	200	199
Philip Morris International Inc.	2.100%	5/1/30	150	135
Philip Morris International Inc.	5.500%	9/7/30	244	255
Philip Morris International Inc.	1.750%	11/1/30	500	436
Philip Morris International Inc.	5.125%	2/13/31	225	232
Philip Morris International Inc.	4.750%	11/1/31	200	201
Philip Morris International Inc.	5.750%	11/17/32	700	740
Philip Morris International Inc.	5.375%	2/15/33	200	207
Philip Morris International Inc.	5.625%	9/7/33	114	119
Philip Morris International Inc.	5.250%	2/13/34	400	408
Philip Morris International Inc.	4.900%	11/1/34	50	50
Philip Morris International Inc.	4.875%	4/30/35	200	197
Philip Morris International Inc.	6.375%	5/16/38	200	222
Philip Morris International Inc.	4.375%	11/15/41	500	435
Philip Morris International Inc.	4.500%	3/20/42	125	110
Philip Morris International Inc.	3.875%	8/21/42	25	20
Philip Morris International Inc.	4.125%	3/4/43	150	125
Pilgrim's Pride Corp.	3.500%	3/1/32	500	450
Pilgrim's Pride Corp.	6.250%	7/1/33	175	185
Procter & Gamble Co.	2.800%	3/25/27	500	491
Procter & Gamble Co.	3.000%	3/25/30	500	477
Procter & Gamble Co.	4.050%	5/1/30	100	100
Procter & Gamble Co.	1.200%	10/29/30	300	259
Procter & Gamble Co.	4.550%	1/29/34	200	201
Procter & Gamble Co.	4.600%	5/1/35	100	100
Procter & Gamble Co.	5.550%	3/5/37	150	162
Procter & Gamble Co.	3.550%	3/25/40	100	85
Procter & Gamble Co.	3.500%	10/25/47	100	77
Reynolds American Inc.	5.700%	8/15/35	175	179
Reynolds American Inc.	7.250%	6/15/37	100	112
Reynolds American Inc.	6.150%	9/15/43	75	76
Reynolds American Inc.	5.850%	8/15/45	450	434
Sysco Corp.	3.300%	7/15/26	250	247
Sysco Corp.	3.250%	7/15/27	175	172
Sysco Corp.	5.750%	1/17/29	100	104
Sysco Corp.	2.400%	2/15/30	100	91
Sysco Corp.	5.950%	4/1/30	166	176
Sysco Corp.	6.000%	1/17/34	100	107
Sysco Corp.	6.600%	4/1/40	175	191
Sysco Corp.	4.500%	4/1/46	200	167
Sysco Corp.	4.450%	3/15/48	100	83
Sysco Corp.	6.600%	4/1/50	100	108
Sysco Corp.	3.150%	12/14/51	250	160
Target Corp.	1.950%	1/15/27	100	97
Target Corp.	4.350%	6/15/28	94	95
Target Corp.	3.375%	4/15/29	200	195
Target Corp.	2.650%	9/15/30	250	231
Target Corp.	4.500%	9/15/32	154	153
Target Corp.	4.500%	9/15/34	100	97
Target Corp.	5.000%	4/15/35	239	239
Target Corp.	5.250%	2/15/36	200	202
Target Corp.	6.500%	10/15/37	103	115
Target Corp.	7.000%	1/15/38	125	145
Target Corp.	4.000%	7/1/42	500	420
Target Corp.	3.625%	4/15/46	52	39
Target Corp.	3.900%	11/15/47	300	232
Target Corp.	4.800%	1/15/53	48	42
Tyson Foods Inc.	3.550%	6/2/27	275	271
Tyson Foods Inc.	4.350%	3/1/29	280	278

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tyson Foods Inc.	5.700%	3/15/34	250	259
	Tyson Foods Inc.	5.150%	8/15/44	200	182
	Tyson Foods Inc.	5.100%	9/28/48	275	246
	Unilever Capital Corp.	2.000%	7/28/26	125	122
	Unilever Capital Corp.	2.900%	5/5/27	175	172
	Unilever Capital Corp.	4.250%	8/12/27	150	151
	Unilever Capital Corp.	4.875%	9/8/28	200	205
	Unilever Capital Corp.	1.375%	9/14/30	300	261
	Unilever Capital Corp.	1.750%	8/12/31	500	433
	Unilever Capital Corp.	5.900%	11/15/32	200	218
	Unilever Capital Corp.	5.000%	12/8/33	200	205
	Unilever Capital Corp.	4.625%	8/12/34	200	199
	Walmart Inc.	1.050%	9/17/26	100	97
	Walmart Inc.	4.100%	4/28/27	225	226
	Walmart Inc.	3.250%	7/8/29	250	244
	Walmart Inc.	2.375%	9/24/29	425	398
	Walmart Inc.	4.350%	4/28/30	150	152
	Walmart Inc.	1.800%	9/22/31	100	87
	Walmart Inc.	4.150%	9/9/32	250	247
	Walmart Inc.	4.900%	4/28/35	150	152
	Walmart Inc.	5.250%	9/1/35	192	201
	Walmart Inc.	6.200%	4/15/38	315	354
	Walmart Inc.	3.950%	6/28/38	275	253
	Walmart Inc.	5.000%	10/25/40	100	101
	Walmart Inc.	4.000%	4/11/43	274	233
	Walmart Inc.	3.625%	12/15/47	265	205
	Walmart Inc.	4.050%	6/29/48	375	310
	Walmart Inc.	2.650%	9/22/51	200	125
	Walmart Inc.	4.500%	9/9/52	200	175
	Walmart Inc.	4.500%	4/15/53	250	219
					76,170
Energy (1.9%)
	Apache Corp.	6.000%	1/15/37	77	76
	Apache Corp.	5.100%	9/1/40	233	196
	Apache Corp.	5.350%	7/1/49	68	54
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	194
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	196
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	238
	Boardwalk Pipelines LP	4.450%	7/15/27	100	100
	Boardwalk Pipelines LP	5.625%	8/1/34	235	239
	BP Capital Markets America Inc.	3.017%	1/16/27	400	393
	BP Capital Markets America Inc.	5.017%	11/17/27	300	306
	BP Capital Markets America Inc.	4.234%	11/6/28	345	345
	BP Capital Markets America Inc.	4.699%	4/10/29	100	101
	BP Capital Markets America Inc.	4.970%	10/17/29	200	205
	BP Capital Markets America Inc.	4.868%	11/25/29	400	409
	BP Capital Markets America Inc.	3.633%	4/6/30	350	340
	BP Capital Markets America Inc.	2.721%	1/12/32	200	179
	BP Capital Markets America Inc.	4.812%	2/13/33	400	399
	BP Capital Markets America Inc.	4.893%	9/11/33	535	536
	BP Capital Markets America Inc.	4.989%	4/10/34	200	201
	BP Capital Markets America Inc.	5.227%	11/17/34	350	356
	BP Capital Markets America Inc.	3.060%	6/17/41	230	170
	BP Capital Markets America Inc.	3.000%	2/24/50	450	289
	BP Capital Markets America Inc.	2.772%	11/10/50	150	92
	BP Capital Markets America Inc.	2.939%	6/4/51	500	314
	BP Capital Markets America Inc.	3.001%	3/17/52	200	126
	BP Capital Markets America Inc.	3.379%	2/8/61	400	258
	BP Capital Markets plc	3.279%	9/19/27	200	196
	Canadian Natural Resources Ltd.	3.850%	6/1/27	500	495
[6]	Canadian Natural Resources Ltd.	5.000%	12/15/29	50	50
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	92
	Canadian Natural Resources Ltd.	6.450%	6/30/33	125	133
[6]	Canadian Natural Resources Ltd.	5.400%	12/15/34	50	50
	Canadian Natural Resources Ltd.	5.850%	2/1/35	100	102
	Canadian Natural Resources Ltd.	6.250%	3/15/38	300	311
	Canadian Natural Resources Ltd.	4.950%	6/1/47	140	120
	Cenovus Energy Inc.	4.250%	4/15/27	100	100
	Cenovus Energy Inc.	2.650%	1/15/32	100	86

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	5.250%	6/15/37	38	36
	Cenovus Energy Inc.	6.750%	11/15/39	39	42
	Cenovus Energy Inc.	5.400%	6/15/47	119	105
	Cenovus Energy Inc.	3.750%	2/15/52	150	102
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	285	275
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	82
	Cheniere Energy Inc.	4.625%	10/15/28	252	252
	Cheniere Energy Inc.	5.650%	4/15/34	265	272
	Cheniere Energy Partners LP	4.500%	10/1/29	275	272
	Cheniere Energy Partners LP	4.000%	3/1/31	586	557
	Cheniere Energy Partners LP	3.250%	1/31/32	350	314
	Cheniere Energy Partners LP	5.950%	6/30/33	47	49
	Cheniere Energy Partners LP	5.750%	8/15/34	100	103
[4,6]	Cheniere Energy Partners LP	5.550%	10/30/35	300	302
	Chevron Corp.	2.236%	5/11/30	500	457
	Chevron USA Inc.	4.405%	2/26/27	45	45
	Chevron USA Inc.	1.018%	8/12/27	500	470
	Chevron USA Inc.	4.475%	2/26/28	200	202
	Chevron USA Inc.	4.687%	4/15/30	150	153
	Chevron USA Inc.	4.819%	4/15/32	150	153
	Chevron USA Inc.	4.980%	4/15/35	117	118
	Chevron USA Inc.	2.343%	8/12/50	200	115
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	200	180
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	150
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	201
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	220
	CNOOC Petroleum North America ULC	6.400%	5/15/37	225	262
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	97
	ConocoPhillips	6.500%	2/1/39	100	112
	ConocoPhillips	4.875%	10/1/47	285	252
	ConocoPhillips Co.	4.700%	1/15/30	225	228
	ConocoPhillips Co.	4.850%	1/15/32	200	202
	ConocoPhillips Co.	5.050%	9/15/33	200	204
	ConocoPhillips Co.	5.000%	1/15/35	225	225
	ConocoPhillips Co.	3.758%	3/15/42	88	70
	ConocoPhillips Co.	4.300%	11/15/44	275	229
	ConocoPhillips Co.	3.800%	3/15/52	190	138
	ConocoPhillips Co.	5.300%	5/15/53	478	441
	ConocoPhillips Co.	5.550%	3/15/54	175	167
	ConocoPhillips Co.	5.500%	1/15/55	325	308
	ConocoPhillips Co.	4.025%	3/15/62	300	216
	ConocoPhillips Co.	5.700%	9/15/63	125	120
	ConocoPhillips Co.	5.650%	1/15/65	200	190
	Continental Resources Inc.	4.375%	1/15/28	200	197
	Continental Resources Inc.	4.900%	6/1/44	125	98
	Coterra Energy Inc.	3.900%	5/15/27	200	198
	Coterra Energy Inc.	5.600%	3/15/34	105	106
	Coterra Energy Inc.	5.400%	2/15/35	310	307
	Coterra Energy Inc.	5.900%	2/15/55	50	47
	DCP Midstream Operating LP	5.625%	7/15/27	75	77
	DCP Midstream Operating LP	3.250%	2/15/32	181	160
	DCP Midstream Operating LP	5.600%	4/1/44	40	37
	Devon Energy Corp.	5.250%	10/15/27	100	100
	Devon Energy Corp.	5.875%	6/15/28	130	130
	Devon Energy Corp.	4.500%	1/15/30	130	129
	Devon Energy Corp.	7.875%	9/30/31	160	184
	Devon Energy Corp.	7.950%	4/15/32	163	187
	Devon Energy Corp.	4.750%	5/15/42	130	109
	Devon Energy Corp.	5.000%	6/15/45	150	125
	Diamondback Energy Inc.	3.250%	12/1/26	100	99
	Diamondback Energy Inc.	5.200%	4/18/27	150	152
	Diamondback Energy Inc.	3.500%	12/1/29	200	191
	Diamondback Energy Inc.	5.150%	1/30/30	150	153
	Diamondback Energy Inc.	6.250%	3/15/33	190	202
	Diamondback Energy Inc.	5.400%	4/18/34	230	231
	Diamondback Energy Inc.	5.550%	4/1/35	180	182
	Diamondback Energy Inc.	4.400%	3/24/51	200	155
	Diamondback Energy Inc.	4.250%	3/15/52	100	75
	Diamondback Energy Inc.	6.250%	3/15/53	200	198
	Diamondback Energy Inc.	5.750%	4/18/54	265	246

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Diamondback Energy Inc.	5.900%	4/18/64	175	162
Eastern Energy Gas Holdings LLC	5.800%	1/15/35	100	104
Eastern Energy Gas Holdings LLC	5.650%	10/15/54	100	96
Eastern Energy Gas Holdings LLC	6.200%	1/15/55	100	104
Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	94
Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	125	106
Enbridge Energy Partners LP	7.500%	4/15/38	150	173
Enbridge Energy Partners LP	5.500%	9/15/40	125	121
Enbridge Inc.	1.600%	10/4/26	200	193
Enbridge Inc.	5.900%	11/15/26	125	127
Enbridge Inc.	5.250%	4/5/27	200	203
Enbridge Inc.	3.700%	7/15/27	150	148
Enbridge Inc.	4.600%	6/20/28	75	76
Enbridge Inc.	6.000%	11/15/28	125	131
Enbridge Inc.	5.300%	4/5/29	200	205
Enbridge Inc.	3.125%	11/15/29	200	189
Enbridge Inc.	4.900%	6/20/30	100	101
Enbridge Inc.	6.200%	11/15/30	525	562
Enbridge Inc.	5.700%	3/8/33	400	415
Enbridge Inc.	2.500%	8/1/33	200	166
Enbridge Inc.	5.625%	4/5/34	100	103
Enbridge Inc.	5.550%	6/20/35	125	127
Enbridge Inc.	4.500%	6/10/44	100	82
Enbridge Inc.	5.500%	12/1/46	135	129
Enbridge Inc.	3.400%	8/1/51	200	133
Enbridge Inc.	6.700%	11/15/53	165	179
Enbridge Inc.	5.950%	4/5/54	250	247
Enbridge Inc.	7.200%	6/27/54	120	123
Enbridge Inc.	7.375%	3/15/55	50	52
Energy Transfer LP	4.400%	3/15/27	150	150
Energy Transfer LP	5.500%	6/1/27	300	305
Energy Transfer LP	5.550%	2/15/28	200	206
Energy Transfer LP	4.950%	5/15/28	200	203
Energy Transfer LP	5.250%	4/15/29	425	435
Energy Transfer LP	5.250%	7/1/29	73	75
Energy Transfer LP	5.200%	4/1/30	32	33
Energy Transfer LP	3.750%	5/15/30	250	240
Energy Transfer LP	5.750%	2/15/33	200	208
Energy Transfer LP	6.550%	12/1/33	600	651
Energy Transfer LP	5.550%	5/15/34	150	152
Energy Transfer LP	5.600%	9/1/34	207	210
Energy Transfer LP	5.700%	4/1/35	101	103
Energy Transfer LP	6.625%	10/15/36	225	243
Energy Transfer LP	5.800%	6/15/38	150	151
Energy Transfer LP	6.050%	6/1/41	100	100
Energy Transfer LP	6.500%	2/1/42	275	286
Energy Transfer LP	4.950%	1/15/43	175	150
Energy Transfer LP	5.300%	4/1/44	300	268
Energy Transfer LP	5.000%	5/15/44	100	86
Energy Transfer LP	5.150%	3/15/45	175	154
Energy Transfer LP	5.350%	5/15/45	100	90
Energy Transfer LP	6.125%	12/15/45	200	197
Energy Transfer LP	5.300%	4/15/47	200	176
Energy Transfer LP	5.400%	10/1/47	275	245
Energy Transfer LP	6.250%	4/15/49	320	316
Energy Transfer LP	5.000%	5/15/50	500	418
Energy Transfer LP	5.950%	5/15/54	540	513
Energy Transfer LP	6.050%	9/1/54	191	184
Energy Transfer LP	6.200%	4/1/55	150	148
Enterprise Products Operating LLC	4.600%	1/11/27	445	448
Enterprise Products Operating LLC	3.950%	2/15/27	100	100
Enterprise Products Operating LLC	4.300%	6/20/28	175	176
Enterprise Products Operating LLC	3.125%	7/31/29	200	191
Enterprise Products Operating LLC	2.800%	1/31/30	300	281
Enterprise Products Operating LLC	4.600%	1/15/31	300	302
Enterprise Products Operating LLC	6.875%	3/1/33	175	197
Enterprise Products Operating LLC	4.850%	1/31/34	75	75
Enterprise Products Operating LLC	4.950%	2/15/35	150	149
Enterprise Products Operating LLC	5.200%	1/15/36	225	227
Enterprise Products Operating LLC	7.550%	4/15/38	150	178

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	6.125%	10/15/39	300	320
	Enterprise Products Operating LLC	5.950%	2/1/41	175	182
	Enterprise Products Operating LLC	4.450%	2/15/43	300	260
	Enterprise Products Operating LLC	4.850%	3/15/44	335	302
	Enterprise Products Operating LLC	5.100%	2/15/45	100	93
	Enterprise Products Operating LLC	4.900%	5/15/46	425	382
	Enterprise Products Operating LLC	4.250%	2/15/48	100	81
	Enterprise Products Operating LLC	4.800%	2/1/49	100	87
	Enterprise Products Operating LLC	4.200%	1/31/50	350	278
	Enterprise Products Operating LLC	3.200%	2/15/52	300	196
	Enterprise Products Operating LLC	3.300%	2/15/53	200	132
	Enterprise Products Operating LLC	5.550%	2/16/55	250	241
	Enterprise Products Operating LLC	3.950%	1/31/60	200	146
	Enterprise Products Operating LLC	5.250%	8/16/77	100	99
	Enterprise Products Operating LLC	5.375%	2/15/78	200	197
[4]	EOG Resources Inc.	4.400%	7/15/28	100	101
	EOG Resources Inc.	4.375%	4/15/30	200	200
[4]	EOG Resources Inc.	5.000%	7/15/32	200	202
[4]	EOG Resources Inc.	5.350%	1/15/36	275	279
	EOG Resources Inc.	4.950%	4/15/50	200	178
	EOG Resources Inc.	5.650%	12/1/54	125	122
[4]	EOG Resources Inc.	5.950%	7/15/55	100	102
	EQT Corp.	3.900%	10/1/27	150	148
	EQT Corp.	5.700%	4/1/28	200	206
	EQT Corp.	5.000%	1/15/29	200	202
	EQT Corp.	7.000%	2/1/30	200	217
	Equinor ASA	7.250%	9/23/27	250	267
	Equinor ASA	3.625%	9/10/28	175	173
	Equinor ASA	2.375%	5/22/30	400	367
	Equinor ASA	5.100%	8/17/40	125	123
	Equinor ASA	4.250%	11/23/41	175	154
	Equinor ASA	3.950%	5/15/43	125	105
	Equinor ASA	4.800%	11/8/43	175	162
	Equinor ASA	3.250%	11/18/49	225	157
	Equinor ASA	3.700%	4/6/50	405	306
	Expand Energy Corp.	5.375%	3/15/30	300	301
	Expand Energy Corp.	4.750%	2/1/32	200	194
	Expand Energy Corp.	5.700%	1/15/35	75	76
	Exxon Mobil Corp.	2.275%	8/16/26	600	588
	Exxon Mobil Corp.	2.440%	8/16/29	250	236
	Exxon Mobil Corp.	2.610%	10/15/30	650	602
	Exxon Mobil Corp.	2.995%	8/16/39	100	78
	Exxon Mobil Corp.	4.227%	3/19/40	400	358
	Exxon Mobil Corp.	3.567%	3/6/45	235	181
	Exxon Mobil Corp.	4.114%	3/1/46	200	164
	Exxon Mobil Corp.	4.327%	3/19/50	805	668
	Exxon Mobil Corp.	3.452%	4/15/51	500	354
	Halliburton Co.	2.920%	3/1/30	200	186
	Halliburton Co.	6.700%	9/15/38	345	379
	Halliburton Co.	7.450%	9/15/39	500	585
	Halliburton Co.	4.500%	11/15/41	100	86
	Halliburton Co.	5.000%	11/15/45	500	443
[6]	Helmerich & Payne Inc.	4.650%	12/1/27	250	248
[6]	Helmerich & Payne Inc.	4.850%	12/1/29	200	191
	Helmerich & Payne Inc.	2.900%	9/29/31	100	84
[6]	Helmerich & Payne Inc.	5.500%	12/1/34	50	45
	Hess Corp.	4.300%	4/1/27	250	249
	Hess Corp.	7.300%	8/15/31	180	204
	Hess Corp.	7.125%	3/15/33	100	113
	Hess Corp.	6.000%	1/15/40	75	79
	Hess Corp.	5.600%	2/15/41	350	348
	HF Sinclair Corp.	5.750%	1/15/31	200	205
	HF Sinclair Corp.	6.250%	1/15/35	175	178
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	715	820
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	52
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	265
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	55
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	212
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	200	213
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	48

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kinder Morgan Energy Partners LP	4.700%	11/1/42	150	130
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	67
Kinder Morgan Inc.	1.750%	11/15/26	200	193
Kinder Morgan Inc.	4.300%	3/1/28	200	200
Kinder Morgan Inc.	5.150%	6/1/30	50	51
Kinder Morgan Inc.	7.800%	8/1/31	140	161
Kinder Morgan Inc.	7.750%	1/15/32	265	306
Kinder Morgan Inc.	5.300%	12/1/34	175	175
Kinder Morgan Inc.	5.850%	6/1/35	175	181
Kinder Morgan Inc.	5.550%	6/1/45	200	189
Kinder Morgan Inc.	5.050%	2/15/46	175	155
Kinder Morgan Inc.	3.600%	2/15/51	200	138
Kinder Morgan Inc.	5.450%	8/1/52	130	120
Kinder Morgan Inc.	5.950%	8/1/54	130	128
Marathon Petroleum Corp.	5.125%	12/15/26	200	202
Marathon Petroleum Corp.	5.150%	3/1/30	120	122
Marathon Petroleum Corp.	5.700%	3/1/35	295	299
Marathon Petroleum Corp.	6.500%	3/1/41	300	313
Marathon Petroleum Corp.	4.500%	4/1/48	260	201
MPLX LP	4.250%	12/1/27	275	274
MPLX LP	4.000%	3/15/28	400	396
MPLX LP	4.950%	9/1/32	149	148
MPLX LP	5.000%	3/1/33	200	197
MPLX LP	5.500%	6/1/34	250	251
MPLX LP	5.400%	4/1/35	112	111
MPLX LP	4.500%	4/15/38	400	354
MPLX LP	4.700%	4/15/48	400	324
MPLX LP	4.950%	3/14/52	260	215
MPLX LP	5.650%	3/1/53	200	184
MPLX LP	5.950%	4/1/55	111	106
NOV Inc.	3.600%	12/1/29	200	192
NOV Inc.	3.950%	12/1/42	125	94
Occidental Petroleum Corp.	8.500%	7/15/27	86	91
Occidental Petroleum Corp.	6.375%	9/1/28	97	101
Occidental Petroleum Corp.	5.200%	8/1/29	205	206
Occidental Petroleum Corp.	8.875%	7/15/30	176	202
Occidental Petroleum Corp.	6.625%	9/1/30	155	164
Occidental Petroleum Corp.	6.125%	1/1/31	196	203
Occidental Petroleum Corp.	7.500%	5/1/31	153	168
Occidental Petroleum Corp.	7.875%	9/15/31	85	95
Occidental Petroleum Corp.	5.375%	1/1/32	280	278
Occidental Petroleum Corp.	5.550%	10/1/34	210	206
Occidental Petroleum Corp.	6.450%	9/15/36	301	308
Occidental Petroleum Corp.	7.950%	6/15/39	43	48
Occidental Petroleum Corp.	6.200%	3/15/40	128	125
Occidental Petroleum Corp.	6.600%	3/15/46	196	193
Occidental Petroleum Corp.	4.400%	4/15/46	75	55
Occidental Petroleum Corp.	4.200%	3/15/48	55	38
Occidental Petroleum Corp.	6.050%	10/1/54	175	160
ONEOK Inc.	4.850%	7/15/26	85	85
ONEOK Inc.	5.550%	11/1/26	52	53
ONEOK Inc.	4.250%	9/24/27	400	399
ONEOK Inc.	4.550%	7/15/28	200	201
ONEOK Inc.	5.650%	11/1/28	100	104
ONEOK Inc.	4.350%	3/15/29	100	99
ONEOK Inc.	5.375%	6/1/29	90	92
ONEOK Inc.	3.400%	9/1/29	245	234
ONEOK Inc.	3.100%	3/15/30	200	187
ONEOK Inc.	3.250%	6/1/30	200	187
ONEOK Inc.	4.750%	10/15/31	125	124
ONEOK Inc.	6.050%	9/1/33	350	368
ONEOK Inc.	5.650%	9/1/34	385	390
ONEOK Inc.	5.050%	11/1/34	325	316
ONEOK Inc.	5.150%	10/15/43	125	111
ONEOK Inc.	5.600%	4/1/44	60	55
ONEOK Inc.	5.050%	4/1/45	80	68
ONEOK Inc.	4.250%	9/15/46	200	152
ONEOK Inc.	4.950%	7/13/47	110	92
ONEOK Inc.	4.200%	10/3/47	150	113
ONEOK Inc.	5.200%	7/15/48	40	35

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	4.850%	2/1/49	100	81
	ONEOK Inc.	4.450%	9/1/49	150	115
	ONEOK Inc.	4.500%	3/15/50	100	77
	ONEOK Inc.	7.150%	1/15/51	120	129
	ONEOK Inc.	6.625%	9/1/53	250	260
	ONEOK Inc.	5.700%	11/1/54	285	263
	ONEOK Inc.	5.850%	11/1/64	140	130
	ONEOK Partners LP	6.650%	10/1/36	260	279
	ONEOK Partners LP	6.125%	2/1/41	150	150
	Ovintiv Inc.	5.650%	5/15/28	100	103
	Ovintiv Inc.	7.375%	11/1/31	50	55
	Ovintiv Inc.	6.250%	7/15/33	100	103
	Ovintiv Inc.	6.500%	8/15/34	150	156
	Ovintiv Inc.	6.625%	8/15/37	100	102
	Ovintiv Inc.	6.500%	2/1/38	100	101
	Ovintiv Inc.	7.100%	7/15/53	75	78
	Patterson-UTI Energy Inc.	5.150%	11/15/29	50	49
	Patterson-UTI Energy Inc.	7.150%	10/1/33	100	102
	Phillips 66	3.900%	3/15/28	150	148
	Phillips 66	2.150%	12/15/30	100	88
	Phillips 66	4.650%	11/15/34	300	286
	Phillips 66	5.875%	5/1/42	245	244
	Phillips 66	4.875%	11/15/44	440	382
	Phillips 66 Co.	4.950%	12/1/27	200	203
	Phillips 66 Co.	3.150%	12/15/29	100	95
	Phillips 66 Co.	5.250%	6/15/31	200	206
	Phillips 66 Co.	4.950%	3/15/35	105	102
	Phillips 66 Co.	4.680%	2/15/45	245	206
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	266
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	178
	Plains All American Pipeline LP	5.950%	6/15/35	175	180
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	100
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	263
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	191
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/34	85	87
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	108
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	110	98
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	166
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	50	43
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	750	754
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	298
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	550	549
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	150	157
	Shell Finance US Inc.	2.375%	11/7/29	582	541
	Shell Finance US Inc.	2.750%	4/6/30	50	47
	Shell Finance US Inc.	4.125%	5/11/35	300	283
	Shell Finance US Inc.	4.550%	8/12/43	300	265
	Shell Finance US Inc.	4.375%	5/11/45	430	364
	Shell Finance US Inc.	4.000%	5/10/46	640	510
	Shell International Finance BV	2.500%	9/12/26	600	590
	Shell International Finance BV	3.875%	11/13/28	68	68
	Shell International Finance BV	6.375%	12/15/38	475	528
	Shell International Finance BV	5.500%	3/25/40	175	178
	Shell International Finance BV	2.875%	11/26/41	200	144
	Shell International Finance BV	3.125%	11/7/49	300	201
	Shell International Finance BV	3.000%	11/26/51	200	129
[6]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	100	101
[6]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	150	150
[6]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	215	213
[6]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	125	119
	Spectra Energy Partners LP	3.375%	10/15/26	205	202
	Spectra Energy Partners LP	4.500%	3/15/45	325	267
	Suncor Energy Inc.	5.950%	12/1/34	125	130
	Suncor Energy Inc.	6.800%	5/15/38	273	295
	Suncor Energy Inc.	4.000%	11/15/47	100	74
	Suncor Energy Inc.	3.750%	3/4/51	200	140
	Targa Resources Corp.	6.150%	3/1/29	175	184
	Targa Resources Corp.	4.900%	9/15/30	125	126
	Targa Resources Corp.	4.200%	2/1/33	200	187
	Targa Resources Corp.	6.125%	3/15/33	284	300

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Targa Resources Corp.	5.500%	2/15/35	175	176
Targa Resources Corp.	5.550%	8/15/35	171	172
Targa Resources Corp.	5.650%	2/15/36	100	101
Targa Resources Corp.	4.950%	4/15/52	75	63
Targa Resources Corp.	6.250%	7/1/52	90	89
Targa Resources Corp.	6.500%	2/15/53	200	205
Targa Resources Corp.	6.125%	5/15/55	171	167
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	100
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	100
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	102
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	203
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	198
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	186
TC PipeLines LP	3.900%	5/25/27	50	49
TotalEnergies Capital International SA	2.829%	1/10/30	490	464
TotalEnergies Capital International SA	2.986%	6/29/41	140	103
TotalEnergies Capital International SA	3.461%	7/12/49	150	106
TotalEnergies Capital International SA	3.127%	5/29/50	440	291
TotalEnergies Capital International SA	3.386%	6/29/60	130	85
TotalEnergies Capital SA	5.150%	4/5/34	225	230
TotalEnergies Capital SA	4.724%	9/10/34	125	124
TotalEnergies Capital SA	5.488%	4/5/54	300	289
TotalEnergies Capital SA	5.275%	9/10/54	250	234
TotalEnergies Capital SA	5.638%	4/5/64	225	218
TotalEnergies Capital SA	5.425%	9/10/64	225	210
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	249
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	392
TransCanada PipeLines Ltd.	4.625%	3/1/34	735	705
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	153
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	309
TransCanada PipeLines Ltd.	6.200%	10/15/37	175	183
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	208
TransCanada PipeLines Ltd.	7.000%	6/1/65	300	301
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	99
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	189
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	84
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	100	76
Valero Energy Corp.	4.350%	6/1/28	137	137
Valero Energy Corp.	5.150%	2/15/30	40	41
Valero Energy Corp.	7.500%	4/15/32	400	458
Valero Energy Corp.	6.625%	6/15/37	300	323
Valero Energy Corp.	3.650%	12/1/51	100	67
Valero Energy Partners LP	4.500%	3/15/28	75	75
Western Midstream Operating LP	4.750%	8/15/28	54	54
Western Midstream Operating LP	6.350%	1/15/29	100	105
Western Midstream Operating LP	4.050%	2/1/30	227	218
Western Midstream Operating LP	5.450%	4/1/44	105	91
Western Midstream Operating LP	5.300%	3/1/48	200	167
Western Midstream Operating LP	5.250%	2/1/50	300	253
Williams Cos. Inc.	3.750%	6/15/27	300	297
Williams Cos. Inc.	5.300%	8/15/28	138	142
Williams Cos. Inc.	4.900%	3/15/29	200	203
Williams Cos. Inc.	4.800%	11/15/29	100	101
Williams Cos. Inc.	4.625%	6/30/30	125	125
Williams Cos. Inc.	3.500%	11/15/30	200	189
Williams Cos. Inc.	2.600%	3/15/31	200	179
Williams Cos. Inc.	4.650%	8/15/32	200	196
Williams Cos. Inc.	5.650%	3/15/33	200	208
Williams Cos. Inc.	5.150%	3/15/34	225	225
Williams Cos. Inc.	5.600%	3/15/35	200	206
Williams Cos. Inc.	5.300%	9/30/35	200	200
Williams Cos. Inc.	6.300%	4/15/40	100	106
Williams Cos. Inc.	5.800%	11/15/43	100	99
Williams Cos. Inc.	5.400%	3/4/44	315	296
Williams Cos. Inc.	5.750%	6/24/44	100	98
Williams Cos. Inc.	5.100%	9/15/45	200	181
Williams Cos. Inc.	4.850%	3/1/48	150	130
Williams Cos. Inc.	3.500%	10/15/51	100	69
Williams Cos. Inc.	5.300%	8/15/52	130	119
Williams Cos. Inc.	5.800%	11/15/54	175	171

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Williams Cos. Inc.	6.000%	3/15/55	100	100
Woodside Finance Ltd.	4.900%	5/19/28	240	241
Woodside Finance Ltd.	5.400%	5/19/30	263	267
Woodside Finance Ltd.	5.700%	5/19/32	225	229
Woodside Finance Ltd.	5.100%	9/12/34	215	207
Woodside Finance Ltd.	6.000%	5/19/35	210	214
Woodside Finance Ltd.	5.700%	9/12/54	130	117
				90,803
Financials (7.6%)
ACE Capital Trust II	9.700%	4/1/30	50	60
Aegon Ltd.	5.500%	4/11/48	200	201
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	600	585
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	200	204
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	296
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	502
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	295
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/28	225	227
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	200	207
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	715
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/29	325	325
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	200	213
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	500	453
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	441
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.300%	1/19/34	250	252
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/34	300	294
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	240
Affiliated Managers Group Inc.	3.300%	6/15/30	300	281
Aflac Inc.	2.875%	10/15/26	75	74
Aflac Inc.	4.750%	1/15/49	235	204
Air Lease Corp.	2.200%	1/15/27	200	194
Air Lease Corp.	3.625%	4/1/27	75	74
Air Lease Corp.	3.625%	12/1/27	200	197
Air Lease Corp.	2.100%	9/1/28	500	466
Air Lease Corp.	3.250%	10/1/29	100	95
Air Lease Corp.	3.000%	2/1/30	225	211
Air Lease Corp.	3.125%	12/1/30	750	693
Alleghany Corp.	3.625%	5/15/30	100	97
Alleghany Corp.	4.900%	9/15/44	100	91
Alleghany Corp.	3.250%	8/15/51	250	168
Allstate Corp.	5.050%	6/24/29	100	103
Allstate Corp.	1.450%	12/15/30	100	85
Allstate Corp.	5.250%	3/30/33	200	205
Allstate Corp.	5.550%	5/9/35	100	104
Allstate Corp.	4.500%	6/15/43	625	543
Allstate Corp.	4.200%	12/15/46	440	359
Allstate Corp.	3.850%	8/10/49	100	76
Allstate Corp.	6.500%	5/15/67	100	103
Ally Financial Inc.	2.200%	11/2/28	450	415
Ally Financial Inc.	5.737%	5/15/29	50	51
Ally Financial Inc.	6.992%	6/13/29	200	210
Ally Financial Inc.	8.000%	11/1/31	400	455
American Express Co.	1.650%	11/4/26	525	508
American Express Co.	2.550%	3/4/27	200	195
American Express Co.	3.300%	5/3/27	350	345
American Express Co.	5.389%	7/28/27	200	202
American Express Co.	5.098%	2/16/28	2,000	2,023
American Express Co.	5.043%	7/26/28	250	254
American Express Co.	4.731%	4/25/29	225	227
American Express Co.	5.282%	7/27/29	200	206
American Express Co.	5.085%	1/30/31	150	153
American Express Co.	5.016%	4/25/31	275	281
American Express Co.	6.489%	10/30/31	200	218
American Express Co.	4.989%	5/26/33	150	150
American Express Co.	5.043%	5/1/34	192	194
American Express Co.	5.915%	4/25/35	90	94
American Express Co.	5.284%	7/26/35	250	253
American Express Co.	5.442%	1/30/36	170	173
American Express Co.	5.667%	4/25/36	900	932
American Financial Group Inc.	5.250%	4/2/30	114	118

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Financial Group Inc.	4.500%	6/15/47	110	89
	American International Group Inc.	3.400%	6/30/30	120	114
	American International Group Inc.	3.875%	1/15/35	100	91
	American International Group Inc.	4.500%	7/16/44	100	87
	American International Group Inc.	4.750%	4/1/48	200	177
	American National Group Inc.	5.750%	10/1/29	100	102
	American National Group Inc.	6.000%	7/15/35	200	201
	Ameriprise Financial Inc.	2.875%	9/15/26	100	99
	Ameriprise Financial Inc.	5.150%	5/15/33	200	205
	Ameriprise Financial Inc.	5.200%	4/15/35	200	201
	Aon Corp.	8.205%	1/1/27	25	26
	Aon Corp.	4.500%	12/15/28	100	101
	Aon Corp.	3.750%	5/2/29	90	88
	Aon Corp.	2.800%	5/15/30	405	375
	Aon Corp.	6.250%	9/30/40	100	106
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	225	232
	Aon Global Ltd.	4.600%	6/14/44	175	152
	Aon Global Ltd.	4.750%	5/15/45	100	87
	Aon North America Inc.	5.125%	3/1/27	100	101
	Aon North America Inc.	5.300%	3/1/31	200	207
	Aon North America Inc.	5.450%	3/1/34	500	514
	Aon North America Inc.	5.750%	3/1/54	675	665
	Apollo Debt Solutions BDC	6.900%	4/13/29	250	261
	Apollo Debt Solutions BDC	6.700%	7/29/31	175	182
[6]	Apollo Debt Solutions BDC	6.550%	3/15/32	100	102
	Apollo Global Management Inc.	6.375%	11/15/33	75	82
	Apollo Global Management Inc.	5.800%	5/21/54	100	99
	Apollo Global Management Inc.	6.000%	12/15/54	90	88
	Arch Capital Finance LLC	4.011%	12/15/26	100	100
	Arch Capital Finance LLC	5.031%	12/15/46	100	90
	Arch Capital Group Ltd.	7.350%	5/1/34	50	58
	Arch Capital Group Ltd.	3.635%	6/30/50	200	146
	Arch Capital Group US Inc.	5.144%	11/1/43	50	47
	Ares Capital Corp.	2.150%	7/15/26	500	487
	Ares Capital Corp.	7.000%	1/15/27	80	83
	Ares Capital Corp.	2.875%	6/15/27	224	217
	Ares Capital Corp.	5.875%	3/1/29	175	178
	Ares Capital Corp.	5.950%	7/15/29	200	205
	Ares Capital Corp.	5.500%	9/1/30	225	224
	Ares Capital Corp.	3.200%	11/15/31	150	131
	Ares Capital Corp.	5.800%	3/8/32	100	100
	Ares Management Corp.	5.600%	10/11/54	150	142
	Ares Strategic Income Fund	5.700%	3/15/28	180	181
[6]	Ares Strategic Income Fund	5.450%	9/9/28	100	100
	Ares Strategic Income Fund	6.350%	8/15/29	200	205
	Ares Strategic Income Fund	5.600%	2/15/30	130	130
[6]	Ares Strategic Income Fund	5.800%	9/9/30	150	150
	Ares Strategic Income Fund	6.200%	3/21/32	200	201
	Arthur J Gallagher & Co.	4.600%	12/15/27	35	35
	Arthur J Gallagher & Co.	4.850%	12/15/29	25	25
	Arthur J Gallagher & Co.	5.000%	2/15/32	30	30
	Arthur J Gallagher & Co.	5.500%	3/2/33	200	206
	Arthur J Gallagher & Co.	6.500%	2/15/34	100	110
	Arthur J Gallagher & Co.	5.150%	2/15/35	300	300
	Arthur J Gallagher & Co.	5.750%	3/2/53	200	196
	Arthur J Gallagher & Co.	5.750%	7/15/54	100	98
	Arthur J Gallagher & Co.	5.550%	2/15/55	135	130
	Associated Banc-Corp	6.455%	8/29/30	50	51
	Assurant Inc.	4.900%	3/27/28	100	101
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	100	105
	Athene Holding Ltd.	4.125%	1/12/28	200	198
	Athene Holding Ltd.	6.150%	4/3/30	210	223
	Athene Holding Ltd.	3.500%	1/15/31	500	471
	Athene Holding Ltd.	5.875%	1/15/34	375	388
	Athene Holding Ltd.	3.950%	5/25/51	5	4
	Athene Holding Ltd.	6.250%	4/1/54	300	296
	Athene Holding Ltd.	6.625%	10/15/54	100	98
	Athene Holding Ltd.	6.625%	5/19/55	100	103
	Athene Holding Ltd.	6.875%	6/28/55	150	149
	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	250	251

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	250	254
Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	350	356
AXA SA	8.600%	12/15/30	112	133
AXIS Specialty Finance LLC	4.900%	1/15/40	50	48
AXIS Specialty Finance plc	4.000%	12/6/27	550	544
Bain Capital Specialty Finance Inc.	5.950%	3/15/30	100	99
Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	200	227
Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	200	208
Banco Santander SA	5.179%	11/19/25	250	250
Banco Santander SA	4.250%	4/11/27	600	598
Banco Santander SA	5.294%	8/18/27	200	203
Banco Santander SA	6.527%	11/7/27	800	822
Banco Santander SA	3.800%	2/23/28	200	196
Banco Santander SA	5.552%	3/14/28	200	203
Banco Santander SA	4.379%	4/12/28	200	199
Banco Santander SA	5.365%	7/15/28	200	204
Banco Santander SA	6.607%	11/7/28	200	213
Banco Santander SA	5.538%	3/14/30	200	206
Banco Santander SA	2.958%	3/25/31	600	548
Banco Santander SA	5.439%	7/15/31	200	208
Banco Santander SA	6.921%	8/8/33	400	433
Banco Santander SA	6.938%	11/7/33	200	226
Banco Santander SA	6.350%	3/14/34	400	419
Banco Santander SA	6.033%	1/17/35	200	211
Bank of America Corp.	4.250%	10/22/26	725	724
Bank of America Corp.	1.734%	7/22/27	500	486
Bank of America Corp.	3.248%	10/21/27	750	736
Bank of America Corp.	4.183%	11/25/27	560	558
Bank of America Corp.	3.824%	1/20/28	1,248	1,237
Bank of America Corp.	2.551%	2/4/28	675	656
Bank of America Corp.	3.705%	4/24/28	350	346
Bank of America Corp.	3.593%	7/21/28	800	788
Bank of America Corp.	6.204%	11/10/28	350	364
Bank of America Corp.	3.419%	12/20/28	1,334	1,304
Bank of America Corp.	3.970%	3/5/29	225	222
Bank of America Corp.	5.202%	4/25/29	450	460
Bank of America Corp.	2.087%	6/14/29	1,500	1,406
Bank of America Corp.	4.271%	7/23/29	575	573
Bank of America Corp.	3.974%	2/7/30	150	148
Bank of America Corp.	2.884%	10/22/30	300	281
Bank of America Corp.	5.162%	1/24/31	1,932	1,980
Bank of America Corp.	2.496%	2/13/31	750	685
Bank of America Corp.	2.592%	4/29/31	2,000	1,829
Bank of America Corp.	2.687%	4/22/32	500	449
Bank of America Corp.	2.572%	10/20/32	1,500	1,320
Bank of America Corp.	2.972%	2/4/33	925	828
Bank of America Corp.	5.015%	7/22/33	500	506
Bank of America Corp.	5.288%	4/25/34	1,450	1,480
Bank of America Corp.	5.872%	9/15/34	300	317
Bank of America Corp.	5.468%	1/23/35	700	719
Bank of America Corp.	5.425%	8/15/35	180	180
Bank of America Corp.	5.518%	10/25/35	425	424
Bank of America Corp.	5.511%	1/24/36	300	309
Bank of America Corp.	5.464%	5/9/36	250	257
Bank of America Corp.	2.482%	9/21/36	400	339
Bank of America Corp.	6.110%	1/29/37	335	354
Bank of America Corp.	3.846%	3/8/37	570	521
Bank of America Corp.	4.244%	4/24/38	300	273
Bank of America Corp.	7.750%	5/14/38	240	287
Bank of America Corp.	4.078%	4/23/40	550	478
Bank of America Corp.	2.676%	6/19/41	1,000	713
Bank of America Corp.	5.875%	2/7/42	300	313
Bank of America Corp.	3.311%	4/22/42	400	307
Bank of America Corp.	5.000%	1/21/44	615	581
Bank of America Corp.	4.875%	4/1/44	300	278
Bank of America Corp.	4.750%	4/21/45	100	89
Bank of America Corp.	4.443%	1/20/48	100	85
Bank of America Corp.	4.330%	3/15/50	250	208
Bank of America Corp.	4.083%	3/20/51	1,500	1,192
Bank of America Corp.	2.831%	10/24/51	500	313

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	3.483%	3/13/52	500	356
	Bank of America Corp.	2.972%	7/21/52	400	258
	Bank of America NA	5.526%	8/18/26	275	279
	Bank of America NA	6.000%	10/15/36	250	264
	Bank of Montreal	2.650%	3/8/27	200	195
	Bank of Montreal	4.567%	9/10/27	180	180
	Bank of Montreal	5.203%	2/1/28	200	205
	Bank of Montreal	5.717%	9/25/28	200	208
	Bank of Montreal	5.511%	6/4/31	300	314
	Bank of Montreal	3.803%	12/15/32	500	487
	Bank of New York Mellon Corp.	2.450%	8/17/26	408	400
	Bank of New York Mellon Corp.	2.050%	1/26/27	120	116
	Bank of New York Mellon Corp.	3.250%	5/16/27	150	148
	Bank of New York Mellon Corp.	3.442%	2/7/28	150	148
	Bank of New York Mellon Corp.	4.441%	6/9/28	100	101
	Bank of New York Mellon Corp.	4.890%	7/21/28	200	203
	Bank of New York Mellon Corp.	5.802%	10/25/28	200	207
	Bank of New York Mellon Corp.	4.543%	2/1/29	200	202
	Bank of New York Mellon Corp.	4.729%	4/20/29	250	253
	Bank of New York Mellon Corp.	3.300%	8/23/29	100	96
	Bank of New York Mellon Corp.	6.317%	10/25/29	200	212
	Bank of New York Mellon Corp.	4.975%	3/14/30	200	205
	Bank of New York Mellon Corp.	4.942%	2/11/31	600	612
	Bank of New York Mellon Corp.	2.500%	1/26/32	80	71
	Bank of New York Mellon Corp.	5.060%	7/22/32	140	143
	Bank of New York Mellon Corp.	5.834%	10/25/33	200	212
	Bank of New York Mellon Corp.	4.706%	2/1/34	200	198
	Bank of New York Mellon Corp.	4.967%	4/26/34	1,200	1,204
	Bank of New York Mellon Corp.	5.188%	3/14/35	200	203
	Bank of New York Mellon Corp.	5.316%	6/6/36	100	102
	Bank of Nova Scotia	2.700%	8/3/26	100	98
	Bank of Nova Scotia	1.300%	9/15/26	500	483
	Bank of Nova Scotia	1.950%	2/2/27	200	194
	Bank of Nova Scotia	5.400%	6/4/27	120	123
	Bank of Nova Scotia	5.250%	6/12/28	200	206
	Bank of Nova Scotia	5.450%	8/1/29	125	130
	Bank of Nova Scotia	5.130%	2/14/31	202	206
	Bank of Nova Scotia	2.450%	2/2/32	200	174
	Bank of Nova Scotia	4.740%	11/10/32	200	200
	Bank of Nova Scotia	5.650%	2/1/34	200	210
	Bank of Nova Scotia	4.588%	5/4/37	200	189
	Barclays plc	7.325%	11/2/26	375	378
	Barclays plc	4.337%	1/10/28	200	199
	Barclays plc	5.674%	3/12/28	225	229
	Barclays plc	4.836%	5/9/28	400	401
	Barclays plc	5.501%	8/9/28	325	331
	Barclays plc	4.837%	9/10/28	80	81
	Barclays plc	7.385%	11/2/28	375	398
	Barclays plc	5.086%	2/25/29	200	203
	Barclays plc	4.972%	5/16/29	500	505
	Barclays plc	6.490%	9/13/29	326	344
	Barclays plc	5.690%	3/12/30	225	233
	Barclays plc	5.088%	6/20/30	345	346
	Barclays plc	4.942%	9/10/30	119	120
	Barclays plc	5.367%	2/25/31	200	204
	Barclays plc	2.645%	6/24/31	400	361
	Barclays plc	5.746%	8/9/33	325	337
	Barclays plc	7.437%	11/2/33	1,125	1,276
	Barclays plc	7.119%	6/27/34	270	295
	Barclays plc	5.335%	9/10/35	350	348
	Barclays plc	3.564%	9/23/35	250	230
	Barclays plc	5.785%	2/25/36	675	690
	Barclays plc	5.250%	8/17/45	250	240
	Barclays plc	4.950%	1/10/47	200	182
	Barclays plc	6.036%	3/12/55	400	410
[6]	Barings Private Credit Corp.	6.150%	6/11/30	275	272
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	151
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	750	630
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	152
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	425	274

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	413
[6]	BGC Group Inc.	6.150%	4/2/30	100	101
	BlackRock Funding Inc.	4.700%	3/14/29	200	204
	BlackRock Funding Inc.	5.000%	3/14/34	200	204
	BlackRock Funding Inc.	4.900%	1/8/35	150	152
	BlackRock Funding Inc.	5.250%	3/14/54	275	264
	BlackRock Funding Inc.	5.350%	1/8/55	150	146
	Blackrock Inc.	3.200%	3/15/27	100	99
	Blackrock Inc.	3.250%	4/30/29	90	87
	Blackrock Inc.	2.400%	4/30/30	380	350
	Blackrock Inc.	2.100%	2/25/32	600	518
	Blackrock Inc.	4.750%	5/25/33	200	202
	Blackstone Private Credit Fund	2.625%	12/15/26	300	290
	Blackstone Private Credit Fund	3.250%	3/15/27	200	194
	Blackstone Private Credit Fund	4.950%	9/26/27	70	70
	Blackstone Private Credit Fund	6.250%	1/25/31	90	93
	Blackstone Private Credit Fund	6.000%	11/22/34	300	294
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	100	100
	Blackstone Secured Lending Fund	2.750%	9/16/26	300	292
	Blackstone Secured Lending Fund	5.875%	11/15/27	150	153
	Blackstone Secured Lending Fund	5.350%	4/13/28	450	453
	Blue Owl Capital Corp.	3.400%	7/15/26	244	240
	Blue Owl Capital Corp.	2.625%	1/15/27	200	193
	Blue Owl Capital Corp.	2.875%	6/11/28	125	116
	Blue Owl Capital Corp.	5.950%	3/15/29	200	201
	Blue Owl Capital Corp.	6.200%	7/15/30	100	101
	Blue Owl Credit Income Corp.	4.700%	2/8/27	150	149
	Blue Owl Credit Income Corp.	7.750%	9/16/27	850	891
	Blue Owl Credit Income Corp.	7.950%	6/13/28	200	214
	Blue Owl Credit Income Corp.	6.600%	9/15/29	200	206
	Blue Owl Finance LLC	6.250%	4/18/34	350	360
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	200	192
[6]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	50	50
[6]	BNP Paribas SA	3.052%	1/13/31	50	46
	BPCE SA	3.375%	12/2/26	250	247
	Brighthouse Financial Inc.	4.700%	6/22/47	173	132
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	70
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	178
	Brookfield Asset Management Ltd.	5.795%	4/24/35	125	128
	Brookfield Capital Finance LLC	6.087%	6/14/33	100	106
	Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/32	120	102
	Brookfield Finance Inc.	3.900%	1/25/28	125	124
	Brookfield Finance Inc.	4.850%	3/29/29	150	151
	Brookfield Finance Inc.	4.350%	4/15/30	205	202
	Brookfield Finance Inc.	4.700%	9/20/47	185	158
	Brookfield Finance Inc.	3.500%	3/30/51	150	102
	Brookfield Finance Inc.	5.968%	3/4/54	240	240
	Brookfield Finance Inc.	5.813%	3/3/55	100	98
	Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/50	125	85
	Brown & Brown Inc.	4.600%	12/23/26	125	126
	Brown & Brown Inc.	4.700%	6/23/28	50	50
	Brown & Brown Inc.	4.500%	3/15/29	75	75
	Brown & Brown Inc.	4.900%	6/23/30	50	50
	Brown & Brown Inc.	2.375%	3/15/31	500	440
	Brown & Brown Inc.	5.250%	6/23/32	50	51
	Brown & Brown Inc.	5.650%	6/11/34	175	180
	Brown & Brown Inc.	5.550%	6/23/35	50	51
	Brown & Brown Inc.	6.250%	6/23/55	175	180
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	197
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	115	117
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	1,336	1,350
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	186
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	200	214
	Capital One Financial Corp.	3.750%	7/28/26	500	495
	Capital One Financial Corp.	4.100%	2/9/27	250	249
	Capital One Financial Corp.	3.750%	3/9/27	100	99
	Capital One Financial Corp.	3.650%	5/11/27	800	791
	Capital One Financial Corp.	7.149%	10/29/27	200	207
	Capital One Financial Corp.	3.800%	1/31/28	300	296
	Capital One Financial Corp.	5.468%	2/1/29	200	205

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Capital One Financial Corp.	5.700%	2/1/30	595	615
Capital One Financial Corp.	3.273%	3/1/30	230	220
Capital One Financial Corp.	7.624%	10/30/31	200	226
Capital One Financial Corp.	2.618%	11/2/32	250	218
Capital One Financial Corp.	6.700%	11/29/32	250	273
Capital One Financial Corp.	5.817%	2/1/34	732	755
Capital One Financial Corp.	6.377%	6/8/34	300	319
Capital One Financial Corp.	6.051%	2/1/35	205	214
Capital One Financial Corp.	6.183%	1/30/36	305	310
Capital One NA	3.450%	7/27/26	309	306
Capital One NA	4.650%	9/13/28	250	251
Capital One NA	2.700%	2/6/30	100	92
Carlyle Secured Lending Inc.	6.750%	2/18/30	50	51
Charles Schwab Corp.	5.875%	8/24/26	180	183
Charles Schwab Corp.	3.200%	3/2/27	250	246
Charles Schwab Corp.	2.450%	3/3/27	245	238
Charles Schwab Corp.	3.200%	1/25/28	100	98
Charles Schwab Corp.	4.000%	2/1/29	125	124
Charles Schwab Corp.	5.643%	5/19/29	220	228
Charles Schwab Corp.	3.250%	5/22/29	100	97
Charles Schwab Corp.	2.750%	10/1/29	50	47
Charles Schwab Corp.	6.196%	11/17/29	220	233
Charles Schwab Corp.	4.625%	3/22/30	50	51
Charles Schwab Corp.	2.300%	5/13/31	500	445
Charles Schwab Corp.	2.900%	3/3/32	395	355
Charles Schwab Corp.	5.853%	5/19/34	300	318
Charles Schwab Corp.	6.136%	8/24/34	235	254
Chubb Corp.	6.000%	5/11/37	125	136
Chubb Corp.	6.500%	5/15/38	95	107
Chubb INA Holdings LLC	5.000%	3/15/34	125	127
Chubb INA Holdings LLC	6.700%	5/15/36	200	227
Chubb INA Holdings LLC	4.150%	3/13/43	100	85
Chubb INA Holdings LLC	4.350%	11/3/45	350	303
Chubb INA Holdings LLC	2.850%	12/15/51	100	64
Chubb INA Holdings LLC	3.050%	12/15/61	200	124
Cincinnati Financial Corp.	6.920%	5/15/28	100	107
Cincinnati Financial Corp.	6.125%	11/1/34	75	80
Citibank NA	4.929%	8/6/26	350	352
Citibank NA	5.488%	12/4/26	450	457
Citibank NA	4.876%	11/19/27	525	528
Citibank NA	4.838%	8/6/29	350	357
Citibank NA	4.914%	5/29/30	250	255
Citibank NA	5.570%	4/30/34	250	260
Citigroup Inc.	3.200%	10/21/26	1,025	1,011
Citigroup Inc.	4.300%	11/20/26	75	75
Citigroup Inc.	4.450%	9/29/27	1,230	1,231
Citigroup Inc.	3.887%	1/10/28	475	471
Citigroup Inc.	3.070%	2/24/28	1,000	978
Citigroup Inc.	4.643%	5/7/28	175	176
Citigroup Inc.	4.658%	5/24/28	350	351
Citigroup Inc.	3.668%	7/24/28	900	886
Citigroup Inc.	4.125%	7/25/28	100	99
Citigroup Inc.	3.520%	10/27/28	580	568
Citigroup Inc.	5.174%	2/13/30	450	459
Citigroup Inc.	3.980%	3/20/30	475	465
Citigroup Inc.	4.542%	9/19/30	350	348
Citigroup Inc.	2.976%	11/5/30	300	281
Citigroup Inc.	2.666%	1/29/31	500	458
Citigroup Inc.	4.412%	3/31/31	750	742
Citigroup Inc.	4.952%	5/7/31	175	177
Citigroup Inc.	2.572%	6/3/31	500	453
Citigroup Inc.	6.625%	6/15/32	100	109
Citigroup Inc.	2.520%	11/3/32	475	415
Citigroup Inc.	3.057%	1/25/33	230	206
Citigroup Inc.	3.785%	3/17/33	600	560
Citigroup Inc.	4.910%	5/24/33	220	219
Citigroup Inc.	6.270%	11/17/33	500	539
Citigroup Inc.	6.174%	5/25/34	350	365
Citigroup Inc.	5.827%	2/13/35	1,050	1,070
Citigroup Inc.	6.125%	8/25/36	75	78

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Citigroup Inc.	3.878%	1/24/39	225	194
Citigroup Inc.	8.125%	7/15/39	562	707
Citigroup Inc.	5.411%	9/19/39	350	340
Citigroup Inc.	5.316%	3/26/41	1,000	976
Citigroup Inc.	5.875%	1/30/42	100	103
Citigroup Inc.	5.300%	5/6/44	375	351
Citigroup Inc.	4.650%	7/30/45	200	176
Citigroup Inc.	4.750%	5/18/46	375	321
Citigroup Inc.	4.650%	7/23/48	450	388
Citigroup Inc.	5.612%	3/4/56	175	172
Citizens Financial Group Inc.	2.850%	7/27/26	175	172
Citizens Financial Group Inc.	5.841%	1/23/30	200	207
Citizens Financial Group Inc.	2.500%	2/6/30	200	181
Citizens Financial Group Inc.	5.253%	3/5/31	120	122
Citizens Financial Group Inc.	2.638%	9/30/32	125	105
Citizens Financial Group Inc.	6.645%	4/25/35	129	139
CME Group Inc.	4.400%	3/15/30	200	201
CME Group Inc.	2.650%	3/15/32	500	448
CME Group Inc.	5.300%	9/15/43	200	200
CNA Financial Corp.	3.450%	8/15/27	100	98
CNA Financial Corp.	3.900%	5/1/29	100	98
CNA Financial Corp.	5.125%	2/15/34	170	170
CNO Financial Group Inc.	5.250%	5/30/29	100	101
CNO Financial Group Inc.	6.450%	6/15/34	125	131
Comerica Bank	5.332%	8/25/33	250	243
Comerica Inc.	4.000%	2/1/29	90	88
Comerica Inc.	5.982%	1/30/30	200	205
Commonwealth Bank of Australia	4.577%	11/27/26	200	201
Commonwealth Bank of Australia	4.423%	3/14/28	250	252
Cooperatieve Rabobank UA	3.750%	7/21/26	475	471
Cooperatieve Rabobank UA	5.500%	10/5/26	250	254
Cooperatieve Rabobank UA	4.883%	1/21/28	250	255
Cooperatieve Rabobank UA	4.800%	1/9/29	250	255
Cooperatieve Rabobank UA	4.494%	10/17/29	250	253
Cooperatieve Rabobank UA	5.250%	5/24/41	100	98
Cooperatieve Rabobank UA	5.750%	12/1/43	250	252
Cooperatieve Rabobank UA	5.250%	8/4/45	250	236
Corebridge Financial Inc.	3.850%	4/5/29	185	181
Corebridge Financial Inc.	3.900%	4/5/32	500	469
Corebridge Financial Inc.	6.050%	9/15/33	400	421
Corebridge Financial Inc.	5.750%	1/15/34	232	241
Corebridge Financial Inc.	4.350%	4/5/42	100	84
Corebridge Financial Inc.	4.400%	4/5/52	215	172
Corebridge Financial Inc.	6.875%	12/15/52	150	155
Corebridge Financial Inc.	6.375%	9/15/54	150	150
Credit Suisse USA LLC	7.125%	7/15/32	100	114
Deutsche Bank AG	7.146%	7/13/27	500	513
Deutsche Bank AG	2.311%	11/16/27	250	243
Deutsche Bank AG	5.706%	2/8/28	150	153
Deutsche Bank AG	6.720%	1/18/29	325	341
Deutsche Bank AG	6.819%	11/20/29	275	293
Deutsche Bank AG	5.297%	5/9/31	200	203
Deutsche Bank AG	3.729%	1/14/32	250	229
Deutsche Bank AG	3.035%	5/28/32	160	144
Deutsche Bank AG	4.875%	12/1/32	240	237
Deutsche Bank AG	3.742%	1/7/33	215	193
Deutsche Bank AG	7.079%	2/10/34	200	213
Deutsche Bank AG	5.403%	9/11/35	350	348
Eaton Vance Corp.	3.500%	4/6/27	100	99
Enact Holdings Inc.	6.250%	5/28/29	125	130
Enstar Finance LLC	5.500%	1/15/42	102	100
Enstar Group Ltd.	4.950%	6/1/29	242	244
Equifax Inc.	5.100%	6/1/28	400	408
Equifax Inc.	4.800%	9/15/29	100	101
Equifax Inc.	3.100%	5/15/30	120	112
Equifax Inc.	2.350%	9/15/31	200	174
Equitable Holdings Inc.	4.350%	4/20/28	279	278
Equitable Holdings Inc.	5.594%	1/11/33	100	104
Equitable Holdings Inc.	5.000%	4/20/48	238	210
Essent Group Ltd.	6.250%	7/1/29	100	104

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	88
Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	310
F&G Annuities & Life Inc.	6.250%	10/4/34	85	84
FactSet Research Systems Inc.	3.450%	3/1/32	100	91
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	50
Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	100
Fairfax Financial Holdings Ltd.	5.625%	8/16/32	200	206
Fairfax Financial Holdings Ltd.	6.000%	12/7/33	125	130
Fairfax Financial Holdings Ltd.	6.350%	3/22/54	175	178
Fairfax Financial Holdings Ltd.	6.100%	3/15/55	100	99
Fidelity National Financial Inc.	3.400%	6/15/30	100	93
Fidelity National Financial Inc.	2.450%	3/15/31	275	239
Fidelity National Information Services Inc.	1.650%	3/1/28	200	187
Fidelity National Information Services Inc.	3.750%	5/21/29	100	97
Fidelity National Information Services Inc.	2.250%	3/1/31	300	263
Fidelity National Information Services Inc.	3.100%	3/1/41	200	147
Fifth Third Bancorp	2.550%	5/5/27	100	97
Fifth Third Bancorp	1.707%	11/1/27	200	193
Fifth Third Bancorp	3.950%	3/14/28	75	74
Fifth Third Bancorp	6.339%	7/27/29	200	211
Fifth Third Bancorp	4.772%	7/28/30	125	126
Fifth Third Bancorp	5.631%	1/29/32	275	286
Fifth Third Bancorp	8.250%	3/1/38	200	241
Fifth Third Bank NA	2.250%	2/1/27	250	242
First American Financial Corp.	2.400%	8/15/31	200	171
First American Financial Corp.	5.450%	9/30/34	100	98
First Horizon Corp.	5.514%	3/7/31	450	456
First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	78
Fiserv Inc.	3.200%	7/1/26	700	692
Fiserv Inc.	2.250%	6/1/27	300	289
Fiserv Inc.	4.200%	10/1/28	200	199
Fiserv Inc.	3.500%	7/1/29	831	800
Fiserv Inc.	4.750%	3/15/30	250	252
Fiserv Inc.	2.650%	6/1/30	200	183
Fiserv Inc.	5.625%	8/21/33	94	98
Fiserv Inc.	5.450%	3/15/34	182	186
Fiserv Inc.	5.150%	8/12/34	200	200
Fiserv Inc.	4.400%	7/1/49	415	340
Franklin Resources Inc.	2.950%	8/12/51	200	123
GATX Corp.	3.250%	9/15/26	50	49
GATX Corp.	3.850%	3/30/27	175	173
GATX Corp.	3.500%	3/15/28	100	98
GATX Corp.	4.550%	11/7/28	150	150
GATX Corp.	4.700%	4/1/29	75	76
GATX Corp.	3.500%	6/1/32	50	46
GATX Corp.	6.900%	5/1/34	200	222
GATX Corp.	4.500%	3/30/45	50	41
GATX Corp.	3.100%	6/1/51	200	125
GATX Corp.	6.050%	6/5/54	200	200
Global Payments Inc.	2.150%	1/15/27	200	194
Global Payments Inc.	2.900%	5/15/30	279	257
Global Payments Inc.	2.900%	11/15/31	200	177
Global Payments Inc.	5.400%	8/15/32	200	204
Global Payments Inc.	4.150%	8/15/49	200	148
Global Payments Inc.	5.950%	8/15/52	75	72
Globe Life Inc.	4.550%	9/15/28	80	80
Goldman Sachs Capital I	6.345%	2/15/34	225	234
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,236
Goldman Sachs Group Inc.	5.950%	1/15/27	400	411
Goldman Sachs Group Inc.	3.850%	1/26/27	350	348
Goldman Sachs Group Inc.	1.542%	9/10/27	200	193
Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,308
Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	979
Goldman Sachs Group Inc.	3.615%	3/15/28	495	488
Goldman Sachs Group Inc.	3.691%	6/5/28	625	616
Goldman Sachs Group Inc.	4.482%	8/23/28	475	476
Goldman Sachs Group Inc.	3.814%	4/23/29	450	443
Goldman Sachs Group Inc.	4.223%	5/1/29	475	472
Goldman Sachs Group Inc.	6.484%	10/24/29	450	477
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,220

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	5.727%	4/25/30	225	234
	Goldman Sachs Group Inc.	4.692%	10/23/30	475	476
	Goldman Sachs Group Inc.	5.207%	1/28/31	275	281
	Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,342
	Goldman Sachs Group Inc.	2.650%	10/21/32	800	706
	Goldman Sachs Group Inc.	3.102%	2/24/33	300	270
	Goldman Sachs Group Inc.	5.851%	4/25/35	55	58
	Goldman Sachs Group Inc.	5.330%	7/23/35	570	577
	Goldman Sachs Group Inc.	5.016%	10/23/35	475	469
	Goldman Sachs Group Inc.	5.536%	1/28/36	1,000	1,026
	Goldman Sachs Group Inc.	6.450%	5/1/36	50	53
	Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,070
	Goldman Sachs Group Inc.	4.017%	10/31/38	405	353
	Goldman Sachs Group Inc.	4.411%	4/23/39	500	451
	Goldman Sachs Group Inc.	6.250%	2/1/41	675	722
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	770
	Goldman Sachs Group Inc.	5.150%	5/22/45	475	427
	Goldman Sachs Group Inc.	5.561%	11/19/45	525	517
[6]	Goldman Sachs Private Credit Corp.	5.875%	5/6/28	50	51
[6]	Goldman Sachs Private Credit Corp.	6.250%	5/6/30	50	51
	Golub Capital BDC Inc.	2.050%	2/15/27	65	62
	Golub Capital BDC Inc.	7.050%	12/5/28	80	84
	Golub Capital Private Credit Fund	5.800%	9/12/29	50	50
	Golub Capital Private Credit Fund	5.875%	5/1/30	200	200
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/31	225	228
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	150	150
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/35	200	204
	Hartford Insurance Group Inc.	2.800%	8/19/29	350	329
	Hartford Insurance Group Inc.	5.950%	10/15/36	50	52
	Hartford Insurance Group Inc.	6.100%	10/1/41	100	104
	Hartford Insurance Group Inc.	4.300%	4/15/43	175	147
	Hartford Insurance Group Inc.	3.600%	8/19/49	125	91
	Hartford Insurance Group Inc.	2.900%	9/15/51	200	125
	Hercules Capital Inc.	6.000%	6/16/30	200	200
[6]	HPS Corporate Lending Fund	5.300%	6/5/27	50	50
	HPS Corporate Lending Fund	5.450%	1/14/28	150	150
[6]	HPS Corporate Lending Fund	5.850%	6/5/30	200	200
	HPS Corporate Lending Fund	5.950%	4/14/32	200	199
	HSBC Bank USA NA	7.000%	1/15/39	250	287
	HSBC Holdings plc	7.336%	11/3/26	250	252
	HSBC Holdings plc	5.887%	8/14/27	340	345
	HSBC Holdings plc	2.251%	11/22/27	435	422
	HSBC Holdings plc	4.041%	3/13/28	400	397
	HSBC Holdings plc	5.210%	8/11/28	815	826
	HSBC Holdings plc	5.130%	11/19/28	200	203
	HSBC Holdings plc	4.899%	3/3/29	225	227
	HSBC Holdings plc	4.583%	6/19/29	400	401
	HSBC Holdings plc	2.206%	8/17/29	500	466
	HSBC Holdings plc	4.950%	3/31/30	250	254
	HSBC Holdings plc	3.973%	5/22/30	570	555
	HSBC Holdings plc	5.286%	11/19/30	200	204
	HSBC Holdings plc	5.130%	3/3/31	200	203
	HSBC Holdings plc	2.848%	6/4/31	800	731
	HSBC Holdings plc	7.625%	5/17/32	100	113
	HSBC Holdings plc	2.804%	5/24/32	500	444
	HSBC Holdings plc	2.871%	11/22/32	1,225	1,083
	HSBC Holdings plc	7.350%	11/27/32	100	109
	HSBC Holdings plc	4.762%	3/29/33	300	293
	HSBC Holdings plc	5.402%	8/11/33	275	282
	HSBC Holdings plc	8.113%	11/3/33	250	289
	HSBC Holdings plc	6.254%	3/9/34	350	374
	HSBC Holdings plc	6.547%	6/20/34	200	212
	HSBC Holdings plc	7.399%	11/13/34	200	224
	HSBC Holdings plc	5.719%	3/4/35	700	726
	HSBC Holdings plc	5.874%	11/18/35	307	310
	HSBC Holdings plc	5.450%	3/3/36	500	503
	HSBC Holdings plc	6.500%	5/2/36	600	636
	HSBC Holdings plc	5.790%	5/13/36	345	355
	HSBC Holdings plc	6.500%	9/15/37	50	53
	HSBC Holdings plc	6.800%	6/1/38	200	216

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HSBC Holdings plc	6.332%	3/9/44	550	591
HSBC Holdings plc	5.250%	3/14/44	750	711
HSBC USA Inc.	4.650%	6/3/28	200	202
Huntington Bancshares Inc.	4.443%	8/4/28	200	200
Huntington Bancshares Inc.	6.208%	8/21/29	205	215
Huntington Bancshares Inc.	2.550%	2/4/30	250	229
Huntington Bancshares Inc.	5.272%	1/15/31	225	230
Huntington Bancshares Inc.	5.709%	2/2/35	217	222
Huntington Bancshares Inc.	2.487%	8/15/36	100	84
Huntington Bancshares Inc.	6.141%	11/18/39	250	255
Huntington National Bank	4.270%	11/25/26	150	148
Huntington National Bank	4.871%	4/12/28	250	252
Huntington National Bank	4.552%	5/17/28	250	251
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	247
ING Groep NV	3.950%	3/29/27	300	299
ING Groep NV	4.017%	3/28/28	200	199
ING Groep NV	4.550%	10/2/28	200	201
ING Groep NV	4.858%	3/25/29	200	202
ING Groep NV	4.050%	4/9/29	200	197
ING Groep NV	5.335%	3/19/30	270	277
ING Groep NV	5.066%	3/25/31	200	203
ING Groep NV	6.114%	9/11/34	250	266
ING Groep NV	5.550%	3/19/35	500	512
ING Groep NV	5.525%	3/25/36	200	204
Intercontinental Exchange Inc.	3.100%	9/15/27	150	147
Intercontinental Exchange Inc.	4.000%	9/15/27	150	149
Intercontinental Exchange Inc.	3.750%	9/21/28	75	74
Intercontinental Exchange Inc.	4.350%	6/15/29	122	122
Intercontinental Exchange Inc.	2.100%	6/15/30	750	672
Intercontinental Exchange Inc.	1.850%	9/15/32	500	415
Intercontinental Exchange Inc.	4.600%	3/15/33	415	413
Intercontinental Exchange Inc.	2.650%	9/15/40	500	362
Intercontinental Exchange Inc.	4.250%	9/21/48	175	144
Intercontinental Exchange Inc.	3.000%	6/15/50	60	39
Intercontinental Exchange Inc.	4.950%	6/15/52	111	100
Intercontinental Exchange Inc.	3.000%	9/15/60	300	182
Intercontinental Exchange Inc.	5.200%	6/15/62	110	103
Invesco Finance plc	5.375%	11/30/43	75	71
Jackson Financial Inc.	3.125%	11/23/31	250	222
Jefferies Financial Group Inc.	4.850%	1/15/27	200	202
Jefferies Financial Group Inc.	5.875%	7/21/28	200	207
Jefferies Financial Group Inc.	4.150%	1/23/30	300	293
Jefferies Financial Group Inc.	6.200%	4/14/34	275	287
Jefferies Financial Group Inc.	6.250%	1/15/36	75	78
Jefferies Financial Group Inc.	6.500%	1/20/43	75	78
JPMorgan Chase & Co.	2.950%	10/1/26	875	862
JPMorgan Chase & Co.	4.125%	12/15/26	450	450
JPMorgan Chase & Co.	1.470%	9/22/27	500	482
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	986
JPMorgan Chase & Co.	5.040%	1/23/28	440	445
JPMorgan Chase & Co.	3.782%	2/1/28	625	620
JPMorgan Chase & Co.	5.571%	4/22/28	350	357
JPMorgan Chase & Co.	3.540%	5/1/28	350	345
JPMorgan Chase & Co.	4.979%	7/22/28	165	167
JPMorgan Chase & Co.	4.505%	10/22/28	125	125
JPMorgan Chase & Co.	3.509%	1/23/29	575	563
JPMorgan Chase & Co.	4.915%	1/24/29	160	162
JPMorgan Chase & Co.	4.005%	4/23/29	300	297
JPMorgan Chase & Co.	2.069%	6/1/29	625	587
JPMorgan Chase & Co.	4.203%	7/23/29	250	249
JPMorgan Chase & Co.	5.299%	7/24/29	515	529
JPMorgan Chase & Co.	6.087%	10/23/29	212	223
JPMorgan Chase & Co.	4.452%	12/5/29	300	301
JPMorgan Chase & Co.	5.012%	1/23/30	305	311
JPMorgan Chase & Co.	5.581%	4/22/30	2,350	2,441
JPMorgan Chase & Co.	4.995%	7/22/30	325	331
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,398
JPMorgan Chase & Co.	4.603%	10/22/30	470	472
JPMorgan Chase & Co.	5.140%	1/24/31	240	246
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,048

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,828
	JPMorgan Chase & Co.	2.956%	5/13/31	500	462
	JPMorgan Chase & Co.	1.764%	11/19/31	500	433
	JPMorgan Chase & Co.	2.580%	4/22/32	500	447
	JPMorgan Chase & Co.	2.963%	1/25/33	1,000	898
	JPMorgan Chase & Co.	4.912%	7/25/33	1,500	1,509
	JPMorgan Chase & Co.	5.717%	9/14/33	1,000	1,042
	JPMorgan Chase & Co.	5.350%	6/1/34	703	724
	JPMorgan Chase & Co.	5.336%	1/23/35	525	537
	JPMorgan Chase & Co.	5.766%	4/22/35	350	368
	JPMorgan Chase & Co.	5.294%	7/22/35	200	204
	JPMorgan Chase & Co.	4.946%	10/22/35	185	183
	JPMorgan Chase & Co.	5.502%	1/24/36	300	309
	JPMorgan Chase & Co.	5.572%	4/22/36	567	588
	JPMorgan Chase & Co.	6.400%	5/15/38	450	500
	JPMorgan Chase & Co.	3.882%	7/24/38	500	441
	JPMorgan Chase & Co.	5.500%	10/15/40	650	663
	JPMorgan Chase & Co.	3.109%	4/22/41	500	382
	JPMorgan Chase & Co.	5.600%	7/15/41	275	282
	JPMorgan Chase & Co.	5.400%	1/6/42	150	150
	JPMorgan Chase & Co.	3.157%	4/22/42	450	340
	JPMorgan Chase & Co.	5.625%	8/16/43	300	302
	JPMorgan Chase & Co.	4.950%	6/1/45	100	91
	JPMorgan Chase & Co.	5.534%	11/29/45	425	426
	JPMorgan Chase & Co.	4.260%	2/22/48	375	316
	JPMorgan Chase & Co.	4.032%	7/24/48	500	405
	JPMorgan Chase & Co.	3.964%	11/15/48	1,000	800
	JPMorgan Chase & Co.	3.897%	1/23/49	400	316
	JPMorgan Chase & Co.	3.109%	4/22/51	500	336
	JPMorgan Chase & Co.	3.328%	4/22/52	745	522
	JPMorgan Chase Bank NA	5.110%	12/8/26	290	294
	KeyBank NA	5.850%	11/15/27	250	258
	KeyBank NA	6.950%	2/1/28	250	264
	KeyBank NA	5.000%	1/26/33	250	246
	KeyCorp	4.100%	4/30/28	600	596
	KeyCorp	2.550%	10/1/29	150	138
	KeyCorp	5.121%	4/4/31	150	152
	KeyCorp	6.401%	3/6/35	200	213
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.500%	8/1/30	50	50
	Lazard Group LLC	3.625%	3/1/27	100	98
	Lazard Group LLC	4.500%	9/19/28	100	100
	Legg Mason Inc.	5.625%	1/15/44	120	119
	Lincoln National Corp.	3.625%	12/12/26	75	74
	Lincoln National Corp.	3.800%	3/1/28	100	98
	Lincoln National Corp.	3.050%	1/15/30	285	268
	Lincoln National Corp.	6.300%	10/9/37	75	78
	Lincoln National Corp.	7.000%	6/15/40	100	111
	Lloyds Banking Group plc	3.750%	1/11/27	436	432
	Lloyds Banking Group plc	5.985%	8/7/27	275	279
	Lloyds Banking Group plc	3.750%	3/18/28	200	198
	Lloyds Banking Group plc	4.375%	3/22/28	250	250
	Lloyds Banking Group plc	4.550%	8/16/28	200	201
	Lloyds Banking Group plc	3.574%	11/7/28	200	196
	Lloyds Banking Group plc	5.087%	11/26/28	200	203
	Lloyds Banking Group plc	5.871%	3/6/29	200	207
	Lloyds Banking Group plc	5.721%	6/5/30	200	208
	Lloyds Banking Group plc	7.953%	11/15/33	200	229
	Lloyds Banking Group plc	5.679%	1/5/35	360	369
	Lloyds Banking Group plc	5.590%	11/26/35	200	203
	Lloyds Banking Group plc	6.068%	6/13/36	200	205
	Lloyds Banking Group plc	5.300%	12/1/45	150	140
	Lloyds Banking Group plc	4.344%	1/9/48	275	219
	Loews Corp.	6.000%	2/1/35	50	54
	Loews Corp.	4.125%	5/15/43	100	85
	LPL Holdings Inc.	4.900%	4/3/28	100	101
	LPL Holdings Inc.	6.750%	11/17/28	200	213
	LPL Holdings Inc.	5.650%	3/15/35	100	101
	LPL Holdings Inc.	5.750%	6/15/35	100	101
	M&T Bank Corp.	4.833%	1/16/29	125	126
	M&T Bank Corp.	7.413%	10/30/29	200	217

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
M&T Bank Corp.	5.179%	7/8/31	250	254
M&T Bank Corp.	6.082%	3/13/32	100	106
M&T Bank Corp.	5.053%	1/27/34	200	197
M&T Bank Corp.	5.385%	1/16/36	250	249
Main Street Capital Corp.	6.500%	6/4/27	200	205
Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	252
Manufacturers & Traders Trust Co.	4.762%	7/6/28	250	252
Manulife Financial Corp.	4.061%	2/24/32	190	188
Manulife Financial Corp.	5.375%	3/4/46	200	197
Marex Group plc	5.829%	5/8/28	50	51
Marex Group plc	6.404%	11/4/29	100	103
Markel Group Inc.	3.500%	11/1/27	50	49
Markel Group Inc.	3.350%	9/17/29	75	72
Markel Group Inc.	4.300%	11/1/47	50	40
Markel Group Inc.	5.000%	5/20/49	150	131
Markel Group Inc.	4.150%	9/17/50	200	153
Markel Group Inc.	6.000%	5/16/54	100	100
Marsh & McLennan Cos. Inc.	4.550%	11/8/27	165	166
Marsh & McLennan Cos. Inc.	4.650%	3/15/30	165	167
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	460	412
Marsh & McLennan Cos. Inc.	4.850%	11/15/31	200	203
Marsh & McLennan Cos. Inc.	5.400%	9/15/33	200	207
Marsh & McLennan Cos. Inc.	5.150%	3/15/34	87	89
Marsh & McLennan Cos. Inc.	5.000%	3/15/35	350	350
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	237
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	84
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	164
Marsh & McLennan Cos. Inc.	5.700%	9/15/53	315	317
Marsh & McLennan Cos. Inc.	5.450%	3/15/54	91	88
Marsh & McLennan Cos. Inc.	5.400%	3/15/55	220	212
Mastercard Inc.	2.950%	11/21/26	100	99
Mastercard Inc.	3.300%	3/26/27	200	198
Mastercard Inc.	4.100%	1/15/28	161	162
Mastercard Inc.	4.875%	3/9/28	200	205
Mastercard Inc.	2.950%	6/1/29	275	264
Mastercard Inc.	3.350%	3/26/30	300	289
Mastercard Inc.	2.000%	11/18/31	200	174
Mastercard Inc.	4.350%	1/15/32	323	322
Mastercard Inc.	4.950%	3/15/32	200	206
Mastercard Inc.	4.875%	5/9/34	300	304
Mastercard Inc.	4.550%	1/15/35	665	654
Mastercard Inc.	3.950%	2/26/48	100	81
Mastercard Inc.	3.650%	6/1/49	200	153
Mastercard Inc.	3.850%	3/26/50	200	158
Mercury General Corp.	4.400%	3/15/27	75	74
MetLife Inc.	6.500%	12/15/32	175	196
MetLife Inc.	5.375%	7/15/33	200	208
MetLife Inc.	6.375%	6/15/34	100	111
MetLife Inc.	5.300%	12/15/34	235	241
MetLife Inc.	5.875%	2/6/41	590	612
MetLife Inc.	4.125%	8/13/42	175	147
MetLife Inc.	4.875%	11/13/43	355	326
MetLife Inc.	5.250%	1/15/54	200	188
MetLife Inc.	6.350%	3/15/55	175	180
MetLife Inc.	6.400%	12/15/66	210	218
MGIC Investment Corp.	5.250%	8/15/28	31	31
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	246
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	495
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	388
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	246
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	387
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	199
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	199
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	204
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	196
Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	225	230
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	167
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	46
Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	205
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	444

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	300	307
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	354
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	192
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	500	506
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	334	343
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	525	536
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	200	206
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/36	500	515
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	46
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	172
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	248
	Mizuho Financial Group Inc.	1.554%	7/9/27	200	194
	Mizuho Financial Group Inc.	4.018%	3/5/28	325	324
	Mizuho Financial Group Inc.	5.778%	7/6/29	225	234
	Mizuho Financial Group Inc.	4.254%	9/11/29	400	398
	Mizuho Financial Group Inc.	3.153%	7/16/30	500	473
	Mizuho Financial Group Inc.	2.869%	9/13/30	100	93
	Mizuho Financial Group Inc.	5.098%	5/13/31	200	204
[4]	Mizuho Financial Group Inc.	4.711%	7/8/31	200	200
	Mizuho Financial Group Inc.	2.564%	9/13/31	250	218
	Mizuho Financial Group Inc.	2.172%	5/22/32	500	432
	Mizuho Financial Group Inc.	5.748%	7/6/34	780	811
	Mizuho Financial Group Inc.	5.579%	5/26/35	250	256
	Moody's Corp.	3.250%	1/15/28	200	196
	Moody's Corp.	2.000%	8/19/31	500	434
	Moody's Corp.	2.750%	8/19/41	100	70
	Moody's Corp.	4.875%	12/17/48	125	112
	Moody's Corp.	3.750%	2/25/52	100	74
	Moody's Corp.	3.100%	11/29/61	150	93
	Morgan Stanley	5.000%	11/24/25	650	650
	Morgan Stanley	3.125%	7/27/26	700	691
	Morgan Stanley	6.250%	8/9/26	1,796	1,832
	Morgan Stanley	4.350%	9/8/26	666	665
	Morgan Stanley	3.625%	1/20/27	250	248
	Morgan Stanley	3.950%	4/23/27	325	323
	Morgan Stanley	2.475%	1/21/28	500	485
	Morgan Stanley	5.652%	4/13/28	225	230
	Morgan Stanley	4.210%	4/20/28	200	200
[5]	Morgan Stanley	3.591%	7/22/28	935	919
	Morgan Stanley	6.296%	10/18/28	500	521
	Morgan Stanley	3.772%	1/24/29	575	566
	Morgan Stanley	5.123%	2/1/29	350	356
	Morgan Stanley	5.164%	4/20/29	450	459
	Morgan Stanley	5.449%	7/20/29	350	360
	Morgan Stanley	6.407%	11/1/29	350	371
	Morgan Stanley	5.173%	1/16/30	350	357
	Morgan Stanley	4.431%	1/23/30	550	549
	Morgan Stanley	5.656%	4/18/30	225	234
	Morgan Stanley	5.042%	7/19/30	350	356
	Morgan Stanley	4.654%	10/18/30	425	426
	Morgan Stanley	5.230%	1/15/31	200	205
	Morgan Stanley	3.622%	4/1/31	600	575
	Morgan Stanley	5.192%	4/17/31	275	282
	Morgan Stanley	1.794%	2/13/32	500	428
	Morgan Stanley	7.250%	4/1/32	150	173
	Morgan Stanley	1.928%	4/28/32	200	171
	Morgan Stanley	2.239%	7/21/32	500	433
	Morgan Stanley	2.511%	10/20/32	600	526
	Morgan Stanley	2.943%	1/21/33	850	759
	Morgan Stanley	4.889%	7/20/33	350	350
	Morgan Stanley	5.250%	4/21/34	450	458
	Morgan Stanley	5.424%	7/21/34	450	461
	Morgan Stanley	6.627%	11/1/34	350	386
	Morgan Stanley	5.466%	1/18/35	425	435
	Morgan Stanley	5.831%	4/19/35	575	603
	Morgan Stanley	5.320%	7/19/35	350	354
	Morgan Stanley	5.587%	1/18/36	1,275	1,311
	Morgan Stanley	5.664%	4/17/36	798	827
	Morgan Stanley	2.484%	9/16/36	850	722
	Morgan Stanley	5.297%	4/20/37	350	348

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.948%	1/19/38	350	360
[5]	Morgan Stanley	3.971%	7/22/38	375	327
	Morgan Stanley	4.457%	4/22/39	250	231
	Morgan Stanley	3.217%	4/22/42	325	247
	Morgan Stanley	6.375%	7/24/42	600	656
	Morgan Stanley	4.300%	1/27/45	650	554
	Morgan Stanley	2.802%	1/25/52	940	581
	Morgan Stanley	5.516%	11/19/55	1,200	1,173
	Morgan Stanley Bank NA	5.882%	10/30/26	275	281
	Morgan Stanley Bank NA	4.447%	10/15/27	425	426
	Morgan Stanley Bank NA	4.952%	1/14/28	200	202
	Morgan Stanley Bank NA	5.504%	5/26/28	925	945
	Morgan Stanley Bank NA	4.968%	7/14/28	350	354
	Morgan Stanley Bank NA	5.016%	1/12/29	340	345
	Morgan Stanley Direct Lending Fund	6.000%	5/19/30	150	151
	Nasdaq Inc.	1.650%	1/15/31	250	216
	Nasdaq Inc.	5.550%	2/15/34	175	182
	Nasdaq Inc.	2.500%	12/21/40	200	139
	Nasdaq Inc.	3.250%	4/28/50	35	24
	Nasdaq Inc.	5.950%	8/15/53	200	204
	Nasdaq Inc.	6.100%	6/28/63	200	204
	National Australia Bank Ltd.	5.087%	6/11/27	250	255
	National Australia Bank Ltd.	4.944%	1/12/28	250	255
	National Australia Bank Ltd.	4.308%	6/13/28	250	252
	National Australia Bank Ltd.	4.900%	6/13/28	500	512
	National Australia Bank Ltd.	4.787%	1/10/29	250	255
	National Australia Bank Ltd.	4.901%	1/14/30	250	257
	National Australia Bank Ltd.	4.534%	6/13/30	250	253
	National Bank of Canada	5.600%	12/18/28	250	260
	NatWest Group plc	7.472%	11/10/26	200	202
	NatWest Group plc	5.583%	3/1/28	200	204
	NatWest Group plc	5.516%	9/30/28	200	204
	NatWest Group plc	4.892%	5/18/29	1,000	1,010
	NatWest Group plc	5.808%	9/13/29	200	208
	NatWest Group plc	5.076%	1/27/30	200	203
	NatWest Group plc	4.445%	5/8/30	700	694
	NatWest Group plc	4.964%	8/15/30	200	202
	NatWest Group plc	6.016%	3/2/34	200	212
	NatWest Group plc	6.475%	6/1/34	200	209
	NatWest Group plc	5.778%	3/1/35	275	285
	NatWest Group plc	3.032%	11/28/35	200	180
	Nomura Holdings Inc.	2.329%	1/22/27	200	193
	Nomura Holdings Inc.	5.594%	7/2/27	200	204
	Nomura Holdings Inc.	5.386%	7/6/27	200	203
	Nomura Holdings Inc.	2.172%	7/14/28	200	187
	Nomura Holdings Inc.	5.605%	7/6/29	225	233
	Nomura Holdings Inc.	3.103%	1/16/30	400	373
[4]	Nomura Holdings Inc.	4.904%	7/1/30	200	201
	Nomura Holdings Inc.	2.679%	7/16/30	250	227
	Nomura Holdings Inc.	2.608%	7/14/31	200	176
	Nomura Holdings Inc.	2.999%	1/22/32	200	177
	Nomura Holdings Inc.	5.783%	7/3/34	200	207
[4]	Nomura Holdings Inc.	5.491%	6/29/35	200	201
	Northern Trust Corp.	3.650%	8/3/28	100	99
	Northern Trust Corp.	3.375%	5/8/32	50	49
	Northern Trust Corp.	6.125%	11/2/32	200	216
	Oaktree Specialty Lending Corp.	6.340%	2/27/30	100	99
	Old Republic International Corp.	3.875%	8/26/26	100	99
	Old Republic International Corp.	3.850%	6/11/51	200	142
	ORIX Corp.	3.700%	7/18/27	200	197
	ORIX Corp.	4.650%	9/10/29	95	96
	ORIX Corp.	2.250%	3/9/31	50	44
	PartnerRe Finance B LLC	3.700%	7/2/29	95	92
	PartnerRe Finance B LLC	4.500%	10/1/50	100	93
	PayPal Holdings Inc.	2.650%	10/1/26	300	295
	PayPal Holdings Inc.	4.450%	3/6/28	63	64
	PayPal Holdings Inc.	2.850%	10/1/29	400	378
	PayPal Holdings Inc.	2.300%	6/1/30	200	182
	PayPal Holdings Inc.	5.150%	6/1/34	600	609
	PayPal Holdings Inc.	5.100%	4/1/35	99	99

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PayPal Holdings Inc.	3.250%	6/1/50	210	143
PayPal Holdings Inc.	5.500%	6/1/54	200	196
PNC Bank NA	3.100%	10/25/27	250	244
PNC Bank NA	3.250%	1/22/28	150	146
PNC Bank NA	4.050%	7/26/28	250	248
PNC Bank NA	2.700%	10/22/29	150	140
PNC Financial Services Group Inc.	3.150%	5/19/27	450	442
PNC Financial Services Group Inc.	5.102%	7/23/27	120	121
PNC Financial Services Group Inc.	6.615%	10/20/27	200	206
PNC Financial Services Group Inc.	5.300%	1/21/28	200	203
PNC Financial Services Group Inc.	3.450%	4/23/29	500	487
PNC Financial Services Group Inc.	5.582%	6/12/29	200	207
PNC Financial Services Group Inc.	2.550%	1/22/30	425	394
PNC Financial Services Group Inc.	5.492%	5/14/30	225	233
PNC Financial Services Group Inc.	5.222%	1/29/31	350	359
PNC Financial Services Group Inc.	4.899%	5/13/31	200	203
PNC Financial Services Group Inc.	4.812%	10/21/32	250	251
PNC Financial Services Group Inc.	4.626%	6/6/33	200	194
PNC Financial Services Group Inc.	6.037%	10/28/33	255	271
PNC Financial Services Group Inc.	5.068%	1/24/34	200	201
PNC Financial Services Group Inc.	5.939%	8/18/34	590	625
PNC Financial Services Group Inc.	6.875%	10/20/34	430	481
PNC Financial Services Group Inc.	5.676%	1/22/35	500	519
PNC Financial Services Group Inc.	5.401%	7/23/35	265	270
PNC Financial Services Group Inc.	5.575%	1/29/36	800	825
Principal Financial Group Inc.	3.100%	11/15/26	100	98
Principal Financial Group Inc.	4.625%	9/15/42	50	44
Principal Financial Group Inc.	4.350%	5/15/43	150	128
Principal Financial Group Inc.	4.300%	11/15/46	195	163
Progressive Corp.	2.450%	1/15/27	150	146
Progressive Corp.	4.000%	3/1/29	100	99
Progressive Corp.	6.625%	3/1/29	125	135
Progressive Corp.	4.950%	6/15/33	100	102
Progressive Corp.	4.350%	4/25/44	50	43
Progressive Corp.	4.125%	4/15/47	290	238
Progressive Corp.	4.200%	3/15/48	115	95
Progressive Corp.	3.950%	3/26/50	180	141
Progressive Corp.	3.700%	3/15/52	100	75
Prudential Financial Inc.	3.878%	3/27/28	163	162
Prudential Financial Inc.	5.750%	7/15/33	100	107
Prudential Financial Inc.	5.200%	3/14/35	75	76
Prudential Financial Inc.	5.700%	12/14/36	125	131
Prudential Financial Inc.	6.625%	12/1/37	65	73
Prudential Financial Inc.	3.000%	3/10/40	50	38
Prudential Financial Inc.	6.625%	6/21/40	65	73
Prudential Financial Inc.	5.100%	8/15/43	42	38
Prudential Financial Inc.	4.600%	5/15/44	275	243
Prudential Financial Inc.	3.905%	12/7/47	132	103
Prudential Financial Inc.	5.700%	9/15/48	250	253
Prudential Financial Inc.	3.935%	12/7/49	363	278
Prudential Financial Inc.	4.350%	2/25/50	210	174
Prudential Financial Inc.	3.700%	10/1/50	200	183
Prudential Financial Inc.	5.125%	3/1/52	250	241
Prudential Financial Inc.	6.000%	9/1/52	150	151
Prudential Financial Inc.	6.500%	3/15/54	175	180
Prudential Funding Asia plc	3.125%	4/14/30	200	189
Radian Group Inc.	6.200%	5/15/29	118	123
Raymond James Financial Inc.	4.650%	4/1/30	55	56
Raymond James Financial Inc.	4.950%	7/15/46	135	121
Raymond James Financial Inc.	3.750%	4/1/51	250	182
Regions Bank	6.450%	6/26/37	250	259
Regions Financial Corp.	1.800%	8/12/28	120	111
Regions Financial Corp.	5.722%	6/6/30	200	207
Regions Financial Corp.	5.502%	9/6/35	100	100
Reinsurance Group of America Inc.	3.900%	5/15/29	50	49
Reinsurance Group of America Inc.	6.000%	9/15/33	165	173
Reinsurance Group of America Inc.	5.750%	9/15/34	175	180
Reinsurance Group of America Inc.	6.650%	9/15/55	195	194
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	74
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	73

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	132	136
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	85	87
	Royal Bank of Canada	1.400%	11/2/26	500	483
	Royal Bank of Canada	4.875%	1/19/27	200	202
	Royal Bank of Canada	2.050%	1/21/27	100	97
	Royal Bank of Canada	3.625%	5/4/27	200	198
	Royal Bank of Canada	5.069%	7/23/27	100	101
	Royal Bank of Canada	4.240%	8/3/27	200	200
	Royal Bank of Canada	4.510%	10/18/27	160	160
	Royal Bank of Canada	6.000%	11/1/27	200	208
	Royal Bank of Canada	4.900%	1/12/28	200	204
	Royal Bank of Canada	4.522%	10/18/28	140	141
	Royal Bank of Canada	4.965%	1/24/29	200	203
	Royal Bank of Canada	4.950%	2/1/29	200	205
	Royal Bank of Canada	4.969%	8/2/30	100	101
	Royal Bank of Canada	5.153%	2/4/31	463	472
	Royal Bank of Canada	4.970%	5/2/31	421	427
	Royal Bank of Canada	2.300%	11/3/31	1,000	877
	Royal Bank of Canada	3.875%	5/4/32	200	191
	Royal Bank of Canada	5.000%	2/1/33	465	472
	Royal Bank of Canada	5.000%	5/2/33	200	203
	Royal Bank of Canada	5.150%	2/1/34	200	205
	S&P Global Inc.	2.450%	3/1/27	250	243
	S&P Global Inc.	4.750%	8/1/28	140	142
	S&P Global Inc.	2.700%	3/1/29	250	237
	S&P Global Inc.	2.500%	12/1/29	125	116
	S&P Global Inc.	1.250%	8/15/30	200	172
	S&P Global Inc.	2.900%	3/1/32	300	273
	S&P Global Inc.	3.250%	12/1/49	150	106
	S&P Global Inc.	3.700%	3/1/52	200	151
	S&P Global Inc.	2.300%	8/15/60	100	51
	S&P Global Inc.	3.900%	3/1/62	100	75
	Santander Holdings USA Inc.	3.244%	10/5/26	400	394
	Santander Holdings USA Inc.	4.400%	7/13/27	250	250
	Santander Holdings USA Inc.	2.490%	1/6/28	200	194
	Santander Holdings USA Inc.	6.499%	3/9/29	200	209
	Santander Holdings USA Inc.	6.174%	1/9/30	200	208
	Santander Holdings USA Inc.	5.741%	3/20/31	125	128
	Santander Holdings USA Inc.	6.342%	5/31/35	125	131
	Santander UK Group Holdings plc	3.823%	11/3/28	200	196
	Santander UK Group Holdings plc	6.534%	1/10/29	415	434
	Selective Insurance Group Inc.	5.375%	3/1/49	50	45
	SiriusPoint Ltd.	7.000%	4/5/29	75	79
	Sixth Street Lending Partners	6.500%	3/11/29	200	207
	Sixth Street Lending Partners	5.750%	1/15/30	150	150
[6]	Sixth Street Lending Partners	6.125%	7/15/30	50	51
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	150	154
	Sixth Street Specialty Lending Inc.	5.625%	8/15/30	300	301
	State Street Bank & Trust Co.	4.782%	11/23/29	250	255
	State Street Corp.	5.272%	8/3/26	215	217
	State Street Corp.	4.993%	3/18/27	200	203
	State Street Corp.	4.536%	2/28/28	200	202
	State Street Corp.	4.543%	4/24/28	75	76
	State Street Corp.	4.530%	2/20/29	100	101
	State Street Corp.	4.141%	12/3/29	200	199
	State Street Corp.	2.400%	1/24/30	150	140
	State Street Corp.	4.729%	2/28/30	200	203
	State Street Corp.	4.834%	4/24/30	75	76
	State Street Corp.	2.623%	2/7/33	350	308
	State Street Corp.	4.821%	1/26/34	130	130
	State Street Corp.	5.159%	5/18/34	500	511
	State Street Corp.	3.031%	11/1/34	125	115
	State Street Corp.	5.146%	2/28/36	200	202
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	200	203
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	123
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	172
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	198
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	689
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	295
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	99

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	464
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	450
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,870	1,737
Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	200	206
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	171
Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	200	207
Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	295	310
Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	200	210
Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	200	207
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	136
Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	200	213
Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	200	203
Synchrony Financial	3.700%	8/4/26	125	124
Synchrony Financial	3.950%	12/1/27	300	295
Synchrony Financial	5.450%	3/6/31	200	202
Synovus Financial Corp.	6.168%	11/1/30	100	103
Toronto-Dominion Bank	5.532%	7/17/26	225	228
Toronto-Dominion Bank	1.250%	9/10/26	325	314
Toronto-Dominion Bank	1.950%	1/12/27	200	193
Toronto-Dominion Bank	2.800%	3/10/27	200	195
Toronto-Dominion Bank	4.980%	4/5/27	200	203
Toronto-Dominion Bank	4.108%	6/8/27	425	424
Toronto-Dominion Bank	5.156%	1/10/28	225	230
Toronto-Dominion Bank	4.861%	1/31/28	88	89
Toronto-Dominion Bank	5.523%	7/17/28	225	233
Toronto-Dominion Bank	2.000%	9/10/31	325	284
Toronto-Dominion Bank	2.450%	1/12/32	850	741
Toronto-Dominion Bank	5.298%	1/30/32	140	144
Toronto-Dominion Bank	3.200%	3/10/32	47	43
Toronto-Dominion Bank	4.456%	6/8/32	353	346
Toronto-Dominion Bank	5.146%	9/10/34	120	120
Travelers Cos. Inc.	6.250%	6/15/37	150	165
Travelers Cos. Inc.	4.300%	8/25/45	150	127
Travelers Cos. Inc.	4.000%	5/30/47	225	180
Travelers Cos. Inc.	4.100%	3/4/49	200	161
Travelers Cos. Inc.	2.550%	4/27/50	500	299
Travelers Cos. Inc.	5.450%	5/25/53	143	140
Travelers Property Casualty Corp.	6.375%	3/15/33	26	29
Truist Financial Corp.	1.125%	8/3/27	500	470
Truist Financial Corp.	3.875%	3/19/29	200	195
Truist Financial Corp.	7.161%	10/30/29	200	216
Truist Financial Corp.	5.435%	1/24/30	275	283
Truist Financial Corp.	1.950%	6/5/30	100	89
Truist Financial Corp.	4.916%	7/28/33	200	195
Truist Financial Corp.	5.122%	1/26/34	810	810
Truist Financial Corp.	5.867%	6/8/34	200	209
Truist Financial Corp.	5.711%	1/24/35	275	285
UBS AG	1.250%	8/7/26	255	247
UBS AG	5.000%	7/9/27	250	254
UBS AG	4.864%	1/10/28	400	403
UBS AG	7.500%	2/15/28	425	458
UBS AG	5.650%	9/11/28	225	234
UBS Group AG	4.875%	5/15/45	375	337
Unum Group	4.000%	6/15/29	80	78
Unum Group	5.750%	8/15/42	75	73
Unum Group	4.500%	12/15/49	100	79
Unum Group	6.000%	6/15/54	100	98
US Bancorp	3.150%	4/27/27	275	270
US Bancorp	6.787%	10/26/27	200	206
US Bancorp	5.775%	6/12/29	275	285
US Bancorp	3.000%	7/30/29	240	227
US Bancorp	5.384%	1/23/30	275	283
US Bancorp	5.100%	7/23/30	650	663
US Bancorp	5.046%	2/12/31	120	122
US Bancorp	5.083%	5/15/31	150	153
US Bancorp	2.677%	1/27/33	90	79
US Bancorp	4.967%	7/22/33	235	232
US Bancorp	5.850%	10/21/33	525	552
US Bancorp	4.839%	2/1/34	360	356
US Bancorp	5.836%	6/12/34	275	289

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
US Bancorp	5.678%	1/23/35	275	286
US Bancorp	5.424%	2/12/36	120	122
US Bancorp	2.491%	11/3/36	700	594
US Bank NA	4.507%	10/22/27	250	250
Verisk Analytics Inc.	4.125%	3/15/29	400	397
Verisk Analytics Inc.	5.250%	3/15/35	115	116
Verisk Analytics Inc.	3.625%	5/15/50	150	107
Visa Inc.	1.900%	4/15/27	148	143
Visa Inc.	0.750%	8/15/27	500	469
Visa Inc.	2.750%	9/15/27	150	147
Visa Inc.	1.100%	2/15/31	400	341
Visa Inc.	4.150%	12/14/35	325	309
Visa Inc.	2.700%	4/15/40	200	151
Visa Inc.	4.300%	12/14/45	550	478
Visa Inc.	3.650%	9/15/47	100	78
Visa Inc.	2.000%	8/15/50	300	163
Voya Financial Inc.	5.700%	7/15/43	75	73
Voya Financial Inc.	4.800%	6/15/46	40	35
Voya Financial Inc.	4.700%	1/23/48	100	96
Webster Financial Corp.	4.100%	3/25/29	55	54
Wells Fargo & Co.	3.000%	10/23/26	675	663
Wells Fargo & Co.	4.300%	7/22/27	475	475
Wells Fargo & Co.	4.900%	1/24/28	350	353
Wells Fargo & Co.	5.707%	4/22/28	525	537
Wells Fargo & Co.	3.584%	5/22/28	500	492
Wells Fargo & Co.	4.808%	7/25/28	975	983
Wells Fargo & Co.	4.150%	1/24/29	200	199
Wells Fargo & Co.	5.574%	7/25/29	350	361
Wells Fargo & Co.	6.303%	10/23/29	990	1,046
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,215
Wells Fargo & Co.	5.244%	1/24/31	300	308
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,244
Wells Fargo & Co.	4.897%	7/25/33	975	975
Wells Fargo & Co.	5.389%	4/24/34	952	975
Wells Fargo & Co.	5.557%	7/25/34	350	361
Wells Fargo & Co.	6.491%	10/23/34	300	328
Wells Fargo & Co.	5.499%	1/23/35	1,025	1,051
Wells Fargo & Co.	5.211%	12/3/35	425	427
Wells Fargo & Co.	3.068%	4/30/41	600	454
Wells Fargo & Co.	5.375%	11/2/43	1,000	948
Wells Fargo & Co.	4.650%	11/4/44	325	278
Wells Fargo & Co.	4.900%	11/17/45	250	220
Wells Fargo & Co.	4.400%	6/14/46	300	245
Wells Fargo & Co.	4.750%	12/7/46	350	300
Wells Fargo & Co.	5.013%	4/4/51	1,750	1,594
Wells Fargo & Co.	4.611%	4/25/53	400	341
Wells Fargo Bank NA	5.450%	8/7/26	300	304
Wells Fargo Bank NA	5.254%	12/11/26	450	457
Wells Fargo Bank NA	5.950%	8/26/36	200	209
Wells Fargo Bank NA	5.850%	2/1/37	300	311
Wells Fargo Bank NA	6.600%	1/15/38	225	249
Western Union Co.	6.200%	11/17/36	100	102
Western Union Co.	6.200%	6/21/40	17	17
Westpac Banking Corp.	2.700%	8/19/26	175	172
Westpac Banking Corp.	4.600%	10/20/26	120	121
Westpac Banking Corp.	3.350%	3/8/27	250	247
Westpac Banking Corp.	1.953%	11/20/28	275	257
Westpac Banking Corp.	5.050%	4/16/29	200	206
Westpac Banking Corp.	2.650%	1/16/30	150	140
Westpac Banking Corp.	4.322%	11/23/31	500	497
Westpac Banking Corp.	5.405%	8/10/33	200	202
Westpac Banking Corp.	6.820%	11/17/33	200	220
Westpac Banking Corp.	4.110%	7/24/34	25	24
Westpac Banking Corp.	2.668%	11/15/35	315	278
Westpac Banking Corp.	5.618%	11/20/35	260	261
Westpac Banking Corp.	3.020%	11/18/36	500	438
Westpac Banking Corp.	4.421%	7/24/39	200	181
Westpac Banking Corp.	2.963%	11/16/40	200	148
Willis North America Inc.	4.500%	9/15/28	100	100
Willis North America Inc.	2.950%	9/15/29	440	414

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willis North America Inc.	5.350%	5/15/33	100	102
	Willis North America Inc.	5.050%	9/15/48	50	44
	Willis North America Inc.	3.875%	9/15/49	90	66
	Willis North America Inc.	5.900%	3/5/54	125	124
	Zions Bancorp NA	3.250%	10/29/29	250	230
	Zions Bancorp NA	6.816%	11/19/35	50	52
					368,152
Health Care (2.8%)
	Abbott Laboratories	3.750%	11/30/26	367	366
	Abbott Laboratories	1.150%	1/30/28	100	94
	Abbott Laboratories	1.400%	6/30/30	150	132
	Abbott Laboratories	4.750%	11/30/36	200	199
	Abbott Laboratories	5.300%	5/27/40	250	255
	Abbott Laboratories	4.900%	11/30/46	700	662
	AbbVie Inc.	2.950%	11/21/26	740	728
	AbbVie Inc.	4.800%	3/15/27	500	505
	AbbVie Inc.	4.650%	3/15/28	200	203
	AbbVie Inc.	4.250%	11/14/28	300	301
	AbbVie Inc.	4.800%	3/15/29	525	535
	AbbVie Inc.	3.200%	11/21/29	1,180	1,128
	AbbVie Inc.	4.875%	3/15/30	200	205
	AbbVie Inc.	4.950%	3/15/31	1,000	1,026
	AbbVie Inc.	5.050%	3/15/34	550	560
	AbbVie Inc.	4.550%	3/15/35	350	340
	AbbVie Inc.	5.200%	3/15/35	175	179
	AbbVie Inc.	4.500%	5/14/35	450	435
	AbbVie Inc.	4.300%	5/14/36	200	189
	AbbVie Inc.	4.050%	11/21/39	768	673
	AbbVie Inc.	4.400%	11/6/42	501	440
	AbbVie Inc.	4.850%	6/15/44	230	212
	AbbVie Inc.	4.750%	3/15/45	200	180
	AbbVie Inc.	4.700%	5/14/45	402	360
	AbbVie Inc.	4.450%	5/14/46	455	392
	AbbVie Inc.	4.250%	11/21/49	1,375	1,133
	AbbVie Inc.	5.400%	3/15/54	550	535
	AbbVie Inc.	5.600%	3/15/55	150	150
	AbbVie Inc.	5.500%	3/15/64	250	242
	Adventist Health System	5.430%	3/1/32	100	101
	Adventist Health System	5.757%	12/1/34	75	75
	Adventist Health System	3.630%	3/1/49	50	34
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	49
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	23
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	82
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	53
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	49
	Aetna Inc.	6.625%	6/15/36	130	140
	Aetna Inc.	6.750%	12/15/37	100	108
	Aetna Inc.	4.500%	5/15/42	75	62
	Agilent Technologies Inc.	3.050%	9/22/26	75	74
	Agilent Technologies Inc.	2.750%	9/15/29	100	94
	Agilent Technologies Inc.	2.100%	6/4/30	100	90
	Agilent Technologies Inc.	4.750%	9/9/34	150	148
	AHS Hospital Corp.	5.024%	7/1/45	75	70
	AHS Hospital Corp.	2.780%	7/1/51	150	92
[3]	Allina Health System	3.887%	4/15/49	75	57
	Amgen Inc.	2.600%	8/19/26	225	221
	Amgen Inc.	2.200%	2/21/27	150	145
	Amgen Inc.	3.200%	11/2/27	600	585
	Amgen Inc.	5.150%	3/2/28	500	511
	Amgen Inc.	1.650%	8/15/28	400	370
	Amgen Inc.	4.050%	8/18/29	325	321
	Amgen Inc.	2.000%	1/15/32	450	384
	Amgen Inc.	3.350%	2/22/32	500	463
	Amgen Inc.	4.200%	3/1/33	200	192
	Amgen Inc.	5.250%	3/2/33	925	947
	Amgen Inc.	3.150%	2/21/40	575	443
	Amgen Inc.	2.800%	8/15/41	150	108
	Amgen Inc.	4.950%	10/1/41	240	221
	Amgen Inc.	5.150%	11/15/41	126	119

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	5.600%	3/2/43	406	403
	Amgen Inc.	4.400%	5/1/45	450	382
	Amgen Inc.	4.563%	6/15/48	75	64
	Amgen Inc.	3.375%	2/21/50	575	404
	Amgen Inc.	4.663%	6/15/51	500	428
	Amgen Inc.	4.200%	2/22/52	475	371
	Amgen Inc.	5.650%	3/2/53	575	562
	Amgen Inc.	2.770%	9/1/53	422	250
	Amgen Inc.	5.750%	3/2/63	550	535
	Ascension Health	2.532%	11/15/29	350	326
	Ascension Health	3.106%	11/15/39	100	78
	Ascension Health	3.945%	11/15/46	200	160
[3]	Ascension Health	4.847%	11/15/53	75	67
	Astrazeneca Finance LLC	4.800%	2/26/27	275	278
	Astrazeneca Finance LLC	4.875%	3/3/28	200	204
	Astrazeneca Finance LLC	1.750%	5/28/28	200	188
	Astrazeneca Finance LLC	4.850%	2/26/29	225	230
	Astrazeneca Finance LLC	4.900%	3/3/30	200	205
	Astrazeneca Finance LLC	4.900%	2/26/31	200	205
	Astrazeneca Finance LLC	2.250%	5/28/31	200	179
	Astrazeneca Finance LLC	4.875%	3/3/33	75	76
	Astrazeneca Finance LLC	5.000%	2/26/34	270	275
	AstraZeneca plc	4.000%	1/17/29	200	199
	AstraZeneca plc	1.375%	8/6/30	300	260
	AstraZeneca plc	6.450%	9/15/37	550	617
	AstraZeneca plc	4.000%	9/18/42	290	246
	AstraZeneca plc	4.375%	11/16/45	200	174
	AstraZeneca plc	3.000%	5/28/51	135	90
	Banner Health	2.338%	1/1/30	125	115
	Banner Health	3.181%	1/1/50	75	50
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	170
	Baxalta Inc.	5.250%	6/23/45	73	68
	Baxter International Inc.	1.915%	2/1/27	750	722
	Baxter International Inc.	2.272%	12/1/28	250	233
	Baxter International Inc.	2.539%	2/1/32	500	436
	Baxter International Inc.	3.500%	8/15/46	100	71
	Baxter International Inc.	3.132%	12/1/51	200	128
	Baylor Scott & White Holdings	1.777%	11/15/30	100	88
	Baylor Scott & White Holdings	4.185%	11/15/45	100	83
	Baylor Scott & White Holdings	2.839%	11/15/50	350	220
	Becton Dickinson & Co.	3.700%	6/6/27	375	371
	Becton Dickinson & Co.	4.693%	2/13/28	250	252
	Becton Dickinson & Co.	4.874%	2/8/29	35	35
	Becton Dickinson & Co.	5.081%	6/7/29	200	204
	Becton Dickinson & Co.	2.823%	5/20/30	125	116
	Becton Dickinson & Co.	1.957%	2/11/31	375	325
	Becton Dickinson & Co.	5.110%	2/8/34	100	100
	Becton Dickinson & Co.	4.685%	12/15/44	172	150
	Becton Dickinson & Co.	4.669%	6/6/47	300	257
	Biogen Inc.	2.250%	5/1/30	400	360
	Biogen Inc.	5.750%	5/15/35	125	129
	Biogen Inc.	3.150%	5/1/50	300	189
	Biogen Inc.	3.250%	2/15/51	150	96
	Biogen Inc.	6.450%	5/15/55	100	103
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	230
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	25	25
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	96
	Boston Scientific Corp.	2.650%	6/1/30	150	139
	Boston Scientific Corp.	4.550%	3/1/39	131	124
	Boston Scientific Corp.	7.375%	1/15/40	50	61
	Boston Scientific Corp.	4.700%	3/1/49	133	120
	Bristol-Myers Squibb Co.	4.900%	2/22/27	200	203
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	468
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	207
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	274
	Bristol-Myers Squibb Co.	4.900%	2/22/29	325	333
	Bristol-Myers Squibb Co.	3.400%	7/26/29	605	586
	Bristol-Myers Squibb Co.	1.450%	11/13/30	200	173
	Bristol-Myers Squibb Co.	5.100%	2/22/31	225	233
	Bristol-Myers Squibb Co.	2.950%	3/15/32	300	272

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	5.900%	11/15/33	175	188
	Bristol-Myers Squibb Co.	5.200%	2/22/34	450	461
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	75
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	155
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	209
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	200
	Bristol-Myers Squibb Co.	4.250%	10/26/49	700	567
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	292
	Bristol-Myers Squibb Co.	3.700%	3/15/52	720	524
	Bristol-Myers Squibb Co.	5.550%	2/22/54	475	463
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	143
	Bristol-Myers Squibb Co.	6.400%	11/15/63	350	379
	Bristol-Myers Squibb Co.	5.650%	2/22/64	300	291
	Cardinal Health Inc.	4.700%	11/15/26	100	101
	Cardinal Health Inc.	5.125%	2/15/29	125	128
	Cardinal Health Inc.	5.000%	11/15/29	150	153
	Cardinal Health Inc.	5.450%	2/15/34	100	103
	Cardinal Health Inc.	5.350%	11/15/34	200	204
	Cardinal Health Inc.	4.600%	3/15/43	75	64
	Cardinal Health Inc.	4.500%	11/15/44	50	42
	Cardinal Health Inc.	4.368%	6/15/47	125	102
	Cardinal Health Inc.	5.750%	11/15/54	100	99
	Cencora Inc.	3.450%	12/15/27	275	270
	Cencora Inc.	4.625%	12/15/27	100	101
	Cencora Inc.	4.850%	12/15/29	100	102
	Cencora Inc.	2.700%	3/15/31	250	226
	Cencora Inc.	5.125%	2/15/34	100	101
	Cencora Inc.	5.150%	2/15/35	125	126
	Cencora Inc.	4.300%	12/15/47	175	141
	Centene Corp.	4.250%	12/15/27	474	467
	Centene Corp.	2.450%	7/15/28	467	434
	Centene Corp.	4.625%	12/15/29	736	716
	Centene Corp.	3.375%	2/15/30	110	101
	Centene Corp.	3.000%	10/15/30	407	364
	Centene Corp.	2.500%	3/1/31	395	340
	Centene Corp.	2.625%	8/1/31	254	218
	Children's Health System of Texas	2.511%	8/15/50	300	175
	Children's Hospital Corp.	4.115%	1/1/47	75	61
	Children's Hospital Corp.	2.585%	2/1/50	50	30
	Children's Hospital Medical Center	4.268%	5/15/44	50	42
	CHRISTUS Health	4.341%	7/1/28	200	200
	Cigna Group	3.400%	3/1/27	275	271
	Cigna Group	7.875%	5/15/27	41	43
	Cigna Group	4.375%	10/15/28	610	611
	Cigna Group	5.000%	5/15/29	200	204
	Cigna Group	2.400%	3/15/30	231	211
	Cigna Group	2.375%	3/15/31	250	222
	Cigna Group	5.125%	5/15/31	150	154
	Cigna Group	5.250%	2/15/34	200	203
	Cigna Group	4.800%	8/15/38	415	390
	Cigna Group	3.200%	3/15/40	150	115
	Cigna Group	6.125%	11/15/41	92	96
	Cigna Group	4.800%	7/15/46	400	348
	Cigna Group	3.875%	10/15/47	170	128
	Cigna Group	4.900%	12/15/48	545	476
	Cigna Group	3.400%	3/15/50	375	254
	Cigna Group	5.600%	2/15/54	225	215
	City of Hope	5.623%	11/15/43	75	72
	City of Hope	4.378%	8/15/48	100	79
	Cleveland Clinic Foundation	4.858%	1/1/14	100	84
	CommonSpirit Health	2.782%	10/1/30	500	458
	CommonSpirit Health	5.205%	12/1/31	150	154
	CommonSpirit Health	5.318%	12/1/34	125	126
[3]	CommonSpirit Health	4.350%	11/1/42	225	189
	CommonSpirit Health	3.817%	10/1/49	50	37
	CommonSpirit Health	4.187%	10/1/49	150	116
	CommonSpirit Health	5.548%	12/1/54	100	94
	Community Health Network Inc.	3.099%	5/1/50	140	88
	Cottage Health Obligated Group	3.304%	11/1/49	100	69
	CVS Health Corp.	3.000%	8/15/26	450	443

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CVS Health Corp.	1.300%	8/21/27	600	562
CVS Health Corp.	4.300%	3/25/28	677	674
CVS Health Corp.	5.000%	1/30/29	470	477
CVS Health Corp.	5.400%	6/1/29	350	360
CVS Health Corp.	3.250%	8/15/29	360	342
CVS Health Corp.	5.125%	2/21/30	250	255
CVS Health Corp.	1.750%	8/21/30	350	302
CVS Health Corp.	5.250%	1/30/31	100	102
CVS Health Corp.	1.875%	2/28/31	350	300
CVS Health Corp.	5.550%	6/1/31	175	182
CVS Health Corp.	5.250%	2/21/33	250	252
CVS Health Corp.	5.300%	6/1/33	225	227
CVS Health Corp.	5.700%	6/1/34	225	232
CVS Health Corp.	4.875%	7/20/35	125	120
CVS Health Corp.	4.780%	3/25/38	1,025	940
CVS Health Corp.	6.125%	9/15/39	75	77
CVS Health Corp.	4.125%	4/1/40	85	71
CVS Health Corp.	5.300%	12/5/43	75	68
CVS Health Corp.	5.125%	7/20/45	700	619
CVS Health Corp.	5.050%	3/25/48	1,535	1,326
CVS Health Corp.	5.625%	2/21/53	220	203
CVS Health Corp.	5.875%	6/1/53	118	113
CVS Health Corp.	6.050%	6/1/54	175	171
CVS Health Corp.	6.000%	6/1/63	135	129
Danaher Corp.	4.375%	9/15/45	75	65
Danaher Corp.	2.600%	10/1/50	500	301
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	77
DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	137
DH Europe Finance II Sarl	2.600%	11/15/29	150	140
DH Europe Finance II Sarl	3.250%	11/15/39	175	140
Dignity Health	4.500%	11/1/42	100	84
Dignity Health	5.267%	11/1/64	50	44
Duke University Health System Inc.	3.920%	6/1/47	100	79
Edwards Lifesciences Corp.	4.300%	6/15/28	100	100
Elevance Health Inc.	4.500%	10/30/26	70	70
Elevance Health Inc.	3.650%	12/1/27	500	494
Elevance Health Inc.	5.150%	6/15/29	115	118
Elevance Health Inc.	4.750%	2/15/30	70	71
Elevance Health Inc.	2.250%	5/15/30	530	478
Elevance Health Inc.	2.550%	3/15/31	650	584
Elevance Health Inc.	4.950%	11/1/31	55	56
Elevance Health Inc.	5.500%	10/15/32	250	261
Elevance Health Inc.	4.750%	2/15/33	200	199
Elevance Health Inc.	5.375%	6/15/34	175	179
Elevance Health Inc.	5.950%	12/15/34	1	1
Elevance Health Inc.	5.200%	2/15/35	265	268
Elevance Health Inc.	5.850%	1/15/36	75	79
Elevance Health Inc.	6.375%	6/15/37	50	54
Elevance Health Inc.	4.650%	1/15/43	775	679
Elevance Health Inc.	4.375%	12/1/47	261	213
Elevance Health Inc.	4.550%	3/1/48	155	129
Elevance Health Inc.	3.125%	5/15/50	200	130
Elevance Health Inc.	4.550%	5/15/52	200	164
Elevance Health Inc.	5.125%	2/15/53	200	178
Elevance Health Inc.	5.650%	6/15/54	175	168
Elevance Health Inc.	4.850%	8/15/54	30	25
Elevance Health Inc.	5.700%	2/15/55	240	232
Elevance Health Inc.	5.850%	11/1/64	140	136
Eli Lilly & Co.	4.500%	2/9/27	500	504
Eli Lilly & Co.	4.150%	8/14/27	75	75
Eli Lilly & Co.	4.550%	2/12/28	200	203
Eli Lilly & Co.	4.500%	2/9/29	200	203
Eli Lilly & Co.	3.375%	3/15/29	92	90
Eli Lilly & Co.	4.200%	8/14/29	177	178
Eli Lilly & Co.	4.750%	2/12/30	200	205
Eli Lilly & Co.	4.900%	2/12/32	200	205
Eli Lilly & Co.	4.700%	2/9/34	275	275
Eli Lilly & Co.	4.600%	8/14/34	225	223
Eli Lilly & Co.	2.250%	5/15/50	450	257
Eli Lilly & Co.	4.875%	2/27/53	50	46

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	5.000%	2/9/54	400	374
	Eli Lilly & Co.	5.050%	8/14/54	75	70
	Eli Lilly & Co.	5.500%	2/12/55	400	403
	Eli Lilly & Co.	2.500%	9/15/60	500	276
	Eli Lilly & Co.	4.950%	2/27/63	250	227
	Eli Lilly & Co.	5.100%	2/9/64	450	418
	Eli Lilly & Co.	5.200%	8/14/64	75	71
	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	75	56
	GE HealthCare Technologies Inc.	5.650%	11/15/27	200	206
	GE HealthCare Technologies Inc.	4.800%	8/14/29	300	304
	GE HealthCare Technologies Inc.	4.800%	1/15/31	125	126
	GE HealthCare Technologies Inc.	5.905%	11/22/32	250	266
	GE HealthCare Technologies Inc.	5.500%	6/15/35	150	154
	GE HealthCare Technologies Inc.	6.377%	11/22/52	150	162
	Gilead Sciences Inc.	2.950%	3/1/27	525	516
	Gilead Sciences Inc.	4.800%	11/15/29	125	128
	Gilead Sciences Inc.	5.250%	10/15/33	100	103
	Gilead Sciences Inc.	5.100%	6/15/35	175	177
	Gilead Sciences Inc.	4.600%	9/1/35	575	559
	Gilead Sciences Inc.	4.000%	9/1/36	150	137
	Gilead Sciences Inc.	5.650%	12/1/41	175	178
	Gilead Sciences Inc.	4.800%	4/1/44	400	365
	Gilead Sciences Inc.	4.750%	3/1/46	455	407
	Gilead Sciences Inc.	2.800%	10/1/50	525	330
	Gilead Sciences Inc.	5.550%	10/15/53	100	99
	Gilead Sciences Inc.	5.500%	11/15/54	225	221
	Gilead Sciences Inc.	5.600%	11/15/64	200	197
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	373
	GlaxoSmithKline Capital Inc.	4.500%	4/15/30	147	148
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	89
	GlaxoSmithKline Capital Inc.	4.875%	4/15/35	174	174
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	611
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	86
	GlaxoSmithKline Capital plc	4.315%	3/12/27	131	132
	GlaxoSmithKline Capital plc	3.375%	6/1/29	175	170
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	175
	Hackensack Meridian Health Inc.	4.211%	7/1/48	75	61
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	41
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	75	52
	HCA Inc.	4.500%	2/15/27	125	125
	HCA Inc.	5.000%	3/1/28	125	127
	HCA Inc.	5.200%	6/1/28	177	181
	HCA Inc.	5.625%	9/1/28	275	283
	HCA Inc.	4.125%	6/15/29	330	324
	HCA Inc.	5.250%	3/1/30	150	154
	HCA Inc.	3.500%	9/1/30	500	473
	HCA Inc.	5.450%	4/1/31	325	335
	HCA Inc.	2.375%	7/15/31	150	131
	HCA Inc.	5.500%	3/1/32	150	155
	HCA Inc.	3.625%	3/15/32	250	230
	HCA Inc.	5.500%	6/1/33	221	226
	HCA Inc.	5.600%	4/1/34	225	230
	HCA Inc.	5.450%	9/15/34	225	227
	HCA Inc.	5.750%	3/1/35	250	257
	HCA Inc.	5.125%	6/15/39	200	188
	HCA Inc.	4.375%	3/15/42	250	208
	HCA Inc.	5.500%	6/15/47	325	302
	HCA Inc.	5.250%	6/15/49	350	311
	HCA Inc.	3.500%	7/15/51	200	133
	HCA Inc.	4.625%	3/15/52	300	241
	HCA Inc.	5.900%	6/1/53	177	171
	HCA Inc.	6.000%	4/1/54	288	282
	HCA Inc.	5.950%	9/15/54	312	303
	HCA Inc.	6.200%	3/1/55	225	226
	HCA Inc.	6.100%	4/1/64	150	146
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	100	76
	Humana Inc.	1.350%	2/3/27	200	191
	Humana Inc.	3.950%	3/15/27	150	149
	Humana Inc.	5.750%	12/1/28	100	104
	Humana Inc.	3.700%	3/23/29	100	97

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humana Inc.	4.875%	4/1/30	135	136
	Humana Inc.	5.375%	4/15/31	270	276
	Humana Inc.	2.150%	2/3/32	200	168
	Humana Inc.	5.950%	3/15/34	200	208
	Humana Inc.	5.550%	5/1/35	200	201
	Humana Inc.	4.625%	12/1/42	110	92
	Humana Inc.	4.950%	10/1/44	270	233
	Humana Inc.	3.950%	8/15/49	40	29
	Humana Inc.	5.500%	3/15/53	200	180
	Humana Inc.	5.750%	4/15/54	125	116
	Illumina Inc.	4.650%	9/9/26	50	50
	Illumina Inc.	2.550%	3/23/31	150	132
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	75	59
	Iowa Health System	3.665%	2/15/50	125	91
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	98
	Johnson & Johnson	4.500%	3/1/27	118	119
	Johnson & Johnson	2.950%	3/3/27	200	197
	Johnson & Johnson	0.950%	9/1/27	300	282
	Johnson & Johnson	2.900%	1/15/28	275	269
	Johnson & Johnson	4.550%	3/1/28	138	140
	Johnson & Johnson	4.700%	3/1/30	172	176
	Johnson & Johnson	1.300%	9/1/30	375	326
	Johnson & Johnson	4.850%	3/1/32	245	252
	Johnson & Johnson	4.950%	5/15/33	150	155
	Johnson & Johnson	5.000%	3/1/35	364	373
	Johnson & Johnson	3.550%	3/1/36	175	158
	Johnson & Johnson	3.625%	3/3/37	300	268
	Johnson & Johnson	5.950%	8/15/37	200	221
	Johnson & Johnson	3.400%	1/15/38	150	129
	Johnson & Johnson	2.100%	9/1/40	250	172
	Johnson & Johnson	4.500%	9/1/40	150	143
	Johnson & Johnson	4.850%	5/15/41	75	74
	Johnson & Johnson	4.500%	12/5/43	200	185
	Johnson & Johnson	3.700%	3/1/46	400	321
	Johnson & Johnson	3.750%	3/3/47	250	200
	Johnson & Johnson	2.250%	9/1/50	400	234
	Johnson & Johnson	5.250%	6/1/54	150	149
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	98
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	179
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	218
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	123
	Kaiser Foundation Hospitals	3.266%	11/1/49	175	121
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	162
	Koninklijke Philips NV	6.875%	3/11/38	100	110
	Koninklijke Philips NV	5.000%	3/15/42	150	135
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	99
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	118
	Laboratory Corp. of America Holdings	4.350%	4/1/30	100	99
	Laboratory Corp. of America Holdings	2.700%	6/1/31	50	45
	Laboratory Corp. of America Holdings	4.550%	4/1/32	150	148
	Laboratory Corp. of America Holdings	4.800%	10/1/34	150	147
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	171
	Mass General Brigham Inc.	3.342%	7/1/60	250	163
	Mayo Clinic	3.774%	11/15/43	75	61
	Mayo Clinic	4.128%	11/15/52	50	40
	Mayo Clinic	3.196%	11/15/61	250	157
	McKesson Corp.	4.900%	7/15/28	24	24
	McKesson Corp.	4.250%	9/15/29	100	100
	McKesson Corp.	4.650%	5/30/30	300	302
	McKesson Corp.	4.950%	5/30/32	250	253
	McKesson Corp.	5.100%	7/15/33	100	102
	McKesson Corp.	5.250%	5/30/35	200	203
	McLaren Health Care Corp.	4.386%	5/15/48	50	41
[3]	MedStar Health Inc.	3.626%	8/15/49	75	53
	Medtronic Inc.	4.375%	3/15/35	511	494
	Medtronic Inc.	4.625%	3/15/45	244	219
	Memorial Health Services	3.447%	11/1/49	100	71
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	65
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	119
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	100	80

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	1.700%	6/10/27	400	383
	Merck & Co. Inc.	4.050%	5/17/28	100	100
	Merck & Co. Inc.	1.900%	12/10/28	400	373
	Merck & Co. Inc.	3.400%	3/7/29	375	366
	Merck & Co. Inc.	4.300%	5/17/30	133	134
	Merck & Co. Inc.	1.450%	6/24/30	210	184
	Merck & Co. Inc.	2.150%	12/10/31	450	393
	Merck & Co. Inc.	4.500%	5/17/33	265	264
	Merck & Co. Inc.	6.500%	12/1/33	125	142
	Merck & Co. Inc.	3.900%	3/7/39	200	176
	Merck & Co. Inc.	3.600%	9/15/42	100	79
	Merck & Co. Inc.	4.150%	5/18/43	200	171
	Merck & Co. Inc.	4.900%	5/17/44	133	124
	Merck & Co. Inc.	3.700%	2/10/45	525	414
	Merck & Co. Inc.	4.000%	3/7/49	300	239
	Merck & Co. Inc.	2.750%	12/10/51	300	184
	Merck & Co. Inc.	5.000%	5/17/53	265	244
	Merck & Co. Inc.	2.900%	12/10/61	125	73
	Merck & Co. Inc.	5.150%	5/17/63	177	163
	Methodist Hospital	2.705%	12/1/50	300	183
[3]	Montefiore Obligated Group	5.246%	11/1/48	150	122
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	75	55
	Mount Sinai Hospital	3.391%	7/1/50	300	185
	Mylan Inc.	5.400%	11/29/43	100	84
	Mylan Inc.	5.200%	4/15/48	175	139
	New York & Presbyterian Hospital	4.024%	8/1/45	130	106
	New York & Presbyterian Hospital	4.063%	8/1/56	75	58
	New York & Presbyterian Hospital	2.606%	8/1/60	100	55
	New York & Presbyterian Hospital	3.954%	8/1/19	125	86
	Northwell Healthcare Inc.	3.979%	11/1/46	100	77
	Northwell Healthcare Inc.	4.260%	11/1/47	200	159
	Northwell Healthcare Inc.	3.809%	11/1/49	100	72
	Novant Health Inc.	2.637%	11/1/36	250	197
	Novant Health Inc.	3.318%	11/1/61	100	63
	Novartis Capital Corp.	2.000%	2/14/27	525	510
	Novartis Capital Corp.	3.100%	5/17/27	175	172
	Novartis Capital Corp.	3.800%	9/18/29	150	149
	Novartis Capital Corp.	2.200%	8/14/30	410	373
	Novartis Capital Corp.	4.000%	9/18/31	100	99
	Novartis Capital Corp.	4.200%	9/18/34	150	145
	Novartis Capital Corp.	3.700%	9/21/42	100	82
	Novartis Capital Corp.	4.400%	5/6/44	375	334
	Novartis Capital Corp.	4.000%	11/20/45	225	188
	Novartis Capital Corp.	2.750%	8/14/50	75	48
	Novartis Capital Corp.	4.700%	9/18/54	225	201
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	6
	NYU Langone Hospitals	4.784%	7/1/44	100	90
[3]	NYU Langone Hospitals	4.368%	7/1/47	110	94
	NYU Langone Hospitals	3.380%	7/1/55	200	135
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	50	41
[3]	OhioHealth Corp.	3.042%	11/15/50	100	68
	Orlando Health Obligated Group	5.475%	10/1/35	75	77
	Orlando Health Obligated Group	4.089%	10/1/48	50	40
	PeaceHealth Obligated Group	4.787%	11/15/48	75	62
	PeaceHealth Obligated Group	3.218%	11/15/50	200	125
	Pfizer Inc.	3.600%	9/15/28	100	99
	Pfizer Inc.	3.450%	3/15/29	375	367
	Pfizer Inc.	2.625%	4/1/30	300	279
	Pfizer Inc.	1.700%	5/28/30	225	199
	Pfizer Inc.	1.750%	8/18/31	200	173
	Pfizer Inc.	4.100%	9/15/38	150	135
	Pfizer Inc.	3.900%	3/15/39	125	109
	Pfizer Inc.	7.200%	3/15/39	425	504
	Pfizer Inc.	2.550%	5/28/40	200	143
	Pfizer Inc.	4.300%	6/15/43	125	108
	Pfizer Inc.	4.400%	5/15/44	200	175
	Pfizer Inc.	4.125%	12/15/46	250	205
	Pfizer Inc.	4.200%	9/15/48	150	123
	Pfizer Inc.	4.000%	3/15/49	175	138
	Pfizer Inc.	2.700%	5/28/50	450	279

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	707	713
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	527	534
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	684	683
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	525	501
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,061	1,002
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	607	563
	Pharmacia LLC	6.600%	12/1/28	175	188
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	49
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	139
	Providence St. Joseph Health Obligated Group	5.369%	10/1/32	200	203
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	200	202
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	55
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	56
	Quest Diagnostics Inc.	4.600%	12/15/27	100	101
	Quest Diagnostics Inc.	4.200%	6/30/29	140	139
	Quest Diagnostics Inc.	4.625%	12/15/29	125	126
	Quest Diagnostics Inc.	2.950%	6/30/30	160	149
	Quest Diagnostics Inc.	2.800%	6/30/31	125	113
	Quest Diagnostics Inc.	5.000%	12/15/34	150	149
	Quest Diagnostics Inc.	5.750%	1/30/40	13	13
	Quest Diagnostics Inc.	4.700%	3/30/45	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	434
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	50	30
	Revvity Inc.	1.900%	9/15/28	250	232
	Revvity Inc.	3.625%	3/15/51	150	103
	Royalty Pharma plc	5.150%	9/2/29	100	102
	Royalty Pharma plc	2.200%	9/2/30	300	266
	Royalty Pharma plc	3.550%	9/2/50	350	237
	Royalty Pharma plc	3.350%	9/2/51	250	162
	Rush Obligated Group	3.922%	11/15/29	75	74
	Sanofi SA	3.625%	6/19/28	225	223
	Seattle Children's Hospital	2.719%	10/1/50	200	123
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	14	14
	Smith & Nephew plc	5.150%	3/20/27	100	101
	Smith & Nephew plc	2.032%	10/14/30	300	263
	Solventum Corp.	5.450%	2/25/27	100	102
	Solventum Corp.	5.400%	3/1/29	150	154
	Solventum Corp.	5.450%	3/13/31	175	182
	Solventum Corp.	5.600%	3/23/34	365	376
	Solventum Corp.	5.900%	4/30/54	225	225
	Solventum Corp.	6.000%	5/15/64	50	50
	SSM Health Care Corp.	3.823%	6/1/27	100	99
	SSM Health Care Corp.	4.894%	6/1/28	200	203
	Stanford Health Care	3.795%	11/15/48	75	57
	Stryker Corp.	4.550%	2/10/27	200	201
	Stryker Corp.	4.700%	2/10/28	200	203
	Stryker Corp.	3.650%	3/7/28	50	49
	Stryker Corp.	4.250%	9/11/29	150	150
	Stryker Corp.	4.850%	2/10/30	175	179
	Stryker Corp.	4.625%	9/11/34	100	98
	Stryker Corp.	5.200%	2/10/35	179	182
	Stryker Corp.	4.100%	4/1/43	75	62
	Stryker Corp.	4.375%	5/15/44	50	43
	Stryker Corp.	4.625%	3/15/46	200	177
	Sutter Health	3.695%	8/15/28	75	74
	Sutter Health	5.164%	8/15/33	75	76
	Sutter Health	4.091%	8/15/48	75	60
	Sutter Health	3.361%	8/15/50	125	87
	Sutter Health	5.547%	8/15/53	75	74
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	605	616
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	200	203
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	350	261
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	485	317
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/54	200	194
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	127
[4]	Takeda US Financing Inc.	5.200%	7/7/35	275	275
	Texas Health Resources	2.328%	11/15/50	300	168
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	100	101
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	200	202
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	200	187

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	150	154
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	872
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	200	204
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	179
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	180
	Trinity Health Corp.	4.125%	12/1/45	85	70
	UnitedHealth Group Inc.	4.750%	7/15/26	125	125
	UnitedHealth Group Inc.	3.375%	4/15/27	350	345
	UnitedHealth Group Inc.	3.700%	5/15/27	120	119
	UnitedHealth Group Inc.	2.950%	10/15/27	150	146
	UnitedHealth Group Inc.	5.250%	2/15/28	375	385
	UnitedHealth Group Inc.	4.400%	6/15/28	50	50
	UnitedHealth Group Inc.	3.875%	12/15/28	150	148
	UnitedHealth Group Inc.	4.250%	1/15/29	200	200
	UnitedHealth Group Inc.	2.875%	8/15/29	150	142
	UnitedHealth Group Inc.	4.800%	1/15/30	195	198
	UnitedHealth Group Inc.	2.000%	5/15/30	755	676
	UnitedHealth Group Inc.	4.650%	1/15/31	125	126
	UnitedHealth Group Inc.	4.900%	4/15/31	200	203
	UnitedHealth Group Inc.	2.300%	5/15/31	650	574
	UnitedHealth Group Inc.	4.950%	1/15/32	155	157
	UnitedHealth Group Inc.	4.200%	5/15/32	250	242
	UnitedHealth Group Inc.	5.350%	2/15/33	375	386
	UnitedHealth Group Inc.	4.500%	4/15/33	200	195
	UnitedHealth Group Inc.	5.000%	4/15/34	450	450
	UnitedHealth Group Inc.	5.150%	7/15/34	395	399
	UnitedHealth Group Inc.	5.300%	6/15/35	194	198
	UnitedHealth Group Inc.	4.625%	7/15/35	175	169
	UnitedHealth Group Inc.	6.500%	6/15/37	50	55
	UnitedHealth Group Inc.	6.625%	11/15/37	125	139
	UnitedHealth Group Inc.	6.875%	2/15/38	245	278
	UnitedHealth Group Inc.	3.500%	8/15/39	140	113
	UnitedHealth Group Inc.	2.750%	5/15/40	200	145
	UnitedHealth Group Inc.	5.950%	2/15/41	60	62
	UnitedHealth Group Inc.	3.050%	5/15/41	300	220
	UnitedHealth Group Inc.	4.625%	11/15/41	110	99
	UnitedHealth Group Inc.	4.375%	3/15/42	50	43
	UnitedHealth Group Inc.	3.950%	10/15/42	175	142
	UnitedHealth Group Inc.	4.250%	3/15/43	125	105
	UnitedHealth Group Inc.	5.500%	7/15/44	195	190
	UnitedHealth Group Inc.	4.750%	7/15/45	305	270
	UnitedHealth Group Inc.	4.200%	1/15/47	210	169
	UnitedHealth Group Inc.	4.250%	4/15/47	290	235
	UnitedHealth Group Inc.	4.250%	6/15/48	300	241
	UnitedHealth Group Inc.	4.450%	12/15/48	150	124
	UnitedHealth Group Inc.	3.700%	8/15/49	310	226
	UnitedHealth Group Inc.	3.250%	5/15/51	750	497
	UnitedHealth Group Inc.	4.750%	5/15/52	200	171
	UnitedHealth Group Inc.	5.875%	2/15/53	200	200
	UnitedHealth Group Inc.	5.050%	4/15/53	269	240
	UnitedHealth Group Inc.	5.375%	4/15/54	325	304
	UnitedHealth Group Inc.	5.625%	7/15/54	475	461
	UnitedHealth Group Inc.	5.950%	6/15/55	125	127
	UnitedHealth Group Inc.	3.875%	8/15/59	420	296
	UnitedHealth Group Inc.	3.125%	5/15/60	250	150
	UnitedHealth Group Inc.	6.050%	2/15/63	200	203
	UnitedHealth Group Inc.	5.200%	4/15/63	300	267
	UnitedHealth Group Inc.	5.500%	4/15/64	200	187
	UnitedHealth Group Inc.	5.750%	7/15/64	320	311
	Universal Health Services Inc.	4.625%	10/15/29	100	99
	Universal Health Services Inc.	2.650%	10/15/30	300	267
	Universal Health Services Inc.	5.050%	10/15/34	75	72
	UPMC	5.035%	5/15/33	150	150
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	182
	Viatris Inc.	2.300%	6/22/27	175	167
	Viatris Inc.	4.000%	6/22/50	275	183
	WakeMed	3.286%	10/1/52	200	135
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	50	43
	Wyeth LLC	6.500%	2/1/34	150	167
	Wyeth LLC	6.000%	2/15/36	85	91

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wyeth LLC	5.950%	4/1/37	385	411
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	100	103
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	350	309
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	22	22
	Zimmer Biomet Holdings Inc.	5.500%	2/19/35	125	128
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	50
	Zoetis Inc.	3.000%	9/12/27	150	146
	Zoetis Inc.	3.900%	8/20/28	100	99
	Zoetis Inc.	2.000%	5/15/30	150	135
	Zoetis Inc.	5.600%	11/16/32	250	264
	Zoetis Inc.	4.700%	2/1/43	175	160
	Zoetis Inc.	3.950%	9/12/47	150	120
	Zoetis Inc.	4.450%	8/20/48	75	63
					135,958
Industrials (1.9%)
	3M Co.	2.250%	9/19/26	150	146
	3M Co.	2.875%	10/15/27	125	121
	3M Co.	3.375%	3/1/29	150	145
	3M Co.	2.375%	8/26/29	360	334
	3M Co.	4.800%	3/15/30	365	371
	3M Co.	3.125%	9/19/46	75	51
	3M Co.	3.625%	10/15/47	100	74
	3M Co.	4.000%	9/14/48	150	119
	3M Co.	3.250%	8/26/49	320	217
	3M Co.	3.700%	4/15/50	125	92
	AGCO Corp.	5.450%	3/21/27	70	71
	AGCO Corp.	5.800%	3/21/34	125	127
	Allegion plc	3.500%	10/1/29	75	72
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	172
	Allegion US Holding Co. Inc.	5.600%	5/29/34	130	134
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	307	273
[3]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	32	31
[3]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	89	87
[3]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	90	85
[3]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	31	30
[3]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	36	33
	Amphenol Corp.	5.050%	4/5/27	50	51
	Amphenol Corp.	4.375%	6/12/28	150	151
	Amphenol Corp.	4.350%	6/1/29	100	100
	Amphenol Corp.	2.800%	2/15/30	275	258
	Amphenol Corp.	2.200%	9/15/31	100	88
	Amphenol Corp.	5.250%	4/5/34	200	206
	Amphenol Corp.	5.000%	1/15/35	150	152
	Amphenol Corp.	5.375%	11/15/54	50	49
	Automatic Data Processing Inc.	1.700%	5/15/28	200	188
	Automatic Data Processing Inc.	1.250%	9/1/30	260	225
	Automatic Data Processing Inc.	4.750%	5/8/32	240	244
	Block Financial LLC	3.875%	8/15/30	200	190
	Boeing Co.	2.700%	2/1/27	195	189
	Boeing Co.	2.800%	3/1/27	50	49
	Boeing Co.	5.040%	5/1/27	360	363
	Boeing Co.	6.259%	5/1/27	200	206
	Boeing Co.	3.250%	3/1/28	100	97
	Boeing Co.	3.450%	11/1/28	250	241
	Boeing Co.	3.200%	3/1/29	200	190
	Boeing Co.	6.298%	5/1/29	605	640
	Boeing Co.	2.950%	2/1/30	190	176
	Boeing Co.	5.150%	5/1/30	907	924
	Boeing Co.	6.388%	5/1/31	200	215
	Boeing Co.	6.125%	2/15/33	75	79
	Boeing Co.	3.600%	5/1/34	150	132
	Boeing Co.	6.528%	5/1/34	450	489
	Boeing Co.	3.250%	2/1/35	190	160
	Boeing Co.	3.550%	3/1/38	50	40
	Boeing Co.	3.500%	3/1/39	75	58
	Boeing Co.	6.875%	3/15/39	100	109
	Boeing Co.	5.875%	2/15/40	75	75
	Boeing Co.	5.705%	5/1/40	640	631
	Boeing Co.	3.375%	6/15/46	75	51

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	3.650%	3/1/47	55	38
Boeing Co.	3.625%	3/1/48	75	52
Boeing Co.	3.850%	11/1/48	60	43
Boeing Co.	3.900%	5/1/49	100	72
Boeing Co.	3.750%	2/1/50	250	177
Boeing Co.	5.805%	5/1/50	1,320	1,266
Boeing Co.	6.858%	5/1/54	450	493
Boeing Co.	3.950%	8/1/59	75	51
Boeing Co.	5.930%	5/1/60	550	523
Boeing Co.	7.008%	5/1/64	275	302
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	222
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	138
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	120
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	248
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	221
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	175
Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	154
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	120
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	93
Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	221
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	68
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	120
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	103
Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	303
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	165
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	294
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	133
Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	126
Burlington Northern Santa Fe LLC	4.450%	1/15/53	175	148
Burlington Northern Santa Fe LLC	5.200%	4/15/54	525	497
Burlington Northern Santa Fe LLC	5.500%	3/15/55	484	479
Burlington Northern Santa Fe LLC	5.800%	3/15/56	350	360
Canadian National Railway Co.	6.250%	8/1/34	75	82
Canadian National Railway Co.	6.200%	6/1/36	75	82
Canadian National Railway Co.	6.375%	11/15/37	100	111
Canadian National Railway Co.	3.200%	8/2/46	100	71
Canadian National Railway Co.	2.450%	5/1/50	105	62
Canadian Pacific Railway Co.	2.875%	11/15/29	100	94
Canadian Pacific Railway Co.	2.050%	3/5/30	200	180
Canadian Pacific Railway Co.	4.800%	3/30/30	102	104
Canadian Pacific Railway Co.	7.125%	10/15/31	100	112
Canadian Pacific Railway Co.	2.450%	12/2/31	350	307
Canadian Pacific Railway Co.	5.200%	3/30/35	97	98
Canadian Pacific Railway Co.	5.950%	5/15/37	80	85
Canadian Pacific Railway Co.	3.000%	12/2/41	178	129
Canadian Pacific Railway Co.	4.300%	5/15/43	75	64
Canadian Pacific Railway Co.	4.950%	8/15/45	125	114
Canadian Pacific Railway Co.	4.700%	5/1/48	31	27
Canadian Pacific Railway Co.	3.500%	5/1/50	100	71
Canadian Pacific Railway Co.	3.100%	12/2/51	500	329
Canadian Pacific Railway Co.	6.125%	9/15/15	120	122
Carrier Global Corp.	2.493%	2/15/27	250	243
Carrier Global Corp.	2.722%	2/15/30	355	330
Carrier Global Corp.	2.700%	2/15/31	85	77
Carrier Global Corp.	5.900%	3/15/34	395	421
Carrier Global Corp.	3.377%	4/5/40	300	238
Carrier Global Corp.	3.577%	4/5/50	126	93
Carrier Global Corp.	6.200%	3/15/54	159	170
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	98
Caterpillar Financial Services Corp.	1.150%	9/14/26	200	193
Caterpillar Financial Services Corp.	4.450%	10/16/26	200	201
Caterpillar Financial Services Corp.	4.500%	1/7/27	150	151
Caterpillar Financial Services Corp.	1.700%	1/8/27	200	193
Caterpillar Financial Services Corp.	3.600%	8/12/27	300	297
Caterpillar Financial Services Corp.	4.400%	10/15/27	175	176
Caterpillar Financial Services Corp.	4.600%	11/15/27	150	152
Caterpillar Financial Services Corp.	4.400%	3/3/28	132	133
Caterpillar Financial Services Corp.	4.700%	11/15/29	150	153
Caterpillar Financial Services Corp.	4.800%	1/8/30	100	102
Caterpillar Inc.	2.600%	9/19/29	200	188

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	2.600%	4/9/30	120	112
	Caterpillar Inc.	5.200%	5/15/35	100	102
	Caterpillar Inc.	6.050%	8/15/36	100	109
	Caterpillar Inc.	3.803%	8/15/42	243	201
	Caterpillar Inc.	3.250%	9/19/49	200	140
	Caterpillar Inc.	3.250%	4/9/50	200	140
	Caterpillar Inc.	5.500%	5/15/55	50	50
	Caterpillar Inc.	4.750%	5/15/64	100	88
	Cintas Corp. No. 2	3.700%	4/1/27	175	174
	Cintas Corp. No. 2	4.200%	5/1/28	150	150
	Cintas Corp. No. 2	4.000%	5/1/32	150	145
	CNH Industrial Capital LLC	1.450%	7/15/26	200	194
	CNH Industrial Capital LLC	4.500%	10/8/27	100	100
	CNH Industrial Capital LLC	5.100%	4/20/29	265	270
	CNH Industrial NV	3.850%	11/15/27	100	99
	CSX Corp.	3.250%	6/1/27	150	148
	CSX Corp.	3.800%	3/1/28	350	347
	CSX Corp.	4.250%	3/15/29	200	200
	CSX Corp.	2.400%	2/15/30	172	159
	CSX Corp.	4.100%	11/15/32	187	181
	CSX Corp.	5.200%	11/15/33	100	103
	CSX Corp.	5.050%	6/15/35	410	412
	CSX Corp.	6.220%	4/30/40	152	164
	CSX Corp.	5.500%	4/15/41	225	225
	CSX Corp.	4.750%	5/30/42	210	192
	CSX Corp.	4.100%	3/15/44	150	125
	CSX Corp.	3.800%	11/1/46	140	109
	CSX Corp.	4.300%	3/1/48	250	208
	CSX Corp.	4.750%	11/15/48	70	62
	CSX Corp.	4.500%	3/15/49	125	106
	CSX Corp.	3.350%	9/15/49	265	185
	CSX Corp.	4.500%	11/15/52	162	137
	CSX Corp.	4.500%	8/1/54	25	21
	CSX Corp.	4.250%	11/1/66	150	116
	CSX Corp.	4.650%	3/1/68	75	62
	Cummins Inc.	4.250%	5/9/28	100	100
	Cummins Inc.	4.900%	2/20/29	100	102
	Cummins Inc.	4.700%	2/15/31	300	302
	Cummins Inc.	5.150%	2/20/34	200	204
	Cummins Inc.	5.300%	5/9/35	200	203
	Cummins Inc.	2.600%	9/1/50	200	119
	Cummins Inc.	5.450%	2/20/54	200	194
	Deere & Co.	5.375%	10/16/29	125	131
	Deere & Co.	5.450%	1/16/35	150	156
	Deere & Co.	2.875%	9/7/49	200	131
	Deere & Co.	3.750%	4/15/50	175	136
	Deere & Co.	5.700%	1/19/55	100	103
	Delta Air Lines Inc.	4.950%	7/10/28	154	155
	Delta Air Lines Inc.	5.250%	7/10/30	118	119
[3]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/29	105	100
	Dover Corp.	2.950%	11/4/29	75	71
	Eaton Capital ULC	4.450%	5/9/30	200	201
	Eaton Corp.	3.103%	9/15/27	128	126
	Eaton Corp.	4.150%	3/15/33	236	229
	Eaton Corp.	4.150%	11/2/42	150	129
	Eaton Corp.	4.700%	8/23/52	42	37
	Embraer Netherlands Finance BV	5.980%	2/11/35	100	103
	Emerson Electric Co.	0.875%	10/15/26	475	456
	Emerson Electric Co.	2.000%	12/21/28	200	186
	Emerson Electric Co.	1.950%	10/15/30	100	89
	Emerson Electric Co.	2.200%	12/21/31	200	176
	Emerson Electric Co.	2.750%	10/15/50	150	94
	Emerson Electric Co.	2.800%	12/21/51	200	126
[3]	Federal Express Corp. Pass Through Trusts Series 2020-1	1.875%	8/20/35	380	328
[6]	FedEx Corp.	4.250%	5/15/30	100	98
[6]	FedEx Corp.	3.900%	2/1/35	200	179
[6]	FedEx Corp.	4.750%	11/15/45	250	209
[6]	FedEx Corp.	4.550%	4/1/46	225	183
[6]	FedEx Corp.	4.400%	1/15/47	125	98
[6]	FedEx Corp.	4.050%	2/15/48	200	148

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	FedEx Corp.	4.950%	10/17/48	150	127
[6]	FedEx Corp.	5.250%	5/15/50	250	221
	Fortive Corp.	4.300%	6/15/46	100	82
	General Dynamics Corp.	3.500%	4/1/27	100	99
	General Dynamics Corp.	2.625%	11/15/27	200	194
	General Dynamics Corp.	3.750%	5/15/28	200	199
	General Dynamics Corp.	3.625%	4/1/30	200	195
	General Dynamics Corp.	4.950%	8/15/35	125	125
	General Dynamics Corp.	3.600%	11/15/42	100	80
	General Electric Co.	6.750%	3/15/32	240	272
	GXO Logistics Inc.	2.650%	7/15/31	250	218
	GXO Logistics Inc.	6.500%	5/6/34	90	94
	HEICO Corp.	5.350%	8/1/33	265	271
	Hexcel Corp.	4.200%	2/15/27	72	71
	Honeywell International Inc.	2.500%	11/1/26	50	49
	Honeywell International Inc.	1.100%	3/1/27	250	238
	Honeywell International Inc.	4.650%	7/30/27	105	106
	Honeywell International Inc.	4.950%	2/15/28	90	92
	Honeywell International Inc.	4.250%	1/15/29	200	200
	Honeywell International Inc.	2.700%	8/15/29	100	94
	Honeywell International Inc.	4.700%	2/1/30	165	167
	Honeywell International Inc.	1.950%	6/1/30	1,000	895
	Honeywell International Inc.	1.750%	9/1/31	250	213
	Honeywell International Inc.	4.750%	2/1/32	200	202
	Honeywell International Inc.	5.000%	2/15/33	197	200
	Honeywell International Inc.	4.500%	1/15/34	200	196
	Honeywell International Inc.	5.000%	3/1/35	210	211
	Honeywell International Inc.	5.700%	3/15/37	200	209
	Honeywell International Inc.	5.375%	3/1/41	150	152
	Honeywell International Inc.	5.250%	3/1/54	105	100
	Honeywell International Inc.	5.350%	3/1/64	200	189
	Howmet Aerospace Inc.	3.000%	1/15/29	275	263
	Howmet Aerospace Inc.	4.850%	10/15/31	100	101
	Howmet Aerospace Inc.	5.950%	2/1/37	100	106
	Hubbell Inc.	3.150%	8/15/27	50	49
	Hubbell Inc.	3.500%	2/15/28	175	172
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	100	98
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	186
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	200	206
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	195
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	615	634
	IDEX Corp.	4.950%	9/1/29	85	86
	IDEX Corp.	3.000%	5/1/30	75	70
	Illinois Tool Works Inc.	2.650%	11/15/26	300	295
	Illinois Tool Works Inc.	4.875%	9/15/41	75	70
	Illinois Tool Works Inc.	3.900%	9/1/42	250	208
	Ingersoll Rand Inc.	5.197%	6/15/27	200	203
	Ingersoll Rand Inc.	5.400%	8/14/28	100	103
	Ingersoll Rand Inc.	5.176%	6/15/29	200	205
	Ingersoll Rand Inc.	5.700%	8/14/33	200	209
	Ingersoll Rand Inc.	5.450%	6/15/34	200	206
	Ingersoll Rand Inc.	5.700%	6/15/54	60	59
[3]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/34	106	99
[3]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/33	74	65
	John Deere Capital Corp.	5.150%	9/8/26	200	202
	John Deere Capital Corp.	2.250%	9/14/26	125	122
	John Deere Capital Corp.	4.500%	1/8/27	125	126
	John Deere Capital Corp.	4.850%	3/5/27	450	456
	John Deere Capital Corp.	2.350%	3/8/27	200	195
	John Deere Capital Corp.	4.900%	6/11/27	171	174
	John Deere Capital Corp.	2.800%	9/8/27	150	146
	John Deere Capital Corp.	4.150%	9/15/27	200	200
	John Deere Capital Corp.	3.050%	1/6/28	100	98
	John Deere Capital Corp.	4.650%	1/7/28	100	102
	John Deere Capital Corp.	4.750%	1/20/28	200	203
	John Deere Capital Corp.	4.250%	6/5/28	125	126
	John Deere Capital Corp.	4.950%	7/14/28	200	205
	John Deere Capital Corp.	3.450%	3/7/29	50	49
	John Deere Capital Corp.	4.850%	6/11/29	119	122
	John Deere Capital Corp.	2.800%	7/18/29	150	142

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
John Deere Capital Corp.	2.450%	1/9/30	325	301
John Deere Capital Corp.	4.550%	6/5/30	225	227
John Deere Capital Corp.	4.900%	3/7/31	450	461
John Deere Capital Corp.	4.400%	9/8/31	750	749
John Deere Capital Corp.	5.150%	9/8/33	300	310
John Deere Capital Corp.	5.100%	4/11/34	175	179
John Deere Capital Corp.	5.050%	6/12/34	200	203
Johnson Controls International plc	6.000%	1/15/36	39	42
Johnson Controls International plc	4.625%	7/2/44	175	151
Johnson Controls International plc	4.500%	2/15/47	100	84
Johnson Controls International plc	4.950%	7/2/64	72	60
Johnson Controls International plc / Tyco Fire & Security Finance SCA	5.500%	4/19/29	125	130
Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/32	122	123
Kennametal Inc.	4.625%	6/15/28	120	120
Keysight Technologies Inc.	4.600%	4/6/27	125	125
Keysight Technologies Inc.	3.000%	10/30/29	200	188
Keysight Technologies Inc.	4.950%	10/15/34	50	49
Kirby Corp.	4.200%	3/1/28	300	297
L3Harris Technologies Inc.	3.850%	12/15/26	50	50
L3Harris Technologies Inc.	5.400%	1/15/27	200	203
L3Harris Technologies Inc.	4.400%	6/15/28	175	175
L3Harris Technologies Inc.	5.050%	6/1/29	130	133
L3Harris Technologies Inc.	5.250%	6/1/31	130	134
L3Harris Technologies Inc.	5.400%	7/31/33	260	267
L3Harris Technologies Inc.	5.350%	6/1/34	130	133
L3Harris Technologies Inc.	4.854%	4/27/35	100	98
L3Harris Technologies Inc.	5.054%	4/27/45	100	93
L3Harris Technologies Inc.	5.600%	7/31/53	175	171
L3Harris Technologies Inc.	5.500%	8/15/54	100	97
Lennox International Inc.	1.700%	8/1/27	50	47
Lockheed Martin Corp.	5.100%	11/15/27	250	256
Lockheed Martin Corp.	4.450%	5/15/28	100	101
Lockheed Martin Corp.	4.700%	12/15/31	150	152
Lockheed Martin Corp.	3.900%	6/15/32	100	96
Lockheed Martin Corp.	5.250%	1/15/33	250	260
Lockheed Martin Corp.	3.600%	3/1/35	150	136
Lockheed Martin Corp.	4.500%	5/15/36	100	96
Lockheed Martin Corp.	6.150%	9/1/36	300	331
Lockheed Martin Corp.	4.070%	12/15/42	270	227
Lockheed Martin Corp.	3.800%	3/1/45	150	118
Lockheed Martin Corp.	4.700%	5/15/46	275	245
Lockheed Martin Corp.	4.090%	9/15/52	331	261
Lockheed Martin Corp.	4.150%	6/15/53	250	198
Lockheed Martin Corp.	5.700%	11/15/54	250	252
Lockheed Martin Corp.	5.200%	2/15/55	215	201
Lockheed Martin Corp.	4.300%	6/15/62	125	98
Lockheed Martin Corp.	5.900%	11/15/63	134	138
MasTec Inc.	5.900%	6/15/29	100	104
Nordson Corp.	5.600%	9/15/28	60	62
Nordson Corp.	4.500%	12/15/29	200	200
Nordson Corp.	5.800%	9/15/33	79	84
Norfolk Southern Corp.	7.800%	5/15/27	60	64
Norfolk Southern Corp.	3.150%	6/1/27	125	123
Norfolk Southern Corp.	3.800%	8/1/28	113	112
Norfolk Southern Corp.	2.550%	11/1/29	200	186
Norfolk Southern Corp.	5.050%	8/1/30	550	568
Norfolk Southern Corp.	3.000%	3/15/32	200	181
Norfolk Southern Corp.	5.100%	5/1/35	50	50
Norfolk Southern Corp.	4.837%	10/1/41	113	104
Norfolk Southern Corp.	3.950%	10/1/42	100	82
Norfolk Southern Corp.	4.450%	6/15/45	75	64
Norfolk Southern Corp.	4.650%	1/15/46	75	66
Norfolk Southern Corp.	3.942%	11/1/47	135	106
Norfolk Southern Corp.	4.100%	5/15/49	73	58
Norfolk Southern Corp.	3.400%	11/1/49	75	53
Norfolk Southern Corp.	3.050%	5/15/50	350	229
Norfolk Southern Corp.	2.900%	8/25/51	105	66
Norfolk Southern Corp.	4.050%	8/15/52	239	185
Norfolk Southern Corp.	4.550%	6/1/53	179	151
Norfolk Southern Corp.	5.350%	8/1/54	581	556

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Norfolk Southern Corp.	3.155%	5/15/55	438	281
Norfolk Southern Corp.	5.950%	3/15/64	110	113
Norfolk Southern Corp.	5.100%	8/1/18	60	51
Norfolk Southern Corp.	4.100%	5/15/21	100	69
Northrop Grumman Corp.	3.200%	2/1/27	150	148
Northrop Grumman Corp.	3.250%	1/15/28	100	98
Northrop Grumman Corp.	4.600%	2/1/29	100	101
Northrop Grumman Corp.	4.400%	5/1/30	290	290
Northrop Grumman Corp.	4.650%	7/15/30	100	101
Northrop Grumman Corp.	4.700%	3/15/33	100	100
Northrop Grumman Corp.	4.900%	6/1/34	150	150
Northrop Grumman Corp.	5.150%	5/1/40	90	88
Northrop Grumman Corp.	5.050%	11/15/40	150	145
Northrop Grumman Corp.	4.750%	6/1/43	275	248
Northrop Grumman Corp.	4.030%	10/15/47	380	303
Northrop Grumman Corp.	5.250%	5/1/50	135	127
Northrop Grumman Corp.	4.950%	3/15/53	100	90
Northrop Grumman Corp.	5.200%	6/1/54	450	419
nVent Finance Sarl	4.550%	4/15/28	100	100
nVent Finance Sarl	5.650%	5/15/33	100	102
Oshkosh Corp.	4.600%	5/15/28	185	185
Oshkosh Corp.	3.100%	3/1/30	60	56
Otis Worldwide Corp.	2.293%	4/5/27	200	194
Otis Worldwide Corp.	5.250%	8/16/28	150	154
Otis Worldwide Corp.	2.565%	2/15/30	300	277
Otis Worldwide Corp.	5.125%	11/19/31	50	51
Otis Worldwide Corp.	3.112%	2/15/40	125	96
Otis Worldwide Corp.	3.362%	2/15/50	150	104
PACCAR Financial Corp.	4.500%	11/25/26	250	252
PACCAR Financial Corp.	5.000%	5/13/27	400	407
PACCAR Financial Corp.	4.250%	6/23/27	100	101
PACCAR Financial Corp.	4.450%	8/6/27	300	303
PACCAR Financial Corp.	4.000%	9/26/29	250	249
PACCAR Financial Corp.	4.550%	5/8/30	125	127
Parker-Hannifin Corp.	3.250%	3/1/27	125	123
Parker-Hannifin Corp.	4.250%	9/15/27	215	216
Parker-Hannifin Corp.	3.250%	6/14/29	75	72
Parker-Hannifin Corp.	6.250%	5/15/38	150	163
Parker-Hannifin Corp.	4.450%	11/21/44	200	172
Parker-Hannifin Corp.	4.000%	6/14/49	215	169
Paychex Inc.	5.100%	4/15/30	258	264
Paychex Inc.	5.350%	4/15/32	372	382
Paychex Inc.	5.600%	4/15/35	225	233
Precision Castparts Corp.	4.375%	6/15/45	200	170
Quanta Services Inc.	4.750%	8/9/27	400	403
Quanta Services Inc.	2.900%	10/1/30	400	369
Quanta Services Inc.	5.250%	8/9/34	200	202
Regal Rexnord Corp.	6.050%	4/15/28	250	257
Regal Rexnord Corp.	6.300%	2/15/30	145	152
Regal Rexnord Corp.	6.400%	4/15/33	225	238
RELX Capital Inc.	4.000%	3/18/29	100	99
RELX Capital Inc.	4.750%	3/27/30	81	82
RELX Capital Inc.	3.000%	5/22/30	150	141
RELX Capital Inc.	4.750%	5/20/32	100	101
RELX Capital Inc.	5.250%	3/27/35	63	64
Republic Services Inc.	5.000%	11/15/29	125	129
Republic Services Inc.	4.750%	7/15/30	700	713
Republic Services Inc.	1.750%	2/15/32	135	114
Republic Services Inc.	2.375%	3/15/33	125	107
Republic Services Inc.	5.000%	12/15/33	115	117
Republic Services Inc.	5.000%	4/1/34	145	147
Republic Services Inc.	6.200%	3/1/40	75	82
Republic Services Inc.	5.700%	5/15/41	100	104
Republic Services Inc.	3.050%	3/1/50	70	47
Rockwell Automation Inc.	3.500%	3/1/29	100	98
Rockwell Automation Inc.	2.800%	8/15/61	200	116
RTX Corp.	5.750%	11/8/26	225	229
RTX Corp.	3.500%	3/15/27	300	296
RTX Corp.	3.125%	5/4/27	225	221
RTX Corp.	7.200%	8/15/27	25	27

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	4.125%	11/16/28	537	535
	RTX Corp.	2.250%	7/1/30	300	271
	RTX Corp.	1.900%	9/1/31	200	171
	RTX Corp.	2.375%	3/15/32	200	174
	RTX Corp.	5.150%	2/27/33	200	204
	RTX Corp.	6.100%	3/15/34	112	121
	RTX Corp.	5.400%	5/1/35	150	154
	RTX Corp.	6.050%	6/1/36	100	108
	RTX Corp.	4.450%	11/16/38	260	240
	RTX Corp.	4.700%	12/15/41	50	45
	RTX Corp.	4.500%	6/1/42	675	598
	RTX Corp.	4.150%	5/15/45	200	164
	RTX Corp.	3.750%	11/1/46	200	153
	RTX Corp.	4.350%	4/15/47	250	209
	RTX Corp.	4.050%	5/4/47	107	85
	RTX Corp.	4.625%	11/16/48	350	301
	RTX Corp.	3.125%	7/1/50	179	118
	RTX Corp.	2.820%	9/1/51	200	123
	RTX Corp.	3.030%	3/15/52	200	128
	RTX Corp.	5.375%	2/27/53	200	191
	RTX Corp.	6.400%	3/15/54	314	344
	Ryder System Inc.	2.900%	12/1/26	100	98
	Ryder System Inc.	5.300%	3/15/27	100	101
	Ryder System Inc.	5.650%	3/1/28	100	103
	Ryder System Inc.	5.250%	6/1/28	200	205
	Ryder System Inc.	5.375%	3/15/29	300	309
	Ryder System Inc.	4.900%	12/1/29	50	51
	Ryder System Inc.	4.850%	6/15/30	50	50
	Ryder System Inc.	6.600%	12/1/33	300	330
	Snap-on Inc.	3.250%	3/1/27	50	49
	Snap-on Inc.	4.100%	3/1/48	75	60
	Snap-on Inc.	3.100%	5/1/50	75	50
	Southwest Airlines Co.	3.000%	11/15/26	100	98
	Southwest Airlines Co.	5.125%	6/15/27	245	247
	Southwest Airlines Co.	3.450%	11/16/27	50	49
	Southwest Airlines Co.	2.625%	2/10/30	100	91
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	71
	Stanley Black & Decker Inc.	4.850%	11/15/48	90	76
	Stanley Black & Decker Inc.	2.750%	11/15/50	135	77
	Textron Inc.	3.650%	3/15/27	250	247
	Textron Inc.	3.900%	9/17/29	225	220
	Textron Inc.	6.100%	11/15/33	50	53
	Timken Co.	4.500%	12/15/28	25	25
	TR Finance LLC	5.500%	8/15/35	75	76
	TR Finance LLC	5.850%	4/15/40	100	103
	Trane Technologies Financing Ltd.	3.800%	3/21/29	225	221
	Trane Technologies Financing Ltd.	5.250%	3/3/33	200	206
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	125	128
	Trimble Inc.	4.900%	6/15/28	50	51
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	104	90
	Tyco Electronics Group SA	3.125%	8/15/27	200	196
	Tyco Electronics Group SA	2.500%	2/4/32	200	176
	Tyco Electronics Group SA	7.125%	10/1/37	125	144
	Union Pacific Corp.	2.150%	2/5/27	513	498
	Union Pacific Corp.	2.400%	2/5/30	200	185
	Union Pacific Corp.	2.800%	2/14/32	100	90
	Union Pacific Corp.	3.375%	2/1/35	100	89
	Union Pacific Corp.	5.100%	2/20/35	115	117
	Union Pacific Corp.	2.891%	4/6/36	500	414
	Union Pacific Corp.	3.600%	9/15/37	90	78
	Union Pacific Corp.	3.250%	2/5/50	200	138
	Union Pacific Corp.	2.950%	3/10/52	250	159
	Union Pacific Corp.	4.950%	9/9/52	110	101
	Union Pacific Corp.	3.500%	2/14/53	600	425
	Union Pacific Corp.	5.600%	12/1/54	57	57
	Union Pacific Corp.	3.950%	8/15/59	100	74
	Union Pacific Corp.	3.839%	3/20/60	386	278
	Union Pacific Corp.	2.973%	9/16/62	325	189
	Union Pacific Corp.	3.799%	4/6/71	260	178
[3]	United Airlines Class A Series 2019-2 Pass Through Trust	2.700%	11/1/33	76	68

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/37	215	219
[3]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	121	115
[3]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	47	44
[3]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	131	126
	United Airlines Class AA Series 2024-1 Pass Through Trust	5.450%	8/15/38	396	400
[3]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	4/15/29	205	209
	United Parcel Service Inc.	2.400%	11/15/26	399	390
	United Parcel Service Inc.	3.400%	3/15/29	100	98
	United Parcel Service Inc.	2.500%	9/1/29	100	93
	United Parcel Service Inc.	4.650%	10/15/30	125	127
	United Parcel Service Inc.	4.875%	3/3/33	200	203
	United Parcel Service Inc.	5.150%	5/22/34	200	205
	United Parcel Service Inc.	5.250%	5/14/35	50	51
	United Parcel Service Inc.	6.200%	1/15/38	173	189
	United Parcel Service Inc.	5.200%	4/1/40	255	250
	United Parcel Service Inc.	4.875%	11/15/40	75	71
	United Parcel Service Inc.	3.625%	10/1/42	100	78
	United Parcel Service Inc.	4.250%	3/15/49	104	84
	United Parcel Service Inc.	3.400%	9/1/49	200	140
	United Parcel Service Inc.	5.300%	4/1/50	325	308
	United Parcel Service Inc.	5.050%	3/3/53	100	91
	United Parcel Service Inc.	5.950%	5/14/55	100	103
	United Parcel Service Inc.	5.600%	5/22/64	105	101
	United Parcel Service Inc.	6.050%	5/14/65	100	102
	Valmont Industries Inc.	5.000%	10/1/44	150	134
	Valmont Industries Inc.	5.250%	10/1/54	75	68
	Veralto Corp.	5.500%	9/18/26	125	126
	Veralto Corp.	5.350%	9/18/28	125	129
	Veralto Corp.	5.450%	9/18/33	125	129
	Vontier Corp.	2.400%	4/1/28	85	80
	Vontier Corp.	2.950%	4/1/31	105	94
	Waste Connections Inc.	4.250%	12/1/28	51	51
	Waste Connections Inc.	3.500%	5/1/29	200	196
	Waste Connections Inc.	2.600%	2/1/30	139	129
	Waste Connections Inc.	3.200%	6/1/32	300	274
	Waste Connections Inc.	4.200%	1/15/33	132	128
	Waste Connections Inc.	5.250%	9/1/35	125	128
	Waste Connections Inc.	3.050%	4/1/50	75	49
	Waste Connections Inc.	2.950%	1/15/52	200	127
	Waste Management Inc.	4.950%	7/3/27	200	203
	Waste Management Inc.	3.150%	11/15/27	125	122
	Waste Management Inc.	4.500%	3/15/28	200	202
	Waste Management Inc.	4.875%	2/15/29	200	205
	Waste Management Inc.	4.650%	3/15/30	400	406
	Waste Management Inc.	1.500%	3/15/31	200	171
	Waste Management Inc.	4.950%	7/3/31	175	180
	Waste Management Inc.	4.800%	3/15/32	350	356
	Waste Management Inc.	4.625%	2/15/33	88	88
	Waste Management Inc.	4.875%	2/15/34	200	203
	Waste Management Inc.	4.950%	3/15/35	200	201
	Waste Management Inc.	2.950%	6/1/41	200	148
	Waste Management Inc.	2.500%	11/15/50	200	119
	Waste Management Inc.	5.350%	10/15/54	115	111
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	175	176
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	50	51
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/35	75	76
	WW Grainger Inc.	4.600%	6/15/45	160	141
	WW Grainger Inc.	3.750%	5/15/46	75	58
	WW Grainger Inc.	4.200%	5/15/47	75	62
	Xylem Inc.	3.250%	11/1/26	100	99
	Xylem Inc.	1.950%	1/30/28	100	95
	Xylem Inc.	2.250%	1/30/31	100	89
	Xylem Inc.	4.375%	11/1/46	100	82
					91,581
Materials (0.8%)
	Air Products & Chemicals Inc.	4.600%	2/8/29	225	228
	Air Products & Chemicals Inc.	2.050%	5/15/30	200	181
	Air Products & Chemicals Inc.	4.850%	2/8/34	265	266
	Air Products & Chemicals Inc.	2.700%	5/15/40	200	146

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Products & Chemicals Inc.	2.800%	5/15/50	200	126
	Albemarle Corp.	5.450%	12/1/44	75	63
	Albemarle Corp.	5.650%	6/1/52	100	84
	Amcor Finance USA Inc.	5.625%	5/26/33	123	127
[6]	Amcor Flexibles North America Inc.	4.800%	3/17/28	104	105
[6]	Amcor Flexibles North America Inc.	5.100%	3/17/30	139	141
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	114
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	179
[6]	Amcor Flexibles North America Inc.	5.500%	3/17/35	237	241
[6]	Amrize Finance US LLC	4.600%	4/7/27	42	42
[6]	Amrize Finance US LLC	4.700%	4/7/28	42	42
[6]	Amrize Finance US LLC	4.950%	4/7/30	59	60
[6]	Amrize Finance US LLC	5.400%	4/7/35	30	30
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	191
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	188
	ArcelorMittal SA	6.550%	11/29/27	200	209
	ArcelorMittal SA	4.250%	7/16/29	100	99
	ArcelorMittal SA	6.800%	11/29/32	180	198
	ArcelorMittal SA	7.000%	10/15/39	100	111
	ArcelorMittal SA	6.750%	3/1/41	135	143
	ArcelorMittal SA	6.350%	6/17/54	85	86
	Avery Dennison Corp.	4.875%	12/6/28	75	76
	Avery Dennison Corp.	5.750%	3/15/33	190	198
	Barrick Mining Corp.	6.450%	10/15/35	75	82
	Barrick North America Finance LLC	5.700%	5/30/41	350	352
	Barrick North America Finance LLC	5.750%	5/1/43	150	151
	Berry Global Inc.	5.500%	4/15/28	540	554
	Berry Global Inc.	5.800%	6/15/31	200	210
	Berry Global Inc.	5.650%	1/15/34	495	512
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	200	203
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	200	205
	BHP Billiton Finance USA Ltd.	5.000%	2/21/30	102	105
	BHP Billiton Finance USA Ltd.	5.125%	2/21/32	66	68
	BHP Billiton Finance USA Ltd.	5.300%	2/21/35	115	117
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	440	417
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	140	139
	Cabot Corp.	4.000%	7/1/29	55	54
	Carlisle Cos. Inc.	3.750%	12/1/27	125	123
	Carlisle Cos. Inc.	2.750%	3/1/30	150	139
	Carlisle Cos. Inc.	2.200%	3/1/32	100	85
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	174
	CF Industries Inc.	5.150%	3/15/34	200	199
	CF Industries Inc.	4.950%	6/1/43	150	133
	CF Industries Inc.	5.375%	3/15/44	100	93
	CRH America Finance Inc.	5.400%	5/21/34	200	205
	CRH America Finance Inc.	5.500%	1/9/35	225	231
	CRH SMW Finance DAC	5.200%	5/21/29	200	205
	CRH SMW Finance DAC	5.125%	1/9/30	400	410
	Dow Chemical Co.	4.800%	11/30/28	225	228
	Dow Chemical Co.	2.100%	11/15/30	280	247
	Dow Chemical Co.	5.150%	2/15/34	175	175
	Dow Chemical Co.	4.250%	10/1/34	106	97
	Dow Chemical Co.	5.350%	3/15/35	99	98
	Dow Chemical Co.	9.400%	5/15/39	203	266
	Dow Chemical Co.	5.250%	11/15/41	100	91
	Dow Chemical Co.	4.625%	10/1/44	200	165
	Dow Chemical Co.	5.550%	11/30/48	100	92
	Dow Chemical Co.	6.900%	5/15/53	150	161
	Dow Chemical Co.	5.600%	2/15/54	360	328
	Dow Chemical Co.	5.950%	3/15/55	110	105
	DuPont de Nemours Inc.	4.725%	11/15/28	425	432
	DuPont de Nemours Inc.	5.319%	11/15/38	182	188
	DuPont de Nemours Inc.	5.419%	11/15/48	375	378
	Eastman Chemical Co.	5.000%	8/1/29	600	608
	Eastman Chemical Co.	5.625%	2/20/34	600	611
	Eastman Chemical Co.	4.800%	9/1/42	225	198
	Eastman Chemical Co.	4.650%	10/15/44	150	127
	Ecolab Inc.	2.700%	11/1/26	200	196
	Ecolab Inc.	1.650%	2/1/27	100	96
	Ecolab Inc.	3.250%	12/1/27	100	98

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ecolab Inc.	5.250%	1/15/28	200	206
Ecolab Inc.	4.300%	6/15/28	75	76
Ecolab Inc.	1.300%	1/30/31	500	425
Ecolab Inc.	2.125%	2/1/32	100	86
Ecolab Inc.	2.700%	12/15/51	255	156
EIDP Inc.	2.300%	7/15/30	100	91
EIDP Inc.	5.125%	5/15/32	75	76
EIDP Inc.	4.800%	5/15/33	100	99
FMC Corp.	3.200%	10/1/26	50	49
FMC Corp.	3.450%	10/1/29	100	93
FMC Corp.	5.650%	5/18/33	100	99
FMC Corp.	4.500%	10/1/49	100	74
Freeport-McMoRan Inc.	5.000%	9/1/27	200	200
Freeport-McMoRan Inc.	4.125%	3/1/28	100	99
Freeport-McMoRan Inc.	4.375%	8/1/28	100	99
Freeport-McMoRan Inc.	5.250%	9/1/29	100	102
Freeport-McMoRan Inc.	4.250%	3/1/30	100	98
Freeport-McMoRan Inc.	4.625%	8/1/30	200	199
Freeport-McMoRan Inc.	5.400%	11/14/34	100	102
Freeport-McMoRan Inc.	5.450%	3/15/43	300	284
Georgia-Pacific LLC	8.875%	5/15/31	125	153
Gerdau Trade Inc.	5.750%	6/9/35	150	150
Huntsman International LLC	4.500%	5/1/29	90	85
Huntsman International LLC	2.950%	6/15/31	100	84
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	50
International Flavors & Fragrances Inc.	5.000%	9/26/48	138	119
International Paper Co.	5.000%	9/15/35	100	98
International Paper Co.	6.000%	11/15/41	100	101
International Paper Co.	4.800%	6/15/44	300	261
International Paper Co.	4.400%	8/15/47	200	161
Kinross Gold Corp.	4.500%	7/15/27	25	25
Kinross Gold Corp.	6.250%	7/15/33	100	108
Linde Inc.	1.100%	8/10/30	300	258
Linde Inc.	3.550%	11/7/42	50	39
LYB International Finance BV	5.250%	7/15/43	200	178
LYB International Finance III LLC	5.625%	5/15/33	52	53
LYB International Finance III LLC	5.500%	3/1/34	585	584
LYB International Finance III LLC	6.150%	5/15/35	50	52
LYB International Finance III LLC	3.375%	10/1/40	200	148
LYB International Finance III LLC	4.200%	10/15/49	135	100
LYB International Finance III LLC	4.200%	5/1/50	50	37
Martin Marietta Materials Inc.	3.450%	6/1/27	50	49
Martin Marietta Materials Inc.	3.500%	12/15/27	100	98
Martin Marietta Materials Inc.	2.500%	3/15/30	100	92
Martin Marietta Materials Inc.	2.400%	7/15/31	150	132
Martin Marietta Materials Inc.	5.150%	12/1/34	50	50
Martin Marietta Materials Inc.	4.250%	12/15/47	175	142
Martin Marietta Materials Inc.	3.200%	7/15/51	220	145
Martin Marietta Materials Inc.	5.500%	12/1/54	50	48
Mosaic Co.	4.050%	11/15/27	200	199
Mosaic Co.	5.450%	11/15/33	100	102
Mosaic Co.	4.875%	11/15/41	50	44
Mosaic Co.	5.625%	11/15/43	100	96
Newmont Corp.	2.800%	10/1/29	150	142
Newmont Corp.	2.250%	10/1/30	200	181
Newmont Corp.	2.600%	7/15/32	100	89
Newmont Corp.	5.875%	4/1/35	100	107
Newmont Corp.	6.250%	10/1/39	225	243
Newmont Corp.	4.875%	3/15/42	255	237
Newmont Corp.	5.450%	6/9/44	150	146
Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/34	1,000	1,026
Newmont Corp. / Newcrest Finance Pty Ltd.	4.200%	5/13/50	100	81
Nucor Corp.	3.950%	5/1/28	100	100
Nucor Corp.	2.700%	6/1/30	100	92
Nucor Corp.	3.125%	4/1/32	100	91
Nucor Corp.	6.400%	12/1/37	100	110
Nucor Corp.	2.979%	12/15/55	300	184
Nutrien Ltd.	4.000%	12/15/26	50	50
Nutrien Ltd.	5.200%	6/21/27	175	178
Nutrien Ltd.	4.900%	3/27/28	200	203

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nutrien Ltd.	5.250%	3/12/32	188	192
Nutrien Ltd.	5.400%	6/21/34	200	203
Nutrien Ltd.	4.125%	3/15/35	250	228
Nutrien Ltd.	5.625%	12/1/40	275	272
Nutrien Ltd.	6.125%	1/15/41	70	72
Nutrien Ltd.	4.900%	6/1/43	50	45
Nutrien Ltd.	5.250%	1/15/45	191	176
Nutrien Ltd.	5.000%	4/1/49	100	89
Nutrien Ltd.	3.950%	5/13/50	315	234
Nutrien Ltd.	5.800%	3/27/53	135	134
Owens Corning	3.400%	8/15/26	200	198
Owens Corning	3.950%	8/15/29	100	98
Owens Corning	3.875%	6/1/30	50	48
Owens Corning	5.700%	6/15/34	200	208
Owens Corning	4.300%	7/15/47	200	161
Owens Corning	5.950%	6/15/54	125	126
Packaging Corp. of America	3.400%	12/15/27	100	98
Packaging Corp. of America	3.000%	12/15/29	140	132
Packaging Corp. of America	4.050%	12/15/49	90	69
Packaging Corp. of America	3.050%	10/1/51	100	63
PPG Industries Inc.	2.550%	6/15/30	300	273
Reliance Inc.	2.150%	8/15/30	100	89
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	244
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	81
Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	213
Rio Tinto Finance USA plc	4.500%	3/14/28	66	67
Rio Tinto Finance USA plc	4.875%	3/14/30	118	120
Rio Tinto Finance USA plc	5.000%	3/14/32	80	81
Rio Tinto Finance USA plc	5.000%	3/9/33	200	203
Rio Tinto Finance USA plc	5.250%	3/14/35	80	81
Rio Tinto Finance USA plc	4.750%	3/22/42	150	136
Rio Tinto Finance USA plc	4.125%	8/21/42	250	211
Rio Tinto Finance USA plc	5.125%	3/9/53	300	276
Rio Tinto Finance USA plc	5.750%	3/14/55	70	70
Rio Tinto Finance USA plc	5.875%	3/14/65	56	56
RPM International Inc.	3.750%	3/15/27	50	49
RPM International Inc.	4.250%	1/15/48	200	165
Sherwin-Williams Co.	3.450%	6/1/27	100	99
Sherwin-Williams Co.	4.550%	3/1/28	100	101
Sherwin-Williams Co.	2.300%	5/15/30	100	91
Sherwin-Williams Co.	4.000%	12/15/42	100	80
Sherwin-Williams Co.	4.550%	8/1/45	90	76
Sherwin-Williams Co.	4.500%	6/1/47	300	251
Sherwin-Williams Co.	3.300%	5/15/50	100	67
Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	205
Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	204
Smurfit Kappa Treasury ULC	5.777%	4/3/54	200	198
Smurfit Westrock Financing DAC	5.418%	1/15/35	420	425
Sonoco Products Co.	4.450%	9/1/26	50	50
Sonoco Products Co.	2.250%	2/1/27	500	483
Sonoco Products Co.	4.600%	9/1/29	125	125
Sonoco Products Co.	3.125%	5/1/30	105	98
Sonoco Products Co.	5.000%	9/1/34	100	97
Sonoco Products Co.	5.750%	11/1/40	80	80
Southern Copper Corp.	7.500%	7/27/35	100	115
Southern Copper Corp.	6.750%	4/16/40	275	300
Southern Copper Corp.	5.250%	11/8/42	300	279
Southern Copper Corp.	5.875%	4/23/45	200	198
Steel Dynamics Inc.	3.450%	4/15/30	125	119
Steel Dynamics Inc.	3.250%	1/15/31	100	93
Steel Dynamics Inc.	5.375%	8/15/34	60	61
Steel Dynamics Inc.	3.250%	10/15/50	100	66
Steel Dynamics Inc.	5.750%	5/15/55	125	121
Suzano Austria GmbH	6.000%	1/15/29	400	412
Suzano Austria GmbH	5.000%	1/15/30	200	200
Suzano Austria GmbH	3.750%	1/15/31	200	187
Suzano Austria GmbH	3.125%	1/15/32	125	110
Vale Overseas Ltd.	3.750%	7/8/30	100	94
Vale Overseas Ltd.	6.125%	6/12/33	200	210
Vale Overseas Ltd.	8.250%	1/17/34	50	60

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vale Overseas Ltd.	6.875%	11/21/36	194	211
	Vale Overseas Ltd.	6.875%	11/10/39	125	136
	Vale Overseas Ltd.	6.400%	6/28/54	373	367
	Vale SA	5.625%	9/11/42	75	73
	Vulcan Materials Co.	4.950%	12/1/29	50	51
	Vulcan Materials Co.	3.500%	6/1/30	150	144
	Vulcan Materials Co.	5.350%	12/1/34	150	153
	Vulcan Materials Co.	4.500%	6/15/47	125	105
	Vulcan Materials Co.	5.700%	12/1/54	200	199
	Westlake Corp.	3.600%	8/15/26	100	99
	Westlake Corp.	3.375%	6/15/30	100	94
	Westlake Corp.	5.000%	8/15/46	200	173
	Westlake Corp.	3.125%	8/15/51	100	62
	Westlake Corp.	3.375%	8/15/61	100	59
	WestRock MWV LLC	7.950%	2/15/31	250	290
	WRKCo Inc.	3.375%	9/15/27	250	244
	WRKCo Inc.	4.900%	3/15/29	200	203
	WRKCo Inc.	3.000%	6/15/33	100	87
	Yamana Gold Inc.	2.630%	8/15/31	100	88
					37,293
Real Estate (0.9%)
	Agree LP	5.625%	6/15/34	143	147
	Agree LP	5.600%	6/15/35	125	127
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	185
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	139
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	400
	Alexandria Real Estate Equities Inc.	5.500%	10/1/35	100	101
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	92
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	303
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	135
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	100	94
	American Assets Trust LP	6.150%	10/1/34	100	100
	American Homes 4 Rent LP	2.375%	7/15/31	200	174
	American Homes 4 Rent LP	5.500%	7/15/34	100	101
	American Homes 4 Rent LP	5.250%	3/15/35	100	99
	American Homes 4 Rent LP	3.375%	7/15/51	200	132
	American Tower Corp.	1.450%	9/15/26	200	193
	American Tower Corp.	3.375%	10/15/26	200	197
	American Tower Corp.	2.750%	1/15/27	500	488
	American Tower Corp.	3.125%	1/15/27	125	123
	American Tower Corp.	3.650%	3/15/27	200	198
	American Tower Corp.	1.500%	1/31/28	500	466
	American Tower Corp.	3.950%	3/15/29	140	137
	American Tower Corp.	3.800%	8/15/29	475	462
	American Tower Corp.	2.900%	1/15/30	145	135
	American Tower Corp.	5.000%	1/31/30	75	76
	American Tower Corp.	4.900%	3/15/30	61	62
	American Tower Corp.	2.100%	6/15/30	150	133
	American Tower Corp.	2.700%	4/15/31	200	179
	American Tower Corp.	2.300%	9/15/31	200	174
	American Tower Corp.	4.050%	3/15/32	200	191
	American Tower Corp.	5.400%	1/31/35	200	204
	American Tower Corp.	3.700%	10/15/49	200	146
	American Tower Corp.	3.100%	6/15/50	250	164
	American Tower Corp.	2.950%	1/15/51	200	126
	Americold Realty Operating Partnership LP	5.600%	5/15/32	80	80
	Americold Realty Operating Partnership LP	5.409%	9/12/34	60	59
	AvalonBay Communities Inc.	2.900%	10/15/26	50	49
	AvalonBay Communities Inc.	3.200%	1/15/28	75	73
	AvalonBay Communities Inc.	2.050%	1/15/32	300	258
	AvalonBay Communities Inc.	5.000%	2/15/33	50	51
	AvalonBay Communities Inc.	5.350%	6/1/34	100	103
[4]	AvalonBay Communities Inc.	5.000%	8/1/35	150	149
	AvalonBay Communities Inc.	3.900%	10/15/46	60	47
	AvalonBay Communities Inc.	4.350%	4/15/48	60	50
	Boston Properties LP	2.750%	10/1/26	50	49
	Boston Properties LP	3.400%	6/21/29	400	379
	Boston Properties LP	2.900%	3/15/30	400	367
	Boston Properties LP	2.450%	10/1/33	400	320

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boston Properties LP	6.500%	1/15/34	50	54
Brixmor Operating Partnership LP	3.900%	3/15/27	75	74
Brixmor Operating Partnership LP	4.125%	5/15/29	533	524
Brixmor Operating Partnership LP	4.050%	7/1/30	250	243
Camden Property Trust	3.150%	7/1/29	50	48
Camden Property Trust	2.800%	5/15/30	265	247
Camden Property Trust	3.350%	11/1/49	120	85
CBRE Services Inc.	5.500%	4/1/29	75	78
CBRE Services Inc.	4.800%	6/15/30	100	100
CBRE Services Inc.	2.500%	4/1/31	200	177
CBRE Services Inc.	5.950%	8/15/34	200	211
CBRE Services Inc.	5.500%	6/15/35	150	151
COPT Defense Properties LP	2.000%	1/15/29	102	93
COPT Defense Properties LP	2.900%	12/1/33	200	165
Cousins Properties LP	5.375%	2/15/32	100	101
Cousins Properties LP	5.875%	10/1/34	100	103
Crown Castle Inc.	2.900%	3/15/27	200	195
Crown Castle Inc.	3.650%	9/1/27	325	320
Crown Castle Inc.	3.800%	2/15/28	425	417
Crown Castle Inc.	4.800%	9/1/28	200	201
Crown Castle Inc.	3.100%	11/15/29	100	94
Crown Castle Inc.	3.300%	7/1/30	115	108
Crown Castle Inc.	2.250%	1/15/31	200	174
Crown Castle Inc.	2.500%	7/15/31	700	611
Crown Castle Inc.	5.800%	3/1/34	100	104
Crown Castle Inc.	5.200%	9/1/34	350	347
Crown Castle Inc.	2.900%	4/1/41	215	154
Crown Castle Inc.	4.750%	5/15/47	95	81
Crown Castle Inc.	5.200%	2/15/49	75	67
Crown Castle Inc.	4.150%	7/1/50	100	76
CubeSmart LP	3.125%	9/1/26	100	98
CubeSmart LP	2.250%	12/15/28	200	186
CubeSmart LP	4.375%	2/15/29	50	50
CubeSmart LP	2.000%	2/15/31	75	65
CubeSmart LP	2.500%	2/15/32	200	172
Digital Realty Trust LP	4.450%	7/15/28	370	370
Digital Realty Trust LP	3.600%	7/1/29	175	170
DOC DR LLC	4.300%	3/15/27	100	100
DOC DR LLC	3.950%	1/15/28	100	99
DOC DR LLC	2.625%	11/1/31	500	440
EPR Properties	4.500%	6/1/27	141	140
EPR Properties	3.600%	11/15/31	175	159
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	250	256
Equinix Inc.	2.900%	11/18/26	100	98
Equinix Inc.	1.800%	7/15/27	100	95
Equinix Inc.	1.550%	3/15/28	500	466
Equinix Inc.	3.200%	11/18/29	450	427
Equinix Inc.	2.500%	5/15/31	200	177
Equinix Inc.	3.000%	7/15/50	100	62
ERP Operating LP	2.850%	11/1/26	50	49
ERP Operating LP	3.500%	3/1/28	100	98
ERP Operating LP	4.150%	12/1/28	70	70
ERP Operating LP	3.000%	7/1/29	75	71
ERP Operating LP	2.500%	2/15/30	150	138
ERP Operating LP	4.650%	9/15/34	200	194
ERP Operating LP	4.500%	7/1/44	150	130
ERP Operating LP	4.500%	6/1/45	25	21
ERP Operating LP	4.000%	8/1/47	100	78
Essex Portfolio LP	3.625%	5/1/27	100	99
Essex Portfolio LP	4.000%	3/1/29	100	98
Essex Portfolio LP	3.000%	1/15/30	110	103
Essex Portfolio LP	2.650%	3/15/32	105	92
Essex Portfolio LP	5.500%	4/1/34	100	102
Essex Portfolio LP	5.375%	4/1/35	200	203
Essex Portfolio LP	4.500%	3/15/48	120	101
Extra Space Storage LP	3.500%	7/1/26	125	124
Extra Space Storage LP	3.875%	12/15/27	150	148
Extra Space Storage LP	5.700%	4/1/28	200	207
Extra Space Storage LP	4.000%	6/15/29	25	25
Extra Space Storage LP	5.500%	7/1/30	400	415

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Extra Space Storage LP	5.900%	1/15/31	100	106
	Extra Space Storage LP	2.400%	10/15/31	200	174
	Extra Space Storage LP	2.350%	3/15/32	100	85
	Extra Space Storage LP	5.400%	2/1/34	100	101
	Extra Space Storage LP	5.350%	1/15/35	100	101
	Extra Space Storage LP	5.400%	6/15/35	265	266
	Federal Realty OP LP	3.250%	7/15/27	50	49
	Federal Realty OP LP	3.200%	6/15/29	100	95
	Federal Realty OP LP	4.500%	12/1/44	150	127
	GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	26
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	278
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	168
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	189
	GLP Capital LP / GLP Financing II Inc.	5.625%	9/15/34	200	199
	GLP Capital LP / GLP Financing II Inc.	6.250%	9/15/54	100	98
	Healthcare Realty Holdings LP	3.500%	8/1/26	130	128
	Healthcare Realty Holdings LP	2.000%	3/15/31	250	214
	Healthpeak OP LLC	3.250%	7/15/26	25	25
	Healthpeak OP LLC	3.500%	7/15/29	180	174
	Healthpeak OP LLC	3.000%	1/15/30	200	188
	Healthpeak OP LLC	5.375%	2/15/35	79	80
	Healthpeak OP LLC	6.750%	2/1/41	100	110
	Highwoods Realty LP	2.600%	2/1/31	250	216
	Highwoods Realty LP	7.650%	2/1/34	225	254
	Host Hotels & Resorts LP	3.500%	9/15/30	100	93
	Host Hotels & Resorts LP	2.900%	12/15/31	275	241
	Host Hotels & Resorts LP	5.700%	7/1/34	100	101
	Host Hotels & Resorts LP	5.500%	4/15/35	120	119
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	187
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	32	33
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	80	81
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	150	124
	Jones Lang LaSalle Inc.	6.875%	12/1/28	100	107
	Kilroy Realty LP	4.750%	12/15/28	50	50
	Kilroy Realty LP	4.250%	8/15/29	104	100
	Kilroy Realty LP	3.050%	2/15/30	200	181
	Kilroy Realty LP	2.650%	11/15/33	175	138
	Kimco Realty OP LLC	2.800%	10/1/26	125	123
	Kimco Realty OP LLC	3.800%	4/1/27	75	74
	Kimco Realty OP LLC	1.900%	3/1/28	500	473
	Kimco Realty OP LLC	2.700%	10/1/30	100	92
	Kimco Realty OP LLC	3.200%	4/1/32	200	182
	Kimco Realty OP LLC	4.600%	2/1/33	200	197
	Kimco Realty OP LLC	6.400%	3/1/34	100	109
	Kimco Realty OP LLC	4.850%	3/1/35	100	98
	Kimco Realty OP LLC	4.125%	12/1/46	50	40
	Kimco Realty OP LLC	4.450%	9/1/47	50	42
	Kite Realty Group LP	4.000%	10/1/26	200	198
	Kite Realty Group LP	4.950%	12/15/31	50	50
	Kite Realty Group LP	5.200%	8/15/32	100	101
	Kite Realty Group LP	5.500%	3/1/34	100	102
	LXP Industrial Trust	2.375%	10/1/31	200	169
	Mid-America Apartments LP	3.600%	6/1/27	250	247
	Mid-America Apartments LP	3.950%	3/15/29	100	99
	Mid-America Apartments LP	2.750%	3/15/30	150	140
	Mid-America Apartments LP	1.700%	2/15/31	150	129
	Mid-America Apartments LP	5.300%	2/15/32	50	52
	Mid-America Apartments LP	4.950%	3/1/35	100	99
	NNN REIT Inc.	3.500%	10/15/27	350	344
	NNN REIT Inc.	4.300%	10/15/28	25	25
	NNN REIT Inc.	2.500%	4/15/30	75	68
[4]	NNN REIT Inc.	4.600%	2/15/31	150	149
	NNN REIT Inc.	5.600%	10/15/33	150	155
	NNN REIT Inc.	4.800%	10/15/48	50	43
	NNN REIT Inc.	3.100%	4/15/50	50	32
	NNN REIT Inc.	3.000%	4/15/52	175	108
	Omega Healthcare Investors Inc.	3.625%	10/1/29	250	238
	Omega Healthcare Investors Inc.	5.200%	7/1/30	150	151
	Omega Healthcare Investors Inc.	3.375%	2/1/31	250	229
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	218

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Piedmont Operating Partnership LP	9.250%	7/20/28	100	111
	Prologis LP	2.125%	4/15/27	105	101
	Prologis LP	3.375%	12/15/27	160	157
	Prologis LP	3.875%	9/15/28	100	99
	Prologis LP	2.250%	4/15/30	155	141
	Prologis LP	1.750%	7/1/30	200	176
	Prologis LP	1.250%	10/15/30	350	299
	Prologis LP	2.250%	1/15/32	100	87
	Prologis LP	4.750%	6/15/33	100	100
	Prologis LP	5.125%	1/15/34	127	129
	Prologis LP	5.000%	3/15/34	272	273
	Prologis LP	5.000%	1/31/35	125	125
	Prologis LP	5.250%	5/15/35	300	304
	Prologis LP	4.375%	9/15/48	75	62
	Prologis LP	3.000%	4/15/50	140	91
	Prologis LP	2.125%	10/15/50	100	53
	Prologis LP	5.250%	6/15/53	200	188
	Prologis LP	5.250%	3/15/54	100	94
	Public Storage Operating Co.	1.500%	11/9/26	225	217
	Public Storage Operating Co.	3.094%	9/15/27	100	98
	Public Storage Operating Co.	1.950%	11/9/28	225	210
	Public Storage Operating Co.	5.125%	1/15/29	100	103
	Public Storage Operating Co.	3.385%	5/1/29	100	97
	Public Storage Operating Co.	2.250%	11/9/31	225	196
	Public Storage Operating Co.	5.350%	8/1/53	120	115
	Realty Income Corp.	4.125%	10/15/26	125	125
	Realty Income Corp.	3.000%	1/15/27	150	147
	Realty Income Corp.	3.200%	1/15/27	80	79
	Realty Income Corp.	3.950%	8/15/27	450	447
	Realty Income Corp.	3.650%	1/15/28	190	188
	Realty Income Corp.	2.100%	3/15/28	300	284
	Realty Income Corp.	4.750%	2/15/29	100	101
	Realty Income Corp.	4.000%	7/15/29	60	59
	Realty Income Corp.	3.100%	12/15/29	150	142
	Realty Income Corp.	3.400%	1/15/30	80	77
	Realty Income Corp.	2.850%	12/15/32	50	44
	Realty Income Corp.	1.800%	3/15/33	500	403
	Realty Income Corp.	5.125%	4/15/35	65	65
	Realty Income Corp.	4.650%	3/15/47	175	152
	Realty Income Corp.	5.375%	9/1/54	50	48
	Regency Centers LP	3.600%	2/1/27	25	25
	Regency Centers LP	4.125%	3/15/28	75	75
	Regency Centers LP	2.950%	9/15/29	100	95
	Regency Centers LP	5.250%	1/15/34	100	101
	Regency Centers LP	5.100%	1/15/35	100	100
	Regency Centers LP	4.400%	2/1/47	200	167
	Rexford Industrial Realty LP	2.150%	9/1/31	200	171
	Sabra Health Care LP	5.125%	8/15/26	25	25
	Sabra Health Care LP	3.900%	10/15/29	150	143
	Sabra Health Care LP	3.200%	12/1/31	150	134
	Safehold GL Holdings LLC	2.850%	1/15/32	200	174
	Safehold GL Holdings LLC	5.650%	1/15/35	70	70
	Simon Property Group LP	1.375%	1/15/27	500	479
	Simon Property Group LP	1.750%	2/1/28	250	236
	Simon Property Group LP	2.650%	7/15/30	200	184
	Simon Property Group LP	2.200%	2/1/31	250	221
	Simon Property Group LP	2.250%	1/15/32	500	431
	Simon Property Group LP	2.650%	2/1/32	100	88
	Simon Property Group LP	6.250%	1/15/34	85	92
	Simon Property Group LP	4.750%	9/26/34	175	170
	Simon Property Group LP	4.250%	11/30/46	100	81
	Simon Property Group LP	3.250%	9/13/49	300	201
	Simon Property Group LP	3.800%	7/15/50	200	148
	Simon Property Group LP	5.850%	3/8/53	89	89
	Simon Property Group LP	6.650%	1/15/54	85	94
	Store Capital LLC	4.500%	3/15/28	75	74
	Store Capital LLC	4.625%	3/15/29	100	98
[6]	Store Capital LLC	5.400%	4/30/30	65	66
	Sun Communities Operating LP	2.300%	11/1/28	200	187
	Sun Communities Operating LP	4.200%	4/15/32	200	190

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tanger Properties LP	3.125%	9/1/26	175	172
Tanger Properties LP	3.875%	7/15/27	50	49
UDR Inc.	2.950%	9/1/26	150	147
UDR Inc.	3.500%	7/1/27	150	148
UDR Inc.	3.500%	1/15/28	250	245
UDR Inc.	3.200%	1/15/30	60	57
UDR Inc.	3.000%	8/15/31	65	59
UDR Inc.	1.900%	3/15/33	200	160
UDR Inc.	3.100%	11/1/34	65	55
Ventas Realty LP	3.250%	10/15/26	75	74
Ventas Realty LP	3.850%	4/1/27	50	50
Ventas Realty LP	4.000%	3/1/28	125	124
Ventas Realty LP	3.000%	1/15/30	100	94
Ventas Realty LP	4.750%	11/15/30	200	201
Ventas Realty LP	5.100%	7/15/32	175	177
Ventas Realty LP	5.625%	7/1/34	52	54
Ventas Realty LP	5.000%	1/15/35	200	197
Ventas Realty LP	4.875%	4/15/49	80	69
VICI Properties LP	4.750%	2/15/28	200	201
VICI Properties LP	4.950%	2/15/30	200	201
VICI Properties LP	5.125%	11/15/31	250	250
VICI Properties LP	5.125%	5/15/32	200	199
VICI Properties LP	5.750%	4/1/34	100	102
VICI Properties LP	5.625%	4/1/35	201	203
VICI Properties LP	5.625%	5/15/52	225	207
Welltower OP LLC	4.250%	4/15/28	175	175
Welltower OP LLC	4.125%	3/15/29	250	248
Welltower OP LLC	4.500%	7/1/30	150	151
Welltower OP LLC	2.750%	1/15/31	250	228
Welltower OP LLC	2.750%	1/15/32	300	268
Welltower OP LLC	5.125%	7/1/35	200	201
Welltower OP LLC	6.500%	3/15/41	25	28
Welltower OP LLC	4.950%	9/1/48	75	69
Weyerhaeuser Co.	4.000%	11/15/29	150	147
Weyerhaeuser Co.	4.000%	4/15/30	200	195
Weyerhaeuser Co.	7.375%	3/15/32	29	33
Weyerhaeuser Co.	3.375%	3/9/33	200	179
WP Carey Inc.	4.250%	10/1/26	75	75
WP Carey Inc.	2.250%	4/1/33	200	163
				45,449
Technology (1.9%)
Accenture Capital Inc.	3.900%	10/4/27	175	175
Accenture Capital Inc.	4.050%	10/4/29	150	149
Accenture Capital Inc.	4.250%	10/4/31	350	346
Accenture Capital Inc.	4.500%	10/4/34	300	292
Adobe Inc.	2.150%	2/1/27	180	175
Adobe Inc.	4.750%	1/17/28	125	127
Adobe Inc.	4.950%	1/17/30	175	181
Adobe Inc.	2.300%	2/1/30	225	207
Adobe Inc.	5.300%	1/17/35	100	105
Advanced Micro Devices Inc.	4.319%	3/24/28	100	101
Amdocs Ltd.	2.538%	6/15/30	200	181
Analog Devices Inc.	3.500%	12/5/26	200	198
Analog Devices Inc.	3.450%	6/15/27	100	99
Analog Devices Inc.	4.250%	6/15/28	250	251
Analog Devices Inc.	1.700%	10/1/28	200	185
Analog Devices Inc.	4.500%	6/15/30	200	202
Analog Devices Inc.	2.800%	10/1/41	200	146
Analog Devices Inc.	2.950%	10/1/51	400	260
Apple Inc.	2.450%	8/4/26	450	442
Apple Inc.	3.350%	2/9/27	10	10
Apple Inc.	3.200%	5/11/27	775	765
Apple Inc.	2.900%	9/12/27	555	543
Apple Inc.	1.200%	2/8/28	500	467
Apple Inc.	4.000%	5/10/28	200	201
Apple Inc.	4.000%	5/12/28	175	175
Apple Inc.	1.400%	8/5/28	350	324
Apple Inc.	2.200%	9/11/29	430	399
Apple Inc.	4.150%	5/10/30	48	49

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	4.200%	5/12/30	125	126
	Apple Inc.	1.250%	8/20/30	500	434
	Apple Inc.	1.650%	2/8/31	500	437
	Apple Inc.	1.700%	8/5/31	200	174
	Apple Inc.	4.500%	5/12/32	125	127
	Apple Inc.	3.350%	8/8/32	200	189
	Apple Inc.	4.750%	5/12/35	150	151
	Apple Inc.	4.500%	2/23/36	121	121
	Apple Inc.	2.375%	2/8/41	635	444
	Apple Inc.	3.850%	5/4/43	450	377
	Apple Inc.	4.450%	5/6/44	200	183
	Apple Inc.	3.450%	2/9/45	825	640
	Apple Inc.	4.375%	5/13/45	400	354
	Apple Inc.	4.650%	2/23/46	1,110	1,015
	Apple Inc.	3.850%	8/4/46	375	304
	Apple Inc.	3.750%	11/13/47	450	355
	Apple Inc.	2.650%	5/11/50	815	511
	Apple Inc.	2.400%	8/20/50	75	44
	Apple Inc.	2.650%	2/8/51	794	493
	Apple Inc.	2.700%	8/5/51	75	47
	Apple Inc.	2.800%	2/8/61	600	355
	Apple Inc.	2.850%	8/5/61	275	165
	Applied Materials Inc.	3.300%	4/1/27	225	222
	Applied Materials Inc.	1.750%	6/1/30	200	178
	Applied Materials Inc.	5.100%	10/1/35	100	103
	Applied Materials Inc.	5.850%	6/15/41	125	132
	Applied Materials Inc.	4.350%	4/1/47	175	150
	Applied Materials Inc.	2.750%	6/1/50	200	125
	Arrow Electronics Inc.	3.875%	1/12/28	100	98
	Arrow Electronics Inc.	5.875%	4/10/34	200	206
	Atlassian Corp.	5.500%	5/15/34	200	205
	Autodesk Inc.	3.500%	6/15/27	75	74
	Autodesk Inc.	2.850%	1/15/30	75	70
	Autodesk Inc.	2.400%	12/15/31	200	175
	Avnet Inc.	6.250%	3/15/28	100	104
	Booz Allen Hamilton Inc.	5.950%	8/4/33	150	154
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	721
	Broadcom Inc.	5.050%	7/12/27	167	169
[6]	Broadcom Inc.	1.950%	2/15/28	157	148
	Broadcom Inc.	4.150%	2/15/28	100	100
	Broadcom Inc.	4.800%	4/15/28	300	304
	Broadcom Inc.	4.110%	9/15/28	428	426
[6]	Broadcom Inc.	4.000%	4/15/29	200	197
	Broadcom Inc.	4.750%	4/15/29	965	977
	Broadcom Inc.	5.050%	7/12/29	320	328
	Broadcom Inc.	4.350%	2/15/30	200	199
	Broadcom Inc.	5.000%	4/15/30	200	204
	Broadcom Inc.	5.050%	4/15/30	700	717
	Broadcom Inc.	4.150%	11/15/30	600	590
[6]	Broadcom Inc.	2.450%	2/15/31	1,000	894
	Broadcom Inc.	5.150%	11/15/31	83	85
	Broadcom Inc.	4.550%	2/15/32	500	495
	Broadcom Inc.	5.200%	4/15/32	250	257
	Broadcom Inc.	4.300%	11/15/32	400	388
[6]	Broadcom Inc.	2.600%	2/15/33	50	43
[6]	Broadcom Inc.	3.419%	4/15/33	152	138
[6]	Broadcom Inc.	3.469%	4/15/34	586	523
[6]	Broadcom Inc.	3.187%	11/15/36	50	41
[6]	Broadcom Inc.	4.926%	5/15/37	550	533
[6]	Broadcom Inc.	3.500%	2/15/41	670	530
[6]	Broadcom Inc.	3.750%	2/15/51	500	374
	Cadence Design Systems Inc.	4.200%	9/10/27	100	100
	Cadence Design Systems Inc.	4.300%	9/10/29	250	250
	Cadence Design Systems Inc.	4.700%	9/10/34	400	395
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	99
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	95
	CDW LLC / CDW Finance Corp.	5.100%	3/1/30	110	111
	CDW LLC / CDW Finance Corp.	5.550%	8/22/34	110	111
	CGI Inc.	1.450%	9/14/26	176	170
[6]	CGI Inc.	4.950%	3/14/30	200	202

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CGI Inc.	2.300%	9/14/31	100	87
Cisco Systems Inc.	2.500%	9/20/26	225	221
Cisco Systems Inc.	4.800%	2/26/27	250	253
Cisco Systems Inc.	4.550%	2/24/28	138	140
Cisco Systems Inc.	4.850%	2/26/29	450	461
Cisco Systems Inc.	4.750%	2/24/30	202	206
Cisco Systems Inc.	4.950%	2/26/31	642	660
Cisco Systems Inc.	4.950%	2/24/32	415	425
Cisco Systems Inc.	5.050%	2/26/34	713	730
Cisco Systems Inc.	5.100%	2/24/35	213	218
Cisco Systems Inc.	5.900%	2/15/39	400	431
Cisco Systems Inc.	5.300%	2/26/54	300	291
Cisco Systems Inc.	5.500%	2/24/55	148	148
Cisco Systems Inc.	5.350%	2/26/64	200	193
Concentrix Corp.	6.600%	8/2/28	136	143
Corning Inc.	5.750%	8/15/40	195	197
Corning Inc.	3.900%	11/15/49	100	76
Corning Inc.	4.375%	11/15/57	300	240
Corning Inc.	5.450%	11/15/79	200	183
Dell Inc.	7.100%	4/15/28	30	32
Dell Inc.	6.500%	4/15/38	100	107
Dell International LLC / EMC Corp.	4.900%	10/1/26	250	251
Dell International LLC / EMC Corp.	6.100%	7/15/27	100	103
Dell International LLC / EMC Corp.	5.250%	2/1/28	200	205
Dell International LLC / EMC Corp.	4.750%	4/1/28	121	122
Dell International LLC / EMC Corp.	5.300%	10/1/29	30	31
Dell International LLC / EMC Corp.	4.350%	2/1/30	100	99
Dell International LLC / EMC Corp.	5.000%	4/1/30	59	60
Dell International LLC / EMC Corp.	6.200%	7/15/30	62	66
Dell International LLC / EMC Corp.	5.300%	4/1/32	464	474
Dell International LLC / EMC Corp.	5.750%	2/1/33	50	52
Dell International LLC / EMC Corp.	4.850%	2/1/35	498	480
Dell International LLC / EMC Corp.	5.500%	4/1/35	209	211
Dell International LLC / EMC Corp.	8.100%	7/15/36	173	208
Dell International LLC / EMC Corp.	3.375%	12/15/41	200	149
Dell International LLC / EMC Corp.	8.350%	7/15/46	105	134
Dell International LLC / EMC Corp.	3.450%	12/15/51	100	69
DXC Technology Co.	1.800%	9/15/26	200	193
DXC Technology Co.	2.375%	9/15/28	200	186
Flex Ltd.	4.875%	6/15/29	150	151
Flex Ltd.	5.250%	1/15/32	200	202
Genpact Luxembourg Sarl / Genpact USA Inc.	6.000%	6/4/29	50	52
Hewlett Packard Enterprise Co.	4.450%	9/25/26	200	200
Hewlett Packard Enterprise Co.	4.400%	9/25/27	100	100
Hewlett Packard Enterprise Co.	5.250%	7/1/28	200	205
Hewlett Packard Enterprise Co.	4.550%	10/15/29	275	274
Hewlett Packard Enterprise Co.	4.850%	10/15/31	150	149
Hewlett Packard Enterprise Co.	5.000%	10/15/34	700	679
Hewlett Packard Enterprise Co.	6.350%	10/15/45	157	161
Hewlett Packard Enterprise Co.	5.600%	10/15/54	300	277
HP Inc.	3.000%	6/17/27	350	342
HP Inc.	4.750%	1/15/28	200	202
HP Inc.	5.400%	4/25/30	150	154
HP Inc.	3.400%	6/17/30	500	470
HP Inc.	2.650%	6/17/31	200	177
HP Inc.	4.200%	4/15/32	64	61
HP Inc.	6.100%	4/25/35	215	223
HP Inc.	6.000%	9/15/41	100	101
IBM International Capital Pte. Ltd.	4.750%	2/5/31	200	203
IBM International Capital Pte. Ltd.	5.250%	2/5/44	200	192
IBM International Capital Pte. Ltd.	5.300%	2/5/54	200	187
Intel Corp.	3.750%	8/5/27	200	197
Intel Corp.	4.875%	2/10/28	310	314
Intel Corp.	1.600%	8/12/28	200	184
Intel Corp.	2.450%	11/15/29	625	571
Intel Corp.	3.900%	3/25/30	345	334
Intel Corp.	2.000%	8/12/31	200	172
Intel Corp.	4.150%	8/5/32	200	190
Intel Corp.	4.000%	12/15/32	150	141
Intel Corp.	5.200%	2/10/33	396	399

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	4.600%	3/25/40	100	88
Intel Corp.	2.800%	8/12/41	200	134
Intel Corp.	4.800%	10/1/41	162	141
Intel Corp.	4.250%	12/15/42	150	120
Intel Corp.	4.900%	7/29/45	150	128
Intel Corp.	4.100%	5/19/46	250	188
Intel Corp.	4.100%	5/11/47	200	150
Intel Corp.	3.734%	12/8/47	500	352
Intel Corp.	3.250%	11/15/49	300	190
Intel Corp.	4.750%	3/25/50	400	326
Intel Corp.	3.050%	8/12/51	250	149
Intel Corp.	5.700%	2/10/53	481	447
Intel Corp.	5.600%	2/21/54	200	183
Intel Corp.	3.100%	2/15/60	300	168
Intel Corp.	3.200%	8/12/61	200	113
Intel Corp.	5.050%	8/5/62	300	244
Intel Corp.	5.900%	2/10/63	200	188
International Business Machines Corp.	1.700%	5/15/27	265	253
International Business Machines Corp.	6.220%	8/1/27	75	78
International Business Machines Corp.	6.500%	1/15/28	75	79
International Business Machines Corp.	4.500%	2/6/28	300	303
International Business Machines Corp.	3.500%	5/15/29	450	437
International Business Machines Corp.	1.950%	5/15/30	500	446
International Business Machines Corp.	4.750%	2/6/33	200	201
International Business Machines Corp.	5.200%	2/10/35	200	203
International Business Machines Corp.	4.000%	6/20/42	358	296
International Business Machines Corp.	4.250%	5/15/49	700	564
International Business Machines Corp.	2.950%	5/15/50	165	105
International Business Machines Corp.	5.700%	2/10/55	930	920
Intuit Inc.	1.350%	7/15/27	100	95
Intuit Inc.	1.650%	7/15/30	100	88
Intuit Inc.	5.200%	9/15/33	200	207
Intuit Inc.	5.500%	9/15/53	275	273
Jabil Inc.	3.950%	1/12/28	100	99
Jabil Inc.	3.600%	1/15/30	100	96
Jabil Inc.	3.000%	1/15/31	150	137
Juniper Networks Inc.	3.750%	8/15/29	200	194
Juniper Networks Inc.	5.950%	3/15/41	25	25
KLA Corp.	4.100%	3/15/29	150	150
KLA Corp.	4.650%	7/15/32	200	201
KLA Corp.	5.000%	3/15/49	75	69
KLA Corp.	3.300%	3/1/50	150	104
KLA Corp.	4.950%	7/15/52	200	182
KLA Corp.	5.250%	7/15/62	200	187
Kyndryl Holdings Inc.	2.050%	10/15/26	100	97
Kyndryl Holdings Inc.	2.700%	10/15/28	100	94
Kyndryl Holdings Inc.	3.150%	10/15/31	100	90
Kyndryl Holdings Inc.	4.100%	10/15/41	100	80
Lam Research Corp.	4.000%	3/15/29	150	149
Lam Research Corp.	1.900%	6/15/30	295	263
Lam Research Corp.	4.875%	3/15/49	125	114
Lam Research Corp.	2.875%	6/15/50	150	97
Lam Research Corp.	3.125%	6/15/60	100	62
Leidos Inc.	2.300%	2/15/31	200	175
Leidos Inc.	5.750%	3/15/33	82	86
Leidos Inc.	5.500%	3/15/35	91	92
Marvell Technology Inc.	2.450%	4/15/28	100	95
Marvell Technology Inc.	4.875%	6/22/28	100	101
Marvell Technology Inc.	4.750%	7/15/30	100	100
Marvell Technology Inc.	5.450%	7/15/35	100	101
Microchip Technology Inc.	4.900%	3/15/28	150	152
Microchip Technology Inc.	5.050%	3/15/29	650	660
Microchip Technology Inc.	5.050%	2/15/30	125	127
Micron Technology Inc.	5.375%	4/15/28	200	205
Micron Technology Inc.	5.327%	2/6/29	150	154
Micron Technology Inc.	6.750%	11/1/29	225	243
Micron Technology Inc.	4.663%	2/15/30	100	100
Micron Technology Inc.	5.300%	1/15/31	150	154
Micron Technology Inc.	5.875%	2/9/33	235	245
Micron Technology Inc.	5.800%	1/15/35	150	155

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Micron Technology Inc.	6.050%	11/1/35	400	418
Micron Technology Inc.	3.366%	11/1/41	100	74
Micron Technology Inc.	3.477%	11/1/51	100	68
Microsoft Corp.	2.400%	8/8/26	805	791
Microsoft Corp.	3.400%	9/15/26	160	159
Microsoft Corp.	3.300%	2/6/27	675	668
Microsoft Corp.	1.350%	9/15/30	150	131
Microsoft Corp.	3.500%	2/12/35	325	304
Microsoft Corp.	4.200%	11/3/35	350	345
Microsoft Corp.	3.450%	8/8/36	675	606
Microsoft Corp.	4.100%	2/6/37	250	239
Microsoft Corp.	3.700%	8/8/46	448	361
Microsoft Corp.	4.500%	6/15/47	200	181
Microsoft Corp.	2.525%	6/1/50	1,329	822
Microsoft Corp.	2.500%	9/15/50	300	184
Microsoft Corp.	2.921%	3/17/52	918	609
Microsoft Corp.	2.675%	6/1/60	944	558
Microsoft Corp.	3.041%	3/17/62	356	228
Motorola Solutions Inc.	4.600%	2/23/28	125	126
Motorola Solutions Inc.	4.850%	8/15/30	100	101
Motorola Solutions Inc.	5.200%	8/15/32	25	25
Motorola Solutions Inc.	5.550%	8/15/35	150	153
Motorola Solutions Inc.	5.500%	9/1/44	75	73
NetApp Inc.	2.375%	6/22/27	100	96
NetApp Inc.	2.700%	6/22/30	200	183
NetApp Inc.	5.500%	3/17/32	134	138
NetApp Inc.	5.700%	3/17/35	122	125
Nokia OYJ	6.625%	5/15/39	90	93
NVIDIA Corp.	3.200%	9/16/26	200	198
NVIDIA Corp.	1.550%	6/15/28	250	234
NVIDIA Corp.	2.850%	4/1/30	300	285
NVIDIA Corp.	2.000%	6/15/31	250	222
NVIDIA Corp.	3.500%	4/1/40	200	168
NVIDIA Corp.	3.500%	4/1/50	350	262
NVIDIA Corp.	3.700%	4/1/60	113	83
NXP BV / NXP Funding LLC	5.550%	12/1/28	75	77
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	446
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	189
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	177
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	412	358
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	147
Oracle Corp.	2.650%	7/15/26	561	551
Oracle Corp.	2.800%	4/1/27	388	378
Oracle Corp.	2.300%	3/25/28	300	285
Oracle Corp.	4.500%	5/6/28	35	35
Oracle Corp.	4.800%	8/3/28	400	407
Oracle Corp.	4.200%	9/27/29	457	454
Oracle Corp.	6.150%	11/9/29	225	240
Oracle Corp.	2.950%	4/1/30	550	513
Oracle Corp.	4.650%	5/6/30	100	101
Oracle Corp.	2.875%	3/25/31	1,222	1,114
Oracle Corp.	5.250%	2/3/32	313	321
Oracle Corp.	4.300%	7/8/34	325	308
Oracle Corp.	4.700%	9/27/34	325	316
Oracle Corp.	3.900%	5/15/35	150	135
Oracle Corp.	5.500%	8/3/35	394	403
Oracle Corp.	3.850%	7/15/36	250	220
Oracle Corp.	3.800%	11/15/37	525	449
Oracle Corp.	6.125%	7/8/39	164	172
Oracle Corp.	3.600%	4/1/40	605	484
Oracle Corp.	5.375%	7/15/40	852	832
Oracle Corp.	3.650%	3/25/41	386	304
Oracle Corp.	4.500%	7/8/44	250	211
Oracle Corp.	4.125%	5/15/45	425	338
Oracle Corp.	4.000%	7/15/46	523	403
Oracle Corp.	4.000%	11/15/47	600	459
Oracle Corp.	3.600%	4/1/50	1,120	783
Oracle Corp.	6.900%	11/9/52	355	395
Oracle Corp.	5.550%	2/6/53	510	479
Oracle Corp.	5.375%	9/27/54	200	183

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oracle Corp.	6.000%	8/3/55	345	344
Oracle Corp.	3.850%	4/1/60	475	327
Oracle Corp.	4.100%	3/25/61	261	188
Oracle Corp.	6.125%	8/3/65	590	590
Qorvo Inc.	4.375%	10/15/29	200	194
QUALCOMM Inc.	3.250%	5/20/27	400	395
QUALCOMM Inc.	1.300%	5/20/28	378	351
QUALCOMM Inc.	1.650%	5/20/32	714	594
QUALCOMM Inc.	4.750%	5/20/32	100	101
QUALCOMM Inc.	5.400%	5/20/33	200	211
QUALCOMM Inc.	4.300%	5/20/47	250	210
QUALCOMM Inc.	3.250%	5/20/50	200	138
QUALCOMM Inc.	4.500%	5/20/52	200	169
QUALCOMM Inc.	6.000%	5/20/53	200	210
Roper Technologies Inc.	3.800%	12/15/26	145	144
Roper Technologies Inc.	1.400%	9/15/27	500	471
Roper Technologies Inc.	4.200%	9/15/28	175	175
Roper Technologies Inc.	2.950%	9/15/29	125	118
Roper Technologies Inc.	2.000%	6/30/30	125	111
Roper Technologies Inc.	4.750%	2/15/32	50	50
Roper Technologies Inc.	4.900%	10/15/34	200	197
Salesforce Inc.	3.700%	4/11/28	325	323
Salesforce Inc.	1.500%	7/15/28	200	186
Salesforce Inc.	1.950%	7/15/31	300	263
Salesforce Inc.	2.700%	7/15/41	250	180
Salesforce Inc.	2.900%	7/15/51	244	156
Salesforce Inc.	3.050%	7/15/61	200	122
ServiceNow Inc.	1.400%	9/1/30	400	347
Synopsys Inc.	4.550%	4/1/27	59	59
Synopsys Inc.	4.650%	4/1/28	79	80
Synopsys Inc.	4.850%	4/1/30	72	73
Synopsys Inc.	5.000%	4/1/32	114	115
Synopsys Inc.	5.150%	4/1/35	315	318
Synopsys Inc.	5.700%	4/1/55	526	523
Teledyne FLIR LLC	2.500%	8/1/30	100	91
Teledyne Technologies Inc.	2.750%	4/1/31	300	272
Texas Instruments Inc.	1.125%	9/15/26	200	193
Texas Instruments Inc.	2.900%	11/3/27	94	92
Texas Instruments Inc.	2.250%	9/4/29	100	93
Texas Instruments Inc.	1.750%	5/4/30	210	187
Texas Instruments Inc.	4.500%	5/23/30	200	202
Texas Instruments Inc.	1.900%	9/15/31	150	131
Texas Instruments Inc.	4.900%	3/14/33	200	205
Texas Instruments Inc.	4.850%	2/8/34	100	101
Texas Instruments Inc.	3.875%	3/15/39	142	125
Texas Instruments Inc.	4.150%	5/15/48	300	247
Texas Instruments Inc.	5.000%	3/14/53	400	369
Texas Instruments Inc.	5.150%	2/8/54	200	189
Texas Instruments Inc.	5.050%	5/18/63	300	276
TSMC Arizona Corp.	1.750%	10/25/26	400	387
TSMC Arizona Corp.	2.500%	10/25/31	200	179
TSMC Arizona Corp.	4.250%	4/22/32	200	197
TSMC Arizona Corp.	3.125%	10/25/41	200	155
TSMC Arizona Corp.	3.250%	10/25/51	200	144
TSMC Arizona Corp.	4.500%	4/22/52	200	180
VMware LLC	4.650%	5/15/27	100	101
VMware LLC	3.900%	8/21/27	300	298
VMware LLC	1.800%	8/15/28	200	185
VMware LLC	4.700%	5/15/30	150	151
VMware LLC	2.200%	8/15/31	300	260
Western Digital Corp.	2.850%	2/1/29	200	186
Workday Inc.	3.500%	4/1/27	200	197
Workday Inc.	3.700%	4/1/29	100	98
Workday Inc.	3.800%	4/1/32	200	188
Xilinx Inc.	2.375%	6/1/30	200	183
				91,675
Utilities (2.5%)
AEP Texas Inc.	3.950%	6/1/28	100	99
AEP Texas Inc.	5.450%	5/15/29	200	207

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AEP Texas Inc.	2.100%	7/1/30	200	178
AEP Texas Inc.	5.700%	5/15/34	200	204
AEP Texas Inc.	3.800%	10/1/47	50	37
AEP Texas Inc.	5.250%	5/15/52	89	80
AEP Transmission Co. LLC	5.150%	4/1/34	50	51
AEP Transmission Co. LLC	4.000%	12/1/46	75	59
AEP Transmission Co. LLC	3.750%	12/1/47	100	76
AEP Transmission Co. LLC	3.800%	6/15/49	70	52
AEP Transmission Co. LLC	3.150%	9/15/49	70	46
AEP Transmission Co. LLC	3.650%	4/1/50	150	110
AEP Transmission Co. LLC	4.500%	6/15/52	400	336
AES Corp.	5.450%	6/1/28	200	204
AES Corp.	2.450%	1/15/31	300	262
AES Corp.	5.800%	3/15/32	308	313
Alabama Power Co.	1.450%	9/15/30	500	433
Alabama Power Co.	3.940%	9/1/32	331	317
Alabama Power Co.	6.125%	5/15/38	50	54
Alabama Power Co.	3.850%	12/1/42	25	20
Alabama Power Co.	4.150%	8/15/44	75	62
Alabama Power Co.	3.750%	3/1/45	150	117
Alabama Power Co.	4.300%	1/2/46	200	167
Alabama Power Co.	3.700%	12/1/47	50	38
Alabama Power Co.	3.450%	10/1/49	58	41
Alabama Power Co.	3.125%	7/15/51	107	71
Alabama Power Co.	3.000%	3/15/52	200	129
Ameren Corp.	5.700%	12/1/26	200	203
Ameren Corp.	1.950%	3/15/27	200	193
Ameren Corp.	3.500%	1/15/31	300	283
Ameren Corp.	5.375%	3/15/35	243	245
Ameren Illinois Co.	3.800%	5/15/28	75	74
Ameren Illinois Co.	4.950%	6/1/33	125	127
Ameren Illinois Co.	3.700%	12/1/47	150	113
Ameren Illinois Co.	3.250%	3/15/50	60	41
Ameren Illinois Co.	5.550%	7/1/54	200	197
American Electric Power Co. Inc.	3.200%	11/13/27	75	73
American Electric Power Co. Inc.	4.300%	12/1/28	150	150
American Electric Power Co. Inc.	5.200%	1/15/29	200	205
American Electric Power Co. Inc.	5.625%	3/1/33	200	208
American Electric Power Co. Inc.	3.250%	3/1/50	71	46
American Electric Power Co. Inc.	6.950%	12/15/54	175	183
American Electric Power Co. Inc.	7.050%	12/15/54	150	156
American Electric Power Co. Inc.	3.875%	2/15/62	150	144
American Water Capital Corp.	2.950%	9/1/27	325	317
American Water Capital Corp.	3.450%	6/1/29	125	121
American Water Capital Corp.	2.800%	5/1/30	100	93
American Water Capital Corp.	4.450%	6/1/32	250	247
American Water Capital Corp.	5.150%	3/1/34	150	152
American Water Capital Corp.	5.250%	3/1/35	241	244
American Water Capital Corp.	6.593%	10/15/37	50	56
American Water Capital Corp.	4.300%	9/1/45	100	85
American Water Capital Corp.	3.750%	9/1/47	100	76
American Water Capital Corp.	4.200%	9/1/48	100	80
American Water Capital Corp.	4.150%	6/1/49	125	100
American Water Capital Corp.	3.450%	5/1/50	100	71
American Water Capital Corp.	3.250%	6/1/51	98	66
Appalachian Power Co.	3.300%	6/1/27	500	490
Appalachian Power Co.	5.650%	4/1/34	100	103
Appalachian Power Co.	4.500%	3/1/49	71	57
Appalachian Power Co.	3.700%	5/1/50	100	71
Arizona Public Service Co.	2.950%	9/15/27	50	48
Arizona Public Service Co.	5.700%	8/15/34	100	103
Arizona Public Service Co.	4.500%	4/1/42	225	192
Arizona Public Service Co.	4.350%	11/15/45	125	102
Arizona Public Service Co.	4.250%	3/1/49	100	78
Arizona Public Service Co.	3.350%	5/15/50	100	68
Arizona Public Service Co.	2.650%	9/15/50	100	59
Atmos Energy Corp.	3.000%	6/15/27	100	98
Atmos Energy Corp.	2.625%	9/15/29	100	94
Atmos Energy Corp.	5.900%	11/15/33	300	322
Atmos Energy Corp.	5.200%	8/15/35	100	101

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Atmos Energy Corp.	5.500%	6/15/41	200	202
Atmos Energy Corp.	4.150%	1/15/43	100	84
Atmos Energy Corp.	4.125%	10/15/44	50	42
Atmos Energy Corp.	3.375%	9/15/49	400	278
Atmos Energy Corp.	2.850%	2/15/52	200	123
Atmos Energy Corp.	5.000%	12/15/54	200	182
Avangrid Inc.	3.800%	6/1/29	195	190
Avista Corp.	4.350%	6/1/48	75	62
Avista Corp.	4.000%	4/1/52	72	53
Baltimore Gas & Electric Co.	2.400%	8/15/26	334	328
Baltimore Gas & Electric Co.	2.250%	6/15/31	100	89
Baltimore Gas & Electric Co.	5.300%	6/1/34	100	102
Baltimore Gas & Electric Co.	5.450%	6/1/35	250	256
Baltimore Gas & Electric Co.	3.500%	8/15/46	100	73
Baltimore Gas & Electric Co.	3.750%	8/15/47	200	151
Baltimore Gas & Electric Co.	4.250%	9/15/48	50	41
Baltimore Gas & Electric Co.	3.200%	9/15/49	80	54
Baltimore Gas & Electric Co.	2.900%	6/15/50	100	63
Baltimore Gas & Electric Co.	5.400%	6/1/53	300	286
Baltimore Gas & Electric Co.	5.650%	6/1/54	100	99
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	122
Berkshire Hathaway Energy Co.	3.700%	7/15/30	450	437
Berkshire Hathaway Energy Co.	1.650%	5/15/31	250	213
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	108
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	240
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	141
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	129
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	38
Berkshire Hathaway Energy Co.	4.450%	1/15/49	100	83
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	160
Berkshire Hathaway Energy Co.	2.850%	5/15/51	200	123
Black Hills Corp.	3.150%	1/15/27	75	73
Black Hills Corp.	3.050%	10/15/29	70	66
Black Hills Corp.	4.350%	5/1/33	75	71
Black Hills Corp.	6.000%	1/15/35	300	311
Black Hills Corp.	4.200%	9/15/46	50	39
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	293
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	56
CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	106	106
CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	50	50
CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	50	50
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	125	109
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	121
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	64
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	140
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	56	50
CenterPoint Energy Inc.	5.400%	6/1/29	186	192
CenterPoint Energy Inc.	2.950%	3/1/30	80	74
CenterPoint Energy Inc.	2.650%	6/1/31	200	179
CenterPoint Energy Inc.	6.850%	2/15/55	100	104
CenterPoint Energy Inc.	7.000%	2/15/55	50	52
CenterPoint Energy Inc.	6.700%	5/15/55	200	202
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	99
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	87
CenterPoint Energy Resources Corp.	4.400%	7/1/32	200	195
CenterPoint Energy Resources Corp.	5.400%	3/1/33	13	13
CenterPoint Energy Resources Corp.	5.400%	7/1/34	50	51
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	252
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	107
Cleveland Electric Illuminating Co.	5.950%	12/15/36	175	182
CMS Energy Corp.	3.450%	8/15/27	50	49
CMS Energy Corp.	4.875%	3/1/44	75	67
CMS Energy Corp.	4.750%	6/1/50	100	97
CMS Energy Corp.	6.500%	6/1/55	175	176
Commonwealth Edison Co.	2.950%	8/15/27	75	73
Commonwealth Edison Co.	3.700%	8/15/28	145	143
Commonwealth Edison Co.	2.200%	3/1/30	50	45
Commonwealth Edison Co.	5.300%	6/1/34	50	51
Commonwealth Edison Co.	5.900%	3/15/36	150	160
Commonwealth Edison Co.	6.450%	1/15/38	175	193

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth Edison Co.	4.600%	8/15/43	75	66
Commonwealth Edison Co.	4.700%	1/15/44	175	156
Commonwealth Edison Co.	3.700%	3/1/45	75	58
Commonwealth Edison Co.	3.650%	6/15/46	100	76
Commonwealth Edison Co.	4.000%	3/1/48	150	119
Commonwealth Edison Co.	4.000%	3/1/49	125	97
Commonwealth Edison Co.	3.000%	3/1/50	200	130
Commonwealth Edison Co.	3.850%	3/15/52	200	150
Commonwealth Edison Co.	5.650%	6/1/54	100	99
Commonwealth Edison Co.	5.950%	6/1/55	300	311
Connecticut Light & Power Co.	3.200%	3/15/27	50	49
Connecticut Light & Power Co.	4.950%	1/15/30	200	205
Connecticut Light & Power Co.	4.950%	8/15/34	50	50
Connecticut Light & Power Co.	4.300%	4/15/44	150	127
Connecticut Light & Power Co.	4.000%	4/1/48	160	126
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	538
Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	76	78
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	205
Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	200	203
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	290
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	81
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	102
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	173
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	321
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	112
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	58
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	300	236
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	195
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	200	211
Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	200	205
Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	100	100
Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	300	291
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	56
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	97
Constellation Energy Generation LLC	5.600%	3/1/28	46	48
Constellation Energy Generation LLC	5.800%	3/1/33	134	142
Constellation Energy Generation LLC	6.125%	1/15/34	200	216
Constellation Energy Generation LLC	6.250%	10/1/39	210	224
Constellation Energy Generation LLC	5.750%	10/1/41	75	75
Constellation Energy Generation LLC	5.600%	6/15/42	155	152
Constellation Energy Generation LLC	6.500%	10/1/53	200	215
Consumers Energy Co.	3.800%	11/15/28	75	74
Consumers Energy Co.	4.700%	1/15/30	100	102
Consumers Energy Co.	4.500%	1/15/31	50	50
Consumers Energy Co.	3.600%	8/15/32	19	18
Consumers Energy Co.	4.625%	5/15/33	75	74
Consumers Energy Co.	5.050%	5/15/35	150	151
Consumers Energy Co.	3.950%	5/15/43	75	61
Consumers Energy Co.	3.250%	8/15/46	50	37
Consumers Energy Co.	3.950%	7/15/47	50	40
Consumers Energy Co.	4.050%	5/15/48	425	340
Consumers Energy Co.	4.350%	4/15/49	80	68
Consumers Energy Co.	3.100%	8/15/50	80	53
Consumers Energy Co.	3.500%	8/1/51	200	148
Consumers Energy Co.	4.200%	9/1/52	84	69
Delmarva Power & Light Co.	4.150%	5/15/45	100	82
Dominion Energy Inc.	2.850%	8/15/26	379	372
Dominion Energy Inc.	4.600%	5/15/28	100	101
Dominion Energy Inc.	4.250%	6/1/28	125	125
Dominion Energy Inc.	3.375%	4/1/30	125	119
Dominion Energy Inc.	2.250%	8/15/31	250	219
Dominion Energy Inc.	4.350%	8/15/32	56	54
Dominion Energy Inc.	5.375%	11/15/32	200	205
Dominion Energy Inc.	6.300%	3/15/33	75	80
Dominion Energy Inc.	5.250%	8/1/33	250	252
Dominion Energy Inc.	5.950%	6/15/35	225	237
Dominion Energy Inc.	4.900%	8/1/41	280	253
Dominion Energy Inc.	4.050%	9/15/42	300	238
Dominion Energy Inc.	4.850%	8/15/52	200	169
Dominion Energy Inc.	7.000%	6/1/54	100	107

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dominion Energy Inc.	6.875%	2/1/55	100	105
Dominion Energy Inc.	6.625%	5/15/55	200	204
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	88
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	55
Dominion Energy South Carolina Inc.	5.300%	1/15/35	50	51
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	133
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	74
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	67
DTE Electric Co.	4.250%	5/14/27	50	50
DTE Electric Co.	2.250%	3/1/30	450	411
DTE Electric Co.	2.625%	3/1/31	100	91
DTE Electric Co.	3.000%	3/1/32	250	227
DTE Electric Co.	5.200%	3/1/34	50	51
DTE Electric Co.	5.250%	5/15/35	50	51
DTE Electric Co.	4.000%	4/1/43	225	184
DTE Electric Co.	3.700%	6/1/46	50	38
DTE Electric Co.	3.750%	8/15/47	100	76
DTE Electric Co.	3.950%	3/1/49	78	61
DTE Electric Co.	2.950%	3/1/50	150	98
DTE Electric Co.	3.650%	3/1/52	250	184
DTE Electric Co.	5.850%	5/15/55	235	241
DTE Energy Co.	2.850%	10/1/26	300	295
DTE Energy Co.	4.950%	7/1/27	100	101
DTE Energy Co.	4.875%	6/1/28	200	203
DTE Energy Co.	5.100%	3/1/29	200	204
DTE Energy Co.	3.400%	6/15/29	94	90
DTE Energy Co.	2.950%	3/1/30	60	56
DTE Energy Co.	5.200%	4/1/30	116	119
DTE Energy Co.	5.850%	6/1/34	450	471
Duke Energy Carolinas LLC	3.950%	11/15/28	125	125
Duke Energy Carolinas LLC	6.000%	12/1/28	125	132
Duke Energy Carolinas LLC	2.450%	8/15/29	200	186
Duke Energy Carolinas LLC	2.450%	2/1/30	100	92
Duke Energy Carolinas LLC	4.850%	3/15/30	100	102
Duke Energy Carolinas LLC	2.550%	4/15/31	200	181
Duke Energy Carolinas LLC	4.950%	1/15/33	175	178
Duke Energy Carolinas LLC	4.850%	1/15/34	200	200
Duke Energy Carolinas LLC	5.250%	3/15/35	150	153
Duke Energy Carolinas LLC	6.100%	6/1/37	100	106
Duke Energy Carolinas LLC	6.000%	1/15/38	25	27
Duke Energy Carolinas LLC	6.050%	4/15/38	25	27
Duke Energy Carolinas LLC	5.300%	2/15/40	150	150
Duke Energy Carolinas LLC	4.000%	9/30/42	175	145
Duke Energy Carolinas LLC	3.875%	3/15/46	100	78
Duke Energy Carolinas LLC	3.700%	12/1/47	100	75
Duke Energy Carolinas LLC	3.200%	8/15/49	350	237
Duke Energy Carolinas LLC	5.400%	1/15/54	100	96
Duke Energy Corp.	3.150%	8/15/27	140	137
Duke Energy Corp.	4.300%	3/15/28	200	200
Duke Energy Corp.	2.450%	6/1/30	100	91
Duke Energy Corp.	2.550%	6/15/31	200	178
Duke Energy Corp.	5.750%	9/15/33	100	105
Duke Energy Corp.	5.450%	6/15/34	100	103
Duke Energy Corp.	4.800%	12/15/45	125	108
Duke Energy Corp.	3.750%	9/1/46	180	133
Duke Energy Corp.	4.200%	6/15/49	115	89
Duke Energy Corp.	3.500%	6/15/51	140	96
Duke Energy Corp.	6.100%	9/15/53	350	356
Duke Energy Corp.	5.800%	6/15/54	575	562
Duke Energy Corp.	6.450%	9/1/54	150	155
Duke Energy Corp.	3.250%	1/15/82	200	192
Duke Energy Florida LLC	3.800%	7/15/28	100	99
Duke Energy Florida LLC	2.500%	12/1/29	425	395
Duke Energy Florida LLC	1.750%	6/15/30	100	88
Duke Energy Florida LLC	2.400%	12/15/31	200	177
Duke Energy Florida LLC	6.350%	9/15/37	225	246
Duke Energy Florida LLC	6.400%	6/15/38	200	220
Duke Energy Florida LLC	3.850%	11/15/42	100	80
Duke Energy Florida LLC	3.400%	10/1/46	100	72
Duke Energy Florida LLC	4.200%	7/15/48	100	80

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Florida LLC	6.200%	11/15/53	380	405
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	65	62
	Duke Energy Indiana LLC	5.250%	3/1/34	100	102
	Duke Energy Indiana LLC	6.350%	8/15/38	590	643
	Duke Energy Indiana LLC	3.750%	5/15/46	175	133
	Duke Energy Indiana LLC	5.900%	5/15/55	25	26
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	90
	Duke Energy Ohio Inc.	5.300%	6/15/35	75	76
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	19
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	98
	Duke Energy Progress LLC	3.700%	9/1/28	175	173
	Duke Energy Progress LLC	2.000%	8/15/31	200	174
	Duke Energy Progress LLC	5.250%	3/15/33	350	361
	Duke Energy Progress LLC	5.100%	3/15/34	100	101
	Duke Energy Progress LLC	5.050%	3/15/35	201	202
	Duke Energy Progress LLC	4.375%	3/30/44	300	254
	Duke Energy Progress LLC	4.150%	12/1/44	100	82
	Duke Energy Progress LLC	3.700%	10/15/46	50	38
	Duke Energy Progress LLC	3.600%	9/15/47	50	37
	Duke Energy Progress LLC	2.900%	8/15/51	434	270
	Duke Energy Progress LLC	5.350%	3/15/53	150	143
	Duke Energy Progress LLC	5.550%	3/15/55	241	236
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	54	51
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	83
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	75
	Edison International	5.750%	6/15/27	25	25
	Edison International	5.250%	11/15/28	50	49
	Edison International	5.450%	6/15/29	100	99
	Edison International	6.950%	11/15/29	250	260
	Edison International	5.250%	3/15/32	60	57
	El Paso Electric Co.	6.000%	5/15/35	250	258
	El Paso Electric Co.	5.000%	12/1/44	75	66
	Emera US Finance LP	4.750%	6/15/46	245	204
	Enel Chile SA	4.875%	6/12/28	125	125
	Entergy Arkansas LLC	5.450%	6/1/34	125	129
	Entergy Arkansas LLC	2.650%	6/15/51	500	293
	Entergy Arkansas LLC	5.750%	6/1/54	50	50
	Entergy Corp.	2.950%	9/1/26	200	197
	Entergy Corp.	2.800%	6/15/30	100	92
	Entergy Corp.	3.750%	6/15/50	300	214
	Entergy Corp.	7.125%	12/1/54	100	103
	Entergy Louisiana LLC	2.400%	10/1/26	75	73
	Entergy Louisiana LLC	3.120%	9/1/27	100	98
	Entergy Louisiana LLC	3.050%	6/1/31	100	92
	Entergy Louisiana LLC	4.000%	3/15/33	150	142
	Entergy Louisiana LLC	5.350%	3/15/34	50	51
	Entergy Louisiana LLC	5.150%	9/15/34	150	151
	Entergy Louisiana LLC	4.950%	1/15/45	150	133
	Entergy Louisiana LLC	4.200%	9/1/48	167	133
	Entergy Louisiana LLC	4.200%	4/1/50	100	79
	Entergy Louisiana LLC	2.900%	3/15/51	121	75
	Entergy Louisiana LLC	4.750%	9/15/52	150	130
	Entergy Louisiana LLC	5.700%	3/15/54	250	247
	Entergy Louisiana LLC	5.800%	3/15/55	175	175
	Entergy Mississippi LLC	2.850%	6/1/28	125	121
	Entergy Mississippi LLC	5.850%	6/1/54	200	200
	Entergy Mississippi LLC	5.800%	4/15/55	88	88
	Entergy Texas Inc.	4.000%	3/30/29	100	99
	Entergy Texas Inc.	1.750%	3/15/31	500	431
	Essential Utilities Inc.	4.800%	8/15/27	500	505
	Essential Utilities Inc.	3.566%	5/1/29	75	73
	Essential Utilities Inc.	2.704%	4/15/30	100	92
	Essential Utilities Inc.	4.276%	5/1/49	85	67
	Essential Utilities Inc.	3.351%	4/15/50	200	132
	Evergy Inc.	2.900%	9/15/29	400	376
	Evergy Inc.	6.650%	6/1/55	100	101
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	147
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	98
	Evergy Kansas Central Inc.	4.125%	3/1/42	510	421
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	82

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	20
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	67
	Evergy Metro Inc.	2.250%	6/1/30	100	90
	Evergy Metro Inc.	4.950%	4/15/33	100	100
	Evergy Metro Inc.	5.400%	4/1/34	250	255
	Evergy Metro Inc.	5.300%	10/1/41	100	96
	Evergy Metro Inc.	4.200%	6/15/47	100	80
[6]	Evergy Missouri West Inc.	5.650%	6/1/34	50	51
	Eversource Energy	5.000%	1/1/27	200	202
	Eversource Energy	3.300%	1/15/28	100	97
	Eversource Energy	4.250%	4/1/29	200	198
	Eversource Energy	5.850%	4/15/31	400	421
	Eversource Energy	3.375%	3/1/32	119	108
	Eversource Energy	5.125%	5/15/33	100	100
	Eversource Energy	5.950%	7/15/34	100	105
	Eversource Energy	3.450%	1/15/50	200	140
	Exelon Corp.	2.750%	3/15/27	250	244
	Exelon Corp.	5.150%	3/15/28	200	204
	Exelon Corp.	5.150%	3/15/29	100	103
	Exelon Corp.	5.450%	3/15/34	100	103
	Exelon Corp.	4.950%	6/15/35	225	219
	Exelon Corp.	5.625%	6/15/35	20	21
	Exelon Corp.	5.100%	6/15/45	145	132
	Exelon Corp.	5.600%	3/15/53	550	529
	Exelon Corp.	5.875%	3/15/55	85	85
	Exelon Corp.	6.500%	3/15/55	85	86
	FirstEnergy Corp.	3.900%	7/15/27	100	99
	FirstEnergy Corp.	2.250%	9/1/30	150	133
	FirstEnergy Corp.	4.850%	7/15/47	150	128
	FirstEnergy Corp.	3.400%	3/1/50	250	170
	FirstEnergy Transmission LLC	4.550%	1/15/30	100	100
	FirstEnergy Transmission LLC	5.000%	1/15/35	50	49
	Florida Power & Light Co.	3.300%	5/30/27	50	49
	Florida Power & Light Co.	4.400%	5/15/28	200	202
	Florida Power & Light Co.	5.150%	6/15/29	150	155
	Florida Power & Light Co.	4.625%	5/15/30	200	203
	Florida Power & Light Co.	2.450%	2/3/32	200	177
	Florida Power & Light Co.	5.100%	4/1/33	200	205
	Florida Power & Light Co.	4.800%	5/15/33	200	201
	Florida Power & Light Co.	5.625%	4/1/34	25	26
	Florida Power & Light Co.	5.300%	6/15/34	150	155
	Florida Power & Light Co.	5.960%	4/1/39	325	347
	Florida Power & Light Co.	4.125%	2/1/42	170	145
	Florida Power & Light Co.	4.050%	6/1/42	125	106
	Florida Power & Light Co.	3.700%	12/1/47	150	114
	Florida Power & Light Co.	3.950%	3/1/48	275	219
	Florida Power & Light Co.	3.150%	10/1/49	205	138
	Florida Power & Light Co.	2.875%	12/4/51	500	316
	Florida Power & Light Co.	5.700%	3/15/55	60	61
	Florida Power & Light Co.	5.800%	3/15/65	60	61
	Fortis Inc.	3.055%	10/4/26	195	192
	Georgia Power Co.	5.004%	2/23/27	75	76
	Georgia Power Co.	4.650%	5/16/28	200	203
	Georgia Power Co.	4.550%	3/15/30	500	505
	Georgia Power Co.	4.850%	3/15/31	184	188
	Georgia Power Co.	4.950%	5/17/33	200	202
	Georgia Power Co.	5.250%	3/15/34	150	153
	Georgia Power Co.	5.200%	3/15/35	510	517
	Georgia Power Co.	4.750%	9/1/40	175	163
	Georgia Power Co.	4.300%	3/15/43	100	85
	Georgia Power Co.	5.125%	5/15/52	150	140
	Iberdrola International BV	6.750%	7/15/36	75	85
	Idaho Power Co.	5.200%	8/15/34	50	51
	Idaho Power Co.	5.500%	3/15/53	150	144
	Idaho Power Co.	5.800%	4/1/54	200	201
	Indiana Michigan Power Co.	3.850%	5/15/28	250	247
	Indiana Michigan Power Co.	4.250%	8/15/48	100	79
	Indiana Michigan Power Co.	5.625%	4/1/53	100	98
	Interstate Power & Light Co.	4.100%	9/26/28	125	124
	Interstate Power & Light Co.	3.600%	4/1/29	60	58

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Interstate Power & Light Co.	2.300%	6/1/30	100	90
	Interstate Power & Light Co.	4.950%	9/30/34	50	49
	Interstate Power & Light Co.	5.600%	6/29/35	125	128
	Interstate Power & Light Co.	6.250%	7/15/39	50	53
	Interstate Power & Light Co.	3.700%	9/15/46	75	55
	Interstate Power & Light Co.	5.450%	9/30/54	100	96
	IPALCO Enterprises Inc.	5.750%	4/1/34	100	100
	ITC Holdings Corp.	3.350%	11/15/27	100	98
	ITC Holdings Corp.	5.300%	7/1/43	200	183
	Jersey Central Power & Light Co.	5.100%	1/15/35	50	50
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	59	56
[3]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	199	190
	Kentucky Utilities Co.	5.125%	11/1/40	125	120
	Kentucky Utilities Co.	4.375%	10/1/45	100	84
	Kentucky Utilities Co.	3.300%	6/1/50	200	136
	Louisville Gas & Electric Co.	4.250%	4/1/49	170	135
	MidAmerican Energy Co.	3.100%	5/1/27	150	148
	MidAmerican Energy Co.	3.650%	4/15/29	200	196
	MidAmerican Energy Co.	6.750%	12/30/31	125	141
	MidAmerican Energy Co.	5.750%	11/1/35	125	132
	MidAmerican Energy Co.	4.800%	9/15/43	100	91
	MidAmerican Energy Co.	3.950%	8/1/47	100	79
	MidAmerican Energy Co.	3.650%	8/1/48	125	93
	MidAmerican Energy Co.	4.250%	7/15/49	200	163
	MidAmerican Energy Co.	5.850%	9/15/54	300	309
	MidAmerican Energy Co.	5.300%	2/1/55	125	119
	Mississippi Power Co.	4.250%	3/15/42	100	85
	National Fuel Gas Co.	4.750%	9/1/28	50	50
	National Fuel Gas Co.	2.950%	3/1/31	100	89
	National Fuel Gas Co.	5.950%	3/15/35	110	112
	National Grid plc	5.809%	6/12/33	300	316
	National Grid plc	5.418%	1/11/34	150	154
	National Grid USA	5.803%	4/1/35	50	51
	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	100	102
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	100	100
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	147
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	99
	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	75	76
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	300	294
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	200	206
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/30	300	307
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	92
	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	75	77
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	84
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	194
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	53	51
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	100	101
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	83
	Nevada Power Co.	3.700%	5/1/29	200	196
	Nevada Power Co.	2.400%	5/1/30	75	69
	Nevada Power Co.	6.750%	7/1/37	75	84
	Nevada Power Co.	3.125%	8/1/50	150	96
	Nevada Power Co.	6.000%	3/15/54	100	102
	Nevada Power Co.	6.250%	5/15/55	50	50
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	247
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	150	152
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	222	225
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	150	152
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	97
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	93
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/30	250	256
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	451
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	225	232
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	179	181
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	214	216
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/35	585	597
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	204	188
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	150	144
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	225	234
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	200	206

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NextEra Energy Capital Holdings Inc.	5.900%	3/15/55	400	401
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	119
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	99
NiSource Inc.	3.490%	5/15/27	250	246
NiSource Inc.	5.250%	3/30/28	200	205
NiSource Inc.	5.200%	7/1/29	150	154
NiSource Inc.	2.950%	9/1/29	200	189
NiSource Inc.	3.600%	5/1/30	200	192
NiSource Inc.	1.700%	2/15/31	300	257
NiSource Inc.	5.350%	4/1/34	200	204
NiSource Inc.	5.350%	7/15/35	200	202
NiSource Inc.	5.950%	6/15/41	77	78
NiSource Inc.	5.650%	2/1/45	100	98
NiSource Inc.	5.000%	6/15/52	63	56
NiSource Inc.	6.375%	3/31/55	100	101
NiSource Inc.	5.850%	4/1/55	320	317
Northern States Power Co.	5.050%	5/15/35	75	76
Northern States Power Co.	6.250%	6/1/36	75	83
Northern States Power Co.	6.200%	7/1/37	50	55
Northern States Power Co.	5.350%	11/1/39	175	177
Northern States Power Co.	3.400%	8/15/42	105	81
Northern States Power Co.	4.000%	8/15/45	50	40
Northern States Power Co.	2.900%	3/1/50	250	163
Northern States Power Co.	2.600%	6/1/51	63	38
Northern States Power Co.	5.100%	5/15/53	150	139
Northern States Power Co.	5.400%	3/15/54	200	194
Northern States Power Co.	5.650%	6/15/54	200	202
Northern States Power Co.	5.650%	5/15/55	50	50
NorthWestern Corp.	4.176%	11/15/44	115	93
NSTAR Electric Co.	3.200%	5/15/27	125	123
NSTAR Electric Co.	3.250%	5/15/29	50	48
NSTAR Electric Co.	4.850%	3/1/30	70	71
NSTAR Electric Co.	5.400%	6/1/34	100	103
NSTAR Electric Co.	5.200%	3/1/35	350	353
NSTAR Electric Co.	5.500%	3/15/40	75	76
NSTAR Electric Co.	4.950%	9/15/52	74	66
OGE Energy Corp.	5.450%	5/15/29	50	52
Oglethorpe Power Corp.	5.950%	11/1/39	50	51
Oglethorpe Power Corp.	5.375%	11/1/40	275	269
Oglethorpe Power Corp.	6.200%	12/1/53	150	153
Oglethorpe Power Corp.	5.800%	6/1/54	75	73
Oglethorpe Power Corp.	5.900%	2/1/55	175	172
Ohio Edison Co.	6.875%	7/15/36	100	112
Ohio Power Co.	5.650%	6/1/34	50	51
Ohio Power Co.	4.150%	4/1/48	100	77
Ohio Power Co.	4.000%	6/1/49	190	144
Ohio Power Co.	2.900%	10/1/51	225	137
Oklahoma Gas & Electric Co.	3.800%	8/15/28	75	74
Oklahoma Gas & Electric Co.	3.300%	3/15/30	100	95
Oklahoma Gas & Electric Co.	3.250%	4/1/30	100	95
Oklahoma Gas & Electric Co.	5.400%	1/15/33	80	83
Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	40
Oklahoma Gas & Electric Co.	3.850%	8/15/47	75	57
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	49
Oncor Electric Delivery Co. LLC	4.650%	11/1/29	100	101
Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	186
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	57
Oncor Electric Delivery Co. LLC	5.650%	11/15/33	200	210
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	150
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	123
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	66
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	35
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	77
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	38
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	149
Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	147
Oncor Electric Delivery Co. LLC	4.950%	9/15/52	200	178
Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	59
Oncor Electric Delivery Co. LLC	5.550%	6/15/54	200	194
ONE Gas Inc.	5.100%	4/1/29	100	103

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONE Gas Inc.	2.000%	5/15/30	100	90
	ONE Gas Inc.	4.658%	2/1/44	125	110
	ONE Gas Inc.	4.500%	11/1/48	75	63
	Pacific Gas & Electric Co.	3.300%	3/15/27	500	488
	Pacific Gas & Electric Co.	3.300%	12/1/27	800	774
	Pacific Gas & Electric Co.	3.000%	6/15/28	200	190
	Pacific Gas & Electric Co.	3.750%	7/1/28	300	291
	Pacific Gas & Electric Co.	6.100%	1/15/29	520	539
	Pacific Gas & Electric Co.	5.550%	5/15/29	200	203
	Pacific Gas & Electric Co.	4.550%	7/1/30	400	390
	Pacific Gas & Electric Co.	2.500%	2/1/31	500	434
	Pacific Gas & Electric Co.	4.400%	3/1/32	81	76
	Pacific Gas & Electric Co.	5.900%	6/15/32	200	204
	Pacific Gas & Electric Co.	6.150%	1/15/33	200	206
	Pacific Gas & Electric Co.	6.400%	6/15/33	46	48
	Pacific Gas & Electric Co.	6.950%	3/15/34	140	151
	Pacific Gas & Electric Co.	5.700%	3/1/35	198	196
	Pacific Gas & Electric Co.	4.500%	7/1/40	500	416
	Pacific Gas & Electric Co.	4.300%	3/15/45	200	151
	Pacific Gas & Electric Co.	3.950%	12/1/47	200	141
	Pacific Gas & Electric Co.	4.950%	7/1/50	575	463
	Pacific Gas & Electric Co.	6.750%	1/15/53	500	504
	Pacific Gas & Electric Co.	6.700%	4/1/53	200	200
	Pacific Gas & Electric Co.	5.900%	10/1/54	300	272
	Pacific Gas & Electric Co.	6.150%	3/1/55	191	179
	PacifiCorp	3.500%	6/15/29	200	193
	PacifiCorp	2.700%	9/15/30	50	46
	PacifiCorp	5.300%	2/15/31	48	49
	PacifiCorp	7.700%	11/15/31	250	291
	PacifiCorp	5.450%	2/15/34	100	101
	PacifiCorp	5.250%	6/15/35	56	56
	PacifiCorp	6.100%	8/1/36	100	105
	PacifiCorp	6.250%	10/15/37	125	132
	PacifiCorp	6.350%	7/15/38	75	80
	PacifiCorp	6.000%	1/15/39	116	120
	PacifiCorp	4.100%	2/1/42	56	45
	PacifiCorp	4.125%	1/15/49	50	38
	PacifiCorp	4.150%	2/15/50	150	114
	PacifiCorp	5.350%	12/1/53	100	90
	PacifiCorp	5.500%	5/15/54	200	184
	PacifiCorp	5.800%	1/15/55	260	249
	PacifiCorp	7.375%	9/15/55	150	156
	PECO Energy Co.	4.900%	6/15/33	400	406
	PECO Energy Co.	3.900%	3/1/48	75	59
	PECO Energy Co.	2.800%	6/15/50	200	126
	PECO Energy Co.	5.250%	9/15/54	50	47
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	100	80
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	70
	PG&E Recovery Funding LLC	4.838%	6/1/35	138	139
	PG&E Recovery Funding LLC	5.256%	1/15/40	280	283
	PG&E Recovery Funding LLC	5.231%	6/1/42	150	149
	PG&E Recovery Funding LLC	5.536%	7/15/49	90	88
	PG&E Recovery Funding LLC	5.529%	6/1/51	150	147
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	96	95
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/33	36	36
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	94
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/39	75	73
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/43	75	73
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	215
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	200	190
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	86
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	75	69
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	107
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	75	77
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	100	100
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	43
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	54
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	200	134
	Pinnacle West Capital Corp.	4.900%	5/15/28	75	76
	Pinnacle West Capital Corp.	5.150%	5/15/30	75	77

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Potomac Electric Power Co.	5.200%	3/15/34	50	51
	Potomac Electric Power Co.	6.500%	11/15/37	250	279
	Potomac Electric Power Co.	4.150%	3/15/43	150	124
	Potomac Electric Power Co.	5.500%	3/15/54	50	49
	PPL Electric Utilities Corp.	5.000%	5/15/33	200	203
	PPL Electric Utilities Corp.	4.850%	2/15/34	97	97
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	110
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	129
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	60
	Progress Energy Inc.	7.000%	10/30/31	119	134
	Public Service Co. of Colorado	3.700%	6/15/28	75	74
	Public Service Co. of Colorado	1.900%	1/15/31	100	87
	Public Service Co. of Colorado	1.875%	6/15/31	100	86
	Public Service Co. of Colorado	4.100%	6/1/32	50	48
	Public Service Co. of Colorado	5.350%	5/15/34	400	406
	Public Service Co. of Colorado	4.100%	6/15/48	75	58
	Public Service Co. of Colorado	2.700%	1/15/51	100	59
	Public Service Co. of Colorado	5.250%	4/1/53	200	183
	Public Service Co. of Colorado	5.750%	5/15/54	200	197
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	54
	Public Service Co. of New Hampshire	5.150%	1/15/53	54	50
	Public Service Co. of Oklahoma	5.250%	1/15/33	85	86
	Public Service Co. of Oklahoma	5.200%	1/15/35	100	100
	Public Service Co. of Oklahoma	5.450%	1/15/36	200	201
	Public Service Electric & Gas Co.	3.000%	5/15/27	75	74
	Public Service Electric & Gas Co.	3.200%	5/15/29	70	68
	Public Service Electric & Gas Co.	2.450%	1/15/30	50	46
	Public Service Electric & Gas Co.	5.200%	3/1/34	100	103
	Public Service Electric & Gas Co.	4.850%	8/1/34	400	399
	Public Service Electric & Gas Co.	5.050%	3/1/35	100	101
	Public Service Electric & Gas Co.	3.800%	3/1/46	250	194
	Public Service Electric & Gas Co.	3.850%	5/1/49	200	155
	Public Service Electric & Gas Co.	3.150%	1/1/50	200	136
	Public Service Electric & Gas Co.	2.050%	8/1/50	500	266
	Public Service Electric & Gas Co.	5.450%	3/1/54	100	98
	Public Service Electric & Gas Co.	5.300%	8/1/54	250	240
	Public Service Electric & Gas Co.	5.500%	3/1/55	100	99
	Public Service Enterprise Group Inc.	5.875%	10/15/28	100	105
	Public Service Enterprise Group Inc.	5.200%	4/1/29	200	206
	Public Service Enterprise Group Inc.	1.600%	8/15/30	500	432
	Puget Energy Inc.	4.100%	6/15/30	100	97
[6]	Puget Energy Inc.	5.725%	3/15/35	120	121
	Puget Sound Energy Inc.	5.330%	6/15/34	100	102
	Puget Sound Energy Inc.	6.274%	3/15/37	125	135
	Puget Sound Energy Inc.	5.757%	10/1/39	125	129
	Puget Sound Energy Inc.	4.300%	5/20/45	100	82
	Puget Sound Energy Inc.	4.223%	6/15/48	125	100
	Puget Sound Energy Inc.	3.250%	9/15/49	90	60
	Puget Sound Energy Inc.	5.685%	6/15/54	50	49
	San Diego Gas & Electric Co.	1.700%	10/1/30	500	436
	San Diego Gas & Electric Co.	3.000%	3/15/32	200	180
	San Diego Gas & Electric Co.	5.400%	4/15/35	94	96
	San Diego Gas & Electric Co.	4.500%	8/15/40	100	89
	San Diego Gas & Electric Co.	3.750%	6/1/47	75	55
	San Diego Gas & Electric Co.	3.320%	4/15/50	100	67
	San Diego Gas & Electric Co.	3.700%	3/15/52	100	72
	San Diego Gas & Electric Co.	5.350%	4/1/53	150	140
	San Diego Gas & Electric Co.	5.550%	4/15/54	250	240
	SCE Recovery Funding LLC	4.697%	6/15/42	68	66
	SCE Recovery Funding LLC	2.943%	11/15/44	50	41
	SCE Recovery Funding LLC	3.240%	11/15/48	50	35
	SCE Recovery Funding LLC	5.112%	12/14/49	50	47
	Sempra	3.250%	6/15/27	150	147
	Sempra	3.400%	2/1/28	200	195
	Sempra	3.800%	2/1/38	200	166
	Sempra	6.000%	10/15/39	150	152
	Sempra	4.000%	2/1/48	175	129
	Sempra	4.125%	4/1/52	200	193
	Sempra	6.400%	10/1/54	150	142
	Sempra	6.875%	10/1/54	250	253

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sempra	6.550%	4/1/55	150	142
Sempra	6.625%	4/1/55	100	96
Southern California Edison Co.	4.400%	9/6/26	100	100
Southern California Edison Co.	3.650%	3/1/28	100	97
Southern California Edison Co.	5.300%	3/1/28	200	203
Southern California Edison Co.	4.200%	3/1/29	75	73
Southern California Edison Co.	6.650%	4/1/29	75	79
Southern California Edison Co.	5.150%	6/1/29	200	202
Southern California Edison Co.	2.850%	8/1/29	275	255
Southern California Edison Co.	2.250%	6/1/30	300	264
Southern California Edison Co.	2.500%	6/1/31	200	174
Southern California Edison Co.	5.450%	6/1/31	200	204
Southern California Edison Co.	2.750%	2/1/32	130	112
Southern California Edison Co.	5.950%	11/1/32	200	205
Southern California Edison Co.	5.200%	6/1/34	250	243
Southern California Edison Co.	5.450%	3/1/35	150	147
Southern California Edison Co.	5.750%	4/1/35	75	77
Southern California Edison Co.	5.350%	7/15/35	200	195
Southern California Edison Co.	5.625%	2/1/36	125	122
Southern California Edison Co.	5.500%	3/15/40	100	94
Southern California Edison Co.	4.500%	9/1/40	275	230
Southern California Edison Co.	4.050%	3/15/42	208	157
Southern California Edison Co.	4.000%	4/1/47	135	97
Southern California Edison Co.	4.125%	3/1/48	100	73
Southern California Edison Co.	4.875%	3/1/49	100	80
Southern California Edison Co.	3.650%	6/1/51	200	132
Southern California Edison Co.	3.450%	2/1/52	200	126
Southern California Edison Co.	5.450%	6/1/52	100	86
Southern California Edison Co.	5.700%	3/1/53	200	180
Southern California Edison Co.	5.875%	12/1/53	150	137
Southern California Edison Co.	5.750%	4/15/54	150	134
Southern California Edison Co.	5.900%	3/1/55	150	137
Southern California Gas Co.	2.950%	4/15/27	200	196
Southern California Gas Co.	2.550%	2/1/30	150	138
Southern California Gas Co.	5.050%	9/1/34	100	101
Southern California Gas Co.	5.450%	6/15/35	75	77
Southern California Gas Co.	3.750%	9/15/42	75	58
Southern California Gas Co.	4.125%	6/1/48	75	58
Southern California Gas Co.	3.950%	2/15/50	70	52
Southern California Gas Co.	6.350%	11/15/52	300	321
Southern California Gas Co.	5.750%	6/1/53	100	98
Southern California Gas Co.	5.600%	4/1/54	50	49
Southern California Gas Co.	6.000%	6/15/55	50	51
Southern Co.	3.250%	7/1/26	350	346
Southern Co.	5.113%	8/1/27	200	203
Southern Co.	1.750%	3/15/28	300	281
Southern Co.	4.850%	6/15/28	200	204
Southern Co.	5.500%	3/15/29	150	156
Southern Co.	5.700%	10/15/32	90	95
Southern Co.	4.850%	3/15/35	500	489
Southern Co.	4.250%	7/1/36	200	183
Southern Co.	3.750%	9/15/51	200	197
Southern Co.	6.375%	3/15/55	312	321
Southern Co. Gas Capital Corp.	1.750%	1/15/31	89	77
Southern Co. Gas Capital Corp.	5.150%	9/15/32	90	91
Southern Co. Gas Capital Corp.	4.950%	9/15/34	150	148
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	77
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	42
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	81
Southern Power Co.	5.150%	9/15/41	100	94
Southern Power Co.	5.250%	7/15/43	50	47
Southern Power Co.	4.950%	12/15/46	75	65
Southwest Gas Corp.	3.700%	4/1/28	50	49
Southwest Gas Corp.	2.200%	6/15/30	350	315
Southwest Gas Corp.	4.050%	3/15/32	200	190
Southwest Gas Corp.	3.800%	9/29/46	75	55
Southwest Gas Corp.	4.150%	6/1/49	25	19
Southwestern Electric Power Co.	2.750%	10/1/26	445	436
Southwestern Electric Power Co.	4.100%	9/15/28	100	99
Southwestern Electric Power Co.	6.200%	3/15/40	75	78

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Electric Power Co.	3.900%	4/1/45	100	75
	Southwestern Electric Power Co.	3.850%	2/1/48	175	128
	Southwestern Electric Power Co.	3.250%	11/1/51	200	129
	Southwestern Public Service Co.	5.300%	5/15/35	125	125
	Southwestern Public Service Co.	4.500%	8/15/41	100	87
	Southwestern Public Service Co.	3.700%	8/15/47	75	55
	Southwestern Public Service Co.	3.750%	6/15/49	75	54
	Southwestern Public Service Co.	3.150%	5/1/50	100	65
	Southwestern Public Service Co.	6.000%	6/1/54	200	202
	Spire Missouri Inc.	5.150%	8/15/34	50	51
	System Energy Resources Inc.	5.300%	12/15/34	100	99
	Tampa Electric Co.	4.300%	6/15/48	75	60
	Tampa Electric Co.	4.450%	6/15/49	125	103
	Tampa Electric Co.	3.625%	6/15/50	50	36
	Tampa Electric Co.	5.000%	7/15/52	100	89
	Toledo Edison Co.	6.150%	5/15/37	75	81
	Tucson Electric Power Co.	5.200%	9/15/34	50	50
	Tucson Electric Power Co.	4.000%	6/15/50	100	75
	Tucson Electric Power Co.	5.500%	4/15/53	66	63
	Union Electric Co.	2.950%	6/15/27	72	71
	Union Electric Co.	2.950%	3/15/30	350	330
	Union Electric Co.	2.150%	3/15/32	200	172
	Union Electric Co.	5.200%	4/1/34	250	254
	Union Electric Co.	5.250%	4/15/35	100	102
	Union Electric Co.	8.450%	3/15/39	150	191
	Union Electric Co.	3.650%	4/15/45	125	96
	Union Electric Co.	4.000%	4/1/48	175	137
	Union Electric Co.	3.250%	10/1/49	175	120
	Union Electric Co.	3.900%	4/1/52	100	76
	Union Electric Co.	5.250%	1/15/54	150	139
	Union Electric Co.	5.125%	3/15/55	50	46
	Virginia Electric & Power Co.	2.950%	11/15/26	276	271
	Virginia Electric & Power Co.	3.500%	3/15/27	250	247
	Virginia Electric & Power Co.	3.800%	4/1/28	150	149
	Virginia Electric & Power Co.	2.875%	7/15/29	275	261
	Virginia Electric & Power Co.	2.300%	11/15/31	200	175
	Virginia Electric & Power Co.	2.400%	3/30/32	200	174
	Virginia Electric & Power Co.	5.000%	4/1/33	200	202
	Virginia Electric & Power Co.	5.050%	8/15/34	50	50
	Virginia Electric & Power Co.	5.150%	3/15/35	200	201
	Virginia Electric & Power Co.	6.000%	1/15/36	125	132
	Virginia Electric & Power Co.	6.000%	5/15/37	150	158
	Virginia Electric & Power Co.	6.350%	11/30/37	50	54
	Virginia Electric & Power Co.	4.450%	2/15/44	125	106
	Virginia Electric & Power Co.	4.200%	5/15/45	75	61
	Virginia Electric & Power Co.	4.000%	11/15/46	100	77
	Virginia Electric & Power Co.	3.800%	9/15/47	100	75
	Virginia Electric & Power Co.	4.600%	12/1/48	175	148
	Virginia Electric & Power Co.	3.300%	12/1/49	98	66
	Virginia Electric & Power Co.	2.450%	12/15/50	110	62
	Virginia Electric & Power Co.	2.950%	11/15/51	200	125
	Virginia Electric & Power Co.	5.450%	4/1/53	200	190
	Virginia Electric & Power Co.	5.550%	8/15/54	275	266
	Virginia Electric & Power Co.	5.650%	3/15/55	200	197
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	17	17
[3]	Virginia Power Fuel Securitization LLC	4.877%	5/1/33	150	152
	Washington Gas Light Co.	3.796%	9/15/46	100	75
	Washington Gas Light Co.	3.650%	9/15/49	30	22
	WEC Energy Group Inc.	1.375%	10/15/27	500	469
	WEC Energy Group Inc.	4.750%	1/15/28	250	253
	WEC Energy Group Inc.	2.200%	12/15/28	200	186
	Wisconsin Electric Power Co.	5.000%	5/15/29	100	103
	Wisconsin Electric Power Co.	4.750%	9/30/32	90	91
	Wisconsin Electric Power Co.	4.600%	10/1/34	50	49
	Wisconsin Electric Power Co.	4.300%	10/15/48	100	82
	Wisconsin Electric Power Co.	5.050%	10/1/54	100	90
	Wisconsin Power & Light Co.	5.375%	3/30/34	50	51
	Wisconsin Power & Light Co.	6.375%	8/15/37	100	109
	Wisconsin Power & Light Co.	3.650%	4/1/50	50	36
	Wisconsin Public Service Corp.	4.550%	12/1/29	50	51

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin Public Service Corp.	3.300%	9/1/49	125	86
Xcel Energy Inc.	3.350%	12/1/26	75	74
Xcel Energy Inc.	1.750%	3/15/27	200	191
Xcel Energy Inc.	4.000%	6/15/28	75	74
Xcel Energy Inc.	2.600%	12/1/29	200	185
Xcel Energy Inc.	3.400%	6/1/30	250	237
Xcel Energy Inc.	4.600%	6/1/32	200	196
Xcel Energy Inc.	5.500%	3/15/34	200	203
Xcel Energy Inc.	5.600%	4/15/35	272	278
Xcel Energy Inc.	3.500%	12/1/49	100	69
				122,506
Total Corporate Bonds (Cost $1,315,233)				1,229,373
Sovereign Bonds (3.3%)
African Development Bank	0.875%	7/22/26	400	387
African Development Bank	4.625%	1/4/27	300	303
African Development Bank	4.125%	2/25/27	600	602
African Development Bank	4.375%	11/3/27	500	507
African Development Bank	4.375%	3/14/28	375	381
African Development Bank	3.875%	6/12/28	317	318
African Development Bank	3.500%	9/18/29	375	370
African Development Bank	4.500%	6/12/35	95	96
African Development Bank	5.750%	Perpetual	200	192
Asian Development Bank	2.625%	1/12/27	200	196
Asian Development Bank	4.125%	1/12/27	500	502
Asian Development Bank	1.500%	1/20/27	1,125	1,085
Asian Development Bank	2.375%	8/10/27	275	267
Asian Development Bank	6.220%	8/15/27	100	104
Asian Development Bank	3.125%	8/20/27	725	716
Asian Development Bank	2.500%	11/2/27	673	654
Asian Development Bank	4.375%	1/14/28	368	373
Asian Development Bank	3.750%	4/25/28	525	525
Asian Development Bank	1.250%	6/9/28	210	195
Asian Development Bank	5.820%	6/16/28	148	156
Asian Development Bank	4.500%	8/25/28	625	639
Asian Development Bank	3.125%	9/26/28	130	127
Asian Development Bank	4.375%	3/6/29	500	510
Asian Development Bank	3.625%	8/28/29	540	536
Asian Development Bank	1.750%	9/19/29	200	184
Asian Development Bank	1.875%	1/24/30	200	184
Asian Development Bank	4.125%	5/30/30	710	719
Asian Development Bank	0.750%	10/8/30	500	426
Asian Development Bank	1.500%	3/4/31	500	439
Asian Development Bank	3.125%	4/27/32	400	378
Asian Development Bank	3.875%	9/28/32	225	222
Asian Development Bank	4.000%	1/12/33	380	378
Asian Development Bank	3.875%	6/14/33	425	418
Asian Development Bank	4.125%	1/12/34	500	497
Asian Development Bank	4.375%	3/22/35	823	830
Asian Infrastructure Investment Bank	4.875%	9/14/26	300	303
Asian Infrastructure Investment Bank	4.000%	1/18/28	450	453
Asian Infrastructure Investment Bank	4.125%	1/18/29	300	303
Asian Infrastructure Investment Bank	4.500%	1/16/30	295	303
Asian Infrastructure Investment Bank	4.250%	3/13/34	150	150
Asian Infrastructure Investment Bank	4.500%	5/21/35	193	197
Canada	3.750%	4/26/28	525	526
Canada	4.625%	4/30/29	355	366
Canada	4.000%	3/18/30	600	605
Corp. Andina de Fomento	2.250%	2/8/27	210	204
Corp. Andina de Fomento	6.000%	4/26/27	200	206
Corp. Andina de Fomento	4.125%	1/7/28	50	50
Corp. Andina de Fomento	4.125%	6/30/28	129	129
Corp. Andina de Fomento	5.000%	1/22/30	357	368
Council of Europe Development Bank	0.875%	9/22/26	200	193
Council of Europe Development Bank	4.625%	6/11/27	124	126
Council of Europe Development Bank	3.625%	1/26/28	280	279
Council of Europe Development Bank	4.125%	1/24/29	100	101
Council of Europe Development Bank	4.500%	1/15/30	350	359
European Bank for Reconstruction & Development	4.375%	3/9/28	400	406

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Bank for Reconstruction & Development	4.125%	1/25/29	800	809
	European Bank for Reconstruction & Development	4.250%	3/13/34	200	200
	European Investment Bank	0.750%	10/26/26	450	432
	European Investment Bank	1.375%	3/15/27	600	576
	European Investment Bank	4.375%	3/19/27	725	732
	European Investment Bank	2.375%	5/24/27	225	219
	European Investment Bank	0.625%	10/21/27	500	466
	European Investment Bank	3.250%	11/15/27	500	495
	European Investment Bank	3.875%	3/15/28	1,100	1,104
	European Investment Bank	3.875%	6/15/28	1,075	1,080
	European Investment Bank	4.500%	10/16/28	600	614
	European Investment Bank	4.000%	2/15/29	500	504
	European Investment Bank	4.750%	6/15/29	875	906
	European Investment Bank	1.625%	10/9/29	125	114
	European Investment Bank	3.750%	11/15/29	880	878
	European Investment Bank	4.500%	3/14/30	1,499	1,543
	European Investment Bank	0.875%	5/17/30	200	174
	European Investment Bank	3.625%	7/15/30	800	792
	European Investment Bank	0.750%	9/23/30	500	427
	European Investment Bank	4.250%	8/16/32	1,400	1,418
	European Investment Bank	3.750%	2/14/33	425	416
	European Investment Bank	4.125%	2/13/34	775	771
	European Investment Bank	4.625%	2/12/35	1,462	1,505
	European Investment Bank	4.875%	2/15/36	325	341
[7]	Export Development Canada	3.000%	5/25/27	450	443
[7]	Export Development Canada	3.750%	9/7/27	440	440
[7]	Export Development Canada	3.875%	2/14/28	400	401
[7]	Export Development Canada	4.125%	2/13/29	600	607
[7]	Export Development Canada	4.000%	6/20/30	250	252
[7]	Export Development Canada	4.750%	6/5/34	175	181
	Export-Import Bank of Korea	4.625%	1/11/27	200	201
	Export-Import Bank of Korea	1.625%	1/18/27	200	192
	Export-Import Bank of Korea	4.000%	9/11/27	200	199
	Export-Import Bank of Korea	4.250%	9/15/27	200	200
	Export-Import Bank of Korea	4.625%	1/14/28	200	202
	Export-Import Bank of Korea	4.000%	9/11/29	200	199
	Export-Import Bank of Korea	1.250%	9/21/30	500	432
	Export-Import Bank of Korea	2.125%	1/18/32	200	172
	Export-Import Bank of Korea	5.125%	1/11/33	200	206
	Export-Import Bank of Korea	5.125%	9/18/33	200	206
	Export-Import Bank of Korea	2.500%	6/29/41	70	49
	Inter-American Development Bank	2.000%	7/23/26	100	98
	Inter-American Development Bank	4.375%	2/1/27	400	403
	Inter-American Development Bank	2.375%	7/7/27	450	438
	Inter-American Development Bank	0.625%	9/16/27	800	747
	Inter-American Development Bank	4.000%	1/12/28	920	925
	Inter-American Development Bank	1.125%	7/20/28	300	277
	Inter-American Development Bank	3.125%	9/18/28	875	858
	Inter-American Development Bank	4.125%	2/15/29	500	506
	Inter-American Development Bank	4.500%	2/15/30	681	700
	Inter-American Development Bank	3.750%	6/14/30	843	840
	Inter-American Development Bank	1.125%	1/13/31	350	302
	Inter-American Development Bank	3.625%	9/17/31	875	857
	Inter-American Development Bank	3.500%	4/12/33	400	383
	Inter-American Development Bank	4.500%	9/13/33	500	510
	Inter-American Development Bank	4.375%	7/17/34	349	352
	Inter-American Development Bank	3.875%	10/28/41	200	177
	Inter-American Development Bank	3.200%	8/7/42	100	80
	Inter-American Investment Corp.	3.625%	2/17/27	50	50
	Inter-American Investment Corp.	4.125%	2/15/28	250	252
	Inter-American Investment Corp.	4.750%	9/19/28	100	103
	Inter-American Investment Corp.	4.250%	2/14/29	175	177
	Inter-American Investment Corp.	4.250%	4/1/30	295	299
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	509
	International Bank for Reconstruction & Development	4.000%	8/27/26	144	144
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	340
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	839
	International Bank for Reconstruction & Development	3.625%	5/5/28	782	780
	International Bank for Reconstruction & Development	3.500%	7/12/28	875	869
	International Bank for Reconstruction & Development	4.625%	8/1/28	775	794

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,381
	International Bank for Reconstruction & Development	3.625%	9/21/29	775	769
	International Bank for Reconstruction & Development	3.875%	10/16/29	918	920
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	184
	International Bank for Reconstruction & Development	3.875%	2/14/30	650	651
	International Bank for Reconstruction & Development	4.125%	3/20/30	1,375	1,392
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	348
	International Bank for Reconstruction & Development	4.000%	7/25/30	625	629
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	684
	International Bank for Reconstruction & Development	4.000%	1/10/31	400	402
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	563
	International Bank for Reconstruction & Development	4.500%	4/10/31	925	952
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,301
	International Bank for Reconstruction & Development	4.625%	1/15/32	1,369	1,416
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	182
	International Bank for Reconstruction & Development	4.000%	5/6/32	986	983
	International Bank for Reconstruction & Development	4.750%	11/14/33	300	312
	International Bank for Reconstruction & Development	3.875%	8/28/34	513	499
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	258
	International Finance Corp.	4.375%	1/15/27	175	176
	International Finance Corp.	4.500%	1/21/28	204	208
	International Finance Corp.	4.500%	7/13/28	175	179
	International Finance Corp.	4.250%	7/2/29	700	712
	International Finance Corp.	3.875%	7/2/30	720	721
[8]	Israel Government Aid Bond	5.500%	9/18/33	100	107
[9]	Japan Bank for International Cooperation	2.250%	11/4/26	200	195
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	200	196
[9]	Japan Bank for International Cooperation	4.625%	7/22/27	1,000	1,013
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	800	779
[9]	Japan Bank for International Cooperation	4.625%	7/19/28	125	128
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	300	294
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	350	345
[9]	Japan Bank for International Cooperation	2.125%	2/16/29	420	394
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	500	430
[9]	Japan Bank for International Cooperation	4.375%	1/24/31	200	203
[9]	Japan Bank for International Cooperation	4.625%	4/17/34	200	203
[9]	Japan International Cooperation Agency	2.750%	4/27/27	300	293
[9]	Japan International Cooperation Agency	3.250%	5/25/27	200	197
[9]	Japan International Cooperation Agency	4.000%	5/23/28	150	150
[9]	Japan International Cooperation Agency	4.750%	5/21/29	98	100
[9]	Japan International Cooperation Agency	1.750%	4/28/31	200	175
[10]	KFW	4.625%	8/7/26	700	705
[10]	KFW	1.000%	10/1/26	1,000	965
[10]	KFW	4.375%	3/1/27	625	631
[10]	KFW	3.000%	5/20/27	560	552
[10]	KFW	4.000%	6/28/27	1,700	1,707
[10]	KFW	3.500%	8/27/27	425	423
[10]	KFW	3.750%	2/15/28	800	801
[10]	KFW	2.875%	4/3/28	500	489
[10]	KFW	3.875%	5/15/28	545	547
	KFW	3.875%	6/15/28	750	753
[10]	KFW	4.000%	3/15/29	200	202
[10]	KFW	1.750%	9/14/29	175	161
[10]	KFW	4.625%	3/18/30	205	212
[10]	KFW	3.750%	7/15/30	989	985
[10]	KFW	4.750%	10/29/30	275	287
[10]	KFW	4.125%	7/15/33	700	698
[10]	KFW	4.375%	2/28/34	275	278
[10]	KFW	0.000%	4/18/36	400	250
[10]	KFW	0.000%	6/29/37	200	118
	Korea Development Bank	5.375%	10/23/26	200	203
	Korea Development Bank	4.625%	2/15/27	200	202
	Korea Development Bank	1.375%	4/25/27	200	190
	Korea Development Bank	4.125%	10/16/27	200	200
	Korea Development Bank	4.625%	2/3/28	200	202
	Korea Development Bank	4.375%	2/15/28	450	453
	Korea Development Bank	4.875%	2/3/30	200	206
	Korea Development Bank	1.625%	1/19/31	400	349
	Korea Development Bank	4.375%	2/15/33	450	442
[10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	269

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	243
[10]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	275	276
[10]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	240	247
[10]	Landwirtschaftliche Rentenbank	4.125%	5/28/30	82	83
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	430
[10]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	200	211
	Nordic Investment Bank	4.375%	3/14/28	450	457
	Nordic Investment Bank	4.250%	2/28/29	225	229
	Nordic Investment Bank	3.750%	5/9/30	343	342
[11]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	140	142
[11]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	336	341
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	400	399
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	250	253
[11]	Oesterreichische Kontrollbank AG	4.000%	5/28/28	65	65
[11]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	100	101
[11]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	200	199
[11]	Oesterreichische Kontrollbank AG	4.500%	1/24/30	222	228
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	150	150
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	468	467
[3]	Oriental Republic of Uruguay	5.750%	10/28/34	463	489
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	195	233
[3]	Oriental Republic of Uruguay	5.442%	2/14/37	156	160
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	200	169
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	695	641
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	370	328
[3]	Oriental Republic of Uruguay	5.250%	9/10/60	230	208
	Province of Alberta	3.300%	3/15/28	250	246
	Province of Alberta	4.500%	6/26/29	229	234
	Province of Alberta	1.300%	7/22/30	500	438
	Province of Alberta	4.500%	1/24/34	200	200
	Province of British Columbia	0.900%	7/20/26	300	290
	Province of British Columbia	4.700%	1/24/28	786	802
	Province of British Columbia	4.800%	11/15/28	200	206
	Province of British Columbia	4.900%	4/24/29	600	620
	Province of British Columbia	4.200%	7/6/33	250	245
	Province of British Columbia	4.750%	6/12/34	544	552
	Province of British Columbia	4.800%	6/11/35	359	364
	Province of Manitoba	1.500%	10/25/28	350	324
	Province of Manitoba	4.300%	7/27/33	250	246
	Province of Manitoba	4.900%	5/31/34	156	160
	Province of New Brunswick	3.625%	2/24/28	105	104
	Province of Ontario	3.100%	5/19/27	600	591
	Province of Ontario	4.200%	1/18/29	350	353
	Province of Ontario	3.700%	9/17/29	500	495
	Province of Ontario	2.000%	10/2/29	585	541
	Province of Ontario	4.700%	1/15/30	426	439
	Province of Ontario	1.125%	10/7/30	500	431
	Province of Ontario	1.600%	2/25/31	600	525
	Province of Ontario	1.800%	10/14/31	200	173
	Province of Ontario	5.050%	4/24/34	321	333
	Province of Quebec	2.750%	4/12/27	850	833
	Province of Quebec	3.625%	4/13/28	250	248
	Province of Quebec	4.500%	4/3/29	440	449
	Province of Quebec	7.500%	9/15/29	475	539
	Province of Quebec	1.350%	5/28/30	400	353
	Province of Quebec	1.900%	4/21/31	1,200	1,064
	Province of Quebec	4.500%	9/8/33	275	275
	Province of Saskatchewan	4.650%	1/28/30	249	256
	Republic of Chile	2.750%	1/31/27	250	244
	Republic of Chile	3.240%	2/6/28	460	447
	Republic of Chile	4.850%	1/22/29	200	203
	Republic of Chile	2.450%	1/31/31	200	179
	Republic of Chile	2.550%	1/27/32	200	175
	Republic of Chile	2.550%	7/27/33	400	337
	Republic of Chile	3.500%	1/31/34	600	538
	Republic of Chile	4.950%	1/5/36	200	196
	Republic of Chile	5.650%	1/13/37	277	286
	Republic of Chile	3.100%	5/7/41	300	223
	Republic of Chile	4.340%	3/7/42	400	346
	Republic of Chile	3.500%	1/25/50	275	196

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Chile	4.000%	1/31/52	200	154
	Republic of Chile	5.330%	1/5/54	200	188
	Republic of Chile	3.100%	1/22/61	500	303
	Republic of Chile	3.250%	9/21/71	200	122
	Republic of Hungary	7.625%	3/29/41	240	270
	Republic of Indonesia	3.500%	1/11/28	200	197
	Republic of Indonesia	4.100%	4/24/28	200	200
	Republic of Indonesia	4.750%	2/11/29	425	433
	Republic of Indonesia	4.400%	3/10/29	300	302
	Republic of Indonesia	3.400%	9/18/29	200	193
	Republic of Indonesia	2.850%	2/14/30	200	187
	Republic of Indonesia	3.850%	10/15/30	200	195
	Republic of Indonesia	4.750%	9/10/34	200	196
	Republic of Indonesia	4.350%	1/11/48	725	606
	Republic of Indonesia	3.700%	10/30/49	200	149
	Republic of Indonesia	4.200%	10/15/50	430	347
	Republic of Indonesia	3.050%	3/12/51	400	263
	Republic of Indonesia	4.300%	3/31/52	200	162
	Republic of Indonesia	5.450%	9/20/52	200	193
	Republic of Indonesia	5.650%	1/11/53	200	198
	Republic of Indonesia	5.100%	2/10/54	200	186
	Republic of Indonesia	5.150%	9/10/54	200	188
	Republic of Indonesia	3.200%	9/23/61	200	126
	Republic of Indonesia	4.450%	4/15/70	200	159
	Republic of Italy	2.875%	10/17/29	400	376
	Republic of Italy	5.375%	6/15/33	475	496
	Republic of Italy	4.000%	10/17/49	500	361
	Republic of Italy	3.875%	5/6/51	400	274
	Republic of Korea	2.750%	1/19/27	1,000	981
	Republic of Korea	2.500%	6/19/29	200	189
	Republic of Korea	4.500%	7/3/29	200	203
	Republic of Korea	1.750%	10/15/31	200	174
	Republic of Korea	3.875%	9/20/48	125	102
	Republic of Panama	8.875%	9/30/27	238	258
	Republic of Panama	3.875%	3/17/28	460	446
	Republic of Panama	9.375%	4/1/29	200	226
	Republic of Panama	3.160%	1/23/30	200	180
	Republic of Panama	7.500%	3/1/31	200	213
	Republic of Panama	2.252%	9/29/32	500	382
	Republic of Panama	3.298%	1/19/33	200	163
	Republic of Panama	6.400%	2/14/35	400	389
[3]	Republic of Panama	6.700%	1/26/36	292	290
	Republic of Panama	6.875%	1/31/36	200	199
	Republic of Panama	8.000%	3/1/38	200	214
[3]	Republic of Panama	4.500%	5/15/47	100	69
[3]	Republic of Panama	4.500%	4/16/50	560	378
[3]	Republic of Panama	4.300%	4/29/53	400	258
	Republic of Panama	4.500%	4/1/56	500	325
	Republic of Panama	7.875%	3/1/57	200	204
[3]	Republic of Panama	3.870%	7/23/60	513	291
	Republic of Panama	4.500%	1/19/63	200	129
	Republic of Peru	2.844%	6/20/30	500	458
	Republic of Peru	2.783%	1/23/31	900	807
	Republic of Peru	1.862%	12/1/32	350	280
	Republic of Peru	8.750%	11/21/33	505	617
	Republic of Peru	3.000%	1/15/34	250	210
	Republic of Peru	5.375%	2/8/35	50	50
	Republic of Peru	5.500%	3/30/36	149	149
[3]	Republic of Peru	6.550%	3/14/37	325	352
	Republic of Peru	3.300%	3/11/41	200	149
	Republic of Peru	5.625%	11/18/50	364	346
	Republic of Peru	3.550%	3/10/51	300	206
	Republic of Peru	5.875%	8/8/54	320	309
	Republic of Peru	6.200%	6/30/55	122	123
	Republic of Peru	3.600%	1/15/72	175	108
	Republic of Peru	3.230%	7/28/21	525	282
	Republic of Philippines	5.170%	10/13/27	300	306
	Republic of Philippines	3.000%	2/1/28	400	386
	Republic of Philippines	3.750%	1/14/29	200	196
	Republic of Philippines	9.500%	2/2/30	300	362

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Philippines	2.457%	5/5/30	200	183
	Republic of Philippines	7.750%	1/14/31	400	464
	Republic of Philippines	1.648%	6/10/31	200	170
	Republic of Philippines	1.950%	1/6/32	200	170
	Republic of Philippines	6.375%	1/15/32	200	219
	Republic of Philippines	5.609%	4/13/33	300	314
	Republic of Philippines	5.000%	7/17/33	200	202
	Republic of Philippines	5.250%	5/14/34	200	204
	Republic of Philippines	6.375%	10/23/34	550	605
	Republic of Philippines	5.500%	2/4/35	200	208
	Republic of Philippines	4.750%	3/5/35	200	196
	Republic of Philippines	3.950%	1/20/40	400	345
	Republic of Philippines	3.700%	3/1/41	400	324
	Republic of Philippines	3.700%	2/2/42	350	281
	Republic of Philippines	2.950%	5/5/45	200	136
	Republic of Philippines	2.650%	12/10/45	200	129
	Republic of Philippines	3.200%	7/6/46	500	351
	Republic of Philippines	5.950%	10/13/47	200	206
	Republic of Philippines	5.600%	5/14/49	200	197
	Republic of Philippines	5.175%	9/5/49	200	185
	Republic of Philippines	5.900%	2/4/50	200	205
	Republic of Poland	5.500%	11/16/27	225	232
	Republic of Poland	4.625%	3/18/29	300	304
	Republic of Poland	4.875%	2/12/30	500	509
	Republic of Poland	5.750%	11/16/32	200	211
	Republic of Poland	4.875%	10/4/33	400	398
	Republic of Poland	5.125%	9/18/34	500	502
	Republic of Poland	5.375%	2/12/35	475	484
	Republic of Poland	5.500%	4/4/53	490	456
	Republic of Poland	5.500%	3/18/54	600	556
	State of Israel	5.375%	3/12/29	200	204
	State of Israel	2.500%	1/15/30	200	181
	State of Israel	5.375%	2/19/30	525	536
	State of Israel	2.750%	7/3/30	350	316
	State of Israel	4.500%	1/17/33	450	428
	State of Israel	5.500%	3/12/34	600	607
	State of Israel	5.625%	2/19/35	500	509
	State of Israel	4.500%	1/30/43	200	166
	State of Israel	4.125%	1/17/48	250	188
	State of Israel	3.375%	1/15/50	200	129
	State of Israel	3.875%	7/3/50	400	281
	State of Israel	5.750%	3/12/54	500	464
	State of Israel	4.500%	4/3/20	200	141
	Svensk Exportkredit AB	4.875%	9/14/26	200	202
	Svensk Exportkredit AB	2.250%	3/22/27	200	194
[4]	Svensk Exportkredit AB	3.875%	8/4/27	275	275
	Svensk Exportkredit AB	3.750%	9/13/27	250	250
	Svensk Exportkredit AB	3.750%	5/8/28	200	200
	Svensk Exportkredit AB	4.125%	6/14/28	250	252
	Svensk Exportkredit AB	4.250%	2/1/29	200	202
	Svensk Exportkredit AB	4.875%	10/4/30	200	208
	United Mexican States	4.150%	3/28/27	500	498
	United Mexican States	3.750%	1/11/28	675	664
	United Mexican States	4.500%	4/22/29	650	642
	United Mexican States	5.000%	5/7/29	200	201
	United Mexican States	3.250%	4/16/30	185	171
	United Mexican States	6.000%	5/13/30	200	207
	United Mexican States	2.659%	5/24/31	600	519
	United Mexican States	8.300%	8/15/31	220	260
	United Mexican States	4.750%	4/27/32	300	286
[4]	United Mexican States	5.850%	7/2/32	904	916
	United Mexican States	7.500%	4/8/33	100	111
	United Mexican States	4.875%	5/19/33	250	236
	United Mexican States	3.500%	2/12/34	200	169
	United Mexican States	6.750%	9/27/34	200	212
	United Mexican States	6.350%	2/9/35	300	307
	United Mexican States	6.000%	5/7/36	701	692
	United Mexican States	6.875%	5/13/37	725	757
[4]	United Mexican States	6.625%	1/29/38	400	406
	United Mexican States	6.050%	1/11/40	633	605

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States	4.280%	8/14/41	665	512
	United Mexican States	4.750%	3/8/44	765	603
	United Mexican States	5.550%	1/21/45	200	180
	United Mexican States	4.600%	1/23/46	600	453
	United Mexican States	4.350%	1/15/47	360	260
	United Mexican States	4.600%	2/10/48	255	190
	United Mexican States	4.500%	1/31/50	200	146
	United Mexican States	5.000%	4/27/51	400	311
	United Mexican States	4.400%	2/12/52	300	211
	United Mexican States	6.338%	5/4/53	600	552
	United Mexican States	6.400%	5/7/54	438	404
	United Mexican States	7.375%	5/13/55	450	465
	United Mexican States	3.771%	5/24/61	800	471
	United Mexican States	5.750%	10/12/10	342	271
Total Sovereign Bonds (Cost $167,328)					159,394
Taxable Municipal Bonds (0.5%)
	Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	15	15
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	222
	American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/50	50	58
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	50	56
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	263
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	113
	Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	100	112
	Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	65
	California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/27	60	61
	California GO	1.700%	2/1/28	100	95
	California GO	3.500%	4/1/28	150	148
	California GO	5.125%	9/1/29	100	104
	California GO	2.500%	10/1/29	70	66
	California GO	6.000%	3/1/33	100	109
	California GO	4.500%	4/1/33	190	189
	California GO	7.500%	4/1/34	350	406
	California GO	5.150%	9/1/34	50	51
	California GO	5.125%	3/1/38	100	99
	California GO	7.550%	4/1/39	630	755
	California GO	7.300%	10/1/39	75	87
	California GO	7.350%	11/1/39	375	436
	California GO	7.625%	3/1/40	205	245
	California GO	7.600%	11/1/40	200	241
	California GO	5.200%	3/1/43	100	96
	California GO, Prere.	4.600%	4/1/38	300	305
	California State University College & University Revenue	3.899%	11/1/47	50	41
	California State University College & University Revenue	2.975%	11/1/51	140	94
	California State University College & University Revenue	5.183%	11/1/53	100	95
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	51
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	138
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	65
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	35
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	113	125
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	111
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	88
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	90
	Commonwealth of Massachusetts GO	5.456%	12/1/39	150	152
	Commonwealth of Massachusetts GO	2.900%	9/1/49	100	67
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	83	82
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	51
	Connecticut GO	5.090%	10/1/30	175	176
	Connecticut GO	5.850%	3/15/32	200	215
	Cook County IL GO	6.229%	11/15/34	50	53
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	102
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	45
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	83
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	169
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	56
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	86
[12]	Dallas Independent School District GO	6.450%	2/15/35	100	101
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	128
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	89
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/33	85	81

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Empire State Development Corp. Income Tax Revenue	5.770%	3/15/39	120	124
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/29	15	15
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	112
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	229	247
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	140	149
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	70	78
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	80
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	130	114
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	144
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	395	269
	Houston TX GO	6.290%	3/1/32	80	84
	Illinois GO	5.100%	6/1/33	1,313	1,317
	Illinois GO	6.630%	2/1/35	77	81
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	54
	Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	75	53
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	100	100
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	100
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	62
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	59
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	100	105
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	100	105
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	3.615%	2/1/29	68	68
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.081%	6/1/31	69	70
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.145%	2/1/33	100	99
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.048%	12/1/34	100	102
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.475%	8/1/39	150	142
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/39	200	201
	Maryland Economic Development Corp. College & University Revenue	5.942%	5/31/57	75	74
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	98	93
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	150	99
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	103
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	42
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	75
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	54
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/39	350	413
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	15	13
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	98
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	103
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	112
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/55	100	103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	67
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	164
	Michigan State University College & University Revenue	4.496%	8/15/48	50	44
	Michigan State University College & University Revenue	4.165%	8/15/22	100	72
	Mississippi GO	5.245%	11/1/34	50	51
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	70
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	73
[13]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	238
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/40	50	50
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/43	25	20
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	75	50
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	218
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	120
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	458
	New York City Municipal Water Finance Authority Water Revenue	5.750%	6/15/41	50	51
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	50	51
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	100	98
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	175	177
	New York NY GO	4.610%	9/1/37	200	194
	New York NY GO	5.517%	10/1/37	50	51
	New York NY GO	6.271%	12/1/37	100	107
	New York NY GO	5.828%	10/1/53	100	103

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	103
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	75
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	165
	Ohio State University College & University Revenue	4.910%	6/1/40	100	97
	Ohio State University College & University Revenue	4.800%	6/1/11	100	84
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	54
	Oregon GO	5.892%	6/1/27	41	42
[14]	Oregon School Boards Association GO	5.528%	6/30/28	26	26
[15]	Oregon State University College & University Revenue	3.424%	3/1/60	150	104
	Pennsylvania Economic Development Financing Authority Intergovernmental Agreement Revenue	5.689%	6/1/54	125	123
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	37
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	66
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	74
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	54
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	38
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	80
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	235
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	97
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	143
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	92
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	97
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	275	231
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	90
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	64
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/40	100	75
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	102
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	46
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	75	62
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/48	50	40
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	100	91
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	140
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	130
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	126
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	103
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	112
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	3.375%	8/1/34	100	92
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	105
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	238
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	224
	State Board of Administration Finance Corp. Miscellaneous Revenue	5.526%	7/1/34	150	154
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	51
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	178
	Texas GO	5.517%	4/1/39	180	185
	Texas GO	4.681%	4/1/40	50	48
[3]	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	287	293
[3]	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	300	303
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/49	175	137
[14]	Tucson AZ COP	2.856%	7/1/47	50	36
	United Nations Development Corp.	6.536%	8/1/55	100	105
	University of California College & University Revenue	1.316%	5/15/27	100	95
	University of California College & University Revenue	1.614%	5/15/30	125	112
	University of California College & University Revenue	3.071%	5/15/51	100	66
	University of California College & University Revenue	4.858%	5/15/12	225	187
	University of California College & University Revenue	4.767%	5/15/15	100	82
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	373
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	53
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	84
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	125	106
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	37
	University of Michigan College & University Revenue	2.437%	4/1/40	100	74
	University of Michigan College & University Revenue	2.562%	4/1/50	100	62
	University of Michigan College & University Revenue	4.454%	4/1/22	225	176
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	46
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	100	63
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	93
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	37
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	30

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Virginia College & University Revenue	2.256%	9/1/50	335	191
	University of Virginia College & University Revenue	4.179%	9/1/17	50	37
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	232
	Wisconsin Appropriations Revenue, ETM	3.154%	5/1/27	100	99
Total Taxable Municipal Bonds (Cost $25,695)					22,968
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[16]	Vanguard Market Liquidity Fund (Cost $38,053)	4.355%		380,569	38,053
Total Investments (99.8%) (Cost $5,158,892)					4,816,343
Other Assets and Liabilities—Net (0.2%)					11,402
Net Assets (100%)					4,827,745
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $83 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2025.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $11,966, representing 0.2% of net assets.
7	Guaranteed by the Government of Canada.
8	U.S. government-guaranteed.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	3	624	1
5-Year U.S. Treasury Note	September 2025	11	1,199	8
10-Year U.S. Treasury Note	September 2025	2	224	2
Ultra Long U.S. Treasury Bond	September 2025	10	1,191	22
				33

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,120,839)	4,778,290
Affiliated Issuers (Cost $38,053)	38,053
Total Investments in Securities	4,816,343
Investment in Vanguard	124
Cash	432
Receivables for Investment Securities Sold	52,247
Receivables for Accrued Income	38,287
Receivables for Capital Shares Issued	6,565
Variation Margin Receivable—Futures Contracts	16
Total Assets	4,914,014
Liabilities
Payables for Investment Securities Purchased	85,180
Payables for Capital Shares Redeemed	815
Payables to Vanguard	274
Total Liabilities	86,269
Net Assets	4,827,745
At June 30, 2025, net assets consisted of:

Paid-in Capital	5,256,409
Total Distributable Earnings (Loss)	(428,664)
Net Assets	4,827,745

Net Assets
Applicable to 459,928,264 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,827,745
Net Asset Value Per Share	$10.50

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Interest[1]	89,462
Total Income	89,462
Expenses
The Vanguard Group—Note B
Investment Advisory Services	85
Management and Administrative	2,971
Marketing and Distribution	117
Custodian Fees	32
Shareholders’ Reports and Proxy Fees	26
Trustees’ Fees and Expenses	1
Other Expenses	12
Total Expenses	3,244
Net Investment Income	86,218
Realized Net Gain (Loss)
Investment Securities Sold[1]	(22,270)
Futures Contracts	(3)
Realized Net Gain (Loss)	(22,273)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	119,116
Futures Contracts	33
Change in Unrealized Appreciation (Depreciation)	119,149
Net Increase (Decrease) in Net Assets Resulting from Operations	183,094
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $545, ($4), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	86,218	153,048
Realized Net Gain (Loss)	(22,273)	(34,262)
Change in Unrealized Appreciation (Depreciation)	119,149	(67,589)
Net Increase (Decrease) in Net Assets Resulting from Operations	183,094	51,197
Distributions
Total Distributions	(161,993)	(122,274)
Capital Share Transactions
Issued	470,105	859,586
Issued in Lieu of Cash Distributions	161,993	122,274
Redeemed	(407,535)	(651,191)
Net Increase (Decrease) from Capital Share Transactions	224,563	330,669
Total Increase (Decrease)	245,664	259,592
Net Assets
Beginning of Period	4,582,081	4,322,489
End of Period	4,827,745	4,582,081

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.46	$10.63	$10.32	$12.22	$12.81	$12.21
Investment Operations
Net Investment Income[1]	.193	.360	.306	.250	.228	.277
Net Realized and Unrealized Gain (Loss) on Investments	.217	(.234)	.262	(1.844)	(.454)	.635
Total from Investment Operations	.410	.126	.568	(1.594)	(.226)	.912
Distributions
Dividends from Net Investment Income	(.370)	(.296)	(.258)	(.226)	(.260)	(.312)
Distributions from Realized Capital Gains	—	—	—	(.080)	(.104)	—
Total Distributions	(.370)	(.296)	(.258)	(.306)	(.364)	(.312)
Net Asset Value, End of Period	$10.50	$10.46	$10.63	$10.32	$12.22	$12.81
Total Return	3.97%	1.24%	5.58%	-13.21%	-1.72%	7.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,828	$4,582	$4,322	$3,972	$4,871	$4,867
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[2]	0.14%[2]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.72%	3.44%	2.97%	2.30%	1.85%	2.20%
Portfolio Turnover Rate[3]	25%	41%	40%	42%	69%	94%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 5%, 10%, 8%, 12%, 33%, and 28%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Total Bond Market Index Portfolio
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $124,000, representing less than 0.01% of the portfolio’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,257,668	—	3,257,668
Asset-Backed/Commercial Mortgage-Backed Securities	—	108,887	—	108,887
Corporate Bonds	—	1,229,373	—	1,229,373
Sovereign Bonds	—	159,394	—	159,394
Taxable Municipal Bonds	—	22,968	—	22,968
Temporary Cash Investments	38,053	—	—	38,053
Total	38,053	4,778,290	—	4,816,343
Derivative Financial Instruments
Assets
Futures Contracts[1]	33	—	—	33
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total Bond Market Index Portfolio
D.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,170,508
Gross Unrealized Appreciation	28,180
Gross Unrealized Depreciation	(382,312)
Net Unrealized Appreciation (Depreciation)	(354,132)
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the portfolio had available capital losses totaling $125,263,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2025, the portfolio purchased $198,219,000 of investment securities and sold $175,803,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,112,461,000 and $998,096,000, respectively.
F.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	45,058	82,002
Issued in Lieu of Cash Distributions	15,652	11,929
Redeemed	(38,967)	(62,450)
Net Increase (Decrease) in Shares Outstanding	21,743	31,481
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692TBM 082025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Variable Insurance Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	33,467,339,081	1,740,859,232	N/A	N/A
Mark Loughridge	33,457,135,571	1,751,062,743	N/A	N/A
Scott C. Malpass	33,280,070,821	1,928,127,493	N/A	N/A
John Murphy	33,559,180,302	1,649,018,011	N/A	N/A
Lubos Pastor	33,461,829,121	1,746,369,192	N/A	N/A
Rebecca Patterson	33,552,670,129	1,655,528,185	N/A	N/A
André F. Perold	33,256,669,473	1,951,528,841	N/A	N/A
Salim Ramji	33,261,764,717	1,946,433,596	N/A	N/A
Sarah Bloom Raskin	32,998,675,799	2,209,522,515	N/A	N/A
Grant Reid	33,466,397,756	1,741,800,558	N/A	N/A
David Thomas	33,135,099,033	2,073,099,281	N/A	N/A
Barbara Venneman	33,176,049,500	2,032,148,813	N/A	N/A
Peter F. Volanakis	33,361,390,958	1,846,807,356	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – VVIF Equity Income Portfolio

The board of trustees of Vanguard Variable Insurance Funds Equity Income Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders. Wellington Management Company LLP is also advisor to the portfolio.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2003.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – VVIF High Yield Bond Portfolio

The board of trustees of Vanguard Variable Insurance Funds High Yield Bond Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders. Wellington Management Company LLP is also advisor to the portfolio.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2022.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short-term, long-term and since-inception performance of the portfolio, as applicable, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also below its peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Money Market Portfolio

The board of trustees of Vanguard Variable Insurance Funds Money Market Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Short-Term Investment-Grade Portfolio

The board of trustees of Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – VVIF Small Company Growth Portfolio

The board of trustees of Vanguard Variable Insurance Funds Small Company Growth Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders. ArrowMark Colorado Holdings, LLC (ArrowMark Partners) is also an advisor to the portfolio.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2008.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Total Bond Market Index Portfolio

The board of trustees of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD Variable Insurance FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD Variable Insurance FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

VANGUARD Variable Insurance FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 18, 2025

*By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.